UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2008 to May 31, 2009

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Ultra ProShares

Ultra MarketCap

ULTRA ®
ULTRA Dow30SM
ULTRA S&P500®
ULTRA MidCap400
ULTRA SmallCap600
ULTRA Russell2000

Ultra Style

ULTRA Russell1000 Value
ULTRA Russell1000 Growth
ULTRA Russell MidCap Value
ULTRA Russell MidCap Growth
ULTRA Russell2000 Value
ULTRA Russell2000 Growth

Ultra Sector

ULTRA Basic Materials
ULTRA Consumer Goods
ULTRA Consumer Services
ULTRA Financials
ULTRA Health Care
ULTRA Industrials
ULTRA Oil & Gas
ULTRA Real Estate
ULTRA Semiconductors
ULTRA Technology
ULTRA Telecommunications
ULTRA Utilities

Short ProShares

Short MarketCap

SHORT ®
SHORT Dow30SM
SHORT S&P500®
SHORT MidCap400
SHORT SmallCap600
SHORT Russell2000
ULTRASHORT ®
ULTRASHORT Dow30SM
ULTRASHORT S&P500®
ULTRASHORT MidCap400
ULTRASHORT SmallCap600
ULTRASHORT Russell2000

Short Style

ULTRASHORT Russell1000 Value
ULTRASHORT Russell1000 Growth
ULTRASHORT Russell MidCap Value
ULTRASHORT Russell MidCap Growth
ULTRASHORT Russell2000 Value
ULTRASHORT Russell2000 Growth

Short Sector

SHORT Financials
SHORT Oil & Gas
ULTRASHORT Basic Materials
ULTRASHORT Consumer Goods
ULTRASHORT Consumer Services
ULTRASHORT Financials
ULTRASHORT Health Care
ULTRASHORT Industrials
ULTRASHORT Oil & Gas
ULTRASHORT Real Estate
ULTRASHORT Semiconductors
ULTRASHORT Technology
ULTRASHORT Telecommunications
ULTRASHORT Utilities

Short International

SHORT MSCI EAFE
SHORT MSCI Emerging Markets
ULTRASHORT MSCI EAFE
ULTRASHORT MSCI Emerging Markets
ULTRASHORT MSCI Japan
ULTRASHORT FTSE/Xinhua China 25

Short Fixed-Income

ULTRASHORT 7-10 Year Treasury
ULTRASHORT 20+ Year Treasury

Annual Report

ProShares Trust

  MAY 31, 2009

Table of Contents

1	Shareholder Letter

2	Management Discussion of Fund Performance

73	Expense Examples

Schedule of Portfolio Investments

79	ULTRA QQQ®

83	ULTRA Dow30SM

86	ULTRA S&P500®

90	ULTRA MidCap400

94	ULTRA SmallCap600

98	ULTRA Russell2000

102	ULTRA Russell1000 Value

106	ULTRA Russell1000 Growth

110	ULTRA Russell MidCap Value

114	ULTRA Russell MidCap Growth

118	ULTRA Russell2000 Value

122	ULTRA Russell2000 Growth

126	ULTRA Basic Materials

129	ULTRA Consumer Goods

134	ULTRA Consumer Services

138	ULTRA Financials

142	ULTRA Health Care

146	ULTRA Industrials

151	ULTRA Oil & Gas

155	ULTRA Real Estate

158	ULTRA Semiconductors

161	ULTRA Technology

166	ULTRA Telecommunications

169	ULTRA Utilities

172	SHORT QQQ®

174	SHORT Dow30SM

176	SHORT S&P500®

178	SHORT MidCap400

180	SHORT SmallCap600

182	SHORT Russell2000

184	ULTRASHORT QQQ®

186	ULTRASHORT Dow30SM

188	ULTRASHORT S&P500®

190	ULTRASHORT MidCap400

192	ULTRASHORT SmallCap600

194	ULTRASHORT Russell2000

196	ULTRASHORT Russell1000 Value

198	ULTRASHORT Russell1000 Growth

200	ULTRASHORT Russell MidCap Value

202	ULTRASHORT Russell MidCap Growth

204	ULTRASHORT Russell2000 Value

206	ULTRASHORT Russell2000 Growth

208	SHORT Financials

210	SHORT Oil & Gas

212	ULTRASHORT Basic Materials

214	ULTRASHORT Consumer Goods

216	ULTRASHORT Consumer Services

218	ULTRASHORT Financials

220	ULTRASHORT Health Care

222	ULTRASHORT Industrials

224	ULTRASHORT Oil & Gas

226	ULTRASHORT Real Estate

228	ULTRASHORT Semiconductors

230	ULTRASHORT Technology

232	ULTRASHORT Telecommunications

234	ULTRASHORT Utilities

236	SHORT MSCI EAFE

238	SHORT MSCI Emerging Markets

240	ULTRASHORT MSCI EAFE

242	ULTRASHORT MSCI Emerging Markets

244	ULTRASHORT MSCI Japan

246	ULTRASHORT FTSE/Xinhua China 25

248	ULTRASHORT 7-10 Year Treasury

250	ULTRASHORT 20+ Year Treasury

252	Statements of Assets and Liabilities

263	Statements of Operations

274	Statements of Changes in Net Assets

296	Financial Highlights

318	Notes to Financial Statements

346	Report of Independent Registered Public Accounting Firm

347	Proxy Voting, Quarterly Portfolio Holdings Information & Premium and Discount Information

348	Trustees and Officers of ProShares Trust

Dear Shareholder,

I am pleased to present the Annual Report to shareholders of ProShares ETFs for the 12 months ended May 31, 2009.

Most major market indexes came under severe pressure during the 12-month period. The S&P 500®, a measure of large-cap U.S. stocks, fell 32.6%, while the Russell 2000® index of small-cap U.S. stocks declined 31.8%. In fact, all of the major industry sector indexes that comprise the S&P 500 experienced double-digit declines. Healthcare was the best-performing sector, down 17.2%, and real estate was the worst-performing sector, declining 48.0%.

During the year, non-U.S. equities also declined, dropping 35.9%, as measured by the MSCI ACWI ex-U.S. Index. Commodity prices, as reflected in the Dow Jones-AIG Commodity Index, fell 41.6% during the period. Bonds, as measured by the Barclays Capital U.S. Aggregate Bond Index, advanced 5.36%.(1)

Notably, during the reporting period, volatility(2) for the S&P 500 spiked to 45.5% compared with 19.9% for the previous 12-month period. A volatility of 45.5% ranks the period among the top 3% of all one-year volatilities for the last 81 years of the S&P 500.(3)

In the midst of this tumultuous environment, many investors turned to ProShares' short and leveraged ETFs as a means to implement their investment strategies. From January 1, 2009, through the end of May, ProShares ranked second among all U.S. ETF families in dollars traded.(4)

With the dramatic growth in the use of our ETFs, it is hard to believe that ProShares debuted just three years ago. In the summer of 2006, we introduced our first 12 Short and Ultra ProShares. Less than a year later, ProShares surpassed $5 billion in assets and topped $20 billion just two years after its launch. Despite the extraordinary market climate during the past year, we have continued to expand our product lineup to include a broad range of investment style, sector, and international market ETFs. As we mark our third-year anniversary, ProShares is now among the largest ETF managers in the U.S. with approximately $25.5 billion in assets under management as of May 29, 2009.(5)

The recent market turmoil has also highlighted how important it is that investors understand all of the investment choices they have available to them. In light of this, we have placed increased emphasis on helping investors understand how leveraged and short ProShares perform under various market conditions and will be expanding our investor education program in the coming months.

We appreciate the trust you have placed with us by choosing ProShares and look forward to continuing to serve your investing needs.

Sincerely,

Michael Sapir
Chairman
ProShare Advisors LLC

(1) All investment performance index figures above reflect total return performance. (2) As measured by standard deviation. (3) Source: Bloomberg. Based on a comparison of all one-year rolling volatilities beginning in 1928. (4) Source: Bloomberg. Based on average daily dollar volume. (5) Source: Bloomberg and Morningstar. Based on a comparison of average daily ETF and ETN assets as of 5/29/2009.

ProShares Trust
Management Discussion of Fund Performance

May 31, 2009 (Unaudited)

Investment Strategies and Techniques:

Each series of ProShares Trust (each a "Fund" and collectively, the "Funds") is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance or a multiple of the inverse of the daily price performance, of an index. ProShare Advisors LLC ("PSA") uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PSA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each Fund during the year:

•  Benchmark Performance: The performance of the index underlying each Fund's benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance3. Please see below for a discussion of market conditions that affected the performance of the Funds and their various benchmark indexes.

•  The Impact of Leverage on the Funds' Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of 200% or –200% of the daily performance of an index (i.e., the Ultra ProShares and UltraShort ProShares) was impacted proportionately more by the daily performance of the Funds' underlying indexes than those Funds that seek daily investment results (before fees and expenses) of –100% of the daily performance of an index (i.e., the Short ProShares). The performance of those Funds that seek daily investment results (before fees and expenses) of –100% or –200% (i.e., the Short ProShares and UltraShort ProShares) was inversely impacted by the daily performance of the Funds' underlying indexes.

•  Compounding of Daily Returns and Volatility: ETFs are designed to provide a multiple of index returns (e.g. –200% or +200%) for a single day only. For longer periods, performance may be greater than or less than the one-day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leveraged funds. Compounding generally increases returns in upward trending low volatility markets and generally decreases losses in downward trending low volatility markets. In volatile periods, compounding reduces returns and increases losses.

•  Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•  Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•  Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder creation and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds' benchmark indexes or securities.

Market Conditions Affecting Benchmark and Fund Performance — All Funds

General Factors Affecting Benchmark and Fund Performance:

Sixty-two (62) Funds were in existence for the entire period covered by this annual report. Two sector Funds were launched over this period, as well. Below, we review general economic and market events, as well as index performance, for the entire year ended May 31, 2009.

Economy:

The economy plummeted deeper into one of the worst recessions in U.S. history over the past twelve months. Housing prices declined almost 20%, unemployment rose throughout the year to the highest levels seen since the early 1980s, and GDP posted its worst back-to-back quarters in half a century. As a result, consumer confidence sunk to its lowest ever reading in February of this year.

Much of the distress faced by the economy during the past twelve months was a consequence of a severely faltering financial system. A volatile combination of high unemployment, tightening credit conditions, and a collapse in housing prices resulted in high rates of default and foreclosures among residential mortgages. Companies holding large portfolios of mortgage backed securities were forced to write-off billions of dollars in bad loans, and in the cases of historic Wall Street firms such as Lehman Brothers and Merrill Lynch, forced to declare bankruptcy or sell to another firm, respectively. In addition, the U.S. Treasury placed both Fannie Mae and Freddie Mac under the control of a conservatorship, a measure similar to Chapter 11 bankruptcy. Insurance giant, American International Group was also bailed out by the Federal Reserve and Treasury Department for an amount estimated to be worth roughly $150 billion. This became the largest such bailout of a publicly-traded company in U.S. history. Failure to do so, however, could have resulted in the collapse of additional major financial institutions. With more financial institutions on the verge of realizing a similar fate, massive financial bailout and economic stimulus bills were signed into law with the hope of restoring confidence in our financial system and revitalizing the economy.

A highly uncertain economic environment coupled with low inflation over the past twelve months coincided with a flight to quality among investors. As a result, Treasury prices soared and yields across the Treasury curve sunk to record low levels. The Federal Reserve cut their target rate from 2% at the beginning of the period to a floating range between 0% and 0.25% by period end. This was the lowest level the Federal Reserve had set its target rate in its history. Three-month Treasury Bills and two-year Treasury Notes followed suit, as yields dropped roughly 1.7 percentage points on both of these benchmarks, from the beginning of the period to the end, leaving them at 0.15% and 0.90% respectively. The long end of the yield curve saw rates fall as well, albeit, declines were more moderate, as the yield on ten-year Treasury Notes fell 0.6 percentage points to 3.5%, and the yield on 30-year Treasury Bonds fell 0.4 percentage points to 4.3% at year end.

The equity market wasn't the only asset class that was affected by the global economic slowdown. After a huge surge during the prior twelve month period, commodity prices plummeted over the past year. As measured by the Dow Jones — UBS Commodity Index, broad commodity prices declined 42% for the year. Crude Oil, which soared as high as $145/barrel in July of 2008, fell precipitously to $34/barrel in December. As the period came to a close, Crude Oil prices had fallen 66% from levels seen a year earlier. Food prices came under pressure as well, as the Dow Jones — UBS Agricultural Grains Index fell 22%. Gold was the lone bright spot among commodities, often viewed as a safe haven during times of economic distress; it returned 8% on the year.

The US Dollar, which had struggled against other major currencies for much of the decade, gained some of that back versus the Euro, gaining 9.9% for the period. Overall, against a basket of six major currencies, the U.S. Dollar gained 8.9% as measured by the U.S. Dollar Index. The one exception to this trend among major currencies was the Japanese Yen, which extended its gains from the prior year, returning 10.7% against the U.S. Dollar for the period.

Index Performance:

For the period of this report, ProShare Advisors managed Funds based on five broad categories of indices — broad market, sector, style, international and fixed-income.

ProShares Trust
Management Discussion of Fund Performance

May 31, 2009 (Unaudited) (continued)

The U.S. equity market posted sharply negative returns as measured by various broad market indexes for the year ended May 31, 2009. These broader markets experienced negative returns that ranged from –28.9% to –33.5%, with the NASDAQ 100 experiencing the best return and the S&P MidCap 400 declining the most. All indexes would fall in a relatively narrow range, however. As measured by more narrowly based indexes, there were greater divergences between different segments and sectors of the market than among the broad market indexes.

PSA managed a total of 18 exchange traded funds which have benchmarks to broad market indexes. The performance for their benchmark indexes were as follows: the NASDAQ-100 returned –28.9%, the Dow Jones Industrial Average returned –30.4%, the Russell 2000 Index returned –31.8%, the S&P Small Cap 600 Index returned –31.9%, the S&P 500 Index returned –32.6% and the S&P MidCap 400 index returned –33.5% for the year ending May 31, 2009.

In typical down markets, a few individual sectors may buck the trend, and post respectable returns despite negative returns across the broader markets. While there was a range of returns between –17.2% to –48.0% among the sector indexes benchmarked by various ProShares, this economic downturn was too deep and far reaching for any of them to provide a safe haven during the past twelve months. PSA managed 26 sector funds, two of which were launched during the year ending May 31, 2009. For the year, these indexes had the following returns as measured by Dow Jones: Healthcare, –17.2%; Consumer Goods, –21.0%; Consumer Services, –25.9%; Technology, –27.9%; Select Telecommunications, –30.9%, Utilities, –34.1%; Semiconductors, –34.6%; Oil and Gas, –36.7%; Industrials, –40.1%; Basic Materials, –45.0%; Financials, –45.3%; and Real Estate, –48.0%.

Recent years have seen one style of investing typically gain favor over another during the course of a year. Last year, growth stocks outperformed value over all areas of the market capitalization spectrum, while value had outperformed growth for the previous seven years. This year, value stocks enjoyed a slight performance edge over growth, however, the differences were negligible, with each of the six styles tracked by ProShares down over 30% The Russell 1000 Growth Index returned –30.7%, followed by Russell 2000 Growth, –31.6%; Russell 2000 Value, –32.2%; Russell 1000 Value, –35.3%; Russell MidCap Growth, –35.7%; and Russell MidCap Value, –36.8%.

International equity markets also fell sharply. European, Asian, and Emerging Markets saw declines comparable or worse than what was seen here in the U.S. PSA managed a total of six funds benchmarked to various international indexes. For the year ending May 31, 2009, these indexes had the following returns: FTSE Xinhua China 25 Index, –25.2%; MSCI Japan Index, –36.4%; MSCI EAFE Index, –36.5%; and MSCI Emerging Markets Index, –34.7%.

Long-term Treasury yields declined throughout the year, though considerably less than short-term yields. PSA managed two funds benchmarked to Treasury indexes. For the year ending May 31, 2009, the Barclays Capital 7-10 Year U.S. Treasury Bond Index and Barclays Capital 20+ Year U.S. Treasury Bond Index returned 8.9% and 8.5% respectively.

Index Volatility

Daily volatility for the U.S. equity markets rose to record levels over the previous 12 months. The volatility for the S&P 500 for the year ended May 31, 2009 was 45.5%, which was considerably higher than the prior year's volatility of 19.9%. Similar extreme volatility levels were reached previously only during the Great Depression period (1929 to 1932) and in the equity market crash of 1987. At a given index return level, increased volatility tends to negatively impact performance over time as described in the previous section. The most volatile Fund benchmark index was the Dow Jones Real Estate Index and the least volatile was the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The volatility of each index, along with one year returns are shown below.

Underlying Index	One Year Return	Annualized Index Volatility
Dow Jones U.S. Real Estate Index	-48.0%	94.6%
Dow Jones U.S. Financials Index	-45.3%	85.1%
Dow Jones U.S. Basic Materials Index	-45.0%	64.0%
Dow Jones U.S. Oil & Gas Index	-36.7%	62.9%
FTSE/Xinhua China 25 Index	-25.2%	61.0%
Russell 2000 Value Index	-32.2%	57.0%
Russell 2000 Index	-31.8%	53.5%
Dow Jones U.S. Semiconductors Index	-34.6%	52.9%
Russell MidCap Value Index	-36.8%	51.4%
Dow Jones U.S. Select Telecommunications Index	-30.9%	51.3%

Underlying Index	One Year Return	Annualized Index Volatility
S&P SmallCap 600 Index	-31.9%	50.7%
Russell 2000 Growth Index	-31.6%	50.4%
Russell 1000 Value Index	-35.3%	50.1%
S&P MidCap 400 Index	-33.5%	49.4%
Russell MidCap Growth Index	-35.7%	48.7%
Dow Jones U.S. Industrials Index	-40.1%	47.3%
S&P 500 Index	-32.6%	45.5%
NASDAQ 100 Index	-28.9%	45.2%
Dow Jones U.S. Technology Index	-27.9%	45.2%
Dow Jones U.S. Consumer Services Index	-25.9%	43.1%
MSCI Emerging Markets Index	-34.7%	43.0%
Russell 1000 Growth Index	-30.7%	42.4%
Dow Jones Industrial Average	-30.4%	41.5%
Dow Jones U.S. Utilities Index	-34.1%	40.2%
MSCI Japan Index	-36.4%	39.9%
MSCI EAFE Index	-36.5%	38.3%
Dow Jones U.S. Health Care Index	-17.2%	33.9%
Dow Jones U.S. Consumer Goods Index	-21.0%	32.8%
Barclays Capital 20+ Year U.S. Treasury Bond Index	8.5%	20.8%
Barclays Capital 7-10 Year U.S. Treasury Bond Index	8.9%	10.8%

Costs of Leveraged and Inverse Exposure The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 2.43% at the beginning of the year, dropping to a low of 0.23% in mid-January and rising again to 0.29% at the end of the period. Each Ultra Fund essentially pays one-times this rate plus a spread, while each Short and Ultra Short essentially receives two and three-time this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures. These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs. In the case of China, there were periods of time where the cost of obtaining short exposure completely offset what is normally a positive impact of financing rates on Inverse Funds.

PSA does not invest the assets of the Funds based on its view of the investment merit of a particular security, instrument or company. In addition, PSA does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

ProShares Ultra QQQ® (Ticker: QLD)

ProShares Ultra QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and "seasoning" requirements. The Index is calculated under a modified capitalization weighted methodology.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –60.05%1, compared to a total return of –28.89%2 for the index. For the period, the Fund had an average daily volume of 29,665,282 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were O'Reilly Automotive (+37.86%), Apollo Group (+23.67%), and Hansen Natural (+17.41%), while the bottom three performers in this group were Liberty International (–65.51%), Foster Wheeler (–65.18%), and Flextronics International (–63.03%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra QQQ® Fund from June 19, 2006 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (6/19/06)
Ultra QQQ® Fund	-60.05%	-16.95%
NASDAQ-100 Index	-28.89%	-2.00%
Expense Ratios**
Fund	Gross	Net
Ultra QQQ® Fund	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	96%
Futures Contracts	18%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	11.3%
QUALCOMM, Inc.	5.8%
Microsoft Corp.	4.3%
Google, Inc., Class A	4.1%
Research in Motion Ltd.	3.0%

Nasdaq-100 Index – Composition

% of Index
Technology	41.4%
Communications	27.0%
Consumer, Non-cyclical	19.2%
Consumer, Cyclical	7.4%
Industrials	3.2%
Energy	1.1%
Basic Materials	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks, instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –60.66%1, compared to a total return of –30.44%2 for the index. For the period, the Fund had an average daily volume of 11,116,492 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were McDonalds Corp (–0.56%), Wal-Mart Stores (–13.86%), and Coca-Cola Co. (–14.15%), , while the bottom three performers in this group were Alcoa Inc (–77.29%), Bank of America (–66.86%), and Caterpillar Inc (–57.09%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Dow30SM Fund from June 19, 2006 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (6/19/06)
Ultra Dow30SM Fund	-60.66%	-21.52%
Dow Jones Industrial Average Index	-30.44%	-5.71%
Expense Ratios**
Fund	Gross	Net
Ultra Dow30SM Fund	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	98%
Futures Contracts	17%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	8.5%
Exxon Mobil Corp.	5.6%
Chevron Corp.	5.3%
McDonald's Corp.	4.7%
3M Co.	4.6%

Dow Jones Industrial Average
Index – Composition

% of Index
Consumer, Non-cyclical	21.1%
Industrials	19.1%
Technology	16.6%
Energy	12.8%
Consumer, Cyclical	12.4%
Communications	7.3%
Financials	7.2%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –64.09%1, compared to a total return of –32.57%2 for the index. For the period, the Fund had an average daily volume of 59,010,051 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Family Dollar Stores (+41.45%), O'Reilly Automotive (+37.86%), and First Horizon National Corp (+36.41%), while the bottom three performers in this group were American International Group (–95.31%), ProLogis (–86.29%), and Gannett Co. (–83.44%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra S&P500® Fund from June 19, 2006 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (6/19/06)
Ultra S&P500® Fund	-64.09%	-25.61%
S&P 500 Index	-32.57%	-7.67%
Expense Ratios**
Fund	Gross	Net
Ultra S&P500® Fund	0.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	100%
Futures Contracts	13%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.7%
Microsoft Corp.	1.7%
Johnson & Johnson	1.6%
Procter & Gamble Co. (The)	1.6%
AT&T, Inc.	1.6%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	24.3%
Financials	13.3%
Energy	13.2%
Technology	11.8%
Communications	11.4%
Industrials	10.4%
Consumer, Cyclical	8.5%
Utilities	3.7%
Basic Materials	3.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –66.62%1, compared to a total return of –33.50%2 for the index. For the period, the Fund had an average daily volume of 1,015,965 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Palm Inc (+101.32%), 3Com Corp (+71.43%), and Airtran Holdings (+69.00%), while the bottom three performers in this group were YRC Worldwide Inc (–85.22%), Patriot Coal (–83.24%), and Terex Corp (–81.19%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra MidCap400 Fund from June 19, 2006 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (6/19/06)
Ultra MidCap400 Fund	-66.62%	-24.85%
S&P MidCap 400 Index	-33.50%	-6.32%
Expense Ratios**
Fund	Gross	Net
Ultra MidCap400 Fund	1.25%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	100%
Futures Contracts	14%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Western Digital Corp.	0.7%
FMC Technologies, Inc.	0.6%
Vertex Pharmaceuticals, Inc.	0.6%
Ross Stores, Inc.	0.6%
Newfield Exploration Co.	0.6%

S&P MidCap400 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Industrials	17.6%
Financials	17.0%
Consumer, Cyclical	13.0%
Technology	7.7%
Energy	7.3%
Utilities	6.1%
Basic Materials	5.5%
Communications	4.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra SmallCap600 (Ticker:SAA)

ProShares Ultra SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a nonmechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –65.10%1, compared to a total return of –31.93%2 for the index. For the period, the Fund had an average daily volume of 128,506 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Cypress Semiconductor Corp (+93.83%), Green Mountain Coffee Roasters, Inc. (+93.40%), and World Fuel Services (+76.17%), while the bottom three performers in this group were Century Aluminum (–91.77%), Frontier Financial Corp (–89.86%), and Fairpoint Communications (–88.78%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra SmallCap600 Fund from January 23, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/23/07)
Ultra SmallCap600 Fund	-65.10%	-39.61%
S&P SmallCap 600 Index	-31.93%	-15.06%
Expense Ratios**
Fund	Gross	Net
Ultra SmallCap600 Fund	2.10%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Atmos Energy Corp.	0.6%
Micros Systems, Inc.	0.6%
Senior Housing Properties Trust	0.6%
Mednax, Inc.	0.5%
Kirby Corp.	0.5%

S&P SmallCap 600 Index – Composition

% of Index
Industrials	19.6%
Consumer, Non-cyclical	18.7%
Financials	17.6%
Consumer, Cyclical	16.2%
Technology	10.8%
Communications	5.4%
Energy	4.7%
Utilities	4.4%
Basic Materials	2.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –66.18%1, compared to a total return of –31.79%2 for the index. For the period, the Fund had an average daily volume of 5,169,827 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Dendreon Corp (+335.96%), Star Scientific (+157.73%), and Allscripts-Misys Healthcare Solutions (+157.31%), while the bottom three performers in this group were HSW International (–95.66%), Medis Tech Ltd (–95.64%), and Lear Corp (–95.18%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell2000 Fund from January 23, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/23/07)
Ultra Russell2000 Fund	-66.18%	-42.13%
Russell 2000 Index	-31.79%	-16.17%
Expense Ratios**
Fund	Gross	Net
Ultra Russell2000 Fund	1.49%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	94%
Futures Contracts	16%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Myriad Genetics, Inc.	0.4%
Ralcorp Holdings, Inc.	0.4%
Alexion Pharmaceuticals, Inc.	0.4%
Dendreon Corp.	0.3%
Sybase, Inc.	0.3%

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	22.2%
Financials	18.9%
Industrials	15.1%
Consumer, Cyclical	13.0%
Technology	10.9%
Communications	8.4%
Energy	4.4%
Utilities	4.0%
Basic Materials	3.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Russell1000 Value (Ticker: UVG)

ProShares Ultra Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Value Index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –68.39%1, compared to a total return of –35.35%2 for the index. For the period, the Fund had an average daily volume of 43,870 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Family Dollar Stores (+41.45%), O'Reilly Automotive (+37.86%), and First Horizon National Corp (+36.41%), while the bottom three performers in this group were Fannie Mae (–97.30%), Freddie Mac (–96.85%), and American International Group (–95.31%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell000 Value Fund from February 20, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (2/20/07)
Ultra Russell1000 Value Fund	-68.39%	-46.63%
Russell 1000 Value Index	-35.35%	-20.31%
Expense Ratios**
Fund	Gross	Net
Ultra Russell1000 Value Fund	2.06%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	107%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	6.0%
AT&T, Inc.	3.1%
General Electric Co.	3.0%
Chevron Corp.	2.9%
JPMorgan Chase & Co.	2.9%

Russell 1000 Value Index – Composition

% of Index
Financials	23.3%
Consumer, Non-cyclical	22.1%
Energy	16.7%
Communications	10.7%
Industrials	9.1%
Consumer, Cyclical	6.4%
Utilities	6.3%
Basic Materials	3.3%
Technology	2.0%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Russell1000 Growth (Ticker: UKF)

ProShares Ultra Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 1000® Growth Index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –60.90%1, compared to a total return of –30.72%2 for the index. For the period, the Fund had an average daily volume of 35,250 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Cypress Semiconductor (+93.83%), and Family Dollar Stores (+41.45%), and O'Reilly Automotive (+37.86%), while the bottom three performers in this group were Freddie Mac (–96.85%), Century Aluminum (–91.77%), and Sirius XM Radio (–86.13%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell1000 Growth Fund from February 20, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (2/20/07)
Ultra Russell1000 Growth Fund	-60.90%	-34.24%
Russell 1000 Growth Index	-30.72%	-13.07%
Expense Ratios**
Fund	Gross	Net
Ultra Russell1000 Growth Fund	1.56%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	3.1%
International Business Machines Corp.	2.7%
Apple, Inc.	2.2%
Cisco Systems, Inc.	2.0%
Google, Inc., Class A	1.8%

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	26.1%
Technology	21.7%
Industrials	12.2%
Communications	11.6%
Consumer, Cyclical	10.8%
Energy	8.5%
Financials	3.8%
Basic Materials	3.6%
Utilities	1.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Russell MidCap Value (Ticker: UVU)

ProShares Ultra Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –70.21%1, compared to a total return of –36.84%2 for the index. For the period, the Fund had an average daily volume of 24,872 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Family Dollar Stores (+41.45%), O'Reilly Automotive (+37.86%), and First Horizon National Corp (+36.41%), while the bottom three performers in this group were Century Aluminum (–91.77%), American Capital Ltd (–91.41%), and Developers Diversified Realty Corp (–86.83%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell MidCap Value Fund from February 20, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (2/20/07)
Ultra Russell MidCap Value Fund	-70.21%	-47.92%
Russell MidCap Value Index	-36.84%	-21.06%
Expense Ratios**
Fund	Gross	Net
Ultra Russell MidCap Value Fund	2.44%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	107%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ford Motor Co.	1.4%
PG&E Corp.	1.0%
American Electric Power Co., Inc.	1.0%
Sempra Energy	0.9%
Progressive Corp. (The)	0.8%

Russell Midcap Value Index – Composition

% of Index
Financials	26.6%
Consumer, Non-cyclical	16.7%
Utilities	13.2%
Consumer, Cyclical	11.4%
Industrials	8.8%
Energy	6.3%
Communications	5.9%
Technology	5.5%
Basic Materials	5.3%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Russell MidCap Growth (Ticker:UKW)

ProShares Ultra Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –68.49%1, compared to a total return of –35.73%2 for the index. For the period, the Fund had an average daily volume of 30,745 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Cypress Semiconductor Corp (+93.83%), Family Dollar Stores (+41.45%), and O'Reilly Automotive (+37.86%), while the bottom three performers in this group were Century Aluminum (–91.77%), Sirius XM Radio (–86.13%), and Orient-Express Hotels Ltd (–84.86%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell MidCap Growth Fund from February 20, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (2/20/07)
Ultra Russell MidCap Growth Fund	-68.49%	-40.61%
Russell MidCap Growth Index	-35.73%	-16.00%
Expense Ratios**
Fund	Gross	Net
Ultra Russell MidCap Growth Fund	1.95%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Yum! Brands, Inc.	1.1%
Southwestern Energy Co.	1.0%
Express Scripts, Inc.	0.9%
Allergan, Inc.	0.9%
St. Jude Medical, Inc.	0.9%

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	21.4%
Industrials	17.6%
Consumer, Cyclical	15.1%
Technology	14.8%
Energy	10.4%
Communications	8.9%
Financials	5.2%
Basic Materials	3.6%
Utilities	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Russell2000 Value (Ticker: UVT)

ProShares Ultra Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Value Index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –67.25%1, compared to a total return of –32.22%2 for the index. For the period, the Fund had an average daily volume of 56,989 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Star Scientific (+157.73%), Mankind Corp (+119.33%), and Force Protection Inc (+102.11%), while the bottom three performers in this group were HSW International (–95.66%), Medis Tech Ltd (–95.64%), and Lear Corp (–95.18%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell2000 Value Fund from February 20, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (2/20/07)
Ultra Russell2000 Value Fund	-67.25%	-49.34%
Russell 2000 Value Index	-32.22%	-21.08%
Expense Ratios**
Fund	Gross	Net
Ultra Russell2000 Value Fund	2.90%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	112%
Futures Contracts	—
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ralcorp Holdings, Inc.	0.7%
Realty Income Corp.	0.5%
Senior Housing Properties Trust	0.5%
Aspen Insurance Holdings Ltd.	0.5%
First Niagara Financial Group, Inc.	0.4%

Russell 2000 Value Index – Composition

% of Index
Financials	33.5%
Consumer, Non-cyclical	13.7%
Industrials	13.0%
Consumer, Cyclical	12.9%
Utilities	7.2%
Communications	6.6%
Technology	6.5%
Basic Materials	4.3%
Energy	2.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Russell2000 Growth (Ticker: UKK)

ProShares Ultra Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Growth Index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –64.62%1, compared to a total return of –31.55%2 for the index. For the period, the Fund had an average daily volume of 64,073 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Dendreon Corp (+335.96%), Star Scientific (+157.73%), and Allscripts-Misys Healthcare Solutions (+157.31%), while the bottom three performers in this group were HSW International (–95.66%), Medis Tech Ltd (–95.64%), and Synthesis Energy Systems (–95.10%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Russell2000 Growth Fund from February 20, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (2/20/07)
Ultra Russell2000 Growth Fund	-64.62%	-41.21%
Russell 2000 Growth Index	-31.55%	-16.07%
Expense Ratios**
Fund	Gross	Net
Ultra Russell2000 Growth Fund	2.59%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Myriad Genetics, Inc.	0.8%
Alexion Pharmaceuticals, Inc.	0.7%
Dendreon Corp.	0.6%
Aeropostale, Inc.	0.5%
Sybase, Inc.	0.5%

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	30.5%
Industrials	17.1%
Technology	15.3%
Consumer, Cyclical	13.2%
Communications	10.1%
Energy	6.6%
Financials	4.4%
Basic Materials	1.9%
Utilities	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –80.67%1, compared to a total return of –45.03%2 for the index. For the period, the Fund had an average daily volume of 4,931,750 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Newmont Mining Corp (+2.82%), Valspar Corp (+1.29%), and Tredegar (–4.04%), while the bottom three performers in this group were Domtar Corp (–83.41%), Patriot Coal Corp (–83.24%), and United States Steel Corp (–80.27%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Basic Materials Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
Ultra Basic Materials Fund	-80.67%	-37.70%
Dow Jones U.S. Basic Materials Index	-45.03%	-9.74%
Expense Ratios**
Fund	Gross	Net
Ultra Basic Materials Fund	1.42%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	113%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	7.6%
Newmont Mining Corp.	6.9%
Praxair, Inc.	6.7%
Freeport-McMoRan Copper & Gold, Inc.	6.5%
Dow Chemical Co. (The)	5.6%

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	53.0%
Industrial Metals	25.3%
Mining	19.2%
Forestry and Paper	2.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –45.19%1, compared to a total return of –21.02%2 for the index. For the period, the Fund had an average daily volume of 16,593 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Carter's Inc (+58.72%), Lancaster Colony Corp (+40.59%), and Scotts Miracle-Gro (+21.63%), while the bottom three performers in this group were Eastman Kodak Co. (–82.96%), Liz Claiborne Inc (–74.23%), and Crocs Inc (–71.50%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Consumer Goods Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
Ultra Consumer Goods Fund	-45.19%	-23.89%
Dow Jones U.S. Consumer Goods Index	-21.02%	-8.36%
Expense Ratios**
Fund	Gross	Net
Ultra Consumer Goods Fund	2.03%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	108%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	14.2%
Coca-Cola Co. (The)	9.8%
Philip Morris International, Inc.	8.1%
PepsiCo, Inc.	7.6%
Monsanto Co.	4.2%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	22.6%
Household Goods	21.3%
Food Producers	21.1%
Tobacco	14.5%
Personal Goods	11.7%
Automobile and Parts	5.3%
Leisure Goods	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –55.40%1, compared to a total return of –25.85%2 for the index. For the period, the Fund had an average daily volume of 18,624 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Family Dollar Stores (+41.45%), O'Reilly Automotive Inc (+37.86%), and Collective Brands Inc (+30.27%), while the bottom three performers in this group were Las Vegas Sands Corp (–85.73%), Orient-Express Hotels Ltd (–84.86%), and MGM Mirage (–84.84%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Consumer Services Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
Ultra Consumer Services Fund	-55.40%	-38.91%
Dow Jones U.S. Consumer Services Index	-25.85%	-16.17%
Expense Ratios**
Fund	Gross	Net
Ultra Consumer Services Fund	3.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	9.9%
McDonald's Corp.	5.3%
CVS Caremark Corp.	3.5%
Walt Disney Co. (The)	3.4%
Home Depot, Inc.	3.2%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	45.3%
Media	23.3%
Travel and Leisure	17.4%
Food and Drug Retailers	14.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –85.83%1, compared to a total return of –45.32%2 for the index. For the period, the Fund had an average daily volume of 112,086,016 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were First Horizon National Corp (+36.41%), Jefferies Group Inc (+20.17%), and HCC Insurance Holdings Inc (+3.48%), while the bottom three performers in this group were American International Group (–95.31%), First Industrial Realty Trust (–87.14%), and Developers Diversified Realty Corp (–86.83%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Financials Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
Ultra Financials Fund	-85.83%	-69.76%
Dow Jones U.S. Financials Index	-45.32%	-32.93%
Expense Ratios**
Fund	Gross	Net
Ultra Financials Fund	1.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	109%
Futures Contracts	—
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	9.1%
Wells Fargo & Co.	6.8%
Bank of America Corp.	5.7%
Goldman Sachs Group, Inc. (The)	4.0%
Morgan Stanley	2.3%

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	38.4%
General Financial	29.4%
Nonlife Insurance	14.0%
Real Estate Investment Trusts	11.8%
Life Insurance	5.8%
Real Estate Investment & Services	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Health CareSM Index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –40.60%1, compared to a total return of –17.20%2 for the index. For the period, the Fund had an average daily volume of 50,691 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Nektar Therapeutics (+51.35%), Myriad Genetics Inc (+49.36%), and Valeant Pharmaceuticals Intl (+40.44%), while the bottom three performers in this group were Savient Pharmaceuticals Inc (–76.16%), Incyte Corp (–66.12%), and Wellcare Health Plans Inc (–65.57%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Health Care Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
Ultra Health Care Fund	-40.60%	-25.09%
Dow Jones U.S. Health Care Index	-17.20%	-8.85%
Expense Ratios**
Fund	Gross	Net
Ultra Health Care Fund	1.75%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	109%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	11.3%
Pfizer, Inc.	7.6%
Abbott Laboratories	5.2%
Wyeth	4.4%
Merck & Co., Inc.	4.3%

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	65.6%
Health Care Equipment and Services	34.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –72.38%1, compared to a total return of –40.11%2 for the index. For the period, the Fund had an average daily volume of 54,358 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were World Fuel Services Corp (+76.17%), Vistaprint Ltd (+22.25%), and Black Box Corporation (+14.70%), while the bottom three performers in this group were YRC Worldwide (–85.22%), Manitowoc Company Inc (–83.24%), and Textron Inc (–81.61%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Industrials Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
Ultra Industrials Fund	-72.38%	-39.49%
Dow Jones U.S. Industrials Index	-40.11%	-15.53%
Expense Ratios**
Fund	Gross	Net
Ultra Industrials Fund	2.04%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	10.9%
United Technologies Corp.	3.5%
3M Co.	2.8%
United Parcel Service, Inc., Class B	2.7%
Boeing Co. (The)	2.2%

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	23.7%
Aerospace and Defense	17.9%
Support Services	15.3%
Industrial Transportation	14.0%
Industrial Engineering	11.9%
Electronic & Electrical Equipment	10.5%
Construction and Materials	6.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –74.04%1, compared to a total return of –36.73%2 for the index. For the period, the Fund had an average daily volume of 12,910,822 and an average daily statistical correlation of over 0.99 to twice the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Southwestern Energy Co. (–1.96%), Seacor Holdings Inc (–14.13%), and Petrohawk Energy Corp (–14.23%), while the bottom three performers in this group were Stone Energy Corp (–87.50%), Hercules Offshore Inc (–86.32%), and Ion Geophysical Corp (–82.73%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Oil & Gas Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
Ultra Oil & Gas Fund	-74.04%	-26.63%
Dow Jones U.S. Oil & Gas Index	-36.73%	-2.79%
Expense Ratios**
Fund	Gross	Net
Ultra Oil & Gas Fund	1.19%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	26.1%
Chevron Corp.	10.2%
Schlumberger Ltd.	5.2%
ConocoPhillips	4.8%
Occidental Petroleum Corp.	4.1%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	76.6%
Oil Equipment, Services and Distribution	22.3%
Alternative Energy	1.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –88.98%1, compared to a total return of –47.99%2 for the index. For the period, the Fund had an average daily volume of 15,043,592 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Realty Income Corp (–12.37%), Franklin Street Properties Corp (–14.69%), and Digital Realty Trust Inc (–15.44%), while the bottom three performers in this group were First Industrial Realty Trust (–87.14%), Developers Diversified Realty Corp (–86.83%), and ProLogis (–86.29%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Real Estate Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
Ultra Real Estate Fund	-88.98%	-70.13%
Dow Jones U.S. Real Estate Index	-47.99%	-30.96%
Expense Ratios**
Fund	Gross	Net
Ultra Real Estate Fund	1.34%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	111%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.8%
Public Storage	4.5%
Vornado Realty Trust	4.0%
Annaly Capital Management, Inc.	4.0%
Equity Residential	3.5%

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. SemiconductorsSM Index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –68.11%1, compared to a total return of –34.61%2 for the index. For the period, the Fund had an average daily volume of 449,418 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Cypress Semiconductor Corp (+93.83%), Cree Inc (+19.43%), and Tessera Technologies Inc (+11.44%), while the bottom three performers in this group were MEMC Electronic Materials (–71.91%), Silicon Image Inc (–66.29%), and Brooks Automation Inc (–62.02%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Semiconductors Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
Ultra Semiconductors Fund	-68.11%	-41.09%
Dow Jones U.S. Semiconductors Index	-34.61%	-15.31%
Expense Ratios**
Fund	Gross	Net
Ultra Semiconductors Fund	1.27%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	31.5%
Texas Instruments, Inc.	9.1%
Applied Materials, Inc.	5.4%
Broadcom Corp., Class A	3.9%
Analog Devices, Inc.	2.6%

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. TechnologySM Index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –58.33%1, compared to a total return of –27.92%2 for the index. For the period, the Fund had an average daily volume of 290,538 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were Palm Inc (+101.16%), Cypress Semiconductor Corp (+93.83%), and 3Com Corp (+71.43%), while the bottom three performers in this group were Unisys Corp (–72.53%), MEMC Electronic Materials (–71.91%), and Silicon Image Inc (–66.29%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Technology Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
Ultra Technology Fund	-58.33%	-29.89%
Dow Jones U.S. Technology Index	-27.92%	-9.62%
Expense Ratios**
Fund	Gross	Net
Ultra Technology Fund	1.23%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	9.8%
International Business Machines Corp.	8.5%
Apple, Inc.	7.2%
Cisco Systems, Inc.	6.5%
Google, Inc., Class A	5.9%

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	55.2%
Software and Computer Services	44.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. From inception on March 27, 2008 to May 31, 2008, the Fund had a total return of –63.73%1, compared to a total return of –30.86%2 for the index. For the period, the Fund had an average daily volume of 9,402 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were USA Mobility Inc (+72.07%), Centennial Communications Corp (+11.10%), and Cbeyond Inc (–7.33%), while the bottom three performers in this group were Level 3 Communications Inc (–68.80%), Paetec Holding Corp (–65.38%), and Leucadia National Corp (–61.55%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Telecommunications Fund from March 25, 2008 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (3/25/08)
Ultra Telecommunications Fund	-63.73%	-47.98%
Dow Jones U.S. Select Telecommunications Index	-30.86%	-17.39%
Expense Ratios**
Fund	Gross	Net
Ultra Telecommunications Fund	2.83%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	16.6%
Verizon Communications, Inc.	12.2%
Sprint Nextel Corp.	7.3%
Qwest Communications International, Inc.	4.6%
Embarq Corp.	4.3%

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Fixed Line Telecommunications	90.5%
Mobile Telecommunications	9.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –63.64%1, compared to a total return of –34.08%2 for the index. For the period, the Fund had an average daily volume of 39,192 and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the index.3

Among the ten highest weighted index components at inception that remained in the index for the entire period, the top three performers were New Jersey Resources Corp (–0.12%), Aqua America Inc (–3.45%), and Northwest Natural Gas Co. (–6.91%), while the bottom three performers in this group were Dynegy Inc (–78.66%), RRI Energy Inc (–78.56%), and Constellation Energy Group (–68.36%).

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Ultra Utilities Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
Ultra Utilities Fund	-63.64%	-29.55%
Dow Jones U.S. Utilities Index	-34.08%	-10.53%
Expense Ratios**
Fund	Gross	Net
Ultra Utilities Fund	1.61%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	111%
Futures Contracts	—
Total Exposure	198%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	7.2%
Southern Co. (The)	5.0%
FPL Group, Inc.	4.8%
Dominion Resources, Inc.	4.2%
Duke Energy Corp.	4.0%

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	74.2%
Gas, Water & Multi Utilities	25.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Short QQQ® (Ticker: PSQ)

ProShares Short QQQ® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and "seasoning" requirements. The Index is calculated under a modified capitalization weighted methodology.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 15.20%1, compared to a total return of –28.89%2 for the index. For the period, the Fund had an average daily volume of 314,561 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short QQQ® Fund from June 19, 2006 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (6/19/06)
Short QQQ® Fund	15.20%	-1.92%
NASDAQ-100 Index	-28.89%	-2.00%
Expense Ratios**
Fund	Gross	Net
Short QQQ® Fund	1.16%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-87%
Futures Contracts	-13%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100 Index – Composition

% of Index
Technology	41.4%
Communications	27.0%
Consumer, Non-cyclical	19.2%
Consumer, Cyclical	7.4%
Industrials	3.2%
Energy	1.1%
Basic Materials	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks, instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 21.83%1, compared to a total return of –30.44%2 for the index. For the period, the Fund had an average daily volume of 762,832 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Dow30SM Fund from June 19, 2006 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (6/19/06)
Short Dow30SM Fund	21.83%	4.37%
Dow Jones Industrial Average Index	-30.44%	-5.71%
Expense Ratios**
Fund	Gross	Net
Short Dow30SM Fund	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-88%
Futures Contracts	-12%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Consumer, Non-cyclical	21.1%
Industrials	19.1%
Technology	16.6%
Energy	12.8%
Consumer, Cyclical	12.4%
Communications	7.3%
Financials	7.2%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1   Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2   The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3   1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Short S&P500® (Ticker: SH)

ProShares Short S&P500® seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 22.14%1, compared to a total return of –32.57%2 for the index. For the period, the Fund had an average daily volume of 1,445,472 and an average daily statistical correlation of over 0.99 to that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short S&P500® Fund from June 19, 2006 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (6/19/06)
Short S&P500® Fund	22.14%	5.39%
S&P 500 Index	-32.57%	-7.67%
Expense Ratios**
Fund	Gross	Net
Short S&P500® Fund	0.97%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-87%
Futures Contracts	-13%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	24.3%
Financials	13.3%
Energy	13.2%
Technology	11.8%
Communications	11.4%
Industrials	10.4%
Consumer, Cyclical	8.5%
Utilities	3.7%
Basic Materials	3.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 18.18%1, compared to a total return of –33.50%2 for the index. For the period, the Fund had an average daily volume of 54,343 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MidCap400 Fund from June 19, 2006 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (6/19/06)
Short MidCap400 Fund	18.18%	1.78%
S&P MidCap 400 Index	-33.50%	-6.32%
Expense Ratios**
Fund	Gross	Net
Short MidCap400 Fund	1.11%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-87%
Futures Contracts	-13%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap400 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Industrials	17.6%
Financials	17.0%
Consumer, Cyclical	13.0%
Technology	7.7%
Energy	7.3%
Utilities	6.1%
Basic Materials	5.5%
Communications	4.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a nonmechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 13.89%1, compared to a total return of –31.93%2 for the index. For the period, the Fund had an average daily volume of 14,732 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short SmallCap600 Fund from January 23, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/23/07)
Short SmallCap600 Fund	13.89%	7.49%
S&P SmallCap 600 Index	-31.93%	-15.06%
Expense Ratios**
Fund	Gross	Net
Short SmallCap600 Fund	1.54%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-101%
Futures Contracts	—
Total Exposure	-101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Industrials	19.6%
Consumer, Non-cyclical	18.7%
Financials	17.6%
Consumer, Cyclical	16.2%
Technology	10.8%
Communications	5.4%
Energy	4.7%
Utilities	4.4%
Basic Materials	2.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 9.02%1, compared to a total return of –31.79%2 for the index. For the period, the Fund had an average daily volume of 205,242 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Russell2000 Fund from January 23, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/23/07)
Short Russell2000 Fund	9.02%	6.36%
Russell 2000 Index	-31.79%	-16.17%
Expense Ratios**
Fund	Gross	Net
Short Russell2000 Fund	1.14%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-86%
Futures Contracts	-14%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	22.2%
Financials	18.9%
Industrials	15.1%
Consumer, Cyclical	13.0%
Technology	10.9%
Communications	8.4%
Energy	4.4%
Utilities	4.0%
Basic Materials	3.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort QQQ® (Ticker: QID)

ProShares UltraShort QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and "seasoning" requirements. The Index is calculated under a modified capitalization weighted methodology.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 7.08%1, compared to a total return of –28.89%2 for the index. For the period, the Fund had an average daily volume of 34,369,800 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort QQQ® Fund from July 11, 2006 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (7/11/06)
UltraShort QQQ® Fund	7.08%	-15.92%
NASDAQ-100 Index	-28.89%	-1.69%
Expense Ratios**
Fund	Gross	Net
UltraShort QQQ® Fund	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-192%
Futures Contracts	-8%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq-100 Index – Composition

% of Index
Technology	41.4%
Communications	27.0%
Consumer, Non-cyclical	19.2%
Consumer, Cyclical	7.4%
Industrials	3.2%
Energy	1.1%
Basic Materials	0.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no predetermined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represent the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks, instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component's core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 23.56%1, compared to a total return of –30.44%2 for the index. For the period, the Fund had an average daily volume of 10,949,091 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow30SM Fund from July 11, 2006 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (7/11/06)
UltraShort Dow30SM Fund	23.56%	-0.56%
Dow Jones Industrial Average Index	-30.44%	-6.43%
Expense Ratios**
Fund	Gross	Net
UltraShort Dow30SM Fund	0.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-192%
Futures Contracts	-8%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Consumer, Non-cyclical	21.1%
Industrials	19.1%
Technology	16.6%
Energy	12.8%
Consumer, Cyclical	12.4%
Communications	7.3%
Financials	7.2%
Basic Materials	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and REITs selected by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 20.68%1, compared to a total return of –32.57%2 for the index. For the period, the Fund had an average daily volume of 44,394,394 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort S&P500® Fund from July 11, 2006 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (7/11/06)
UltraShort S&P500® Fund	20.68%	0.87%
S&P 500 Index	-32.57%	-8.68%
Expense Ratios**
Fund	Gross	Net
UltraShort S&P500® Fund	0.91%	0.91%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-192%
Futures Contracts	-8%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	24.3%
Financials	13.3%
Energy	13.2%
Technology	11.8%
Communications	11.4%
Industrials	10.4%
Consumer, Cyclical	8.5%
Utilities	3.7%
Basic Materials	3.3%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by the S&P U.S. Index Committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization and financial viability. Reconstitution occurs both on a quarterly and ongoing basis.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 9.02%1, compared to a total return of –33.50%2 for the index. For the period, the Fund had an average daily volume of 1,000,236 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MidCap400 Fund from July 11, 2006 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (7/11/06)
UltraShort MidCap400 Fund	9.02%	-6.89%
S&P MidCap 400 Index	-33.50%	-7.62%
Expense Ratios**
Fund	Gross	Net
UltraShort MidCap400 Fund	0.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-194%
Futures Contracts	-6%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Consumer, Non-cyclical	21.3%
Industrials	17.6%
Financials	17.0%
Consumer, Cyclical	13.0%
Technology	7.7%
Energy	7.3%
Utilities	6.1%
Basic Materials	5.5%
Communications	4.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 600 U.S. operating companies. Securities are selected for inclusion in the index by an S&P committee through a nonmechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 0.75%1, compared to a total return of –31.93%2 for the index. For the period, the Fund had an average daily volume of 82,673 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort SmallCap600 Fund from January 23, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/23/07)
UltraShort SmallCap600 Fund	0.75%	-0.88%
S&P SmallCap 600 Index	-31.93%	-15.06%
Expense Ratios**
Fund	Gross	Net
UltraShort SmallCap600 Fund	1.09%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Industrials	19.6%
Consumer, Non-cyclical	18.7%
Financials	17.6%
Consumer, Cyclical	16.2%
Technology	10.8%
Communications	5.4%
Energy	4.7%
Utilities	4.4%
Basic Materials	2.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –10.64%1, compared to a total return of –31.79%2 for the index. For the period, the Fund had an average daily volume of 6,884,666 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell2000 Fund from January 23, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/23/07)
UltraShort Russell2000 Fund	-10.64%	-4.80%
Russell 2000 Index	-31.79%	-16.17%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell2000 Fund	1.02%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-188%
Futures Contracts	-12%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-cyclical	22.2%
Financials	18.9%
Industrials	15.1%
Consumer, Cyclical	13.0%
Technology	10.9%
Communications	8.4%
Energy	4.4%
Utilities	4.0%
Basic Materials	3.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Russell1000 Value (Ticker: SJF)

ProShares UltraShort Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Value Index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the value end of the growth value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 15.10%1, compared to a total return of –35.35%2 for the index. For the period, the Fund had an average daily volume of 22,916 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell1000 Value Fund from February 20, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (2/20/07)
UltraShort Russell1000 Value Fund	15.10%	14.76%
Russell 1000 Value Index	-35.35%	-20.31%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell1000 Value Fund	1.93%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financials	23.3%
Consumer, Non-cyclical	22.1%
Energy	16.7%
Communications	10.7%
Industrials	9.1%
Consumer, Cyclical	6.4%
Utilities	6.3%
Basic Materials	3.3%
Technology	2.0%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Russell1000 Growth (Ticker: SFK)

ProShares UltraShort Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 1000® Growth Index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 1000 Index that have been identified as being on the growth end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 26.02%1, compared to a total return of –30.72%2 for the index. For the period, the Fund had an average daily volume of 25,736 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell1000 Growth Fund from February 20, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (2/20/07)
UltraShort Russell1000 Growth Fund	26.02%	7.56%
Russell 1000 Growth Index	-30.72%	-13.07%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell1000 Growth Fund	1.50%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	26.1%
Technology	21.7%
Industrials	12.2%
Communications	11.6%
Consumer, Cyclical	10.8%
Energy	8.5%
Financials	3.8%
Basic Materials	3.6%
Utilities	1.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Russell MidCap Value (Ticker: SJL)

ProShares UltraShort Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the value end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 14.54%1, compared to a total return of –36.84%2 for the index. For the period, the Fund had an average daily volume of 7,082 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MidCap Value Fund from February 20, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (2/20/07)
UltraShort MidCap Value Fund	14.54%	13.94%
Russell Midcap Value Index	-36.84%	-21.06%
Expense Ratios**
Fund	Gross	Net
UltraShort MidCap Value Fund	2.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	26.6%
Consumer, Non-cyclical	16.7%
Utilities	13.2%
Consumer, Cyclical	11.4%
Industrials	8.8%
Energy	6.3%
Communications	5.9%
Technology	5.5%
Basic Materials	5.3%
Diversified	0.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Russell MidCap Growth (Ticker: SDK)

ProShares UltraShort Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell Midcap Index that have been identified as being on the growth end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 21.03%1, compared to a total return of –35.73%2 for the index. For the period, the Fund had an average daily volume of 21,025 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell MidCap Growth Fund from February 20, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (2/20/07)
UltraShort Russell MidCap Growth Fund	21.03%	4.47%
Russell Midcap Growth Index	-35.73%	-16.00%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell MidCap Growth Fund	1.92%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	21.4%
Industrials	17.6%
Consumer, Cyclical	15.1%
Technology	14.8%
Energy	10.4%
Communications	8.9%
Financials	5.2%
Basic Materials	3.6%
Utilities	3.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Russell2000 Value (Ticker: SJH)

ProShares UltraShort Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Value Index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the value end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –16.68%1, compared to a total return of –32.22%2 for the index. For the period, the Fund had an average daily volume of 39,880 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell2000 Value Fund from February 20, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (2/20/07)
UltraShort Russell2000 Value Fund	-16.68%	1.91%
Russell 2000 Value Index	-32.22%	-21.08%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell2000 Value Fund	1.26%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-203%
Futures Contracts	—
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financials	33.5%
Consumer, Non-cyclical	13.7%
Industrials	13.0%
Consumer, Cyclical	12.9%
Utilities	7.2%
Communications	6.6%
Technology	6.5%
Basic Materials	4.3%
Energy	2.2%
Diversified	0.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Russell2000 Growth (Ticker: SKK)

ProShares UltraShort Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Russell 2000® Growth Index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance. It is an unmanaged, float-adjusted, market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the Russell 2000 Index that have been identified as being on the growth end of the growth-value spectrum.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –1.51%1, compared to a total return of –31.55%2 for the index. For the period, the Fund had an average daily volume of 36,767 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Russell2000 Growth Fund from February 20, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (2/20/07)
UltraShort Russell2000 Growth Fund	-1.51%	-1.50%
Russell 2000 Growth Index	-31.55%	-16.07%
Expense Ratios**
Fund	Gross	Net
UltraShort Russell2000 Growth Fund	1.24%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	30.5%
Industrials	17.1%
Technology	15.3%
Consumer, Cyclical	13.2%
Communications	10.1%
Energy	6.6%
Financials	4.4%
Basic Materials	1.9%
Utilities	0.9%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. From inception on June 12, 2008 to May 31, 2009, the Fund had a total return of –15.41%1, compared to a total return of –41.50%2 for the index. For the period, the Fund had an average daily volume of 68,232 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Financials Fund from June 10, 2008 to May 31, 2009, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/09
Fund	Since Inception (6/10/08)
Short Financials Fund	-15.41%
Dow Jones U.S. Financials Index	-41.50%
Expense Ratios**

Fund	Gross	Net
Short Financials Fund	1.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	38.4%
General Financial	29.4%
Nonlife Insurance	14.0%
Real Estate Investment Trusts	11.8%
Life Insurance	5.8%
Real Estate Investment & Services	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. From inception on June 12, 2008 to May 31, 2009, the Fund had a total return of 12.66%1, compared to a total return of –37.01%2 for the index. For the period, the Fund had an average daily volume of 7,315 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Oil & Gas Fund from June 10, 2008 to May 31, 2009, assuming the reinvestment of distributions.

Cumulative Total Return as of 5/31/09
Fund	Since Inception (6/10/08)
Short Oil & Gas Fund	12.66%
Dow Jones U.S. Oil & Gas Index	-37.01%
Expense Ratios**

Fund	Gross	Net
Short Oil & Gas Fund	1.17%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	76.6%
Oil Equipment, Services and Distribution	22.3%
Alternative Energy	1.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 1.25%1, compared to a total return of –45.03%2 for the index. For the period, the Fund had an average daily volume of 2,773,366 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Basic Materials Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
UltraShort Basic Materials Fund	1.25%	-30.55%
Dow Jones U.S. Basic Materials Index	-45.03%	-9.74%
Expense Ratios**
Fund	Gross	Net
UltraShort Basic Materials Fund	1.08%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	53.0%
Industrial Metals	25.3%
Mining	19.2%
Forestry and Paper	2.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 18.16%1, compared to a total return of –21.02%2 for the index. For the period, the Fund had an average daily volume of 37,290 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Consumer Goods Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
UltraShort Consumer Goods Fund	18.16%	8.51%
Dow Jones U.S. Consumer Goods Index	-21.02%	-8.36%
Expense Ratios**
Fund	Gross	Net
UltraShort Consumer Goods Fund	1.38%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	22.6%
Household Goods	21.3%
Food Producers	21.1%
Tobacco	14.5%
Personal Goods	11.7%
Automobile and Parts	5.3%
Leisure Goods	3.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 5.04%1, compared to a total return of –25.85%2 for the index. For the period, the Fund had an average daily volume of 127,100 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Consumer Services Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
UltraShort Consumer Services Fund	5.04%	13.61%
Dow Jones U.S. Consumer Services Index	-25.85%	-16.17%
Expense Ratios**
Fund	Gross	Net
UltraShort Consumer Services Fund	1.15%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-203%
Futures Contracts	—
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	45.3%
Media	23.3%
Travel and Leisure	17.4%
Food and Drug Retailers	14.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –62.32%1, compared to a total return of –45.32%2 for the index. For the period, the Fund had an average daily volume of 31,216,803 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Financials Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
UltraShort Financials Fund	-62.32%	-19.24%
Dow Jones U.S. Financials Index	-45.32%	-32.93%
Expense Ratios**
Fund	Gross	Net
UltraShort Financials Fund	0.96%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	38.4%
General Financial	29.4%
Nonlife Insurance	14.0%
Real Estate Investment Trusts	11.8%
Life Insurance	5.8%
Real Estate Investment & Services	0.6%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Health CareSM Index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 5.26%1, compared to a total return of –17.20%2 for the index. For the period, the Fund had an average daily volume of 9,225 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Health Care Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
UltraShort Health Care Fund	5.26%	8.77%
Dow Jones U.S. Health Care Index	-17.20%	-8.85%
Expense Ratios**
Fund	Gross	Net
UltraShort Health Care Fund	1.63%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	65.6%
Health Care Equipment and Services	34.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 43.35%1, compared to a total return of –40.11%2 for the index. For the period, the Fund had an average daily volume of 74,487 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Industrials Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
UltraShort Industrials Fund	43.35%	6.30%
Dow Jones U.S. Industrials Index	-40.11%	-15.53%
Expense Ratios**
Fund	Gross	Net
UltraShort Industrials Fund	1.36%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	23.7%
Aerospace and Defense	17.9%
Support Services	15.3%
Industrial Transportation	14.0%
Industrial Engineering	11.9%
Electronic & Electrical Equipment	10.5%
Construction and Materials	6.7%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –22.80%1, compared to a total return of –36.73%2 for the index. For the period, the Fund had an average daily volume of 17,748,002 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Oil & Gas Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
UltraShort Oil & Gas Fund	-22.80%	-38.33%
Dow Jones U.S. Oil & Gas Index	-36.73%	-2.79%
Expense Ratios**
Fund	Gross	Net
UltraShort Oil & Gas Fund	0.99%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	76.6%
Oil Equipment, Services and Distribution	22.3%
Alternative Energy	1.1%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts ("REITs") that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –74.95%1, compared to a total return of –47.99%2 for the index. For the period, the Fund had an average daily volume of 15,617,213 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Real Estate Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
UltraShort Real Estate Fund	-74.95%	-39.68%
Dow Jones U.S. Real Estate Index	-47.99%	-30.96%
Expense Ratios**
Fund	Gross	Net
UltraShort Real Estate Fund	0.98%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 3.64%1, compared to a total return of –34.61%2 for the index. For the period, the Fund had an average daily volume of 142,948 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Semiconductors Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
UltraShort Semiconductors Fund	3.64%	-6.41%
Dow Jones U.S. Semiconductors Index	-34.61%	-15.31%
Expense Ratios**
Fund	Gross	Net
UltraShort Semiconductors Fund	1.46%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-203%
Futures Contracts	—
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. TechnologySM Index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 7.97%1, compared to a total return of –27.92%2 for the index. For the period, the Fund had an average daily volume of 133,759 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Technology Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
UltraShort Technology Fund	7.97%	-5.43%
Dow Jones U.S. Technology Index	-27.92%	-9.62%
Expense Ratios**
Fund	Gross	Net
UltraShort Technology Fund	1.22%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	55.2%
Software and Computer Services	44.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Telecommunications (Ticker: TLL)

ProShares UltraShort Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. From inception on March 27, 2008 to May 31, 2008, the Fund had a total return of –2.77%1, compared to a total return of –30.86%2 for the index. For the period, the Fund had an average daily volume of 2,666 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Telecommunications Fund from March 25, 2008 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (3/25/08)
UltraShort Telecommunications Fund	-2.77%	-22.10%
Dow Jones U.S. Select Telecommunications Index	-30.86%	-17.39%
Expense Ratios**
Fund	Gross	Net
UltraShort Telecommunications Fund	3.21%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-203%
Futures Contracts	—
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Fixed Line Telecommunications	90.5%
Mobile Telecommunications	9.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 41.38%1, compared to a total return of –34.08%2 for the index. For the period, the Fund had an average daily volume of 37,736 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Utilities Fund from January 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (1/30/07)
UltraShort Utilities Fund	41.38%	2.63%
Dow Jones U.S. Utilities Index	-34.08%	-10.53%
Expense Ratios**
Fund	Gross	Net
UltraShort Utilities Fund	1.43%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	74.2%
Gas, Water & Multi Utilities	25.8%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI EAFE Index. The MSCI EAFE Index (Europe, Australasia, Far East) adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in developed market countries, excluding the US and Canada.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 18.01%, compared to a total return of –36.53% for the index. For the period, the Fund had an average daily volume of 38,428 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MSCI EAFE Fund from October 23, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (10/23/07)
Short MSCI EAFE Fund	18.01%	14.91%
MSCI EAFE Index	-36.53%	-26.79%
Expense Ratios**
Fund	Gross	Net
Short MSCI EAFE Fund	1.90%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-101%
Futures Contracts	—
Total Exposure	-101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.3%
UK	20.7%
France	10.7%
Switzerland	8.2%
Germany	8.1%
Australia	6.9%
Spain	4.3%
Italy	3.4%
Netherlands	2.3%
Hong Kong	2.3%
Sweden	2.3%
Finland	1.2%
Singapore	1.2%
Belgium	0.9%
Denmark	0.9%
Norway	0.7%
Greece	0.5%
Portugal	0.4%
Austria	0.3%
Ireland	0.3%
New Zealand	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	21.5%
Industrials	11.3%
Consumer Staples	10.5%
Consumer Discretionary	10.1%
Health Care	9.6%
Energy	9.2%
Materials	8.6%
Utilities	7.0%
Telecommunication Services	6.8%
Information Technology	5.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in global emerging markets countries.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –100% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –17.55%, compared to a total return of –34.72% for the index. For the period, the Fund had an average daily volume of 52,870 and an average daily statistical correlation of over 0.99 to the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the Short MSCI Emerging Markets Fund from October 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (10/30/07)
Short MSCI Emerging Markets Fund	-17.55%	-11.42%
MSCI Emerging Markets Index	-34.72%	-27.58%
Expense Ratios**
Fund	Gross	Net
Short MSCI Emerging Markets Fund	1.48%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-101%
Futures Contracts	—
Total Exposure	-101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	17.9%
Brazil	15.4%
Other	13.4%
Korea	12.3%
Taiwan	11.6%
India	7.6%
South Africa	7.5%
Russia	7.1%
Mexico	4.5%
Malaysia	2.7%

MSCI Emerging Markets Index – Composition

% of Index
Financials	22.9%
Energy	17.0%
Materials	14.0%
Information Technology	11.6%
Telecommunication Services	10.7%
Industrials	7.7%
Consumer Discretionary	5.1%
Consumer Staples	4.9%
Utilities	3.8%
Health Care	2.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI EAFE Index. The MSCI EAFE Index (Europe, Australasia, Far East) adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in developed market countries, excluding the US and Canada.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of 4.39%, compared to a total return of –36.53% for the index. For the period, the Fund had an average daily volume of 249,233 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI EAFE Fund from October 23, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (10/23/07)
UltraShort MSCI EAFE Fund	4.39%	7.17%
MSCI EAFE Index	-36.53%	-26.79%
Expense Ratios**
Fund	Gross	Net
UltraShort MSCI EAFE Fund	1.20%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.3%
UK	20.7%
France	10.7%
Switzerland	8.2%
Germany	8.1%
Australia	6.9%
Spain	4.3%
Italy	3.4%
Netherlands	2.3%
Hong Kong	2.3%
Sweden	2.3%
Finland	1.2%
Singapore	1.2%
Belgium	0.9%
Denmark	0.9%
Norway	0.7%
Greece	0.5%
Portugal	0.4%
Austria	0.3%
Ireland	0.3%
New Zealand	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	21.5%
Industrials	11.3%
Consumer Staples	10.5%
Consumer Discretionary	10.1%
Health Care	9.6%
Energy	9.2%
Materials	8.6%
Utilities	7.0%
Telecommunication Services	6.8%
Information Technology	5.4%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in global emerging markets countries.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –65.89%, compared to a total return of –34.72% for the index. For the period, the Fund had an average daily volume of 2,256,296 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Emerging Markets Fund from October 30, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (10/30/07)
UltraShort MSCI Emerging Markets Fund	-65.89%	-52.13%
MSCI Emerging Markets Index	-34.72%	-27.58%
Expense Ratios**
Fund	Gross	Net
UltraShort MSCI Emerging Markets Fund	1.01%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-203%
Futures Contracts	—
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	17.9%
Brazil	15.4%
Other	13.4%
Korea	12.3%
Taiwan	11.6%
India	7.6%
South Africa	7.5%
Russia	7.1%
Mexico	4.5%
Malaysia	2.7%

MSCI Emerging Markets Index – Composition

% of Index
Financials	22.9%
Energy	17.0%
Materials	14.0%
Information Technology	11.6%
Telecommunication Services	10.7%
Industrials	7.7%
Consumer Discretionary	5.1%
Consumer Staples	4.9%
Utilities	3.8%
Health Care	2.3%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the MSCI Japan Index. The MSCI Japan Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in Japan.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –0.56%, compared to a total return of –36.36% in U.S. Dollars and –36.29% in local currency. For the period, the Fund had an average daily volume of 22,143 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort MSCI Japan Fund from November 6, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (11/06/07)
UltraShort MSCI Japan Fund	-0.56%	-1.05%
MSCI Japan Index	-36.36%	-29.98%
Expense Ratios**
Fund	Gross	Net
UltraShort MSCI Japan Fund	2.15%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Consumer Discretionary	19.5%
Industrials	18.4%
Financials	18.2%
Information Technology	12.8%
Materials	8.7%
Utilities	6.0%
Health Care	5.9%
Consumer Staples	5.2%
Telecommunication Services	3.8%
Energy	1.5%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort FTSE/Xinhua China 25 (Ticker: FXP)

ProShares UltraShort FTSE/Xinhua China 25 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the FTSE/Xinhua China 25 Index. The FTSE/Xinhua China 25 Index is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange (HKEX). This free float-adjusted Index caps the weight of any of constituent stock at 10 percent to ensure broad representation of the Chinese economy.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –79.69%, compared to a total return of –25.18% in U.S. Dollars and –25.69% in local currency. For the period, the Fund had an average daily volume of 2,498,717 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort FTSE/Xinhua China 25 Fund from November 6, 2007 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (11/06/07)
UltraShort FTSE/Xinhua China 25 Fund	-79.69%	-64.51%
FTSE/Xinhua China 25 Index	-25.18%	-28.56%
Expense Ratios**
Fund	Gross	Net
UltraShort FTSE/Xinhua China 25 Fund	1.05%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
Total Exposure	-202%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a price return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

FTSE/Xinhua China 25 Index – Composition

% of Index
Financials	46.0%
Energy	21.6%
Communications	16.7%
Industrials	8.0%
Basic Materials	4.5%
Utilities	2.2%
Consumer, Cyclical	1.0%

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 7-10 Year U.S. Treasury Bond Index. The Barclays Capital 7-10 Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation-protected securities (TIPs), state and local government bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –21.13%, compared to a total return of 8.92% for the index. For the period, the Fund had an average daily volume of 120,638 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort 7-10 Year Treasury Fund from April 29, 2008 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (4/29/08)
UltraShort 7-10 Year Treasury Fund	-21.13%	-17.48%
Barclays Capital 7-10 Year U.S. Treasury Bond Index	8.92%	6.84%
Expense Ratios**
Fund	Gross	Net
UltraShort 7-10 Year Treasury Fund	3.55%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-195%
Futures Contracts	-6%
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 7-10 Year U.S. Treasury Bond Index –
Composition

% of Index
7-10 Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Barclays Capital 20+ Year U.S. Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million par outstanding. The Index is weighted by the relative market value of all securities meeting the Index criteria. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (TINs), U.S. Treasury inflation protected securities (TIPs), state and local government series bonds (SLGs), and coupon issues that have been stripped from assets already included.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as –200% of the daily return of the index. For the year ended May 31, 2009, the Fund had a total return of –27.25%, compared to a total return of 8.53% for the index. For the period, the Fund had an average daily volume of 2,742,847 and an average daily statistical correlation of over 0.99 to twice that of the inverse daily performance of the index.3

Value of a $10,000 Investment Since Inception at Net Asset Value*

*The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort 20+ Year Treasury Fund from April 29, 2008 to May 31, 2009, assuming the reinvestment of distributions.

Average Annual Total Return as of 5/31/09
Fund	One Year	Since Inception (4/29/08)
UltraShort 20+ Year Treasury Fund	-27.25%	-23.07%
Barclays Capital 20+ Year U.S. Treasury Bond Index	8.53%	6.15%
Expense Ratios**
Fund	Gross	Net
UltraShort 20+ Year Treasury Fund	2.37%	0.95%

**Reflects the expense ratio as reported in the Prospectus dated October 1, 2008. Contractual fee waivers are in effect through September 30, 2009.

Allocation of Portfolio Holdings & Index Composition

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-195%
Futures Contracts	-8%
Total Exposure	-203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital 20+ Year U.S. Treasury Bond Index –
Composition

% of Index
20+ Year U.S. Treasury	100.0%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

1  Fund Returns are based on the Net Asset Value of the Fund. This calculation reflects the theoretical reinvestment of distributions, if any, in the fund as of the ex-date. The impact of transaction costs and the lack of ability to reinvest fractional shares are not reflected in the calculations.

2  The Index is a total return index. The total return and any graph or table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with an exchange traded fund such as investment management and accounting fees are not reflected in the Index calculation. It is not possible to invest directly in an Index.

3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index and the performance of the daily price return of the Net Asset Value per share of the fund.

The above information is not covered by the Report of the Independent Registered Public Accounting Firm.

ProShares Trust Performance Data

ULTRA PROSHARES

		NAV TOTAL RETURNS (%) AS OF 05/31/09			MARKET VALUE RETURNS† (%) AS OF 05/31/09			INDEX* TOTAL RETURNS (%) AS OF 05/31/09
	Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception
Ultra MarketCap
ProShares Ultra QQQ	06/19/06	(60.05)	(16.95)	(42.17)	(60.09)	(16.96)	(42.18)	(28.89)	(2.00)	(5.78)
ProShares Ultra Dow30	06/19/06	(60.66)	(21.52)	(51.05)	(60.22)	(21.24)	(50.53)	(30.44)	(5.71)	(15.91)
ProShares Ultra S&P500	06/19/06	(64.09)	(25.61)	(58.19)	(63.77)	(25.42)	(57.89)	(32.57)	(7.67)	(20.94)
ProShares Ultra MidCap400	06/19/06	(66.62)	(24.85)	(56.93)	(66.55)	(24.75)	(56.75)	(33.50)	(6.32)	(17.48)
ProShares Ultra SmallCap600	01/23/07	(65.10)	(39.61)	(69.44)	(65.02)	(39.61)	(69.44)	(31.93)	(15.06)	(31.83)
ProShares Ultra Russell2000	01/23/07	(66.18)	(42.13)	(72.36)	(66.31)	(42.22)	(72.46)	(31.79)	(16.17)	(33.91)
Ultra Style
ProShares Ultra Russell1000 Value	02/20/07	(68.39)	(46.63)	(76.02)	(68.15)	(46.53)	(75.92)	(35.35)	(20.31)	(40.29)
ProShares Ultra Russell1000 Growth	02/20/07	(60.90)	(34.24)	(61.44)	(61.15)	(34.48)	(61.77)	(30.72)	(13.07)	(27.24)
ProShares Ultra Russell MidCap Value	02/20/07	(70.21)	(47.92)	(77.31)	(70.11)	(47.93)	(77.33)	(36.84)	(21.06)	(41.56)
ProShares Ultra Russell MidCap Growth	02/20/07	(68.49)	(40.61)	(69.42)	(68.40)	(40.53)	(69.33)	(35.73)	(16.00)	(32.70)
ProShares Ultra Russell2000 Value	02/20/07	(67.25)	(49.34)	(78.70)	(67.52)	(49.48)	(78.83)	(32.22)	(21.08)	(41.58)
ProShares Ultra Russell2000 Growth	02/20/07	(64.62)	(41.21)	(70.12)	(64.85)	(41.36)	(70.29)	(31.55)	(16.07)	(32.82)
Ultra Sector
ProShares Ultra Basic Materials	01/30/07	(80.67)	(37.70)	(66.83)	(80.65)	(37.76)	(66.89)	(45.03)	(9.74)	(21.24)
ProShares Ultra Consumer Goods	01/30/07	(45.19)	(23.89)	(47.09)	(45.15)	(23.74)	(46.85)	(21.02)	(8.36)	(18.39)
ProShares Ultra Consumer Services	01/30/07	(55.40)	(38.91)	(68.30)	(55.71)	(38.91)	(68.30)	(25.85)	(16.17)	(33.68)
ProShares Ultra Financials	01/30/07	(85.83)	(69.76)	(93.85)	(85.83)	(69.82)	(93.88)	(45.32)	(32.93)	(60.55)
ProShares Ultra Health Care	01/30/07	(40.60)	(25.09)	(49.02)	(41.20)	(25.30)	(49.35)	(17.20)	(8.85)	(19.41)
ProShares Ultra Industrials	01/30/07	(72.38)	(39.49)	(69.01)	(72.45)	(39.52)	(69.04)	(40.11)	(15.53)	(32.49)
ProShares Ultra Oil & Gas	01/30/07	(74.04)	(26.63)	(51.42)	(73.73)	(26.43)	(51.11)	(36.73)	(2.79)	(6.39)
ProShares Ultra Real Estate	01/30/07	(88.98)	(70.13)	(94.02)	(89.01)	(70.20)	(94.06)	(47.99)	(30.96)	(57.81)
ProShares Ultra Semiconductors	01/30/07	(68.11)	(41.09)	(70.88)	(68.35)	(41.23)	(71.04)	(34.61)	(15.31)	(32.09)
ProShares Ultra Technology	01/30/07	(58.33)	(29.89)	(56.31)	(58.24)	(29.87)	(56.28)	(27.92)	(9.62)	(20.99)
ProShares Ultra Telecommunications	03/25/08	(63.73)	(47.98)	(53.86)	(64.38)	(48.49)	(54.40)	(30.86)	(17.39)	(20.07)
ProShares Ultra Utilities	01/30/07	(63.64)	(29.55)	(55.81)	(63.95)	(29.80)	(56.17)	(34.08)	(10.53)	(22.83)

† Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

* See the allocation of Portfolio Holdings and Composition for the related index for each fund.

ProShares Trust Performance Data (continued)

SHORT PROSHARES

		NAV TOTAL RETURNS (%) AS OF 05/31/09			MARKET VALUE RETURNS† (%) AS OF 05/31/09			INDEX* TOTAL RETURNS (%) AS OF 05/31/09
	Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception
Short/UltraShort MarketCap
ProShares Short QQQ	06/19/06	15.20	(1.92)	(5.55)	15.43	(1.91)	(5.53)	(28.89)	(2.00)	(5.78)
ProShares Short Dow30	06/19/06	21.83	4.37	13.45	20.88	4.16	12.77	(30.44)	(5.71)	(15.91)
ProShares Short S&P500	06/19/06	22.14	5.39	16.74	21.67	5.28	16.39	(32.57)	(7.67)	(20.94)
ProShares Short MidCap400	06/19/06	18.18	1.78	5.35	17.91	1.71	5.12	(33.50)	(6.32)	(17.48)
ProShares Short SmallCap600	01/23/07	13.89	7.49	18.50	14.11	7.59	18.77	(31.93)	(15.06)	(31.83)
ProShares Short Russell2000	01/23/07	9.02	6.36	15.60	8.78	6.36	15.60	(31.79)	(16.17)	(33.91)
ProShares UltraShort QQQ	07/11/06	7.08	(15.92)	(39.39)	7.00	(15.91)	(39.37)	(28.89)	(1.69)	(4.81)
ProShares UltraShort Dow30	07/11/06	23.56	(0.56)	(1.62)	22.50	(0.74)	(2.13)	(30.44)	(6.43)	(17.45)
ProShares UltraShort S&P500	07/11/06	20.68	0.87	2.54	19.51	0.48	1.39	(32.57)	(8.68)	(23.03)
ProShares UltraShort MidCap400	07/11/06	9.02	(6.89)	(18.62)	8.63	(6.99)	(18.89)	(33.50)	(7.62)	(20.43)
ProShares UltraShort SmallCap600	01/23/07	0.75	(0.88)	(2.06)	0.81	(0.69)	(1.61)	(31.93)	(15.06)	(31.83)
ProShares UltraShort Russell2000	01/23/07	(10.64)	(4.80)	(10.93)	(9.70)	(4.67)	(10.63)	(31.79)	(16.17)	(33.91)
UltraShort Style
ProShares UltraShort Russell1000 Value	02/20/07	15.10	14.76	36.76	14.12	14.13	35.06	(35.35)	(20.31)	(40.29)
ProShares UltraShort Russell1000 Growth	02/20/07	26.02	7.56	18.03	25.79	7.43	17.70	(30.72)	(13.07)	(27.24)
ProShares UltraShort Russell MidCap Value	02/20/07	14.54	13.94	34.56	13.85	13.78	34.11	(36.84)	(21.06)	(41.56)
ProShares UltraShort Russell MidCap Growth	02/20/07	21.03	4.47	10.45	21.38	4.64	10.87	(35.73)	(16.00)	(32.70)
ProShares UltraShort Russell2000 Value	02/20/07	(16.68)	1.91	4.40	(16.36)	2.18	5.04	(32.22)	(21.08)	(41.58)
ProShares UltraShort Russell2000 Growth	02/20/07	(1.51)	(1.50)	(3.39)	(1.08)	(1.33)	(3.01)	(31.55)	(16.07)	(32.82)
Short/UltraShort Sector
ProShares Short Financials	06/10/08	NA	NA	(15.41)	NA	NA	(15.20)	NA	NA	(41.50)
ProShares Short Oil & Gas	06/10/08	NA	NA	12.66	NA	NA	13.04	NA	NA	(37.01)
ProShares UltraShort Basic Materials	01/30/07	1.25	(30.55)	(57.25)	1.23	(30.40)	(57.04)	(45.03)	(9.74)	(21.24)
ProShares UltraShort Consumer Goods	01/30/07	18.16	8.51	20.98	17.50	8.41	20.72	(21.02)	(8.36)	(18.39)
ProShares UltraShort Consumer Services	01/30/07	5.04	13.61	34.64	4.78	13.55	34.48	(25.85)	(16.17)	(33.68)
ProShares UltraShort Financials	01/30/07	(62.32)	(19.24)	(39.23)	(62.28)	(19.12)	(39.03)	(45.32)	(32.93)	(60.55)

† Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

* See the allocation of Portfolio Holdings and Composition for the related index for each fund.

NA – Not Applicable. Fund in operation less than one year.

ProShares Trust Performance Data (continued)

SHORT PROSHARES

		NAV TOTAL RETURNS (%) AS OF 05/31/09			MARKET VALUE RETURNS† (%) AS OF 05/31/09			INDEX* TOTAL RETURNS (%) AS OF 05/31/09
	Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception	One Year Total Return	Average Annual Total Return since Inception	Cumulative Total Return since Inception
ProShares UltraShort Health Care	01/30/07	5.26	8.77	21.67	8.06	9.79	24.33	(17.20)	(8.85)	(19.41)
ProShares UltraShort Industrials	01/30/07	43.35	6.30	15.30	42.30	6.08	14.76	(40.11)	(15.53)	(32.49)
ProShares UltraShort Oil & Gas	01/30/07	(22.80)	(38.33)	(67.59)	(23.55)	(38.51)	(67.82)	(36.73)	(2.79)	(6.39)
ProShares UltraShort Real Estate	01/30/07	(74.95)	(39.68)	(69.23)	(74.96)	(39.57)	(69.09)	(47.99)	(30.96)	(57.81)
ProShares UltraShort Semiconductors	01/30/07	3.64	(6.41)	(14.31)	4.01	(6.14)	(13.74)	(34.61)	(15.31)	(32.09)
ProShares UltraShort Technology	01/30/07	7.97	(5.43)	(12.20)	7.36	(5.53)	(12.43)	(27.92)	(9.62)	(20.99)
ProShares UltraShort Telecommunications	03/25/08	(2.77)	(22.10)	(25.59)	(0.82)	(21.02)	(24.37)	(30.86)	(17.39)	(20.07)
ProShares UltraShort Utilities	01/30/07	41.38	2.63	6.24	42.53	3.00	7.12	(34.08)	(10.53)	(22.83)
Short/UltraShort International
ProShares Short MSCI EAFE	10/23/07	18.01	14.91	25.00	18.21	15.12	25.36	(36.53)	(26.79)	(39.29)
ProShares Short MSCI Emerging Markets	10/30/07	(17.55)	(11.42)	(17.50)	(16.71)	(11.22)	(17.20)	(34.72)	(27.58)	(39.95)
ProShares UltraShort MSCI EAFE	10/23/07	4.39	7.17	11.76	4.27	7.23	11.87	(36.53)	(26.79)	(39.29)
ProShares UltraShort MSCI Emerging Markets	10/30/07	(65.89)	(52.13)	(68.92)	(65.53)	(52.06)	(68.84)	(34.72)	(27.58)	(39.95)
ProShares UltraShort MSCI Japan	11/06/07	(0.56)	(1.05)	(1.65)	(0.11)	(0.70)	(1.09)	(36.36)	(29.98)	(42.68)
ProShares UltraShort FTSE/Xinhua China 25	11/06/07	(79.69)	(64.51)	(80.28)	(79.68)	(64.47)	(80.25)	(25.18)	(28.56)	(40.86)
UltraShort Fixed Income
ProShares UltraShort 7-10 Year Treasury	04/29/08	(21.13)	(17.48)	(18.85)	(21.45)	(17.53)	(18.91)	8.92	6.84	7.42
ProShares UltraShort 20+ Year Treasury	04/29/08	(27.25)	(23.07)	(24.82)	(27.43)	(22.87)	(24.61)	8.53	6.15	6.67

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be more or less than the original cost. To obtain performance current to the most recent month please visit www.proshares.com.

† Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

* See the allocation of Portfolio Holdings and Composition for the related index for each fund.

ProShares Trust
Expense Example (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of the six-month period and held through the period ended, May 31, 2009.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of the period and held through the period ended, May 31, 2009.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 05/31/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ®
Actual	$1,000.00	$1,359.60	$5.59	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Dow30SM
Actual	$1,000.00	$894.10	$4.49	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra S&P500®
Actual	$1,000.00	$991.10	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,130.60	$5.05	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra SmallCap600
Actual	$1,000.00	$971.80	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000
Actual	$1,000.00	$988.80	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$882.00	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$1,168.70	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$1,025.60	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$1,303.40	$5.46	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$866.80	$4.42	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$1,150.20	$5.09	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,401.60	$5.69	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$976.20	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,157.00	$5.11	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Financials
Actual	$1,000.00	$654.70	$3.92	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Health Care
Actual	$1,000.00	$1,062.20	$4.88	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Industrials
Actual	$1,000.00	$912.50	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$916.00	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Real Estate
Actual	$1,000.00	$669.10	$3.95	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Semiconductors
Actual	$1,000.00	$1,458.10	$5.82	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Technology
Actual	$1,000.00	$1,402.20	$5.69	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,117.80	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Ultra Utilities
Actual	$1,000.00	$797.50	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short QQQ®
Actual	$1,000.00	$762.00	$4.17	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Dow30SM
Actual	$1,000.00	$957.90	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short S&P500®
Actual	$1,000.00	$887.50	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MidCap400
Actual	$1,000.00	$788.10	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short SmallCap600
Actual	$1,000.00	$829.60	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Russell2000
Actual	$1,000.00	$805.30	$4.28	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort QQQ®
Actual	$1,000.00	$539.80	$3.65	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$863.50	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort S&P500®
Actual	$1,000.00	$731.50	$4.01	0.93%
Hypothetical	$1,000.00	$1,020.29	$4.68	0.93%
UltraShort MidCap400
Actual	$1,000.00	$556.60	$3.69	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$610.90	$3.82	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000
Actual	$1,000.00	$566.30	$3.71	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$743.50	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell1000 Growth
Actual	$1,000.00	$649.10	$3.91	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell MidCap Value
Actual	$1,000.00	$589.30	$3.76	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$514.50	$3.59	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000 Value
Actual	$1,000.00	$599.40	$3.79	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$537.40	$3.64	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short Financials
Actual	$1,000.00	$683.20	$3.99	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short Oil & Gas
Actual	$1,000.00	$876.80	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$377.70	$3.26	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$868.70	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$643.70	$3.89	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Financials
Actual	$1,000.00	$309.10	$3.17	0.97%
Hypothetical	$1,000.00	$1,020.19	$4.89	0.97%
UltraShort Health Care
Actual	$1,000.00	$789.40	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Industrials
Actual	$1,000.00	$703.10	$4.03	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$694.50	$4.01	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Real Estate
Actual	$1,000.00	$171.30	$2.77	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$389.00	$3.29	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Technology
Actual	$1,000.00	$504.20	$3.56	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$609.10	$3.81	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort Utilities
Actual	$1,000.00	$1,020.50	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

ProShares Trust
Expense Example (Unaudited)

	Beginning Account Value	Ending Account Value 05/31/09	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short MSCI EAFE
Actual	$1,000.00	$777.90	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$576.50	$3.73	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$551.40	$3.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$286.50	$3.05	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$663.90	$3.94	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort FTSE/Xinhua China 25
Actual	$1,000.00	$264.70	$3.00	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$972.90	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$1,085.20	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.19	$4.78	0.95%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

Schedule of Portfolio Investments May 31, 2009

Ultra QQQ®

Shares		Value
	Common Stocks (a) — 86.6%
	Consumer Discretionary — 10.7%
206,451	Amazon.com, Inc.*	$16,101,114
117,020	Apollo Group, Inc., Class A*	6,915,882
253,402	Bed Bath & Beyond, Inc.*	7,123,130
1,047,056	Comcast Corp., Class A	14,417,961
537,415	DIRECTV Group, Inc. (The)*	12,091,838
156,509	DISH Network Corp., Class A*	2,566,748
205,036	Expedia, Inc.*	3,549,173
134,849	Garmin Ltd.	2,815,647
103,972	Liberty Global, Inc., Class A*	1,436,893
394,803	Liberty Media Corp. - Interactive, Class A*	2,313,546
1,029,562	News Corp., Class A	10,069,116
97,608	O'Reilly Automotive, Inc.*	3,518,768
94,936	Ross Stores, Inc.	3,717,694
92,564	Sears Holdings Corp.*	5,262,263
347,658	Staples, Inc.	7,109,606
741,014	Starbucks Corp.*	10,663,191
120,383	Urban Outfitters, Inc.*	2,458,221
97,324	Wynn Resorts Ltd.*	3,606,827
		115,737,618
	Consumer Staples — 1.0%
165,557	Costco Wholesale Corp.	8,032,826
64,889	Hansen Natural Corp.*	2,380,128
		10,412,954
	Health Care — 14.2%
349,636	Amgen, Inc.*	17,460,822
234,431	Biogen Idec, Inc.*	12,141,182
330,518	Celgene Corp.*	13,961,080
48,623	Cephalon, Inc.*	2,835,207
103,495	DENTSPLY International, Inc.	3,028,264
160,343	Express Scripts, Inc.*	10,269,969
246,804	Genzyme Corp.*	14,595,989
650,852	Gilead Sciences, Inc.*	28,051,721
64,633	Henry Schein, Inc.*	2,943,387
195,539	Hologic, Inc.*	2,477,479
86,226	Illumina, Inc.*	3,165,356
28,447	Intuitive Surgical, Inc.*	4,257,947
127,612	Life Technologies Corp.*	4,948,793
84,857	Patterson Cos., Inc.*	1,747,206

Shares		Value
	Common Stocks (a) (continued)
83,148	Pharmaceutical Product Development, Inc.	$1,665,454
519,432	Teva Pharmaceutical Industries Ltd. (ADR)	24,080,868
130,769	Vertex Pharmaceuticals, Inc.*	3,898,224
181,632	Warner Chilcott Ltd., Class A*	2,390,277
		153,919,225
	Industrials — 4.6%
122,051	C.H. Robinson Worldwide, Inc.	6,202,632
132,993	Cintas Corp.	3,097,407
151,084	Expeditors International of Washington, Inc.	4,957,066
103,016	Fastenal Co.	3,422,192
51,871	First Solar, Inc.*	9,855,490
95,808	Foster Wheeler AG*	2,540,828
91,423	J.B. Hunt Transport Services, Inc.	2,809,429
72,764	Joy Global, Inc.	2,508,175
295,005	PACCAR, Inc.	8,805,899
84,351	Ryanair Holdings plc (ADR)*	2,456,301
65,006	Stericycle, Inc.*	3,249,000
		49,904,419
	Information Technology — 54.8%
846,848	Activision Blizzard, Inc.*	10,229,924
372,722	Adobe Systems, Inc.*	10,503,306
118,521	Akamai Technologies, Inc.*	2,638,277
299,270	Altera Corp.	5,093,575
901,166	Apple, Inc.*	122,387,354
498,765	Applied Materials, Inc.	5,616,094
171,061	Autodesk, Inc.*	3,670,969
258,860	Automatic Data Processing, Inc.	9,839,269
19,156	Baidu, Inc. (ADR)*	5,056,226
282,037	Broadcom Corp., Class A*	7,186,303
361,558	CA, Inc.	6,309,187
150,530	Check Point Software Technologies*	3,514,875
1,512,937	Cisco Systems, Inc.*	27,989,334
155,248	Citrix Systems, Inc.*	4,876,340
206,289	Cognizant Technology Solutions Corp., Class A*	5,196,420
518,973	Dell, Inc.*	6,009,707
694,195	eBay, Inc.*	12,231,716
235,373	Electronic Arts, Inc.*	5,411,225
141,572	Fiserv, Inc.*	5,996,990

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra QQQ® (continued)

Shares		Value
	Common Stocks (a) (continued)
637,191	Flextronics International Ltd.*	$2,523,276
114,077	FLIR Systems, Inc.*	2,562,169
106,056	Google, Inc., Class A*	44,249,745
114,398	IAC/InterActiveCorp*	1,848,672
81,336	Infosys Technologies Ltd. (ADR)	2,812,599
1,413,019	Intel Corp.	22,212,659
293,572	Intuit, Inc.*	7,991,030
248,957	Juniper Networks, Inc.*	6,156,707
149,331	Kla-Tencor Corp.	4,031,937
94,046	Lam Research Corp.*	2,463,065
215,131	Linear Technology Corp.	5,036,217
126,497	Logitech International S.A. (Registered)*	1,774,753
424,603	Marvell Technology Group Ltd.*	4,853,212
217,136	Maxim Integrated Products, Inc.	3,524,117
109,851	Microchip Technology, Inc.	2,369,486
2,219,885	Microsoft Corp.	46,373,398
250,909	NetApp, Inc.*	4,892,725
382,615	Nvidia Corp.*	3,990,674
1,526,506	Oracle Corp.	29,904,253
248,342	Paychex, Inc.	6,797,120
1,443,278	QUALCOMM, Inc.	62,912,488
410,840	Research In Motion Ltd.*	32,308,458
355,322	Seagate Technology	3,094,855
235,028	Sun Microsystems, Inc.*	2,115,252
622,820	Symantec Corp.*	9,709,764
131,564	VeriSign, Inc.*	3,079,913
263,817	Xilinx, Inc.	5,471,565
486,234	Yahoo!, Inc.*	7,701,947
		592,519,147
	Materials — 0.6%
85,097	Sigma-Aldrich Corp.	4,123,800
136,156	Steel Dynamics, Inc.	2,034,171
		6,157,971
	Telecommunication Services — 0.7%
75,834	Millicom International Cellular S.A.*	4,603,124
116,878	NII Holdings, Inc.*	2,391,324
		6,994,448
Total Common Stocks (Cost $885,518,421)		935,645,782

Principal Amount		Value
	Repurchase Agreements (a) — 8.0%
$2,537,985	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $2,538,054 (b)	$2,537,985
1,162,825	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,162,841 (d)	1,162,825
12,689,926	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $12,690,106 (c)	12,689,926
5,075,970	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $5,076,128 (e)	5,075,970
7,613,955	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $7,614,207 (f)	7,613,955
1,776,590	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $1,776,611 (g)	1,776,590
15,227,911	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $15,228,139 (h)	15,227,911
10,151,941	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $10,152,316 (i)	10,151,941
27,917,837	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $27,918,233 (j)	27,917,837
2,300,682	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $2,300,713 (k)	2,300,682
Total Repurchase Agreements (Cost $86,455,622)		86,455,622
Total Investments (Cost $971,974,043) — 94.6%		1,022,101,404
Other assets less liabilities — 5.4%		58,506,490
Net Assets — 100.0%		$1,080,607,894

See accompanying notes to the financial statements.

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $247,432,324.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $2,588,745. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $12,943,725. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $1,186,082. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $5,177,508. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $7,766,268. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $1,812,132. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $15,532,481. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $10,355,004. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $28,476,236. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $2,346,702. The investment in the repurchase agreement was through participation in a pooled account.

ADR  American Depositary Receipt

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(96,241,553)
Net unrealized depreciation	$(96,241,553)
Federal income tax cost of investments	$1,118,342,957

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra QQQ® (continued)

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	6,674	06/19/09	$191,877,500	$8,025,930

Cash collateral in the amount of $18,818,084 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	$39,422,107	$(491,204)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	74,969,580	—
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	137,015,548	—
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	215,400,824	—
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	566,848,807	60,963,550
	$1,033,656,866	$60,472,346

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Dow30SM

Shares		Value
	Common Stocks (a) — 85.5%
	Consumer Discretionary — 8.6%
482,857	General Motors Corp.*	$362,143
482,857	Home Depot, Inc.	11,182,968
482,857	McDonald's Corp.	28,483,734
482,857	Walt Disney Co. (The)	11,694,797
		51,723,642
	Consumer Staples — 14.2%
482,857	Coca-Cola Co. (The)	23,737,250
482,857	Kraft Foods, Inc., Class A	12,607,396
482,857	Procter & Gamble Co. (The)	25,079,593
482,857	Wal-Mart Stores, Inc.	24,017,307
		85,441,546
	Energy — 10.9%
482,857	Chevron Corp.	32,192,076
482,857	Exxon Mobil Corp.	33,486,133
		65,678,209
	Financials — 6.2%
482,857	American Express Co.	11,998,997
482,857	Bank of America Corp.	5,441,798
482,857	Citigroup, Inc.	1,796,228
482,857	JPMorgan Chase & Co.	17,817,423
		37,054,446
	Health Care — 7.8%
482,857	Johnson & Johnson	26,634,392
482,857	Merck & Co., Inc.	13,317,196
482,857	Pfizer, Inc.	7,334,598
		47,286,186
	Industrials — 16.3%
482,857	3M Co.	27,571,135
482,857	Boeing Co. (The)	21,656,137
482,857	Caterpillar, Inc.	17,122,109
482,857	General Electric Co.	6,508,912
482,857	United Technologies Corp.	25,403,107
		98,261,400

Shares		Value
	Common Stocks (a) (continued)
	Information Technology — 14.2%
482,857	Hewlett-Packard Co.	$16,586,138
482,857	Intel Corp.	7,590,512
482,857	International Business Machines Corp.	51,318,042
482,857	Microsoft Corp.	10,086,883
		85,581,575
	Materials — 3.0%
482,857	Alcoa, Inc.	4,451,941
482,857	E.I. du Pont de Nemours & Co.	13,746,939
		18,198,880
	Telecommunication Services — 4.3%
482,857	AT&T, Inc.	11,970,025
482,857	Verizon Communications, Inc.	14,128,396
		26,098,421
Total Common Stocks (Cost $514,492,721)		515,324,305
Principal Amount
	Repurchase Agreements (a) — 8.7%
$1,537,602	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $1,537,644 (b)	1,537,602
704,481	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $704,490 (d)	704,481
7,688,009	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $7,688,118 (c)	7,688,009
3,075,204	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $3,075,300 (e)	3,075,204
4,612,806	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $4,612,958 (f)	4,612,806

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Dow30SM (continued)

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$1,076,321	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $1,076,334 (g)	$1,076,321
9,225,611	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $9,225,749 (h)	9,225,611
6,150,408	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $6,150,635 (i)	6,150,408
16,913,621	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $16,913,861 (j)	16,913,621
1,393,835	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,393,854 (k)	1,393,835
Total Repurchase Agreements (Cost $52,377,898)		52,377,898
Total Investments (Cost $566,870,619) — 94.2%		567,702,203
Other assets less liabilities — 5.8%		34,766,069
Net Assets — 100.0%		$602,468,272

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $136,729,631.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $1,568,354. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $7,841,769. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $718,571. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $3,136,719. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $4,705,083. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $1,097,854. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $9,410,130. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $6,273,431. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $17,251,919. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $1,421,716. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(77,237,056)
Net unrealized depreciation	$(77,237,056)
Federal income tax cost of investments	$644,939,259

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	2,398	06/19/09	$102,118,830	$3,009,243

Cash collateral in the amount of $12,050,186 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Goldman Sachs International, based on Dow Jones Industrial AverageTM Index	$17,070,694	$—
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageTM Index	18,859,731	(487,171)
Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageTM Index	85,530,227	(852,855)
Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageTM Index	110,629,923	(693,335)
Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageTM Index	355,416,644	25,861,117
	$587,507,219	$23,827,756

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 86.8%
179,669	3M Co. (Industrials)	0.4%	$10,259,100
400,203	Abbott Laboratories (Health Care)	0.8%	18,033,147
535,076	Altria Group, Inc. (Consumer Staples)	0.4%	9,144,449
267,763	Amgen, Inc.* (Health Care)	0.6%	13,372,084
230,624	Apple, Inc.* (Information Technology)	1.3%	31,321,045
1,526,172	AT&T, Inc. (Telecommunication Services)	1.6%	37,833,804
1,981,457	Bank of America Corp. (Financials)	0.9%	22,331,020
512,628	Bristol-Myers Squibb Co. (Health Care)	0.4%	10,211,550
519,115	Chevron Corp. (Energy)	1.4%	34,609,397
1,511,595	Cisco Systems, Inc.* (Information Technology)	1.2%	27,964,508
515,501	Coca-Cola Co. (The) (Consumer Staples)	1.1%	25,342,029
745,990	Comcast Corp., Class A (Consumer Discretionary)	0.4%	10,272,282
383,334	ConocoPhillips (Energy)	0.7%	17,572,031
376,930	CVS Caremark Corp. (Consumer Staples)	0.5%	11,232,514
1,279,719	Exxon Mobil Corp. (Energy)	3.7%	88,748,513
2,734,802	General Electric Co. (Industrials)	1.5%	36,865,131
235,907	Gilead Sciences, Inc.* (Health Care)	0.4%	10,167,592
130,114	Goldman Sachs Group, Inc. (The) (Financials)	0.8%	18,810,581
62,055	Google, Inc., Class A* (Information Technology)	1.1%	25,891,208
620,644	Hewlett-Packard Co. (Information Technology)	0.9%	21,319,121
439,068	Home Depot, Inc. (Consumer Discretionary)	0.4%	10,168,815

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,440,375	Intel Corp. (Information Technology)	0.9%	$22,642,695
347,450	International Business Machines Corp. (Information Technology)	1.5%	36,926,986
716,252	Johnson & Johnson (Health Care)	1.7%	39,508,460
973,178	JPMorgan Chase & Co. (Financials)	1.5%	35,910,268
380,523	Kraft Foods, Inc., Class A (Consumer Staples)	0.4%	9,935,456
288,391	McDonald's Corp. (Consumer Discretionary)	0.7%	17,012,185
289,583	Medtronic, Inc. (Health Care)	0.4%	9,947,176
545,828	Merck & Co., Inc. (Health Care)	0.6%	15,053,936
1,980,032	Microsoft Corp. (Information Technology)	1.7%	41,362,868
141,898	Monsanto Co. (Materials)	0.5%	11,656,921
316,069	Morgan Stanley (Financials)	0.4%	9,583,212
209,840	Occidental Petroleum Corp. (Energy)	0.6%	14,082,362
993,163	Oracle Corp. (Information Technology)	0.8%	19,456,063
403,028	PepsiCo, Inc. (Consumer Staples)	0.9%	20,977,607
1,746,803	Pfizer, Inc. (Health Care)	1.1%	26,533,938
518,957	Philip Morris International, Inc. (Consumer Staples)	0.9%	22,128,326
758,988	Procter & Gamble Co. (The) (Consumer Staples)	1.7%	39,421,837
427,153	QUALCOMM, Inc. (Information Technology)	0.8%	18,619,599
421,187	Schering-Plough Corp. (Health Care)	0.4%	10,276,963

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
309,722	Schlumberger Ltd. (Energy)	0.7%	$17,725,390
490,521	U.S. Bancorp (Financials)	0.4%	9,418,003
257,786	United Parcel Service, Inc., Class B (Industrials)	0.6%	13,183,176
244,023	United Technologies Corp. (Industrials)	0.5%	12,838,050
735,614	Verizon Communications, Inc. (Telecommunication Services)	0.9%	21,524,066
579,013	Wal-Mart Stores, Inc. (Consumer Staples)	1.2%	28,800,107
480,730	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	11,643,281
1,185,752	Wells Fargo & Co. (Financials)	1.3%	30,236,676
344,793	Wyeth (Health Care)	0.7%	15,467,414
42,628,089	Other Common Stocks	42.0%	1,007,457,670
Total Common Stocks (Cost $1,981,529,446)			2,080,800,612
Principal Amount
	Repurchase Agreements (a) — 6.6%
$4,665,616	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $4,665,743 (b)		4,665,616
2,137,639	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $2,137,668 (d)		2,137,639
23,328,080	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $23,328,410 (c)		23,328,080
9,331,232	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $9,331,522 (e)		9,331,232

Principal Amount		Value
	Repurchase Agreements (a) (continued)
13,996,848	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $13,997,311 (f)	$13,996,848
3,265,931	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $3,265,969 (g)	3,265,931
27,993,696	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $27,994,116 (h)	27,993,696
18,662,464	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $18,663,153 (i)	18,662,464
51,321,775	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $51,322,502 (j)	51,321,775
4,229,378	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $4,229,434 (k)	4,229,378
Total Repurchase Agreements (Cost $158,932,659)		158,932,659
Total Investments (Cost $2,140,462,105) — 93.4%		2,239,733,271
Other assets in excess of liabilities — 6.6%		158,296,070
Net Assets — 100.0%		$2,398,029,341

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $572,122,591.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $4,758,928. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra S&P500® (continued)

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $23,794,642. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $2,180,392. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $9,517,890. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $14,276,847. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $3,331,269. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $28,553,592. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $19,035,757. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $52,348,289. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $4,313,978. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(301,047,460)
Net unrealized depreciation	$(301,047,460)
Federal income tax cost of investments	$2,540,780,731

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	6,741	06/19/09	$310,591,575	$13,438,451

Cash collateral in the amount of $27,738,165 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$5,775,977	$(2,105,120)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	31,351,008	—
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	158,975,312	(3,201,715)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	647,293,689	(3,147,085)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	1,561,397,739	151,666,660
	$2,404,793,725	$143,212,740

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of May 31, 2009:

Consumer Discretionary	7.7%
Consumer Staples	10.4%
Energy	11.3%
Financials	11.7%
Health Care	12.1%
Industrials	8.8%
Information Technology	15.5%
Materials	2.9%
Telecommunication Services	3.0%
Utilities	3.4%
Other[1]	13.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra MidCap400

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 85.9%
18,078	Advance Auto Parts, Inc. (Consumer Discretionary)	0.5%	$769,942
17,329	Aecom Technology Corp.* (Industrials)	0.3%	552,968
15,475	Airgas, Inc. (Materials)	0.4%	653,973
39,233	American Eagle Outfitters, Inc. (Consumer Discretionary)	0.4%	581,041
20,316	AMETEK, Inc. (Industrials)	0.4%	638,938
28,553	Avnet, Inc.* (Information Technology)	0.4%	657,005
12,023	Beckman Coulter, Inc. (Health Care)	0.4%	651,647
21,986	BorgWarner, Inc. (Consumer Discretionary)	0.4%	709,048
12,841	Cerner Corp.* (Health Care)	0.5%	748,502
13,348	Church & Dwight Co., Inc. (Consumer Staples)	0.4%	671,004
24,459	Cliffs Natural Resources, Inc. (Materials)	0.4%	666,508
11,307	Cullen/Frost Bankers, Inc. (Financials)	0.3%	553,478
17,245	Dollar Tree, Inc.* (Consumer Discretionary)	0.5%	772,059
22,247	Eaton Vance Corp. (Financials)	0.4%	602,894
10,633	Edwards Lifesciences Corp.* (Health Care)	0.4%	678,811
12,907	Energizer Holdings, Inc.* (Consumer Staples)	0.4%	674,520
11,687	Everest Re Group Ltd. (Financials)	0.5%	809,091
11,242	Federal Realty Investment Trust (REIT) (Financials)	0.4%	591,891
43,938	Fidelity National Financial, Inc., Class A (Financials)	0.4%	612,496
13,799	FMC Corp. (Materials)	0.5%	749,976
23,923	FMC Technologies, Inc.* (Energy)	0.6%	995,675
20,042	Helmerich & Payne, Inc. (Energy)	0.4%	700,869
17,005	Henry Schein, Inc.* (Health Care)	0.5%	774,408

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
48,780	Hologic, Inc.* (Health Care)	0.4%	$618,043
19,451	Joy Global, Inc. (Industrials)	0.4%	670,476
30,793	KBR, Inc. (Industrials)	0.4%	567,207
23,889	Lam Research Corp.* (Information Technology)	0.4%	625,653
12,906	Lubrizol Corp. (Materials)	0.4%	576,511
14,911	Manpower, Inc. (Industrials)	0.4%	633,867
8,468	Martin Marietta Materials, Inc. (Materials)	0.4%	689,888
34,954	MDU Resources Group, Inc. (Utilities)	0.4%	645,251
65,642	New York Community Bancorp, Inc. (Financials)	0.5%	726,001
25,271	Newfield Exploration Co.* (Energy)	0.6%	912,789
20,325	NSTAR (Utilities)	0.4%	611,173
20,027	Oneok, Inc. (Utilities)	0.4%	586,791
22,760	Plains Exploration & Production Co.* (Energy)	0.4%	643,653
7,799	priceline.com, Inc.* (Consumer Discretionary)	0.5%	858,748
33,031	Pride International, Inc.* (Energy)	0.5%	800,011
37,104	Quanta Services, Inc.* (Industrials)	0.5%	846,342
10,764	Ralcorp Holdings, Inc.* (Consumer Staples)	0.4%	616,454
15,027	Rayonier, Inc. (REIT) (Financials)	0.4%	601,080
17,082	Roper Industries, Inc. (Industrials)	0.5%	734,184
24,621	Ross Stores, Inc. (Consumer Discretionary)	0.6%	964,158
38,579	SAIC, Inc.* (Information Technology)	0.4%	673,975
19,216	Telephone & Data Systems, Inc. (Telecommunication Services)	0.4%	582,437
16,168	URS Corp.* (Industrials)	0.5%	777,357

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
32,907	Vertex Pharmaceuticals, Inc.* (Health Care)	0.6%	$980,958
26,443	W. R. Berkley Corp. (Financials)	0.4%	573,549
42,362	Western Digital Corp.* (Information Technology)	0.7%	1,052,696
5,337,054	Other Common Stocks	64.2%	102,132,265
Total Common Stocks (Cost $111,334,866)			136,518,261
Principal Amount
	Repurchase Agreements (a) — 10.7%
$498,190	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $498,204 (b)		498,190
228,255	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $228,258 (d)		228,255
2,490,948	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $2,490,983 (c)		2,490,948
996,379	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $996,410 (e)		996,379
1,494,569	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $1,494,618 (f)		1,494,569
348,733	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $348,737 (g)		348,733
2,989,138	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $2,989,183 (h)		2,989,138
1,992,759	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $1,992,833 (i)		1,992,759

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$5,480,086	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $5,480,164 (j)	$5,480,086
451,609	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $451,615 (k)	451,609
Total Repurchase Agreements (Cost $16,970,666)		16,970,666
Total Investments (Cost $128,305,532) — 96.6%		153,488,927
Other assets in excess of liabilities — 3.4%		5,406,488
Net Assets — 100.0%		$158,895,415

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $48,635,284.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $508,154. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $2,540,767. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $232,820. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra MidCap400 (continued)

the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $1,016,310. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $1,524,467. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $355,710. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $3,048,923. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $2,032,619. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $5,589,696. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $460,642. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(26,306,998)
Net unrealized depreciation	$(26,306,998)
Federal income tax cost of investments	$179,795,925

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	385	06/19/09	$22,122,100	$982,784

Cash collateral in the amount of $1,852,568 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

See accompanying notes to the financial statements.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400 Index	$22,176,635	$(508,524)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400 Index	39,102,577	(1,115,929)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	44,318,931	(840,121)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400 Index	53,552,796	6,074,289
	$159,150,939	$3,609,715

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of May 31, 2009:

Consumer Discretionary	12.9%
Consumer Staples	3.4%
Energy	6.6%
Financials	15.3%
Health Care	10.4%
Industrials	12.9%
Information Technology	12.2%
Materials	6.4%
Telecommunication Services	0.5%
Utilities	5.3%
Other[1]	14.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra SmallCap600

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 88.2%
8,092	Aaron's, Inc. (Consumer Discretionary)	0.5%	$263,556
8,010	AMERIGROUP Corp.* (Health Care)	0.4%	231,169
4,505	Anixter International, Inc.* (Information Technology)	0.3%	184,795
18,571	Arris Group, Inc.* (Information Technology)	0.4%	225,081
13,827	Atmos Energy Corp. (Utilities)	0.6%	331,848
8,430	Atwood Oceanics, Inc.* (Energy)	0.4%	223,058
7,739	Brady Corp., Class A (Industrials)	0.4%	191,772
8,507	Carter's, Inc.* (Consumer Discretionary)	0.4%	201,191
7,669	Casey's General Stores, Inc. (Consumer Staples)	0.4%	193,489
2,938	Chattem, Inc.* (Consumer Staples)	0.3%	175,487
7,674	CLARCOR, Inc. (Industrials)	0.4%	219,937
6,356	Concur Technologies, Inc.* (Information Technology)	0.4%	187,502
6,808	Cooper Cos., Inc. (The) (Health Care)	0.3%	180,480
6,819	Curtiss-Wright Corp. (Industrials)	0.4%	199,660
20,816	Cypress Semiconductor Corp.* (Information Technology)	0.3%	179,018
4,530	Dril-Quip, Inc.* (Energy)	0.3%	187,180
9,901	EMCOR Group, Inc.* (Industrials)	0.4%	222,475
7,818	Gardner Denver, Inc.* (Industrials)	0.4%	221,562
2,685	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.4%	224,117
2,776	Greenhill & Co., Inc. (Financials)	0.4%	204,036
3,842	Haemonetics Corp.* (Health Care)	0.4%	204,510
13,149	Informatica Corp.* (Information Technology)	0.4%	214,723

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
8,586	Jack in the Box, Inc.* (Consumer Discretionary)	0.4%	$225,812
8,117	Kirby Corp.* (Industrials)	0.5%	272,894
6,891	Mednax, Inc.* (Health Care)	0.5%	279,086
12,124	Micros Systems, Inc.* (Information Technology)	0.6%	316,679
11,923	National Retail Properties, Inc. (REIT) (Financials)	0.4%	204,003
6,387	New Jersey Resources Corp. (Utilities)	0.4%	212,495
7,464	Oil States International, Inc.* (Energy)	0.4%	195,034
11,085	Piedmont Natural Gas Co., Inc. (Utilities)	0.5%	251,186
5,035	ProAssurance Corp.* (Financials)	0.4%	227,632
4,751	Regal-Beloit Corp. (Industrials)	0.3%	187,712
5,769	Rock-Tenn Co., Class A (Materials)	0.4%	221,414
3,019	SEACOR Holdings, Inc.* (Energy)	0.4%	230,682
18,168	Senior Housing Properties Trust (REIT) (Financials)	0.6%	304,314
24,969	Skyworks Solutions, Inc.* (Information Technology)	0.4%	237,955
9,402	St. Mary Land & Exploration Co. (Energy)	0.4%	203,647
4,083	Stifel Financial Corp.* (Financials)	0.3%	177,774
5,137	Synaptics, Inc.* (Information Technology)	0.3%	180,411
5,538	Tanger Factory Outlet Centers (REIT) (Financials)	0.3%	179,210
5,437	Teledyne Technologies, Inc.* (Industrials)	0.3%	178,714
9,081	Tetra Tech, Inc.* (Industrials)	0.4%	233,109
4,775	Tractor Supply Co.* (Consumer Discretionary)	0.3%	183,265
4,445	UMB Financial Corp. (Financials)	0.3%	178,378
2,656	Valmont Industries, Inc. (Industrials)	0.3%	182,228

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
11,016	Varian Semiconductor Equipment Associates, Inc.* (Information Technology)	0.5%	$259,096
4,277	Watsco, Inc. (Industrials)	0.4%	210,557
7,441	WMS Industries, Inc.* (Consumer Discretionary)	0.5%	263,932
4,428	World Fuel Services Corp. (Energy)	0.4%	187,924
2,760,414	Other Common Stocks	68.7%	37,482,618
Total Common Stocks (Cost $43,695,068)			48,134,407
Principal Amount
	Repurchase Agreements (a) — 3.3%
$52,817	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $52,818 (b)		52,817
24,199	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $24,199 (d)		24,199
264,084	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $264,088 (c)		264,084
105,634	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $105,637 (e)		105,634
158,450	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $158,455 (f)		158,450
36,972	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $36,972 (g)		36,972
316,901	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $316,906 (h)		316,901

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$211,267	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $211,275 (i)	$211,267
580,985	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $580,993 (j)	580,985
47,878	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $47,879 (k)	47,878
Total Repurchase Agreements (Cost $1,799,187)		1,799,187
Total Investments (Cost $45,494,255) — 91.5%		49,933,594
Other assets in excess of liabilities — 8.5%		4,631,393
Net Assets — 100.0%		$54,564,987

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $19,819,216.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $53,873. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $269,366. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%,

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra SmallCap600 (continued)

due 08/06/09, which had a total value of $24,683. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $107,747. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $161,620. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $37,712. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $323,239. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $215,493. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $592,606. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $48,836. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(15,999,116)
Net unrealized depreciation	$(15,999,116)
Federal income tax cost of investments	$65,932,710

See accompanying notes to the financial statements.

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600 Index	$17,458,091	$(995,040)
Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600 Index	16,661,655	(779,762)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600 Index	8,950,282	1,976,824
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600 Index	17,014,601	2,056,257
	$60,084,629	$2,258,279

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of May 31, 2009:

Consumer Discretionary	14.0%
Consumer Staples	3.5%
Energy	4.9%
Financials	15.8%
Health Care	10.6%
Industrials	15.4%
Information Technology	16.0%
Materials	3.6%
Telecommunication Services	0.3%
Utilities	4.1%
Other[1]	11.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell2000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 90.1%
146,345	3Com Corp.* (Information Technology)	0.2%	$632,210
24,277	Aeropostale, Inc.* (Consumer Discretionary)	0.3%	840,470
29,653	Alexion Pharmaceuticals, Inc.* (Health Care)	0.3%	1,082,334
52,960	Allscripts-Misys Healthcare Solutions, Inc. (Health Care)	0.2%	683,714
19,433	AMERIGROUP Corp.* (Health Care)	0.2%	560,836
44,491	Arris Group, Inc.* (Information Technology)	0.2%	539,231
30,996	Aspen Insurance Holdings Ltd. (Financials)	0.2%	715,698
19,856	Bally Technologies, Inc.* (Consumer Discretionary)	0.2%	555,968
64,044	Chico's FAS, Inc.* (Consumer Discretionary)	0.2%	625,069
11,758	Compass Minerals International, Inc. (Materials)	0.2%	630,582
16,534	Comstock Resources, Inc.* (Energy)	0.2%	658,549
20,074	Concho Resources, Inc.* (Energy)	0.2%	643,372
41,886	Dendreon Corp.* (Health Care)	0.3%	949,556
24,632	EMCOR Group, Inc.* (Industrials)	0.2%	553,481
54,193	EXCO Resources, Inc.* (Energy)	0.3%	834,030
54,351	First Niagara Financial Group, Inc. (Financials)	0.2%	689,714
28,062	Flowers Foods, Inc. (Consumer Staples)	0.2%	594,073
17,939	ITC Holdings Corp. (Utilities)	0.3%	769,404
21,328	Jack in the Box, Inc.* (Consumer Discretionary)	0.2%	560,926
34,105	Knight Capital Group, Inc., Class A* (Financials)	0.2%	586,947
29,928	Macrovision Solutions Corp.* (Information Technology)	0.2%	675,475

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
17,758	Marvel Entertainment, Inc.* (Consumer Discretionary)	0.2%	$589,210
29,561	Micros Systems, Inc.* (Information Technology)	0.2%	772,133
34,665	Myriad Genetics, Inc.* (Health Care)	0.4%	1,253,486
13,886	NetFlix, Inc.* (Consumer Discretionary)	0.2%	547,386
20,761	OSI Pharmaceuticals, Inc.* (Health Care)	0.2%	701,722
50,033	Palm, Inc.*(Information Technology)	0.2%	610,403
26,645	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	603,776
19,295	Platinum Underwriters Holdings Ltd. (Financials)	0.2%	556,275
79,380	PMC - Sierra, Inc.* (Information Technology)	0.2%	602,494
31,777	Polycom, Inc.* (Information Technology)	0.2%	550,060
20,403	Ralcorp Holdings, Inc.* (Consumer Staples)	0.4%	1,168,480
36,769	Realty Income Corp. (REIT) (Financials)	0.3%	789,430
12,740	Royal Gold, Inc. (Materials)	0.2%	593,302
43,702	Senior Housing Properties Trust (REIT) (Financials)	0.2%	732,008
59,164	Skyworks Solutions, Inc.* (Information Technology)	0.2%	563,833
28,775	Sybase, Inc.* (Information Technology)	0.3%	936,051
21,360	Tetra Tech, Inc.* (Industrials)	0.2%	548,311
22,498	Tupperware Brands Corp. (Consumer Discretionary)	0.2%	547,151
53,394	tw telecom, inc.* (Telecommunication Services)	0.2%	633,253
9,596	United Therapeutics Corp.* (Health Care)	0.3%	769,119
16,024	VistaPrint Ltd.* (Information Technology)	0.2%	613,559

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
17,569	Wabtec Corp. (Industrials)	0.2%	$626,862
28,919	Waste Connections, Inc.* (Industrials)	0.2%	734,543
15,486	Watson Wyatt Worldwide, Inc., Class A (Industrials)	0.2%	587,539
143,924	Wendy's/Arby's Group, Inc. ,Class A (Consumer Discretionary)	0.2%	604,481
10,533	Westamerica Bancorporation (Financials)	0.2%	546,241
38,052	Westar Energy, Inc. (Utilities)	0.2%	679,228
15,927	WMS Industries, Inc.* (Consumer Discretionary)	0.2%	564,931
23,688,444	Other Common Stocks	79.1%	240,516,266
Total Common Stocks (Cost $222,582,156)			273,923,172
No. of Rights
	Rights — 0.0%
10,230	Allis-Chalmers Energy, Inc., expiring 06/19/09 at $2.50 *^	0.0%	2,251
6,409	BioMimetic Therapeutics, Inc., expiring 06/22/09 at $8.50 *^	0.0%	—
Total Rights (Cost $–)			2,251
No. of Warrants
	Warrants — 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at 27.50 *	0.0%	—
Total Warrants (Cost $–)			—

Principal Amount		Value
	Repurchase Agreements (a) — 5.5%
$487,950	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $487,963 (b)	$487,950
223,563	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $223,566 (d)	223,563
2,439,749	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $2,439,784 (c)	2,439,749
975,899	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $975,929 (e)	975,899
1,463,849	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $1,463,897 (f)	1,463,849
341,565	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $341,569 (g)	341,565
2,927,699	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $2,927,743 (h)	2,927,699
1,951,799	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $1,951,871 (i)	1,951,799
5,367,448	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $5,367,524 (j)	5,367,448
442,326	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $442,332 (k)	442,326
Total Repurchase Agreements (Cost $16,621,847)		16,621,847
Total Investments (Cost $239,204,003) — 95.6%		290,547,270
Other assets in excess of liabilities — 4.4%		13,442,850
Net Assets — 100.0%		$303,990,120

*  Non-income producing security.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell2000 (continued)

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2009, the value of these securities amounted to $2,251 or 0.00% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $84,471,993.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $497,709. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $2,488,544. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $228,034. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $995,420. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $1,493,133. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $348,398. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $2,986,255. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $1,990,840. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $5,474,805. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $451,174. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(85,498,839)
Net unrealized depreciation	$(85,498,839)
Federal income tax cost of investments	$376,046,109

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	981	06/19/09	$49,157,910	$7,850,308

Cash collateral in the amount of $3,445,512 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$36,843,595	$(1,427,903)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	56,141,635	(1,340,551)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	56,804,363	(2,565,246)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	135,158,666	15,516,841
	$284,948,259	$10,183,141

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of May 31, 2009:

Consumer Discretionary	11.9%
Consumer Staples	3.6%
Energy	4.7%
Financials	17.8%
Health Care	13.0%
Industrials	14.0%
Information Technology	16.9%
Materials	3.6%
Telecommunication Services	1.2%
Utilities	3.4%
Other[1]	9.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell1000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 91.7%
4,464	Amgen, Inc.* (Health Care)	1.1%	$222,932
2,181	Anadarko Petroleum Corp. (Energy)	0.5%	104,208
1,457	Apache Corp. (Energy)	0.6%	122,767
25,953	AT&T, Inc. (Telecommunication Services)	3.1%	643,375
27,658	Bank of America Corp. (Financials)	1.5%	311,706
4,997	Bank of New York Mellon Corp. (The) (Financials)	0.7%	138,817
9,036	Chevron Corp. (Energy)	2.9%	602,430
23,783	Citigroup, Inc. (Financials)	0.4%	88,473
2,993	Coca-Cola Co. (The) (Consumer Staples)	0.7%	147,136
8,672	Comcast Corp., Class A (Consumer Discretionary)	0.6%	119,413
6,738	ConocoPhillips (Energy)	1.5%	308,870
2,872	CVS Caremark Corp. (Consumer Staples)	0.4%	85,586
1,949	Devon Energy Corp. (Energy)	0.6%	123,255
2,525	Dominion Resources, Inc. (Utilities)	0.4%	80,270
4,860	Dow Chemical Co. (The) (Materials)	0.4%	85,925
5,524	Duke Energy Corp. (Utilities)	0.4%	78,165
3,935	E.I. du Pont de Nemours & Co. (Materials)	0.5%	112,029
3,951	Eli Lilly & Co. (Health Care)	0.7%	136,586
17,716	Exxon Mobil Corp. (Energy)	6.0%	1,228,605
13,595	Ford Motor Co.* (Consumer Discretionary)	0.4%	78,171
1,783	FPL Group, Inc. (Utilities)	0.5%	100,793
1,796	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.5%	97,756
1,741	General Dynamics Corp. (Industrials)	0.5%	99,063
45,966	General Electric Co. (Industrials)	3.0%	619,622
1,964	Goldman Sachs Group, Inc. (The) (Financials)	1.4%	283,935
7,383	Home Depot, Inc. (Consumer Discretionary)	0.8%	170,990

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
9,073	Johnson & Johnson (Health Care)	2.4%	$500,467
16,180	JPMorgan Chase & Co. (Financials)	2.9%	597,042
6,421	Kraft Foods, Inc., Class A (Consumer Staples)	0.8%	167,652
6,067	Lowe's Cos., Inc. (Consumer Discretionary)	0.6%	115,334
3,093	Marathon Oil Corp. (Energy)	0.5%	98,605
6,695	Merck & Co., Inc. (Health Care)	0.9%	184,648
4,305	Morgan Stanley (Financials)	0.6%	130,528
29,553	Pfizer, Inc. (Health Care)	2.2%	448,910
1,859	PNC Financial Services Group, Inc. (Financials)	0.4%	84,677
8,283	Procter & Gamble Co. (The) (Consumer Staples)	2.1%	430,219
3,352	Southern Co. (The) (Utilities)	0.5%	95,230
4,632	Time Warner, Inc. (Consumer Discretionary)	0.5%	108,481
2,642	Travelers Cos., Inc. (The) (Financials)	0.5%	107,424
8,290	U.S. Bancorp (Financials)	0.8%	159,168
1,828	United Technologies Corp. (Industrials)	0.5%	96,171
3,387	UnitedHealth Group, Inc. (Health Care)	0.4%	90,094
12,453	Verizon Communications, Inc. (Telecommunication Services)	1.8%	364,375
1,892	Wal-Mart Stores, Inc. (Consumer Staples)	0.5%	94,108
7,357	Walt Disney Co. (The) (Consumer Discretionary)	0.9%	178,187
1,966	WellPoint, Inc.* (Health Care)	0.4%	91,557
20,777	Wells Fargo & Co. (Financials)	2.6%	529,814
5,825	Wyeth (Health Care)	1.3%	261,310
2,153	XTO Energy, Inc. (Energy)	0.5%	92,084
430,424	Other Common Stocks	37.0%	7,574,788
	Total Common Stocks (Cost $17,575,171)		18,791,751

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) — 2.7%
$16,078	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $16,078 (b)	$16,078
7,367	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $7,367 (d)	7,367
80,392	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $80,393 (c)	80,392
32,157	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $32,158 (e)	32,157
48,235	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $48,237 (f)	48,235
11,255	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $11,255 (g)	11,255
96,470	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $96,471 (h)	96,470
64,313	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $64,315 (i)	64,313
176,861	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $176,864 (j)	176,861
14,575	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $14,575 (k)	14,575
	Total Repurchase Agreements (Cost $547,703)	547,703
	Total Investments (Cost $18,122,874) — 94.4%	19,339,454
	Other assets in excess of liabilities — 5.6%	1,144,441
	Net Assets — 100.0%	$20,483,895

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $4,620,224.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $16,400. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $82,000. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $7,514. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $32,800. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $49,200. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $11,480. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell1000 Value (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $98,399. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $65,599. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to

06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $180,398. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $14,867. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,095,156)
Net unrealized depreciation	$(5,095,156)
Federal income tax cost of investments	$24,434,610

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on Russell 1000® Value Index	$4,949,285	$(228,124)
Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 1000® Value Index	5,403,968	(216,044)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 1000® Value Index	3,705,006	722,934
Equity Index Swap Agreement with Societe Generale, based on Russell 1000® Value Index	7,804,269	843,145
	$21,862,528	$1,121,911

See accompanying notes to the financial statements.

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of May 31, 2009:

Consumer Discretionary	8.2%
Consumer Staples	8.5%
Energy	15.2%
Financials	22.1%
Health Care	12.0%
Industrials	7.5%
Information Technology	3.1%
Materials	3.5%
Telecommunication Services	5.7%
Utilities	5.9%
Other[1]	8.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell1000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 87.8%
3,778	3M Co. (Industrials)	0.7%	$215,724
8,279	Abbott Laboratories (Health Care)	1.3%	373,052
8,403	Altria Group, Inc. (Consumer Staples)	0.5%	143,607
1,689	Amazon.com, Inc.* (Consumer Discretionary)	0.5%	131,725
4,729	Apple, Inc.* (Information Technology)	2.2%	642,245
3,365	Baxter International, Inc. (Health Care)	0.6%	172,254
3,754	Boeing Co. (The) (Industrials)	0.6%	168,367
9,695	Bristol-Myers Squibb Co. (Health Care)	0.7%	193,124
3,300	Caterpillar, Inc. (Industrials)	0.4%	117,018
31,687	Cisco Systems, Inc.* (Information Technology)	2.0%	586,209
8,784	Coca-Cola Co. (The) (Consumer Staples)	1.5%	431,821
2,724	Colgate-Palmolive Co. (Consumer Staples)	0.6%	179,648
8,448	Corning, Inc. (Information Technology)	0.4%	124,186
4,140	CVS Caremark Corp. (Consumer Staples)	0.4%	123,372
9,739	Dell, Inc.* (Information Technology)	0.4%	112,778
4,188	Emerson Electric Co. (Industrials)	0.5%	134,393
4,938	Exxon Mobil Corp. (Energy)	1.2%	342,450
4,948	Gilead Sciences, Inc.* (Health Care)	0.7%	213,259
1,270	Google, Inc., Class A* (Information Technology)	1.8%	529,882
13,225	Hewlett-Packard Co. (Information Technology)	1.6%	454,279
3,978	Honeywell International, Inc. (Industrials)	0.5%	131,910
26,548	Intel Corp. (Information Technology)	1.4%	417,335
7,368	International Business Machines Corp. (Information Technology)	2.7%	783,071
3,976	Johnson & Johnson (Health Care)	0.8%	219,316
1,764	Lockheed Martin Corp. (Industrials)	0.5%	147,523

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,515	McDonald's Corp. (Consumer Discretionary)	1.1%	$325,330
2,718	Medco Health Solutions, Inc.* (Health Care)	0.4%	124,729
6,024	Medtronic, Inc. (Health Care)	0.7%	206,924
43,065	Microsoft Corp. (Information Technology)	3.1%	899,628
2,944	Monsanto Co. (Materials)	0.8%	241,850
2,567	Newmont Mining Corp. (Materials)	0.4%	125,449
4,403	Occidental Petroleum Corp. (Energy)	1.0%	295,485
20,891	Oracle Corp. (Information Technology)	1.4%	409,255
7,998	PepsiCo, Inc. (Consumer Staples)	1.4%	416,296
10,638	Philip Morris International, Inc. (Consumer Staples)	1.6%	453,604
1,680	Praxair, Inc. (Materials)	0.4%	122,976
5,999	Procter & Gamble Co. (The) (Consumer Staples)	1.1%	311,588
8,683	QUALCOMM, Inc. (Information Technology)	1.3%	378,492
8,698	Schering-Plough Corp. (Health Care)	0.7%	212,231
6,400	Schlumberger Ltd. (Energy)	1.3%	366,272
3,917	Target Corp. (Consumer Discretionary)	0.5%	153,938
7,096	Texas Instruments, Inc. (Information Technology)	0.5%	137,662
2,772	Union Pacific Corp. (Industrials)	0.5%	136,576
3,669	United Parcel Service, Inc., Class B (Industrials)	0.6%	187,633
2,976	United Technologies Corp. (Industrials)	0.5%	156,567
2,401	Visa, Inc., Class A (Information Technology)	0.6%	162,572
4,909	Walgreen Co. (Consumer Staples)	0.5%	146,239
9,713	Wal-Mart Stores, Inc. (Consumer Staples)	1.7%	483,125
7,392	Yahoo!, Inc.* (Information Technology)	0.4%	117,089
470,513	Other Common Stocks	40.8%	11,860,965
Total Common Stocks (Cost $22,439,704)			25,521,023

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) — 4.5%
$38,470	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $38,471 (b)	$38,470
17,626	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $17,626 (d)	17,626
192,348	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $192,351 (c)	192,348
76,939	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $76,941 (e)	76,939
115,409	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $115,413 (f)	115,409
26,929	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $26,929 (g)	26,929
230,817	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $230,820 (h)	230,817
153,878	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $153,884 (i)	153,878
423,164	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $423,171 (j)	423,164
34,873	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $34,873 (k)	34,873
Total Repurchase Agreements (Cost $1,310,453)		1,310,453
Total Investments (Cost $23,750,157) — 92.3%		26,831,476
Other assets in excess of liabilities — 7.7%		2,240,242
Net Assets — 100.0%		$29,071,718

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $7,165,700.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $39,239. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $196,195. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $17,979. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $78,478. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $117,718. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $27,468. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell1000 Growth (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $235,434. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $156,956. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $431,629. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $35,571. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,878,442)
Net unrealized depreciation	$(6,878,442)
Federal income tax cost of investments	$33,709,918

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	$7,668,890	$14,825
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	8,537,613	55,042
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	4,834,107	846,056
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	11,017,055	1,046,476
	$32,057,665	$1,962,399

See accompanying notes to the financial statements.

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2009:

Consumer Discretionary	9.0%
Consumer Staples	11.5%
Energy	7.8%
Financials	3.6%
Health Care	11.9%
Industrials	10.9%
Information Technology	27.3%
Materials	3.5%
Telecommunication Services	0.7%
Utilities	1.6%
Other[1]	12.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell MidCap Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 91.6%
5,005	American Electric Power Co., Inc. (Utilities)	1.0%	$131,832
2,336	Ameriprise Financial, Inc. (Financials)	0.5%	70,547
5,655	Annaly Capital Management, Inc. (REIT) (Financials)	0.6%	78,831
2,920	AON Corp. (Financials)	0.8%	105,120
1,259	Boston Properties, Inc. (REIT) (Financials)	0.4%	60,835
1,278	Bunge Ltd. (Consumer Staples)	0.6%	80,859
2,543	CIGNA Corp. (Health Care)	0.4%	56,378
3,348	Coca-Cola Enterprises, Inc. (Consumer Staples)	0.4%	55,778
1,589	Computer Sciences Corp.* (Information Technology)	0.5%	67,469
4,764	ConAgra Foods, Inc. (Consumer Staples)	0.6%	88,563
2,867	Consolidated Edison, Inc. (Utilities)	0.7%	101,664
2,355	Crown Castle International Corp.* (Telecommunication Services)	0.4%	57,132
2,957	Discovery Communications, Inc., Class C* (Consumer Discretionary)	0.5%	61,624
2,666	Dr. Pepper Snapple Group, Inc.* (Consumer Staples)	0.4%	57,932
3,426	Edison International (Utilities)	0.7%	100,176
5,805	El Paso Corp. (Energy)	0.4%	56,599
2,845	Equity Residential (REIT) (Financials)	0.5%	69,247
32,726	Ford Motor Co.* (Consumer Discretionary)	1.4%	188,174
2,926	Forest Laboratories, Inc.* (Health Care)	0.5%	69,317
1,616	Fortune Brands, Inc. (Consumer Discretionary)	0.4%	56,576
1,723	Genuine Parts Co. (Consumer Discretionary)	0.4%	57,686
2,527	HCP, Inc. (REIT) (Financials)	0.4%	58,702
6,333	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.5%	59,404
2,718	Ingersoll-Rand Co., Ltd., Class A (Industrials)	0.4%	54,985

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,497	International Paper Co. (Materials)	0.5%	$64,622
3,819	Invesco Ltd. (Financials)	0.4%	59,767
2,333	J.C. Penney Co., Inc. (Consumer Discretionary)	0.4%	60,868
871	Lorillard, Inc. (Consumer Staples)	0.4%	59,515
5,380	Marsh & McLennan Cos., Inc. (Financials)	0.7%	101,790
3,806	Mattel, Inc. (Consumer Discretionary)	0.4%	59,412
2,071	Moody's Corp. (Financials)	0.4%	56,725
1,695	Noble Energy, Inc. (Energy)	0.7%	100,819
3,638	People's United Financial, Inc. (Financials)	0.4%	57,480
3,757	PG&E Corp. (Utilities)	1.0%	137,919
1,536	PPG Industries, Inc. (Materials)	0.5%	68,306
3,267	Principal Financial Group, Inc. (Financials)	0.5%	72,527
2,928	Progress Energy, Inc. (Utilities)	0.8%	103,973
7,125	Progressive Corp. (The)* (Financials)	0.8%	114,926
1,331	Public Storage (REIT) (Financials)	0.6%	88,658
4,606	Safeway, Inc. (Consumer Staples)	0.7%	93,318
7,428	Sara Lee Corp. (Consumer Staples)	0.5%	66,778
2,633	Sempra Energy (Utilities)	0.9%	120,275
6,656	Spectra Energy Corp. (Energy)	0.8%	106,829
7,767	Sun Microsystems, Inc.* (Information Technology)	0.5%	69,903
3,642	Unum Group (Financials)	0.5%	62,315
1,642	Vornado Realty Trust (REIT) (Financials)	0.6%	76,616
2,222	Weyerhaeuser Co. (Materials)	0.5%	74,615
4,777	Xcel Energy, Inc. (Utilities)	0.6%	81,926
9,455	Xerox Corp. (Information Technology)	0.5%	64,294
572,618	Other Common Stocks	63.6%	8,757,876
	Total Common Stocks (Cost $11,461,101)		12,627,482

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) — 2.1%
$8,469	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $8,469 (b)	$8,469
3,880	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $3,880 (d)	3,880
42,343	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $42,344 (c)	42,343
16,937	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $16,938 (e)	16,937
25,406	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $25,407 (f)	25,406
5,928	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $5,928 (g)	5,928
50,812	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $50,813 (h)	50,812
33,875	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $33,876 (i)	33,875
93,156	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $93,157 (j)	93,156
7,677	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $7,677 (k)	7,677
Total Repurchase Agreements (Cost $288,483)		288,483
Total Investments (Cost $11,749,584) — 93.7%		12,915,965
Other assets in excess of liabilities — 6.3%		861,411
Net Assets — 100.0%		$13,777,376

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $3,204,415.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $8,638. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $43,190. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $3,958. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $17,276. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $25,914. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $6,047. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell MidCap Value (continued)

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $51,828. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $34,553. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $95,019. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $7,831. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,893,980)
Net unrealized depreciation	$(2,893,980)
Federal income tax cost of investments	$15,809,945

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	$3,768,375	$(193,120)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	3,822,580	(149,402)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	2,580,850	595,017
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	4,585,767	607,485
	$14,757,572	$859,980

See accompanying notes to the financial statements.

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries, as of May 31, 2009:

Consumer Discretionary	13.5%
Consumer Staples	8.0%
Energy	5.7%
Financials	25.8%
Health Care	4.8%
Industrials	6.6%
Information Technology	6.9%
Materials	6.2%
Telecommunication Services	1.7%
Utilities	12.4%
Other[1]	8.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell MidCap Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 88.7%
6,057	Activision Blizzard, Inc.* (Information Technology)	0.5%	$73,169
6,856	AES Corp. (The)* (Utilities)	0.4%	68,491
3,113	Allergan, Inc. (Health Care)	0.9%	137,377
4,047	American Tower Corp., Class A* (Telecommunication Services)	0.8%	128,978
2,961	Analog Devices, Inc. (Information Technology)	0.4%	72,278
1,301	Apollo Group, Inc., Class A* (Consumer Discretionary)	0.5%	76,889
4,355	Avon Products, Inc. (Consumer Staples)	0.8%	115,669
1,949	BMC Software, Inc.* (Information Technology)	0.4%	66,461
5,247	Broadcom Corp., Class A* (Information Technology)	0.9%	133,694
1,741	C.H. Robinson Worldwide, Inc. (Industrials)	0.6%	88,478
1,013	C.R. Bard, Inc. (Health Care)	0.5%	72,419
2,211	Cameron International Corp.* (Energy)	0.4%	69,050
3,276	Coach, Inc.* (Consumer Discretionary)	0.6%	86,060
2,948	Cognizant Technology Solutions Corp., Class A* (Information Technology)	0.5%	74,260
1,865	CONSOL Energy, Inc. (Energy)	0.5%	76,763
2,073	Cummins, Inc. (Industrials)	0.4%	67,227
1,781	Ecolab, Inc. (Materials)	0.4%	66,520
3,250	Electronic Arts, Inc.* (Information Technology)	0.5%	74,717
2,177	Expeditors International of Washington, Inc. (Industrials)	0.5%	71,427
2,148	Express Scripts, Inc.* (Health Care)	0.9%	137,579
1,586	Fiserv, Inc.* (Information Technology)	0.4%	67,183
1,811	Fluor Corp. (Industrials)	0.6%	85,081
1,785	H. J. Heinz Co. (Consumer Staples)	0.4%	65,295
720	IntercontinentalExchange, Inc.* (Financials)	0.5%	77,609

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,276	Intuit, Inc.* (Information Technology)	0.6%	$89,173
5,358	Juniper Networks, Inc.* (Information Technology)	0.9%	132,503
2,402	Kohl's Corp.* (Consumer Discretionary)	0.7%	102,013
970	L-3 Communications Holdings, Inc. (Industrials)	0.5%	71,305
1,136	Laboratory Corp. of America Holdings* (Health Care)	0.4%	69,251
5,273	Liberty Media Corp. - Entertainment, Class A* (Consumer Discretionary)	0.8%	127,396
3,016	Marriott International, Inc., Class A (Consumer Discretionary)	0.5%	70,454
1,939	Murphy Oil Corp. (Energy)	0.7%	114,420
3,506	NetApp, Inc.* (Information Technology)	0.4%	68,367
2,221	Northern Trust Corp. Financials)	0.8%	128,041
1,712	Parker Hannifin Corp. (Industrials)	0.5%	72,349
3,303	Paychex, Inc. (Information Technology)	0.6%	90,403
2,650	PetroHawk Energy Corp.* (Energy)	0.4%	66,780
3,807	PPL Corp. (Utilities)	0.8%	123,613
1,422	Precision Castparts Corp. (Industrials)	0.7%	117,415
1,326	Quest Diagnostics, Inc. (Health Care)	0.4%	69,244
1,575	Range Resources Corp. (Energy)	0.5%	72,151
1,641	Rockwell Collins, Inc. (Industrials)	0.5%	69,611
2,202	Smith International, Inc. (Energy)	0.4%	64,276
3,490	Southwestern Energy Co.* (Energy)	1.0%	151,710
3,466	St. Jude Medical, Inc.* (Health Care)	0.9%	135,243
7,430	Starbucks Corp.* (Consumer Discretionary)	0.7%	106,918

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,650	T. Rowe Price Group, Inc. (Financials)	0.7%	$107,510
4,334	TJX Cos., Inc. (Consumer Discretionary)	0.8%	127,896
4,835	Yum! Brands, Inc. (Consumer Discretionary)	1.1%	167,436
458,034	Other Common Stocks	59.1%	9,141,629
	Total Common Stocks (Cost $12,152,221)		13,709,781

Principal Amount
	Repurchase Agreements (a) — 4.2%
$19,205	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $19,206 (b)	19,205
8,799	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $8,799 (d)	8,799
96,026	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $96,027 (c)	96,026
38,411	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $38,412 (e)	38,411
57,616	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $57,618 (f)	57,616
13,444	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $13,444 (g)	13,444
115,232	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $115,234 (h)	115,232
76,821	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $76,824 (i)	76,821

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$211,258	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $211,261 (j)	$211,258
17,410	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $17,410 (k)	17,410

Total Repurchase Agreements (Cost $654,222)	654,222
Total Investments (Cost $12,806,443) — 92.9%	14,364,003
Other assets in excess of liabilities — 7.1%	1,095,695
Net Assets — 100.0%	$15,459,698

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $3,115,868.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $19,589. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $97,947. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $8,975. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell MidCap Growth (continued)

total value of $39,179. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $58,769. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $13,713. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $117,537. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10

to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $78,358. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $215,483. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $17,758. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,725,431)
Net unrealized depreciation	$(3,725,431)
Federal income tax cost of investments	$18,089,434

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	$3,674,031	$(39,602)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	5,669,509	(17,361)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	2,529,674	535,053
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	5,129,289	638,953
	$17,002,503	$1,117,043

See accompanying notes to the financial statements.

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2009:

Consumer Discretionary	16.7%
Consumer Staples	4.0%
Energy	8.6%
Financials	5.1%
Health Care	11.5%
Industrials	15.0%
Information Technology	18.4%
Materials	3.8%
Telecommunication Services	2.5%
Utilities	3.1%
Other[1]	11.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell2000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 86.0%
17,026	3Com Corp.* (Information Technology)	0.4%	$73,552
1,916	Aaron's, Inc. (Consumer Discretionary)	0.3%	62,404
2,204	American Campus Communities, Inc. (REIT) (Financials)	0.3%	50,670
2,261	AMERIGROUP Corp.* (Health Care)	0.4%	65,252
1,154	Anixter International, Inc.* (Information Technology)	0.3%	47,337
5,176	Arris Group, Inc.* (Information Technology)	0.3%	62,733
3,606	Aspen Insurance Holdings Ltd. (Financials)	0.4%	83,263
2,121	Brady Corp., Class A (Industrials)	0.3%	52,558
2,390	Carter's, Inc.* (Consumer Discretionary)	0.3%	56,523
2,141	Casey's General Stores, Inc. (Consumer Staples)	0.3%	54,017
5,119	Chico's FAS, Inc.* (Consumer Discretionary)	0.3%	49,961
16,113	Chimera Investment Corp. (REIT) (Financials)	0.3%	56,234
2,542	Cleco Corp. (Utilities)	0.3%	52,009
1,977	Corporate Office Properties Trust (REIT) (Financials)	0.3%	58,677
6,323	First Niagara Financial Group, Inc. (Financials)	0.4%	80,239
3,438	FirstMerit Corp. (Financials)	0.3%	59,856
1,398	Granite Construction, Inc. (Industrials)	0.3%	51,097
2,538	Highwoods Properties, Inc. (REIT) (Financials)	0.3%	57,410
2,362	IPC Holdings Ltd. (Financials)	0.3%	58,696
3,480	Knight Capital Group, Inc., Class A* (Financials)	0.3%	59,891
3,217	Macrovision Solutions Corp.* (Information Technology)	0.4%	72,608
9,405	MFA Financial, Inc. (REIT) (Financials)	0.3%	58,875
3,646	Montpelier Re Holdings Ltd. (Financials)	0.2%	48,783

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,307	National Retail Properties, Inc. (REIT) (Financials)	0.3%	$56,583
1,771	New Jersey Resources Corp. (Utilities)	0.3%	58,921
4,586	NewAlliance Bancshares, Inc. (Financials)	0.3%	59,343
1,906	Nicor, Inc. (Utilities)	0.3%	59,944
1,115	Northwest Natural Gas Co. (Utilities)	0.3%	47,321
3,047	Omega Healthcare Investors, Inc. (REIT) (Financials)	0.3%	48,661
3,652	Perot Systems Corp., Class A* (Information Technology)	0.3%	49,886
3,100	Piedmont Natural Gas Co., Inc. (Utilities)	0.4%	70,246
2,245	Platinum Underwriters Holdings Ltd. (Financials)	0.3%	64,723
3,172	Portland General Electric Co. (Utilities)	0.3%	57,064
1,354	ProAssurance Corp.* (Financials)	0.3%	61,214
1,655	Prosperity Bancshares, Inc. (Financials)	0.3%	46,439
2,129	Ralcorp Holdings, Inc.* (Consumer Staples)	0.7%	121,928
4,278	Realty Income Corp. (REIT) (Financials)	0.5%	91,850
1,512	Regal-Beloit Corp. (Industrials)	0.3%	59,739
2,818	Rent-A-Center, Inc.* (Consumer Discretionary)	0.3%	55,036
1,482	Royal Gold, Inc. (Materials)	0.4%	69,017
5,084	Senior Housing Properties Trust (REIT) (Financials)	0.5%	85,157
2,029	Sensient Technologies Corp. (Materials)	0.3%	46,505
1,078	Stifel Financial Corp.* (Financials)	0.3%	46,936
7,389	TIBCO Software, Inc.* (Information Technology)	0.3%	48,989
1,312	UMB Financial Corp. (Financials)	0.3%	52,651
2,721	Validus Holdings Ltd. (Financials)	0.3%	62,066

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,427	Westar Energy, Inc. (Utilities)	0.4%	$79,022
2,089	WGL Holdings, Inc. (Utilities)	0.3%	62,083
1,213	World Fuel Services Corp. (Energy)	0.3%	51,480
1,417,933	Other Common Stocks	69.8%	12,875,269
	Total Common Stocks (Cost $14,241,834)		15,860,718
No. of Rights
	Rights — 0.0%
1,192	Allis-Chalmers Energy, Inc., expiring 06/19/09 at $2.50 *^	0.0%	262
	Total Rights (Cost $–)		262
Principal Amount
	Repurchase Agreements (a) — 11.0%
$59,838	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $59,838 (b)		59,838
27,415	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $27,415 (d)		27,415
299,181	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $299,185 (c)		299,181
119,672	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $119,676 (e)		119,672
179,509	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $179,515 (f)		179,509
41,885	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $41,885 (g)		41,885

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$359,017	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $359,022 (h)	$359,017
239,345	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $239,354 (i)	239,345
658,198	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $658,207 (j)	658,198
54,241	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $54,242 (k)	54,241
	Total Repurchase Agreements (Cost $2,038,301)	2,038,301
	Total Investments (Cost $16,280,135) — 97.0%	17,899,281
	Other assets in excess of liabilities — 3.0%	548,566
	Net Assets — 100.0%	$18,447,847

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2009, the value of these securities amounted to $262 or 0.00% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $5,310,241.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $61,033. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $305,165. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell2000 Value (continued)

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $27,963. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $122,066. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $183,100. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $42,723. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $366,198. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $244,132. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $671,363. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $55,326. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(7,091,489)
Net unrealized depreciation	$(7,091,489)
Federal income tax cost of investments	$24,990,770

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	$4,836,733	$(298,457)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	7,682,565	(309,638)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	2,546,685	560,682
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	5,583,987	608,029
	$20,649,970	$560,616

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of May 31, 2009:

Consumer Discretionary	10.4%
Consumer Staples	4.1%
Energy	2.7%
Financials	29.6%
Health Care	4.4%
Industrials	12.0%
Information Technology	11.6%
Materials	4.5%
Telecommunication Services	0.9%
Utilities	5.8%
Other[1]	14.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell2000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 89.1%
3,645	Aeropostale, Inc.* (Consumer Discretionary)	0.6%	$126,190
4,452	Alexion Pharmaceuticals, Inc.* (Health Care)	0.7%	162,498
7,950	Allscripts-Misys Healthcare Solutions, Inc. (Health Care)	0.5%	102,635
2,066	Arena Resources, Inc.* (Energy)	0.3%	74,004
2,981	Bally Technologies, Inc.* (Consumer Discretionary)	0.4%	83,468
1,032	Bio-Rad Laboratories, Inc., Class A* (Health Care)	0.3%	76,822
2,482	Comstock Resources, Inc.* (Energy)	0.4%	98,858
3,013	Concho Resources, Inc.* (Energy)	0.4%	96,567
2,348	Concur Technologies, Inc.* (Information Technology)	0.3%	69,266
4,640	Corinthian Colleges, Inc.* (Consumer Discretionary)	0.3%	71,363
6,288	Dendreon Corp.* (Health Care)	0.6%	142,549
2,023	Digital River, Inc.* (Information Technology)	0.3%	77,137
1,685	Dril-Quip, Inc.* (Energy)	0.3%	69,624
7,656	EXCO Resources, Inc.* (Energy)	0.5%	117,826
938	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.3%	78,295
991	Greenhill & Co., Inc. (Financials)	0.3%	72,839
1,401	Haemonetics Corp.* (Health Care)	0.3%	74,575
4,823	Informatica Corp.* (Information Technology)	0.3%	78,760
4,917	Isis Pharmaceuticals, Inc.* (Health Care)	0.3%	67,855
2,693	ITC Holdings Corp. (Utilities)	0.5%	115,503
3,770	Jack Henry & Associates, Inc. (Information Technology)	0.3%	69,255
2,666	Marvel Entertainment, Inc.* (Consumer Discretionary)	0.4%	88,458
4,438	Micros Systems, Inc.* (Information Technology)	0.5%	115,921

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
5,204	Myriad Genetics, Inc.* (Health Care)	0.8%	$188,177
2,085	NetFlix, Inc.* (Consumer Discretionary)	0.4%	82,191
1,836	Nordson Corp. (Industrials)	0.3%	70,502
1,938	NuVasive, Inc.* (Health Care)	0.3%	70,001
3,028	Onyx Pharmaceuticals, Inc.* (Health Care)	0.3%	71,642
3,117	OSI Pharmaceuticals, Inc.* (Health Care)	0.5%	105,355
2,039	Owens & Minor, Inc. (Health Care)	0.3%	71,487
6,414	Palm, Inc.* (Information Technology)	0.3%	78,251
5,954	Parametric Technology Corp.* (Information Technology)	0.3%	68,947
4,427	Polycom, Inc.* (Information Technology)	0.3%	76,631
3,013	Solera Holdings, Inc.* (Information Technology)	0.3%	68,998
3,190	STERIS Corp. (Health Care)	0.3%	75,380
3,637	Sybase, Inc.* (Information Technology)	0.5%	118,312
1,852	Synaptics, Inc.* (Information Technology)	0.3%	65,042
3,207	Tetra Tech, Inc.* (Industrials)	0.4%	82,324
2,968	Thoratec Corp.* (Health Care)	0.3%	74,437
1,811	TransDigm Group, Inc.* (Industrials)	0.3%	71,027
3,377	Tupperware Brands Corp. (Consumer Discretionary)	0.4%	82,129
7,038	tw telecom, inc.* (Telecommunication Services)	0.4%	83,471
1,441	United Therapeutics Corp.* (Health Care)	0.5%	115,496
2,405	VistaPrint Ltd.* (Information Technology)	0.4%	92,087
2,292	Wabtec Corp. (Industrials)	0.4%	81,779
2,480	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.3%	78,368
4,341	Waste Connections, Inc.* (Industrials)	0.5%	110,261

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
18,646	Wendy's/Arby's Group, Inc. , Class A (Consumer Discretionary)	0.3%	$78,313
2,391	WMS Industries, Inc.* (Consumer Discretionary)	0.4%	84,809
1,581,445	Other Common Stocks	70.2%	16,280,297
	Total Common Stocks (Cost $18,038,495)		20,655,982
No. of Rights
	Rights — 0.0%
647	BioMimetic Therapeutics, Inc., expiring 06/22/09 at $8.50 *^	0.0%	—
	Total Rights (Cost $–)		—
No. of Warrants
	Warrants — 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at 27.50 *	0.0%	—
	Total Warrants (Cost $–)		—
Principal Amount
	Repurchase Agreements (a) — 4.1%
$27,564	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $27,565 (b)		27,564
12,629	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $12,629 (d)		12,629
137,821	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $137,823 (c)		137,821
55,128	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $55,130 (e)		55,128

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$82,692	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $82,695 (f)	$82,692
19,295	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $19,295 (g)	19,295
165,385	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $165,387 (h)	165,385
110,257	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $110,261 (i)	110,257
303,206	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $303,210 (j)	303,206
24,987	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $24,987 (k)	24,987
	Total Repurchase Agreements (Cost $938,964)	938,964
	Total Investments (Cost $18,977,459) — 93.2%	21,594,946
	Other assets in excess of liabilities — 6.8%	1,587,683
	Net Assets — 100.0%	$23,182,629

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2009, the value of these securities amounted to $– or 0.00% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $6,794,907.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $28,115. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Russell2000 Growth (continued)

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $140,577. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $12,882. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $56,231. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $84,346. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $19,681. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $168,693. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $112,462. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $309,271. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $25,487. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,480,679)
Net unrealized depreciation	$(5,480,679)
Federal income tax cost of investments	$27,075,625

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on Russell 2000 Growth® Index	$6,383,426	$(41,564)
Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 2000 Growth® Index	8,351,627	(24,816)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 2000 Growth® Index	3,835,815	842,655
Equity Index Swap Agreement with Societe Generale, based on Russell 2000 Growth® Index	6,815,967	822,910
	$25,386,835	$1,599,185

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of May 31, 2009:

Consumer Discretionary	12.7%
Consumer Staples	2.8%
Energy	6.5%
Financials	4.5%
Health Care	21.1%
Industrials	15.3%
Information Technology	21.4%
Materials	2.6%
Telecommunication Services	1.4%
Utilities	0.8%
Other[1]	10.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Basic Materials

Shares		Value
	Common Stocks (a) — 86.0%
	Chemicals — 45.0%
32,337	A. Schulman, Inc.	$482,791
272,889	Air Products & Chemicals, Inc.	17,677,749
96,485	Airgas, Inc.	4,077,456
126,360	Albemarle Corp.	3,565,879
92,085	Ashland, Inc.	2,467,878
69,683	Cabot Corp.	1,112,838
74,734	Calgon Carbon Corp.*	861,683
198,235	Celanese Corp., Class A	4,065,800
77,899	CF Industries Holdings, Inc.	6,048,078
65,712	Cytec Industries, Inc.	1,411,494
1,466,794	Dow Chemical Co. (The)	25,932,918
1,242,825	E.I. du Pont de Nemours & Co.	35,383,228
94,401	Eastman Chemical Co.	3,911,977
243,512	Ecolab, Inc.	9,095,173
102,339	FMC Corp.	5,562,125
66,942	H.B. Fuller Co.	1,139,353
226,540	Huntsman Corp.	1,431,733
108,595	International Flavors & Fragrances, Inc.	3,464,181
47,707	Intrepid Potash, Inc.*	1,555,248
92,985	Lubrizol Corp.	4,153,640
25,901	Minerals Technologies, Inc.	1,013,247
205,744	Mosaic Co. (The)	11,254,197
95,302	Olin Corp.	1,273,235
42,046	OM Group, Inc.*	1,114,219
228,678	PPG Industries, Inc.	10,169,311
426,351	Praxair, Inc.	31,208,893
62,844	Rockwood Holdings, Inc.*	937,632
177,945	RPM International, Inc.	2,726,117
65,551	Sensient Technologies Corp.	1,502,429
149,213	Sigma-Aldrich Corp.	7,230,862
141,203	Terra Industries, Inc.	3,924,031
128,496	Valspar Corp.	2,936,134
83,331	WR Grace & Co.*	1,081,636
29,157	Zep, Inc.	354,841
		210,128,006
	Commercial Services & Supplies — 0.8%
130,196	Avery Dennison Corp.	3,588,202

Shares		Value
	Common Stocks (a) (continued)
	Industrial Conglomerates — 0.1%
33,579	Tredegar Corp.	$470,778
	Metals & Mining — 29.8%
154,131	AK Steel Holding Corp.	2,204,073
1,344,784	Alcoa, Inc.	12,398,909
126,775	Allegheny Technologies, Inc.	4,489,103
60,960	Carpenter Technology Corp.	1,370,381
177,659	Cliffs Natural Resources, Inc.	4,841,208
76,137	Coeur d' Alene Mines Corp.*	1,124,542
155,276	Commercial Metals Co.	2,635,034
44,775	Compass Minerals International, Inc.	2,401,283
559,080	Freeport-McMoRan Copper & Gold, Inc.	30,430,724
300,003	Hecla Mining Co.*	1,113,011
21,204	Kaiser Aluminum Corp.	658,808
660,184	Newmont Mining Corp.	32,263,192
393,927	Nucor Corp.	17,297,335
88,591	Reliance Steel & Aluminum Co.	3,365,572
52,153	Royal Gold, Inc.	2,428,765
31,813	RTI International Metals, Inc.*	455,244
300,050	Southern Copper Corp.	6,280,047
251,175	Steel Dynamics, Inc.	3,752,555
62,355	Stillwater Mining Co.*	460,803
136,071	Titanium Metals Corp.	1,260,017
193,324	United States Steel Corp.	6,588,482
88,925	Worthington Industries, Inc.	1,244,061
		139,063,149
	Oil, Gas & Consumable Fuels — 8.2%
97,177	Alpha Natural Resources, Inc.*	2,677,226
197,925	Arch Coal, Inc.	3,667,550
253,760	CONSOL Energy, Inc.	10,444,762
61,585	Foundation Coal Holdings, Inc.	1,807,520
147,813	International Coal Group, Inc.*	473,002
116,924	Massey Energy Co.	2,676,390
73,449	Patriot Coal Corp.*	665,448
368,593	Peabody Energy Corp.	12,524,790
152,706	USEC, Inc.*	816,977
75,091	Walter Energy, Inc.	2,450,970
		38,204,635

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Paper & Forest Products — 2.1%
678,644	Domtar Corp.*	$773,654
593,914	International Paper Co.	8,534,544
68,125	Wausau Paper Corp.	493,225
		9,801,423
Total Common Stocks (Cost $294,721,541)		401,256,193
Principal Amount
	Repurchase Agreements (a) — 0.5%
$62,312	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $62,314 (b)	62,312
28,550	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $28,550 (d)	28,550
311,561	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $311,565 (c)	311,561
124,625	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $124,629 (e)	124,625
186,937	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $186,943 (f)	186,937
43,619	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $43,620 (g)	43,619
373,874	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $373,880 (h)	373,874
249,249	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $249,258 (i)	249,249
685,435	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $685,445 (j)	685,435

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$56,486	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09,total to be received $56,487 (k)	$56,486
Total Repurchase Agreements (Cost $2,122,648)		2,122,648
Total Investments (Cost $296,844,189) — 86.5%		403,378,841
Other assets less liabilities — 13.5%		63,149,603
Net Assets — 100.0%		$466,528,444

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $133,164,998.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $63,558. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $317,792. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $29,121. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $127,118. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Basic Materials (continued)

Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $190,677. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $44,492. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $381,352. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $254,235. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $699,145. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $57,616. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,777,566
Aggregate gross unrealized depreciation	(684,420)
Net unrealized appreciation	$15,093,146
Federal income tax cost of investments	$388,285,695

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	$75,082,081	$(914,542)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	158,775,220	—
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	99,330,115	29,600,713
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	193,859,510	39,107,830
	$527,046,926	$67,794,001

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Consumer Goods

Shares		Value
	Common Stocks (a) — 90.9%
	Auto Components — 2.1%
1,728	BorgWarner, Inc.	$55,728
875	Cooper Tire & Rubber Co.	9,275
2,077	Gentex Corp.	24,488
3,571	Goodyear Tire & Rubber Co. (The)*	40,888
8,757	Johnson Controls, Inc.	174,527
804	TRW Automotive Holdings Corp.*	7,172
1,038	WABCO Holdings, Inc.	17,625
		329,703
	Automobiles — 2.1%
45,876	Ford Motor Co.*	263,787
7,886	General Motors Corp.*	5,915
3,460	Harley-Davidson, Inc.	58,716
567	Thor Industries, Inc.	11,402
430	Winnebago Industries	3,298
		343,118
	Beverages — 20.5%
221	Brown-Forman Corp., Class A	10,385
1,090	Brown-Forman Corp., Class B	47,796
576	Central European Distribution Corp.*	14,498
31,654	Coca-Cola Co. (The)	1,556,111
4,734	Coca-Cola Enterprises, Inc.	78,868
2,883	Constellation Brands, Inc., Class A*	33,327
3,768	Dr. Pepper Snapple Group, Inc.*	81,879
1,089	Hansen Natural Corp.*	39,944
2,334	Molson Coors Brewing Co., Class B	102,673
1,950	Pepsi Bottling Group, Inc.	64,077
949	PepsiAmericas, Inc.	24,959
23,281	PepsiCo, Inc.	1,211,776
		3,266,293
	Biotechnology — 0.1%
490	Martek Biosciences Corp.*	10,383
	Chemicals — 4.3%
8,048	Monsanto Co.	661,143
659	Scotts Miracle-Gro Co. (The), Class A	22,604
		683,747

Shares		Value
	Common Stocks (a) (continued)
	Commercial Services & Supplies — 0.2%
796	Herman Miller, Inc.	$11,327
501	HNI Corp.	8,692
837	Interface, Inc., Class A	5,307
950	Steelcase, Inc., Class A	4,589
		29,915
	Distributors — 0.7%
2,370	Genuine Parts Co.	79,347
2,078	LKQ Corp.*	31,773
		111,120
	Food Products — 14.5%
8,733	Archer-Daniels-Midland Co.	240,332
1,794	Bunge Ltd.	113,506
3,326	Campbell Soup Co.	92,197
659	Chiquita Brands International, Inc.*	6,887
6,647	ConAgra Foods, Inc.	123,568
1,103	Corn Products International, Inc.	29,130
1,201	Darling International, Inc.*	9,092
2,624	Dean Foods Co.*	49,331
2,961	Del Monte Foods Co.	24,221
1,275	Flowers Foods, Inc.	26,992
680	Fresh Del Monte Produce, Inc.*	12,063
4,608	General Mills, Inc.	235,838
4,661	H. J. Heinz Co.	170,499
571	Hain Celestial Group, Inc. (The)*	9,804
2,311	Hershey Co. (The)	81,393
1,090	Hormel Foods Corp.	37,867
1,753	J.M. Smucker Co. (The)	70,576
3,542	Kellogg Co.	153,192
19,984	Kraft Foods, Inc., Class A	521,782
301	Lancaster Colony Corp.	13,867
1,615	McCormick & Co., Inc. (Non-Voting)	49,290
838	Ralcorp Holdings, Inc.*	47,992
9,785	Sara Lee Corp.	87,967
1,998	Smithfield Foods, Inc.*	24,835
348	Tootsie Roll Industries, Inc.	7,830
462	TreeHouse Foods, Inc.*	12,349
4,573	Tyson Foods, Inc., Class A	60,912
		2,313,312

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Consumer Goods (continued)

Shares		Value
	Common Stocks (a) (continued)
	Household Durables — 3.7%
889	Black & Decker Corp.	$28,510
95	Blyth, Inc.	3,155
1,836	Centex Corp.	15,477
4,125	D.R. Horton, Inc.	37,991
405	Ethan Allen Interiors, Inc.	4,965
1,784	Garmin Ltd.	37,250
866	Harman International Industries, Inc.	16,142
1,036	Jarden Corp.*	18,420
1,156	KB Home	17,340
2,323	Leggett & Platt, Inc.	34,102
1,917	Lennar Corp., Class A	18,231
536	MDC Holdings, Inc.	16,461
822	Mohawk Industries, Inc.*	31,458
4,150	Newell Rubbermaid, Inc.	47,767
75	NVR, Inc.*	37,118
3,130	Pulte Homes, Inc.	27,544
632	Ryland Group, Inc.	10,795
856	Snap-On, Inc.	26,664
1,164	Stanley Works (The)	41,555
1,049	Tempur-Pedic International, Inc.	11,570
1,954	Toll Brothers, Inc.*	36,305
916	Tupperware Brands Corp.	22,277
1,091	Whirlpool Corp.	45,975
		587,072
	Household Products — 20.7%
1,041	Church & Dwight Co., Inc.	52,331
2,060	Clorox Co.	108,026
7,560	Colgate-Palmolive Co.	498,582
1,006	Energizer Holdings, Inc.*	52,574
6,176	Kimberly-Clark Corp.	320,473
43,578	Procter & Gamble Co. (The)	2,263,441
233	WD-40 Co.	6,053
		3,301,480
	Internet & Catalog Retail — 0.0%
416	NutriSystem, Inc.	5,699
	Leisure Equipment & Products — 1.2%
1,300	Brunswick Corp.	6,006
960	Callaway Golf Co.	6,835

Shares		Value
	Common Stocks (a) (continued)
3,991	Eastman Kodak Co.	$10,417
1,868	Hasbro, Inc.	47,466
409	Jakks Pacific, Inc.*	5,215
5,371	Mattel, Inc.	83,841
485	Polaris Industries, Inc.	15,408
706	Pool Corp.	12,306
		187,494
	Machinery — 0.1%
736	Briggs & Stratton Corp.	11,187
	Media — 0.2%
774	Marvel Entertainment, Inc.*	25,681
	Personal Products — 2.1%
1,301	Alberto-Culver Co.	30,235
6,347	Avon Products, Inc.	168,576
258	Chattem, Inc.*	15,411
1,635	Estee Lauder Cos., Inc. (The), Class A	54,086
948	Herbalife Ltd.	27,691
832	NBTY, Inc.*	20,542
780	Nu Skin Enterprises, Inc., Class A	11,318
		327,859
	Software — 1.5%
8,794	Activision Blizzard, Inc.*	106,231
4,784	Electronic Arts, Inc.*	109,984
1,145	Take-Two Interactive Software, Inc.*	9,916
995	THQ, Inc.*	6,398
		232,529
	Textiles, Apparel & Luxury Goods — 3.8%
840	Carter's, Inc.*	19,866
4,774	Coach, Inc.*	125,413
1,228	CROCS, Inc.*	3,574
195	Deckers Outdoor Corp.*	11,302
702	Fossil, Inc.*	15,711
1,396	Hanesbrands, Inc.*	23,592
1,272	Jones Apparel Group, Inc.	11,575
1,410	Liz Claiborne, Inc.	6,345
4,018	NIKE, Inc., Class B	229,227
762	Phillips-Van Heusen Corp.	22,456
1,781	Quiksilver, Inc.*	5,432

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
682	Timberland Co. (The), Class A*	$9,807
494	Under Armour, Inc., Class A*	12,123
1,294	VF Corp.	73,525
695	Warnaco Group, Inc. (The)*	21,962
731	Wolverine World Wide, Inc.	14,481
		606,391
	Tobacco — 13.1%
30,624	Altria Group, Inc.	523,364
2,498	Lorillard, Inc.	170,688
30,079	Philip Morris International, Inc.	1,282,569
2,516	Reynolds American, Inc.	100,565
377	Universal Corp.	13,960
		2,091,146
Total Common Stocks (Cost $13,842,294)		14,464,129
Principal Amount
	Repurchase Agreements (a) — 3.4%
$15,828	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $15,828 (b)	15,828
7,252	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $7,252 (d)	7,252
79,140	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $79,141 (c)	79,140
31,656	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $31,657 (e)	31,656
47,484	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $47,486 (f)	47,484
11,079	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $11,079 (g)	11,079

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$94,968	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $94,969 (h)	$94,968
63,312	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $63,314 (i)	63,312
174,108	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $174,110 (j)	174,108
14,348	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $14,348 (k)	14,348
Total Repurchase Agreements (Cost $539,175)		539,175
Total Investments (Cost $14,381,469) — 94.3%		15,003,304
Other assets less liabilities — 5.7%		914,596
Net Assets — 100.0%		$15,917,900

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $2,468,752.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $16,145. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $80,723. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Consumer Goods (continued)

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $7,397. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $32,289. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $48,434. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $11,302. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $96,867. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $64,578. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $177,590. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $14,635. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,936,822)
Net unrealized depreciation	$(1,936,822)
Federal income tax cost of investments	$16,940,126

See accompanying notes to the financial statements.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	$4,511,450	$—
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	4,831,289	(5,870)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	2,347,041	356,702
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	5,500,355	517,366
	$17,190,135	$868,198

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Consumer Services

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 88.3%
2,868	Amazon.com, Inc.* (Internet & Catalog Retail)	2.0%	$223,675
1,417	AmerisourceBergen Corp. (Health Care Providers & Services)	0.5%	52,571
1,290	Apollo Group, Inc., Class A* (Diversified Consumer Services)	0.7%	76,239
323	AutoZone, Inc.* (Specialty Retail)	0.4%	49,144
2,433	Bed Bath & Beyond, Inc.* (Specialty Retail)	0.6%	68,392
3,118	Best Buy Co., Inc. (Specialty Retail)	1.0%	109,442
3,311	Cardinal Health, Inc. (Health Care Providers & Services)	1.0%	118,368
3,921	Carnival Corp. (Hotels, Restaurants & Leisure)	0.9%	99,750
19,126	Comcast Corp., Class A (Media)	2.3%	263,365
7,526	Comcast Corp., Special, Class A (Media)	0.9%	97,838
4,008	Costco Wholesale Corp. (Food & Staples Retailing)	1.7%	194,468
13,301	CVS Caremark Corp. (Food & Staples Retailing)	3.4%	396,370
1,166	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	0.4%	42,174
5,082	DIRECTV Group, Inc. (The)* (Media)	1.0%	114,345
10,198	eBay, Inc.* (Internet Software & Services)	1.6%	179,689
4,816	Gap, Inc. (The) (Specialty Retail)	0.8%	85,966
3,143	H&R Block, Inc. (Diversified Consumer Services)	0.4%	45,888
15,779	Home Depot, Inc. (Specialty Retail)	3.1%	365,442
2,759	International Game Technology (Hotels, Restaurants & Leisure)	0.4%	47,896
1,808	J.C. Penney Co., Inc. (Multiline Retail)	0.4%	47,171

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,667	Kohl's Corp.* (Multiline Retail)	1.0%	$113,268
5,663	Kroger Co. (The) (Food & Staples Retailing)	1.1%	129,116
4,575	Liberty Media Corp. - Entertainment, Class A* (Media)	1.0%	110,532
13,586	Lowe's Cos., Inc. (Specialty Retail)	2.2%	258,270
3,902	Macy's, Inc. (Multiline Retail)	0.4%	45,575
2,832	Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	0.6%	66,156
10,353	McDonald's Corp. (Hotels, Restaurants & Leisure)	5.3%	610,723
2,981	McGraw-Hill Cos., Inc. (The) (Media)	0.8%	89,698
2,544	McKesson Corp. (Health Care Providers & Services)	0.9%	104,686
16,861	News Corp., Class A (Media)	1.4%	164,901
4,041	News Corp., Class B (Media)	0.4%	45,380
2,888	Omnicom Group, Inc. (Media)	0.8%	88,084
1,246	O'Reilly Automotive, Inc.* (Specialty Retail)	0.4%	44,918
379	priceline.com, Inc.* (Internet & Catalog Retail)	0.4%	41,732
1,203	Ross Stores, Inc. (Specialty Retail)	0.4%	47,109
3,983	Safeway, Inc. (Food & Staples Retailing)	0.7%	80,696
6,819	Southwest Airlines Co. (Airlines)	0.4%	45,960
6,571	Staples, Inc. (Specialty Retail)	1.2%	134,377
6,788	Starbucks Corp.* (Hotels, Restaurants & Leisure)	0.8%	97,679
5,476	Sysco Corp. (Food & Staples Retailing)	1.1%	131,205
6,352	Target Corp. (Multiline Retail)	2.2%	249,634
3,024	Time Warner Cable, Inc. (Media)	0.8%	93,109
11,081	Time Warner, Inc. (Media)	2.3%	259,517

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,899	TJX Cos., Inc. (Specialty Retail)	1.0%	$115,060
5,099	Viacom, Inc., Class B* (Media)	1.0%	113,045
9,213	Walgreen Co. (Food & Staples Retailing)	2.4%	274,455
22,667	Wal-Mart Stores, Inc. (Food & Staples Retailing)	9.9%	1,127,457
16,117	Walt Disney Co. (The) (Media)	3.4%	390,354
4,295	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1.3%	148,736
143,962	Other Common Stocks	19.2%	2,198,882
	Total Common Stocks (Cost $9,133,739)		10,098,507
Principal Amount
	Repurchase Agreements (a) — 10.0%
$33,496	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $33,497 (b)		33,496
15,347	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $15,347 (d)		15,347
167,479	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $167,481 (c)		167,479
66,992	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $66,994 (e)		66,992
100,487	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $100,490 (f)		100,487
23,447	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $23,447 (g)		23,447
200,975	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $200,978 (h)		200,975

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$133,983	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $133,988 (i)	$133,983
368,454	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $368,459 (j)	368,454
30,364	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $30,364 (k)	30,364
	Total Repurchase Agreements (Cost $1,141,024)	1,141,024
	Total Investments (Cost $10,274,763) — 98.3%	11,239,531
	Other assets in excess of liabilities — 1.7%	200,046
	Net Assets — 100.0%	$11,439,577

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $2,328,457.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $34,166. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $170,829. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $15,654. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Consumer Services (continued)

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $68,332. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $102,497. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $23,916. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $204,995. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $136,663. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $375,824. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $30,971. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,039,298)
Net unrealized depreciation	$(2,039,298)
Federal income tax cost of investments	$13,278,829

See accompanying notes to the financial statements.

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	$1,495,661	$(118,605)
Equity Index Swap with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	6,778,397	(111,992)
Equity Index Swap with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	1,204,549	206,880
Equity Index Swap with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	3,306,109	313,576
	$12,784,716	$289,859

Ultra Consumer Services invested, as a percentage of net assets, in the following industries as of May 31, 2009:

Airlines	1.1%
Commercial Services & Supplies	0.2%
Computers & Peripherals	0.0%
Diversified Consumer Services	2.5%
Electronic Equipment, Instruments & Components	0.2%
Food & Staples Retailing	21.4%
Health Care Providers & Services	2.9%
Hotels, Restaurants & Leisure	13.3%
Household Durables	0.0%
Internet & Catalog Retail	3.1%
Internet Software & Services	1.7%
Media	19.5%
Multiline Retail	5.5%
Professional Services	0.5%
Road & Rail	0.1%
Software	0.2%
Specialty Retail	15.9%
Textiles, Apparel & Luxury Goods	0.2%
Other[1]	11.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Financials

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 89.1%
554,133	ACE Ltd. (Insurance)	1.0%	$24,376,311
775,792	Aflac, Inc. (Insurance)	1.1%	27,540,616
891,733	Allstate Corp. (The) (Insurance)	0.9%	22,944,290
1,727,136	American Express Co. (Consumer Finance)	1.7%	42,919,330
360,376	Ameriprise Financial, Inc. (Capital Markets)	0.4%	10,883,355
894,581	Annaly Capital Management, Inc. (Real Estate Investment Trusts)	0.5%	12,470,459
395,911	AON Corp. (Insurance)	0.6%	14,252,796
12,717,221	Bank of America Corp. (Diversified Financial Services)	5.7%	143,323,081
1,894,317	Bank of New York Mellon Corp. (The) (Capital Markets)	2.1%	52,624,126
1,041,756	BB&T Corp. (Commercial Banks)	0.9%	23,356,170
198,028	Boston Properties, Inc. (Real Estate Investment Trusts)	0.4%	9,568,713
744,497	Capital One Financial Corp. (Consumer Finance)	0.7%	18,195,507
1,566,425	Charles Schwab Corp. (The) (Capital Markets)	1.1%	27,569,080
592,143	Chubb Corp. (Insurance)	0.9%	23,478,470
9,059,012	Citigroup, Inc. (Diversified Financial Services)	1.3%	33,699,525
110,621	CME Group, Inc. (Diversified Financial Services)	1.4%	35,580,138
450,904	Equity Residential (Real Estate Investment Trusts)	0.4%	10,975,003
264,231	Franklin Resources, Inc. (Capital Markets)	0.7%	17,663,842
702,767	Goldman Sachs Group, Inc. (The) (Capital Markets)	4.0%	101,599,025
420,552	HCP, Inc. (Real Estate Investment Trusts)	0.4%	9,769,423

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
992,986	Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	0.4%	$9,314,209
801,626	Hudson City Bancorp, Inc. (Thrifts & Mortgage Finance)	0.4%	10,284,862
119,566	IntercontinentalExchange, Inc.* (Diversified Financial Services)	0.5%	12,888,019
644,828	Invesco Ltd. (Capital Markets)	0.4%	10,091,558
6,210,391	JPMorgan Chase & Co. (Diversified Financial Services)	9.1%	229,163,428
589,325	Loews Corp. (Insurance)	0.6%	15,941,241
850,397	Marsh & McLennan Cos., Inc. (Insurance)	0.6%	16,089,511
134,694	Mastercard, Inc., Class A (IT Services)	0.9%	23,750,593
841,901	MetLife, Inc. (Insurance)	1.1%	26,519,881
318,948	Moody's Corp. (Diversified Financial Services)	0.3%	8,735,986
1,884,760	Morgan Stanley (Capital Markets)	2.3%	57,145,923
371,423	Northern Trust Corp. (Capital Markets)	0.9%	21,412,536
431,061	NYSE Euronext (Diversified Financial Services)	0.5%	12,931,830
277,609	Plum Creek Timber Co., Inc. (Real Estate Investment Trusts)	0.4%	9,619,152
711,967	PNC Financial Services Group, Inc. (Commercial Banks)	1.3%	32,430,097
483,680	Principal Financial Group, Inc. (Insurance)	0.4%	10,737,696
1,055,827	Progressive Corp. (The)* (Insurance)	0.7%	17,030,490
707,161	Prudential Financial, Inc. (Insurance)	1.1%	28,222,796
213,949	Public Storage (Real Estate Investment Trusts)	0.6%	14,251,143

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
405,552	Simon Property Group, Inc. (Real Estate Investment Trusts)	0.9%	$21,684,865
802,349	State Street Corp. (Capital Markets)	1.5%	37,269,111
431,908	T. Rowe Price Group, Inc. (Capital Markets)	0.8%	17,522,508
972,750	Travelers Cos., Inc. (The) (Insurance)	1.6%	39,552,015
2,872,237	U.S. Bancorp (Commercial Banks)	2.2%	55,146,950
550,862	Unum Group (Insurance)	0.4%	9,425,249
743,428	Visa, Inc., Class A (IT Services)	2.0%	50,337,510
270,745	Vornado Realty Trust (Real Estate Investment Trusts)	0.5%	12,632,962
6,694,487	Wells Fargo & Co. (Commercial Banks)	6.8%	170,709,419
1,190,489	Western Union Co. (The) (IT Services)	0.8%	20,988,323
43,301,118	Other Common Stocks	22.9%	577,232,189
Total Common Stocks (Cost $1,789,377,884)			2,241,851,312
Principal Amount
	Repurchase Agreements (a) — 5.7%
$4,231,858	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $4,231,973 (b)		4,231,858
1,938,904	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,938,930 (d)		1,938,904
21,159,286	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $21,159,586 (c)		21,159,286
8,463,714	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $8,463,977 (e)		8,463,714
12,695,572	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $12,695,992 (f)		12,695,572

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$2,962,300	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $2,962,335 (g)	$2,962,300
25,391,143	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $25,391,524 (h)	25,391,143
16,927,429	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $16,928,054 (i)	16,927,429
46,550,429	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $46,551,088 (j)	46,550,429
3,836,176	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $3,836,227 (k)	3,836,176
	Total Repurchase Agreements (Cost $144,156,811)	144,156,811
	Total Investments (Cost $1,933,534,695) — 94.8%	2,386,008,123
	Other assets in excess of liabilities — 5.2%	131,906,998
	Net Assets — 100.0%	$2,517,915,121

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $982,555,261.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $4,316,494. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $21,582,472. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Financials (continued)

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $1,977,682. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $8,633,019. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $12,949,540. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $3,021,564. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $25,898,986. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $17,266,017. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $47,481,508. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $3,912,911. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(289,717,239)
Net unrealized depreciation	$(289,717,239)
Federal income tax cost of investments	$2,675,725,362

See accompanying notes to the financial statements.

Swap Agreements

Ultra Financials had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	$107,025,306	$(30,224,175)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	268,116,822	(16,189,682)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	300,633,282	—
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	941,767,582	(71,714,902)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	1,136,745,240	255,958,629
	$2,754,288,232	$137,829,870

Ultra Financials invested, as a percentage of net assets, in the following industries as of May 31, 2009:

Capital Markets	16.6%
Commercial Banks	15.9%
Consumer Finance	3.0%
Diversified Financial Services	19.4%
Insurance	17.9%
IT Services	3.8%
Professional Services	0.2%
Real Estate Investment Trusts	10.4%
Real Estate Management & Development	0.5%
Thrifts & Mortgage Finance	1.4%
Other[1]	10.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Health Care

Shares		Value
	Common Stocks (a) — 90.1%
	Biotechnology — 13.1%
214	Abraxis Bioscience, Inc.*	$10,983
1,362	Acorda Therapeutics, Inc.*	33,628
2,813	Alexion Pharmaceuticals, Inc.*	102,675
3,418	Alkermes, Inc.*	27,823
38,243	Amgen, Inc.*	1,909,855
4,953	Amylin Pharmaceuticals, Inc.*	56,068
10,746	Biogen Idec, Inc.*	556,535
3,599	BioMarin Pharmaceutical, Inc.*	50,314
2,903	Celera Corp.*	21,976
16,443	Celgene Corp.*	694,552
2,475	Cephalon, Inc.*	144,317
2,084	Cepheid, Inc.*	21,048
2,076	Cubist Pharmaceuticals, Inc.*	35,417
1,407	Enzon Pharmaceuticals, Inc.*	11,284
862	Facet Biotech Corp.*	8,542
9,778	Genzyme Corp.*	578,271
32,912	Gilead Sciences, Inc.*	1,418,507
3,512	Incyte Corp.*	11,555
1,231	InterMune, Inc.*	14,550
3,262	Isis Pharmaceuticals, Inc.*	45,016
4,610	Medarex, Inc.*	33,376
3,360	Myriad Genetics, Inc.*	121,498
2,009	Onyx Pharmaceuticals, Inc.*	47,533
2,068	OSI Pharmaceuticals, Inc.*	69,898
4,314	PDL BioPharma, Inc.	29,982
2,240	Regeneron Pharmaceuticals, Inc.*	34,294
1,955	Savient Pharmaceuticals, Inc.*	12,414
1,897	Theravance, Inc.*	28,076
840	United Therapeutics Corp.*	67,326
5,829	Vertex Pharmaceuticals, Inc.*	173,763
		6,371,076
	Health Care Equipment & Supplies — 16.5%
2,757	Alcon, Inc.	299,134
2,603	American Medical Systems Holdings, Inc.*	39,487
22,187	Baxter International, Inc.	1,135,753
2,264	Beckman Coulter, Inc.	122,709
8,189	Becton, Dickinson and Co.	554,232
53,578	Boston Scientific Corp.*	503,633
3,589	C.R. Bard, Inc.	256,578
1,640	Cooper Cos., Inc. (The)	43,476

Shares		Value
	Common Stocks (a) (continued)
18,214	Covidien Plc	$650,604
5,036	DENTSPLY International, Inc.	147,353
2,031	Edwards Lifesciences Corp.*	129,659
1,944	Gen-Probe, Inc.*	82,873
919	Haemonetics Corp.*	48,918
2,262	Hill-Rom Holdings, Inc.	36,554
9,226	Hologic, Inc.*	116,893
5,751	Hospira, Inc.*	198,409
2,149	Idexx Laboratories, Inc.*	89,936
2,527	Immucor, Inc.*	38,031
1,414	Intuitive Surgical, Inc.*	211,647
1,115	Invacare Corp.	18,933
2,785	Inverness Medical Innovations, Inc.*	90,596
1,901	Kinetic Concepts, Inc.*	49,293
1,733	Masimo Corp.*	41,488
40,594	Medtronic, Inc.	1,394,404
1,298	NuVasive, Inc.*	46,884
2,737	ResMed, Inc.*	101,461
12,441	St. Jude Medical, Inc.*	485,448
1,950	STERIS Corp.	46,078
10,999	Stryker Corp.	422,802
1,839	Thoratec Corp.*	46,122
4,497	Varian Medical Systems, Inc.*	160,813
1,169	West Pharmaceutical Services, Inc.	37,782
8,140	Zimmer Holdings, Inc.*	362,637
		8,010,620
	Health Care Providers & Services — 12.6%
16,666	Aetna, Inc.	446,315
970	Amedisys, Inc.*	29,507
1,915	AMERIGROUP Corp.*	55,267
1,466	Brookdale Senior Living, Inc.	16,991
1,552	Centene Corp.*	28,215
9,820	CIGNA Corp.	217,709
3,370	Community Health Systems, Inc.*	88,934
5,354	Coventry Health Care, Inc.*	96,640
3,773	DaVita, Inc.*	170,200
7,535	Express Scripts, Inc.*	482,617
8,833	Health Management Associates, Inc., Class A*	51,320
3,748	Health Net, Inc.*	56,145
3,165	HealthSouth Corp.*	37,474
1,216	Healthways, Inc.*	14,556
3,256	Henry Schein, Inc.*	148,278

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
903	HMS Holdings Corp.*	$31,740
6,152	Humana, Inc.*	192,742
3,905	Laboratory Corp. of America Holdings*	238,049
1,924	LifePoint Hospitals, Inc.*	52,429
2,688	Lincare Holdings, Inc.*	58,545
1,388	Magellan Health Services, Inc.*	41,446
18,001	Medco Health Solutions, Inc.*	826,066
1,649	Mednax, Inc.*	66,785
1,185	Odyssey HealthCare, Inc.*	11,637
1,480	Owens & Minor, Inc.	51,889
3,616	Patterson Cos., Inc.*	74,453
1,098	PharMerica Corp.*	19,259
2,187	PSS World Medical, Inc.*	35,145
1,891	Psychiatric Solutions, Inc.*	34,889
5,312	Quest Diagnostics, Inc.	277,393
17,099	Tenet Healthcare Corp.*	62,069
44,412	UnitedHealth Group, Inc.	1,181,359
1,704	Universal Health Services, Inc., Class B	93,601
1,507	WellCare Health Plans, Inc.*	28,633
18,013	WellPoint, Inc.*	838,865
		6,157,162
	Life Sciences Tools & Services — 3.6%
2,536	Affymetrix, Inc.*	12,198
679	Bio-Rad Laboratories, Inc., Class A*	50,545
2,453	Charles River Laboratories International, Inc.*	77,098
2,306	Covance, Inc.*	96,898
1,345	Enzo Biochem, Inc.*	5,676
4,474	Illumina, Inc.*	164,241
6,231	Life Technologies Corp.*	241,638
1,974	Millipore Corp.*	124,145
3,314	Nektar Therapeutics*	22,369
2,093	Parexel International Corp.*	21,558
3,763	Pharmaceutical Product Development, Inc.	75,373
1,354	Techne Corp.	81,606
15,185	Thermo Fisher Scientific, Inc.*	590,848
1,048	Varian, Inc.*	36,491
3,609	Waters Corp.*	156,342
		1,757,026

Shares		Value
	Common Stocks (a) (continued)
	Pharmaceuticals — 44.3%
55,615	Abbott Laboratories	$2,506,012
11,116	Allergan, Inc.	490,549
1,445	Auxilium Pharmaceuticals, Inc.*	33,856
71,133	Bristol-Myers Squibb Co.	1,416,969
34,953	Eli Lilly & Co.	1,208,325
3,756	Endo Pharmaceuticals Holdings, Inc.*	59,833
10,901	Forest Laboratories, Inc.*	258,245
99,974	Johnson & Johnson	5,514,566
8,892	King Pharmaceuticals, Inc.*	84,118
1,868	Medicines Co. (The)*	14,309
2,037	Medicis Pharmaceutical Corp., Class A	32,022
76,420	Merck & Co., Inc.	2,107,664
10,931	Mylan, Inc.*	144,398
1,248	Par Pharmaceutical Cos., Inc.*	16,661
3,060	Perrigo Co.	82,192
243,663	Pfizer, Inc.	3,701,241
58,546	Schering-Plough Corp.	1,428,522
3,897	Sepracor, Inc.*	60,988
2,521	Valeant Pharmaceuticals International*	57,958
3,062	Warner Chilcott Ltd., Class A*	40,296
3,775	Watson Pharmaceuticals, Inc.*	114,194
48,227	Wyeth	2,163,463
		21,536,381
Total Common Stocks (Cost $45,271,990)		43,832,265
Principal Amount
	Repurchase Agreements (a) — 5.9%
$84,169	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $84,171 (b)	84,169
38,564	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $38,565 (d)	38,564
420,849	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $420,855 (c)	420,849

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Health Care (continued)

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$168,340	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $168,345 (e)	$168,340
252,509	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $252,517 (f)	252,509
58,919	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $58,920 (g)	58,919
505,019	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $505,027 (h)	505,019
336,679	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $336,691 (i)	336,679
925,867	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $925,880 (j)	925,867
76,300	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $76,301 (k)	76,300
Total Repurchase Agreements (Cost $2,867,215)		2,867,215
Total Investments (Cost $48,139,205) — 96.0%		46,699,480
Other assets less liabilities — 4.0%		1,958,284
Net Assets — 100.0%		$48,657,764

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $11,186,116.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $85,853. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $429,266. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $39,335. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $171,707. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $257,560. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $60,098. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $515,120. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully

See accompanying notes to the financial statements.

collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $343,413. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $944,386. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $77,826. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9,962,616)
Net unrealized depreciation	$(9,962,616)
Federal income tax cost of investments	$56,662,096

Swap Agreements

Ultra Health Care had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	$2,250,532	$19,177
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	20,991,405	—
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	9,635,804	670,947
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	20,010,509	1,055,224
	$52,888,250	$1,745,348

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Industrials

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 88.6%
14,776	3M Co. (Industrial Conglomerates)	2.8%	$843,709
14,315	Accenture Ltd., Class A (IT Services)	1.4%	428,448
8,069	Agilent Technologies, Inc.* (Electronic Equipment, Instruments & Components)	0.5%	147,098
4,036	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.4%	134,762
11,748	Automatic Data Processing, Inc. (IT Services)	1.6%	446,542
15,095	Boeing Co. (The) (Aerospace & Defense)	2.3%	677,011
6,384	Burlington Northern Santa Fe Corp. (Road & Rail)	1.5%	462,457
3,910	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	0.7%	198,706
13,874	Caterpillar, Inc. (Machinery)	1.6%	491,972
4,010	Cooper Industries Ltd., Class A (Electrical Equipment)	0.4%	131,608
9,208	CSX Corp. (Road & Rail)	1.0%	292,446
4,219	Cummins, Inc. (Machinery)	0.5%	136,822
5,686	Danaher Corp. (Machinery)	1.2%	343,150
9,710	Deere & Co. (Machinery)	1.4%	422,094
4,293	Dover Corp. (Machinery)	0.4%	134,972
3,786	Eaton Corp. (Machinery)	0.5%	164,691
17,412	Emerson Electric Co. (Electrical Equipment)	1.8%	558,751
4,911	Expeditors International of Washington, Inc. (Air Freight & Logistics)	0.5%	161,130
6,704	FedEx Corp. (Air Freight & Logistics)	1.2%	371,603
3,689	Fiserv, Inc.* (IT Services)	0.5%	156,266
4,184	Fluor Corp. (Construction & Engineering)	0.6%	196,564
3,457	Fortune Brands, Inc. (Household Durables)	0.4%	121,030
7,509	General Dynamics Corp. (Aerospace & Defense)	1.4%	427,262

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
243,528	General Electric Co. (Industrial Conglomerates)	11.0%	$3,282,757
2,833	Goodrich Corp. (Aerospace & Defense)	0.5%	137,514
15,500	Honeywell International, Inc. (Aerospace & Defense)	1.7%	513,980
10,129	Illinois Tool Works, Inc. (Machinery)	1.1%	327,065
7,322	Ingersoll-Rand Co., Ltd., Class A (Machinery)	0.5%	148,124
4,183	ITT Corp. (Aerospace & Defense)	0.6%	172,256
2,820	Jacobs Engineering Group, Inc.* (Construction & Engineering)	0.4%	120,978
2,750	L-3 Communications Holdings, Inc. (Aerospace & Defense)	0.7%	202,153
7,351	Lockheed Martin Corp. (Aerospace & Defense)	2.0%	614,764
8,446	Norfolk Southern Corp. (Road & Rail)	1.0%	314,191
7,028	Northrop Grumman Corp. (Aerospace & Defense)	1.1%	334,673
7,938	PACCAR, Inc. (Machinery)	0.8%	236,949
3,721	Parker Hannifin Corp. (Machinery)	0.5%	157,249
7,475	Paychex, Inc. (IT Services)	0.7%	204,591
3,218	Precision Castparts Corp. (Aerospace & Defense)	0.9%	265,710
9,619	Raytheon Co. (Aerospace & Defense)	1.4%	429,488
7,139	Republic Services, Inc. (Commercial Services & Supplies)	0.5%	162,698
3,650	Rockwell Collins, Inc. (Aerospace & Defense)	0.5%	154,833
2,284	Sherwin-Williams Co. (The) (Specialty Retail)	0.4%	120,595

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
10,557	Tyco Electronics Ltd. (Electronic Equipment, Instruments & Components)	0.6%	$183,375
10,948	Tyco International Ltd. (Industrial Conglomerates)	1.0%	302,274
11,601	Union Pacific Corp. (Road & Rail)	1.9%	571,581
15,890	United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.7%	812,615
20,221	United Technologies Corp. (Aerospace & Defense)	3.5%	1,063,827
11,426	Waste Management, Inc. (Commercial Services & Supplies)	1.0%	315,243
4,831	Weyerhaeuser Co. (Paper & Forest Products)	0.5%	162,225
377,773	Other Common Stocks	26.5%	7,998,176
	Total Common Stocks (Cost $22,875,851)		26,758,978

Principal Amount
	Repurchase Agreements (a) — 6.0%
$53,568	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $53,569 (b)	53,568
24,543	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $24,543 (d)	24,543
267,842	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $267,846 (c)	267,842
107,137	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $107,140 (e)	107,137
160,705	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $160,710 (f)	160,705

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$37,498	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $37,498 (g)	$37,498
321,410	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $321,415 (h)	321,410
214,273	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $214,281 (i)	214,273
589,251	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $589,259 (j)	589,251
48,560	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $48,561 (k)	48,560
Total Repurchase Agreements (Cost $1,824,787)		1,824,787
Total Investments (Cost $24,700,638) — 94.6%		28,583,765
Other assets in excess of liabilities — 5.4%		1,643,967
Net Assets — 100.0%		$30,227,732

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $11,068,736.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $54,639. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $273,199. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Industrials (continued)

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $25,034. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $109,280. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $163,920. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $38,248. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $327,838. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $218,559. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $601,037. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $49,531. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,599,618)
Net unrealized depreciation	$(2,599,618)
Federal income tax cost of investments	$31,183,383

See accompanying notes to the financial statements.

Swap Agreements

Ultra Industrials had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	$7,835,919	$(368,025)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	11,092,446	(472,730)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	3,897,156	911,872
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	10,538,885	1,574,715
	$33,364,406	$1,645,832

Ultra Industrials invested, as a percentage of net assets, in the following industries as of May 31, 2009:

Aerospace & Defense	17.6%
Air Freight & Logistics	5.3%
Building Products	0.7%
Chemicals	0.2%
Commercial Services & Supplies	3.5%
Communications Equipment	0.2%
Construction & Engineering	2.8%
Construction Materials	0.7%
Containers & Packaging	2.4%
Diversified Consumer Services	0.1%
Diversified Financial Services	0.1%
Electrical Equipment	4.2%
Electronic Equipment, Instruments & Components	3.7%
Health Care Equipment & Supplies	0.1%
Health Care Technology	0.3%
Household Durables	0.4%
Industrial Conglomerates	15.4%
Internet Software & Services	0.1%
IT Services	6.5%
Life Sciences Tools & Services	0.4%
Machinery	12.6%
Marine	0.3%
Metals & Mining	0.1%
Multi-Utilities	0.2%
Office Electronics	0.1%

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments May 31, 2009

Ultra Industrials (continued)

Oil, Gas & Consumable Fuels	0.2%
Paper & Forest Products	0.8%
Professional Services	1.3%
Road & Rail	6.5%
Semiconductors & Semiconductor Equipment	0.1%
Software	0.1%
Specialty Retail	0.4%
Trading Companies & Distributors	1.2%
Other[1]	11.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Oil & Gas

Shares		Value
	Common Stocks (a) — 89.2%
	Electrical Equipment — 0.9%
28,433	Energy Conversion Devices, Inc.*	$489,332
94,368	Evergreen Solar, Inc.*	175,525
28,293	First Solar, Inc.*	5,375,670
27,115	SunPower Corp., Class A*	790,131
26,206	SunPower Corp., Class B*	674,018
		7,504,676
	Energy Equipment & Services — 18.4%
34,306	Atwood Oceanics, Inc.*	907,737
192,215	Baker Hughes, Inc.	7,507,918
182,818	BJ Services Co.	2,859,273
17,160	Bristow Group, Inc.*	542,771
135,565	Cameron International Corp.*	4,233,695
31,272	Complete Production Services, Inc.*	221,406
14,328	Core Laboratories N.V.	1,360,300
40,813	Diamond Offshore Drilling, Inc.	3,439,720
51,091	Dresser-Rand Group, Inc.*	1,430,548
18,782	Dril-Quip, Inc.*	776,072
88,449	ENSCO International, Inc.	3,439,782
40,354	Exterran Holdings, Inc.*	803,448
78,015	FMC Technologies, Inc.*	3,246,984
63,241	Global Industries Ltd.*	442,687
557,309	Halliburton Co.	12,779,095
52,046	Helix Energy Solutions Group, Inc.*	585,517
59,565	Helmerich & Payne, Inc.	2,082,988
54,865	Hercules Offshore, Inc.*	254,574
54,729	ION Geophysical Corp.*	154,883
75,969	Key Energy Services, Inc.*	490,000
177,470	Nabors Industries Ltd.*	3,173,164
256,583	National Oilwell Varco, Inc.*	9,909,235
55,150	Newpark Resources, Inc.*	158,832
164,561	Noble Corp.	5,655,962
34,433	Oceaneering International, Inc.*	1,770,545
30,823	Oil States International, Inc.*	805,405
70,614	Parker Drilling Co.*	330,473
96,427	Patterson-UTI Energy, Inc.	1,382,763
107,917	Pride International, Inc.*	2,613,750
65,139	Rowan Cos., Inc.	1,332,744
743,269	Schlumberger Ltd.	42,537,285
11,842	SEACOR Holdings, Inc.*	904,847
136,467	Smith International, Inc.	3,983,472

Shares		Value
	Common Stocks (a) (continued)
48,318	Superior Energy Services, Inc.*	$1,114,213
46,227	Tetra Technologies, Inc.*	402,175
32,142	Tidewater, Inc.	1,532,209
199,046	Transocean Ltd.*	15,820,176
29,452	Unit Corp.*	986,936
423,638	Weatherford International Ltd.*	8,769,307
		150,742,891
	Gas Utilities — 0.2%
40,661	Energen Corp.	1,513,402
	Machinery — 0.0%
17,664	Chart Industries, Inc.*	375,007
	Multi-Utilities — 0.2%
59,091	OGE Energy Corp.	1,525,730
	Oil, Gas & Consumable Fuels — 69.5%
286,235	Anadarko Petroleum Corp.	13,676,308
207,703	Apache Corp.	17,501,055
23,779	Arena Resources, Inc.*	851,764
22,164	Atlas America, Inc.	408,261
24,674	Berry Petroleum Co., Class A	481,636
20,604	Bill Barrett Corp.*	701,154
64,045	Cabot Oil & Gas Corp.	2,249,901
17,077	Carrizo Oil & Gas, Inc.*	364,594
378,483	Chesapeake Energy Corp.	8,576,425
1,249,858	Chevron Corp.	83,328,033
51,508	Cimarex Energy Co.	1,680,191
28,699	Comstock Resources, Inc.*	1,143,081
38,913	Concho Resources, Inc.*	1,247,162
860,380	ConocoPhillips	39,439,819
19,391	Continental Resources, Inc.*	574,167
152,335	Denbury Resources, Inc.*	2,618,639
261,400	Devon Energy Corp.	16,530,936
439,841	El Paso Corp.	4,288,450
31,337	Encore Acquisition Co.*	1,112,150
154,051	EOG Resources, Inc.	11,274,993
106,595	EXCO Resources, Inc.*	1,640,497
3,081,252	Exxon Mobil Corp.	213,684,826
54,645	Forest Oil Corp.*	1,038,801
64,516	Frontier Oil Corp.	1,127,094
16,532	Goodrich Petroleum Corp.*	441,735

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Oil & Gas (continued)

Shares		Value
	Common Stocks (a) (continued)
184,050	Hess Corp.	$12,255,889
26,102	Holly Corp.	631,407
442,877	Marathon Oil Corp.	14,118,919
55,395	Mariner Energy, Inc.*	801,012
118,291	Murphy Oil Corp.	6,980,352
82,139	Newfield Exploration Co.*	2,966,861
106,427	Noble Energy, Inc.	6,330,278
505,014	Occidental Petroleum Corp.	33,891,490
25,992	Penn Virginia Corp.	496,967
171,122	PetroHawk Energy Corp.*	4,312,274
73,424	Pioneer Natural Resources Co.	2,064,683
65,844	Plains Exploration & Production Co.*	1,862,068
73,516	Quicksilver Resources, Inc.*	827,055
96,224	Range Resources Corp.	4,408,021
56,802	SandRidge Energy, Inc.*	618,574
65,093	Southern Union Co.	1,131,316
213,234	Southwestern Energy Co.*	9,269,282
38,803	St. Mary Land & Exploration Co.	840,473
21,259	Stone Energy Corp.*	179,639
73,327	Sunoco, Inc.	2,231,341
19,235	Swift Energy Co.*	316,031
85,206	Tesoro Corp.	1,443,390
94,795	Ultra Petroleum Corp.*	4,292,318
321,738	Valero Energy Corp.	7,197,279
16,926	W&T Offshore, Inc.	172,645
31,471	Whiting Petroleum Corp.*	1,474,731
359,287	Williams Cos., Inc. (The)	6,028,836
359,622	XTO Energy, Inc.	15,381,033
		568,505,836
Total Common Stocks (Cost $668,204,487)		730,167,542
Principal Amount
	Repurchase Agreements (a) — 4.3%
$1,029,051	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $1,029,079 (b)	1,029,051
471,479	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $471,485 (d)	471,479

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$5,145,257	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $5,145,330 (c)	$5,145,257
2,058,103	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $2,058,167 (e)	2,058,103
3,087,154	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $3,087,256 (f)	3,087,154
720,336	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $720,344 (g)	720,336
6,174,308	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $6,174,401 (h)	6,174,308
4,116,205	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $4,116,357 (i)	4,116,205
11,319,565	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $11,319,725 (j)	11,319,565
932,835	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $932,847 (k)	932,835
Total Repurchase Agreements (Cost $35,054,293)		35,054,293
Total Investments (Cost $703,258,780) — 93.5%		765,221,835
Other assets less liabilities — 6.5%		53,324,397
Net Assets — 100.0%		$818,546,232

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $251,405,220.

See accompanying notes to the financial statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $1,049,632. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $5,248,162. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $480,909. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $2,099,272. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $3,148,911. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $734,747. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $6,297,799. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $4,198,539. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $11,545,974. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $951,494. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(37,063,853)
Net unrealized depreciation	$(37,063,853)
Federal income tax cost of investments	$802,285,688

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Oil & Gas (continued)

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	$27,659,189	$(2,236,142)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	99,940,910	—
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	123,331,117	(2,794,378)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	232,492,790	42,706,035
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	418,586,045	51,467,764
	$902,010,051	$89,143,279

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Real Estate

Shares		Value
	Common Stocks (a) — 87.8%
	Real Estate Investment Trusts — 83.7%
92,781	Alexandria Real Estate Equities, Inc.	$3,330,838
331,365	AMB Property Corp.	5,914,865
121,018	American Campus Communities, Inc.	2,782,204
1,280,389	Annaly Capital Management, Inc.	17,848,623
278,253	Apartment Investment & Management Co., Class A	2,629,491
189,146	AvalonBay Communities, Inc.	11,628,696
229,511	BioMed Realty Trust, Inc.	2,256,093
283,290	Boston Properties, Inc.	13,688,573
210,802	Brandywine Realty Trust	1,570,475
121,817	BRE Properties, Inc.	3,042,989
147,012	Camden Property Trust	4,413,300
162,613	CBL & Associates Properties, Inc.	1,013,079
100,303	Colonial Properties Trust	780,357
122,964	Corporate Office Properties Trust	3,649,572
97,684	Cousins Properties, Inc.	879,156
408,882	DCT Industrial Trust, Inc.	1,831,791
293,145	Developers Diversified Realty Corp.	1,439,342
256,966	DiamondRock Hospitality Co.	1,670,279
166,668	Digital Realty Trust, Inc.	5,961,714
259,500	Douglas Emmett, Inc.	2,413,350
502,708	Duke Realty Corp.	4,780,753
78,354	Entertainment Properties Trust	1,592,153
54,027	Equity Lifestyle Properties, Inc.	2,120,019
645,257	Equity Residential	15,705,555
63,883	Essex Property Trust, Inc.	4,349,793
139,950	Federal Realty Investment Trust	7,368,368
105,597	First Industrial Realty Trust, Inc.	425,556
152,183	Franklin Street Properties Corp.	1,917,506
85,994	Hatteras Financial Corp.	2,142,970
601,574	HCP, Inc.	13,974,564
263,650	Health Care REIT, Inc.	9,030,013
140,023	Healthcare Realty Trust, Inc.	2,306,179
151,112	Highwoods Properties, Inc.	3,418,153
76,766	Home Properties, Inc.	2,556,308
223,442	Hospitality Properties Trust	3,121,485
1,421,479	Host Hotels & Resorts, Inc.	13,333,473
536,724	HRPT Properties Trust	2,549,439
234,608	iStar Financial, Inc.	727,285
78,878	Kilroy Realty Corp.	1,679,313
768,293	Kimco Realty Corp.	8,981,345
127,177	LaSalle Hotel Properties	1,739,781
189,454	Lexington Realty Trust	803,285

Shares		Value
	Common Stocks (a) (continued)
233,477	Liberty Property Trust	$5,435,345
181,203	Macerich Co. (The)	3,058,707
180,214	Mack-Cali Realty Corp.	4,453,088
530,137	MFA Financial, Inc.	3,318,658
67,190	Mid-America Apartment Communities, Inc.	2,438,325
186,504	National Retail Properties, Inc.	3,191,083
243,733	Nationwide Health Properties, Inc.	6,475,986
195,005	Omega Healthcare Investors, Inc.	3,114,230
94,764	Pennsylvania Real Estate Investment Trust	528,783
397,184	Plum Creek Timber Co., Inc.	13,762,426
105,085	Post Properties, Inc.	1,600,445
94,017	Potlatch Corp.	2,461,365
995,264	ProLogis	8,449,791
306,138	Public Storage	20,391,852
186,539	Rayonier, Inc.	7,461,560
248,353	Realty Income Corp.	5,332,139
120,920	Redwood Trust, Inc.	1,925,046
185,571	Regency Centers Corp.	6,611,895
285,751	Senior Housing Properties Trust	4,786,329
571,845	Simon Property Group, Inc.	30,576,552
176,395	SL Green Realty Corp.	4,039,446
128,319	Sunstone Hotel Investors, Inc.	745,533
75,394	Tanger Factory Outlet Centers	2,439,750
125,321	Taubman Centers, Inc.	3,100,442
324,005	UDR, Inc.	3,564,055
340,156	Ventas, Inc.	10,327,136
387,641	Vornado Realty Trust	18,087,329
124,769	Washington Real Estate Investment Trust	2,727,450
254,464	Weingarten Realty Investors	4,040,888
		377,813,717
	Real Estate Management & Development — 4.1%
484,177	Brookfield Properties Corp.	3,660,378
533,723	CB Richard Ellis Group, Inc., Class A*	3,896,178
267,191	Forest City Enterprises, Inc., Class A	1,894,384
79,070	Forestar Group, Inc.*	961,491
82,002	Jones Lang LaSalle, Inc.	2,874,170
218,310	St. Joe Co. (The)*	5,575,638
		18,862,239
Total Common Stocks (Cost $355,637,684)		396,675,956

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Real Estate (continued)

Principal Amount		Value
	Repurchase Agreements (a) — 5.8%
$763,950	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $763,971 (b)	$763,950
350,018	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $350,023 (d)	350,018
3,819,748	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $3,819,802 (c)	3,819,748
1,527,899	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $1,527,947 (e)	1,527,899
2,291,848	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $2,291,924 (f)	2,291,848
534,765	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $534,771 (g)	534,765
4,583,698	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $4,583,767 (h)	4,583,698
3,055,798	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $3,055,911 (i)	3,055,798
8,403,446	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $8,403,565 (j)	8,403,446
692,520	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $692,529 (k)	692,520
Total Repurchase Agreements (Cost $26,023,690)		26,023,690
Total Investments (Cost $381,661,374) — 93.6%		422,699,646
Other assets less liabilities — 6.4%		28,739,758
Net Assets — 100.0%		$451,439,404

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $159,271,226.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $779,229. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $3,896,143. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $357,018. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $1,558,462. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $2,337,696. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $545,463. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of

See accompanying notes to the financial statements.

this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $4,675,376. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $3,116,921. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $8,571,528. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $706,372. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(19,864,285)
Net unrealized depreciation	$(19,864,285)
Federal income tax cost of investments	$442,563,931

Swap Agreements

Ultra Real Estate had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	$30,126,900	$(400,002)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	59,847,486	—
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	278,697,850	(5,485,500)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	44,613,051	10,249,255
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	87,495,793	22,378,783
	$500,781,080	$26,742,536

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Semiconductors

Shares		Value
	Common Stocks (a) — 88.8%
	Communications Equipment — 0.4%
16,430	InterDigital, Inc.*	$420,937
	Computers & Peripherals — 1.2%
85,237	SanDisk Corp.*	1,334,811
	Semiconductors & Semiconductor Equipment — 87.2%
9,797	Actel Corp.*	110,510
210,814	Advanced Micro Devices, Inc.*	957,096
113,953	Altera Corp.	1,939,480
39,991	Amkor Technology, Inc.*	181,559
110,279	Analog Devices, Inc.	2,691,910
509,940	Applied Materials, Inc.	5,741,924
24,711	Applied Micro Circuits Corp.*	193,240
22,934	Atheros Communications, Inc.*	384,374
170,690	Atmel Corp.*	657,157
161,962	Broadcom Corp., Class A*	4,126,792
22,730	Brooks Automation, Inc.*	88,874
8,927	Cabot Microelectronics Corp.*	249,510
22,285	Cirrus Logic, Inc.*	86,689
8,194	Cohu, Inc.	75,795
30,571	Cree, Inc.*	930,276
11,260	Cymer, Inc.*	312,578
55,034	Cypress Semiconductor Corp.*	473,292
8,689	DSP Group, Inc.*	62,995
13,304	Exar Corp.*	85,944
47,158	Fairchild Semiconductor International, Inc.*	332,935
18,466	Formfactor, Inc.*	335,158
65,108	Integrated Device Technology, Inc.*	366,558
2,113,999	Intel Corp.	33,232,064
27,716	International Rectifier Corp.*	401,051
47,040	Intersil Corp., Class A	576,240
64,173	Kla-Tencor Corp.	1,732,671
23,215	Kulicke & Soffa Industries, Inc.*	107,021
47,508	Lam Research Corp.*	1,244,235
43,601	Lattice Semiconductor Corp.*	86,330
78,373	Linear Technology Corp.	1,834,712
245,195	LSI Corp.*	1,096,022
183,013	Marvell Technology Group Ltd.*	2,091,839
120,142	Maxim Integrated Products, Inc.	1,949,905

Shares		Value
	Common Stocks (a) (continued)
85,868	MEMC Electronic Materials, Inc.*	$1,656,394
18,960	Micrel, Inc.	139,356
69,132	Microchip Technology, Inc.	1,491,177
290,289	Micron Technology, Inc.*	1,468,862
30,809	Microsemi Corp.*	414,689
87,190	National Semiconductor Corp.	1,210,197
37,857	Novellus Systems, Inc.*	678,776
204,117	Nvidia Corp.*	2,128,940
19,008	Omnivision Technologies, Inc.*	216,501
154,691	ON Semiconductor Corp.*	1,059,633
82,478	PMC - Sierra, Inc.*	626,008
39,915	Rambus, Inc.*	516,899
91,787	RF Micro Devices, Inc.*	261,593
22,957	Semtech Corp.*	369,378
28,139	Silicon Image, Inc.*	66,689
17,001	Silicon Laboratories, Inc.*	571,574
62,682	Skyworks Solutions, Inc.*	597,359
64,174	Teradyne, Inc.*	458,844
18,389	Tessera Technologies, Inc.*	432,693
492,735	Texas Instruments, Inc.	9,559,059
55,432	TriQuint Semiconductor, Inc.*	246,672
27,600	Varian Semiconductor Equipment Associates, Inc.*	649,152
105,064	Xilinx, Inc.	2,179,027
19,446	Zoran Corp.*	215,462
		91,951,670
Total Common Stocks (Cost $80,514,545)		93,707,418
Principal Amount
	Repurchase Agreements (a) — 11.2%
$346,252	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $346,261 (b)	346,252
158,642	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $158,644 (d)	158,642
1,731,262	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $1,731,287 (c)	1,731,262

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$692,505	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $692,527 (e)	$692,505
1,038,757	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $1,038,791 (f)	1,038,757
242,377	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $242,380 (g)	242,377
2,077,514	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $2,077,545 (h)	2,077,514
1,385,009	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $1,385,060 (i)	1,385,009
3,808,776	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $3,808,830 (j)	3,808,776
313,878	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $313,882 (k)	313,878
Total Repurchase Agreements (Cost $11,794,972)		11,794,972
Total Investments (Cost $92,309,517) — 100.0%		105,502,390
Liabilities in excess of other assets — —%		(17,081)
Net Assets — 100.0%		$105,485,309

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $31,062,762.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $353,177. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $1,765,887. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $161,815. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $706,358. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $1,059,537. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $247,226. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $2,119,066. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80%

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Semiconductors (continued)

to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $1,412,712. The investment in the repurchase agreement was through participation in a pooled account.
(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $3,884,957. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $320,156. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(17,292,053)
Net unrealized depreciation	$(17,292,053)
Federal income tax cost of investments	$122,794,443

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	$19,098,387	$—
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	40,664,719	(735,727)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	17,434,439	2,520,745
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	38,370,374	3,499,783
	$115,567,919	$5,284,801

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Technology

Shares		Value
	Common Stocks (a) — 88.7%
	Commercial Services & Supplies — 0.3%
15,814	Pitney Bowes, Inc.	$361,824
	Communications Equipment — 14.0%
29,472	3Com Corp.*	127,319
7,348	ADC Telecommunications, Inc.*	51,730
4,752	Adtran, Inc.	98,747
9,342	Arris Group, Inc.*	113,225
3,416	Avocent Corp.*	47,824
29,484	Brocade Communications Systems, Inc.*	216,413
6,878	Ciena Corp.*	75,658
448,759	Cisco Systems, Inc.*	8,302,041
1,875	Comtech Telecommunications Corp.*	54,638
3,212	EchoStar Corp., Class A*	51,488
6,272	Emulex Corp.*	68,929
6,741	Extreme Networks*	11,123
6,121	F5 Networks, Inc.*	194,403
32,451	Finisar Corp.*	21,093
7,251	Harmonic, Inc.*	41,911
10,256	Harris Corp.	318,756
3,289	InterDigital, Inc.*	84,264
16,339	JDS Uniphase Corp.*	88,067
40,234	Juniper Networks, Inc.*	994,987
160,854	Motorola, Inc.	974,775
9,418	Palm, Inc.*	114,900
3,719	Plantronics, Inc.	66,347
6,345	Polycom, Inc.*	109,832
125,086	QUALCOMM, Inc.	5,452,499
15,560	Sonus Networks, Inc.*	35,010
14,586	Sycamore Networks, Inc.*	43,758
4,395	Tekelec*	71,770
27,737	Tellabs, Inc.*	153,940
		17,985,447
	Computers & Peripherals — 25.5%
7,853	Adaptec, Inc.*	21,360
67,744	Apple, Inc.*	9,200,313
131,531	Dell, Inc.*	1,523,129
5,003	Diebold, Inc.	123,674
4,004	Electronics for Imaging, Inc.*	40,721
155,545	EMC Corp.*	1,827,654

Shares		Value
	Common Stocks (a) (continued)
183,488	Hewlett-Packard Co.	$6,302,813
2,384	Imation Corp.	23,029
3,663	Intermec, Inc.*	42,051
103,264	International Business Machines Corp.	10,974,898
5,973	Lexmark International, Inc., Class A*	97,599
12,040	NCR Corp.*	129,310
24,924	NetApp, Inc.*	486,018
9,239	QLogic Corp.*	126,112
17,097	SanDisk Corp.*	267,739
36,939	Seagate Technology	321,739
56,301	Sun Microsystems, Inc.*	506,709
2,579	Synaptics, Inc.*	90,574
13,420	Teradata Corp.*	289,872
16,810	Western Digital Corp.*	417,728
		32,813,042
	Construction & Engineering — 0.0%
3,013	Dycom Industries, Inc.*	35,222
	Electronic Equipment, Instruments & Components — 1.6%
3,898	Brightpoint, Inc.*	23,076
119,227	Corning, Inc.	1,752,637
10,937	Ingram Micro, Inc., Class A*	180,679
3,472	Insight Enterprises, Inc.*	26,214
3,847	Tech Data Corp.*	123,181
		2,105,787
	Health Care Technology — 0.2%
4,853	Cerner Corp.*	282,881
	Internet Software & Services — 8.2%
12,876	Akamai Technologies, Inc.*	286,620
2,836	Digital River, Inc.*	108,137
8,261	Earthlink, Inc.*	64,766
2,459	Equinix, Inc.*	182,949
18,142	Google, Inc., Class A*	7,569,387
7,378	IAC/InterActiveCorp*	119,228
2,630	Infospace, Inc.*	18,410
3,329	j2 Global Communications, Inc.*	74,237
5,463	Omniture, Inc.*	64,573
3,654	S1 Corp.*	24,774

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Technology (continued)

Shares		Value
	Common Stocks (a) (continued)
2,994	SAVVIS, Inc.*	$35,239
4,079	SonicWALL, Inc.*	20,844
6,187	United Online, Inc.	39,597
14,817	VeriSign, Inc.*	346,866
3,113	Websense, Inc.*	56,501
98,333	Yahoo!, Inc.*	1,557,595
		10,569,723
	IT Services — 1.5%
2,290	CACI International, Inc., Class A*	87,867
21,913	Cognizant Technology Solutions Corp., Class A*	551,988
11,530	Computer Sciences Corp.*	489,564
2,664	CSG Systems International, Inc.*	36,683
3,025	DST Systems, Inc.*	115,858
1,129	Forrester Research, Inc.*	26,159
4,854	Gartner, Inc.*	74,509
6,578	Perot Systems Corp., Class A*	89,856
15,441	SAIC, Inc.*	269,754
3,215	SRA International, Inc., Class A*	57,034
24,949	Unisys Corp.*	34,679
5,701	VeriFone Holdings, Inc.*	43,499
		1,877,450
	Office Electronics — 0.4%
66,488	Xerox Corp.	452,119
	Semiconductors & Semiconductor Equipment — 14.4%
1,959	Actel Corp.*	22,098
42,278	Advanced Micro Devices, Inc.*	191,942
22,855	Altera Corp.	388,992
8,024	Amkor Technology, Inc.*	36,429
22,114	Analog Devices, Inc.	539,803
102,265	Applied Materials, Inc.	1,151,504
4,960	Applied Micro Circuits Corp.*	38,787
4,602	Atheros Communications, Inc.*	77,130
34,230	Atmel Corp.*	131,785
32,480	Broadcom Corp., Class A*	827,590
4,565	Brooks Automation, Inc.*	17,849
1,782	Cabot Microelectronics Corp.*	49,807
4,462	Cirrus Logic, Inc.*	17,357
1,656	Cohu, Inc.	15,318

Shares		Value
	Common Stocks (a) (continued)
6,134	Cree, Inc.*	$186,658
2,263	Cymer, Inc.*	62,821
11,028	Cypress Semiconductor Corp.*	94,841
1,742	DSP Group, Inc.*	12,630
2,675	Exar Corp.*	17,280
9,451	Fairchild Semiconductor International, Inc.*	66,724
3,698	Formfactor, Inc.*	67,119
13,058	Integrated Device Technology, Inc.*	73,517
423,939	Intel Corp.	6,664,321
5,560	International Rectifier Corp.*	80,453
9,434	Intersil Corp., Class A	115,567
12,873	Kla-Tencor Corp.	347,571
4,650	Kulicke & Soffa Industries, Inc.*	21,436
9,537	Lam Research Corp.*	249,774
8,733	Lattice Semiconductor Corp.*	17,291
15,721	Linear Technology Corp.	368,029
49,175	LSI Corp.*	219,812
36,706	Marvell Technology Group Ltd.*	419,550
24,086	Maxim Integrated Products, Inc.	390,916
17,230	MEMC Electronic Materials, Inc.*	332,367
3,810	Micrel, Inc.	28,003
13,860	Microchip Technology, Inc.	298,960
58,220	Micron Technology, Inc.*	294,593
6,178	Microsemi Corp.*	83,156
17,483	National Semiconductor Corp.	242,664
7,579	Novellus Systems, Inc.*	135,891
40,937	Nvidia Corp.*	426,973
3,819	Omnivision Technologies, Inc.*	43,498
31,013	ON Semiconductor Corp.*	212,439
16,542	PMC - Sierra, Inc.*	125,554
8,015	Rambus, Inc.*	103,794
18,416	RF Micro Devices, Inc.*	52,486
4,607	Semtech Corp.*	74,127
5,635	Silicon Image, Inc.*	13,355
3,419	Silicon Laboratories, Inc.*	114,947
12,562	Skyworks Solutions, Inc.*	119,716
12,873	Teradyne, Inc.*	92,042
3,680	Tessera Technologies, Inc.*	86,590
98,816	Texas Instruments, Inc.	1,917,030
11,118	TriQuint Semiconductor, Inc.*	49,475
5,540	Varian Semiconductor Equipment Associates, Inc.*	130,301

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
21,080	Xilinx, Inc.	$437,199
3,892	Zoran Corp.*	43,123
		18,440,984
	Software — 21.3%
2,626	ACI Worldwide, Inc.*	39,154
39,961	Adobe Systems, Inc.*	1,126,101
1,385	Advent Software, Inc.*	42,506
14,410	Amdocs Ltd.*	311,832
6,847	ANSYS, Inc.*	204,451
6,551	Ariba, Inc.*	62,038
17,254	Autodesk, Inc.*	370,271
2,165	Blackboard, Inc.*	62,395
14,069	BMC Software, Inc.*	479,753
31,365	CA, Inc.	547,319
19,648	Cadence Design Systems, Inc.*	111,011
13,000	Check Point Software Technologies*	303,550
13,846	Citrix Systems, Inc.*	434,903
18,796	Compuware Corp.*	143,413
3,689	Concur Technologies, Inc.*	108,825
3,689	Fair Isaac Corp.	64,853
6,752	Informatica Corp.*	110,260
22,450	Intuit, Inc.*	611,089
2,351	JDA Software Group, Inc.*	35,030
6,284	Macrovision Solutions Corp.*	141,830
11,533	McAfee, Inc.*	452,440
7,049	Mentor Graphics Corp.*	39,615
6,146	Micros Systems, Inc.*	160,534
603,021	Microsoft Corp.	12,597,109
26,318	Novell, Inc.*	109,483
16,646	Nuance Communications, Inc.*	206,410
295,312	Oracle Corp.	5,785,162
8,841	Parametric Technology Corp.*	102,379
3,041	Progress Software Corp.*	68,179
1,367	Quality Systems, Inc.	68,254
5,001	Quest Software, Inc.*	64,613
14,541	Red Hat, Inc.*	290,093
7,865	Salesforce.com, Inc.*	298,477
5,268	Solera Holdings, Inc.*	120,637
6,175	Sybase, Inc.*	200,873
62,563	Symantec Corp.*	975,357
10,812	Synopsys, Inc.*	210,618
13,293	TIBCO Software, Inc.*	88,133

Shares		Value
	Common Stocks (a) (continued)
3,960	VMware, Inc., Class A*	$122,918
5,181	Wind River Systems, Inc.*	40,878
		27,312,746
	Wireless Telecommunication Services — 1.3%
30,187	American Tower Corp., Class A*	962,060
18,531	Crown Castle International Corp.*	449,562
8,882	SBA Communications Corp., Class A*	227,113
5,214	Syniverse Holdings, Inc.*	77,949
		1,716,684
Total Common Stocks (Cost $104,519,803)		113,953,909
Principal Amount
	Repurchase Agreements (a) — 4.2%
$158,934	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $158,938 (b)	158,934
72,819	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $72,820 (d)	72,819
794,671	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $794,682 (c)	794,671
317,868	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $317,878 (e)	317,868
476,802	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $476,818 (f)	476,802
111,254	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $111,255 (g)	111,254
953,605	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $953,619 (h)	953,605

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Technology (continued)

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$635,736	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $635,759 (i)	$635,736
1,748,276	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $1,748,301 (j)	1,748,276
144,074	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $144,076 (k)	144,074
Total Repurchase Agreements (Cost $5,414,039)		5,414,039
Total Investments (Cost $109,933,842) — 92.9%		119,367,948
Other assets less liabilities — 7.1%		9,070,495
Net Assets — 100.0%		$128,438,443

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $29,432,291.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $162,113. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $810,564. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $74,275. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $324,226. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $486,340. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $113,480. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $972,678. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $648,453. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total

See accompanying notes to the financial statements.

value of $1,783,244. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $146,956. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(26,272,627)
Net unrealized depreciation	$(26,272,627)
Federal income tax cost of investments	$145,640,575

Swap Agreements

Ultra Technology had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	$33,854,941	$(34,457)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	43,293,876	(207,688)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	19,735,188	3,775,097
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	44,397,943	5,425,186
	$141,281,948	$8,958,138

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Telecommunications

Shares		Value
	Common Stocks (a) — 88.9%
	Diversified Financial Services — 3.5%
19,494	Leucadia National Corp.*	$407,035
	Diversified Telecommunication Services — 60.2%
12,785	Alaska Communications Systems Group, Inc.	86,554
77,785	AT&T, Inc.	1,928,290
3,282	Atlantic Tele-Network, Inc.	74,731
6,001	Cbeyond, Inc.*	103,157
10,783	CenturyTel, Inc.	332,656
52,919	Cincinnati Bell, Inc.*	147,644
7,134	Consolidated Communications Holdings, Inc.	73,480
11,899	Embarq Corp.	499,996
37,849	Frontier Communications Corp.	275,541
12,216	General Communication, Inc., Class A*	80,748
8,968	Global Crossing Ltd.*	75,152
7,947	Iowa Telecommunications Services, Inc.	94,092
252,827	Level 3 Communications, Inc.*	270,525
6,080	NTELOS Holdings Corp.	108,650
42,710	PAETEC Holding Corp.*	130,693
122,613	Qwest Communications International, Inc.	534,593
4,984	Shenandoah Telecommunications Co.	96,241
5,219	SureWest Communications*	45,614
21,970	tw telecom, inc.*	260,564
48,643	Verizon Communications, Inc.	1,423,294
43,935	Windstream Corp.	369,493
		7,011,708
	Media — 3.6%
13,023	RCN Corp.*	71,626
39,984	Virgin Media, Inc.	347,861
		419,487
	Wireless Telecommunication Services — 21.6%
13,842	Centennial Communications Corp.*	116,411
6,546	Leap Wireless International, Inc.*	245,410
22,542	MetroPCS Communications, Inc.*	386,145
18,226	NII Holdings, Inc.*	372,904
164,260	Sprint Nextel Corp.*	845,939

Shares		Value
	Common Stocks (a) (continued)
11,056	Telephone & Data Systems, Inc.	$335,107
3,270	United States Cellular Corp.*	135,803
6,839	USA Mobility, Inc.	76,460
		2,514,179
Total Common Stocks (Cost $8,974,128)		10,352,409
Principal Amount
	Repurchase Agreements (a) — 8.4%
$28,770	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $28,771 (b)	28,770
13,182	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $13,182 (d)	13,182
143,851	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $143,853 (c)	143,851
57,540	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $57,542 (e)	57,540
86,310	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $86,313 (f)	86,310
20,139	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $20,139 (g)	20,139
172,621	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $172,624 (h)	172,621
115,080	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $115,084 (i)	115,080
316,471	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $316,475 (j)	316,471

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$26,080	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $26,080 (k)	$26,080
Total Repurchase Agreements (Cost $980,044)		980,044
Total Investments (Cost $9,954,172) — 97.3%		11,332,453
Other assets less liabilities — 2.7%		314,169
Net Assets — 100.0%		$11,646,622

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $2,013,626, including $171,090 related to Lehman. See Note 14 to the financial statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $29,345. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $146,728. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $13,446. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $58,691. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $88,037. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $20,542. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $176,074. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $117,382. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $322,801. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Telecommunications (continued)

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $26,602. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(976,026)
Net unrealized depreciation	$(976,026)
Federal income tax cost of investments	$12,308,479

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$2,403,719	$(49,007)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	3,709,139	(178,516)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	2,332,495	350,596
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	4,355,830	375,886
	$12,801,183	$498,959

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Utilities

Shares		Value
	Common Stocks (a) — 86.7%
	Commercial Services & Supplies — 0.4%
6,962	Covanta Holding Corp.*	$105,196
	Electric Utilities — 43.2%
9,532	Allegheny Energy, Inc.	238,300
1,552	Allete, Inc.	41,004
23,148	American Electric Power Co., Inc.	609,718
3,404	Cleco Corp.	69,646
6,609	DPL, Inc.	143,812
71,497	Duke Energy Corp.	1,011,683
17,059	Edison International	498,805
2,576	El Paso Electric Co.*	34,106
10,794	Entergy Corp.	805,448
37,624	Exelon Corp.	1,806,328
17,380	FirstEnergy Corp.	656,790
21,414	FPL Group, Inc.	1,210,533
6,722	Great Plains Energy, Inc.	101,301
5,142	Hawaiian Electric Industries, Inc.	88,700
2,566	IDACORP, Inc.	59,711
2,815	ITC Holdings Corp.	120,735
9,852	Northeast Utilities	204,823
13,322	NV Energy, Inc.	133,220
12,327	Pepco Holdings, Inc.	160,004
5,737	Pinnacle West Capital Corp.	158,628
4,188	Portland General Electric Co.	75,342
21,218	PPL Corp.	688,949
14,900	Progress Energy, Inc.	529,099
44,331	Southern Co. (The)	1,259,444
2,025	Unisource Energy Corp.	51,516
6,175	Westar Energy, Inc.	110,224
		10,867,869
	Gas Utilities — 7.3%
4,359	AGL Resources, Inc.	126,062
5,222	Atmos Energy Corp.	125,328
7,396	EQT Corp.	275,501
1,177	Laclede Group, Inc. (The)	36,581
3,841	National Fuel Gas Co.	128,789
2,400	New Jersey Resources Corp.	79,848
2,560	Nicor, Inc.	80,512
1,515	Northwest Natural Gas Co.	64,297
5,533	Oneok, Inc.	162,117

Shares		Value
	Common Stocks (a) (continued)
3,929	Piedmont Natural Gas Co., Inc.	$89,031
9,814	Questar Corp.	332,596
1,674	South Jersey Industries, Inc.	55,878
2,505	Southwest Gas Corp.	52,054
6,136	UGI Corp.	147,939
2,859	WGL Holdings, Inc.	84,970
		1,841,503
	Independent Power Producers & Energy Traders — 6.1%
38,057	AES Corp. (The)*	380,189
20,610	Calpine Corp.*	279,266
10,141	Constellation Energy Group, Inc.	276,646
28,393	Dynegy, Inc., Class A*	57,070
8,926	Mirant Corp.*	139,335
13,286	NRG Energy, Inc.*	298,935
19,944	RRI Energy, Inc.*	109,293
		1,540,734
	Multi-Utilities — 26.5%
6,289	Alliant Energy Corp.	149,238
11,940	Ameren Corp.	277,724
3,102	Avista Corp.	49,136
2,187	Black Hills Corp.	46,802
17,477	Centerpoint Energy, Inc.	176,867
12,779	CMS Energy Corp.	144,914
15,597	Consolidated Edison, Inc.	553,069
33,143	Dominion Resources, Inc.	1,053,616
9,333	DTE Energy Co.	282,323
4,357	Integrys Energy Group, Inc.	118,031
15,614	NiSource, Inc.	166,914
2,045	NorthWestern Corp.	43,824
6,082	NSTAR	182,886
20,849	PG&E Corp.	765,367
4,472	PNM Resources, Inc.	41,366
28,987	Public Service Enterprise Group, Inc.	923,816
6,200	SCANA Corp.	186,124
12,913	Sempra Energy	589,866
11,340	TECO Energy, Inc.	127,235
4,615	Vectren Corp.	104,991
6,671	Wisconsin Energy Corp.	263,238
25,601	Xcel Energy, Inc.	439,057
		6,686,404

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Utilities (continued)

Shares		Value
	Common Stocks (a) (continued)
	Oil, Gas & Consumable Fuels — 2.3%
36,434	Spectra Energy Corp.	$584,765
	Water Utilities — 0.9%
3,306	American Water Works Co., Inc.	57,128
7,619	Aqua America, Inc.	125,637
1,100	California Water Service Group	38,302
		221,067
Total Common Stocks (Cost $22,418,743)		21,847,538
Principal Amount
	Repurchase Agreements (a) — 9.3%
$68,478	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $68,480 (b)	68,478
31,373	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $31,373 (d)	31,373
342,390	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $342,395 (c)	342,390
136,956	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $136,960 (e)	136,956
205,434	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $205,441 (f)	205,434
47,935	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $47,936 (g)	47,935
410,868	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $410,874 (h)	410,868
273,912	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $273,922 (i)	273,912

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$753,258	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $753,269 (j)	$753,258
62,075	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $62,076 (k)	62,075
Total Repurchase Agreements (Cost $2,332,679)		2,332,679
Total Investments (Cost $24,751,422) — 96.0%		24,180,217
Other assets less liabilities — 4.0%		1,000,360
Net Assets — 100.0%		$25,180,577

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $6,464,027.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $69,848. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $349,238. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $32,001. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $139,696. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $209,544. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $48,894. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $419,086. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $279,391. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $768,324. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $63,317. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,540,735)
Net unrealized depreciation	$(5,540,735)
Federal income tax cost of investments	$29,720,952

Swap Agreements

Ultra Utilities had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	$5,657,839	$(111,076)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	7,405,296	(140,651)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	4,575,127	615,256
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	10,424,268	500,796
	$28,062,530	$864,325

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Short QQQ®

Principal Amount		Value
	Repurchase Agreements (a) — 104.2%
$5,342,038	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $5,342,183 (b)	$5,342,038
2,447,554	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $2,447,587 (d)	2,447,554
26,710,189	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $26,710,567 (c)	26,710,189
10,684,075	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $10,684,407 (e)	10,684,075
16,026,113	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $16,026,643 (f)	16,026,113
3,739,426	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $3,739,470 (g)	3,739,426
32,052,226	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $32,052,707 (h)	32,052,226
21,368,151	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $21,368,940 (i)	21,368,151
58,762,416	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $58,763,248 (j)	58,762,416
4,842,554	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $4,842,619 (k)	4,842,554
Total Investments (Cost $181,974,742) †		181,974,742
Liabilities in excess of other assets — (4.2%)		(7,294,906)
Net Assets — 100.0%		$174,679,836

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $19,909,675.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $5,448,879. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $27,244,393. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $2,496,505. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $10,897,795. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $16,346,707. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $3,814,237. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due

See accompanying notes to the financial statements.

06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $32,693,295. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $21,795,564. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $59,937,753. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $4,939,419. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	805	06/19/09	$23,143,750	$(703,380)

Cash collateral in the amount of $2,788,830 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

Short QQQ® had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	$(55,403,052)	$(1,765,644)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(36,141,881)	(1,850,631)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(12,296,137)	(831,618)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(47,686,816)	(5,158,896)
	$(151,527,886)	$(9,606,789)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Short Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) — 103.5%
$7,124,828	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $7,125,022 (b)	$7,124,828
3,264,373	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $3,264,417 (d)	3,264,373
35,624,139	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $35,624,644 (c)	35,624,139
14,249,655	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $14,250,098 (e)	14,249,655
21,374,483	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $21,375,190 (f)	21,374,483
4,987,379	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $4,987,437 (g)	4,987,379
42,748,966	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $42,749,607 (h)	42,748,966
28,499,311	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $28,500,364 (i)	28,499,311
78,373,105	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $78,374,215 (j)	78,373,105
6,458,653	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $6,458,739 (k)	6,458,653
Total Investments (Cost $242,704,892) †		242,704,892
Liabilities in excess of other assets — (3.5%)		(8,223,228)
Net Assets — 100.0%		$234,481,664

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $24,245,559, including $1,296,291 related to Lehman. See Note 14 to the financial statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $7,267,325. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $36,336,622. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $3,329,661. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $14,534,699. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $21,802,068. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $5,087,156. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $43,603,978. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $29,069,364. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $79,940,686. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $6,587,845. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	682	06/19/09	$29,042,970	$(566,291)

Cash collateral in the amount of $4,459,995 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

Short Dow30SM had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageTM Index	$(36,012,045)	$(1,028,777)
Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageTM Index	(31,077,803)	(879,451)
Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageTM Index	(30,164,146)	(854,663)
Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageTM Index	(108,199,623)	(7,908,775)
	$(205,453,617)	$(10,671,666)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Short S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 92.6%
$34,846,287	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $34,847,236 (b)	$34,846,287
15,965,476	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $15,965,689 (d)	15,965,476
174,231,437	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $174,233,905 (c)	174,231,437
69,692,575	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $69,694,743 (e)	69,692,575
104,538,862	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $104,542,318 (f)	104,538,862
24,392,401	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $24,392,686 (g)	24,392,401
209,077,724	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $209,080,860 (h)	209,077,724
139,385,149	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $139,390,299 (i)	139,385,149
383,309,162	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $383,314,592 (j)	383,309,162
31,588,142	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $31,588,563 (k)	31,588,142
Total Investments (Cost $1,187,027,215) †		1,187,027,215
Other assets less liabilities — 7.4%		95,467,537
Net Assets — 100.0%		$1,282,494,752

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $105,868,586.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $35,543,213. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $177,716,066. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $16,284,787. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $71,086,676. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $106,630,106. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $24,880,394. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan

See accompanying notes to the financial statements.

Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $213,259,441. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $142,173,177. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $390,975,928. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $32,219,997. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	3,622	06/19/09	$166,883,650	$(6,031,210)

Cash collateral in the amount of $21,111,332 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

Short S&P500® had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	$(267,178,207)	$—
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(213,620,790)	(8,604,937)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(174,224,820)	(6,975,364)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(142,009,621)	(4,902,612)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(318,629,836)	(31,052,824)
	$(1,115,663,274)	$(51,535,737)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Short MidCap400

Principal Amount		Value
	Repurchase Agreements (a) — 106.8%
$960,419	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $960,445 (b)	$960,419
440,034	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $440,040 (d)	440,034
4,802,094	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $4,802,162 (c)	4,802,094
1,920,838	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $1,920,898 (e)	1,920,838
2,881,256	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $2,881,351 (f)	2,881,256
672,293	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $672,301 (g)	672,293
5,762,513	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $5,762,599 (h)	5,762,513
3,841,675	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $3,841,817 (i)	3,841,675
10,564,606	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $10,564,757 (j)	10,564,606
870,619	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $870,631 (k)	870,619
Total Investments (Cost $32,716,347) †		32,716,347
Liabilities in excess of other assets — (6.8%)		(2,090,526)
Net Assets — 100.0%		$30,625,821

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $3,525,173.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $979,627. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $4,898,136. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $448,835. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $1,959,262. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $2,938,894. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $685,743. The investment in the repurchase agreement was through participation in a pooled account.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan

See accompanying notes to the financial statements.

Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $5,877,768. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $3,918,517. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $10,775,915. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $888,034. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	68	06/19/09	$3,907,280	$(36,302)

Cash collateral in the amount of $630,692 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

Short MidCap400 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	$(7,802,097)	$(481,233)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	(1,801,707)	(187,225)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(17,135,427)	(1,955,788)
	$(26,739,231)	$(2,624,246)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Short SmallCap600

Principal Amount		Value
	Repurchase Agreements (a) — 105.1%
$714,488	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $714,507 (b)	$714,488
327,356	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $327,360 (d)	327,356
3,572,439	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $3,572,490 (c)	3,572,439
1,428,975	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $1,429,019 (e)	1,428,975
2,143,463	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $2,143,534 (f)	2,143,463
500,141	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $500,147 (g)	500,141
4,286,926	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $4,286,990 (h)	4,286,926
2,857,951	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $2,858,057 (i)	2,857,951
7,859,366	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $7,859,476 (j)	7,859,366
647,683	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $647,692 (k)	647,683
Total Investments (Cost $24,338,788) †		24,338,788
Liabilities in excess of other assets — (5.1%)		(1,178,208)
Net Assets — 100.0%		$23,160,580

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $3,101,276.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $728,778. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $3,643,888. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $333,903. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $1,457,560. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $2,186,342. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $510,147. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $4,372,668. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $2,915,117. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $8,016,564. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $660,639. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	$(9,337,979)	$(314,969)
Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600TM Index	(5,799,211)	(177,096)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	(2,169,116)	(326,384)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(6,074,089)	(327,161)
	$(23,380,395)	$(1,145,610)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Short Russell2000

Principal Amount		Value
	Repurchase Agreements (a) — 106.3%
$2,448,807	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $2,448,874 (b)	$2,448,807
1,121,966	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,121,981 (d)	1,121,966
12,244,035	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $12,244,208 (c)	12,244,035
4,897,614	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $4,897,766 (e)	4,897,614
7,346,421	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $7,346,664 (f)	7,346,421
1,714,165	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $1,714,185 (g)	1,714,165
14,692,842	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $14,693,062 (h)	14,692,842
9,795,228	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $9,795,590 (i)	9,795,228
26,936,877	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $26,937,259 (j)	26,936,877
2,219,842	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $2,219,872 (k)	2,219,842
Total Investments (Cost $83,417,797) †		83,417,797
Liabilities in excess of other assets — (6.3%)		(4,929,078)
Net Assets — 100.0%		$78,488,719

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $9,545,863.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $2,497,783. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $12,488,916. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $1,144,406. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $4,995,584. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $7,493,382. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $1,748,458. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $14,986,710. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $9,991,155. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $27,475,656. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $2,264,245. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	220	06/19/09	$11,024,200	$(276,727)

Cash collateral in the amount of $964,719 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

Short Russell2000 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$(15,350,615)	$(785,941)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(12,761,939)	(877,814)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(12,303,466)	(745,123)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(27,034,829)	(3,149,139)
	$(67,450,849)	$(5,558,017)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort QQQ®

Principal Amount		Value
	Repurchase Agreements (a) — 104.3%
$29,296,171	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $29,296,969 (b)	$29,296,171
13,422,587	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $13,422,766 (d)	13,422,587
146,480,855	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $146,482,930 (c)	146,480,855
58,592,342	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $58,594,165 (e)	58,592,342
87,888,513	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $87,891,418 (f)	87,888,513
20,507,320	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $20,507,559 (g)	20,507,320
175,777,024	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $175,779,661 (h)	175,777,024
117,184,684	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $117,189,013 (i)	117,184,684
322,257,879	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $322,262,444 (j)	322,257,879
26,556,964	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $26,557,318 (k)	26,556,964
Total Investments (Cost $997,964,339) †		997,964,339
Liabilities in excess of other assets — (4.3%)		(41,542,647)
Net Assets — 100.0%		$956,421,692

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $244,517,766.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $29,882,094. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $149,410,472. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $13,691,040. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $59,764,398. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $89,646,676. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $20,917,588. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $179,292,702. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $119,528,651. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $328,703,528. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $27,088,181. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	2,531	06/19/09	$72,766,250	$(1,836,916)

Cash collateral in the amount of $16,581,542 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	$(409,253,911)	$—
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(396,336,610)	(26,805,231)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(263,230,192)	(19,860,364)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(230,694,400)	(20,012,179)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(540,290,534)	(58,450,175)
	$(1,839,805,647)	$(125,127,949)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) — 97.0%
$18,201,848	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $18,202,343 (b)	$18,201,848
8,339,516	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $8,339,627 (d)	8,339,516
91,009,242	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $91,010,531 (c)	91,009,242
36,403,697	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $36,404,830 (e)	36,403,697
54,605,545	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $54,607,350 (f)	54,605,545
12,741,294	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $12,741,443 (g)	12,741,294
109,211,090	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $109,212,728 (h)	109,211,090
72,807,393	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $72,810,083 (i)	72,807,393
200,220,332	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $200,223,168 (j)	200,220,332
16,499,966	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $16,500,186 (k)	16,499,966
Total Investments (Cost $620,039,923) †		620,039,923
Other assets less liabilities — 3.0%		19,163,468
Net Assets — 100.0%		$639,203,391

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $137,807,399.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $18,565,885. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $92,829,427. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $8,506,307. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $37,131,901. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $55,697,900. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $12,996,195. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $111,395,397. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $74,263,711. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $204,225,043. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $16,830,013. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	1,185	06/19/09	$50,463,225	$(534,496)

Cash collateral in the amount of $14,145,781 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on Dow Jones Industrial AverageTM Index	$(242,152,305)	$(6,852,510)
Equity Index Swap Agreement with Goldman Sachs International, based on Dow Jones Industrial AverageTM Index	(353,522,318)	—
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Dow Jones Industrial AverageTM Index	(131,742,895)	(4,747,549)
Equity Index Swap Agreement with Deutsche Bank AG, based on Dow Jones Industrial AverageTM Index	(119,048,844)	(4,308,924)
Equity Index Swap Agreement with Societe Generale, based on Dow Jones Industrial AverageTM Index	(381,378,888)	(27,876,619)
	$(1,227,845,250)	$(43,785,602)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 99.0%
$112,609,340	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $112,612,405 (b)	$112,609,340
51,594,068	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $51,594,756 (d)	51,594,068
563,046,702	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $563,054,678 (c)	563,046,702
225,218,681	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $225,225,688 (e)	225,218,681
337,828,021	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $337,839,188 (f)	337,828,021
78,826,538	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $78,827,458 (g)	78,826,538
675,656,043	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $675,666,178 (h)	675,656,043
450,437,362	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $450,454,003 (i)	450,437,362
1,238,702,745	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $1,238,720,293 (j)	1,238,702,745
102,080,310	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $102,081,671 (k)	102,080,310
Total Investments (Cost $3,835,999,810) †		3,835,999,810
Other assets less liabilities — 1.0%		36,852,941
Net Assets — 100.0%		$3,872,852,751

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $848,519,289.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $114,861,527. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $574,307,636. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $52,625,953. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $229,723,860. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $344,586,091. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $80,403,536. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $689,169,688. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $459,447,161. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $1,263,478,685. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $104,122,213. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	6,963	06/19/09	$320,820,225	$(5,172,792)

Cash collateral in the amount of $65,681,931 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	$(2,084,530,222)	$—
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(1,478,548,997)	(59,557,970)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(1,127,643,719)	(51,909,088)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(610,290,340)	(31,648,979)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(2,123,584,291)	(206,958,930)
	$(7,424,597,569)	$(350,074,967)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort MidCap400

Principal Amount		Value
	Repurchase Agreements (a) — 115.8%
$2,088,945	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $2,089,002 (b)	$2,088,945
957,089	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $957,102 (d)	957,089
10,444,727	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $10,444,875 (c)	10,444,727
4,177,891	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $4,178,021 (e)	4,177,891
6,266,836	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $6,267,043 (f)	6,266,836
1,462,262	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $1,462,279 (g)	1,462,262
12,533,672	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $12,533,860 (h)	12,533,672
8,355,781	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $8,356,090 (i)	8,355,781
22,978,398	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $22,978,724 (j)	22,978,398
1,893,628	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,893,653 (k)	1,893,628
Total Investments (Cost $71,159,229) †		71,159,229
Liabilities in excess of other assets — (15.8%)		(9,699,254)
Net Assets — 100.0%		$61,459,975

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $16,690,077.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $2,130,724. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $10,653,622. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $976,231. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $4,261,464. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $6,392,201. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $1,491,516. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $12,784,355. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $8,522,916. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $23,438,002. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $1,931,506. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	65	06/19/09	$3,734,900	$4,949

Cash collateral in the amount of $1,135,216 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	$(37,911,161)	$(2,186,090)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	(12,907,387)	(745,017)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	(11,962,727)	(762,846)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(56,428,342)	(6,440,567)
	$(119,209,617)	$(10,134,520)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort SmallCap600

Principal Amount		Value
	Repurchase Agreements (a) — 118.1%
$857,271	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $857,294 (b)	$857,271
392,774	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $392,779 (d)	392,774
4,286,353	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $4,286,414 (c)	4,286,353
1,714,541	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $1,714,594 (e)	1,714,541
2,571,812	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $2,571,897 (f)	2,571,812
600,089	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $600,096 (g)	600,089
5,143,623	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $5,143,700 (h)	5,143,623
3,429,083	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $3,429,210 (i)	3,429,083
9,429,977	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $9,430,111 (j)	9,429,977
777,115	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $777,125 (k)	777,115
Total Investments (Cost $29,202,638) †		29,202,638
Liabilities in excess of other assets — (18.1%)		(4,477,571)
Net Assets — 100.0%		$24,725,067

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $9,228,981.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $874,416. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $4,372,080. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $400,630. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $1,748,838. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $2,623,260. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $612,094. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $5,246,499. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $3,497,672. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $9,618,590. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $792,660. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600TM Index	$(14,889,260)	$(794,242)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(12,134,465)	(970,957)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(14,746,733)	(1,805,947)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	(8,129,669)	(871,479)
	$(49,900,127)	$(4,442,625)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Russell2000

Principal Amount		Value
	Repurchase Agreements (a) — 118.6%
$20,146,459	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $20,147,007 (b)	$20,146,459
9,230,476	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $9,230,599 (d)	9,230,476
100,732,293	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $100,733,720 (c)	100,732,293
40,292,917	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $40,294,171 (e)	40,292,917
60,439,376	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $60,441,374 (f)	60,439,376
14,102,521	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $14,102,686 (g)	14,102,521
120,878,752	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $120,880,565 (h)	120,878,752
80,585,835	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $80,588,812 (i)	80,585,835
221,611,045	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $221,614,184 (j)	221,611,045
18,262,755	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $18,262,999 (k)	18,262,755
Total Investments (Cost $686,282,429) †		686,282,429
Liabilities in excess of other assets — (18.6%)		(107,815,332)
Net Assets — 100.0%		$578,467,097

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $175,326,742.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $20,549,388. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $102,746,939. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $9,415,086. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $41,098,919. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $61,648,434. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $14,384,655. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $123,296,421. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $82,197,740. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $226,043,603. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $18,628,063. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	1,358	06/19/09	$68,049,380	$(415,444)

Cash collateral in the amount of $7,725,843 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	$(272,677,650)	$(18,035,766)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(244,216,926)	(14,790,279)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(217,266,372)	(15,223,638)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(354,832,128)	(41,332,448)
	$(1,088,993,076)	$(89,382,131)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Russell1000 Value

Principal Amount		Value
	Repurchase Agreements (a) — 121.7%
$455,036	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $455,048 (b)	$455,036
208,483	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $208,486 (d)	208,483
2,275,179	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $2,275,211 (c)	2,275,179
910,071	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $910,099 (e)	910,071
1,365,107	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $1,365,152 (f)	1,365,107
318,525	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $318,529 (g)	318,525
2,730,215	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $2,730,256 (h)	2,730,215
1,820,143	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $1,820,210 (i)	1,820,143
5,005,393	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $5,005,464 (j)	5,005,393
412,490	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $412,495 (k)	412,490
Total Investments (Cost $15,500,642) †		15,500,642
Liabilities in excess of other assets — (21.7%)		(2,764,173)
Net Assets — 100.0%		$12,736,469

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $4,295,783.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $464,137. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $2,320,683. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $212,653. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $928,276. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $1,392,415. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $324,897. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $2,784,820. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $1,856,550. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $5,105,508. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $420,741. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	$(2,130,185)	$(151,909)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(818,623)	(153,364)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(22,300,489)	(2,429,354)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	(428,947)	3,617
	$(25,678,244)	$(2,731,010)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Russell1000 Growth

Principal Amount		Value
	Repurchase Agreements (a) — 118.1%
$598,027	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $598,043 (b)	$598,027
273,997	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $274,001 (d)	273,997
2,990,134	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $2,990,176 (c)	2,990,134
1,196,054	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $1,196,091 (e)	1,196,054
1,794,080	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $1,794,139 (f)	1,794,080
418,619	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $418,624 (g)	418,619
3,588,161	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $3,588,215 (h)	3,588,161
2,392,107	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $2,392,195 (i)	2,392,107
6,578,295	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $6,578,388 (j)	6,578,295
542,111	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $542,118 (k)	542,111
Total Investments (Cost $20,371,585) †		20,371,585
Liabilities in excess of other assets — (18.1%)		(3,120,387)
Net Assets — 100.0%		$17,251,198

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $5,346,567.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $609,988. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $3,049,937. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $279,477. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $1,219,979. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $1,829,970. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $426,994. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $3,659,927. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $2,439,955. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $6,709,871. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $552,955. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	$(853,107)	$(170,391)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(567,984)	(107,857)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	(10,368,641)	(588,852)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(23,137,785)	(2,218,241)
	$(34,927,517)	$(3,085,341)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Russell MidCap Value

Principal Amount		Value
	Repurchase Agreements (a) — 122.9%
$147,446	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $147,450 (b)	$147,446
67,555	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $67,556 (d)	67,555
737,228	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $737,238 (c)	737,228
294,891	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $294,900 (e)	294,891
442,337	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $442,352 (f)	442,337
103,212	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $103,213 (g)	103,212
884,673	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $884,686 (h)	884,673
589,782	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $589,804 (i)	589,782
1,621,901	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $1,621,924 (j)	1,621,901
133,659	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $133,661 (k)	133,659
Total Investments (Cost $5,022,684) †		5,022,684
Liabilities in excess of other assets — (22.9%)		(936,598)
Net Assets — 100.0%		$4,086,086

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $1,172,719.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $150,395. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $751,973. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $68,906. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $300,790. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $451,186. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $105,277. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $902,367. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $601,579. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $1,654,341. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $136,333. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	$(1,324,490)	$(104,301)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(939,554)	(116,888)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(5,159,061)	(691,494)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	(815,368)	1,588
	$(8,238,473)	$(911,095)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Russell MidCap Growth

Principal Amount		Value
	Repurchase Agreements (a) — 121.2%
$242,340	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $242,347 (b)	$242,340
111,033	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $111,034 (d)	111,033
1,211,700	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $1,211,717 (c)	1,211,700
484,680	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $484,695 (e)	484,680
727,020	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $727,044 (f)	727,020
169,638	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $169,640 (g)	169,638
1,454,040	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $1,454,062 (h)	1,454,040
969,360	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $969,396 (i)	969,360
2,665,740	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $2,665,778 (j)	2,665,740
219,681	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $219,684 (k)	219,681
Total Investments (Cost $8,255,232) †		8,255,232
Liabilities in excess of other assets — (21.2%)		(1,446,239)
Net Assets — 100.0%		$6,808,993

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $2,416,489.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $247,187. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $1,235,934. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $113,254. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $494,375. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $741,564. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $173,032. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $1,483,122. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $988,749. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $2,719,059. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $224,075. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	$(2,124,251)	$(211,096)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(1,222,329)	(180,473)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(7,979,311)	(1,006,788)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	(2,410,640)	(20,383)
	$(13,736,531)	$(1,418,740)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Russell2000 Value

Principal Amount		Value
	Repurchase Agreements (a) — 116.0%
$502,834	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $502,848 (b)	$502,834
230,383	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $230,386 (d)	230,383
2,514,170	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $2,514,206 (c)	2,514,170
1,005,668	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $1,005,699 (e)	1,005,668
1,508,502	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $1,508,552 (f)	1,508,502
351,984	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $351,988 (g)	351,984
3,017,002	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $3,017,049 (h)	3,017,002
2,011,336	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $2,011,410 (i)	2,011,336
5,531,174	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $5,531,252 (j)	5,531,174
455,819	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $455,825 (k)	455,819
Total Investments (Cost $17,128,872) †		17,128,872
Liabilities in excess of other assets — (16.0%)		(2,360,412)
Net Assets — 100.0%		$14,768,460

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $5,826,939.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $512,891. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $2,564,453. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $234,991. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $1,025,785. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $1,538,679. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $359,026. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $3,077,346. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $2,051,567. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $5,641,806. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $464,937. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	$(8,360,421)	$(653,430)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(6,916,088)	(533,282)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(6,700,930)	(740,448)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	(7,948,185)	(402,411)
	$(29,925,624)	$(2,329,571)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Russell2000 Growth

Principal Amount		Value
	Repurchase Agreements (a) — 119.2%
$399,991	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $400,002 (b)	$399,991
183,264	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $183,266 (d)	183,264
1,999,957	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $1,999,985 (c)	1,999,957
799,983	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $800,008 (e)	799,983
1,199,974	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $1,200,014 (f)	1,199,974
279,994	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $279,997 (g)	279,994
2,399,949	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $2,399,985 (h)	2,399,949
1,599,966	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $1,600,025 (i)	1,599,966
4,399,906	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $4,399,968 (j)	4,399,906
362,592	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $362,597 (k)	362,592
Total Investments (Cost $13,625,576) †		13,625,576
Liabilities in excess of other assets — (19.2%)		(2,193,554)
Net Assets — 100.0%		$11,432,022

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $4,492,896.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $407,991. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $2,039,956. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $186,929. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $815,986. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $1,223,979. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $285,596. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $2,447,950. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $1,631,969. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $4,487,911. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $369,845. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	$(7,765,131)	$(589,812)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(4,854,013)	(584,095)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(4,544,196)	(555,936)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	(5,919,422)	(435,856)
	$(23,082,762)	$(2,165,699)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Short Financials

Principal Amount		Value
	Repurchase Agreements (a) — 108.7%
$5,022,236	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $5,022,373 (b)	$5,022,236
2,301,031	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $2,301,062 (d)	2,301,031
25,111,178	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $25,111,534 (c)	25,111,178
10,044,471	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $10,044,783 (e)	10,044,471
15,066,707	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $15,067,205 (f)	15,066,707
3,515,565	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $3,515,606 (g)	3,515,565
30,133,413	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $30,133,865 (h)	30,133,413
20,088,942	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $20,089,684 (i)	20,088,942
55,244,591	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $55,245,374 (j)	55,244,591
4,552,654	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $4,552,715 (k)	4,552,654
Total Investments (Cost $171,080,788) †		171,080,788
Liabilities in excess of other assets — (8.7%)		(13,710,015)
Net Assets — 100.0%		$157,370,773

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $37,655,528.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $5,122,681. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $25,613,402. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $2,347,052. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $10,245,396. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $15,368,108. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $3,585,897. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $30,736,105. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $20,490,768. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $56,349,567. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $4,643,720. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	$(56,861,891)	$(5,173,475)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(32,035,397)	—
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(23,557,509)	(7,088,972)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(44,955,795)	(10,174,025)
	$(157,410,592)	$(22,436,472)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Short Oil & Gas

Principal Amount		Value
	Repurchase Agreements (a) — 106.3%
$138,441	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $138,445 (b)	$138,441
63,429	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $63,430 (d)	63,429
692,203	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $692,213 (c)	692,203
276,881	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $276,890 (e)	276,881
415,322	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $415,336 (f)	415,322
96,908	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $96,909 (g)	96,908
830,644	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $830,656 (h)	830,644
553,763	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $553,783 (i)	553,763
1,522,849	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $1,522,871 (j)	1,522,849
125,496	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $125,498 (k)	125,496
Total Investments (Cost $4,715,936) †		4,715,936
Liabilities in excess of other assets — (6.3%)		(280,506)
Net Assets — 100.0%		$4,435,430

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $609,240.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $141,210. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $706,047. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $64,698. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $282,420. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $423,630. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $98,847. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $847,258. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $564,840. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $1,553,307. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $128,006. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	$(674,778)	$—
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(192,755)	(27,157)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,309,126)	(242,298)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(2,275,122)	(282,715)
	$(4,451,781)	$(552,170)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Basic Materials

Principal Amount		Value
	Repurchase Agreements (a) — 155.9%
$2,868,472	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $2,868,550 (b)	$2,868,472
1,314,245	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,314,263 (d)	1,314,245
14,342,367	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $14,342,570 (c)	14,342,367
5,736,947	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $5,737,125 (e)	5,736,947
8,605,420	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $8,605,704 (f)	8,605,420
2,007,931	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $2,007,954 (g)	2,007,931
17,210,841	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $17,211,099 (h)	17,210,841
11,473,894	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $11,474,318 (i)	11,473,894
31,553,208	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $31,553,655 (j)	31,553,208
2,600,270	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $2,600,305 (k)	2,600,270
Total Investments (Cost $97,713,595) †		97,713,595
Liabilities in excess of other assets — (55.9%)		(35,021,457)
Net Assets — 100.0%		$62,692,138

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $43,736,493, including $5,978,193 related to Lehman. See Note 14 to the financial statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $2,925,842. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $14,629,214. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $1,340,530. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $5,851,706. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $8,777,567. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $2,048,102. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $17,555,071. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $11,703,399. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $32,184,320. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $2,652,283. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	$(20,210,627)	$(3,436,728)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(9,688,113)	(2,796,221)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	(35,479,074)	(10,591,774)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(60,041,508)	(12,185,630)
	$(125,419,322)	$(29,010,353)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Consumer Goods

Principal Amount		Value
	Repurchase Agreements (a) — 123.0%
$710,605	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $710,624 (b)	$710,605
325,577	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $325,581 (d)	325,577
3,553,023	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $3,553,073 (c)	3,553,023
1,421,209	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $1,421,253 (e)	1,421,209
2,131,814	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $2,131,884 (f)	2,131,814
497,422	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $497,429 (g)	497,422
4,263,627	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $4,263,691 (h)	4,263,627
2,842,418	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $2,842,523 (i)	2,842,418
7,816,649	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $7,816,761 (j)	7,816,649
644,163	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $644,172 (k)	644,163
Total Investments (Cost $24,206,507) †		24,206,507
Liabilities in excess of other assets — (23.0%)		(4,532,968)
Net Assets — 100.0%		$19,673,539

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $7,906,709.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $724,817. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $3,624,083. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $332,089. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $1,449,638. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $2,174,460. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $507,374. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $4,348,903. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $2,899,273. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $7,972,995. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $657,048. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	$(5,542,556)	$(304,712)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(5,448,675)	(285,535)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	(18,779,838)	(2,867,404)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(9,901,318)	(944,540)
	$(39,672,387)	$(4,402,191)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Consumer Services

Principal Amount		Value
	Repurchase Agreements (a) — 123.0%
$2,615,657	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $2,615,728 (b)	$2,615,657
1,198,412	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,198,428 (d)	1,198,412
13,078,283	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $13,078,468 (c)	13,078,283
5,231,313	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $5,231,476 (e)	5,231,313
7,846,970	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $7,847,229 (f)	7,846,970
1,830,959	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $1,830,980 (g)	1,830,959
15,693,940	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $15,694,175 (h)	15,693,940
10,462,626	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $10,463,013 (i)	10,462,626
28,772,223	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $28,772,631 (j)	28,772,223
2,371,091	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $2,371,123 (k)	2,371,091
Total Investments (Cost $89,101,474) †		89,101,474
Liabilities in excess of other assets — (23.0%)		(16,687,992)
Net Assets — 100.0%		$72,413,482

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $32,856,088.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $2,667,970. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $13,339,849. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $1,222,380. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $5,335,958. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $8,003,944. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $1,867,590. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $16,007,831. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $10,671,903. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $29,347,711. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $2,418,520. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	$(31,196,431)	$(1,212,938)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(11,111,205)	(1,022,160)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	(49,397,794)	(8,515,334)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(55,113,551)	(5,308,025)
	$(146,818,981)	$(16,058,457)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Financials

Principal Amount		Value
	Repurchase Agreements (a) — 140.8%
$49,788,487	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $49,789,842 (b)	$49,788,487
22,811,523	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $22,811,827 (d)	22,811,523
248,942,437	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $248,945,964 (c)	248,942,437
99,576,975	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $99,580,073 (e)	99,576,975
149,365,462	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $149,370,399 (f)	149,365,462
34,851,941	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $34,852,348 (g)	34,851,941
298,730,924	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $298,735,405 (h)	298,730,924
199,153,950	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $199,161,308 (i)	199,153,950
547,673,362	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $547,681,121 (j)	547,673,362
45,133,238	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $45,133,840 (k)	45,133,238
Total Investments (Cost $1,696,028,299) †		1,696,028,299
Liabilities in excess of other assets — (40.8%)		(491,755,027)
Net Assets — 100.0%		$1,204,273,272

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $690,509,342.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $50,784,257. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $253,921,286. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $23,267,755. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $101,568,870. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $152,353,439. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $35,549,187. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $304,705,774. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $203,137,494. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $558,627,662. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $46,036,034. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	$(479,509,839)	$(22,660,229)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	(220,528,666)	(42,663,279)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(34,351,566)	—
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(426,698,959)	(128,403,091)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(1,265,914,818)	(286,423,374)
	$(2,427,003,848)	$(480,149,973)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Health Care

Principal Amount		Value
	Repurchase Agreements (a) — 112.9%
$408,937	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $408,948 (b)	$408,937
187,362	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $187,364 (d)	187,362
2,044,684	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $2,044,713 (c)	2,044,684
817,874	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $817,899 (e)	817,874
1,226,810	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $1,226,851 (f)	1,226,810
286,256	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $286,259 (g)	286,256
2,453,621	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $2,453,658 (h)	2,453,621
1,635,747	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $1,635,807 (i)	1,635,747
4,498,304	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $4,498,368 (j)	4,498,304
370,700	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $370,705 (k)	370,700
Total Investments (Cost $13,930,295) †		13,930,295
Liabilities in excess of other assets — (12.9%)		(1,594,733)
Net Assets — 100.0%		$12,335,562

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $3,719,998.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $417,116. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $2,085,578. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $191,109. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $834,234. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $1,251,352. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $291,983. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $2,502,695. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $1,668,466. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $4,588,277. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $378,116. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	$(2,367,231)	$(137,535)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(2,330,490)	(220,243)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	(7,494,740)	(525,068)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(12,638,901)	(683,945)
	$(24,831,362)	$(1,566,791)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Industrials

Principal Amount		Value
	Repurchase Agreements (a) — 116.3%
$1,221,014	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $1,221,047 (b)	$1,221,014
559,430	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $559,437 (d)	559,430
6,105,070	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $6,105,156 (c)	6,105,070
2,442,028	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $2,442,104 (e)	2,442,028
3,663,042	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $3,663,163 (f)	3,663,042
854,710	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $854,720 (g)	854,710
7,326,084	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $7,326,194 (h)	7,326,084
4,884,056	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $4,884,236 (i)	4,884,056
13,431,156	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $13,431,346 (j)	13,431,156
1,106,849	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,106,864 (k)	1,106,849
Total Investments (Cost $41,593,439) †		41,593,439
Liabilities in excess of other assets — (16.3%)		(5,843,591)
Net Assets — 100.0%		$35,749,848

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $16,945,834, including $966,762 related to Lehman. See Note 14 to the financial statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $1,245,434. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $6,227,171. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $570,619. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $2,490,877. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $3,736,319. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $871,809. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $7,472,611. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $4,981,749. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $13,699,799. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $1,128,989. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swaps Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	$(22,681,724)	$(836,493)
Equity Index Swaps Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(16,736,783)	(1,088,537)
Equity Index Swaps Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	(15,072,536)	(3,531,847)
Equity Index Swaps Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(17,565,862)	(2,646,584)
	$(72,056,905)	$(8,103,461)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Oil & Gas

Principal Amount		Value
	Repurchase Agreements (a) — 116.4%
$7,504,963	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $7,505,167 (b)	$7,504,963
3,438,539	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $3,438,585 (d)	3,438,539
37,524,814	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $37,525,346 (c)	37,524,814
15,009,926	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $15,010,393 (e)	15,009,926
22,514,889	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $22,515,633 (f)	22,514,889
5,253,474	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $5,253,535 (g)	5,253,474
45,029,777	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $45,030,452 (h)	45,029,777
30,019,852	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $30,020,961 (i)	30,019,852
82,554,591	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $82,555,761 (j)	82,554,591
6,803,245	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $6,803,336 (k)	6,803,245
Total Investments (Cost $255,654,070) †		255,654,070
Liabilities in excess of other assets — (16.4%)		(36,086,789)
Net Assets — 100.0%		$219,567,281

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $98,652,998, including $6,142,637 related to Lehman. See Note 14 to the financial statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $7,655,062. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $38,275,310. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $3,507,310. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $15,310,178. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $22,965,287. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $5,358,575. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $45,930,407. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $30,620,319. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $84,205,809. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $6,939,330. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	$(79,347,031)	$(7,176,557)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(44,852,291)	—
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	(19,220,344)	(1,601,645)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(102,475,934)	(18,966,628)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(193,385,398)	(24,030,783)
	$(439,280,998)	$(51,775,613)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Real Estate

Principal Amount		Value
	Repurchase Agreements (a) — 139.8%
$50,870,562	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $50,871,947 (b)	$50,870,562
23,307,295	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $23,307,606 (d)	23,307,295
254,352,803	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $254,356,406 (c)	254,352,803
101,741,121	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $101,744,286 (e)	101,741,121
152,611,682	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $152,616,727 (f)	152,611,682
35,609,392	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $35,609,807 (g)	35,609,392
305,223,364	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $305,227,942 (h)	305,223,364
203,482,242	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $203,489,760 (i)	203,482,242
559,576,167	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $559,584,094 (j)	559,576,167
46,114,137	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $46,114,752 (k)	46,114,137
Total Investments (Cost $1,732,888,765) †		1,732,888,765
Liabilities in excess of other assets — (39.8%)		(493,704,021)
Net Assets — 100.0%		$1,239,184,744

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $729,925,943.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $51,887,972. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $259,439,859. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $23,773,443. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $103,776,307. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $155,664,598. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $36,321,791. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $311,328,068. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $207,552,362. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $570,768,542. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $47,036,554. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	$(298,755,010)	$(31,167,953)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(276,099,269)	(70,593,514)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(137,934,256)	—
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	(556,987,790)	(128,177,646)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(1,228,143,056)	(315,470,350)
	$(2,497,919,381)	$(545,409,463)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Semiconductors

Principal Amount		Value
	Repurchase Agreements (a) — 113.2%
$1,147,301	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $1,147,332 (b)	$1,147,301
525,657	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $525,664 (d)	525,657
5,736,505	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $5,736,586 (c)	5,736,505
2,294,602	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $2,294,673 (e)	2,294,602
3,441,903	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $3,442,017 (f)	3,441,903
803,111	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $803,120 (g)	803,111
6,883,806	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $6,883,909 (h)	6,883,806
4,589,204	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $4,589,374 (i)	4,589,204
12,620,313	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $12,620,492 (j)	12,620,313
1,040,028	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,040,042 (k)	1,040,028
Total Investments (Cost $39,082,430) †		39,082,430
Liabilities in excess of other assets — (13.2%)		(4,551,538)
Net Assets — 100.0%		$34,530,892

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $15,511,406.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $1,170,247. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $5,851,235. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $536,170. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $2,340,502. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $3,510,756. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $819,178. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $7,021,487. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $4,680,999. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $12,872,737. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $1,060,832. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	$(20,529,524)	$(2,393,445)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(20,475,177)	(1,728,004)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	(12,549,318)	(1,820,349)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(16,446,025)	(1,522,494)
	$(70,000,044)	$(7,464,292)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Technology

Principal Amount		Value
	Repurchase Agreements (a) — 130.4%
$1,393,082	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $1,393,120 (b)	$1,393,082
638,267	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $638,276 (d)	638,267
6,965,411	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $6,965,510 (c)	6,965,411
2,786,164	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $2,786,251 (e)	2,786,164
4,179,247	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $4,179,385 (f)	4,179,247
975,158	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $975,169 (g)	975,158
8,358,494	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $8,358,619 (h)	8,358,494
5,572,329	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $5,572,535 (i)	5,572,329
15,323,905	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $15,324,122 (j)	15,323,905
1,262,828	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,262,845 (k)	1,262,828
Total Investments (Cost $47,454,885) †		47,454,885
Liabilities in excess of other assets — (30.4%)		(11,063,958)
Net Assets — 100.0%		$36,390,927

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $16,907,153, including $1,164,835 related to Lehman. See Note 14 to the financial statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $1,420,944. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $7,104,719. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $651,032. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $2,841,898. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $4,262,851. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $994,667. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $8,525,670. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $5,683,789. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $15,630,406. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $1,288,088. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	$(13,289,699)	$(618,681)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(12,314,964)	(1,589,781)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	(25,240,136)	(4,839,335)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(22,769,936)	(2,811,911)
	$(73,614,735)	$(9,859,708)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Telecommunications

Principal Amount		Value
	Repurchase Agreements (a) — 109.7%
$74,880	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $74,882 (b)	$74,880
34,307	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $34,307 (d)	34,307
374,397	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $374,402 (c)	374,397
149,759	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $149,764 (e)	149,759
224,638	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $224,645 (f)	224,638
52,416	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $52,417 (g)	52,416
449,276	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $449,283 (h)	449,276
299,518	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $299,529 (i)	299,518
823,673	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $823,685 (j)	823,673
67,878	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $67,879 (k)	67,878
Total Investments (Cost $2,550,742) †		2,550,742
Liabilities in excess of other assets — (9.7%)		(225,415)
Net Assets — 100.0%		$2,325,327

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $578,581.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $76,377. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $381,885. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $34,993. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $152,755. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $229,132. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $53,465. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $458,262. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $305,509. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $840,148. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $69,236. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(775,574)	$(13,575)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(364,065)	2,980
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(2,178,089)	(190,918)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,411,195)	25,123
	$(4,728,923)	$(176,390)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort Utilities

Principal Amount		Value
	Repurchase Agreements (a) — 120.3%
$435,077	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $435,089 (b)	$435,077
199,339	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $199,342 (d)	199,339
2,175,386	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $2,175,417 (c)	2,175,386
870,154	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $870,181 (e)	870,154
1,305,232	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $1,305,275 (f)	1,305,232
304,554	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $304,558 (g)	304,554
2,610,464	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $2,610,503 (h)	2,610,464
1,740,309	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $1,740,373 (i)	1,740,309
4,785,849	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $4,785,917 (j)	4,785,849
394,397	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $394,402 (k)	394,397
Total Investments (Cost $14,820,761) †		14,820,761
Liabilities in excess of other assets — (20.3%)		(2,502,558)
Net Assets — 100.0%		$12,318,203

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $4,841,769, including $383,593 related to Lehman. See Note 14 to the financial statements.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $443,779. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $2,218,894. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $203,326. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $887,560. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $1,331,342. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $310,647. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $2,662,674. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $1,775,119. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $4,881,573. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $402,286. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	$(3,202,633)	$(229,426)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(2,024,628)	(110,688)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	(9,150,986)	(1,234,672)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(10,424,268)	(514,796)
	$(24,802,515)	$(2,089,582)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Short MSCI EAFE

Principal Amount		Value
	Repurchase Agreements (a) — 116.5%
$2,068,429	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $2,068,485 (b)	$2,068,429
947,689	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $947,702 (d)	947,689
10,342,144	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $10,342,291 (c)	10,342,144
4,136,858	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $4,136,987 (e)	4,136,858
6,205,286	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $6,205,491 (f)	6,205,286
1,447,900	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $1,447,917 (g)	1,447,900
12,410,573	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $12,410,759 (h)	12,410,573
8,273,715	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $8,274,021 (i)	8,273,715
22,752,716	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $22,753,038 (j)	22,752,716
1,875,030	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,875,055 (k)	1,875,030
Total Investments (Cost $70,460,340) †		70,460,340
Liabilities in excess of other assets — (16.5%)		(9,999,019)
Net Assets — 100.0%		$60,461,321

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $13,684,422.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $2,109,798. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $10,548,987. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $966,643. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $4,219,610. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $6,329,419. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $1,476,867. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $12,658,794. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $8,439,209. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $23,207,805. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $1,912,536. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI EAFE had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index	$(13,347,580)	$(1,289,500)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index	(10,172,958)	(1,117,482)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index	(37,390,741)	(7,504,323)
	$(60,911,279)	$(9,911,305)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Short MSCI Emerging Markets

Principal Amount		Value
	Repurchase Agreements (a) — 117.7%
$1,890,200	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $1,890,251 (b)	$1,890,200
866,030	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $866,042 (d)	866,030
9,450,998	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $9,451,132 (c)	9,450,998
3,780,399	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $3,780,517 (e)	3,780,399
5,670,599	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $5,670,786 (f)	5,670,599
1,323,140	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $1,323,155 (g)	1,323,140
11,341,198	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $11,341,368 (h)	11,341,198
7,560,798	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $7,561,077 (i)	7,560,798
20,792,196	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $20,792,491 (j)	20,792,196
1,713,465	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,713,488 (k)	1,713,465
Total Investments (Cost $64,389,023) †		64,389,023
Liabilities in excess of other assets — (17.7%)		(9,688,492)
Net Assets — 100.0%		$54,700,531

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $12,017,176.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $1,928,004. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $9,640,018. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $883,351. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $3,856,020. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $5,784,036. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $1,349,611. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $11,568,031. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $7,712,032. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $21,208,072. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $1,747,739. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI Emerging Markets had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index	$(13,170,775)	$(1,209,725)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index	(9,640,288)	(802,353)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index	(32,483,046)	(7,605,320)
	$(55,294,109)	$(9,617,398)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort MSCI EAFE

Principal Amount		Value
	Repurchase Agreements (a) — 135.0%
$2,227,478	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $2,227,539 (b)	$2,227,478
1,020,560	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,020,574 (d)	1,020,560
11,137,388	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $11,137,546 (c)	11,137,388
4,454,955	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $4,455,094 (e)	4,454,955
6,682,433	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $6,682,654 (f)	6,682,433
1,559,234	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $1,559,252 (g)	1,559,234
13,364,865	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $13,365,065 (h)	13,364,865
8,909,910	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $8,910,239 (i)	8,909,910
24,502,254	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $24,502,601 (j)	24,502,254
2,019,207	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $2,019,234 (k)	2,019,207
Total Investments (Cost $75,878,284) †		75,878,284
Liabilities in excess of other assets — (35.0%)		(19,672,193)
Net Assets — 100.0%		$56,206,091

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $26,555,107.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $2,272,028. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $11,360,136. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $1,040,971. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $4,544,070. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $6,816,112. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $1,590,428. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $13,632,173. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $9,088,129. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $24,992,335. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $2,059,597. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI EAFE had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index	$(30,214,615)	$(2,979,634)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index	(11,594,491)	(2,216,118)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index	(71,829,963)	(14,416,276)
	$(113,639,069)	$(19,612,028)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort MSCI Emerging Markets

Principal Amount		Value
	Repurchase Agreements (a) — 130.7%
$7,945,314	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $7,945,530 (b)	$7,945,314
3,640,294	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $3,640,343 (d)	3,640,294
39,726,572	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $39,727,135 (c)	39,726,572
15,890,629	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $15,891,123 (e)	15,890,629
23,835,943	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $23,836,731 (f)	23,835,943
5,561,720	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $5,561,785 (g)	5,561,720
47,671,887	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $47,672,602 (h)	47,671,887
31,781,258	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $31,782,432 (i)	31,781,258
87,398,460	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $87,399,698 (j)	87,398,460
7,202,424	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $7,202,520 (k)	7,202,424
Total Investments (Cost $270,654,501) †		270,654,501
Liabilities in excess of other assets — (30.7%)		(63,579,367)
Net Assets — 100.0%		$207,075,134

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $103,629,587.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $8,104,220. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $40,521,103. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $3,713,100. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $16,208,498. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $24,312,768. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $5,672,987. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $48,625,362. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $32,416,957. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $89,146,561. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $7,346,493. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Emerging Markets had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index	$(79,395,145)	$(7,891,207)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index	(50,275,926)	(6,086,747)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index	(36,412,309)	(9,284,356)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index	(31,310,486)	—
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index	(222,332,471)	(52,041,524)
	$(419,726,337)	$(75,303,834)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort MSCI Japan

Principal Amount		Value
	Repurchase Agreements (a) — 117.1%
$454,779	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $454,791 (b)	$454,779
208,365	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $208,368 (d)	208,365
2,273,895	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $2,273,927 (c)	2,273,895
909,558	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $909,586 (e)	909,558
1,364,337	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $1,364,382 (f)	1,364,337
318,345	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $318,349 (g)	318,345
2,728,674	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $2,728,715 (h)	2,728,674
1,819,116	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $1,819,183 (i)	1,819,116
5,002,569	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $5,002,640 (j)	5,002,569
412,257	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $412,262 (k)	412,257
Total Investments (Cost $15,491,895) †		15,491,895
Liabilities in excess of other assets — (17.1%)		(2,264,106)
Net Assets — 100.0%		$13,227,789

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $4,237,387.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $463,875. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $2,319,373. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $212,532. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $927,752. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $1,391,630. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $324,714. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $2,783,250. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $1,855,503. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $5,102,628. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $420,503. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Japan had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index	$(10,285,243)	$(472,920)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index	(5,071,889)	(330,567)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index	(11,386,538)	(1,439,823)
	$(26,743,670)	$(2,243,310)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort FTSE/Xinhua China 25

Principal Amount		Value
	Repurchase Agreements (a) — 113.1%
$5,632,260	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $5,632,413 (b)	$5,632,260
2,580,525	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $2,580,559 (d)	2,580,525
28,161,298	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $28,161,697 (c)	28,161,298
11,264,519	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $11,264,869 (e)	11,264,519
16,896,779	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $16,897,338 (f)	16,896,779
3,942,582	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $3,942,628 (g)	3,942,582
33,793,558	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $33,794,065 (h)	33,793,558
22,529,038	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $22,529,870 (i)	22,529,038
61,954,855	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $61,955,733 (j)	61,954,855
5,105,640	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $5,105,708 (k)	5,105,640
Total Investments (Cost $191,861,054) †		191,861,054
Liabilities in excess of other assets — (13.1%)		(22,175,201)
Net Assets — 100.0%		$169,685,853

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $69,454,153.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $5,744,905. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $28,724,524. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $2,632,136. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $11,489,850. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $17,234,790. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $4,021,457. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $34,469,455. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $22,979,671. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $63,194,046. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $5,207,768. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort FTSE/Xinhua China 25 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE/Xinhua China 25 Index	$(52,858,823)	$(6,013,816)
Equity Index Swap Agreement with UBS AG, based on the FTSE/Xinhua China 25 Index	(51,446,120)	(5,244,021)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE/Xinhua China 25 Index	(39,429,303)	(5,407,009)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE/Xinhua China 25 Index	(37,084,493)	—
Equity Index Swap Agreement with Societe Generale, based on the FTSE/Xinhua China 25 Index	(161,851,971)	(34,231,732)
	$(342,670,710)	$(50,896,578)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort 7-10 Year Treasury

Principal Amount		Value
	Repurchase Agreements (a) — 73.7%
$9,643,010	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $9,643,273 (b)	$9,643,010
4,418,125	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $4,418,184 (d)	4,418,125
48,215,052	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $48,215,735 (c)	48,215,052
19,286,021	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $19,286,621 (e)	19,286,021
28,929,031	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $28,929,987 (f)	28,929,031
6,750,107	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $6,750,186 (g)	6,750,107
57,858,062	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $57,858,930 (h)	57,858,062
38,572,042	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $38,573,467 (i)	38,572,042
106,073,115	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $106,074,618 (j)	106,073,115
8,741,384	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $8,741,501 (k)	8,741,384
Total Investments (Cost $328,485,949) †		328,485,949
Other assets less liabilities — 26.3%		117,336,411
Net Assets — 100.0%		$445,822,360

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $63,396,325.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $9,835,870. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $49,179,353. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $4,506,488. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $19,671,810. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $29,507,741. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $6,885,149. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $59,015,268. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $39,343,573. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $108,194,739. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $8,916,237. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Note Futures Contracts	225	09/21/09	$26,325,000	$(42,496)

Cash collateral in the amount of $1,166,400 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	$(392,729,843)	$7,164,170
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(360,776,320)	5,219,171
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	(114,253,105)	2,025,926
	$(867,759,268)	$14,409,267

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

UltraShort 20+ Year Treasury

Principal Amount		Value
	Repurchase Agreements (a) — 77.3%
$92,129,796	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $92,132,304 (b)	$92,129,796
42,210,983	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $42,211,546 (d)	42,210,983
460,648,978	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $460,655,504 (c)	460,648,978
184,259,591	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $184,265,324 (e)	184,259,591
276,389,387	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $276,398,523 (f)	276,389,387
64,490,857	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $64,491,609 (g)	64,490,857
552,778,774	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $552,787,066 (h)	552,778,774
368,519,182	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $368,532,797 (i)	368,519,182
1,013,427,751	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $1,013,442,109 (j)	1,013,427,751
83,515,613	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $83,516,727 (k)	83,515,613
Total Investments (Cost $3,138,370,912) †		3,138,370,912
Other assets less liabilities — 22.7%		919,839,523
Net Assets — 100.0%		$4,058,210,435

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $612,031,537.

(b)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $93,972,392. The investment in the repurchase agreement was through participation in a pooled account.

(c)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $469,861,957. The investment in the repurchase agreement was through participation in a pooled account.

(d)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $43,055,202. The investment in the repurchase agreement was through participation in a pooled account.

(e)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $187,945,442. The investment in the repurchase agreement was through participation in a pooled account.

(f)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $281,918,410. The investment in the repurchase agreement was through participation in a pooled account.

(g)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $65,781,061. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(h)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $563,834,780. The investment in the repurchase agreement was through participation in a pooled account.

(i)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $375,890,429. The investment in the repurchase agreement was through participation in a pooled account.

(j)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $1,033,697,852. The investment in the repurchase agreement was through participation in a pooled account.

(k)  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $85,186,171. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	2,822	09/21/09	$332,025,938	$(2,661,366)

Cash collateral in the amount of $18,403,221 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	$(3,779,428,927)	$73,089,197
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(2,347,949,326)	65,757,007
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital 20+ Year U.S. Treasury Bond Index	(1,784,421,772)	32,747,304
	$(7,911,800,025)	$171,593,508

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities

May 31, 2009

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra MidCap400	Ultra SmallCap600	Ultra Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$971,974,043	$566,870,619	$2,140,462,105	$128,305,532	$45,494,255	$239,204,003
Securities, at value	935,645,782	515,324,305	2,080,800,612	136,518,261	48,134,407	273,925,423
Repurchase agreements, at value	86,455,622	52,377,898	158,932,659	16,970,666	1,799,187	16,621,847
Total Investment Securities	1,022,101,404	567,702,203	2,239,733,271	153,488,927	49,933,594	290,547,270
Cash	—	—	—	—	—	1,702
Segregated cash balances with brokers for futures contracts	18,818,084	12,050,186	27,738,165	1,852,568	—	3,445,511
Segregated cash balances with custodian for swap agreements	3,511	86,453	152,802	—	—	889
Dividends and interest receivable	1,141,313	2,501,416	6,174,382	193,936	35,144	263,359
Receivable for investments sold	28,296,804	—	25,498,463	—	5,433,601	1,993,543
Due from counterparty	4,157,010	193,626	419,325	—	—	—
Receivable for capital shares issued	—	4,283,490	—	—	—	—
Receivable from Advisor	—	—	—	—	108	—
Receivable for variation margin on futures contracts	2,219,601	1,464,403	4,748,691	289,187	—	922,106
Unrealized appreciation on swap agreements	60,963,550	25,861,117	151,666,660	6,074,289	4,033,081	15,516,841
Prepaid expenses	7,271	3,475	14,139	958	270	1,341
Total Assets	1,137,708,548	614,146,369	2,456,145,898	161,899,865	59,435,798	312,692,562
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	38,355	112,897	97,451	1,696,156
Payable for capital shares redeemed	54,923,123	8,558,536	45,936,271	—	2,930,616	1,354,930
Advisory fees payable	470,844	312,042	1,604,637	90,366	—	84,026
Management Services fees payable	92,052	52,770	154,618	13,967	—	26,178
Custodian fees payable	51,674	19,196	174,211	38,526	27,285	117,975
Administration fees payable	24,278	20,617	28,648	13,283	12,105	18,376
Trustee fees payable	3,297	2,038	8,533	629	165	1,075
Licensing fees payable	489,837	41,578	4,666	4,667	4,666	11,172
Professional fees payable	38,190	29,253	71,797	19,556	16,705	22,208
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	491,204	2,033,361	8,453,920	2,464,574	1,774,802	5,333,700
Due to counterparty	389,248	536,480	1,282,654	237,198	—	844
Other liabilities	126,907	72,226	358,247	8,787	7,016	35,802
Total Liabilities	57,100,654	11,678,097	58,116,557	3,004,450	4,870,811	8,702,442
NET ASSETS	$1,080,607,894	$602,468,272	$2,398,029,341	$158,895,415	$54,564,987	$303,990,120
NET ASSETS CONSIST OF:
Paid in Capital	$2,243,869,982	$1,076,908,709	$3,867,310,215	$242,012,023	$93,396,616	$520,643,672
Accumulated undistributed net investment income (loss)	(709,400)	2,705,890	6,371,003	(36,773)	21,879	26,826
Accumulated net realized gains (losses) on investments	(1,281,178,325)	(504,814,910)	(1,731,574,234)	(112,855,729)	(45,551,126)	(286,057,094)
Net unrealized appreciation (depreciation) on:
Investments	50,127,361	831,584	99,271,166	25,183,395	4,439,339	51,343,267
Futures contracts	8,025,930	3,009,243	13,438,451	982,784	—	7,850,308
Swap agreements	60,472,346	23,827,756	143,212,740	3,609,715	2,258,279	10,183,141
NET ASSETS	$1,080,607,894	$602,468,272	$2,398,029,341	$158,895,415	$54,564,987	$303,990,120
Shares (unlimited number of shares authorized, no par value)	29,925,000	20,625,000	91,500,000	5,925,000	2,700,000	16,200,000
Net Asset Value	$36.11	$29.21	$26.21	$26.82	$20.21	$18.76

See accompanying notes to the financial statements.

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$18,122,874	$23,750,157	$11,749,584	$12,806,443	$16,280,135	$18,977,459
Securities, at value	18,791,751	25,521,023	12,627,482	13,709,781	15,860,980	20,655,982
Repurchase agreements, at value	547,703	1,310,453	288,483	654,222	2,038,301	938,964
Total Investment Securities	19,339,454	26,831,476	12,915,965	14,364,003	17,899,281	21,594,946
Cash	—	—	—	—	—	294
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	141
Dividends and interest receivable	56,401	49,494	29,304	18,198	22,065	9,762
Receivable for investments sold	156,234	324,496	107,498	62,153	146,591	121,506
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	31,294	21,938	34,474	20,252	50,065	27,275
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	1,566,079	1,962,399	1,202,502	1,174,006	1,168,711	1,665,565
Prepaid expenses	128	165	106	78	115	109
Total Assets	21,149,590	29,189,968	14,289,849	15,638,690	19,286,828	23,419,598
LIABILITIES:
Cash overdraft	—	—	—	—	38	—
Payable for investments purchased	158,997	50,664	108,879	61,201	131,023	84,739
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	—
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	17,674	17,487	15,399	12,163	53,761	40,096
Administration fees payable	21,308	18,708	23,084	26,128	22,781	21,879
Trustee fees payable	55	138	42	135	52	54
Licensing fees payable	4,667	4,667	4,667	4,667	4,667	4,667
Professional fees payable	16,068	16,187	15,938	15,962	16,015	16,081
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	444,168	—	342,522	56,963	608,095	66,380
Due to counterparty	—	7,611	—	—	—	121
Other liabilities	2,758	2,788	1,942	1,773	2,549	2,952
Total Liabilities	665,695	118,250	512,473	178,992	838,981	236,969
NET ASSETS	$20,483,895	$29,071,718	$13,777,376	$15,459,698	$18,447,847	$23,182,629
NET ASSETS CONSIST OF:
Paid in Capital	$36,114,330	$50,959,672	$23,462,475	$29,962,115	$36,780,193	$41,815,727
Accumulated undistributed net investment income (loss)	62,808	59,391	24,876	5,147	6,576	(16,110)
Accumulated net realized gains (losses) on investments	(18,031,734)	(26,991,063)	(11,736,336)	(17,182,167)	(20,518,684)	(22,833,660)
Net unrealized appreciation (depreciation) on:
Investments	1,216,580	3,081,319	1,166,381	1,557,560	1,619,146	2,617,487
Futures contracts	—	—	—	—	—	—
Swap agreements	1,121,911	1,962,399	859,980	1,117,043	560,616	1,599,185
NET ASSETS	$20,483,895	$29,071,718	$13,777,376	$15,459,698	$18,447,847	$23,182,629
Shares (unlimited number of shares authorized, no par value)	1,275,000	1,125,000	900,000	750,000	1,275,000	1,125,000
Net Asset Value	$16.07	$25.84	$15.31	$20.61	$14.47	$20.61

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

May 31, 2009

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
ASSETS:
Securities and Repurchase Agreements, at cost	$296,844,189	$14,381,469	$10,274,763	$1,933,534,695	$48,139,205	$24,700,638
Securities, at value	401,256,193	14,464,129	10,098,507	2,241,851,312	43,832,265	26,758,978
Repurchase agreements, at value	2,122,648	539,175	1,141,024	144,156,811	2,867,215	1,824,787
Total Investment Securities	403,378,841	15,003,304	11,239,531	2,386,008,123	46,699,480	28,583,765
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	778,215	—	—
Dividends and interest receivable	919,089	12,374	14,208	2,934,947	119,273	81,885
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	2,437,949	68,423	—	5,311,496	196,226	—
Receivable for capital shares issued	8,465,559	—	—	7,547,695	—	—
Receivable from Advisor	—	15,547	16,844	—	—	19,244
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	68,708,543	874,068	520,456	255,958,629	1,745,348	2,486,587
Prepaid expenses	1,425	145	109	5,627	268	156
Total Assets	483,911,406	15,973,861	11,791,148	2,658,544,732	48,760,595	31,171,637
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	10,383,375	—	2,946	3,769,975	—	—
Payable for capital shares redeemed	5,688,889	—	—	15,931,124	—	—
Advisory fees payable	231,205	—	—	1,180,437	11,392	—
Management Services fees payable	36,966	—	—	205,614	3,938	—
Custodian fees payable	14,404	4,327	7,534	89,356	6,017	10,486
Administration fees payable	8,861	21,647	23,302	27,687	11,658	19,160
Trustee fees payable	1,403	52	43	7,732	119	80
Licensing fees payable	33,183	6,139	5,685	169,753	8,013	6,783
Professional fees payable	23,509	15,994	15,959	62,364	16,592	16,262
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	914,542	5,870	230,597	118,128,759	—	840,755
Due to counterparty	—	—	63,846	717,256	39,341	46,885
Other liabilities	46,625	1,932	1,659	339,554	5,761	3,494
Total Liabilities	17,382,962	55,961	351,571	140,629,611	102,831	943,905
NET ASSETS	$466,528,444	$15,917,900	$11,439,577	$2,517,915,121	$48,657,764	$30,227,732
NET ASSETS CONSIST OF:
Paid in Capital	$425,058,895	$21,881,568	$17,372,707	$5,528,929,001	$75,275,068	$38,489,147
Accumulated undistributed net investment income (loss)	894,431	34,650	5,110	867,214	103,408	64,590
Accumulated net realized gains (losses) on investments	(133,753,535)	(7,488,351)	(7,192,867)	(3,602,184,392)	(27,026,335)	(13,854,964)
Net unrealized appreciation (depreciation) on:
Investments	106,534,652	621,835	964,768	452,473,428	(1,439,725)	3,883,127
Futures contracts	—	—	—	—	—	—
Swap agreements	67,794,001	868,198	289,859	137,829,870	1,745,348	1,645,832
NET ASSETS	$466,528,444	$15,917,900	$11,439,577	$2,517,915,121	$48,657,764	$30,227,732
Shares (unlimited number of shares authorized, no par value)	23,475,000	450,000	525,000	610,125,000	1,425,000	1,500,000
Net Asset Value	$19.87	$35.37	$21.79	$4.13	$34.15	$20.15

See accompanying notes to the financial statements.

	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications	Ultra Utilities
ASSETS:
Securities and Repurchase Agreements, at cost	$703,258,780	$381,661,374	$92,309,517	$109,933,842	$9,954,172	$24,751,422
Securities, at value	730,167,542	396,675,956	93,707,418	113,953,909	10,352,409	21,847,538
Repurchase agreements, at value	35,054,293	26,023,690	11,794,972	5,414,039	980,044	2,332,679
Total Investment Securities	765,221,835	422,699,646	105,502,390	119,367,948	11,332,453	24,180,217
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	3,036	107,583	—	—	—	—
Dividends and interest receivable	3,020,739	1,095,032	370,629	255,429	11,529	154,587
Receivable for investments sold	—	—	—	12,957	—	—
Due from counterparty	1,839,746	1,509,308	106,139	—	—	23,064
Receivable for capital shares issued	—	12,025,517	4,090,597	—	—	—
Receivable from Advisor	—	—	—	—	13,310	5,906
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	94,173,799	32,628,038	6,020,528	9,200,283	726,482	1,116,052
Prepaid expenses	3,807	734	335	444	29	176
Total Assets	864,262,962	470,065,858	116,090,618	128,837,061	12,083,803	25,480,002
LIABILITIES:
Cash overdraft	—	1,470	—	—	—	—
Payable for investments purchased	22,525,121	—	9,374,292	—	—	—
Payable for capital shares redeemed	17,404,506	12,041,306	—	—	—	—
Advisory fees payable	453,101	164,108	34,417	38,877	—	—
Management Services fees payable	68,930	30,680	7,603	10,379	—	—
Custodian fees payable	30,481	12,886	6,242	13,504	1,540	3,364
Administration fees payable	22,292	16,993	10,766	11,940	16,366	18,188
Trustee fees payable	2,630	923	304	423	131	158
Licensing fees payable	58,936	24,755	10,641	12,242	5,530	6,641
Professional fees payable	31,745	21,234	17,572	17,898	17,665	16,185
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	5,030,520	5,885,502	735,727	242,145	227,523	251,727
Due to counterparty	—	379,900	399,055	39,280	166,071	—
Other liabilities	88,468	46,697	8,690	11,930	2,355	3,162
Total Liabilities	45,716,730	18,626,454	10,605,309	398,618	437,181	299,425
NET ASSETS	$818,546,232	$451,439,404	$105,485,309	$128,438,443	$11,646,622	$25,180,577
NET ASSETS CONSIST OF:
Paid in Capital	$908,653,351	$579,042,263	$169,228,721	$200,228,862	$15,217,587	$44,784,959
Accumulated undistributed net investment income (loss)	1,628,783	128,056	277,365	87,068	63,937	161,712
Accumulated net realized gains (losses) on investments	(242,842,236)	(195,511,723)	(82,498,451)	(90,269,731)	(5,512,142)	(20,059,214)
Net unrealized appreciation (depreciation) on:
Investments	61,963,055	41,038,272	13,192,873	9,434,106	1,378,281	(571,205)
Futures contracts	—	—	—	—	—	—
Swap agreements	89,143,279	26,742,536	5,284,801	8,958,138	498,959	864,325
NET ASSETS	$818,546,232	$451,439,404	$105,485,309	$128,438,443	$11,646,622	$25,180,577
Shares (unlimited number of shares authorized, no par value)	27,375,000	117,750,000	5,550,000	4,350,000	375,000	900,000
Net Asset Value	$29.90	$3.83	$19.01	$29.53	$31.06	$27.98

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

May 31, 2009

	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$181,974,742	$242,704,892	$1,187,027,215	$32,716,347	$24,338,788	$83,417,797
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	181,974,742	242,704,892	1,187,027,215	32,716,347	24,338,788	83,417,797
Total Investment Securities	181,974,742	242,704,892	1,187,027,215	32,716,347	24,338,788	83,417,797
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	2,788,830	4,459,995	21,111,332	630,692	—	964,719
Segregated cash balances with custodian for swap agreements	—	—	39,541,000	—	—	—
Dividends and interest receivable	1,848	2,466	12,057	332	247	847
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	23,232	—	—
Receivable for capital shares issued	—	—	94,662,550	—	—	—
Receivable from Advisor	—	—	—	760	6,154	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid expenses	1,454	1,524	4,479	1,056	201	501
Total Assets	184,766,874	247,168,877	1,342,358,633	33,372,419	24,345,390	84,383,864
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	37,089	98,985	651,442	—	—	26,926
Management Services fees payable	9,177	18,557	93,468	—	—	5,838
Custodian fees payable	6,210	8,849	25,517	5,024	941	3,188
Administration fees payable	8,752	11,165	20,617	12,038	15,512	7,795
Trustee fees payable	369	603	2,136	280	30	140
Licensing fees payable	39,850	17,491	4,667	4,667	4,666	7,097
Professional fees payable	18,051	20,528	34,434	17,330	16,006	16,916
Payable for variation margin on futures contracts	337,347	527,286	3,341,909	80,170	—	262,710
Unrealized depreciation on swap agreements	9,606,789	10,671,666	51,535,737	2,624,246	1,145,610	5,558,017
Due to counterparty	13,478	1,293,795	4,038,015	—	—	—
Other liabilities	9,926	18,288	115,939	2,843	2,045	6,518
Total Liabilities	10,087,038	12,687,213	59,863,881	2,746,598	1,184,810	5,895,145
NET ASSETS	$174,679,836	$234,481,664	$1,282,494,752	$30,625,821	$23,160,580	$78,488,719
NET ASSETS CONSIST OF:
Paid in Capital	$204,419,291	$248,993,118	$1,424,518,770	$41,847,884	$27,510,057	$97,755,147
Accumulated undistributed net investment income (loss)	(467,077)	(952,291)	(3,036,067)	(159,332)	(90,739)	(273,077)
Accumulated net realized gains (losses) on investments	(18,962,209)	(2,321,206)	(81,421,004)	(8,402,183)	(3,113,128)	(13,158,607)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(703,380)	(566,291)	(6,031,210)	(36,302)	—	(276,727)
Swap agreements	(9,606,789)	(10,671,666)	(51,535,737)	(2,624,246)	(1,145,610)	(5,558,017)
NET ASSETS	$174,679,836	$234,481,664	$1,282,494,752	$30,625,821	$23,160,580	$78,488,719
Shares (unlimited number of shares authorized, no par value)	3,000,000	3,525,000	19,426,429	525,000	450,000	1,350,000
Net Asset Value	$58.23	$66.52	$66.02	$58.33	$51.47	$58.14

See accompanying notes to the financial statements.

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$997,964,339	$620,039,923	$3,835,999,810	$71,159,229	$29,202,638	$686,282,429
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	997,964,339	620,039,923	3,835,999,810	71,159,229	29,202,638	686,282,429
Total Investment Securities	997,964,339	620,039,923	3,835,999,810	71,159,229	29,202,638	686,282,429
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	16,581,542	14,145,781	65,681,931	1,135,216	—	7,725,843
Segregated cash balances with custodian for swap agreements	68,017,000	58,078,546	339,955,337	—	—	—
Dividends and interest receivable	10,137	6,298	38,965	723	297	6,971
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	8,118,653	—	30,365,461	—	—	—
Receivable from Advisor	—	—	—	—	4,106	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid expenses	11,093	3,785	16,563	1,841	400	2,374
Total Assets	1,090,702,764	692,274,333	4,272,058,067	72,297,009	29,207,441	694,017,617
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	23,673,785
Advisory fees payable	321,462	280,889	2,377,135	—	—	188,163
Management Services fees payable	78,551	52,066	316,949	3,737	—	45,653
Custodian fees payable	92,814	28,513	113,544	11,018	2,708	28,057
Administration fees payable	24,439	17,178	27,190	7,393	14,274	16,441
Trustee fees payable	2,306	1,205	7,089	95	43	925
Licensing fees payable	212,342	35,137	3,500	4,667	4,666	40,573
Professional fees payable	55,460	31,253	81,532	18,015	15,882	24,845
Payable for variation margin on futures contracts	1,578,514	1,349,699	10,890,204	142,349	—	2,108,589
Unrealized depreciation on swap agreements	125,127,949	43,785,602	350,074,967	10,134,520	4,442,625	89,382,131
Due to counterparty	6,715,301	7,442,333	35,004,235	503,290	—	—
Other liabilities	71,934	47,067	308,971	11,950	2,176	41,358
Total Liabilities	134,281,072	53,070,942	399,205,316	10,837,034	4,482,374	115,550,520
NET ASSETS	$956,421,692	$639,203,391	$3,872,852,751	$61,459,975	$24,725,067	$578,467,097
NET ASSETS CONSIST OF:
Paid in Capital	$1,143,899,198	$767,610,369	$4,333,664,864	$99,902,566	$31,877,876	$695,872,338
Accumulated undistributed net investment income (loss)	(3,508,477)	(2,521,427)	(13,184,537)	(315,758)	(133,838)	(2,138,633)
Accumulated net realized gains (losses) on investments	(57,004,164)	(81,565,453)	(92,379,817)	(27,997,262)	(2,576,346)	(25,469,033)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(1,836,916)	(534,496)	(5,172,792)	4,949	—	(415,444)
Swap agreements	(125,127,949)	(43,785,602)	(350,074,967)	(10,134,520)	(4,442,625)	(89,382,131)
NET ASSETS	$956,421,692	$639,203,391	$3,872,852,751	$61,459,975	$24,725,067	$578,467,097
Shares (unlimited number of shares authorized, no par value)	27,825,000	13,275,000	69,000,000	1,575,000	525,000	12,900,000
Net Asset Value	$34.37	$48.15	$56.13	$39.02	$47.10	$44.84

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

May 31, 2009

	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$15,500,642	$20,371,585	$5,022,684	$8,255,232	$17,128,872	$13,625,576
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	15,500,642	20,371,585	5,022,684	8,255,232	17,128,872	13,625,576
Total Investment Securities	15,500,642	20,371,585	5,022,684	8,255,232	17,128,872	13,625,576
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	158	207	51	84	174	138
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	4,960	2,628	14,794	12,324	9,156	13,068
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	3,617	—	1,588	—	—	—
Prepaid expenses	134	188	113	114	217	209
Total Assets	15,509,511	20,374,608	5,039,230	8,267,754	17,138,419	13,638,991
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	—
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	1,034	885	672	638	1,327	1,535
Administration fees payable	14,052	13,356	18,284	17,792	16,465	17,321
Trustee fees payable	45	142	40	42	61	105
Licensing fees payable	5,334	5,710	4,667	4,667	5,121	5,027
Professional fees payable	16,103	15,992	15,929	15,873	15,755	15,854
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	2,734,627	3,085,341	912,683	1,418,740	2,329,571	2,165,699
Due to counterparty	—	—	—	—	—	—
Other liabilities	1,847	1,984	869	1,009	1,659	1,428
Total Liabilities	2,773,042	3,123,410	953,144	1,458,761	2,369,959	2,206,969
NET ASSETS	$12,736,469	$17,251,198	$4,086,086	$6,808,993	$14,768,460	$11,432,022
NET ASSETS CONSIST OF:
Paid in Capital	$26,026,172	$34,145,039	$7,136,070	$15,340,600	$27,176,754	$21,451,091
Accumulated undistributed net investment income (loss)	(101,470)	(113,660)	(37,415)	(42,921)	(67,829)	(69,001)
Accumulated net realized gains (losses) on investments	(10,457,223)	(13,694,840)	(2,101,474)	(7,069,946)	(10,010,894)	(7,784,369)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(2,731,010)	(3,085,341)	(911,095)	(1,418,740)	(2,329,571)	(2,165,699)
NET ASSETS	$12,736,469	$17,251,198	$4,086,086	$6,808,993	$14,768,460	$11,432,022
Shares (unlimited number of shares authorized, no par value)	150,000	300,000	75,000	150,000	300,000	300,000
Net Asset Value	$84.91	$57.50	$54.48	$45.39	$49.23	$38.11

See accompanying notes to the financial statements.

	Short Financials	Short Oil & Gas	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$171,080,788	$4,715,936	$97,713,595	$24,206,507	$89,101,474	$1,696,028,299
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	171,080,788	4,715,936	97,713,595	24,206,507	89,101,474	1,696,028,299
Total Investment Securities	171,080,788	4,715,936	97,713,595	24,206,507	89,101,474	1,696,028,299
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	9,440,000	300,000	—	—	—	10,123,593
Dividends and interest receivable	1,738	48	993	246	905	17,228
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	15,760,757
Receivable from Advisor	—	2,490	—	3,371	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid expenses	280	—	—	171	305	4,798
Total Assets	180,522,806	5,018,474	97,714,588	24,210,295	89,102,684	1,721,934,675
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	35,519,416
Advisory fees payable	74,339	—	—	—	8,252	881,402
Management Services fees payable	13,425	—	1,807	—	5,834	117,519
Custodian fees payable	2,325	330	4,324	1,249	2,797	43,787
Administration fees payable	9,322	633	7,750	12,442	7,832	21,419
Trustee fees payable	229	12	120	146	180	3,610
Licensing fees payable	12,808	5,027	8,513	6,139	8,869	80,507
Professional fees payable	17,728	15,535	16,964	16,150	17,047	36,329
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	22,436,472	552,170	29,010,353	4,402,191	16,058,457	480,149,973
Due to counterparty	566,472	8,509	5,966,995	96,449	574,077	705,031
Other liabilities	18,913	828	5,624	1,990	5,857	102,410
Total Liabilities	23,152,033	583,044	35,022,450	4,536,756	16,689,202	517,661,403
NET ASSETS	$157,370,773	$4,435,430	$62,692,138	$19,673,539	$72,413,482	$1,204,273,272
NET ASSETS CONSIST OF:
Paid in Capital	$204,671,424	$5,432,142	$139,957,548	$21,379,514	$95,690,840	$1,780,226,048
Accumulated undistributed net investment income (loss)	(340,467)	(26,253)	(409,812)	(157,547)	(531,167)	(4,682,778)
Accumulated net realized gains (losses) on investments	(24,523,712)	(418,289)	(47,845,245)	2,853,763	(6,687,734)	(91,120,025)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(22,436,472)	(552,170)	(29,010,353)	(4,402,191)	(16,058,457)	(480,149,973)
NET ASSETS	$157,370,773	$4,435,430	$62,692,138	$19,673,539	$72,413,482	$1,204,273,272
Shares (unlimited number of shares authorized, no par value)	2,775,001	75,001	3,525,000	300,000	1,125,000	29,100,000
Net Asset Value	$56.71	$59.14	$17.79	$65.58	$64.37	$41.38

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

May 31, 2009

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$13,930,295	$41,593,439	$255,654,070	$1,732,888,765	$39,082,430	$47,454,885
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	13,930,295	41,593,439	255,654,070	1,732,888,765	39,082,430	47,454,885
Total Investment Securities	13,930,295	41,593,439	255,654,070	1,732,888,765	39,082,430	47,454,885
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	13,041,339	40,338,210	—	—
Dividends and interest receivable	141	422	2,597	17,602	397	482
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	3,116	—	—	—	—	—
Receivable for capital shares issued	—	3,250,828	9,444,185	23,945,521	3,014,108	—
Receivable from Advisor	9,988	9,928	—	—	388	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid expenses	141	—	—	3,919	115	317
Total Assets	13,943,681	44,854,617	278,142,191	1,797,194,017	42,097,438	47,455,684
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	6,325,375	—	—
Advisory fees payable	—	—	—	615,006	—	3,715
Management Services fees payable	—	—	14,699	103,397	—	2,936
Custodian fees payable	963	2,068	12,191	35,949	1,388	1,820
Administration fees payable	16,944	7,485	11,331	21,247	15,327	8,815
Trustee fees payable	45	88	194	3,318	36	153
Licensing fees payable	5,808	6,291	16,151	81,484	6,577	6,797
Professional fees payable	15,946	16,219	23,667	38,140	16,190	16,233
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,566,791	8,103,461	51,775,613	545,409,463	7,464,292	9,859,708
Due to counterparty	—	966,143	6,699,165	5,233,333	59,869	1,161,418
Other liabilities	1,622	3,014	21,899	142,561	2,867	3,162
Total Liabilities	1,608,119	9,104,769	58,574,910	558,009,273	7,566,546	11,064,757
NET ASSETS	$12,335,562	$35,749,848	$219,567,281	$1,239,184,744	$34,530,892	$36,390,927
NET ASSETS CONSIST OF:
Paid in Capital	$21,063,898	$51,995,892	$319,516,563	$3,263,224,440	$58,481,423	$70,695,323
Accumulated undistributed net investment income (loss)	(51,309)	(223,831)	(1,520,611)	(5,408,139)	(126,366)	(228,657)
Accumulated net realized gains (losses) on investments	(7,110,236)	(7,918,752)	(46,653,058)	(1,473,222,094)	(16,359,873)	(24,216,031)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,566,791)	(8,103,461)	(51,775,613)	(545,409,463)	(7,464,292)	(9,859,708)
NET ASSETS	$12,335,562	$35,749,848	$219,567,281	$1,239,184,744	$34,530,892	$36,390,927
Shares (unlimited number of shares authorized, no par value)	225,000	825,000	12,675,000	63,600,000	900,000	825,000
Net Asset Value	$54.82	$43.33	$17.32	$19.48	$38.37	$44.11

See accompanying notes to the financial statements.

	UltraShort Telecommunications	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets
ASSETS:
Securities and Repurchase Agreements, at cost	$2,550,742	$14,820,761	$70,460,340	$64,389,023	$75,878,284	$270,654,501
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	2,550,742	14,820,761	70,460,340	64,389,023	75,878,284	270,654,501
Total Investment Securities	2,550,742	14,820,761	70,460,340	64,389,023	75,878,284	270,654,501
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	9,256,053
Dividends and interest receivable	26	151	716	654	770	2,749
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	3,114,766
Receivable from Advisor	13,666	9,674	—	—	1,836	7,351
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	28,103	—	—	—	—	—
Prepaid expenses	29	144	302	249	349	1,099
Total Assets	2,592,566	14,830,730	70,461,358	64,389,926	75,881,239	283,036,519
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	38,072	27,153	—	—
Management Services fees payable	—	—	5,443	3,960	—	—
Custodian fees payable	353	1,111	1,381	1,267	2,583	7,985
Administration fees payable	14,252	16,526	6,286	8,406	7,621	11,292
Trustee fees payable	103	131	237	163	145	165
Licensing fees payable	4,965	5,708	11,637	10,568	30,719	142,409
Professional fees payable	17,509	15,968	16,992	16,540	16,926	19,756
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	204,493	2,089,582	9,911,305	9,617,398	19,612,028	75,303,834
Due to counterparty	21,469	382,054	—	—	—	452,133
Other liabilities	4,095	1,447	8,684	3,940	5,126	23,811
Total Liabilities	267,239	2,512,527	10,000,037	9,689,395	19,675,148	75,961,385
NET ASSETS	$2,325,327	$12,318,203	$60,461,321	$54,700,531	$56,206,091	$207,075,134
NET ASSETS CONSIST OF:
Paid in Capital	$6,814,010	$16,550,674	$81,428,708	$87,920,275	$105,533,128	$615,942,017
Accumulated undistributed net investment income (loss)	(18,914)	(66,290)	(261,812)	(182,040)	(401,476)	(1,698,325)
Accumulated net realized gains (losses) on investments	(4,293,379)	(2,076,599)	(10,794,270)	(23,420,306)	(29,313,533)	(331,864,724)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(176,390)	(2,089,582)	(9,911,305)	(9,617,398)	(19,612,028)	(75,303,834)
NET ASSETS	$2,325,327	$12,318,203	$60,461,321	$54,700,531	$56,206,091	$207,075,134
Shares (unlimited number of shares authorized, no par value)	75,000	300,000	825,000	1,050,000	900,000	9,975,000
Net Asset Value	$31.00	$41.06	$73.29	$52.10	$62.45	$20.76

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

May 31, 2009

	UltraShort MSCI Japan	UltraShort FTSE/Xinhua China 25	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$15,491,895	$191,861,054	$328,485,949	$3,138,370,912
Securities, at value	—	—	—	—
Repurchase agreements, at value	15,491,895	191,861,054	328,485,949	3,138,370,912
Total Investment Securities	15,491,895	191,861,054	328,485,949	3,138,370,912
Cash	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	1,166,400	18,403,221
Segregated cash balances with custodian for swap agreements	—	10,770,000	102,756,052	565,350,013
Dividends and interest receivable	157	1,949	3,337	31,879
Receivable for investments sold	—	—	—	—
Due from counterparty	—	—	—	—
Receivable for capital shares issued	—	19,365,734	—	202,343,776
Receivable from Advisor	20,131	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—
Unrealized appreciation on swap agreements	—	—	14,409,267	171,593,508
Prepaid expenses	86	1,419	1,182	11,579
Total Assets	15,512,269	222,000,156	446,822,187	4,096,104,888
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	—	—	—	25,702,468
Advisory fees payable	—	118,524	257,822	2,262,386
Management Services fees payable	—	13,433	38,000	319,291
Custodian fees payable	527	6,499	6,914	52,700
Administration fees payable	17,076	9,938	14,702	26,484
Trustee fees payable	92	286	1,326	11,182
Licensing fees payable	4,667	63,053	91,009	601,151
Professional fees payable	17,584	20,487	25,158	82,370
Payable for variation margin on futures contracts	—	—	515,083	8,296,783
Unrealized depreciation on swap agreements	2,243,310	50,896,578	—	—
Due to counterparty	—	1,173,331	2,751	5,503
Other liabilities	1,224	12,174	47,062	534,135
Total Liabilities	2,284,480	52,314,303	999,827	37,894,453
NET ASSETS	$13,227,789	$169,685,853	$445,822,360	$4,058,210,435
NET ASSETS CONSIST OF:
Paid in Capital	$17,411,554	$605,833,083	$447,408,542	$3,461,659,526
Accumulated undistributed net investment income (loss)	(63,549)	(1,167,584)	(1,389,492)	(11,981,834)
Accumulated net realized gains (losses) on investments	(1,876,906)	(384,083,068)	(14,563,461)	439,600,601
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—
Futures contracts	—	—	(42,496)	(2,661,366)
Swap agreements	(2,243,310)	(50,896,578)	14,409,267	171,593,508
NET ASSETS	$13,227,789	$169,685,853	$445,822,360	$4,058,210,435
Shares (unlimited number of shares authorized, no par value)	225,000	12,450,000	7,875,000	77,325,000
Net Asset Value	$58.79	$13.63	$56.61	$52.48

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations

For the Periods Indicated

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra MidCap400	Ultra SmallCap600	Ultra Russell2000
	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009
INVESTMENT INCOME:
Dividends	$7,391,417	$19,785,910	$60,067,216	$1,829,617	$552,536	$3,731,785
Interest	1,683,509	583,937	1,767,929	157,320	36,307	197,581
Foreign withholding tax on dividends	(18,123)	—	—	—	(191)	(764)
Total Investment Income	9,056,803	20,369,847	61,835,145	1,986,937	588,652	3,928,602
EXPENSES:
Advisory fees (Note 4)	9,087,273	4,768,869	17,669,254	899,880	285,325	1,803,278
Management Services fees (Note 4)	1,211,622	635,842	2,355,875	119,983	38,043	240,435
Professional fees	52,659	38,239	87,499	25,266	22,840	28,876
Administration fees (Note 5)	276,814	233,934	309,908	134,948	106,626	180,322
Custodian fees (Note 6)	228,987	95,319	715,338	168,789	144,283	641,463
Printing and Shareholder reports	359,820	194,597	762,013	36,656	13,188	73,797
Licensing fees	1,231,324	272,466	28,248	16,678	—	127,930
Trustee fees	18,241	8,314	29,210	1,861	474	3,264
Miscellaneous regulatory fees and taxes	—	—	—	—	—	—
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	321,030	—	—	—
Other fees	53,939	36,228	100,069	7,798	6,267	19,304
Total Gross Expenses before fees waived and/or reimbursed	12,520,679	6,283,808	22,378,444	1,411,859	617,046	3,118,669
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(1,020,967)	(246,287)	—	(272,722)	(256,140)	(837,014)
Total Net Expenses	11,499,712	6,037,521	22,378,444	1,139,137	360,906	2,281,655
Net Investment Income (Loss)	(2,442,909)	14,332,326	39,456,701	847,800	227,746	1,646,947
NET REALIZED GAIN (LOSS) ON:
Investments	(605,365,997)	(212,603,122)	(872,669,890)	(61,175,500)	(21,142,579)	(147,661,926)
Futures contracts	(127,723,261)	(55,738,649)	(225,665,103)	(8,418,864)	—	(25,958,156)
Swap agreements	(599,234,689)	(238,814,611)	(771,924,857)	(39,947,364)	(22,790,799)	(111,346,592)
In-kind redemptions of investments	111,070,911	30,518,598	186,676,305	6,232,569	—	4,757,234
Net realized gain (loss)	(1,221,253,036)	(476,637,784)	(1,683,583,545)	(103,309,159)	(43,933,378)	(280,209,440)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	52,642,261	(2,020,129)	110,512,608	18,542,631	4,331,741	52,418,084
Futures contracts	(9,032,000)	1,495,542	6,202,292	(725,856)	—	6,871,680
Swap agreements	104,923,833	42,691,360	186,972,715	3,734,858	2,301,074	11,513,857
Change in net unrealized appreciation (depreciation)	148,534,094	42,166,773	303,687,615	21,551,633	6,632,815	70,803,621
Net realized and unrealized gain (loss)	(1,072,718,942)	(434,471,011)	(1,379,895,930)	(81,757,526)	(37,300,563)	(209,405,819)
Change in Net Assets Resulting from Operations	$(1,075,161,851)	$(420,138,685)	$(1,340,439,229)	$(80,909,726)	$(37,072,817)	$(207,758,872)

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009
INVESTMENT INCOME:
Dividends	$443,171	$371,021	$205,582	$139,946	$326,572	$128,368
Interest	7,936	43,798	5,965	11,711	14,079	25,273
Foreign withholding tax on dividends	(3)	—	(10)	—	(28)	—
Total Investment Income	451,104	414,819	211,537	151,657	340,623	153,641
EXPENSES:
Advisory fees (Note 4)	101,661	176,698	56,414	90,438	113,540	121,925
Management Services fees (Note 4)	13,555	23,560	7,522	12,058	15,139	16,256
Professional fees	22,089	22,342	21,933	22,013	22,075	22,141
Administration fees (Note 5)	106,996	107,061	106,093	106,041	111,231	110,695
Custodian fees (Note 6)	101,229	101,816	83,869	66,176	303,834	230,655
Printing and Shareholder reports	5,971	9,083	3,389	5,164	5,269	5,825
Licensing fees	4,971	9,273	—	—	11,217	12,458
Trustee fees	190	381	121	205	211	225
Miscellaneous regulatory fees and taxes	—	—	—	—	—	—
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,582	4,487	3,947	3,965	4,621	4,782
Total Gross Expenses before fees waived and/or reimbursed	361,244	454,701	283,288	306,060	587,137	524,962
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(232,649)	(231,038)	(211,911)	(191,643)	(443,490)	(370,740)
Total Net Expenses	128,595	223,663	71,377	114,417	143,647	154,222
Net Investment Income (Loss)	322,509	191,156	140,160	37,240	196,976	(581)
NET REALIZED GAIN (LOSS) ON:
Investments	(7,709,778)	(11,959,925)	(4,178,269)	(6,071,890)	(9,439,296)	(10,247,900)
Futures contracts	—	—	—	—	—	—
Swap agreements	(8,566,016)	(13,917,504)	(4,625,044)	(7,698,681)	(9,248,299)	(12,006,343)
In-kind redemptions of investments	—	1,036,040	—	295,745	357,874	—
Net realized gain (loss)	(16,275,794)	(24,841,389)	(8,803,313)	(13,474,826)	(18,329,721)	(22,254,243)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	1,937,649	2,015,679	1,345,822	329,092	2,274,732	2,440,367
Futures contracts	—	—	—	—	—	—
Swap agreements	1,374,503	2,944,075	845,836	810,579	425,245	2,116,880
Change in net unrealized appreciation (depreciation)	3,312,152	4,959,754	2,191,658	1,139,671	2,699,977	4,557,247
Net realized and unrealized gain (loss)	(12,963,642)	(19,881,635)	(6,611,655)	(12,335,155)	(15,629,744)	(17,696,996)
Change in Net Assets Resulting from Operations	$(12,641,133)	$(19,690,479)	$(6,471,495)	$(12,297,915)	$(15,432,768)	$(17,697,577)

See accompanying notes to the financial statements.

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009
INVESTMENT INCOME:
Dividends	$5,937,370	$307,311	$118,368	$61,184,588	$836,496	$364,571
Interest	94,742	13,906	5,883	2,102,365	37,330	22,862
Foreign withholding tax on dividends	—	—	—	(30,485)	(3,390)	—
Total Investment Income	6,032,112	321,217	124,251	63,256,468	870,436	387,433
EXPENSES:
Advisory fees (Note 4)	1,642,188	85,415	54,127	14,803,443	309,458	107,305
Management Services fees (Note 4)	218,956	11,389	7,217	1,973,770	41,260	14,307
Professional fees	29,907	22,013	21,897	79,695	22,791	22,219
Administration fees (Note 5)	146,535	103,420	103,938	300,422	103,424	104,251
Custodian fees (Note 6)	69,065	19,826	34,587	542,827	30,980	57,078
Printing and Shareholder reports	86,658	4,435	3,216	640,403	14,551	6,529
Licensing fees	84,835	1,806	137	804,772	13,755	2,974
Trustee fees	2,543	176	100	24,971	511	218
Miscellaneous regulatory fees and taxes	—	—	—	—	—	—
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	20,878	4,103	4,008	159,253	6,510	4,830
Total Gross Expenses before fees waived and/or reimbursed	2,301,565	252,583	229,227	19,329,556	543,240	319,711
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(218,768)	(144,372)	(160,686)	(660,796)	(151,296)	(183,848)
Total Net Expenses	2,082,797	108,211	68,541	18,668,760	391,944	135,863
Net Investment Income (Loss)	3,949,315	213,006	55,710	44,587,708	478,492	251,570
NET REALIZED GAIN (LOSS) ON:
Investments	(118,244,012)	(2,886,264)	(3,276,504)	(2,100,040,396)	(9,788,064)	(6,810,155)
Futures contracts	—	—	—	—	—	—
Swap agreements	(45,811,287)	(4,112,461)	(2,869,369)	(1,853,680,697)	(15,499,918)	(6,134,574)
In-kind redemptions of investments	29,999,002	—	—	496,216,897	—	—
Net realized gain (loss)	(134,056,297)	(6,998,725)	(6,145,873)	(3,457,504,196)	(25,287,982)	(12,944,729)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	104,190,840	751,593	1,391,718	504,912,511	(522,210)	3,661,835
Futures contracts	—	—	—	—	—	—
Swap agreements	65,931,991	1,195,342	312,063	235,891,586	2,475,310	2,173,504
Change in net unrealized appreciation (depreciation)	170,122,831	1,946,935	1,703,781	740,804,097	1,953,100	5,835,339
Net realized and unrealized gain (loss)	36,066,534	(5,051,790)	(4,442,092)	(2,716,700,099)	(23,334,882)	(7,109,390)
Change in Net Assets Resulting from Operations	$40,015,849	$(4,838,784)	$(4,386,382)	$(2,672,112,391)	$(22,856,390)	$(6,857,820)

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated

	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology	Ultra Telecommunications	Ultra Utilities
	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009
INVESTMENT INCOME:
Dividends	$10,947,142	$6,258,539	$1,381,474	$926,048	$355,961	$914,762
Interest	280,338	89,312	113,249	185,377	12,074	25,836
Foreign withholding tax on dividends	(804)	(10,325)	—	—	—	—
Total Investment Income	11,226,676	6,337,526	1,494,723	1,111,425	368,035	940,598
EXPENSES:
Advisory fees (Note 4)	4,213,221	1,065,299	514,260	667,053	67,615	174,654
Management Services fees (Note 4)	561,757	142,039	68,567	88,940	9,015	23,287
Professional fees	39,588	27,659	23,770	24,447	14,981	22,262
Administration fees (Note 5)	214,351	135,731	111,328	122,202	32,652	102,926
Custodian fees (Note 6)	166,949	56,035	29,751	72,275	8,384	15,100
Printing and Shareholder reports	179,749	61,939	24,190	34,209	8,488	8,455
Licensing fees	221,958	54,899	24,678	32,827	5,273	6,565
Trustee fees	6,094	1,790	956	1,327	157	327
Miscellaneous regulatory fees and taxes	—	—	—	—	—	—
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	41,618	22,247	6,569	7,095	4,028	4,877
Total Gross Expenses before fees waived and/or reimbursed	5,645,285	1,567,638	804,069	1,050,375	150,593	358,453
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(305,096)	(220,264)	(153,366)	(206,003)	(64,992)	(137,432)
Total Net Expenses	5,340,189	1,347,374	650,703	844,372	85,601	221,021
Net Investment Income (Loss)	5,886,487	4,990,152	844,020	267,053	282,434	719,577
NET REALIZED GAIN (LOSS) ON:
Investments	(249,502,930)	(94,402,115)	(40,400,035)	(37,756,078)	(2,857,468)	(7,720,259)
Futures contracts	—	—	—	—	—	—
Swap agreements	(135,613,340)	(107,279,003)	(45,791,233)	(55,028,402)	(4,172,727)	(12,124,085)
In-kind redemptions of investments	174,114,357	8,687,283	9,459,149	2,210,700	—	—
Net realized gain (loss)	(211,001,913)	(192,993,835)	(76,732,119)	(90,573,780)	(7,030,195)	(19,844,344)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	61,178,008	39,255,745	5,353,104	6,084,378	136,689	(1,565,180)
Futures contracts	—	—	—	—	—	—
Swap agreements	84,868,278	28,583,248	7,604,477	13,534,242	453,965	985,440
Change in net unrealized appreciation (depreciation)	146,046,286	67,838,993	12,957,581	19,618,620	590,654	(579,740)
Net realized and unrealized gain (loss)	(64,955,627)	(125,154,842)	(63,774,538)	(70,955,160)	(6,439,541)	(20,424,084)
Change in Net Assets Resulting from Operations	$(59,069,140)	$(120,164,690)	$(62,930,518)	$(70,688,107)	$(6,157,107)	$(19,704,507)

See accompanying notes to the financial statements.

	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000
	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	702,598	1,725,299	3,356,515	338,843	150,243	688,769
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	702,598	1,725,299	3,356,515	338,843	150,243	688,769
EXPENSES:
Advisory fees (Note 4)	692,522	1,548,368	4,088,840	269,348	147,461	526,689
Management Services fees (Note 4)	92,335	206,447	545,173	35,913	19,661	70,224
Professional fees	24,093	27,230	42,174	22,559	22,147	23,624
Administration fees (Note 5)	94,167	123,390	181,439	81,753	82,379	87,464
Custodian fees (Note 6)	13,399	26,528	65,494	6,597	3,326	11,181
Printing and Shareholder reports	32,888	71,681	174,763	13,197	7,152	20,564
Licensing fees	111,354	100,738	19,067	19,067	—	52,520
Trustee fees	1,435	2,985	7,082	722	273	1,143
Miscellaneous regulatory fees and taxes	—	—	—	—	—	—
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	19,624	—	—	—
Other fees	6,421	8,472	44,049	4,026	4,073	5,505
Total Gross Expenses before fees waived and/or reimbursed	1,068,614	2,115,839	5,187,705	453,182	286,472	798,914
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(190,047)	(150,771)	—	(111,213)	(99,413)	(130,679)
Total Net Expenses	878,567	1,965,068	5,187,705	341,969	187,059	668,235
Net Investment Income (Loss)	(175,969)	(239,769)	(1,831,190)	(3,126)	(36,816)	20,534
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(1,081,322)	1,151,702	(12,022,457)	(103,324)	—	(411,153)
Swap agreements	16,828,616	58,816,475	51,321,675	13,220,186	6,918,132	18,504,376
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	15,747,294	59,968,177	39,299,218	13,116,862	6,918,132	18,093,223
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	(471,392)	(664,749)	(5,284,037)	40,841	—	(163)
Swap agreements	(8,265,221)	(11,490,171)	(54,500,811)	(1,620,599)	(677,984)	(3,528,842)
Change in net unrealized appreciation (depreciation)	(8,736,613)	(12,154,920)	(59,784,848)	(1,579,758)	(677,984)	(3,529,005)
Net realized and unrealized gain (loss)	7,010,681	47,813,257	(20,485,630)	11,537,104	6,240,148	14,564,218
Change in Net Assets Resulting from Operations	$6,834,712	$47,573,488	$(22,316,820)	$11,533,978	$6,203,332	$14,584,752

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated

	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000
	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	12,366,640	4,717,633	21,562,616	1,401,936	632,813	9,392,248
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	12,366,640	4,717,633	21,562,616	1,401,936	632,813	9,392,248
EXPENSES:
Advisory fees (Note 4)	7,966,960	4,199,894	20,896,604	859,432	374,625	5,559,853
Management Services fees (Note 4)	1,062,248	559,979	2,786,182	114,589	49,949	741,304
Professional fees	46,915	36,714	103,394	23,956	22,643	38,311
Administration fees (Note 5)	222,969	187,995	276,868	98,082	82,300	200,039
Custodian fees (Note 6)	124,200	63,577	325,728	15,914	7,771	90,400
Printing and Shareholder reports	361,512	193,319	860,632	43,544	13,068	198,753
Licensing fees	1,081,587	244,369	19,900	19,067	—	720,609
Trustee fees	19,991	9,109	42,055	2,505	958	12,589
Miscellaneous regulatory fees and taxes	—	—	—	—	—	—
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	27,734	14,279	81,512	5,633	4,852	20,575
Total Gross Expenses before fees waived and/or reimbursed	10,914,116	5,509,235	25,392,875	1,182,722	556,166	7,582,433
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(784,846)	(178,268)	—	(90,076)	(79,823)	(507,230)
Total Net Expenses	10,129,270	5,330,967	25,392,875	1,092,646	476,343	7,075,203
Net Investment Income (Loss)	2,237,370	(613,334)	(3,830,259)	309,290	156,470	2,317,045
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(30,162,893)	(40,062,563)	(157,191,840)	(4,636,757)	—	(21,661,407)
Swap agreements	882,431,600	345,085,898	1,423,237,911	92,255,429	42,327,786	514,355,063
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	852,268,707	305,023,335	1,266,046,071	87,618,672	42,327,786	492,693,656
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	5,029,554	(2,149,216)	(5,851,195)	263,289	—	2,038,419
Swap agreements	(50,809,753)	(55,185,468)	(402,103,732)	41,438	(508,756)	(31,944,274)
Change in net unrealized appreciation (depreciation)	(45,780,199)	(57,334,684)	(407,954,927)	304,727	(508,756)	(29,905,855)
Net realized and unrealized gain (loss)	806,488,508	247,688,651	858,091,144	87,923,399	41,819,030	462,787,801
Change in Net Assets Resulting from Operations	$808,725,878	$247,075,317	$854,260,885	$88,232,689	$41,975,500	$465,104,846

See accompanying notes to the financial statements.

	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth
	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	153,363	199,050	52,744	153,682	211,712	336,412
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	153,363	199,050	52,744	153,682	211,712	336,412
EXPENSES:
Advisory fees (Note 4)	155,434	183,945	61,013	98,207	153,626	194,129
Management Services fees (Note 4)	20,724	24,525	8,135	13,094	20,483	25,884
Professional fees	22,114	22,260	21,879	21,949	22,136	22,154
Administration fees (Note 5)	82,397	82,398	82,382	82,375	82,359	82,337
Custodian fees (Note 6)	3,470	3,860	1,798	2,474	3,618	4,082
Printing and Shareholder reports	4,521	6,810	2,449	3,322	6,759	7,757
Licensing fees	7,987	9,930	—	1,390	6,458	12,650
Trustee fees	228	350	140	177	444	483
Miscellaneous regulatory fees and taxes	—	—	24,596	7,265	—	63,248
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,354	4,456	2,032	4,006	4,444	4,490
Total Gross Expenses before fees waived and/or reimbursed	301,229	338,534	204,424	234,259	300,327	417,214
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(104,226)	(105,248)	(127,107)	(109,565)	(105,440)	(170,552)
Total Net Expenses	197,003	233,286	77,317	124,694	194,887	246,662
Net Investment Income (Loss)	(43,640)	(34,236)	(24,573)	28,988	16,825	89,750
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(830,630)	7,601,534	2,361,428	7,068,542	4,886,603	14,811,378
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(830,630)	7,601,534	2,361,428	7,068,542	4,886,603	14,811,378
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(3,014,789)	(2,739,268)	(1,306,933)	(686,840)	(4,508,470)	1,358,935
Change in net unrealized appreciation (depreciation)	(3,014,789)	(2,739,268)	(1,306,933)	(686,840)	(4,508,470)	1,358,935
Net realized and unrealized gain (loss)	(3,845,419)	4,862,266	1,054,495	6,381,702	378,133	16,170,313
Change in Net Assets Resulting from Operations	$(3,889,059)	$4,828,030	$1,029,922	$6,410,690	$394,958	$16,260,063

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated

	Short Financials	Short Oil & Gas	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
	June 10, 2008* through May 31, 2009	June 10, 2008* through May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	191,306	94,616	2,616,676	422,891	1,397,632	21,982,015
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	191,306	94,616	2,616,676	422,891	1,397,632	21,982,015
EXPENSES:
Advisory fees (Note 4)	379,396	61,664	1,416,180	316,620	1,077,757	12,429,007
Management Services fees (Note 4)	50,586	8,222	188,822	42,216	143,699	1,657,180
Professional fees	24,115	21,849	24,961	22,511	24,400	60,942
Administration fees (Note 5)	60,282	13,167	117,144	82,405	107,972	242,807
Custodian fees (Note 6)	7,674	2,474	24,620	6,213	18,434	198,130
Printing and Shareholder reports	30,111	8,868	58,532	13,115	50,937	308,769
Licensing fees	36,902	19,956	72,781	14,137	54,732	660,135
Trustee fees	481	122	2,721	556	1,777	26,571
Miscellaneous regulatory fees and taxes	—	—	—	—	—	—
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	124,301
Other fees	11,224	4,008	7,165	4,495	6,213	33,928
Total Gross Expenses before fees waived and/or reimbursed	600,771	140,330	1,912,926	502,268	1,485,921	15,741,770
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(121,021)	(62,034)	(109,223)	(100,209)	(117,126)	—
Total Net Expenses	479,750	78,296	1,803,703	402,059	1,368,795	15,741,770
Net Investment Income (Loss)	(288,444)	16,320	812,973	20,832	28,837	6,240,245
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(152,600)	—	—	—	—	(17,401,288)
Swap agreements	(21,285,641)	3,558,898	279,161,996	23,264,979	97,148,743	968,994,197
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(21,438,241)	3,558,898	279,161,996	23,264,979	97,148,743	951,592,909
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(22,436,472)	(552,170)	(15,474,230)	(4,533,529)	(18,389,065)	(683,897,829)
Change in net unrealized appreciation (depreciation)	(22,436,472)	(552,170)	(15,474,230)	(4,533,529)	(18,389,065)	(683,897,829)
Net realized and unrealized gain (loss)	(43,874,713)	3,006,728	263,687,766	18,731,450	78,759,678	267,695,080
Change in Net Assets Resulting from Operations	$(44,163,157)	$3,023,048	$264,500,739	$18,752,282	$78,788,515	$273,935,325

*Commencement of investment operations.

See accompanying notes to the financial statements.

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	123,654	851,563	13,911,216	9,806,688	342,460	503,029
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	123,654	851,563	13,911,216	9,806,688	342,460	503,029
EXPENSES:
Advisory fees (Note 4)	95,887	570,982	6,608,975	8,613,202	258,032	417,349
Management Services fees (Note 4)	12,785	76,130	881,184	1,148,414	34,404	55,646
Professional fees	22,031	23,079	36,923	52,771	22,515	22,866
Administration fees (Note 5)	82,352	82,443	189,218	235,783	82,389	82,390
Custodian fees (Note 6)	2,283	10,993	107,764	138,501	5,269	7,820
Printing and Shareholder reports	5,239	34,477	221,449	300,217	12,149	19,566
Licensing fees	2,365	27,703	349,731	456,625	11,013	19,509
Trustee fees	219	1,010	12,624	15,775	473	828
Miscellaneous regulatory fees and taxes	—	—	—	—	—	—
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,230	5,001	23,842	74,553	4,391	4,793
Total Gross Expenses before fees waived and/or reimbursed	227,391	831,818	8,431,710	11,035,841	430,635	630,767
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(105,918)	(105,915)	(19,222)	(116,505)	(102,897)	(101,131)
Total Net Expenses	121,473	725,903	8,412,488	10,919,336	327,738	529,636
Net Investment Income (Loss)	2,181	125,660	5,498,728	(1,112,648)	14,722	(26,607)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(2,167,147)	86,926,773	902,539,034	(564,500,116)	28,906,537	28,134,005
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(2,167,147)	86,926,773	902,539,034	(564,500,116)	28,906,537	28,134,005
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,330,536)	(7,572,587)	(8,934,572)	(577,745,794)	(6,130,253)	(7,522,491)
Change in net unrealized appreciation (depreciation)	(1,330,536)	(7,572,587)	(8,934,572)	(577,745,794)	(6,130,253)	(7,522,491)
Net realized and unrealized gain (loss)	(3,497,683)	79,354,186	893,604,462	(1,142,245,910)	22,776,284	20,611,514
Change in Net Assets Resulting from Operations	$(3,495,502)	$79,479,846	$899,103,190	$(1,143,358,558)	$22,791,006	$20,584,907

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated

	UltraShort Telecommunications	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets
	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	78,173	189,722	313,157	454,869	1,174,876	3,621,874
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	78,173	189,722	313,157	454,869	1,174,876	3,621,874
EXPENSES:
Advisory fees (Note 4)	48,040	141,218	379,512	346,694	880,933	2,995,638
Management Services fees (Note 4)	6,406	18,829	50,601	46,225	117,456	399,413
Professional fees	14,845	22,130	23,281	22,892	24,250	29,338
Administration fees (Note 5)	24,171	82,366	71,036	81,180	100,173	161,181
Custodian fees (Note 6)	1,624	3,282	6,912	6,268	15,108	50,455
Printing and Shareholder reports	7,190	5,448	16,035	12,253	37,807	127,623
Licensing fees	4,229	4,782	24,529	30,529	122,530	516,029
Trustee fees	131	296	720	890	1,562	5,853
Miscellaneous regulatory fees and taxes	33,317	134,312	—	—	—	—
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,131	4,149	7,965	5,305	5,954	14,632
Total Gross Expenses before fees waived and/or reimbursed	144,084	416,812	580,591	552,236	1,305,773	4,300,162
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(83,098)	(237,276)	(99,505)	(112,787)	(186,761)	(501,700)
Total Net Expenses	60,986	179,536	481,086	439,449	1,119,012	3,798,462
Net Investment Income (Loss)	17,187	10,186	(167,929)	15,420	55,864	(176,588)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	2,339,083	21,506,479	6,208,450	(4,240,158)	75,869,670	(195,875,090)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	2,339,083	21,506,479	6,208,450	(4,240,158)	75,869,670	(195,875,090)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	353,995	(1,242,239)	(9,945,853)	(9,708,972)	(20,000,367)	(54,145,079)
Change in net unrealized appreciation (depreciation)	353,995	(1,242,239)	(9,945,853)	(9,708,972)	(20,000,367)	(54,145,079)
Net realized and unrealized gain (loss)	2,693,078	20,264,240	(3,737,403)	(13,949,130)	55,869,303	(250,020,169)
Change in Net Assets Resulting from Operations	$2,710,265	$20,274,426	$(3,905,332)	$(13,933,710)	$55,925,167	$(250,196,757)

See accompanying notes to the financial statements.

	UltraShort MSCI Japan	UltraShort FTSE/Xinhua China 25	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury
	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2009
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	224,083	4,103,009	764,182	3,683,972
Foreign withholding tax on dividends	—	—	—	—
Total Investment Income	224,083	4,103,009	764,182	3,683,972
EXPENSES:
Advisory fees (Note 4)	155,635	2,559,981	1,505,802	11,722,122
Management Services fees (Note 4)	20,751	341,326	200,772	1,562,936
Professional fees	20,846	26,935	18,163	76,899
Administration fees (Note 5)	66,732	147,758	116,887	212,623
Custodian fees (Note 6)	3,047	44,315	24,150	180,932
Printing and Shareholder reports	5,601	89,192	68,814	616,265
Licensing fees	102,529	242,640	76,958	588,609
Trustee fees	349	7,321	1,963	14,963
Miscellaneous regulatory fees and taxes	—	—	—	—
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—
Other fees	4,092	12,066	21,791	140,972
Total Gross Expenses before fees waived and/or reimbursed	379,582	3,471,534	2,035,300	15,116,321
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(181,777)	(225,733)	(126,711)	(245,463)
Total Net Expenses	197,805	3,245,801	1,908,589	14,870,858
Net Investment Income (Loss)	26,278	857,208	(1,144,407)	(11,186,886)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—
Futures contracts	—	—	(1,100,958)	66,399,190
Swap agreements	14,450,245	(35,473,039)	(14,024,641)	371,311,418
In-kind redemptions of investments	—	—	—	—
Net realized gain (loss)	14,450,245	(35,473,039)	(15,125,599)	437,710,608
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—
Futures contracts	—	—	(59,141)	(2,704,036)
Swap agreements	(1,792,482)	(94,153,178)	14,409,267	171,593,508
Change in net unrealized appreciation (depreciation)	(1,792,482)	(94,153,178)	14,350,126	168,889,472
Net realized and unrealized gain (loss)	12,657,763	(129,626,217)	(775,473)	606,600,080
Change in Net Assets Resulting from Operations	$12,684,041	$(128,769,009)	$(1,919,880)	$595,413,194

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets

For the Periods Indicated

	Ultra QQQ®		Ultra Dow30SM		Ultra S&P500®
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,442,909)	$1,116,282	$14,332,326	$4,309,923	$39,456,701	$8,491,156
Net realized gain (loss)	(1,221,253,036)	111,740,082	(476,637,784)	(8,786,464)	(1,683,583,545)	43,490,872
Change in net unrealized appreciation (depreciation)	148,534,094	(52,493,874)	42,166,773	(24,146,827)	303,687,615	(73,133,218)
Change in Net Assets Resulting from Operations	(1,075,161,851)	60,362,490	(420,138,685)	(28,623,368)	(1,340,439,229)	(21,151,190)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(709,463)	(12,653,541)	(3,530,442)	(32,776,848)	(6,932,294)
Net realized gains on investments	—	(49,276,703)	—	(10,417,771)	—	(24,369,076)
Tax return of capital	(428,824)	—	—	—	—	—
Total distributions	(428,824)	(49,986,166)	(12,653,541)	(13,948,213)	(32,776,848)	(31,301,370)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,881,224,391	1,764,401,728	1,746,453,162	367,507,066	7,350,850,285	1,133,280,381
Cost of shares redeemed	(1,633,713,268)	(1,114,352,039)	(1,012,282,677)	(147,801,934)	(4,484,107,547)	(419,904,448)
Change in net assets resulting from capital transactions	1,247,511,123	650,049,689	734,170,485	219,705,132	2,866,742,738	713,375,933
Change in net assets	171,920,448	660,426,013	301,378,259	177,133,551	1,493,526,661	660,923,373
NET ASSETS:
Beginning of period	$908,687,446	$248,261,433	$301,090,013	$123,956,462	$904,502,680	$243,579,307
End of period	$1,080,607,894	$908,687,446	$602,468,272	$301,090,013	$2,398,029,341	$904,502,680
Accumulated undistributed net investment income (loss) included in end of period net assets	$(709,400)	$602,219	$2,705,890	$1,027,106	$6,371,003	$2,091,943
SHARE TRANSACTIONS:
Beginning of period	10,050,001	2,625,001	3,975,001	1,275,001	12,225,001	2,475,001
Issued	21,450,000	9,600,000	25,800,000	2,325,000	134,475,000	7,050,000
Issued in-kind	49,500,000	10,875,000	24,000,000	2,175,000	128,400,000	8,175,000
Redeemed	(19,875,001)	(2,700,000)	(25,425,001)	(1,275,000)	(130,725,001)	(150,000)
Redemption in-kind	(31,200,000)	(10,350,000)	(7,725,000)	(525,000)	(52,875,000)	(5,325,000)
Shares outstanding, end of period	29,925,000	10,050,001	20,625,000	3,975,001	91,500,000	12,225,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra MidCap400		Ultra SmallCap600		Ultra Russell2000
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$847,800	$654,498	$227,746	$68,768	$1,646,947	$509,271
Net realized gain (loss)	(103,309,159)	(785,308)	(43,933,378)	(2,002,000)	(280,209,440)	366,862
Change in net unrealized appreciation (depreciation)	21,551,633	(3,572,915)	6,632,815	(850,359)	70,803,621	(3,266,497)
Change in Net Assets Resulting from Operations	(80,909,726)	(3,703,725)	(37,072,817)	(2,783,591)	(207,758,872)	(2,390,364)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(927,141)	(643,279)	(180,496)	(108,583)	(1,616,558)	(532,306)
Net realized gains on investments	—	(3,629,822)	—	(396,178)	—	(1,169,668)
Total distributions	(927,141)	(4,273,101)	(180,496)	(504,761)	(1,616,558)	(1,701,974)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	201,378,136	71,555,346	75,263,239	12,718,995	604,015,448	164,107,627
Cost of shares redeemed	(94,170,071)	(34,040,023)	(5,268,558)	—	(203,815,198)	(76,765,552)
Change in net assets resulting from capital transactions	107,208,065	37,515,323	69,994,681	12,718,995	400,200,250	87,342,075
Change in net assets	25,371,198	29,538,497	32,741,368	9,430,643	190,824,820	83,249,737
NET ASSETS:
Beginning of period	$133,524,217	$103,985,720	$21,823,619	$12,392,976	$113,165,300	$29,915,563
End of period	$158,895,415	$133,524,217	$54,564,987	$21,823,619	$303,990,120	$113,165,300
Accumulated undistributed net investment income (loss) included in end of period net assets	$(36,773)	$113,759	$21,879	$12,062	$26,826	$85,392
SHARE TRANSACTIONS:
Beginning of period	1,650,001	1,050,001	375,001	150,001	2,025,001	375,001
Issued	5,175,000	300,000	375,000	225,000	15,075,000	2,250,000
Issued in-kind	1,575,000	675,000	2,175,000	—	9,750,000	675,000
Redeemed	(1,950,001)	—	(225,001)	—	(8,925,001)	(600,000)
Redemption in-kind	(525,000)	(375,000)	—	—	(1,725,000)	(675,000)
Shares outstanding, end of period	5,925,000	1,650,001	2,700,000	375,001	16,200,000	2,025,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Russell1000 Value		Ultra Russell1000 Growth		Ultra Russell MidCap Value
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$322,509	$173,935	$191,156	$142,756	$140,160	$102,556
Net realized gain (loss)	(16,275,794)	(2,099,730)	(24,841,389)	(743,436)	(8,803,313)	(3,139,365)
Change in net unrealized appreciation (depreciation)	3,312,152	(1,470,980)	4,959,754	(496,765)	2,191,658	(654,816)
Change in Net Assets Resulting from Operations	(12,641,133)	(3,396,775)	(19,690,479)	(1,097,445)	(6,471,495)	(3,691,625)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(275,589)	(209,041)	(153,771)	(147,311)	(115,799)	(161,878)
Net realized gains on investments	—	—	—	(765,111)	—	—
Tax return of capital	—	—	(28,627)	—	—	—
Total distributions	(275,589)	(209,041)	(182,398)	(912,422)	(115,799)	(161,878)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	29,978,766	—	22,908,209	30,583,586	16,448,699	—
Cost of shares redeemed	(4,366,737)	—	(13,907,382)	—	(13)	(3,479,493)
Change in net assets resulting from capital transactions	25,612,029	—	9,000,827	30,583,586	16,448,686	(3,479,493)
Change in net assets	12,695,307	(3,605,816)	(10,872,050)	28,573,719	9,861,392	(7,332,996)
NET ASSETS:
Beginning of period	$7,788,588	$11,394,404	$39,943,768	$11,370,049	$3,915,984	$11,248,980
End of period	$20,483,895	$7,788,588	$29,071,718	$39,943,768	$13,777,376	$3,915,984
Accumulated undistributed net investment income (loss) included in end of period net assets	$62,808	$25,922	$59,391	$28,854	$24,876	$7,037
SHARE TRANSACTIONS:
Beginning of period	150,001	150,001	600,001	150,001	75,001	150,001
Issued	1,275,000	—	675,000	450,000	675,000	—
Issued in-kind	150,000	—	225,000	—	150,000	—
Redeemed	(300,001)	—	(225,001)	—	(1)	(75,000)
Redemption in-kind	—	—	(150,000)	—	—	—
Shares outstanding, end of period	1,275,000	150,001	1,125,000	600,001	900,000	75,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Russell MidCap Growth		Ultra Russell2000 Value		Ultra Russell2000 Growth
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$37,240	$50,011	$196,976	$111,087	$(581)	$29,643
Net realized gain (loss)	(13,474,826)	(3,245,588)	(18,329,721)	(2,865,123)	(22,254,243)	(589,537)
Change in net unrealized appreciation (depreciation)	1,139,671	850,569	2,699,977	(731,385)	4,557,247	(840,330)
Change in Net Assets Resulting from Operations	(12,297,915)	(2,345,008)	(15,432,768)	(3,485,421)	(17,697,577)	(1,400,224)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(36,599)	(66,314)	(183,008)	(147,693)	(12,286)	(43,313)
Net realized gains on investments	—	(608,405)	—	—	—	(91,541)
Total distributions	(36,599)	(674,719)	(183,008)	(147,693)	(12,286)	(134,854)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,938,940	19,826,441	31,200,656	3,092,791	30,533,429	3,545,850
Cost of shares redeemed	(3,827,166)	(8,565,478)	(7,215,427)	—	(2,760,998)	—
Change in net assets resulting from capital transactions	8,111,774	11,260,963	23,985,229	3,092,791	27,772,431	3,545,850
Change in net assets	(4,222,740)	8,241,236	8,369,453	(540,323)	10,062,568	2,010,772
NET ASSETS:
Beginning of period	$19,682,438	$11,441,202	$10,078,394	$10,618,717	$13,120,061	$11,109,289
End of period	$15,459,698	$19,682,438	$18,447,847	$10,078,394	$23,182,629	$13,120,061
Accumulated undistributed net investment income (loss) included in end of period net assets	$5,147	$5,518	$6,576	$22,825	$(16,110)	$(977)
SHARE TRANSACTIONS:
Beginning of period	300,001	150,001	225,001	150,001	225,001	150,001
Issued	525,000	300,000	1,125,000	75,000	750,000	75,000
Issued in-kind	—	—	150,000	—	225,000	—
Redeemed	(1)	(150,000)	(1)	—	(75,001)	—
Redemption in-kind	(75,000)	—	(225,000)	—	—	—
Shares outstanding, end of period	750,000	300,001	1,275,000	225,001	1,125,000	225,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Basic Materials		Ultra Consumer Goods		Ultra Consumer Services
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,949,315	$263,618	$213,006	$129,028	$55,710	$26,673
Net realized gain (loss)	(134,056,297)	6,018,669	(6,998,725)	(488,003)	(6,145,873)	(1,129,135)
Change in net unrealized appreciation (depreciation)	170,122,831	2,535,658	1,946,935	(1,001,694)	1,703,781	(659,286)
Change in Net Assets Resulting from Operations	40,015,849	8,817,945	(4,838,784)	(1,360,669)	(4,386,382)	(1,761,748)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,148,184)	(243,747)	(187,811)	(179,317)	(53,058)	(49,213)
Net realized gains on investments	—	(3,500,886)	—	(42,213)	—	—
Total distributions	(3,148,184)	(3,744,633)	(187,811)	(221,530)	(53,058)	(49,213)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	655,564,008	33,046,111	13,267,279	5,392,513	12,188,308	—
Cost of shares redeemed	(257,144,039)	(20,570,759)	(2,176,099)	(5,464,148)	(19)	—
Change in net assets resulting from capital transactions	398,419,969	12,475,352	11,091,180	(71,635)	12,188,289	—
Change in net assets	435,287,634	17,548,664	6,064,585	(1,653,834)	7,748,849	(1,810,961)
NET ASSETS:
Beginning of period	$31,240,810	$13,692,146	$9,853,315	$11,507,149	$3,690,728	$5,501,689
End of period	$466,528,444	$31,240,810	$15,917,900	$9,853,315	$11,439,577	$3,690,728
Accumulated undistributed net investment income (loss) included in end of period net assets	$894,431	$96,500	$34,650	$9,455	$5,110	$1,645
SHARE TRANSACTIONS:
Beginning of period	300,001	150,001	150,001	150,001	75,001	75,001
Issued	21,525,000	375,000	375,000	75,000	225,000	—
Issued in-kind	19,875,000	—	—	—	225,000	—
Redeemed	(7,575,001)	—	(75,001)	—	(1)	—
Redemption in-kind	(10,650,000)	(225,000)	—	(75,000)	—	—
Shares outstanding, end of period	23,475,000	300,001	450,000	150,001	525,000	75,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Financials		Ultra Health Care		Ultra Industrials
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$44,587,708	$6,323,872	$478,492	$143,799	$251,570	$112,180
Net realized gain (loss)	(3,457,504,196)	4,585,204	(25,287,982)	(2,100,372)	(12,944,729)	(764,909)
Change in net unrealized appreciation (depreciation)	740,804,097	(150,737,738)	1,953,100	(2,205,345)	5,835,339	(890,724)
Change in Net Assets Resulting from Operations	(2,672,112,391)	(139,828,662)	(22,856,390)	(4,161,918)	(6,857,820)	(1,543,453)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(41,994,211)	(3,485,168)	(422,054)	(179,157)	(198,018)	(143,131)
Net realized gains on investments	—	—	—	(198,913)	—	(504,144)
Total distributions	(41,994,211)	(3,485,168)	(422,054)	(378,070)	(198,018)	(647,275)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,807,033,167	1,327,956,005	56,774,432	10,274,916	26,191,510	6,763,563
Cost of shares redeemed	(3,630,653,331)	(139,785,396)	(2,270,794)	—	(16)	—
Change in net assets resulting from capital transactions	4,176,379,836	1,188,170,609	54,503,638	10,274,916	26,191,494	6,763,563
Change in net assets	1,462,273,234	1,044,856,779	31,225,194	5,734,928	19,135,656	4,572,835
NET ASSETS:
Beginning of period	$1,055,641,887	$10,785,108	$17,432,570	$11,697,642	$11,092,076	$6,519,241
End of period	$2,517,915,121	$1,055,641,887	$48,657,764	$17,432,570	$30,227,732	$11,092,076
Accumulated undistributed net investment income (loss) included in end of period net assets	$867,214	$2,935,120	$103,408	$44,328	$64,590	$11,037
SHARE TRANSACTIONS:
Beginning of period	35,475,001	150,001	300,001	150,001	150,001	75,001
Issued	543,975,000	35,550,000	750,000	150,000	1,350,000	75,000
Issued in-kind	656,700,000	4,050,000	450,000	—	—	—
Redeemed	(174,150,001)	(3,600,000)	(75,001)	—	(1)	—
Redemption in-kind	(451,875,000)	(675,000)	—	—	—	—
Shares outstanding, end of period	610,125,000	35,475,001	1,425,000	300,001	1,500,000	150,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Oil & Gas		Ultra Real Estate		Ultra Semiconductors
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,886,487	$462,375	$4,990,152	$536,574	$844,020	$402,632
Net realized gain (loss)	(211,001,913)	28,775,973	(192,993,835)	539,055	(76,732,119)	(2,847,732)
Change in net unrealized appreciation (depreciation)	146,046,286	3,174,468	67,838,993	(21,984)	12,957,581	4,832,054
Change in Net Assets Resulting from Operations	(59,069,140)	32,412,816	(120,164,690)	1,053,645	(62,930,518)	2,386,954
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,819,539)	(856,881)	(5,298,919)	(621,270)	(779,217)	(237,190)
Net realized gains on investments	—	(6,352,875)	—	—	—	(1,651,670)
Tax return of capital	—	—	—	—	(19,880)	—
Total distributions	(3,819,539)	(7,209,756)	(5,298,919)	(621,270)	(799,097)	(1,888,860)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,511,724,331	135,005,844	754,113,990	55,230,174	119,847,098	130,795,974
Cost of shares redeemed	(1,708,332,965)	(110,646,820)	(234,742,507)	(2,767,309)	(68,226,335)	(25,475,098)
Change in net assets resulting from capital transactions	803,391,366	24,359,024	519,371,483	52,462,865	51,620,763	105,320,876
Change in net assets	740,502,687	49,562,084	393,907,874	52,895,240	(12,108,852)	105,818,970
NET ASSETS:
Beginning of period	$78,043,545	$28,481,461	$57,531,530	$4,636,290	$117,594,161	$11,775,191
End of period	$818,546,232	$78,043,545	$451,439,404	$57,531,530	$105,485,309	$117,594,161
Accumulated undistributed net investment income (loss) included in end of period net assets	$1,628,783	$(295,483)	$128,056	$(36,919)	$277,365	$212,563
SHARE TRANSACTIONS:
Beginning of period	675,001	300,001	1,575,001	75,001	1,950,001	150,001
Issued	21,900,000	1,125,000	143,475,000	1,050,000	2,925,000	900,000
Issued in-kind	61,575,000	225,000	27,525,000	525,000	2,400,000	1,350,000
Redeemed	(6,975,001)	(150,000)	(38,925,001)	(75,000)	(225,001)	(225,000)
Redemption in-kind	(49,800,000)	(825,000)	(15,900,000)	—	(1,500,000)	(225,000)
Shares outstanding, end of period	27,375,000	675,001	117,750,000	1,575,001	5,550,000	1,950,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Technology		Ultra Telecommunications		Ultra Utilities
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	March 25, 2008* through May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$267,053	$240,561	$282,434	$50,695	$719,577	$308,827
Net realized gain (loss)	(90,573,780)	4,708,502	(7,030,195)	1,518,053	(19,844,344)	(667,637)
Change in net unrealized appreciation (depreciation)	19,618,620	(1,632,404)	590,654	1,286,586	(579,740)	(647,668)
Change in Net Assets Resulting from Operations	(70,688,107)	3,316,659	(6,157,107)	2,855,334	(19,704,507)	(1,006,478)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(266,023)	(171,737)	(269,192)	—	(623,437)	(355,350)
Net realized gains on investments	—	(1,583,664)	—	—	—	(955,097)
Tax return of capital	(55,621)	—	—	—	—	—
Total distributions	(321,644)	(1,755,401)	(269,192)	—	(623,437)	(1,310,447)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	120,132,221	141,329,013	10,665,190	10,502,380	32,297,430	6,536,428
Cost of shares redeemed	(54,028,181)	(15,398,500)	(5,949,983)	—	(4,549,470)	—
Change in net assets resulting from capital transactions	66,104,040	125,930,513	4,715,207	10,502,380	27,747,960	6,536,428
Change in net assets	(4,905,711)	127,491,771	(1,711,092)	13,357,714	7,420,016	4,219,503
NET ASSETS:
Beginning of period	$133,344,154	$5,852,383	$13,357,714	$—	$17,760,561	$13,541,058
End of period	$128,438,443	$133,344,154	$11,646,622	$13,357,714	$25,180,577	$17,760,561
Accumulated undistributed net investment income (loss) included in end of period net assets	$87,068	$107,362	$63,937	$50,695	$161,712	$65,572
SHARE TRANSACTIONS:
Beginning of period	1,875,001	75,001	150,001	—	225,001	150,001
Issued	2,925,000	1,125,000	375,000	150,001	525,000	75,000
Issued in-kind	975,000	900,000	—	—	300,000	—
Redeemed	(75,001)	—	(150,001)	—	(150,001)	—
Redemption in-kind	(1,350,000)	(225,000)	—	—	—	—
Shares outstanding, end of period	4,350,000	1,875,001	375,000	150,001	900,000	225,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Short QQQ®		Short Dow30SM		Short S&P500®
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(175,969)	$2,521,150	$(239,769)	$3,958,673	$(1,831,190)	$7,042,581
Net realized gain (loss)	15,747,294	(7,529,402)	59,968,177	3,265,472	39,299,218	437,291
Change in net unrealized appreciation (depreciation)	(8,736,613)	(186,602)	(12,154,920)	1,923,750	(59,784,848)	3,838,305
Change in Net Assets Resulting from Operations	6,834,712	(5,194,854)	47,573,488	9,147,895	(22,316,820)	11,318,177
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(493,159)	(3,173,510)	(990,714)	(4,378,811)	(2,058,043)	(7,603,043)
Net realized gains on investments	(5,101,612)	—	(20,911,593)	—	(57,527,841)	—
Total distributions	(5,594,771)	(3,173,510)	(21,902,307)	(4,378,811)	(59,585,884)	(7,603,043)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	164,243,475	305,003,318	283,972,376	285,734,793	1,513,147,789	517,377,965
Cost of shares redeemed	(55,293,505)	(324,107,413)	(245,845,614)	(246,518,839)	(455,831,724)	(399,566,249)
Change in net assets resulting from capital transactions	108,949,970	(19,104,095)	38,126,762	39,215,954	1,057,316,065	117,811,716
Change in net assets	110,189,911	(27,472,459)	63,797,943	43,985,038	975,413,361	121,526,850
NET ASSETS:
Beginning of period	$64,489,925	$91,962,384	$170,683,721	$126,698,683	$307,081,391	$185,554,541
End of period	$174,679,836	$64,489,925	$234,481,664	$170,683,721	$1,282,494,752	$307,081,391
Accumulated undistributed net investment income (loss) included in end of period net assets	$(467,077)	$202,742	$(952,291)	$379,577	$(3,036,067)	$859,307
SHARE TRANSACTIONS:
Beginning of period	1,200,001	1,575,001	2,775,001	2,175,001	4,876,429	3,151,429
Issued	2,625,000	5,325,000	3,975,000	4,725,000	20,250,000	8,175,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(825,001)	(5,700,000)	(3,225,001)	(4,125,000)	(5,700,000)	(6,450,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,000,000	1,200,001	3,525,000	2,775,001	19,426,429	4,876,429

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Short MidCap400		Short SmallCap600		Short Russell2000
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,126)	$2,125,608	$(36,816)	$349,230	$20,534	$1,493,731
Net realized gain (loss)	13,116,862	3,801,561	6,918,132	891,836	18,093,223	2,269,560
Change in net unrealized appreciation (depreciation)	(1,579,758)	777,992	(677,984)	(355,853)	(3,529,005)	(2,039,967)
Change in Net Assets Resulting from Operations	11,533,978	6,705,161	6,203,332	885,213	14,584,752	1,723,324
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(245,046)	(2,942,543)	(96,676)	(467,559)	(530,624)	(1,050,006)
Net realized gains on investments	(4,239,225)	—	(7,266,783)	—	(16,345,318)	—
Total distributions	(4,484,271)	(2,942,543)	(7,363,459)	(467,559)	(16,875,942)	(1,050,006)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	20,402,179	8,501,765	38,395,725	5,513,584	106,035,547	159,738,741
Cost of shares redeemed	(35,541,915)	(84,438,750)	(29,769,160)	—	(106,615,317)	(103,874,393)
Change in net assets resulting from capital transactions	(15,139,736)	(75,936,985)	8,626,565	5,513,584	(579,770)	55,864,348
Change in net assets	(8,090,029)	(72,174,367)	7,466,438	5,931,238	(2,870,960)	56,537,666
NET ASSETS:
Beginning of period	$38,715,850	$110,890,217	$15,694,142	$9,762,904	$81,359,679	$24,822,013
End of period	$30,625,821	$38,715,850	$23,160,580	$15,694,142	$78,488,719	$81,359,679
Accumulated undistributed net investment income (loss) included in end of period net assets	$(159,332)	$86,858	$(90,739)	$41,064	$(273,077)	$480,327
SHARE TRANSACTIONS:
Beginning of period	675,001	1,950,001	225,001	150,001	1,125,001	375,001
Issued	300,000	150,000	600,000	75,000	1,500,000	2,100,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(450,001)	(1,425,000)	(375,001)	—	(1,275,001)	(1,350,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	525,000	675,001	450,000	225,001	1,350,000	1,125,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort QQQ®		UltraShort Dow30SM		UltraShort S&P500®
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,237,370	$50,452,850	$(613,334)	$15,627,520	$(3,830,259)	$51,431,805
Net realized gain (loss)	852,268,707	(184,122,397)	305,023,335	39,393,048	1,266,046,071	68,356,900
Change in net unrealized appreciation (depreciation)	(45,780,199)	(14,080,966)	(57,334,684)	21,840,972	(407,954,927)	68,382,424
Change in Net Assets Resulting from Operations	808,725,878	(147,750,513)	247,075,317	76,861,540	854,260,885	188,171,129
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,096,628)	(62,103,703)	(3,266,362)	(16,967,361)	(15,007,345)	(50,399,197)
Net realized gains on investments	(104,017,126)	—	(171,438,455)	—	(515,979,065)	—
Total distributions	(113,113,754)	(62,103,703)	(174,704,817)	(16,967,361)	(530,986,410)	(50,399,197)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,267,816,023	4,459,241,465	1,485,748,871	1,652,443,636	7,840,940,579	5,368,924,944
Cost of shares redeemed	(4,749,043,248)	(4,822,637,376)	(1,477,655,500)	(1,728,883,013)	(6,856,034,769)	(3,883,960,520)
Change in net assets resulting from capital transactions	(1,481,227,225)	(363,395,911)	8,093,371	(76,439,377)	984,905,810	1,484,964,424
Change in net assets	(785,615,101)	(573,250,127)	80,463,871	(16,545,198)	1,308,180,285	1,622,736,356
NET ASSETS:
Beginning of period	$1,742,036,793	$2,315,286,920	$558,739,520	$575,284,718	$2,564,672,466	$941,936,110
End of period	$956,421,692	$1,742,036,793	$639,203,391	$558,739,520	$3,872,852,751	$2,564,672,466
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,508,477)	$3,550,128	$(2,521,427)	$1,684,508	$(13,184,537)	$7,571,522
SHARE TRANSACTIONS:
Beginning of period	46,575,001	50,100,001	10,575,001	11,775,001	45,300,001	18,450,001
Issued	66,000,000	105,600,000	22,875,000	32,175,000	104,025,000	94,575,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(84,750,001)	(109,125,000)	(20,175,001)	(33,375,000)	(80,325,001)	(67,725,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	27,825,000	46,575,001	13,275,000	10,575,001	69,000,000	45,300,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort MidCap400		UltraShort SmallCap600		UltraShort Russell2000
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$309,290	$6,031,735	$156,470	$1,566,766	$2,317,045	$17,308,415
Net realized gain (loss)	87,618,672	6,428,551	42,327,786	(483,213)	492,693,656	40,274,743
Change in net unrealized appreciation (depreciation)	304,727	(4,173,194)	(508,756)	(3,422,068)	(29,905,855)	(55,053,526)
Change in Net Assets Resulting from Operations	88,232,689	8,287,092	41,975,500	(2,338,515)	465,104,846	2,529,632
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,153,228)	(7,005,973)	(336,661)	(1,431,668)	(6,887,867)	(12,557,456)
Net realized gains on investments	(23,253,306)	—	(10,729,836)	—	(133,163,951)	—
Total distributions	(24,406,534)	(7,005,973)	(11,066,497)	(1,431,668)	(140,051,818)	(12,557,456)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	98,983,494	162,921,765	83,694,535	99,310,763	1,516,139,596	1,494,156,801
Cost of shares redeemed	(281,690,294)	(172,604,609)	(154,169,803)	(53,423,563)	(2,432,462,736)	(524,852,803)
Change in net assets resulting from capital transactions	(182,706,800)	(9,682,844)	(70,475,268)	45,887,200	(916,323,140)	969,303,998
Change in net assets	(118,880,645)	(8,401,725)	(39,566,265)	42,117,017	(591,270,112)	959,276,174
NET ASSETS:
Beginning of period	$180,340,620	$188,742,345	$64,291,332	$22,174,315	$1,169,737,209	$210,461,035
End of period	$61,459,975	$180,340,620	$24,725,067	$64,291,332	$578,467,097	$1,169,737,209
Accumulated undistributed net investment income (loss) included in end of period net assets	$(315,758)	$544,204	$(133,838)	$225,684	$(2,138,633)	$3,517,133
SHARE TRANSACTIONS:
Beginning of period	3,675,001	3,825,001	975,001	375,001	17,175,001	3,450,001
Issued	1,575,000	2,850,000	1,350,000	1,350,000	22,500,000	20,925,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,675,001)	(3,000,000)	(1,800,001)	(750,000)	(26,775,001)	(7,200,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,575,000	3,675,001	525,000	975,001	12,900,000	17,175,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort Russell1000 Value		UltraShort Russell1000 Growth		UltraShort Russell MidCap Value
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(43,640)	$208,778	$(34,236)	$388,472	$(24,573)	$174,667
Net realized gain (loss)	(830,630)	260,467	7,601,534	311,873	2,361,428	547,599
Change in net unrealized appreciation (depreciation)	(3,014,789)	349,119	(2,739,268)	(230,830)	(1,306,933)	505,028
Change in Net Assets Resulting from Operations	(3,889,059)	818,364	4,828,030	469,515	1,029,922	1,227,294
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(99,234)	(177,234)	(103,760)	(385,532)	(28,747)	(230,163)
Net realized gains on investments	(2,144,498)	—	(7,417,088)	—	(4,156,613)	(49,224)
Total distributions	(2,243,732)	(177,234)	(7,520,848)	(385,532)	(4,185,360)	(279,387)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	66,179,959	12,103,507	47,186,152	20,543,427	5,558,524	—
Cost of shares redeemed	(53,343,200)	(11,578,314)	(41,417,203)	(11,332,883)	(4,195,774)	—
Change in net assets resulting from capital transactions	12,836,759	525,193	5,768,949	9,210,544	1,362,750	—
Change in net assets	6,703,968	1,166,323	3,076,131	9,294,527	(1,792,688)	947,907
NET ASSETS:
Beginning of period	$6,032,501	$4,866,178	$14,175,067	$4,880,540	$5,878,774	$4,930,867
End of period	$12,736,469	$6,032,501	$17,251,198	$14,175,067	$4,086,086	$5,878,774
Accumulated undistributed net investment income (loss) included in end of period net assets	$(101,470)	$93,528	$(113,660)	$40,546	$(37,415)	$12,780
SHARE TRANSACTIONS:
Beginning of period	75,001	75,001	225,001	75,001	75,001	75,001
Issued	525,000	150,000	525,000	300,000	75,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(450,001)	(150,000)	(450,001)	(150,000)	(75,001)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,000	75,001	300,000	225,001	75,000	75,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Russell MidCap Growth		UltraShort Russell2000 Value		UltraShort Russell2000 Growth
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$28,988	$185,147	$16,825	$831,940	$89,750	$859,105
Net realized gain (loss)	7,068,542	(1,254,399)	4,886,603	(3,730,696)	14,811,378	(1,167,690)
Change in net unrealized appreciation (depreciation)	(686,840)	(574,169)	(4,508,470)	2,284,762	1,358,935	(3,136,127)
Change in Net Assets Resulting from Operations	6,410,690	(1,643,421)	394,958	(613,994)	16,260,063	(3,444,712)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(102,559)	(255,532)	(155,678)	(741,038)	(276,884)	(776,899)
Net realized gains on investments	(4,033,521)	—	(2,290,255)	(29,288)	(6,860,410)	—
Total distributions	(4,136,080)	(255,532)	(2,445,933)	(770,326)	(7,137,294)	(776,899)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,284,344	15,771,748	40,306,179	67,040,376	18,241,711	39,875,286
Cost of shares redeemed	(19,416,363)	(5,037,033)	(48,724,532)	(45,567,875)	(60,854,363)	(5,481,603)
Change in net assets resulting from capital transactions	(9,132,019)	10,734,715	(8,418,353)	21,472,501	(42,612,652)	34,393,683
Change in net assets	(6,857,409)	8,835,762	(10,469,328)	20,088,181	(33,489,883)	30,172,072
NET ASSETS:
Beginning of period	$13,666,402	$4,830,640	$25,237,788	$5,149,607	$44,921,905	$14,749,833
End of period	$6,808,993	$13,666,402	$14,768,460	$25,237,788	$11,432,022	$44,921,905
Accumulated undistributed net investment income (loss) included in end of period net assets	$(42,921)	$31,598	$(67,829)	$75,615	$(69,001)	$142,322
SHARE TRANSACTIONS:
Beginning of period	225,001	75,001	300,001	75,001	675,001	225,001
Issued	150,000	225,000	525,000	750,000	300,000	525,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(225,001)	(75,000)	(525,001)	(525,000)	(675,001)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,000	225,001	300,000	300,001	300,000	675,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Short Financials	Short Oil & Gas	UltraShort Basic Materials
	June 10, 2008* through May 31, 2009	June 10, 2008* through May 31, 2009	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(288,444)	$16,320	$812,973	$1,801,073
Net realized gain (loss)	(21,438,241)	3,558,898	279,161,996	(78,486,791)
Change in net unrealized appreciation (depreciation)	(22,436,472)	(552,170)	(15,474,230)	(13,243,922)
Change in Net Assets Resulting from Operations	(44,163,157)	3,023,048	264,500,739	(89,929,640)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(51,373)	(40,334)	(1,682,873)	(1,371,965)
Net realized gains on investments	(1,804,612)	(1,821,663)	(45,848,922)	—
Total distributions	(1,855,985)	(1,861,997)	(47,531,795)	(1,371,965)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	215,422,265	16,296,184	450,830,504	422,737,045
Cost of shares redeemed	(12,032,350)	(13,021,805)	(810,473,385)	(134,030,754)
Change in net assets resulting from capital transactions	203,389,915	3,274,379	(359,642,881)	288,706,291
Change in net assets	157,370,773	4,435,430	(142,673,937)	197,404,686
NET ASSETS:
Beginning of period	$—	$—	$205,366,075	$7,961,389
End of period	$157,370,773	$4,435,430	$62,692,138	$205,366,075
Accumulated undistributed net investment income (loss) included in end of period net assets	$(340,467)	$(26,253)	$(409,812)	$526,749
SHARE TRANSACTIONS:
Beginning of period	—	—	7,200,001	150,001
Issued	2,925,001	225,001	11,550,000	10,050,000
Issued in-kind	—	—	—	—
Redeemed	(150,000)	(150,000)	(15,225,001)	(3,000,000)
Redemption in-kind	—	—	—	—
Shares outstanding, end of period	2,775,001	75,001	3,525,000	7,200,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Consumer Goods		UltraShort Consumer Services		UltraShort Financials
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$20,832	$486,320	$28,837	$817,821	$6,240,245	$25,227,258
Net realized gain (loss)	23,264,979	539,626	97,148,743	(5,956,340)	951,592,909	107,093,290
Change in net unrealized appreciation (depreciation)	(4,533,529)	236,797	(18,389,065)	2,418,682	(683,897,829)	204,395,787
Change in Net Assets Resulting from Operations	18,752,282	1,262,743	78,788,515	(2,719,837)	273,935,325	336,716,335
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(237,598)	(577,495)	(741,770)	(767,873)	(6,600,296)	(14,976,578)
Net realized gains on investments	(8,485,786)	—	(38,152,811)	(894,336)	—	—
Total distributions	(8,723,384)	(577,495)	(38,894,581)	(1,662,209)	(6,600,296)	(14,976,578)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	66,274,258	25,468,946	292,201,998	113,285,949	12,063,875,633	3,232,898,874
Cost of shares redeemed	(82,490,876)	(10,003,577)	(360,360,677)	(13,286,484)	(13,291,649,168)	(1,446,139,927)
Change in net assets resulting from capital transactions	(16,216,618)	15,465,369	(68,158,679)	99,999,465	(1,227,773,535)	1,786,758,947
Change in net assets	(6,187,720)	16,150,617	(28,264,745)	95,617,419	(960,438,506)	2,108,498,704
NET ASSETS:
Beginning of period	$25,861,259	$9,710,642	$100,678,227	$5,060,808	$2,164,711,778	$56,213,074
End of period	$19,673,539	$25,861,259	$72,413,482	$100,678,227	$1,204,273,272	$2,164,711,778
Accumulated undistributed net investment income (loss) included in end of period net assets	$(157,547)	$63,298	$(531,167)	$196,651	$(4,682,778)	$9,159,533
SHARE TRANSACTIONS:
Beginning of period	375,001	150,001	1,200,001	75,001	19,650,001	825,001
Issued	825,000	375,000	3,000,000	1,275,000	114,150,000	32,400,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(900,001)	(150,000)	(3,075,001)	(150,000)	(104,700,001)	(13,575,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	300,000	375,001	1,125,000	1,200,001	29,100,000	19,650,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort Health Care		UltraShort Industrials		UltraShort Oil & Gas
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,181	$321,963	$125,660	$456,926	$5,498,728	$7,927,380
Net realized gain (loss)	(2,167,147)	2,403,901	86,926,773	(3,174,185)	902,539,034	(283,033,915)
Change in net unrealized appreciation (depreciation)	(1,330,536)	(223,108)	(7,572,587)	(400,259)	(8,934,572)	(42,080,486)
Change in Net Assets Resulting from Operations	(3,495,502)	2,502,756	79,479,846	(3,117,518)	899,103,190	(317,187,021)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(81,932)	(447,946)	(456,248)	(434,139)	(8,912,191)	(4,620,172)
Net realized gains on investments	(4,448,011)	—	(39,473,089)	—	(121,459,797)	—
Total distributions	(4,529,943)	(447,946)	(39,929,337)	(434,139)	(130,371,988)	(4,620,172)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	26,670,946	—	123,076,546	56,248,635	1,611,981,579	2,993,761,509
Cost of shares redeemed	(17,929,049)	—	(155,271,513)	(28,571,556)	(4,489,724,856)	(373,970,138)
Change in net assets resulting from capital transactions	8,741,897	—	(32,194,967)	27,677,079	(2,877,743,277)	2,619,791,371
Change in net assets	716,452	2,054,810	7,355,542	24,125,422	(2,109,012,075)	2,297,984,178
NET ASSETS:
Beginning of period	$11,619,110	$9,564,300	$28,394,306	$4,268,884	$2,328,579,356	$30,595,178
End of period	$12,335,562	$11,619,110	$35,749,848	$28,394,306	$219,567,281	$2,328,579,356
Accumulated undistributed net investment income (loss) included in end of period net assets	$(51,309)	$29,108	$(223,831)	$166,208	$(1,520,611)	$3,590,086
SHARE TRANSACTIONS:
Beginning of period	150,001	150,001	525,001	75,001	81,075,001	600,001
Issued	300,000	—	2,100,000	900,000	54,975,000	89,775,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(225,001)	—	(1,800,001)	(450,000)	(123,375,001)	(9,300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	225,000	150,001	825,000	525,001	12,675,000	81,075,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Real Estate		UltraShort Semiconductors		UltraShort Technology
	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,112,648)	$15,076,786	$14,722	$374,264	$(26,607)	$586,552
Net realized gain (loss)	(564,500,116)	(120,574,551)	28,906,537	(5,712,946)	28,134,005	(3,717,386)
Change in net unrealized appreciation (depreciation)	(577,745,794)	36,917,436	(6,130,253)	(1,214,718)	(7,522,491)	(2,212,548)
Change in Net Assets Resulting from Operations	(1,143,358,558)	(68,580,329)	22,791,006	(6,553,400)	20,584,907	(5,343,382)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,297,640)	(8,146,946)	(232,750)	(410,036)	(448,101)	(447,255)
Net realized gains on investments	(99,665,177)	—	(12,703,857)	—	(19,847,352)	—
Total distributions	(105,962,817)	(8,146,946)	(12,936,607)	(410,036)	(20,295,453)	(447,255)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,771,021,807	1,621,271,332	76,744,105	34,532,142	91,342,102	66,497,255
Cost of shares redeemed	(6,086,840,104)	(838,048,812)	(76,992,691)	(11,890,126)	(95,908,783)	(24,765,673)
Change in net assets resulting from capital transactions	1,684,181,703	783,222,520	(248,586)	22,642,016	(4,566,681)	41,731,582
Change in net assets	434,860,328	706,495,245	9,605,813	15,678,580	(4,277,227)	35,940,945
NET ASSETS:
Beginning of period	$804,324,416	$97,829,171	$24,925,079	$9,246,499	$40,668,154	$4,727,209
End of period	$1,239,184,744	$804,324,416	$34,530,892	$24,925,079	$36,390,927	$40,668,154
Accumulated undistributed net investment income (loss) included in end of period net assets	$(5,408,139)	$5,662,052	$(126,366)	$125,293	$(228,657)	$289,515
SHARE TRANSACTIONS:
Beginning of period	9,525,001	1,275,001	450,001	150,001	750,001	75,001
Issued	129,825,000	15,600,000	1,275,000	450,000	1,200,000	1,050,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,750,001)	(7,350,000)	(825,001)	(150,000)	(1,125,001)	(375,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	63,600,000	9,525,001	900,000	450,001	825,000	750,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort Telecommunications		UltraShort Utilities		Short MSCI EAFE
	Year Ended May 31, 2009	March 25, 2008* through May 31, 2008	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2009	October 23, 2007* through May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$17,187	$21,488	$10,186	$538,301	$(167,929)	$218,836
Net realized gain (loss)	2,339,083	(1,957,712)	21,506,479	(1,588,496)	6,208,450	726,925
Change in net unrealized appreciation (depreciation)	353,995	(530,385)	(1,242,239)	(477,026)	(9,945,853)	34,548
Change in Net Assets Resulting from Operations	2,710,265	(2,466,609)	20,274,426	(1,527,221)	(3,905,332)	980,309
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(56,606)	—	(118,215)	(563,239)	(192,310)	(116,841)
Net realized gains on investments	(2,496,405)	—	(7,714,735)	—	(8,527,297)	—
Total distributions	(2,553,011)	—	(7,832,950)	(563,239)	(8,719,607)	(116,841)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,419	10,502,380	14,951,868	32,147,083	120,626,475	33,544,897
Cost of shares redeemed	(5,869,117)	—	(34,160,600)	(27,300,720)	(58,584,270)	(23,364,310)
Change in net assets resulting from capital transactions	(5,867,698)	10,502,380	(19,208,732)	4,846,363	62,042,205	10,180,587
Change in net assets	(5,710,444)	8,035,771	(6,767,256)	2,755,903	49,417,266	11,044,055
NET ASSETS:
Beginning of period	$8,035,771	$—	$19,085,459	$16,329,556	$11,044,055	$—
End of period	$2,325,327	$8,035,771	$12,318,203	$19,085,459	$60,461,321	$11,044,055
Accumulated undistributed net investment income (loss) included in end of period net assets	$(18,914)	$21,488	$(66,290)	$54,418	$(261,812)	$101,995
SHARE TRANSACTIONS:
Beginning of period	150,001	—	375,001	300,001	150,001	—
Issued	—	150,001	300,000	525,000	1,275,000	450,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,001)	—	(375,001)	(450,000)	(600,001)	(300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	75,000	150,001	300,000	375,001	825,000	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Short MSCI Emerging Markets		UltraShort MSCI EAFE		UltraShort MSCI Emerging Markets
	Year Ended May 31, 2009	October 30, 2007* through May 31, 2008	Year Ended May 31, 2009	October 23, 2007* through May 31, 2008	Year Ended May 31, 2009	October 30, 2007* through May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$15,420	$350,732	$55,864	$785,901	$(176,588)	$2,518,274
Net realized gain (loss)	(4,240,158)	(4,815,652)	75,869,670	(12,695,670)	(195,875,090)	(47,415,706)
Change in net unrealized appreciation (depreciation)	(9,708,972)	91,574	(20,000,367)	388,339	(54,145,079)	(21,158,755)
Change in Net Assets Resulting from Operations	(13,933,710)	(4,373,346)	55,925,167	(11,521,430)	(250,196,757)	(66,056,187)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(302,058)	(234,702)	(950,783)	(254,472)	(2,374,781)	(1,130,333)
Net realized gains on investments	(2,873,044)	—	(18,081,947)	—	(13,000,031)	—
Total distributions	(3,175,102)	(234,702)	(19,032,730)	(254,472)	(15,374,812)	(1,130,333)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	130,706,138	56,702,374	350,048,101	167,444,573	1,489,752,592	562,071,889
Cost of shares redeemed	(110,991,121)	—	(397,831,140)	(88,571,978)	(1,292,696,039)	(219,295,219)
Change in net assets resulting from capital transactions	19,715,017	56,702,374	(47,783,039)	78,872,595	197,056,553	342,776,670
Change in net assets	2,606,205	52,094,326	(10,890,602)	67,096,693	(68,515,016)	275,590,150
NET ASSETS:
Beginning of period	$52,094,326	$—	$67,096,693	$—	$275,590,150	$—
End of period	$54,700,531	$52,094,326	$56,206,091	$67,096,693	$207,075,134	$275,590,150
Accumulated undistributed net investment income (loss) included in end of period net assets	$(182,040)	$116,030	$(401,476)	$531,429	$(1,698,325)	$1,387,941
SHARE TRANSACTIONS:
Beginning of period	750,001	—	900,001	—	4,350,001	—
Issued	1,575,000	750,001	3,150,000	1,950,001	20,775,000	7,125,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,275,001)	—	(3,150,001)	(1,050,000)	(15,150,001)	(2,775,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,050,000	750,001	900,000	900,001	9,975,000	4,350,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort MSCI Japan		UltraShort FTSE/Xinhua China 25
	Year Ended May 31, 2009	November 6, 2007* through May 31, 2008	Year Ended May 31, 2009	November 6, 2007* through May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$26,278	$226,121	$857,208	$6,442,114
Net realized gain (loss)	14,450,245	(2,516,091)	(35,473,039)	(99,884,660)
Change in net unrealized appreciation (depreciation)	(1,792,482)	(450,828)	(94,153,178)	43,256,600
Change in Net Assets Resulting from Operations	12,684,041	(2,740,798)	(128,769,009)	(50,185,946)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(129,259)	(160,664)	(3,599,137)	(2,270,927)
Net realized gains on investments	(1,820,143)	—	—	—
Total distributions	(1,949,402)	(160,664)	(3,599,137)	(2,270,927)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	18,378,329	29,936,948	1,493,890,359	1,940,057,085
Cost of shares redeemed	(36,461,482)	(6,459,183)	(1,865,834,926)	(1,213,601,646)
Change in net assets resulting from capital transactions	(18,083,153)	23,477,765	(371,944,567)	726,455,439
Change in net assets	(7,348,514)	20,576,303	(504,312,713)	673,998,566
NET ASSETS:
Beginning of period	$20,576,303	$—	$673,998,566	$—
End of period	$13,227,789	$20,576,303	$169,685,853	$673,998,566
Accumulated undistributed net investment income (loss) included in end of period net assets	$(63,549)	$65,457	$(1,167,584)	$4,171,187
SHARE TRANSACTIONS:
Beginning of period	300,001	—	9,975,001	—
Issued	225,000	375,001	25,575,000	23,625,001
Issued in-kind	—	—	—	—
Redeemed	(300,001)	(75,000)	(23,100,001)	(13,650,000)
Redemption in-kind	—	—	—	—
Shares outstanding, end of period	225,000	300,001	12,450,000	9,975,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury
	Year Ended May 31, 2009	April 29, 2008* through May 31, 2008	Year Ended May 31, 2009	April 29, 2008* through May 31, 2008
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,144,407)	$14,256	$(11,186,886)	$22,595
Net realized gain (loss)	(15,125,599)	562,138	437,710,608	1,889,993
Change in net unrealized appreciation (depreciation)	14,350,126	16,645	168,889,472	42,670
Change in Net Assets Resulting from Operations	(1,919,880)	593,039	595,413,194	1,955,258
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(259,341)	—	(843,693)	—
Net realized gains on investments	—	—	—	—
Total distributions	(259,341)	—	(843,693)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	468,002,176	31,816,614	4,048,528,603	90,272,107
Cost of shares redeemed	(52,410,248)	—	(677,115,034)	—
Change in net assets resulting from capital transactions	415,591,928	31,816,614	3,371,413,569	90,272,107
Change in net assets	413,412,707	32,409,653	3,965,983,070	92,227,365
NET ASSETS:
Beginning of period	$32,409,653	$—	$92,227,365	$—
End of period	$445,822,360	$32,409,653	$4,058,210,435	$92,227,365
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,389,492)	$14,256	$(11,981,834)	$22,595
SHARE TRANSACTIONS:
Beginning of period	450,001	—	1,275,001	—
Issued	8,325,000	450,001	90,075,000	1,275,001
Issued in-kind	—	—	—	—
Redeemed	(900,001)	—	(14,025,001)	—
Redemption in-kind	—	—	—	—
Shares outstanding, end of period	7,875,000	450,001	77,325,000	1,275,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Year ended May 31, 2009	$90.42	$(0.07)	$(54.22)	$0.01	$(54.28)	$—	$—	$(0.03)	$(0.03)	$36.11	(60.05)%	(60.09)%
Year ended May 31, 2008	94.58	0.13	0.75	0.05	0.93	(0.07)	(5.02)	—	(5.09)	90.42	0.57	0.52
June 19, 2006* through May 31, 2007	70.00	0.14	29.87	—	30.01	(0.12)	(5.31)	—	(5.43)	94.58	43.94	44.14
Ultra Dow30SM
Year ended May 31, 2009	75.75	0.72	(46.46)	0.02	(45.72)	(0.82)	—	—	(0.82)	29.21	(60.66)	(60.22)
Year ended May 31, 2008	97.22	1.43	(18.05)	0.03	(16.59)	(1.32)	(3.56)	—	(4.88)	75.75	(17.59)	(17.61)
June 19, 2006* through May 31, 2007	70.00	1.44	32.95	—	34.39	(1.02)	(6.15)	—	(7.17)	97.22	50.99	50.91
Ultra S&P500®
Year ended May 31, 2009	73.99	0.43	(47.71)	0.01	(47.27)	(0.51)	—	—	(0.51)	26.21	(64.09)	(63.77)
Year ended May 31, 2008	98.42	1.06	(21.20)	0.03	(20.11)	(1.04)	(3.28)	—	(4.32)	73.99	(20.88)	(21.07)
June 19, 2006* through May 31, 2007	70.00	1.22	31.25	—	32.47	(0.68)	(3.37)	—	(4.05)	98.42	47.17	47.28

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Year ended May 31, 2009	1.03%	0.95%	(0.29)%	(0.20)%	$1,080,608	73%
Year ended May 31, 2008	1.04	0.95	0.06	0.15	908,687	39
June 19, 2006* through May 31, 2007	1.07	0.95	0.05	0.18	248,261	20
Ultra Dow30SM
Year ended May 31, 2009	0.99	0.95	2.22	2.26	602,468	73
Year ended May 31, 2008	1.02	0.95	1.69	1.76	301,090	64
June 19, 2006* through May 31, 2007	1.22	0.95	1.57	1.84	123,956	81
Ultra S&P500®
Year ended May 31, 2009	0.95	0.95	1.68	1.68	2,398,029	77
Year ended May 31, 2008	0.98	0.95	1.34	1.37	904,503	18
June 19, 2006* through May 31, 2007	1.11	0.95	1.32	1.48	243,579	12

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MidCap400
Year ended May 31, 2009	$80.92	$0.21	$(53.99)	$0.01	$(53.77)	$(0.33)	$—	$(0.33)	$26.82	(66.62)%	(66.55)%
Year ended May 31, 2008	99.03	0.58	(14.44)	0.01	(13.85)	(0.54)	(3.72)	(4.26)	80.92	(13.85)	(13.82)
June 19, 2006* through May 31, 2007	70.00	0.91	32.78	—	33.69	(0.73)	(3.93)	(4.66)	99.03	49.76	50.02
Ultra SmallCap600
Year ended May 31, 2009	58.20	0.14	(37.99)	0.01	(37.84)	(0.15)	—	(0.15)	20.21	(65.10)	(65.02)
Year ended May 31, 2008	82.62	0.33	(21.49)	0.01	(21.15)	(0.63)	(2.64)	(3.27)	58.20	(25.80)	(26.27)
January 23, 2007* through May 31, 2007	70.00	0.22	12.40	—	12.62	—	—	—	82.62	18.03	18.50
Ultra Russell2000
Year ended May 31, 2009	55.88	0.14	(37.07)	0.01	(36.92)	(0.20)	—	(0.20)	18.76	(66.18)	(66.31)
Year ended May 31, 2008	79.77	0.36	(22.76)	0.03	(22.37)	(0.65)	(0.87)	(1.52)	55.88	(28.28)	(28.48)
January 23, 2007* through May 31, 2007	70.00	0.27	9.50	—	9.77	—	—	—	79.77	13.96	14.29

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra MidCap400
Year ended May 31, 2009	1.18%	0.95%	0.48%	0.71%	$158,895	167%
Year ended May 31, 2008	1.25	0.95	0.41	0.71	133,524	56
June 19, 2006* through May 31, 2007	1.34	0.95	0.77	1.16	103,986	28
Ultra SmallCap600
Year ended May 31, 2009	1.62	0.95	(0.07)	0.60	54,565	182
Year ended May 31, 2008	2.10	0.95	(0.61)	0.54	21,824	45
January 23, 2007* through May 31, 2007	2.48	0.95	(0.70)	0.83	12,393	12
Ultra Russell2000
Year ended May 31, 2009	1.30	0.95	0.34	0.69	303,990	205
Year ended May 31, 2008	1.49	0.95	0.11	0.65	113,165	48
January 23, 2007* through May 31, 2007	2.50	0.95	(0.49)	1.06	29,916	14

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell1000 Value
Year ended May 31, 2009	$51.92	$0.41	$(35.73)	$0.01	$(35.31)	$(0.54)	$—	$—	$(0.54)	$16.07	(68.39)%	(68.15)%
Year ended May 31, 2008	75.96	1.16	(23.81)	—	(22.65)	(1.39)	—	—	(1.39)	51.92	(30.10)	(30.02)
February 20, 2007* through May 31, 2007	70.00	0.40	5.56	—	5.96	—	—	—	—	75.96	8.51	8.04
Ultra Russell1000 Growth
Year ended May 31, 2009	66.57	0.23	(40.72)	0.01	(40.48)	(0.22)	—	(0.03)	(0.25)	25.84	(60.90)	(61.15)
Year ended May 31, 2008	75.80	0.45	(7.08)	0.02	(6.61)	(0.58)	(2.04)	—	(2.62)	66.57	(8.94)	(9.25)
February 20, 2007* through May 31, 2007	70.00	0.20	5.60	—	5.80	—	—	—	—	75.80	8.29	8.43
Ultra Russell MidCap Value
Year ended May 31, 2009	52.21	0.30	(36.82)	0.01	(36.51)	(0.39)	—	—	(0.39)	15.31	(70.21)	(70.11)
Year ended May 31, 2008	74.99	0.81	(22.39)	0.01	(21.57)	(1.21)	—	—	(1.21)	52.21	(28.91)	(29.08)
February 20, 2007* through May 31, 2007	70.00	0.39	4.60	—	4.99	—	—	—	—	74.99	7.13	6.96

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell1000 Value
Year ended May 31, 2009	2.67%	0.95%	0.66%	2.38%	$20,484	163%
Year ended May 31, 2008	2.06	0.95	0.81	1.92	7,789	36
February 20, 2007* through May 31, 2007	2.26	0.95	0.81	2.12	11,394	3
Ultra Russell1000 Growth
Year ended May 31, 2009	1.93	0.95	(0.17)	0.81	29,072	138
Year ended May 31, 2008	1.56	0.95	0.06	0.67	39,944	33
February 20, 2007* through May 31, 2007	2.30	0.95	(0.28)	1.06	11,370	2
Ultra Russell MidCap Value
Year ended May 31, 2009	3.77	0.95	(0.95)	1.87	13,777	140
Year ended May 31, 2008	2.44	0.95	(0.10)	1.39	3,916	59
February 20, 2007* through May 31, 2007	2.21	0.95	0.82	2.07	11,249	3

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell MidCap Growth
Year ended May 31, 2009	$65.61	$0.07		$(45.00)	$—	(h)	$(44.93)	$(0.07)	$—	$(0.07)	$20.61	(68.49)%	(68.40)%
Year ended May 31, 2008	76.27	0.25		(8.57)	0.03		(8.29)	(0.34)	(2.03)	(2.37)	65.61	(10.93)	(10.89)
February 20, 2007* through May 31, 2007	70.00	0.13		6.14	—		6.27	—	—	—	76.27	8.97	8.91
Ultra Russell2000 Value
Year ended May 31, 2009	44.79	0.25		(30.24)	0.01		(29.98)	(0.34)	—	(0.34)	14.47	(67.25)	(67.52)
Year ended May 31, 2008	70.79	0.63		(25.70)	—	(h)	(25.07)	(0.93)	—	(0.93)	44.79	(35.68)	(35.19)
February 20, 2007* through May 31, 2007	70.00	0.36		0.43	—		0.79	—	—	—	70.79	1.13	0.59
Ultra Russell2000 Growth
Year ended May 31, 2009	58.31	—	(h)	(37.69)	0.01		(37.68)	(0.02)	—	(0.02)	20.61	(64.62)	(64.85)
Year ended May 31, 2008	74.06	0.18		(15.03)	—	(h)	(14.85)	(0.29)	(0.61)	(0.90)	58.31	(20.16)	(18.93)
February 20, 2007* through May 31, 2007	70.00	0.07		3.99	—		4.06	—	—	—	74.06	5.80	4.13

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any		Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Growth
Year ended May 31, 2009	2.54%	0.95%	(1.28)%	0.31%		$15,460	153%
Year ended May 31, 2008	1.95	0.95	(0.62)	0.38		19,682	132
February 20, 2007* through May 31, 2007	2.23	0.95	(0.57)	0.71		11,441	2
Ultra Russell2000 Value
Year ended May 31, 2009	3.88	0.95	(1.63)	1.30		18,448	175
Year ended May 31, 2008	2.90	0.95	(0.66)	1.29		10,078	84
February 20, 2007* through May 31, 2007	2.64	0.95	0.27	1.96		10,619	4
Ultra Russell2000 Growth
Year ended May 31, 2009	3.23	0.95	(2.29)	—	(k)	23,183	189
Year ended May 31, 2008	2.59	0.95	(1.35)	0.30		13,120	72
February 20, 2007* through May 31, 2007	2.60	0.95	(1.29)	0.36		11,109	5

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Year ended May 31, 2009	$104.14	$0.26	$(84.16	)(i)	$0.01	$(83.89)	$(0.38)	$—	$(0.38)	$19.87	(80.67)%	(80.65)%
Year ended May 31, 2008	91.28	1.10	24.52		0.04	25.66	(1.13)	(11.67)	(12.80)	104.14	31.61	31.03
January 30, 2007* through May 31, 2007	70.00	0.50	20.78		—	21.28	—	—	—	91.28	30.40	30.59
Ultra Consumer Goods
Year ended May 31, 2009	65.69	0.69	(30.25)		0.01	(29.55)	(0.77)	—	(0.77)	35.37	(45.19)	(45.15)
Year ended May 31, 2008	76.71	1.10	(10.07)		0.02	(8.95)	(1.51)	(0.56)	(2.07)	65.69	(11.90)	(8.65)
January 30, 2007* through May 31, 2007	70.00	0.44	6.27		—	6.71	—	—	—	76.71	9.59	8.59
Ultra Consumer Services
Year ended May 31, 2009	49.21	0.17	(27.43)		0.01	(27.25)	(0.17)	—	(0.17)	21.79	(55.40)	(55.71)
Year ended May 31, 2008	73.35	0.36	(23.84)		—	(23.48)	(0.66)	—	(0.66)	49.21	(32.18)	(30.90)
January 30, 2007* through May 31, 2007	70.00	0.16	3.19		—	3.35	—	—	—	73.35	4.80	3.49

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Year ended May 31, 2009	1.05%	0.95%	1.70%	1.80%	$466,528	246%
Year ended May 31, 2008	1.42	0.95	0.73	1.20	31,241	46
January 30, 2007* through May 31, 2007	1.95	0.95	0.90	1.90	13,692	8
Ultra Consumer Goods
Year ended May 31, 2009	2.22	0.95	0.60	1.87	15,918	86
Year ended May 31, 2008	2.03	0.95	0.51	1.59	9,853	11
January 30, 2007* through May 31, 2007	2.02	0.95	0.76	1.83	11,507	1
Ultra Consumer Services
Year ended May 31, 2009	3.18	0.95	(1.46)	0.77	11,440	110
Year ended May 31, 2008	3.04	0.95	(1.46)	0.63	3,691	10
January 30, 2007* through May 31, 2007	2.40	0.95	(0.76)	0.68	5,502	60

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Financials
Year ended May 31, 2009	$29.76	$0.12	$(25.51)	$—	(h)	$(25.39)	$(0.24)	$—	$(0.24)	$4.13	(85.83)%	(85.83)%
Year ended May 31, 2008	71.90	0.70	(41.74)	0.03		(41.01)	(1.13)	—	(1.13)	29.76	(57.74)	(58.00)
January 30, 2007* through May 31, 2007	70.00	0.55	1.35	—		1.90	—	—	—	71.90	2.71	2.86
Ultra Health Care
Year ended May 31, 2009	58.11	0.44	(23.96)	—	(h)	(23.52)	(0.44)	—	(0.44)	34.15	(40.60)	(41.20)
Year ended May 31, 2008	77.98	0.71	(18.21)	0.01		(17.49)	(1.05)	(1.33)	(2.38)	58.11	(22.95)	(22.76)
January 30, 2007* through May 31, 2007	70.00	0.52	7.46	—		7.98	—	—	—	77.98	11.40	11.53
Ultra Industrials
Year ended May 31, 2009	73.95	0.38	(53.80)	0.01		(53.41)	(0.39)	—	(0.39)	20.15	(72.38)	(72.45)
Year ended May 31, 2008	86.92	0.92	(9.16)	0.01		(8.23)	(1.38)	(3.36)	(4.74)	73.95	(9.63)	(9.59)
January 30, 2007* through May 31, 2007	70.00	0.34	16.58	—		16.92	—	—	—	86.92	24.17	24.29

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Financials
Year ended May 31, 2009	0.98%	0.95%	2.23%	2.26%	$2,517,915	238%
Year ended May 31, 2008	1.04	0.95	1.98	2.07	1,055,642	15
January 30, 2007* through May 31, 2007	2.28	0.95	1.10	2.43	10,785	46
Ultra Health Care
Year ended May 31, 2009	1.32	0.95	0.79	1.16	48,658	79
Year ended May 31, 2008	1.75	0.95	0.29	1.09	17,433	33
January 30, 2007* through May 31, 2007	2.00	0.95	1.13	2.17	11,698	2
Ultra Industrials
Year ended May 31, 2009	2.24	0.95	0.47	1.76	30,228	107
Year ended May 31, 2008	2.04	0.95	0.13	1.22	11,092	30
January 30, 2007* through May 31, 2007	2.12	0.95	0.18	1.35	6,519	1

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Oil & Gas
Year ended May 31, 2009	$115.62	$0.29	$(85.92)		$0.01	$(85.62)	$(0.10)	$—	$—	$(0.10)	$29.90	(74.04)%	(73.73)%
Year ended May 31, 2008	94.94	0.73	32.36		0.06	33.15	(1.60)	(10.87)	—	(12.47)	115.62	37.97	36.84
January 30, 2007* through May 31, 2007	70.00	0.36	24.58		—	24.94	—	—	—	—	94.94	35.63	36.01
Ultra Real Estate
Year ended May 31, 2009	36.53	0.16	(32.19)		0.01	(32.02)	(0.68)	—	—	(0.68)	3.83	(88.98)	(89.01)
Year ended May 31, 2008	61.82	0.74	(24.42	)(i)	0.01	(23.67)	(1.62)	—	—	(1.62)	36.53	(38.58)	(38.66)
January 30, 2007* through May 31, 2007	70.00	0.44	(8.62)		—	(8.18)	—	—	—	—	61.82	(11.69)	(11.86)
Ultra Semiconductors
Year ended May 31, 2009	60.30	0.24	(41.25)		0.01	(41.00)	(0.28)	—	(0.01)	(0.29)	19.01	(68.11)	(68.35)
Year ended May 31, 2008	78.50	0.68	(14.62	)(i)	0.03	(13.91)	(0.62)	(3.67)	—	(4.29)	60.30	(18.56)	(18.57)
January 30, 2007* through May 31, 2007	70.00	0.28	8.22		—	8.50	—	—	—	—	78.50	12.14	12.34

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Year ended May 31, 2009	1.00%	0.95%	0.99%	1.05%	$818,546	249%
Year ended May 31, 2008	1.19	0.95	0.48	0.72	78,044	76
January 30, 2007* through May 31, 2007	1.62	0.95	0.75	1.42	28,481	18
Ultra Real Estate
Year ended May 31, 2009	1.11	0.95	3.36	3.52	451,439	211
Year ended May 31, 2008	1.34	0.95	1.66	2.05	57,532	23
January 30, 2007* through May 31, 2007	1.87	0.95	1.09	2.01	4,636	114
Ultra Semiconductors
Year ended May 31, 2009	1.17	0.95	1.01	1.23	105,485	191
Year ended May 31, 2008	1.27	0.95	0.80	1.12	117,594	80
January 30, 2007* through May 31, 2007	1.94	0.95	0.17	1.16	11,775	3

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Technology
Year ended May 31, 2009	$71.12	$0.09	$(41.56)		$0.01		$(41.46)	$(0.11)	$—	$(0.02)	$(0.13)	$29.53	(58.33)%	(58.24)%
Year ended May 31, 2008	78.03	0.30	(4.68	)(i)	0.03		(4.35)	(0.45)	(2.11)	—	(2.56)	71.12	(5.93)	(5.99)
January 30, 2007* through May 31, 2007	70.00	0.15	7.88		—		8.03	—	—	—	—	78.03	11.47	11.37
Ultra Telecommunications
Year ended May 31, 2009	89.05	1.07	(57.35)		0.01		(56.27)	(1.72)	—	—	(1.72)	31.06	(63.73)	(64.38)
March 25, 2008* through May 31, 2008	70.00	0.34	18.69		0.02		19.05	—	—	—	—	89.05	27.21	28.01
Ultra Utilities
Year ended May 31, 2009	78.94	1.06	(50.96)		0.01		(49.89)	(1.07)	—	—	(1.07)	27.98	(63.64)	(63.95)
Year ended May 31, 2008	90.27	1.68	(6.76)		—	(h)	(5.08)	(2.01)	(4.24)	—	(6.25)	78.94	(5.75)	(5.92)
January 30, 2007* through May 31, 2007	70.00	0.74	19.53		—		20.27	—	—	—	—	90.27	28.96	29.24

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Technology
Year ended May 31, 2009	1.18%	0.95%	0.07%	0.30%	$128,438	100%
Year ended May 31, 2008	1.23	0.95	0.15	0.43	133,344	24
January 30, 2007* through May 31, 2007	2.25	0.95	(0.66)	0.63	5,852	63
Ultra Telecommunications
Year ended May 31, 2009	1.67	0.95	2.41	3.13	11,647	174
March 25, 2008* through May 31, 2008	2.83	0.95	0.50	2.38	13,358	—	(j)
Ultra Utilities
Year ended May 31, 2009	1.54	0.95	2.50	3.09	25,181	115
Year ended May 31, 2008	1.61	0.95	1.50	2.16	17,761	26
January 30, 2007* through May 31, 2007	1.88	0.95	1.73	2.66	13,541	—	(j)

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short QQQ®
Year ended May 31, 2009	$53.74	$(0.13)	$9.22	$0.02	$9.11	$(0.37)	$(4.25)	$(4.62)	$58.23	15.20%	15.43%
Year ended May 31, 2008	58.39	1.74	(4.17)	0.05	(2.38)	(2.27)	—	(2.27)	53.74	(4.16)	(4.43)
June 19, 2006* through May 31, 2007	70.00	2.66	(12.69)	—	(10.03)	(1.58)	—	(1.58)	58.39	(14.48)	(14.39)
Short Dow30SM
Year ended May 31, 2009	61.51	(0.08)	14.07	0.02	14.01	(0.29)	(8.71)	(9.00)	66.52	21.83	20.88
Year ended May 31, 2008	58.25	1.76	3.53	0.03	5.32	(2.06)	—	(2.06)	61.51	9.33	9.47
June 19, 2006* through May 31, 2007	70.00	2.63	(12.91)	—	(10.28)	(1.47)	—	(1.47)	58.25	(14.83)	(14.79)
Short S&P500®
Year ended May 31, 2009	62.97	(0.25)	15.63 (i)	0.03	15.41	(0.38)	(11.98)	(12.36)	66.02	22.14	21.67
Year ended May 31, 2008	58.88	1.72	4.47	0.03	6.22	(2.13)	—	(2.13)	62.97	10.76	10.72
June 19, 2006* through May 31, 2007	70.00	2.59	(12.11)	—	(9.52)	(1.60)	—	(1.60)	58.88	(13.70)	(13.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short QQQ®
Year ended May 31, 2009	1.16%	0.95%	(0.40)%	(0.19)%	$174,680	—%
Year ended May 31, 2008	1.16	0.95	2.82	3.03	64,490	—
June 19, 2006* through May 31, 2007	1.14	0.95	4.20	4.38	91,962	—
Short Dow30SM
Year ended May 31, 2009	1.02	0.95	(0.19)	(0.12)	234,482	—
Year ended May 31, 2008	1.05	0.95	2.82	2.92	170,684	—
June 19, 2006* through May 31, 2007	1.21	0.95	4.13	4.39	126,699	—
Short S&P500®
Year ended May 31, 2009	0.95	0.95	(0.34)	(0.34)	1,282,495	—
Year ended May 31, 2008	0.97	0.95	2.72	2.74	307,081	—
June 19, 2006* through May 31, 2007	1.08	0.95	4.20	4.33	185,555	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MidCap400
Year ended May 31, 2009	$57.36	$(0.01)	$12.63	$0.01		$12.63	$(0.36)	$(11.30)	$(11.66)	$58.33	18.18%	17.91%
Year ended May 31, 2008	56.87	2.06	1.14	0.01		3.21	(2.72)	—	(2.72)	57.36	5.55	5.52
June 19, 2006* through May 31, 2007	70.00	2.65	(13.33)	—		(10.68)	(2.45)	—	(2.45)	56.87	(15.54)	(15.51)
Short SmallCap600
Year ended May 31, 2009	69.75	(0.13)	14.50	0.03		14.40	(0.38)	(32.30)	(32.68)	51.47	13.89	14.11
Year ended May 31, 2008	65.09	2.03	5.59	—	(h)	7.62	(2.96)	—	(2.96)	69.75	11.89	11.73
January 23, 2007* through May 31, 2007	70.00	1.05	(5.96)	—		(4.91)	—	—	—	65.09	(7.01)	(6.84)
Short Russell2000
Year ended May 31, 2009	72.32	0.02	10.60	0.03		10.65	(0.61)	(24.22)	(24.83)	58.14	9.02	8.78
Year ended May 31, 2008	66.19	1.88	6.03	0.04		7.95	(1.82)	—	(1.82)	72.32	12.14	12.20
January 23, 2007* through May 31, 2007	70.00	1.02	(4.83)	—		(3.81)	—	—	—	66.19	(5.44)	(5.29)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short MidCap400
Year ended May 31, 2009	1.26%	0.95%	(0.32)%	(0.01)%	$30,626	—%
Year ended May 31, 2008	1.11	0.95	3.26	3.42	38,716	—
June 19, 2006* through May 31, 2007	1.07	0.95	4.24	4.36	110,890	—
Short SmallCap600
Year ended May 31, 2009	1.45	0.95	(0.69)	(0.19)	23,161	—
Year ended May 31, 2008	1.54	0.95	2.26	2.85	15,694	—
January 23, 2007* through May 31, 2007	1.89	0.95	3.49	4.43	9,763	—
Short Russell2000
Year ended May 31, 2009	1.14	0.95	(0.16)	0.03	78,489	—
Year ended May 31, 2008	1.14	0.95	2.32	2.51	81,360	—
January 23, 2007* through May 31, 2007	1.70	0.95	3.52	4.27	24,822	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort QQQ®
Year ended May 31, 2009	$37.40	$0.10	$6.62	$0.05	$6.77	$(0.30)	$(9.50)	$(9.80)	$34.37	7.08%	7.00%
Year ended May 31, 2008	46.21	1.40	(8.55)	0.05	(7.10)	(1.71)	—	(1.71)	37.40	(15.71)	(15.43)
July 11, 2006* through May 31, 2007	70.00	1.98	(24.86)	—	(22.88)	(0.91)	—	(0.91)	46.21	(32.86)	(33.01)
UltraShort Dow30SM
Year ended May 31, 2009	52.84	(0.07)	15.35	0.04	15.32	(0.34)	(19.67)	(20.01)	48.15	23.56	22.50
Year ended May 31, 2008	48.86	1.58	4.05	0.07	5.70	(1.72)	—	(1.72)	52.84	11.92	12.21
July 11, 2006* through May 31, 2007	70.00	2.13	(22.17)	—	(20.04)	(1.10)	—	(1.10)	48.86	(28.86)	(28.80)
UltraShort S&P500®
Year ended May 31, 2009	56.62	(0.10)	15.25	0.04	15.19	(0.39)	(15.29)	(15.68)	56.13	20.68	19.51
Year ended May 31, 2008	51.05	1.56	5.63	0.06	7.25	(1.68)	—	(1.68)	56.62	14.38	14.27
July 11, 2006* through May 31, 2007	70.00	2.21	(20.09)	—	(17.88)	(1.07)	—	(1.07)	51.05	(25.72)	(25.76)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort QQQ®
Year ended May 31, 2009	1.02%	0.95%	0.14%	0.21%	$956,422	—%
Year ended May 31, 2008	1.02	0.95	3.17	3.24	1,742,037	—
July 11, 2006* through May 31, 2007	0.98	0.95	4.27	4.30	2,315,287	—
UltraShort Dow30SM
Year ended May 31, 2009	0.98	0.95	(0.14)	(0.11)	639,203	—
Year ended May 31, 2008	0.98	0.95	3.03	3.06	558,740	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.21	4.31	575,285	—
UltraShort S&P500®
Year ended May 31, 2009	0.91	0.91	(0.14)	(0.14)	3,872,853	—
Year ended May 31, 2008	0.91	0.91	2.74	2.74	2,564,672	—
July 11, 2006* through May 31, 2007	0.96	0.95	4.33	4.35	941,936	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MidCap400
Year ended May 31, 2009	$49.07	$0.17	$13.96	$0.04	$14.17	$(0.37)	$(23.85)	$(24.22)	$39.02	9.02%	8.63%
Year ended May 31, 2008	49.34	1.71	0.07	0.02	1.80	(2.07)	—	(2.07)	49.07	3.26	3.47
July 11, 2006* through May 31, 2007	70.00	2.31	(21.45)	—	(19.14)	(1.52)	—	(1.52)	49.34	(27.71)	(27.83)
UltraShort SmallCap600
Year ended May 31, 2009	65.94	0.24	9.84	0.08	10.16	(0.39)	(28.61)	(29.00)	47.10	0.75	0.81
Year ended May 31, 2008	59.13	1.93	6.92 (i)	0.04	8.89	(2.08)	—	(2.08)	65.94	15.08	15.14
January 23, 2007* through May 31, 2007	70.00	1.03	(11.90)	—	(10.87)	—	—	—	59.13	(15.53)	(15.23)
UltraShort Russell2000
Year ended May 31, 2009	68.11	0.23	1.89	0.06	2.18	(0.44)	(25.01)	(25.45)	44.84	(10.64)	(9.70)
Year ended May 31, 2008	61.00	1.91	6.81 (i)	0.04	8.76	(1.65)	—	(1.65)	68.11	14.39	13.81
January 23, 2007* through May 31, 2007	70.00	0.95	(9.95)	—	(9.00)	—	—	—	61.00	(12.86)	(13.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Year ended May 31, 2009	1.03%	0.95%	0.19%	0.27%	$61,460	—%
Year ended May 31, 2008	0.98	0.95	3.02	3.05	180,341	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.29	4.39	188,742	—
UltraShort SmallCap600
Year ended May 31, 2009	1.11	0.95	0.15	0.31	24,725	—
Year ended May 31, 2008	1.09	0.95	2.55	2.69	64,291	—
January 23, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	22,174	—
UltraShort Russell2000
Year ended May 31, 2009	1.02	0.95	0.24	0.31	578,467	—
Year ended May 31, 2008	1.02	0.95	2.53	2.60	1,169,737	—
January 23, 2007* through May 31, 2007	1.08	0.95	4.02	4.15	210,461	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell1000 Value
Year ended May 31, 2009	$80.43	$(0.24)	$14.77	(i)	$0.14	$14.67	$(0.66)	$(9.53)	$(10.19)	$84.91	15.10%	14.12%
Year ended May 31, 2008	64.88	2.30	15.55		0.06	17.91	(2.36)	—	(2.36)	80.43	28.19	28.22
February 20, 2007* through May 31, 2007	70.00	0.87	(5.99)		—	(5.12)	—	—	—	64.88	(7.31)	(7.70)
UltraShort Russell1000 Growth
Year ended May 31, 2009	63.00	(0.12)	27.87		0.07	27.82	(0.36)	(32.96)	(33.32)	57.50	26.02	25.79
Year ended May 31, 2008	65.07	1.92	(1.29	)(i)	0.03	0.66	(2.73)	—	(2.73)	63.00	0.75	1.11
February 20, 2007* through May 31, 2007	70.00	0.88	(5.81)		—	(4.93)	—	—	—	65.07	(7.04)	(7.46)
UltraShort Russell MidCap Value
Year ended May 31, 2009	78.38	(0.30)	32.17		0.03	31.90	(0.38)	(55.42)	(55.80)	54.48	14.54	13.85
Year ended May 31, 2008	65.74	2.33	14.04		—	16.37	(3.07)	(0.66)	(3.73)	78.38	25.08	31.85
February 20, 2007* through May 31, 2007	70.00	0.89	(5.15)		—	(4.26)	—	—	—	65.74	(6.09)	(5.79)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell1000 Value
Year ended May 31, 2009	1.45%	0.95%	(0.71)%	(0.21)%	$12,736	—%
Year ended May 31, 2008	1.93	0.95	2.00	2.98	6,033	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.03	4.45	4,866	—
UltraShort Russell1000 Growth
Year ended May 31, 2009	1.38	0.95	(0.57)	(0.14)	17,251	—
Year ended May 31, 2008	1.50	0.95	2.28	2.83	14,175	—
February 20, 2007* through May 31, 2007	2.36	0.95	3.03	4.44	4,881	—
UltraShort Russell MidCap Value
Year ended May 31, 2009	2.51	0.95	(1.86)	(0.30)	4,086	—
Year ended May 31, 2008	2.05	0.95	1.75	2.85	5,879	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.12	4.53	4,931	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell MidCap Growth
Year ended May 31, 2009	$60.74	$0.18	$35.77		$0.04	$35.99	$(0.56)	$(50.78)	$(51.34)	$45.39	21.03%	21.38%
Year ended May 31, 2008	64.41	1.84	(2.15)		0.05	(0.26)	(3.41)	—	(3.41)	60.74	(0.82)	(0.88)
February 20, 2007* through May 31, 2007	70.00	0.89	(6.48)		—	(5.59)	—	—	—	64.41	(7.99)	(7.86)
UltraShort Russell2000 Value
Year ended May 31, 2009	84.13	0.07	(3.93	)(i)	0.09	(3.77)	(0.59)	(30.54)	(31.13)	49.23	(16.68)	(16.36)
Year ended May 31, 2008	68.66	2.40	16.30	(i)	0.07	18.77	(3.22)	(0.08)	(3.30)	84.13	27.75	27.63
February 20, 2007* through May 31, 2007	70.00	0.96	(2.30)		—	(1.34)	—	—	—	68.66	(1.91)	(1.61)
UltraShort Russell2000 Growth
Year ended May 31, 2009	66.55	0.26	17.55		0.05	17.86	(0.56)	(45.74)	(46.30)	38.11	(1.51)	(1.08)
Year ended May 31, 2008	65.55	2.01	1.15	(i)	0.02	3.18	(2.18)	—	(2.18)	66.55	4.76	4.50
February 20, 2007* through May 31, 2007	70.00	0.92	(5.37)		—	(4.45)	—	—	—	65.55	(6.36)	(6.17)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell MidCap Growth
Year ended May 31, 2009	1.78%	0.95%	(0.61)%	0.22%	$6,809	—%
Year ended May 31, 2008	1.92	0.95	1.75	2.72	13,666	—
February 20, 2007* through May 31, 2007	1.99	0.95	3.51	4.55	4,831	—
UltraShort Russell2000 Value
Year ended May 31, 2009	1.46	0.95	(0.43)	0.08	14,768	—
Year ended May 31, 2008	1.26	0.95	2.34	2.65	25,238	—
February 20, 2007* through May 31, 2007	2.12	0.95	3.59	4.76	5,150	—
UltraShort Russell2000 Growth
Year ended May 31, 2009	1.61	0.95	(0.31)	0.35	11,432	—
Year ended May 31, 2008	1.24	0.95	2.45	2.74	44,922	—
February 20, 2007* through May 31, 2007	1.78	0.95	3.84	4.66	14,750	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Financials
June 10, 2008* through May 31, 2009	$70.00	$(0.42)	$(9.29)	$—	(h)	$(9.71)	$(0.14)	$(3.44)	$(3.58)	$56.71	(15.41)%	(15.20)%
Short Oil & Gas
June 10, 2008* through May 31, 2009	70.00	0.15	13.47	0.01		13.63	(0.20)	(24.29)	(24.49)	59.14	12.66	13.04
UltraShort Basic Materials
Year ended May 31, 2009	28.52	0.17	15.86	0.06		16.09	(0.24)	(26.58)	(26.82)	17.79	1.25	1.23
Year ended May 31, 2008	53.08	0.82	(23.66)	0.06		(22.78)	(1.78)	—	(1.78)	28.52	(44.32)	(43.75)
January 30, 2007* through May 31, 2007	70.00	0.96	(17.88)	—		(16.92)	—	—	—	53.08	(24.17)	(24.54)
UltraShort Consumer Goods
Year ended May 31, 2009	68.96	0.04	15.73	0.07		15.84	(0.36)	(18.86)	(19.22)	65.58	18.16	17.50
Year ended May 31, 2008	64.74	1.84	4.90	0.03		6.77	(2.55)	—	(2.55)	68.96	10.70	11.15
January 30, 2007* through May 31, 2007	70.00	1.02	(6.28)	—		(5.26)	—	—	—	64.74	(7.51)	(7.57)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Financials
June 10, 2008* through May 31, 2009	1.19%	0.95%	(0.81)%	(0.57)%	$157,371	—%
Short Oil & Gas
June 10, 2008* through May 31, 2009	1.70	0.95	(0.55)	0.20	4,435	—
UltraShort Basic Materials
Year ended May 31, 2009	1.01	0.95	0.37	0.43	62,692	—
Year ended May 31, 2008	1.08	0.95	2.07	2.20	205,366	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.64	4.69	7,961	—
UltraShort Consumer Goods
Year ended May 31, 2009	1.19	0.95	(0.19)	0.05	19,674	—
Year ended May 31, 2008	1.38	0.95	2.29	2.72	25,861	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.52	4.47	9,711	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Services
Year ended May 31, 2009	$83.90	$0.02	$14.66		$0.10	$14.78	$(0.40)	$(33.91)	$(34.31)	$64.37	5.04%	4.78%
Year ended May 31, 2008	67.48	1.83	19.97	(i)	0.06	21.86	(3.06)	(2.38)	(5.44)	83.90	32.97	33.27
January 30, 2007* through May 31, 2007	70.00	1.06	(3.58)		—	(2.52)	—	—	—	67.48	(3.60)	(3.70)
UltraShort Financials
Year ended May 31, 2009	110.16	0.40	(69.01	)(i)	0.18	(68.43)	(0.35)	—	(0.35)	41.38	(62.32)	(62.28)
Year ended May 31, 2008	68.14	2.28	41.76		0.08	44.12	(2.10)	—	(2.10)	110.16	65.66	66.41
January 30, 2007* through May 31, 2007	70.00	1.01	(2.87)		—	(1.86)	—	—	—	68.14	(2.66)	(2.86)
UltraShort Health Care
Year ended May 31, 2009	77.46	0.01	7.52	(i)	0.03	7.56	(0.55)	(29.65)	(30.20)	54.82	5.26	8.06
Year ended May 31, 2008	63.76	2.15	14.54		—	16.69	(2.99)	—	(2.99)	77.46	26.90	32.49
January 30, 2007* through May 31, 2007	70.00	1.02	(7.26)		—	(6.24)	—	—	—	63.76	(8.91)	(9.09)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Year ended May 31, 2009	1.03%	0.95%	(0.06)%	0.02%	$72,413	—%
Year ended May 31, 2008	1.15	0.95	1.87	2.07	100,678	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.56	4.55	5,601	—
UltraShort Financials
Year ended May 31, 2009	0.95	0.95	0.38	0.38	1,204,273	—
Year ended May 31, 2008	0.96	0.95	2.24	2.25	2,164,712	—
January 30, 2007* through May 31, 2007	1.30	0.95	3.92	4.27	56,213	—
UltraShort Health Care
Year ended May 31, 2009	1.78	0.95	(0.81)	0.02	12,336	—
Year ended May 31, 2008	1.63	0.95	2.34	3.02	11,619	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.53	4.49	9,564	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Industrials
Year ended May 31, 2009	$54.08	$0.12	$37.23		$0.06	$37.41	$(0.31)	$(47.85)	$(48.16)	$43.33	43.35%	42.30%
Year ended May 31, 2008	56.92	1.46	(2.09)		0.07	(0.56)	(2.28)	—	(2.28)	54.08	(1.09)	(0.87)
January 30, 2007* through May 31, 2007	70.00	1.00	(14.08)		—	(13.08)	—	—	—	56.92	(18.69)	(18.64)
UltraShort Oil & Gas
Year ended May 31, 2009	28.72	0.20	(3.51	)(i)	0.03	(3.28)	(0.26)	(7.86)	(8.12)	17.32	(22.80)	(23.55)
Year ended May 31, 2008	50.99	0.62	(21.92)		0.02	(21.28)	(0.99)	—	(0.99)	28.72	(42.37)	(42.21)
January 30, 2007* through May 31, 2007	70.00	0.94	(19.95)		—	(19.01)	—	—	—	50.99	(27.16)	(27.16)
UltraShort Real Estate
Year ended May 31, 2009	84.44	(0.06)	(59.87)		0.07	(59.86)	(0.53)	(4.57)	(5.10)	19.48	(74.95)	(74.96)
Year ended May 31, 2008	76.73	2.66	6.61	(i)	0.09	9.36	(1.65)	—	(1.65)	84.44	12.03	12.33
January 30, 2007* through May 31, 2007	70.00	1.10	5.63		—	6.73	—	—	—	76.73	9.61	9.90

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Industrials
Year ended May 31, 2009	1.09%	0.95%	0.03%	0.16%	$35,750	—%
Year ended May 31, 2008	1.36	0.95	2.03	2.44	28,394	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.57	4.62	4,269	—
UltraShort Oil & Gas
Year ended May 31, 2009	0.95	0.95	0.62	0.62	219,567	—
Year ended May 31, 2008	0.99	0.95	1.78	1.82	2,328,579	—
January 30, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	30,595	—
UltraShort Real Estate
Year ended May 31, 2009	0.96	0.95	(0.11)	(0.10)	1,239,185	—
Year ended May 31, 2008	0.98	0.95	2.66	2.69	804,324	—
January 30, 2007* through May 31, 2007	1.24	0.95	4.00	4.29	97,829	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Semiconductors
Year ended May 31, 2009	$55.39	$0.03	$25.61		$0.08	$25.72	$(0.39)	$(42.35)	$(42.74)	$38.37	3.64%	4.01%
Year ended May 31, 2008	61.64	1.69	(5.48)		0.05	(3.74)	(2.51)	—	(2.51)	55.39	(6.11)	(5.58)
January 30, 2007* through May 31, 2007	70.00	1.00	(9.36)		—	(8.36)	—	—	—	61.64	(11.94)	(12.16)
UltraShort Technology
Year ended May 31, 2009	54.22	(0.04)	16.87		0.03	16.86	(0.51)	(26.46)	(26.97)	44.11	7.97	7.36
Year ended May 31, 2008	63.03	1.42	(7.45)		0.05	(5.98)	(2.83)	—	(2.83)	54.22	(9.69)	9.66
January 30, 2007* through May 31, 2007	70.00	1.06	(8.03)		—	(6.97)	—	—	—	63.03	(9.96)	(9.71)
UltraShort Telecommunications
Year ended May 31, 2009	53.57	0.18	11.10		0.01	11.29	(0.58)	(33.28)	(33.86)	31.00	(2.77)	(0.82)
March 25, 2008* through May 31, 2008	70.00	0.14	(16.59	)(i)	0.02	(16.43)	—	—	—	53.57	(23.47)	(23.74)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Semiconductors
Year ended May 31, 2009	1.25%	0.95%	(0.26)%	0.04%	$34,531	—%
Year ended May 31, 2008	1.46	0.95	2.13	2.64	24,925	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.57	4.55	9,246	—
UltraShort Technology
Year ended May 31, 2009	1.13	0.95	(0.23)	(0.05)	36,391	—
Year ended May 31, 2008	1.22	0.95	1.93	2.20	40,668	—
January 30, 2007* through May 31, 2007	1.95	0.95	3.56	4.55	4,727	—
UltraShort Telecommunications
Year ended May 31, 2009	2.24	0.95	(1.03)	0.27	2,325	—
March 25, 2008* through May 31, 2008	3.21	0.95	(1.01)	1.25	8,036	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Utilities
Year ended May 31, 2009	$50.89	$0.03	$23.24	$0.03		$23.30	$(0.31)	$(32.82)	$(33.13)	$41.06	41.38%	42.53%
Year ended May 31, 2008	54.43	1.81	(3.46)	0.05		(1.60)	(1.94)	—	(1.94)	50.89	(3.36)	(3.16)
January 30, 2007* through May 31, 2007	70.00	0.88	(16.45)	—	(h)	(15.57)	—	—	—	54.43	(22.24)	(22.39)
Short MSCI EAFE
Year ended May 31, 2009	73.63	(0.31)	16.49 (i)	0.04		16.22	(0.32)	(16.24)	(16.56)	73.29	18.01	18.21
October 23, 2007* through May 31, 2008	70.00	1.06	3.07	0.02		4.15	(0.52)	—	(0.52)	73.63	5.92	6.05
Short MSCI Emerging Markets
Year ended May 31, 2009	69.46	0.03	(9.34)	0.05		(9.26)	(0.44)	(7.66)	(8.10)	52.10	(17.55)	(16.71)
October 30, 2007* through May 31, 2008	70.00	0.82	(0.74)	0.01		0.09	(0.63)	—	(0.63)	69.46	0.06	(0.59)
UltraShort MSCI EAFE
Year ended May 31, 2009	74.55	0.05	12.34	0.15		12.54	(0.53)	(24.11)	(24.64)	62.45	4.39	4.27
October 23, 2007* through May 31, 2008	70.00	0.97	3.92 (i)	0.07		4.96	(0.41)	—	(0.41)	74.55	7.06	7.29

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Utilities
Year ended May 31, 2009	2.21%	0.95%	(1.20)%	0.05%	$12,318	—%
Year ended May 31, 2008	1.43	0.95	2.70	3.18	19,085	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.44	4.49	16,330	—
Short MSCI EAFE
Year ended May 31, 2009	1.15	0.95	(0.53)	(0.33)	60,461	—
October 23, 2007* through May 31, 2008	1.90	0.95	1.38	2.33	11,044	—
Short MSCI Emerging Markets
Year ended May 31, 2009	1.19	0.95	(0.21)	0.03	54,701	—
October 30, 2007* through May 31, 2008	1.48	0.95	1.35	1.88	52,094	—
UltraShort MSCI EAFE
Year ended May 31, 2009	1.11	0.95	(0.11)	0.05	56,206	—
October 23, 2007* through May 31, 2008	1.20	0.95	1.70	1.95	67,097	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Emerging Markets
Year ended May 31, 2009	$63.35	$(0.03)	$(38.72)	$0.10	$(38.65)	$(0.54)	$(3.40)	$(3.94)	$20.76	(65.89)%	(65.53)%
October 30, 2007* through May 31, 2008	70.00	0.85	(7.02)	0.06	(6.11)	(0.54)	—	(0.54)	63.35	(8.87)	(9.60)
UltraShort MSCI Japan
Year ended May 31, 2009	68.59	0.12	2.56	0.05	2.73	(0.40)	(12.13)	(12.53)	58.79	(0.56)	(0.11)
November 6, 2007* through May 31, 2008	70.00	0.95	(1.65)	0.03	(0.67)	(0.74)	—	(0.74)	68.59	(1.10)	(0.98)
UltraShort FTSE/Xinhua China 25
Year ended May 31, 2009	67.57	0.13	(53.51)	0.06	(53.32)	(0.62)	—	(0.62)	13.63	(79.69)	(79.68)
November 6, 2007* through May 31, 2008	70.00	0.98	(3.01)	0.08	(1.95)	(0.48)	—	(0.48)	67.57	(2.91)	(2.78)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Emerging Markets
Year ended May 31, 2009	1.08%	0.95%	(0.17)%	(0.04)%	$207,075	—%
October 30, 2007* through May 31, 2008	1.01	0.95	1.87	1.93	275,590	—
UltraShort MSCI Japan
Year ended May 31, 2009	1.82	0.95	(0.75)	0.13	13,228	—
November 6, 2007* through May 31, 2008	2.15	0.95	0.93	2.13	20,576	—
UltraShort FTSE/Xinhua China 25
Year ended May 31, 2009	1.02	0.95	0.18	0.25	169,686	—
November 6, 2007* through May 31, 2008	1.05	0.95	2.06	2.16	673,999	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 7-10 Year Treasury
Year ended May 31, 2009	$72.02	$(0.32)	$(14.91)		$0.03	$(15.20)	$(0.21)	$—	$(0.21)	$56.61	(21.13)%	(21.45)%
April 29, 2008* through May 31, 2008	70.00	0.06	1.93		0.03	2.02	—	—	—	72.02	2.89	3.23
UltraShort 20+ Year Treasury
Year ended May 31, 2009	72.34	(0.34)	(19.38	)(i)	0.03	(19.69)	(0.17)	—	(0.17)	52.48	(27.25)	(27.43)
April 29, 2008* through May 31, 2008	70.00	0.05	2.25		0.04	2.34	—	—	—	72.34	3.34	3.89

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort 7-10 Year Treasury
Year ended May 31, 2009	1.01%	0.95%	(0.63)%	(0.57)%	$445,822	—%
April 29, 2008* through May 31, 2008	3.55	0.95	(1.66)	0.94	32,410	—
UltraShort 20+ Year Treasury
Year ended May 31, 2009	0.97	0.95	(0.73)	(0.71)	4,058,210	—
April 29, 2008* through May 31, 2008	2.37	0.95	(0.62)	0.80	92,227	—

* Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units. Prior to the fiscal year ended May 31, 2008, these amounts were included under the caption "Net realized and unrealized gains (losses) on investments."

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the NYSE Arca (prior to November 12, 2008, trading occurred on the American Stock Exchange). Market value may be greater or less than net asset value, depending on the Fund's closing price on the NYSE Arca.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of Fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Less than 0.05%.

See accompanying notes to the financial statements.

ProShares Trust Notes to Financial Statements

May 31, 2009

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 64 active Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of ProShares Short S&P 500® at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates value.

Derivatives (e.g., futures and swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Effective June 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). There was no impact to the Funds' net assets or results of operations upon adoption. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 requires disclosure surrounding

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

the various inputs that are used in determining the value of each Fund's investments. These inputs are summarized into the three broad levels listed below:

  • Level 1 — Quoted prices in active markets for identical assets.

  • Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  • Level 3 — Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments).

The following is a summary of the valuations as of May 31, 2009 for each Fund based upon the three levels defined above:

At May 31, 2009 there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
Ultra QQQ®	$935,645,782	$8,025,930	—	$86,455,622	$60,472,346	—	—	$1,022,101,404	$68,498,276
Ultra Dow30SM	515,324,305	3,009,243	—	52,377,898	23,827,756	—	—	567,702,203	26,836,999
Ultra S&P500®	2,080,800,612	13,438,451	—	158,932,659	143,212,740	—	—	2,239,733,271	156,651,191
Ultra MidCap400	136,518,261	982,784	—	16,970,666	3,609,715	—	—	153,488,927	4,592,499
Ultra SmallCap600	48,134,407	—	—	1,799,187	2,258,279	—	—	49,933,594	2,258,279
Ultra Russell2000	273,923,172	7,850,308	$2,251	16,621,847	10,183,141	—	—	290,547,270	18,033,449
Ultra Russell1000 Value	18,791,751	—	—	547,703	1,121,911	—	—	19,339,454	1,121,911
Ultra Russell1000 Growth	25,521,023	—	—	1,310,453	1,962,399	—	—	26,831,476	1,962,399
Ultra Russell MidCap Value	12,627,482	—	—	288,483	859,980	—	—	12,915,965	859,980
Ultra Russell MidCap Growth	13,709,781	—	—	654,222	1,117,043	—	—	14,364,003	1,117,043
Ultra Russell2000 Value	15,860,718	—	262	2,038,301	560,616	—	—	17,899,281	560,616
Ultra Russell2000 Growth	20,655,982	—	—	938,964	1,599,185	—	—	21,594,946	1,599,185
Ultra Basic Materials	401,256,193	—	—	2,122,648	67,794,001	—	—	403,378,841	67,794,001
Ultra Consumer Goods	14,464,129	—	—	539,175	868,198	—	—	15,003,304	868,198
Ultra Consumer Services	10,098,507	—	—	1,141,024	289,859	—	—	11,239,531	289,859
Ultra Financials	2,241,851,312	—	—	144,156,811	137,829,870	—	—	2,386,008,123	137,829,870
Ultra Health Care	43,832,265	—	—	2,867,215	1,745,348	—	—	46,699,480	1,745,348
Ultra Industrials	26,758,978	—	—	1,824,787	1,645,832	—	—	28,583,765	1,645,832
Ultra Oil & Gas	730,167,542	—	—	35,054,293	89,143,279	—	—	765,221,835	89,143,279
Ultra Real Estate	396,675,956	—	—	26,023,690	26,742,536	—	—	422,699,646	26,742,536
Ultra Semiconductors	93,707,418	—	—	11,794,972	5,284,801	—	—	105,502,390	5,284,801
Ultra Technology	113,953,909	—	—	5,414,039	8,958,138	—	—	119,367,948	8,958,138
Ultra Telecommunications	10,352,409	—	—	980,044	498,959	—	—	11,332,453	498,959
Ultra Utilities	21,847,538	—	—	2,332,679	864,325	—	—	24,180,217	864,325
Short QQQ®	—	(703,380)	—	181,974,742	(9,606,789)	—	—	181,974,742	(10,310,169)
Short Dow30SM	—	(566,291)	—	242,704,892	(10,671,666)	—	—	242,704,892	(11,237,957)
Short S&P500®	—	(6,031,210)	—	1,187,027,215	(51,535,737)	—	—	1,187,027,215	(57,566,947)
Short MidCap400	—	(36,302)	—	32,716,347	(2,624,246)	—	—	32,716,347	(2,660,548)
Short SmallCap600	—	—	—	24,338,788	(1,145,610)	—	—	24,338,788	(1,145,610)

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
Short Russell2000	—	$(276,727)	—	$83,417,797	$(5,558,017)	—	—	$83,417,797	$(5,834,744)
UltraShort QQQ®	—	(1,836,916)	—	997,964,339	(125,127,949)	—	—	997,964,339	(126,964,865)
UltraShort Dow30SM	—	(534,496)	—	620,039,923	(43,785,602)	—	—	620,039,923	(44,320,098)
UltraShort S&P500®	—	(5,172,792)	—	3,835,999,810	(350,074,967)	—	—	3,835,999,810	(355,247,759)
UltraShort MidCap400	—	4,949	—	71,159,229	(10,134,520)	—	—	71,159,229	(10,129,571)
UltraShort SmallCap600	—	—	—	29,202,638	(4,442,625)	—	—	29,202,638	(4,442,625)
UltraShort Russell2000	—	(415,444)	—	686,282,429	(89,382,131)	—	—	686,282,429	(89,797,575)
UltraShort Russell1000 Value	—	—	—	15,500,642	(2,731,010)	—	—	15,500,642	(2,731,010)
UltraShort Russell1000 Growth	—	—	—	20,371,585	(3,085,341)	—	—	20,371,585	(3,085,341)
UltraShort Russell MidCap Value	—	—	—	5,022,684	(911,095)	—	—	5,022,684	(911,095)
UltraShort Russell MidCap Growth	—	—	—	8,255,232	(1,418,740)	—	—	8,255,232	(1,418,740)
UltraShort Russell2000 Value	—	—	—	17,128,872	(2,329,571)	—	—	17,128,872	(2,329,571)
UltraShort Russell2000 Growth	—	—	—	13,625,576	(2,165,699)	—	—	13,625,576	(2,165,699)
Short Financials	—	—	—	171,080,788	(22,436,472)	—	—	171,080,788	(22,436,472)
Short Oil & Gas	—	—	—	4,715,936	(552,170)	—	—	4,715,936	(552,170)
UltraShort Basic Materials	—	—	—	97,713,595	(29,010,353)	—	—	97,713,595	(29,010,353)
UltraShort Consumer Goods	—	—	—	24,206,507	(4,402,191)	—	—	24,206,507	(4,402,191)
UltraShort Consumer Services	—	—	—	89,101,474	(16,058,457)	—	—	89,101,474	(16,058,457)
UltraShort Financials	—	—	—	1,696,028,299	(480,149,973)	—	—	1,696,028,299	(480,149,973)
UltraShort Health Care	—	—	—	13,930,295	(1,566,791)	—	—	13,930,295	(1,566,791)
UltraShort Industrials	—	—	—	41,593,439	(8,103,461)	—	—	41,593,439	(8,103,461)
UltraShort Oil & Gas	—	—	—	255,654,070	(51,775,613)	—	—	255,654,070	(51,775,613)
UltraShort Real Estate	—	—	—	1,732,888,765	(545,409,463)	—	—	1,732,888,765	(545,409,463)
UltraShort Semiconductors	—	—	—	39,082,430	(7,464,292)	—	—	39,082,430	(7,464,292)
UltraShort Technology	—	—	—	47,454,885	(9,859,708)	—	—	47,454,885	(9,859,708)
UltraShort Telecommunications	—	—	—	2,550,742	(176,390)	—	—	2,550,742	(176,390)
UltraShort Utilities	—	—	—	14,820,761	(2,089,582)	—	—	14,820,761	(2,089,582)
Short MSCI EAFE	—	—	—	70,460,340	(9,911,305)	—	—	70,460,340	(9,911,305)
Short MSCI Emerging Markets	—	—	—	64,389,023	(9,617,398)	—	—	64,389,023	(9,617,398)
UltraShort MSCI EAFE	—	—	—	75,878,284	(19,612,028)	—	—	75,878,284	(19,612,028)
UltraShort MSCI Emerging Markets	—	—	—	270,654,501	(75,303,834)	—	—	270,654,501	(75,303,834)
UltraShort MSCI Japan	—	—	—	15,491,895	(2,243,310)	—	—	15,491,895	(2,243,310)
UltraShort FTSE/Xinhua China 25	—	—	—	191,861,054	(50,896,578)	—	—	191,861,054	(50,896,578)

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs			LEVEL 3 - Significant Unobservable Inputs		Total
	Investment Securities	Other Financial Instruments*	Investment Securities	Repurchase Agreements	Other Financial Instruments*	Investment Securities	Other Financial Instruments*	Investment Securities, including Repurchase Agreements	Other Financial Instruments*
UltraShort 7-10 Year Treasury	—	$(42,496)	—	$328,485,949	$14,409,267	—	—	$328,485,949	$14,366,771
UltraShort 20+ Year Treasury	—	(2,661,366)	—	3,138,370,912	171,593,508	—	—	3,138,370,912	168,932,142

*  Other financial instruments are derivative instruments, such as futures and swap contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

American Depositary Receipts ("ADRs")

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investments in ADR's have certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a counterparty to a repurchase agreement is monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly, therefore, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivative Instruments

In seeking to achieve each Fund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

positions, that a Fund should hold to approximate the inverse, multiple, or multiple inverse performance of its benchmark, as appropriate, based upon each Fund's investment objective.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Investments and the volume of these open positions relative to the net assets of each respective Fund is generally representative of open positions throughout the reporting period for each respective Fund.

In March 2008, FASB issued "Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has evaluated SFAS 161 and determined that it will not have a material impact on the Funds' financial statements. SFAS 161 does, however, require enhanced disclosures about Funds' derivative and hedging activities.

Details of the disclosures are as follows as of May 31, 2009:

  Fair Value of Derivative Instruments
  as of May 31, 2009

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements	Ultra QQQ®	$68,989,480	Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements	Ultra QQQ®	$491,204
		Ultra Dow30SM	28,870,360		Ultra Dow30SM	2,033,361
		Ultra S&P500®	165,105,111		Ultra S&P500®	8,453,920
		Ultra MidCap400	7,057,073		Ultra MidCap400	2,464,574
		Ultra SmallCap600	4,033,081		Ultra SmallCap600	1,774,802
		Ultra Russell2000	23,367,149		Ultra Russell2000	5,333,700
		Ultra Russell1000 Value	1,566,079		Ultra Russell1000 Value	444,168
		Ultra Russell1000 Growth	1,962,399		Ultra Russell1000 Growth	—
		Ultra Russell MidCap Value	1,202,502		Ultra Russell MidCap Value	342,522
		Ultra Russell MidCap Growth	1,174,006		Ultra Russell MidCap Growth	56,963
		Ultra Russell2000 Value	1,168,711		Ultra Russell2000 Value	608,095
		Ultra Russell2000 Growth	1,665,565		Ultra Russell2000 Growth	66,380
		Ultra Basic Materials	68,708,543		Ultra Basic Materials	914,542
		Ultra Consumer Goods	874,068		Ultra Consumer Goods	5,870
		Ultra Consumer Services	520,456		Ultra Consumer Services	230,597
		Ultra Financials	255,958,629		Ultra Financials	118,128,759
		Ultra Health Care	1,745,348		Ultra Health Care	—
		Ultra Industrials	2,486,587		Ultra Industrials	840,755

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

  Fair Value of Derivative Instruments
  as of May 31, 2009

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements	Ultra Oil & Gas	$94,173,799	Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements	Ultra Oil & Gas	$5,030,520
		Ultra Real Estate	32,628,038		Ultra Real Estate	5,885,502
		Ultra Semiconductors	6,020,528		Ultra Semiconductors	735,727
		Ultra Technology	9,200,283		Ultra Technology	242,145
		Ultra Telecommunications	726,482		Ultra Telecommunications	227,523
		Ultra Utilities	1,116,052		Ultra Utilities	251,727
		Short QQQ®	—		Short QQQ®	10,310,169
		Short Dow30SM	—		Short Dow30SM	11,237,957
		Short S&P500®	—		Short S&P500®	57,566,947
		Short MidCap400	—		Short MidCap400	2,660,548
		Short SmallCap600	—		Short SmallCap600	1,145,610
		Short Russell2000	—		Short Russell2000	5,834,744
		UltraShort QQQ®	—		UltraShort QQQ®	126,964,865
		UltraShort Dow30SM	—		UltraShort Dow30SM	44,320,098
		UltraShort S&P500®	—		UltraShort S&P500®	355,247,759
		UltraShort MidCap400	4,949		UltraShort MidCap400	10,134,520
		UltraShort SmallCap600	—		UltraShort SmallCap600	4,442,625
		UltraShort Russell2000	—		UltraShort Russell2000	89,797,575
		UltraShort Russell1000 Value	3,617		UltraShort Russell1000 Value	2,734,627
		UltraShort Russell1000 Growth	—		UltraShort Russell1000 Growth	3,085,341
		UltraShort Russell MidCap Value	1,588		UltraShort Russell MidCap Value	912,683
		UltraShort Russell MidCap Growth	—		UltraShort Russell MidCap Growth	1,418,740
		UltraShort Russell2000 Value	—		UltraShort Russell2000 Value	2,329,571
		UltraShort Russell2000 Growth	—		UltraShort Russell2000 Growth	2,165,699
		Short Financials	—		Short Financials	22,436,472
		Short Oil & Gas	—		Short Oil & Gas	552,170

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

  Fair Value of Derivative Instruments
  as of May 31, 2009

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under Statement 133	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements	UltraShort Basic Materials	—	Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements	UltraShort Basic Materials	$29,010,353
		UltraShort Consumer Goods	—		UltraShort Consumer Goods	4,402,191
		UltraShort Consumer Services	—		UltraShort Consumer Services	16,058,457
		UltraShort Financials	—		UltraShort Financials	480,149,973
		UltraShort Health Care	—		UltraShort Health Care	1,566,791
		UltraShort Industrials	—		UltraShort Industrials	8,103,461
		UltraShort Oil & Gas	—		UltraShort Oil & Gas	51,775,613
		UltraShort Real Estate	—		UltraShort Real Estate	545,409,463
		UltraShort Semiconductors	—		UltraShort Semiconductors	7,464,292
		UltraShort Technology	—		UltraShort Technology	9,859,708
		UltraShort Telecommunications	$28,103		UltraShort Telecommunications	204,493
		UltraShort Utilities	—		UltraShort Utilities	2,089,582
		Short MSCI EAFE	—		Short MSCI EAFE	9,911,305
		Short MSCI Emerging Markets	—		Short MSCI Emerging Markets	9,617,398
		UltraShort MSCI EAFE	—		UltraShort MSCI EAFE	19,612,028
		UltraShort MSCI Emerging Markets	—		UltraShort MSCI Emerging Markets	75,303,834
		UltraShort MSCI Japan	—		UltraShort MSCI Japan	2,243,310
		UltraShort FTSE/Xinhua China 25	—		UltraShort FTSE/Xinhua China 25	50,896,578
		UltraShort 7-10 Year Treasury	14,409,267		UltraShort 7-10 Year Treasury	42,496
		UltraShort 20+ Year Treasury	171,593,508		UltraShort 20+ Year Treasury	2,661,366

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedules of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

The Effect of Derivative Instruments on the Statements of Operations for the Year ended May 31, 2009

Derivatives not accounted for as hedging instruments under Statement 133	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
Contracts/Swap	Futures contracts and Swap
agreements	agreements	Ultra QQQ®	$(726,957,950)	$95,891,833
		Ultra Dow30SM	(294,553,260)	44,186,902
		Ultra S&P500®	(997,589,960)	193,175,007
		Ultra MidCap400	(48,366,228)	3,009,002
		Ultra SmallCap600	(22,790,799)	2,301,074
		Ultra Russell2000	(137,304,748)	18,385,537
		Ultra Russell1000 Value	(8,566,016)	1,374,503
		Ultra Russell1000 Growth	(13,917,504)	2,944,075
		Ultra Russell MidCap Value	(4,625,044)	845,836
		Ultra Russell MidCap Growth	(7,698,681)	810,579
		Ultra Russell2000 Value	(9,248,299)	425,245
		Ultra Russell2000 Growth	(12,006,343)	2,116,880
		Ultra Basic Materials	(45,811,287)	65,931,991
		Ultra Consumer Goods	(4,112,461)	1,195,342
		Ultra Consumer Services	(2,869,369)	312,063
		Ultra Financials	(1,853,680,697)	235,891,586
		Ultra Health Care	(15,499,918)	2,475,310
		Ultra Industrials	(6,134,574)	2,173,504
		Ultra Oil & Gas	(135,613,340)	84,868,278
		Ultra Real Estate	(107,279,003)	28,583,248
		Ultra Semiconductors	(45,791,233)	7,604,477
		Ultra Technology	(55,028,402)	13,534,242
		Ultra Telecommunications	(4,172,727)	453,965
		Ultra Utilities	(12,124,085)	985,440
		Short QQQ®	15,747,294	(8,736,613)
		Short Dow30SM	59,968,177	(12,154,920)
		Short S&P500®	39,299,218	(59,784,848)
		Short MidCap400	13,116,862	(1,579,758)
		Short SmallCap600	6,918,132	(677,984)
		Short Russell2000	18,093,223	(3,529,005)
		UltraShort QQQ®	852,268,707	(45,780,199)
		UltraShort Dow30SM	305,023,335	(57,334,684)

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

The Effect of Derivative Instruments on the Statements of Operations for the Year ended May 31, 2009

Derivatives not accounted for as hedging instruments under Statement 133	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
Contracts/Swap	Futures contracts and Swap
agreements	agreements	UltraShort S&P500®	$1,266,046,071	$(407,954,927)
		UltraShort MidCap400	87,618,672	304,727
		UltraShort SmallCap600	42,327,786	(508,756)
		UltraShort Russell2000	492,693,656	(29,905,855)
		UltraShort Russell1000 Value	(830,630)	(3,014,789)
		UltraShort Russell1000 Growth	7,601,534	(2,739,268)
		UltraShort Russell MidCap Value	2,361,428	(1,306,933)
		UltraShort Russell MidCap Growth	7,068,542	(686,840)
		UltraShort Russell2000 Value	4,886,603	(4,508,470)
		UltraShort Russell2000 Growth	14,811,378	1,358,935
		Short Financials	(21,438,241)	(22,436,472)
		Short Oil & Gas	3,558,898	(552,170)
		UltraShort Basic Materials	279,161,996	(15,474,230)
		UltraShort Consumer Goods	23,264,979	(4,533,529)
		UltraShort Consumer Services	97,148,743	(18,389,065)
		UltraShort Financials	951,592,909	(683,897,829)
		UltraShort Health Care	(2,167,147)	(1,330,536)
		UltraShort Industrials	86,926,773	(7,572,587)
		UltraShort Oil & Gas	902,539,034	(8,934,572)
		UltraShort Real Estate	(564,500,116)	(577,745,794)
		UltraShort Semiconductors	28,906,537	(6,130,253)
		UltraShort Technology	28,134,005	(7,522,491)
		UltraShort Telecommunications	2,339,083	353,995
		UltraShort Utilities	21,506,479	(1,242,239)
		Short MSCI EAFE	6,208,450	(9,945,853)
		Short MSCI Emerging Markets	(4,240,158)	(9,708,972)
		UltraShort MSCI EAFE	75,869,670	(20,000,367)
		UltraShort MSCI Emerging Markets	(195,875,090)	(54,145,079)
		UltraShort MSCI Japan	14,450,245	(1,792,482)
		UltraShort FTSE/Xinhua China 25	(35,473,039)	(94,153,178)
		UltraShort 7-10 Year Treasury	(15,125,599)	14,350,126
		UltraShort 20+ Year Treasury	437,710,608	168,889,472

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (specifically equity price risk) and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for a specified period, ranging from a day to more than one year. In a standard swap transaction entered into by ProShares, the two parties agree to exchange the returns (or differentials in rate of return) earned or realized on a specified asset or index.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to create an economic hedge against a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, each Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the "net amount"). In a "long" swap agreement, the counterparty will generally agree to pay each Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by each Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk (equity price risk for all Funds except for the UltraShort 7-10 and 20+ Year Treasury Funds, which are primarily subject to interest rate risk) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a counterparty to a swap agreement is monitored by the Advisor. The Advisor may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at May 31, 2009 contractually terminate within twelve months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the "unrealized appreciation or depreciation" amount.

The Funds collateralize swap agreements with certain securities and cash equivalents as indicated on their Schedule of Investments, and such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral.

The Funds remain subject to credit risk with respect to the amounts they expect to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances.

Distributions

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These tax differences are due to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Taxes

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

In June 2006, the FASB issued FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement 109 that requires additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a "more likely than not" standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

FIN 48 requires management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. The Funds have no examinations in progress and none are expected at this time.

As of May 31, 2009, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that FIN 48 did not impact the Funds' net assets or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken under FIN 48 to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax year ended October 31, 2008 and October 31, 2007, were as follows:

	Year Ended October 31, 2008				Year Ended October 31, 2007
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions
ULTRA QQQ®	$46,354,649	$3,631,517	$428,824	$50,414,990	$16,571,347	$545,360	$17,116,707
ULTRA Dow30SM	16,164,689	334,415	—	16,499,104	6,783,155	150,978	6,934,133
ULTRA S&P500®	34,676,459	1,376,224	—	36,052,683	9,127,884	213,505	9,341,389
ULTRA MidCap400	3,983,796	370,140	—	4,353,936	3,429,286	116,157	3,545,443
ULTRA SmallCap600	491,430	4,886	—	496,316	69,706	—	69,706
ULTRA Russell2000	1,851,371	30,956	—	1,882,327	241,443	—	241,443
ULTRA Russell1000 Value	161,018	—	—	161,018	114,742	—	114,742
ULTRA Russell1000 Growth	911,966	—	28,627	940,593	59,572	—	59,572
ULTRA Russell MidCap Value	89,616	—	—	89,616	106,697	—	106,697
ULTRA Russell MidCap Growth	653,276	867	—	654,143	30,686	—	30,686
ULTRA Russell2000 Value	132,124	—	—	132,124	101,455	—	101,455
ULTRA Russell2000 Growth	107,509	1,171	—	108,680	28,383	—	28,383
ULTRA Basic Materials	3,799,636	—	—	3,799,636	125,876	—	125,876
ULTRA Consumer Goods	171,297	—	—	171,297	121,302	—	121,302
ULTRA Consumer Services	30,584	—	—	30,584	29,898	—	29,898
ULTRA Financials	20,582,432	—	—	20,582,432	267,133	—	267,133
ULTRA Health Care	406,625	—	—	406,625	108,065	—	108,065
ULTRA Industrials	626,189	—	—	626,189	63,653	—	63,653
ULTRA Oil & Gas	6,970,659	—	—	6,970,659	239,097	—	239,097
ULTRA Real Estate	1,685,331	—	—	1,685,331	148,970	—	148,970
ULTRA Semiconductors	2,119,669	—	19,880	2,139,549	70,604	—	70,604
ULTRA Technology	1,796,855	—	55,621	1,852,476	41,799	—	41,799
ULTRA Telecommunications	129,756	—	—	129,756	—	—	—
ULTRA Utilities	1,300,435	—	—	1,300,435	191,956	—	191,956
SHORT QQQ®	1,604,409	—	—	1,604,409	4,599,356	—	4,599,356
SHORT Dow30SM	2,894,063	—	—	2,894,063	4,286,394	—	4,286,394
SHORT S&P500®	5,494,293	—	—	5,494,293	7,418,631	—	7,418,631
SHORT MidCap400	1,014,577	—	—	1,014,577	5,503,191	—	5,503,191
SHORT SmallCap600	275,441	—	—	275,441	288,794	—	288,794
SHORT Russell2000	746,634	—	—	746,634	592,768	—	592,768
ULTRASHORT QQQ®	30,365,928	—	—	30,365,928	57,266,415	—	57,266,415

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

	Year Ended October 31, 2008			Year Ended October 31, 2007
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions
ULTRASHORT Dow30SM	$42,152,241	—	$42,152,241	$13,314,314	—	$13,314,314
ULTRASHORT S&P500®	171,060,888	—	171,060,888	31,422,726	—	31,422,726
ULTRASHORT MidCap400	4,083,703	—	4,083,703	6,909,701	—	6,909,701
ULTRASHORT SmallCap600	998,698	—	998,698	706,605	—	706,605
ULTRASHORT Russell2000	13,206,912	—	13,206,912	5,884,255	—	5,884,255
ULTRASHORT Russell1000 Value	108,052	—	108,052	154,274	—	154,274
ULTRASHORT Russell1000 Growth	316,751	—	316,751	163,998	—	163,998
ULTRASHORT Russell MidCap Value	148,576	—	148,576	159,558	—	159,558
ULTRASHORT Russell MidCap Growth	162,288	—	162,288	194,720	—	194,720
ULTRASHORT Russell2000 Value	639,929	—	639,929	284,761	—	284,761
ULTRASHORT Russell2000 Growth	605,611	—	605,611	433,580	—	433,580
SHORT Financials	50,456	—	50,456	—	—	—
SHORT Oil & Gas	38,441	—	38,441	—	—	—
ULTRASHORT Basic Materials	2,693,863	—	2,693,863	345,714	—	345,714
ULTRASHORT Consumer Goods	526,632	—	526,632	285,484	—	285,484
ULTRASHORT Consumer Services	2,170,290	—	2,170,290	223,979	—	223,979
ULTRASHORT Financials	17,064,335	—	17,064,335	4,512,539	—	4,512,539
ULTRASHORT Health Care	239,612	—	239,612	288,641	—	288,641
ULTRASHORT Industrials	677,727	—	677,727	166,136	—	166,136
ULTRASHORT Oil & Gas	58,418,685	—	58,418,685	876,498	—	876,498
ULTRASHORT Real Estate	9,223,976	—	9,223,976	4,696,897	—	4,696,897
ULTRASHORT Semiconductors	366,531	—	366,531	264,030	—	264,030
ULTRASHORT Technology	690,835	—	690,835	173,522	—	173,522
ULTRASHORT Telecommunications	55,158	—	55,158	—	—	—
ULTRASHORT Utilities	236,113	—	236,113	434,651	—	434,651
SHORT MSCI EAFE	305,844	—	305,844	—	—	—
SHORT MSCI Emerging Markets	533,903	—	533,903	—	—	—
ULTRASHORT MSCI EAFE	1,196,024	—	1,196,024	—	—	—
ULTRASHORT MSCI Emerging Markets	16,505,144	—	16,505,144	—	—	—
ULTRASHORT MSCI Japan	285,972	—	285,972	—	—	—

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

	Year Ended October 31, 2008			Year Ended October 31, 2007
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions
ULTRASHORT FTSE/Xinhua China 25	$5,870,064	—	$5,870,064	—	—	—
ULTRASHORT 7-10 Year Treasury	256,080	—	256,080	—	—	—
ULTRASHORT 20+ Year Treasury	843,693	—	843,693	—	—	—

At October 31, 2008 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
ULTRA QQQ®	—	—	$(456,550,481)	$(716,492,862)
ULTRA Dow30SM	$651,814	—	(144,849,851)	(152,964,570)
ULTRA S&P500®	—	—	(440,938,957)	(677,898,502)
ULTRA MidCap400	—	—	(28,950,982)	(68,461,959)
ULTRA SmallCap600	8,113	—	(8,953,485)	(17,820,837)
ULTRA Russell2000	63,990	—	(53,885,244)	(109,938,737)
ULTRA Russell1000 Value	16,252	—	(7,046,666)	(3,524,434)
ULTRA Russell1000 Growth	—	—	(6,711,839)	(16,350,374)
ULTRA Russell MidCap Value	—	—	(5,882,228)	(2,983,504)
ULTRA Russell MidCap Growth	—	—	(9,573,840)	(5,265,157)
ULTRA Russell2000 Value	427	—	(7,534,642)	(4,308,363)
ULTRA Russell2000 Growth	—	—	(7,686,097)	(10,338,325)
ULTRA Basic Materials	88,932	—	(17,760,649)	(31,028,938)
ULTRA Consumer Goods	16,888	—	(1,220,447)	(3,816,564)
ULTRA Consumer Services	—	—	(2,808,197)	(2,243,087)
ULTRA Financials	—	—	(1,428,439,077)	(559,334,412)
ULTRA Health Care	—	—	(6,472,000)	(13,233,744)
ULTRA Industrials	23,558	—	(2,472,308)	(8,123,775)
ULTRA Oil & Gas	—	—	(57,286,043)	(121,683,003)
ULTRA Real Estate	—	—	(37,367,607)	(39,369,354)
ULTRA Semiconductors	—	—	(30,451,211)	(43,298,614)
ULTRA Technology	—	—	(18,009,787)	(64,168,474)
ULTRA Telecommunications	18,745	—	(2,651,560)	(2,077,588)
ULTRA Utilities	39,447	—	(3,780,785)	(8,589,498)
SHORT QQQ®	4,857,257	248,327	—	(9,779,165)
SHORT Dow30SM	20,334,270	644,258	—	(4,274,716)
SHORT S&P500®	57,351,304	184,764	—	(8,786,901)

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
SHORT MidCap400	$3,831,811	$407,411	—	(5,416,704)
SHORT SmallCap600	7,266,783	—	—	(4,949,054)
SHORT Russell2000	16,407,383	179,153	—	(12,906,695)
ULTRASHORT QQQ®	104,079,878	—	—	(4,480,936)
ULTRASHORT Dow30SM	139,678,614	—	—	(138,324,211)
ULTRASHORT S&P500®	386,940,019	—	—	(48,646,031)
ULTRASHORT MidCap400	23,260,891	—	—	(8,159,428)
ULTRASHORT SmallCap600	10,792,861	—	—	(9,882,891)
ULTRASHORT Russell2000	133,518,103	—	—	(75,507,926)
ULTRASHORT Russell1000 Value	2,158,640	—	—	(3,415,634)
ULTRASHORT Russell1000 Growth	7,425,631	—	—	(5,499,100)
ULTRASHORT Russell MidCap Value	4,496,613	—	—	300,249
ULTRASHORT Russell MidCap Growth	4,034,603	—	—	(4,047,287)
ULTRASHORT Russell2000 Value	2,291,569	—	—	(7,738,204)
ULTRASHORT Russell2000 Growth	8,174,999	—	—	(8,752,521)
SHORT Financials	1,805,528	—	—	(1,617,609)
SHORT Oil & Gas	1,823,555	—	—	(42,971)
ULTRASHORT Basic Materials	45,864,172	—	—	(55,561,724)
ULTRASHORT Consumer Goods	8,488,762	—	—	(4,972,330)
ULTRASHORT Consumer Services	38,162,510	—	—	(23,276,800)
ULTRASHORT Financials	—	—	—	(55,875,553)
ULTRASHORT Health Care	4,449,637	—	—	(2,958,574)
ULTRASHORT Industrials	39,519,604	—	—	(20,495,285)
ULTRASHORT Oil & Gas	75,696,956	—	—	(38,237,341)
ULTRASHORT Real Estate	100,188,744	—	—	(357,253,901)
ULTRASHORT Semiconductors	12,716,081	—	—	(11,052,384)
ULTRASHORT Technology	19,878,347	—	—	(13,132,276)
ULTRASHORT Telecommunications	3,207,853	—	—	(2,094,352)
ULTRASHORT Utilities	10,305,421	—	—	(5,473,748)
SHORT MSCI EAFE	8,530,601	—	—	(449,278)
SHORT MSCI Emerging Markets	2,875,899	—	—	—
ULTRASHORT MSCI EAFE	18,091,171	—	—	(1,671,301)
ULTRASHORT MSCI Emerging Markets	—	—	—	—
ULTRASHORT MSCI Japan	1,824,093	—	—	—
ULTRASHORT FTSE/Xinhua China 25	—	—	—	—
ULTRASHORT 7-10 Year Treasury	3,260	—	$(5,030,158)	1,076,743
ULTRASHORT 20+ Year Treasury	—	—	(45,632,259)	27,852,051

The amount and character of income and gains to be distributed are determined in accordance with the income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for tax purposes.

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, designation of tax distributions as a return of capital, equalization and nondeductible expenses resulted in the following reclassifications, as of October 31, 2008 (the Funds' tax year end) among the Funds' components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gains (losses) on investments	Paid in capital
ULTRA QQQ®	$1,560,114	$(102,164,592)	$100,604,478
ULTRA Dow30SM	(1)	(10,407,655)	10,407,656
ULTRA S&P500®	(2,400,793)	(75,980,158)	78,380,951
ULTRA MidCap400	(71,191)	(5,080,723)	5,151,914
ULTRA SmallCap600	(37,433)	19,337	18,096
ULTRA Russell2000	(88,955)	(3,414,933)	3,503,888
ULTRA Russell1000 Value	(10,034)	7,546	2,488
ULTRA Russell1000 Growth	21,779	(897,933)	876,154
ULTRA Russell MidCap Value	(6,522)	13,629	(7,107)
ULTRA Russell MidCap Growth	(1,012)	(88,536)	89,548
ULTRA Russell2000 Value	(30,217)	822,368	(792,151)
ULTRA Russell2000 Growth	(2,266)	5,604	(3,338)
ULTRA Basic Materials	(3,200)	(3,659,823)	3,663,023
ULTRA Consumer Goods	—	—	—
ULTRA Consumer Services	813	510	(1,323)
ULTRA Financials	(4,661,403)	(148,724,614)	153,386,017
ULTRA Health Care	2,642	1,435	(4,077)
ULTRA Industrials	1	298	(299)
ULTRA Oil & Gas	(142,682)	(52,445,227)	52,587,909
ULTRA Real Estate	473,742	(137,583)	(336,159)
ULTRA Semiconductors	19,879	(1,806,370)	1,786,491
ULTRA Technology	34,297	(3,127,651)	3,093,354
ULTRA Telecommunications	—	—	—
ULTRA Utilities	—	—	—
SHORT QQQ®	(691)	(885,396)	886,087
SHORT Dow30SM	(101,385)	(31,659,788)	31,761,173
SHORT S&P500®	(6,141)	(42,494,850)	42,500,991
SHORT MidCap400	1,982	(1,134,853)	1,132,871
SHORT SmallCap600	1,689	(2,871,695)	2,870,006
SHORT Russell2000	(243,314)	(16,486,626)	16,729,940
ULTRASHORT QQQ®	(199,347)	(329,991,365)	330,190,712
ULTRASHORT Dow30SM	(326,239)	(189,368,912)	189,695,151
ULTRASHORT S&P500®	(1,918,455)	(770,140,965)	772,059,420
ULTRASHORT MidCap400	(16,024)	(49,102,644)	49,118,668
ULTRASHORT SmallCap600	(179,331)	(30,530,256)	30,709,587
ULTRASHORT Russell2000	(1,084,944)	(407,944,129)	409,029,073
ULTRASHORT Russell1000 Value	(52,124)	(7,287,818)	7,339,942
ULTRASHORT Russell1000 Growth	(16,210)	(14,073,594)	14,089,804

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gains (losses) on investments	Paid in capital
ULTRASHORT Russell MidCap Value	$3,125	$(7,166)	$4,041
ULTRASHORT Russell MidCap Growth	(948)	(8,286,645)	8,287,593
ULTRASHORT Russell2000 Value	(4,591)	(8,000,458)	8,005,049
ULTRASHORT Russell2000 Growth	(24,189)	(13,527,744)	13,551,933
SHORT Financials	(650)	(1,280,859)	1,281,509
SHORT Oil & Gas	(2,239)	(2,155,524)	2,157,763
ULTRASHORT Basic Materials	(66,661)	(200,278,993)	200,345,654
ULTRASHORT Consumer Goods	(4,079)	(11,626,055)	11,630,134
ULTRASHORT Consumer Services	(14,885)	(58,496,753)	58,511,638
ULTRASHORT Financials	(13,482,260)	(1,145,001,604)	1,158,483,864
ULTRASHORT Health Care	(666)	(1,820,713)	1,821,379
ULTRASHORT Industrials	(59,451)	(50,441,725)	50,501,176
ULTRASHORT Oil & Gas	(1,697,234)	(539,501,805)	541,199,039
ULTRASHORT Real Estate	(3,659,903)	(694,755,703)	698,415,606
ULTRASHORT Semiconductors	(33,631)	(25,562,773)	25,596,404
ULTRASHORT Technology	(43,464)	(27,828,821)	27,872,285
ULTRASHORT Telecommunications	(983)	(2,178,345)	2,179,328
ULTRASHORT Utilities	(12,679)	(12,212,362)	12,225,041
SHORT MSCI EAFE	(3,568)	(9,202,348)	9,205,916
SHORT MSCI Emerging Markets	(11,432)	(11,491,452)	11,502,884
ULTRASHORT MSCI EAFE	(37,986)	(74,405,586)	74,443,572
ULTRASHORT MSCI Emerging Markets	(534,897)	(75,573,897)	76,108,794
ULTRASHORT MSCI Japan	(26,025)	(11,990,917)	12,016,942
ULTRASHORT FTSE/Xinhua China 25	(2,596,842)	(248,725,369)	251,322,211
ULTRASHORT 7-10 Year Treasury	—	—	—
ULTRASHORT 20+ Year Treasury	26,150	—	(26,150)

For the tax year ended October 31, 2008, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date:

Fund	Expiring October 31, 2015	Expiring October 31, 2016
ULTRA QQQ®	—	$456,550,481
ULTRA Dow30SM	—	144,849,851
ULTRA S&P500®	—	440,938,957
ULTRA MidCap400	—	28,950,982
ULTRA SmallCap600	—	8,953,485
ULTRA Russell2000	—	53,885,244
ULTRA Russell1000 Value	$127,857	6,918,809
ULTRA Russell1000 Growth	—	6,711,839
ULTRA Russell MidCap Value	486,701	5,395,527
ULTRA Russell MidCap Growth	—	9,573,840
ULTRA Russell2000 Value	984,619	6,550,023

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

Fund	Expiring October 31, 2015	Expiring October 31, 2016
ULTRA Russell2000 Growth	—	$7,686,097
ULTRA Basic Materials	—	17,760,649
ULTRA Consumer Goods	—	1,220,447
ULTRA Consumer Services	$291,486	2,516,711
ULTRA Financials	317,962	1,428,121,115
ULTRA Health Care	—	6,472,000
ULTRA Industrials	—	2,472,308
ULTRA Oil & Gas	—	57,286,043
ULTRA Real Estate	1,156,071	36,211,536
ULTRA Semiconductors	—	30,451,211
ULTRA Technology	—	18,009,787
ULTRA Telecommunications	—	2,651,560
ULTRA Utilities	—	3,780,785
ULTRASHORT 7-10 Year Treasury	—	5,030,158
ULTRASHORT 20+ Year Treasury	—	45,632,259

For the tax year ended October 31, 2008, the following Funds utilized capital loss carryforwards to offset net capital gains with the amount stated below:

Fund	Capital Loss Utilized
SHORT QQQ®	$29,838,281
SHORT Dow30SM	16,312,941
SHORT S&P500®	24,643,417
SHORT MidCap400	17,259,064
SHORT SmallCap600	608,042
SHORT Russell2000	127,092
ULTRASHORT QQQ®	603,350,892
ULTRASHORT Dow30SM	91,657,575
ULTRASHORT S&P500®	228,792,720
ULTRASHORT MidCap400	42,914,424
ULTRASHORT SmallCap600	3,494,033
ULTRASHORT Russell2000	31,597,502
ULTRASHORT Russell1000 Growth	1,004,536
ULTRASHORT Russell MidCap Growth	332,637
ULTRASHORT Russell2000 Growth	1,195,488
ULTRASHORT Basic Materials	10,983,370
ULTRASHORT Consumer Goods	1,283,480
ULTRASHORT Financials	44,904,963
ULTRASHORT Health Care	761,500
ULTRASHORT Industrials	2,555,682
ULTRASHORT Oil & Gas	17,972,815
ULTRASHORT Real Estate	11,860,408
ULTRASHORT Semiconductors	2,425,997
ULTRASHORT Technology	1,670,373
ULTRASHORT Utilities	866,821

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

New Accounting Pronouncements

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

In addition, in May 2009, FASB issued Statement of Financial Accounting Standards No. 165, "Disclosures of Subsequent Events" ("SFAS 165"). SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009. SFAS 165 establishes principles and requirements for evaluating and disclosing subsequent events. Management does not believe the adoption will impact financial statement amounts, however additional disclosures will be required.

3. Securities Transactions, Related Income and Allocations

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

An affiliate of the Advisor serves as the investment advisor for each of the funds in the ProFunds and Access One Trusts (other trusts in the Fund Complex).

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProShares, ProFunds and Access One Trusts are allocated across the ProShares, ProFunds and Access One Trusts based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement and provides management and other administrative services to the Trust pursuant to a separate Management Services Agreement. The Advisor is responsible for developing, implementing and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For these and other services, the Funds pay the Advisor advisory and management services fees at an annualized rate based upon each Fund's average daily net assets of 0.75% and 0.10%, respectively.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets.

This expense limitation remains in effect until September 30, 2009, after which it may be terminated or revised.

For the year ended May 31, 2009, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements
ULTRA QQQ®	$1,020,967	—	—
ULTRA Dow30SM	246,287	—	—
ULTRA S&P500®	—	—	—
ULTRA MidCap400	272,722	—	—
ULTRA SmallCap600	256,140	—	—

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements
ULTRA Russell2000	$837,014	—	—
ULTRA Russell1000 Value	101,661	$13,555	$117,433
ULTRA Russell1000 Growth	176,698	23,560	30,780
ULTRA Russell MidCap Value	56,414	7,522	147,975
ULTRA Russell MidCap Growth	90,438	12,058	89,147
ULTRA Russell2000 Value	113,540	15,139	314,811
ULTRA Russell2000 Growth	121,925	16,256	232,559
ULTRA Basic Materials	218,768	—	—
ULTRA Consumer Goods	85,415	11,389	47,568
ULTRA Consumer Services	54,127	7,217	99,342
ULTRA Financials	660,796	—	—
ULTRA Health Care	151,296	—	—
ULTRA Industrials	107,305	14,307	62,236
ULTRA Oil & Gas	305,096	—	—
ULTRA Real Estate	220,264	—	—
ULTRA Semiconductors	153,366	—	—
ULTRA Technology	206,003	—	—
ULTRA Telecommunications	64,992	—	—
ULTRA Utilities	137,432	—	—
SHORT QQQ®	190,047	—	—
SHORT Dow30SM	150,771	—	—
SHORT S&P500®	—	—	—
SHORT MidCap400	111,213	—	—
SHORT SmallCap600	99,413	—	—
SHORT Russell2000	130,679	—	—
ULTRASHORT QQQ®	784,846	—	—
ULTRASHORT Dow30SM	178,268	—	—
ULTRASHORT S&P500®	—	—	—
ULTRASHORT MidCap400	90,076	—	—
ULTRASHORT SmallCap600	79,823	—	—
ULTRASHORT Russell2000	507,230	—	—
ULTRASHORT Russell1000 Value	104,226	—	—
ULTRASHORT Russell1000 Growth	105,248	—	—
ULTRASHORT Russell MidCap Value	61,013	8,135	57,959
ULTRASHORT Russell MidCap Growth	98,207	11,358	—
ULTRASHORT Russell2000 Value	105,440	—	—
ULTRASHORT Russell2000 Growth	170,552	—	—
SHORT Financials	121,021	—	—
SHORT Oil & Gas	61,664	370	—
ULTRASHORT Basic Materials	109,223	—	—
ULTRASHORT Consumer Goods	100,209	—	—
ULTRASHORT Consumer Services	117,126	—	—
ULTRASHORT Financials	—	—	—
ULTRASHORT Health Care	95,887	10,031	—

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements
ULTRASHORT Industrials	$105,915	—	—
ULTRASHORT Oil & Gas	19,222	—	—
ULTRASHORT Real Estate	116,505	—	—
ULTRASHORT Semiconductors	102,897	—	—
ULTRASHORT Technology	101,131	—	—
ULTRASHORT Telecommunications	48,040	$6,406	$28,652
ULTRASHORT Utilities	141,218	18,829	77,229
SHORT MSCI EAFE	99,505	—	—
SHORT MSCI Emerging Markets	112,787	—	—
ULTRASHORT MSCI EAFE	186,761	—	—
ULTRASHORT MSCI Emerging Markets	501,700	—	—
ULTRASHORT MSCI Japan	155,635	20,751	5,391
ULTRASHORT FTSE/Xinhua China 25	225,733	—	—
ULTRASHORT 7-10 Year Treasury	126,711	—	—
ULTRASHORT 20+ Year Treasury	245,463	—	—

Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the waiver or reimbursement to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of May 31, 2009, the amounts eligible for recoupment and their related calendar year of expiration are as follows:

Fund	Expires 2012	Expires 2013	Expires 2014	Total Amount Eligible for Recoupment
ULTRA QQQ®	$361,690	$771,609	$785,394	$1,918,693
ULTRA Dow30SM	207,359	161,837	211,310	580,506
ULTRA S&P500®	—	—	59,332	59,332
ULTRA MidCap400	313,560	262,439	192,922	768,921
ULTRA SmallCap600	117,270	153,502	211,553	482,325
ULTRA Russell2000	312,603	420,622	687,316	1,420,541
ULTRA Russell1000 Value	57,385	109,448	203,903	370,736
ULTRA Russell1000 Growth	66,939	152,278	180,994	400,211
ULTRA Russell MidCap Value	77,416	94,764	185,294	357,474
ULTRA Russell MidCap Growth	89,292	114,507	155,742	359,541
ULTRA Russell2000 Value	64,302	211,820	382,177	658,299
ULTRA Russell2000 Growth	58,964	215,223	307,219	581,406
ULTRA Basic Materials	76,918	102,535	183,166	362,619
ULTRA Consumer Goods	77,004	68,249	125,210	270,463
ULTRA Consumer Services	88,455	65,215	142,604	296,274
ULTRA Financials	27,850	224,761	727,187	979,798
ULTRA Health Care	78,759	97,149	118,307	294,215
ULTRA Industrials	85,307	79,122	160,997	325,426
ULTRA Oil & Gas	100,986	145,921	259,653	506,560
ULTRA Real Estate	80,853	114,651	174,789	370,293

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

Fund	Expires 2012	Expires 2013	Expires 2014	Total Amount Eligible for Recoupment
ULTRA Semiconductors	$75,309	$123,648	$106,430	$305,387
ULTRA Technology	91,135	164,530	151,180	406,845
ULTRA Telecommunications	—	57,580	47,589	105,169
ULTRA Utilities	73,170	82,736	113,994	269,900
SHORT QQQ®	219,846	168,003	141,698	529,547
SHORT Dow30SM	192,171	125,550	124,331	442,052
SHORT S&P500®	40,901	58,844	76,467	176,212
SHORT MidCap400	142,197	100,315	86,674	329,186
SHORT SmallCap600	59,810	63,566	82,111	205,487
SHORT Russell2000	64,261	123,244	88,015	275,520
ULTRASHORT QQQ®	670,394	899,034	570,393	2,139,821
ULTRASHORT Dow30SM	179,342	148,653	174,241	502,236
ULTRASHORT S&P500®	—	—	—	—
ULTRASHORT MidCap400	108,364	56,499	84,618	249,481
ULTRASHORT SmallCap600	70,561	71,544	58,220	200,325
ULTRASHORT Russell2000	—	615,963	371,243	987,206
ULTRASHORT Russell1000 Value	53,831	61,391	84,720	199,942
ULTRASHORT Russell1000 Growth	54,154	70,360	83,905	208,419
ULTRASHORT Russell MidCap Value	53,472	54,825	88,946	197,243
ULTRASHORT Russell MidCap Growth	53,742	60,877	82,206	196,825
ULTRASHORT Russell2000 Value	54,296	97,134	80,144	231,574
ULTRASHORT Russell2000 Growth	59,247	94,559	74,429	228,235
SHORT Financials	—	19,202	101,819	121,021
SHORT Oil & Gas	—	17,770	44,264	62,034
ULTRASHORT Basic Materials	60,990	92,233	93,781	247,004
ULTRASHORT Consumer Goods	59,683	80,083	69,795	209,561
ULTRASHORT Consumer Services	57,420	82,163	90,601	230,184
ULTRASHORT Financials	—	—	—	—
ULTRASHORT Health Care	58,739	64,036	88,687	211,462
ULTRASHORT Industrials	56,536	81,081	77,926	215,543
ULTRASHORT Oil & Gas	—	18,239	196,271	214,510
ULTRASHORT Real Estate	15,940	116,788	186,149	318,877
ULTRASHORT Semiconductors	58,648	73,995	75,502	208,145
ULTRASHORT Technology	56,727	79,027	70,399	206,153
ULTRASHORT Telecommunications	—	46,637	42,083	88,720
ULTRASHORT Utilities	63,394	70,395	81,934	215,723
SHORT MSCI EAFE	—	123,975	64,518	188,493
SHORT MSCI Emerging Markets	—	139,208	71,745	210,953
ULTRASHORT MSCI EAFE	—	125,111	162,680	287,791
ULTRASHORT MSCI Emerging Markets	—	46,278	536,444	582,722
ULTRASHORT MSCI Japan	—	179,711	129,405	309,116
ULTRASHORT FTSE/Xinhua China 25	—	388,127	131,498	519,625
ULTRASHORT 7-10 Year Treasury	—	69,507	96,554	166,061
ULTRASHORT 20+ Year Treasury	—	—	285,713	285,713

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

5. Administration Fees

J.P. Morgan Investor Services Co. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Trustees Fees

Prior to January 1, 2009 each Trustee of ProShares and other affiliated funds were paid quarterly an aggregate fee consisting of a $108,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $5,000, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $2,000.

Effective January 1, 2009, each Trustee of ProShares and other affiliated funds are paid quarterly an aggregate fee consisting of a $133,500 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $6,375, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

8. Distribution and Service Plan

SEI Investments serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Creation and Redemption of Creation Units

Each Fund issues and redeems Shares only in Creation Units, a bundle of a specified number of shares. Certain funds are permitted to do such transactions on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of securities which may not be available in sufficient quantity for delivery or which may not be eligible for trading by an authorized participant. Each Fund will impose transaction fees to those investors creating or redeeming creation units.

Transaction Fees on Creation and Redemption Transactions

Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee of up to 0.10% of the value of each Creation Unit also may be applicable to each creation and redemption transaction. In-kind purchase or redemption of Creation Units of Ultra ProShares effected through the Manual Clearing Process may be required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring securities to the Trust. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay additional fees for such services.

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

Transaction fees which are included in the proceeds from shares issued on the Statements of Changes in Net Assets were as follows:

	For the periods ended
Fund	May 31, 2009	May 31, 2008
ULTRA QQQ®	$320,453	$398,553
ULTRA Dow30SM	472,338	86,781
ULTRA S&P500®	1,191,034	219,860
ULTRA MidCap400	32,213	9,616
ULTRA SmallCap600	15,217	2,771
ULTRA Russell2000	69,703	40,142
ULTRA Russell1000 Value	6,719	—
ULTRA Russell1000 Growth	5,966	6,770
ULTRA Russell MidCap Value	2,815	1,363
ULTRA Russell MidCap Growth	2,741	6,915
ULTRA Russell2000 Value	7,090	673
ULTRA Russell2000 Growth	5,661	801
ULTRA Basic Materials	158,891	8,714
ULTRA Consumer Goods	3,390	1,818
ULTRA Consumer Services	1,870	—
ULTRA Financials	708,687	247,108
ULTRA Health Care	4,741	2,240
ULTRA Industrials	5,611	1,510
ULTRA Oil & Gas	270,556	36,002
ULTRA Real Estate	203,542	10,680
ULTRA Semiconductors	27,015	19,750
ULTRA Technology	15,334	26,507
ULTRA Telecommunications	3,555	2,310
ULTRA Utilities	6,256	737
SHORT QQQ®	25,072	70,970
SHORT Dow30SM	59,873	58,476
SHORT S&P500®	217,677	104,682
SHORT MidCap400	6,168	11,379
SHORT SmallCap600	7,673	619
SHORT Russell2000	23,962	29,561
ULTRASHORT QQQ®	1,062,432	1,868,551
ULTRASHORT Dow30SM	342,449	737,418
ULTRASHORT S&P500®	1,575,109	1,973,091
ULTRASHORT MidCap400	63,928	73,669
ULTRASHORT SmallCap600	49,265	35,632
ULTRASHORT Russell2000	573,147	359,401
ULTRASHORT Russell1000 Value	25,381	5,226
ULTRASHORT Russell1000 Growth	19,382	6,905
ULTRASHORT Russell MidCap Value	2,188	—
ULTRASHORT Russell MidCap Growth	6,869	4,549
ULTRASHORT Russell2000 Value	20,556	24,919

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

	For the periods ended
Fund	May 31, 2009	May 31, 2008
ULTRASHORT Russell2000 Growth	$18,382	$10,419
SHORT Financials	1,352	—
SHORT Oil & Gas	1,521	—
ULTRASHORT Basic Materials	276,422	123,890
ULTRASHORT Consumer Goods	33,886	7,799
ULTRASHORT Consumer Services	144,772	27,728
ULTRASHORT Financials	2,807,460	917,107
ULTRASHORT Health Care	4,608	—
ULTRASHORT Industrials	62,475	22,322
ULTRASHORT Oil & Gas	953,426	281,515
ULTRASHORT Real Estate	1,340,360	496,253
ULTRASHORT Semiconductors	34,406	9,956
ULTRASHORT Technology	22,379	21,175
ULTRASHORT Telecommunications	1,419	2,310
ULTRASHORT Utilities	10,389	14,227
SHORT MSCI EAFE	19,718	4,273
SHORT MSCI Emerging Markets	26,567	6,263
ULTRASHORT MSCI EAFE	162,120	56,405
ULTRASHORT MSCI Emerging Markets	617,531	179,557
ULTRASHORT MSCI Japan	11,416	8,070
ULTRASHORT FTSE/Xinhua China 25	396,059	546,780
ULTRASHORT 7-10 Year Treasury	114,721	6,976
ULTRASHORT 20+ Year Treasury	1,042,033	19,760

10. Investment Transactions

For the periods ended May 31, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
ULTRA QQQ®	$776,341,065	$1,164,469,513
ULTRA Dow30SM	410,928,770	705,985,611
ULTRA S&P500®	1,580,892,667	2,511,995,622
ULTRA MidCap400	196,640,789	186,101,239
ULTRA SmallCap600	86,006,815	59,862,341
ULTRA Russell2000	448,031,060	468,358,975
ULTRA Russell1000 Value	32,801,926	20,258,007
ULTRA Russell1000 Growth	32,482,840	30,687,209
ULTRA Russell MidCap Value	15,657,003	9,814,787
ULTRA Russell MidCap Growth	22,887,160	17,470,103
ULTRA Russell2000 Value	41,035,387	24,240,055
ULTRA Russell2000 Growth	32,309,496	29,048,985
ULTRA Basic Materials	683,114,249	493,498,569
ULTRA Consumer Goods	16,572,077	8,802,367

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

Fund	Purchases	Sales
ULTRA Consumer Services	$8,220,274	$7,504,984
ULTRA Financials	4,241,659,923	5,102,252,324
ULTRA Health Care	46,113,347	29,428,176
ULTRA Industrials	34,854,328	14,476,544
ULTRA Oil & Gas	1,418,760,242	1,238,557,172
ULTRA Real Estate	619,205,847	283,818,496
ULTRA Semiconductors	129,203,248	126,265,375
ULTRA Technology	124,543,240	84,295,491
ULTRA Telecommunications	16,483,876	14,334,400
ULTRA Utilities	25,663,245	24,538,458

11. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended May 31, 2009, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
ULTRA QQQ®	$1,129,543,172	$111,070,911
ULTRA Dow30SM	256,344,740	30,518,598
ULTRA S&P500®	1,319,639,931	186,676,305
ULTRA MidCap400	36,818,962	6,232,569
ULTRA Russell2000	43,620,858	4,757,234
ULTRA Russell1000 Growth	8,970,932	1,036,040
ULTRA Russell MidCap Growth	3,857,140	295,745
ULTRA Russell2000 Value	7,297,406	357,874
ULTRA Basic Materials	134,591,494	29,999,002
ULTRA Financials	2,755,795,483	496,216,897
ULTRA Oil & Gas	1,476,696,934	174,114,357
ULTRA Real Estate	51,270,909	8,687,283
ULTRA Semiconductors	53,315,776	9,459,149
ULTRA Technology	43,932,417	2,210,700

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended May 31, 2009, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
ULTRA QQQ®	$2,125,068,958
ULTRA Dow30SM	989,835,353
ULTRA S&P500®	4,131,250,187
ULTRA MidCap400	81,436,946
ULTRA SmallCap600	19,925,055
ULTRA Russell2000	331,533,643

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

Fund	Fair Value
ULTRA Russell1000 Value	$4,831,905
ULTRA Russell1000 Growth	7,118,384
ULTRA Russell MidCap Value	6,238,433
ULTRA Russell2000 Value	4,399,588
ULTRA Russell2000 Growth	13,574,302
ULTRA Basic Materials	302,697,011
ULTRA Consumer Services	8,059,916
ULTRA Financials	6,054,936,498
ULTRA Health Care	22,029,738
ULTRA Oil & Gas	1,961,650,024
ULTRA Real Estate	108,512,058
ULTRA Semiconductors	59,978,327
ULTRA Technology	33,227,826
ULTRA Utilities	14,572,587

12. Risk

Refer to the Prospectus and the Statement of Additional Information for additional description of the risks associated with the Funds, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

Concentration Risk

Each of the Ultra Sector and Short Sector, Ultra Russell2000 Growth and UltraShort FTSE/Xinhua China 25 Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds' ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are "leveraged" funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds' use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds structure the agreements such that

ProShares Trust Notes to Financial Statements (cont.)

May 31, 2009

either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

At May 31, 2009, the Ultra QQQ®, Ultra S&P500®, Ultra Russell2000, Ultra Basic Materials, Ultra Financials, Ultra Industrials and Ultra Oil & Gas Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only the Ultra ProShares and UltraShort ProShares employ leverage to the extent that the Funds' exposure to the markets exceed the net assets of the Fund, each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with its underlying index.

13. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

14. Credit Event

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. To the extent that the Advisor is required to make a payment to the Funds in support of shortfall payments from the Potential Paying Parties, such amounts will be separately presented and disclosed in the applicable financial statements and related notes to financial statements. The outstanding swap agreement balances due from (or to) Lehman are included in "Due from (to) counterparty" on the Statements of Assets and Liabilities. The outstanding brokerage transaction balances due from (or to) Lehman are included in "Receivable for investments sold" and "Payable for investments purchased", respectively.

As of May 31, 2009, the Funds' custodian held fund assets in a tri-party repurchase agreement which fully collateralized each Fund's obligations to Lehman under these derivative and brokerage transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of derivative counterparties as denoted in the applicable Fund's Schedule of Portfolio Investments.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments or summary schedules of portfolio investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following sixty four funds included in the ProShares Trust:

Ultra QQQ
Ultra Dow30
Ultra S&P500
Ultra MidCap400
Ultra SmallCap600
Ultra Russell2000
Ultra Russell1000 Value
Ultra Russell1000 Growth
Ultra Russell MidCap Value
Ultra Russell MidCap Growth
Ultra Russell2000 Value
Ultra Russell2000 Growth
Ultra Basic Materials
Ultra Consumer Goods
Ultra Consumer Services
Ultra Financials
Ultra Health Care
Ultra Industrials
Ultra Oil & Gas
Ultra Real Estate
Ultra Semiconductors
Ultra Technology	Ultra Telecommunications
Ultra Utilities
Short QQQ
Short Dow30
Short S&P500
Short MidCap400
Short SmallCap600
Short Russell2000
UltraShort QQQ
UltraShort Dow30
UltraShort S&P500
UltraShort MidCap400
UltraShort SmallCap600
UltraShort Russell2000
UltraShort Russell1000 Value
UltraShort Russell1000 Growth
UltraShort Russell MidCap Value
UltraShort Russell MidCap Growth
UltraShort Russell2000 Value
UltraShort Russell2000 Growth
Short Financials
Short Oil & Gas	UltraShort Basic Materials
UltraShort Consumer Goods
UltraShort Consumer Services
UltraShort Financials
UltraShort Health Care
UltraShort Industrials
UltraShort Oil & Gas
UltraShort Real Estate
UltraShort Semiconductors
UltraShort Technology
UltraShort Telecommunications
UltraShort Utilities
Short MSCI EAFE
Short MSCI Emerging Markets
UltraShort MSCI EAFE
UltraShort MSCI Emerging Markets
UltraShort MSCI Japan
UltraShort FTSE/Xinhua China 25
UltraShort 7-10 Year Treasury
UltraShort 20+ Year Treasury

(collectively the "Funds") at May 31, 2009, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the year or period ended May 31, 2007 were audited by other auditors whose report dated July 20, 2007 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Columbus, Ohio
July 29, 2009

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.Proshares.com.

Trustees and Officers of ProShares Trust

(Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios* in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007); Managing Director (March 1993 to April 2004)	ProShares (75) ProFunds (112) Access One Trust (3)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Executive Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	ProShares (75) ProFunds (112) Access One Trust (3)	AMC Delancey Group, Inc.

Interested Trustees

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of ProShare Advisors (November 2005 to present) and ProFund Advisors (April 1997 to present)	ProShares (75) ProFunds (112) Access One Trust (3)	None

*  Represents number of operational portfolios in Fund complex overseen by Trustee.

**  Mr. Sapir may be deemed to be an "interested person" as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and is available, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125.

Trustees and Officers of ProShares Trust (cont.)

(Unaudited)

Name, Address and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Chairman	Indefinite; November 2005 to present	Chairman and Chief Executive Officer of ProShare Advisors (November 2005 to present) and ProFund Advisors (April 1997 to present)

Louis Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; November 14, 2005 to present	President of ProShare Advisors (November 2005 to present) and ProFund Advisors (April 1997 to present)

Charles Todd Three Canal Plaza, Suite 100 Portland, ME 04101 Birth Date: 9/71	Treasurer	Indefinite; December 2008 to present	Director, Foreside Management Services, LLC (December 2008 to present); Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co., formerly serving as Assistant Vice President (June 2000 to December 2008)

Victor Frye, Esq. 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer, Chief Legal Officer and AML Officer	Indefinite; November 14, 2005 to present	Counsel and Chief Compliance Officer of ProShare Advisors (November 2005 to present) and ProFund Advisors (August 2002 to present); Calvert Group, Ltd.: Counsel, Compliance Officer and Assistant Secretary (January 1999 to October 2002)

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Secretary	Indefinite; June 2009 to present	General Counsel of ProFunds Group (April 2009 to present); Managing Director Morgan Stanley Investment Management (July 2004 to April 2009)

Helen Robichaud 70 Fargo Street Boston, MA 02110 Birth Date: 3/52	Assistant Secretary	Indefinite; December 2008 to present	Vice President and Associate General Counsel of J.P. Morgan Investor Services Co.

Harold Dahlman 70 Fargo Street Boston, MA 02110 Birth Date: 11/69	Assistant Treasurer	Indefinite; March 2009 to present	Vice President within the Fund Administration Department of J.P. Morgan Investor Services Co. (December 2008 to present); Senior Manager within the Financial Services Office – Asset Management Assurance Group at Ernst & Young LLP (September 2005 to December 2008)

**  Mr. Sapir may be deemed to be an "interested person" as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

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ProShares®

ProShares Trust
7501 Wisconsin Avenue
Suite 1000
Bethesda, MD 20814

866.PRO.5125
866.776.5125

www.proshares.com

Each Short or Ultra ProShares ETF seeks a return that is either 200%, -100% or -200% of the return of an index or other benchmark (target) for a single day. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. Investors should monitor their ProShares holding consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProShare, visit www.proshares.com

"Standard & Poor's®," "S&P® ," " S&P 500®,""Standard & Poor's 500," "500," "S&P MidCap 400," and "Standard & Poor's MidCap 400," are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. "Dow Jones," "Dow 30," and "Dow Jones Industrial AverageTM," are trademarks of Dow Jones and Company, Inc and have been licensed for use for certain purposes by ProShares. "NASDAQ-100® Index" is a trademark to The NASDAQ Stock Market, Inc. ProShares are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProShares.

Item 2. Code Of Ethics.

As of the end of the period, May 31, 2009, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Michael Wachs is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Michael Wachs is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)                              Audit Fees

For the fiscal year ended May 31, 2009, PricewaterhouseCoopers LLP (“PwC”), the Fund’s independent registered public accounting firm, billed the Funds aggregate fees of $890,000 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

For the fiscal year ended May 31, 2008, PwC billed the Funds aggregate fees of $865,000 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

(b)                                 Audit Related Fees

For the fiscal year ended May 31, 2009, PwC did not bill the Funds any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

For the fiscal year ended May 31, 2008, PwC billed the Funds aggregate fees of $38,140 for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.  Audit-Related Fees represent procedures applied to the semi-annual financial statement (reviewing the semi-annual report and valuation procedures with respect to investments), procedures applied to the quarterly filings and review of the Funds’ quarterly registered investment company qualifications as requested by the registrant’s audit committee.

(c)                                  Tax Fees

For the fiscal year ended May 31, 2009, PwC billed the Funds aggregate fees of $284,800 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

For the fiscal year ended May 31, 2008, PwC billed the Funds aggregate fees of $263,000 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Funds’ federal and state income tax returns, excise tax calculations and returns and a review of the Funds’ calculations of capital gain and income distributions.

(d)                             All Other Fees

For the fiscal year ended May 31, 2009, PwC did not bill the Funds any fees for products and services other than those disclosed above.

For the fiscal year ended May 31, 2008, PwC did not bill the Funds any fees for products and services other than those disclosed above.

(e)(1)                  The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)                  For the fiscal years ended May 31, 2009 and May 31, 2008, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by PwC.

(f)                                  No disclosures are required for this Item 4(f).

(g)                               For the fiscal year ended May 31, 2009, PwC did not bill any non-audit fees to the Funds.  During this period PwC did not provide any services to the Funds’ investment adviser, ProShare Advisors LLC (the “Advisor”).

For the fiscal year ended May 31, 2008, $128,421was billed by PwC for services rendered to the Funds and to the Advisor.

(h)                               The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments

For those Funds which utilized the Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Schedule of Portfolio Investments May 31, 2009

Ultra S&P500®

Shares		Value
	Common Stocks (a) - 86.8%
	Consumer Discretionary - 7.7%

22,544	Abercrombie & Fitch Co., Class A	$678,800
83,242	Amazon.com, Inc.*	6,492,044
27,682	Apollo Group, Inc., Class A*	1,636,006
27,937	AutoNation, Inc.*	443,640
9,822	AutoZone, Inc.*	1,494,417
67,260	Bed Bath & Beyond, Inc.*	1,890,679
87,793	Best Buy Co., Inc.	3,081,534
21,266	Big Lots, Inc.*	489,331
15,573	Black & Decker Corp.	499,426
113,366	Carnival Corp.	2,884,031
175,862	CBS Corp., Class B	1,297,862
32,202	Centex Corp.	271,463
83,136	Coach, Inc.*	2,183,983
745,990	Comcast Corp., Class A	10,272,282
71,366	D.R. Horton, Inc.	657,281
35,475	Darden Restaurants, Inc.	1,283,131
136,992	DIRECTV Group, Inc. (The)*	3,082,320
69,454	Eastman Kodak Co.	181,275
54,320	Expedia, Inc.*	940,279
36,233	Family Dollar Stores, Inc.	1,096,773
819,325	Ford Motor Co.*	4,711,119
38,884	Fortune Brands, Inc.	1,361,329
42,413	GameStop Corp., Class A*	1,058,204
59,150	Gannett Co., Inc.	282,146
120,751	Gap, Inc. (The)	2,155,405
158,100	General Motors Corp.*	118,575
41,290	Genuine Parts Co.	1,382,389
62,502	Goodyear Tire & Rubber Co. (The)*	715,648
87,963	H&R Block, Inc.	1,284,260
60,492	Harley-Davidson, Inc.	1,026,549
15,169	Harman International Industries, Inc.	282,750
32,099	Hasbro, Inc.	815,636
439,068	Home Depot, Inc.	10,168,815
76,499	International Game Technology	1,328,023
123,377	Interpublic Group of Cos., Inc.*	646,495
57,538	J.C. Penney Co., Inc.	1,501,166
153,882	Johnson Controls, Inc.	3,066,868
19,493	KB Home	292,395
78,912	Kohl’s Corp.*	3,351,393
40,621	Leggett & Platt, Inc.	596,316
36,585	Lennar Corp., Class A	347,923
70,072	Limited Brands, Inc.	876,601
379,563	Lowe’s Cos., Inc.	7,215,493
108,912	Macy’s, Inc.	1,272,092
76,106	Marriott International, Inc., Class A	1,777,836
92,831	Mattel, Inc.	1,449,092
288,391	McDonald’s Corp.	17,012,185
81,422	McGraw-Hill Cos., Inc. (The)	2,449,988
9,326	Meredith Corp.	251,429
30,196	New York Times Co. (The), Class A	199,294
71,786	Newell Rubbermaid, Inc.	826,257
595,662	News Corp., Class A	5,825,574
100,287	NIKE, Inc., Class B	5,721,373
41,276	Nordstrom, Inc.	812,724
71,172	Office Depot, Inc.*	331,662
80,521	Omnicom Group, Inc.	2,455,891
34,948	O’Reilly Automotive, Inc.*	1,259,875
14,628	Polo Ralph Lauren Corp.	787,279
55,581	Pulte Homes, Inc.	489,113
32,392	RadioShack Corp.	435,348
23,347	Scripps Networks Interactive, Inc., Class A	647,646
14,217	Sears Holdings Corp.*	808,236
25,497	Sherwin-Williams Co. (The)	1,346,242
14,881	Snap-On, Inc.	463,543
20,428	Stanley Works (The)	729,280
184,744	Staples, Inc.	3,778,015
190,237	Starbucks Corp.*	2,737,510
47,247	Starwood Hotels & Resorts Worldwide, Inc.	1,156,134
194,945	Target Corp.	7,661,338
31,881	Tiffany & Co.	904,464
91,231	Time Warner Cable, Inc.	2,809,002
309,705	Time Warner, Inc.	7,253,291
107,818	TJX Cos., Inc.	3,181,709
22,821	VF Corp.	1,296,689
157,014	Viacom, Inc., Class B*	3,481,000
480,730	Walt Disney Co. (The)	11,643,281
1,558	Washington Post Co. (The), Class B	560,880
19,047	Whirlpool Corp.	802,641
45,969	Wyndham Worldwide Corp.	541,975
17,322	Wynn Resorts Ltd.*	641,953
119,107	Yum! Brands, Inc.	4,124,675
		185,368,571
	Consumer Staples - 10.4%

535,076	Altria Group, Inc.	9,144,449
166,228	Archer-Daniels-Midland Co.	4,574,594
110,410	Avon Products, Inc.	2,932,490
25,398	Brown-Forman Corp., Class B	1,113,702
53,042	Campbell Soup Co.	1,470,324
36,002	Clorox Co.	1,887,945
515,501	Coca-Cola Co. (The)	25,342,029
82,121	Coca-Cola Enterprises, Inc.	1,368,136
129,825	Colgate-Palmolive Co.	8,561,959
115,786	ConAgra Foods, Inc.	2,152,462
50,427	Constellation Brands, Inc., Class A*	582,936
112,196	Costco Wholesale Corp.	5,443,750
376,930	CVS Caremark Corp.	11,232,514
45,796	Dean Foods Co.*	860,965
65,696	Dr. Pepper Snapple Group, Inc.*	1,427,574
30,053	Estee Lauder Cos., Inc. (The), Class A	994,153
84,903	General Mills, Inc.	4,345,335
81,479	H. J. Heinz Co.	2,980,502
42,912	Hershey Co. (The)	1,511,361
18,082	Hormel Foods Corp.	628,169
30,669	J.M. Smucker Co. (The)	1,234,734
65,280	Kellogg Co.	2,823,360
107,163	Kimberly-Clark Corp.	5,560,688
380,523	Kraft Foods, Inc., Class A	9,935,455
168,964	Kroger Co. (The)	3,852,379
43,526	Lorillard, Inc.	2,974,132
33,694	McCormick & Co., Inc. (Non-Voting)	1,028,341
38,808	Molson Coors Brewing Co., Class B	1,707,164
35,068	Pepsi Bottling Group, Inc.	1,152,334
403,028	PepsiCo, Inc.	20,977,607
518,957	Philip Morris International, Inc.	22,128,326
758,988	Procter & Gamble Co. (The)	39,421,837
43,777	Reynolds American, Inc.	1,749,767
111,071	Safeway, Inc.	2,250,298
180,123	Sara Lee Corp.	1,619,306
54,836	SUPERVALU, Inc.	910,278

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
152,588	Sysco Corp.	$3,656,008
78,290	Tyson Foods, Inc., Class A	1,042,823
255,534	Walgreen Co.	7,612,358
579,013	Wal-Mart Stores, Inc.	28,800,107
36,359	Whole Foods Market, Inc.	686,094
		249,678,745
	Energy - 11.3%

126,863	Anadarko Petroleum Corp.	6,061,514
86,690	Apache Corp.	7,304,499
79,988	Baker Hughes, Inc.	3,124,331
75,631	BJ Services Co.	1,182,869
26,789	Cabot Oil & Gas Corp.	941,098
56,170	Cameron International Corp.*	1,754,189
145,547	Chesapeake Energy Corp.	3,298,095
519,115	Chevron Corp.	34,609,397
383,334	ConocoPhillips	17,572,031
46,765	CONSOL Energy, Inc.	1,924,847
64,330	Denbury Resources, Inc.*	1,105,833
114,930	Devon Energy Corp.	7,268,173
17,998	Diamond Offshore Drilling, Inc.	1,516,871
180,918	El Paso Corp.	1,763,951
36,726	ENSCO International, Inc.	1,428,274
64,661	EOG Resources, Inc.	4,732,539
1,279,719	Exxon Mobil Corp.	88,748,513
232,339	Halliburton Co.	5,327,533
73,478	Hess Corp.	4,892,900
183,226	Marathon Oil Corp.	5,841,245
22,140	Massey Energy Co.	506,785
49,395	Murphy Oil Corp.	2,914,799
73,270	Nabors Industries Ltd.*	1,310,068
108,086	National Oilwell Varco, Inc.*	4,174,281
44,779	Noble Energy, Inc.	2,663,455
209,840	Occidental Petroleum Corp.	14,082,362
69,238	Peabody Energy Corp.	2,352,707
29,941	Pioneer Natural Resources Co.	841,941
40,452	Range Resources Corp.	1,853,106
29,264	Rowan Cos., Inc.	598,741
309,722	Schlumberger Ltd.	17,725,390
56,779	Smith International, Inc.	1,657,379
88,990	Southwestern Energy Co.*	3,868,395
166,604	Spectra Energy Corp.	2,673,994
30,268	Sunoco, Inc.	921,055
35,834	Tesoro Corp.	607,028
133,707	Valero Energy Corp.	2,991,026
149,997	Williams Cos., Inc. (The)	2,516,950
150,121	XTO Energy, Inc.	6,420,675
		271,078,839
	Financials - 11.7%

121,069	Aflac, Inc.	4,297,949
138,817	Allstate Corp. (The)	3,571,761
303,265	American Express Co.	7,536,135
696,815	American International Group, Inc.	1,177,617
56,668	Ameriprise Financial, Inc.	1,711,374
70,837	AON Corp.	2,550,132
30,376	Apartment Investment & Management Co., Class A (REIT)	287,053
30,501	Assurant, Inc.	720,739
20,652	AvalonBay Communities, Inc. (REIT)	1,269,685
1,981,457	Bank of America Corp.	22,331,020
297,550	Bank of New York Mellon Corp. (The)	8,265,939
164,262	BB&T Corp.	3,682,754
31,404	Boston Properties, Inc. (REIT)	1,517,441
115,972	Capital One Financial Corp.	2,834,356
58,248	CB Richard Ellis Group, Inc., Class A*	425,210
242,760	Charles Schwab Corp. (The)	4,272,576
91,240	Chubb Corp.	3,617,666
42,083	Cincinnati Financial Corp.	951,497
100,679	CIT Group, Inc.	385,601
1,418,159	Citigroup, Inc.	5,275,551
17,181	CME Group, Inc.	5,526,097
39,159	Comerica, Inc.	848,967
124,681	Discover Financial Services	1,191,950
148,141	E*Trade Financial Corp.*	213,323
70,645	Equity Residential (REIT)	1,719,499
23,043	Federated Investors, Inc., Class B	576,766
149,524	Fifth Third Bancorp	1,031,716
54,648	First Horizon National Corp.	663,427
39,207	Franklin Resources, Inc.	2,620,988
112,174	Genworth Financial, Inc., Class A	664,070
130,114	Goldman Sachs Group, Inc. (The)	18,810,581
84,224	Hartford Financial Services Group, Inc.	1,207,772
70,421	HCP, Inc. (REIT)	1,635,880
28,677	Health Care REIT, Inc. (REIT)	982,187
153,168	Host Hotels & Resorts, Inc. (REIT)	1,436,716
135,270	Hudson City Bancorp, Inc.	1,735,514
104,102	Huntington Bancshares, Inc./OH	408,080
18,814	IntercontinentalExchange, Inc.*	2,027,961
105,404	Invesco Ltd.	1,649,573
40,947	Janus Capital Group, Inc.	415,203
973,178	JPMorgan Chase & Co.	35,910,268
128,112	KeyCorp	640,560
80,752	Kimco Realty Corp. (REIT)	943,991
36,982	Legg Mason, Inc.	713,013
46,940	Leucadia National Corp.*	980,107
66,307	Lincoln National Corp.	1,256,518
93,530	Loews Corp.	2,529,987
21,175	M&T Bank Corp.	1,065,102
133,364	Marsh & McLennan Cos., Inc.	2,523,247
68,710	Marshall & Ilsley Corp.	452,112
44,321	MBIA, Inc.*	285,870
211,856	MetLife, Inc.	6,673,464
49,336	Moody’s Corp.	1,351,313
316,069	Morgan Stanley	9,583,212
35,559	NASDAQ OMX Group, Inc. (The)*	750,650
61,754	Northern Trust Corp.	3,560,118
67,072	NYSE Euronext	2,012,160
90,180	People’s United Financial, Inc.	1,424,844
42,687	Plum Creek Timber Co., Inc. (REIT)	1,479,105
110,826	PNC Financial Services Group, Inc.	5,048,124
80,334	Principal Financial Group, Inc.	1,783,415
175,250	Progressive Corp. (The)*	2,826,782
114,622	ProLogis (REIT)	973,141
109,802	Prudential Financial, Inc.	4,382,198
32,476	Public Storage (REIT)	2,163,226
283,474	Regions Financial Corp.	1,187,756
70,387	Simon Property Group, Inc. (REIT)	3,763,593
121,042	SLM Corp.*	800,088
125,150	State Street Corp.	5,813,217

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
92,369	SunTrust Banks, Inc.	$1,216,500
66,304	T. Rowe Price Group, Inc.	2,689,953
21,885	Torchmark Corp.	878,902
151,463	Travelers Cos., Inc. (The)	6,158,486
490,521	U.S. Bancorp	9,418,003
85,760	Unum Group	1,467,354
40,439	Ventas, Inc. (REIT)	1,227,728
39,933	Vornado Realty Trust (REIT)	1,863,274
1,185,752	Wells Fargo & Co.	30,236,676
88,621	XL Capital Ltd., Class A	896,845
29,869	Zions Bancorporation	408,608
		281,387,836
	Health Care - 12.1%

400,203	Abbott Laboratories	18,033,147
117,442	Aetna, Inc.	3,145,097
79,635	Allergan, Inc.	3,514,293
39,435	AmerisourceBergen Corp.	1,463,038
267,763	Amgen, Inc.*	13,372,084
158,967	Baxter International, Inc.	8,137,521
62,077	Becton, Dickinson and Co.	4,201,371
76,979	Biogen Idec, Inc.*	3,986,742
389,030	Boston Scientific Corp.*	3,656,882
512,628	Bristol-Myers Squibb Co.	10,211,550
25,749	C.R. Bard, Inc.	1,840,796
93,330	Cardinal Health, Inc.	3,336,547
118,986	Celgene Corp.*	5,025,969
19,114	Cephalon, Inc.*	1,114,537
70,190	CIGNA Corp.	1,556,112
38,403	Coventry Health Care, Inc.*	693,174
130,491	Covidien Plc	4,661,139
26,907	DaVita, Inc.*	1,213,775
38,483	DENTSPLY International, Inc.	1,126,013
261,850	Eli Lilly & Co.	9,052,154
64,140	Express Scripts, Inc.*	4,108,167
78,108	Forest Laboratories, Inc.*	1,850,379
70,271	Genzyme Corp.*	4,155,827
235,907	Gilead Sciences, Inc.*	10,167,592
41,338	Hospira, Inc.*	1,426,161
43,728	Humana, Inc.*	1,369,998
47,029	IMS Health, Inc.	566,229
10,148	Intuitive Surgical, Inc.*	1,518,953
716,252	Johnson & Johnson	39,508,460
63,833	King Pharmaceuticals, Inc.*	603,860
28,046	Laboratory Corp. of America Holdings*	1,709,684
45,008	Life Technologies Corp.*	1,745,410
70,913	McKesson Corp.	2,918,070
127,159	Medco Health Solutions, Inc.*	5,835,326
289,583	Medtronic, Inc.	9,947,176
545,828	Merck & Co., Inc.	15,053,936
14,346	Millipore Corp.*	902,220
78,908	Mylan, Inc.*	1,042,375
23,688	Patterson Cos., Inc.*	487,736
30,086	PerkinElmer, Inc.	489,499
1,746,803	Pfizer, Inc.	26,533,938
39,976	Quest Diagnostics, Inc.	2,087,547
421,187	Schering-Plough Corp.	10,276,963
89,642	St. Jude Medical, Inc.*	3,497,831
61,613	Stryker Corp.	2,368,404
107,560	Tenet Healthcare Corp.*	390,443
108,291	Thermo Fisher Scientific, Inc.*	4,213,603
314,804	UnitedHealth Group, Inc.	8,373,786
32,213	Varian Medical Systems, Inc.*	1,151,937
25,132	Waters Corp.*	1,088,718
27,095	Watson Pharmaceuticals, Inc.*	819,624
129,066	WellPoint, Inc.*	6,010,604
344,793	Wyeth	15,467,414
57,708	Zimmer Holdings, Inc.*	2,570,891
		289,600,702
	Industrials - 8.8%

179,669	3M Co.	10,259,100
29,195	Avery Dennison Corp.	804,614
188,043	Boeing Co. (The)	8,433,729
72,072	Burlington Northern Santa Fe Corp.	5,220,896
44,079	C.H. Robinson Worldwide, Inc.	2,240,095
155,776	Caterpillar, Inc.	5,523,817
34,028	Cintas Corp.	792,512
43,276	Cooper Industries Ltd., Class A	1,420,318
103,394	CSX Corp.	3,283,793
52,144	Cummins, Inc.	1,691,030
66,026	Danaher Corp.	3,984,669
109,458	Deere & Co.	4,758,139
48,171	Dover Corp.	1,514,496
13,824	Dun & Bradstreet Corp.	1,130,665
42,781	Eaton Corp.	1,860,974
195,530	Emerson Electric Co.	6,274,558
32,754	Equifax, Inc.	891,564
54,931	Expeditors International of Washington, Inc.	1,802,286
33,464	Fastenal Co.	1,111,674
80,614	FedEx Corp.	4,468,434
14,481	Flowserve Corp.	1,065,367
47,009	Fluor Corp.	2,208,483
99,979	General Dynamics Corp.	5,688,805
2,734,802	General Electric Co.	36,865,131
32,052	Goodrich Corp.	1,555,804
190,388	Honeywell International, Inc.	6,313,266
99,536	Illinois Tool Works, Inc.	3,214,017
82,575	Ingersoll-Rand Co., Ltd., Class A*	1,670,492
46,515	Iron Mountain, Inc.*	1,267,534
47,080	ITT Corp.	1,938,754
31,874	Jacobs Engineering Group, Inc.*	1,367,395
30,710	L-3 Communications Holdings, Inc.	2,257,492
85,984	Lockheed Martin Corp.	7,190,842
33,759	Manitowoc Co., Inc. (The)	220,109
93,099	Masco Corp.	964,506
33,137	Monster Worldwide, Inc.*	387,040
94,901	Norfolk Southern Corp.	3,530,317
84,729	Northrop Grumman Corp.	4,034,795
93,945	PACCAR, Inc.	2,804,258
30,579	Pall Corp.	785,269
41,607	Parker Hannifin Corp.	1,758,312
53,430	Pitney Bowes, Inc.	1,222,478
36,239	Precision Castparts Corp.	2,992,254
53,142	R.R. Donnelley & Sons Co.	716,354
103,618	Raytheon Co.	4,626,544
83,379	Republic Services, Inc.	1,900,207
39,197	Robert Half International, Inc.	838,424
36,716	Rockwell Automation, Inc.	1,126,814
40,945	Rockwell Collins, Inc.	1,736,887
14,408	Ryder System, Inc.	406,018
191,673	Southwest Airlines Co.	1,291,876
22,087	Stericycle, Inc.*	1,103,908
68,276	Textron, Inc.	785,174
130,311	Union Pacific Corp.	6,420,423
257,786	United Parcel Service, Inc., Class B	13,183,176
244,023	United Technologies Corp.	12,838,050
16,477	W.W. Grainger, Inc.	1,298,882
127,272	Waste Management, Inc.	3,511,435
		210,554,255

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Information Technology - 15.5%

135,708	Adobe Systems, Inc.*	$3,824,251
144,982	Advanced Micro Devices, Inc.*	658,218
25,264	Affiliated Computer Services, Inc., Class A*	1,135,364
91,151	Agilent Technologies, Inc.*	1,661,683
44,152	Akamai Technologies, Inc.*	982,824
75,952	Altera Corp.	1,292,703
44,332	Amphenol Corp., Class A	1,480,245
75,419	Analog Devices, Inc.	1,840,978
230,624	Apple, Inc.*	31,321,045
344,257	Applied Materials, Inc.	3,876,334
58,601	Autodesk, Inc.*	1,257,577
130,750	Automatic Data Processing, Inc.	4,969,808
47,817	BMC Software, Inc.*	1,630,560
110,172	Broadcom Corp., Class A*	2,807,183
102,121	CA, Inc.	1,782,011
23,482	Ciena Corp.*	258,302
1,511,595	Cisco Systems, Inc.*	27,964,507
46,644	Citrix Systems, Inc.*	1,465,088
75,556	Cognizant Technology Solutions Corp., Class A*	1,903,256
39,234	Computer Sciences Corp.*	1,665,876
63,864	Compuware Corp.*	487,282
31,645	Convergys Corp.*	292,716
402,701	Corning, Inc.	5,919,705
448,154	Dell, Inc.*	5,189,623
279,087	eBay, Inc.*	4,917,513
83,341	Electronic Arts, Inc.*	1,916,010
521,010	EMC Corp.*	6,121,868
49,442	Fidelity National Information Services, Inc.	952,253
40,399	Fiserv, Inc.*	1,711,302
39,053	FLIR Systems, Inc.*	877,130
62,055	Google, Inc., Class A*	25,891,208
34,604	Harris Corp.	1,075,492
620,644	Hewlett-Packard Co.	21,319,121
1,440,375	Intel Corp.	22,642,695
347,450	International Business Machines Corp.	36,926,986
83,186	Intuit, Inc.*	2,264,323
55,378	Jabil Circuit, Inc.	433,610
55,711	JDS Uniphase Corp.*	300,282
135,216	Juniper Networks, Inc.*	3,343,892
43,986	Kla-Tencor Corp.	1,187,622
20,141	Lexmark International, Inc., Class A*	329,104
57,454	Linear Technology Corp.	1,344,998
167,846	LSI Corp.*	750,272
18,761	Mastercard, Inc., Class A	3,308,127
39,907	McAfee, Inc.*	1,565,552
57,872	MEMC Electronic Materials, Inc.*	1,116,351
47,166	Microchip Technology, Inc.	1,017,371
213,398	Micron Technology, Inc.*	1,079,794
1,980,032	Microsoft Corp.	41,362,868
35,889	Molex, Inc.	548,384
589,556	Motorola, Inc.	3,572,709
50,489	National Semiconductor Corp.	700,787
85,652	NetApp, Inc.*	1,670,214
89,185	Novell, Inc.*	371,010
25,139	Novellus Systems, Inc.*	450,742
139,082	Nvidia Corp.*	1,450,625
993,163	Oracle Corp.	19,456,063
83,162	Paychex, Inc.	2,276,144
31,397	QLogic Corp.*	428,569
427,153	QUALCOMM, Inc.	18,619,599
27,371	Salesforce.com, Inc.*	1,038,729
58,565	SanDisk Corp.*	917,128
192,854	Sun Microsystems, Inc.*	1,735,686
212,608	Symantec Corp.*	3,314,559
102,466	Tellabs, Inc.*	568,686
44,817	Teradata Corp.*	968,047
44,723	Teradyne, Inc.*	319,769
330,586	Texas Instruments, Inc.	6,413,368
51,087	Total System Services, Inc.	697,338
118,610	Tyco Electronics Ltd.	2,060,256
49,807	VeriSign, Inc.*	1,165,982
183,865	Western Union Co. (The)	3,241,540
223,951	Xerox Corp.	1,522,867
70,985	Xilinx, Inc.	1,472,229
361,052	Yahoo!, Inc.*	5,719,064
		370,122,977
	Materials - 2.9%

54,293	Air Products & Chemicals, Inc.	3,517,100
28,722	AK Steel Holding Corp.	410,725
246,101	Alcoa, Inc.	2,269,051
25,238	Allegheny Technologies, Inc.	893,678
24,285	Ball Corp.	966,543
25,864	Bemis Co., Inc.	648,928
12,532	CF Industries Holdings, Inc.	972,984
273,154	Dow Chemical Co. (The)	4,829,363
233,726	E.I. du Pont de Nemours & Co.	6,654,179
18,787	Eastman Chemical Co.	778,533
43,428	Ecolab, Inc.	1,622,036
106,609	Freeport-McMoRan Copper & Gold, Inc.	5,802,728
20,380	International Flavors & Fragrances, Inc.	650,122
110,777	International Paper Co.	1,591,865
44,235	MeadWestvaco Corp.	706,433
141,898	Monsanto Co.	11,656,921
126,685	Newmont Mining Corp.	6,191,096
81,323	Nucor Corp.	3,570,893
43,286	Owens-Illinois, Inc.*	1,239,278
34,061	Pactiv Corp.*	762,966
42,531	PPG Industries, Inc.	1,891,354
79,525	Praxair, Inc.	5,821,230
40,885	Sealed Air Corp.	818,109
31,628	Sigma-Aldrich Corp.	1,532,693
22,041	Titanium Metals Corp.	204,100
36,203	United States Steel Corp.	1,233,798
28,580	Vulcan Materials Co.	1,265,808
54,701	Weyerhaeuser Co.	1,836,860
		70,339,374
	Telecommunication Services - 3.0%

102,835	American Tower Corp., Class A*	3,277,351
1,526,172	AT&T, Inc.	37,833,804
25,979	CenturyTel, Inc.	801,452
36,925	Embarq Corp.	1,551,589
80,619	Frontier Communications Corp.	586,906
380,573	Qwest Communications International, Inc.	1,659,298
741,931	Sprint Nextel Corp.*	3,820,945
735,614	Verizon Communications, Inc.	21,524,066
114,230	Windstream Corp.	960,674
		72,016,085

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Utilities - 3.4%

172,528	AES Corp. (The)*	$1,723,555
43,873	Allegheny Energy, Inc.	1,096,825
55,036	Ameren Corp.	1,280,137
120,697	American Electric Power Co., Inc.	3,179,159
89,966	Centerpoint Energy, Inc.	910,456
58,688	CMS Energy Corp.	665,522
70,918	Consolidated Edison, Inc.	2,514,752
51,568	Constellation Energy Group, Inc.	1,406,775
151,103	Dominion Resources, Inc.	4,803,564
42,278	DTE Energy Co.	1,278,910
331,776	Duke Energy Corp.	4,694,630
131,089	Dynegy, Inc., Class A*	263,489
84,374	Edison International	2,467,096
49,061	Entergy Corp.	3,660,932
33,888	EQT Corp.	1,262,328
170,463	Exelon Corp.	8,183,929
78,942	FirstEnergy Corp.	2,983,218
105,904	FPL Group, Inc.	5,986,753
19,792	Integrys Energy Group, Inc.	536,165
11,705	Nicor, Inc.	368,122
71,036	NiSource, Inc.	759,375
44,594	Northeast Utilities	927,109
56,744	Pepco Holdings, Inc.	736,537
94,721	PG&E Corp.	3,477,208
26,153	Pinnacle West Capital Corp.	723,130
97,195	PPL Corp.	3,155,922
71,368	Progress Energy, Inc.	2,534,278
131,036	Public Service Enterprise Group, Inc.	4,176,117
44,957	Questar Corp.	1,523,593
31,382	SCANA Corp.	942,088
63,039	Sempra Energy	2,879,622
201,378	Southern Co. (The)	5,721,149
55,142	TECO Energy, Inc.	618,693
30,278	Wisconsin Energy Corp.	1,194,770
117,628	Xcel Energy, Inc.	2,017,320
		80,653,228
	Total Common Stocks (Cost $1,981,529,446)	2,080,800,612

Principal Amount
	Repurchase Agreements (a) - 6.6%
$4,665,616	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $4,665,743(b)	4,665,616
2,137,639	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $2,137,668(d)	2,137,639
23,328,080	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $23,328,410(c)	23,328,080
9,331,232	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $9,331,522(e)	9,331,232
13,996,848	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $13,997,311(f)	13,996,848
3,265,931	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $3,265,969(g)	3,265,931
27,993,696	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $27,994,116(h)	27,993,696
18,662,464	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $18,663,153(i)	18,662,464
51,321,775	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $51,322,502(j)	51,321,775
4,229,378	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $4,229,434(k)	4,229,378
	Total Repurchase Agreements (Cost $158,932,659)	158,932,659
	Total Investments (Cost $2,140,462,105) — 93.4%	2,239,733,271
	Other assets less liabilities — 6.6%	158,296,070
	Net Assets — 100.0%	$2,398,029,341

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $572,122,591.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $4,758,928. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $23,794,642. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $2,180,392. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $9,517,890. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $14,276,847. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $3,331,269. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $28,553,592. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $19,035,757. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $52,348,289. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $4,313,978. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

REIT       Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(301,047,460)
Net unrealized depreciation	$(301,047,460)
Federal income tax cost of investments	$2,540,780,731

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	6,741	06/19/09	$310,591,575	$13,438,451

Cash collateral in the amount of $27,738,165 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	$5,775,977	$(2,105,120)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	31,351,008	—

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	158,975,312	(3,201,715)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	647,293,689	(3,147,085)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	1,561,397,739	151,666,660

	$2,404,793,725	$143,212,740

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra MidCap400

Shares		Value
	Common Stocks (a) - 85.9%
	Consumer Discretionary - 12.9%

8,919	99 Cents Only Stores*	$83,571
18,078	Advance Auto Parts, Inc.	769,942
12,715	Aeropostale, Inc.*	440,193
39,233	American Eagle Outfitters, Inc.	581,041
7,503	American Greetings Corp., Class A	51,396
10,896	AnnTaylor Stores Corp.*	79,759
7,051	Barnes & Noble, Inc.	174,230
1,148	Blyth, Inc.	38,125
5,842	Bob Evans Farms, Inc.	150,724
21,986	BorgWarner, Inc.	709,048
10,733	Boyd Gaming Corp.*	107,759
19,389	Brinker International, Inc.	347,063
7,752	Brink’s Home Security Holdings, Inc.*	223,258
12,267	Callaway Golf Co.	87,341
14,005	Career Education Corp.*	281,220
41,942	Carmax, Inc.*	470,170
11,373	Cheesecake Factory, Inc. (The)*	194,592
33,738	Chico’s FAS, Inc.*	329,283
6,257	Chipotle Mexican Grill, Inc., Class A*	495,492
9,023	Coldwater Creek, Inc.*	34,287
12,133	Collective Brands, Inc.*	179,083
16,407	Corinthian Colleges, Inc.*	252,340
11,720	DeVry, Inc.	510,640
16,191	Dick’s Sporting Goods, Inc.*	288,200
17,245	Dollar Tree, Inc.*	772,059
14,624	DreamWorks Animation SKG, Inc., Class A*	407,425
29,481	Foot Locker, Inc.	327,534
26,191	Gentex Corp.	308,792
11,473	Guess?, Inc.	296,233
17,808	Hanesbrands, Inc.*	300,955
7,248	Harte-Hanks, Inc.	61,101
5,284	International Speedway Corp., Class A	130,990
5,984	ITT Educational Services, Inc.*	549,271
9,869	J. Crew Group, Inc.*	255,212
8,090	John Wiley & Sons, Inc., Class A	255,725
14,454	Lamar Advertising Co., Class A*	268,411
6,634	Life Time Fitness, Inc.*	122,596
26,629	LKQ Corp.*	407,157
9,297	Marvel Entertainment, Inc.*	308,474
5,871	Matthews International Corp. , Class A	167,617
7,016	MDC Holdings, Inc.	215,461
10,680	Mohawk Industries, Inc.*	408,724
7,929	NetFlix, Inc.*	312,561
1,086	NVR, Inc.*	537,461
5,882	Panera Bread Co., Class A*	313,158
24,190	PetSmart, Inc.	492,508
9,796	Phillips-Van Heusen Corp.	288,688
7,799	priceline.com, Inc.*	858,748
8,223	Regis Corp.	144,149
12,557	Rent-A-Center, Inc.*	245,238
24,621	Ross Stores, Inc.	964,158
8,159	Ryland Group, Inc.	139,356
27,036	Saks, Inc.*	103,277
4,935	Scholastic Corp.	96,726
12,372	Scientific Games Corp., Class A*	220,593
48,641	Service Corp. International	260,229
12,766	Sotheby’s	135,320
2,681	Strayer Education, Inc.	494,028
6,752	Thor Industries, Inc.	135,783
8,757	Timberland Co. (The), Class A*	125,926
24,694	Toll Brothers, Inc.*	458,814
11,905	Tupperware Brands Corp.	289,530
6,946	Under Armour, Inc., Class A*	170,455
21,702	Urban Outfitters, Inc.*	443,155
8,873	Warnaco Group, Inc. (The)*	280,387
79,563	Wendy’s/Arby’s Group, Inc. , Class A	334,165
16,488	Williams-Sonoma, Inc.	213,355
		20,500,262
	Consumer Staples - 3.4%

16,235	Alberto-Culver Co.	377,301
10,410	BJ’s Wholesale Club, Inc.*	366,848
13,348	Church & Dwight Co., Inc.	671,004
14,224	Corn Products International, Inc.	375,656
12,907	Energizer Holdings, Inc.*	674,520
15,051	Flowers Foods, Inc.	318,630
13,763	Hansen Natural Corp.*	504,827
3,779	Lancaster Colony Corp.	174,098
10,433	NBTY, Inc.*	257,591
10,903	PepsiAmericas, Inc.	286,749
10,764	Ralcorp Holdings, Inc.*	616,454
7,477	Ruddick Corp.	188,121
22,612	Smithfield Foods, Inc.*	281,067
5,068	Tootsie Roll Industries, Inc.	114,030
4,755	Universal Corp.	176,078
		5,382,974
	Energy - 6.6%

27,187	Arch Coal, Inc.	503,775
7,042	Bill Barrett Corp.*	239,639
15,861	Cimarex Energy Co.	517,386
8,838	Comstock Resources, Inc.*	352,018
9,861	Encore Acquisition Co.*	349,967
11,735	Exterran Holdings, Inc.*	233,644
23,923	FMC Technologies, Inc.*	995,675
20,835	Forest Oil Corp.*	396,073
19,776	Frontier Oil Corp.	345,487
18,723	Helix Energy Solutions Group, Inc.*	210,634
20,042	Helmerich & Payne, Inc.	700,869
17,138	Mariner Energy, Inc.*	247,815
25,271	Newfield Exploration Co.*	912,789
10,395	Oceaneering International, Inc.*	534,511
4,549	Overseas Shipholding Group, Inc.	153,847
12,194	Patriot Coal Corp.*	110,478
29,135	Patterson-UTI Energy, Inc.	417,796
22,760	Plains Exploration & Production Co.*	643,653
33,031	Pride International, Inc.*	800,011
21,516	Quicksilver Resources, Inc.*	242,055
23,606	Southern Union Co.	410,272
14,852	Superior Energy Services, Inc.*	342,487
9,808	Tidewater, Inc.	467,547
8,993	Unit Corp.*	301,355
		10,429,783
	Financials - 15.3%

7,815	Affiliated Managers Group, Inc.*	438,500
7,492	Alexandria Real Estate Equities, Inc. (REIT)	268,963
26,579	AMB Property Corp. (REIT)	474,435
14,302	American Financial Group, Inc./OH	306,349
25,055	AmeriCredit Corp.*	318,449
27,065	Apollo Investment Corp.	149,128
18,350	Arthur J. Gallagher & Co.	384,433
24,339	Associated Banc-Corp	352,185

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
15,516	Astoria Financial Corp.	$119,628
13,760	BancorpSouth, Inc.	306,022
9,087	Bank of Hawaii Corp.	340,126
9,734	BRE Properties, Inc. (REIT)	243,155
22,091	Brown & Brown, Inc.	425,915
11,860	Camden Property Trust (REIT)	356,037
9,428	Cathay General Bancorp	97,674
8,149	City National Corp./CA	298,009
38,526	Colonial BancGroup, Inc. (The)	50,084
12,568	Commerce Bancshares, Inc./MO	395,515
10,913	Corporate Office Properties Trust (REIT)	323,898
8,306	Cousins Properties, Inc. (REIT)	74,754
11,307	Cullen/Frost Bankers, Inc.	553,478
40,705	Duke Realty Corp. (REIT)	387,105
22,247	Eaton Vance Corp.	602,894
6,878	Equity One, Inc. (REIT)	99,318
5,104	Essex Property Trust, Inc. (REIT)	347,531
11,687	Everest Re Group Ltd.	809,091
11,242	Federal Realty Investment Trust (REIT)	591,891
43,938	Fidelity National Financial, Inc., Class A	612,496
17,698	First American Corp.	403,868
27,709	First Niagara Financial Group, Inc.	351,627
15,571	FirstMerit Corp.	271,091
33,385	Fulton Financial Corp.	193,967
9,732	Hanover Insurance Group, Inc. (The)	333,905
21,618	HCC Insurance Holdings, Inc.	533,748
13,253	Highwoods Properties, Inc. (REIT)	299,783
7,453	Horace Mann Educators Corp.	67,301
17,887	Hospitality Properties Trust (REIT)	249,881
9,661	International Bancshares Corp.	108,396
23,356	Jefferies Group, Inc.*	505,190
6,588	Jones Lang LaSalle, Inc.	230,909
19,286	Liberty Property Trust (REIT)	448,978
14,659	Macerich Co. (The) (REIT)	247,444
14,543	Mack-Cali Realty Corp. (REIT)	359,358
6,775	Mercury General Corp.	224,524
19,478	Nationwide Health Properties, Inc. (REIT)	517,531
65,642	New York Community Bancorp, Inc.	726,001
20,335	NewAlliance Bancshares, Inc.	263,135
44,727	Old Republic International Corp.	457,557
15,682	Omega Healthcare Investors, Inc. (REIT)	250,442
4,669	PacWest Bancorp	65,973
7,563	Potlatch Corp. (REIT)	197,999
15,887	Protective Life Corp.	196,363
18,667	Raymond James Financial, Inc.	296,805
15,027	Rayonier, Inc. (REIT)	601,080
19,852	Realty Income Corp. (REIT)	426,222
14,977	Regency Centers Corp. (REIT)	533,631
13,822	Reinsurance Group of America, Inc.	508,373
25,471	SEI Investments Co.	393,018
14,131	SL Green Realty Corp. (REIT)	323,600
9,319	StanCorp Financial Group, Inc.	289,075
6,267	SVB Financial Group*	168,896
53,433	Synovus Financial Corp.	174,726
21,385	TCF Financial Corp.	307,089
9,273	Trustmark Corp.	181,658
28,320	UDR, Inc. (REIT)	311,520
9,368	Unitrin, Inc.	136,023
26,981	Valley National Bancorp	327,545
26,443	W. R. Berkley Corp.	573,549
16,162	Waddell & Reed Financial, Inc., Class A	394,353
16,755	Washington Federal, Inc.	219,826
10,064	Webster Financial Corp.	75,077
19,488	Weingarten Realty Investors (REIT)	309,469
5,495	Westamerica Bancorporation	284,971
13,152	Wilmington Trust Corp.	189,520
		24,258,060
	Health Care - 10.4%

13,451	Affymetrix, Inc.*	64,699
12,023	Beckman Coulter, Inc.	651,647
3,640	Bio-Rad Laboratories, Inc., Class A*	270,962
12,841	Cerner Corp.*	748,502
12,710	Charles River Laboratories International, Inc.*	399,475
17,414	Community Health Systems, Inc.*	459,555
12,056	Covance, Inc.*	506,593
10,633	Edwards Lifesciences Corp.*	678,811
22,209	Endo Pharmaceuticals Holdings, Inc.*	353,789
9,960	Gen-Probe, Inc.*	424,595
46,930	Health Management Associates, Inc., Class A*	272,663
19,736	Health Net, Inc.*	295,645
17,005	Henry Schein, Inc.*	774,408
11,908	Hill-Rom Holdings, Inc.	192,433
48,780	Hologic, Inc.*	618,043
11,252	Idexx Laboratories, Inc.*	470,896
13,388	Immucor, Inc.*	201,489
5,701	Kindred Healthcare, Inc.*	74,854
10,468	Kinetic Concepts, Inc.*	271,435
9,914	LifePoint Hospitals, Inc.*	270,156
13,084	Lincare Holdings, Inc.*	284,970
9,175	Masimo Corp.*	219,649
10,794	Medicis Pharmaceutical Corp., Class A	169,682
6,393	Mettler-Toledo International, Inc.*	455,118
19,841	Omnicare, Inc.	536,302
11,022	OSI Pharmaceuticals, Inc.*	372,544
7,874	Owens & Minor, Inc.	276,062
14,776	Perrigo Co.	396,883
22,425	Pharmaceutical Product Development, Inc.	449,173
10,646	Psychiatric Solutions, Inc.*	196,419
14,440	ResMed, Inc.*	535,291
20,775	Sepracor, Inc.*	325,129
11,120	STERIS Corp.	262,766
7,134	Techne Corp.	429,966
7,525	Teleflex, Inc.	337,496
10,735	Thoratec Corp.*	269,234
4,427	United Therapeutics Corp.*	354,824
9,414	Universal Health Services, Inc., Class B	517,111
15,639	Valeant Pharmaceuticals International*	359,541
5,518	Varian, Inc.*	192,137
16,120	VCA Antech, Inc.*	391,232
32,907	Vertex Pharmaceuticals, Inc.*	980,958
8,037	WellCare Health Plans, Inc.*	152,703
		16,465,840
	Industrials - 12.9%

17,329	Aecom Technology Corp.*	552,968
17,478	AGCO Corp.*	504,415
22,744	Airtran Holdings, Inc.*	115,312

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,907	Alaska Air Group, Inc.*	$107,542
7,807	Alexander & Baldwin, Inc.	193,223
6,229	Alliant Techsystems, Inc.*	537,500
20,316	AMETEK, Inc.	638,938
19,224	BE Aerospace, Inc.*	286,053
7,701	Brink’s Co. (The)	204,770
14,246	Bucyrus International, Inc.	408,575
11,607	Carlisle Cos., Inc.	265,452
3,841	Clean Harbors, Inc.*	209,411
8,784	Con-way, Inc.	281,966
12,044	Copart, Inc.*	369,630
6,479	Corporate Executive Board Co. (The)	112,670
22,830	Corrections Corp. of America*	350,441
9,008	Crane Co.	212,409
9,738	Deluxe Corp.	137,695
14,673	Donaldson Co., Inc.	494,333
7,507	Dycom Industries, Inc.*	87,757
9,015	Federal Signal Corp.	77,349
9,728	FTI Consulting, Inc.*	488,540
9,268	GATX Corp.	233,368
11,332	Graco, Inc.	252,590
6,259	Granite Construction, Inc.	228,766
15,286	Harsco Corp.	444,211
10,215	Herman Miller, Inc.	145,360
8,435	HNI Corp.	146,347
10,732	Hubbell, Inc., Class B	356,410
15,287	IDEX Corp.	356,951
15,597	J.B. Hunt Transport Services, Inc.	479,296
34,977	JetBlue Airways Corp.*	158,446
19,451	Joy Global, Inc.	670,476
17,424	Kansas City Southern*	287,322
30,793	KBR, Inc.	567,207
5,228	Kelly Services, Inc., Class A	55,731
13,913	Kennametal, Inc.	262,677
8,515	Korn/Ferry International*	94,431
9,837	Landstar System, Inc.	373,806
8,916	Lennox International, Inc.	276,485
8,092	Lincoln Electric Holdings, Inc.	330,154
14,911	Manpower, Inc.	633,867
5,652	Mine Safety Appliances Co.	132,370
17,284	MPS Group, Inc.*	131,186
8,531	MSC Industrial Direct Co., Class A	310,358
9,001	Navigant Consulting, Inc.*	107,202
6,390	Nordson Corp.	245,376
14,164	Oshkosh Corp.	168,127
18,702	Pentair, Inc.	468,111
37,104	Quanta Services, Inc.*	846,342
7,839	Rollins, Inc.	130,990
17,082	Roper Industries, Inc.	734,184
15,896	Shaw Group, Inc. (The)*	432,371
9,441	SPX Corp.	433,436
20,163	Terex Corp.*	270,588
10,144	Thomas & Betts Corp.*	311,218
16,171	Timken Co.	273,452
15,112	Trinity Industries, Inc.	230,307
11,398	United Rentals, Inc.*	54,141
16,168	URS Corp.*	777,357
9,134	Wabtec Corp.	325,901
15,197	Waste Connections, Inc.*	386,004
8,099	Watson Wyatt Worldwide, Inc., Class A	307,276
8,173	Werner Enterprises, Inc.	147,032
10,454	Woodward Governor Co.	214,621
11,291	YRC Worldwide, Inc.*	29,131
		20,457,931
	Information Technology — 12.2%

73,600	3Com Corp.*	317,952
6,647	ACI Worldwide, Inc.*	99,107
12,959	Acxiom Corp.	138,532
18,385	ADC Telecommunications, Inc.*	129,430
10,394	Adtran, Inc.	215,987
2,968	Advent Software, Inc.*	91,088
11,343	Alliance Data Systems Corp.*	459,391
17,021	ANSYS, Inc.*	508,247
22,710	Arrow Electronics, Inc.*	549,355
85,436	Atmel Corp.*	328,929
28,553	Avnet, Inc.*	657,005
8,713	Avocent Corp.*	121,982
26,714	Broadridge Financial Solutions, Inc.	442,384
50,354	Cadence Design Systems, Inc.*	284,500
15,538	CommScope, Inc.*	407,717
16,841	Cree, Inc.*	512,472
12,596	Diebold, Inc.	311,373
7,048	Digital River, Inc.*	268,740
7,758	DST Systems, Inc.*	297,131
15,108	F5 Networks, Inc.*	479,830
7,979	Factset Research Systems, Inc.	422,089
9,293	Fair Isaac Corp.	163,371
23,558	Fairchild Semiconductor International, Inc.*	166,319
11,256	Gartner, Inc.*	172,780
15,286	Global Payments, Inc.	549,685
15,899	Hewitt Associates, Inc., Class A*	461,071
5,745	Imation Corp.	55,497
30,738	Ingram Micro, Inc., Class A*	507,792
31,345	Integrated Device Technology, Inc.*	176,472
13,751	International Rectifier Corp.*	198,977
23,155	Intersil Corp., Class A	283,649
7,515	Itron, Inc.*	438,425
15,980	Jack Henry & Associates, Inc.	293,553
23,889	Lam Research Corp.*	625,653
15,954	Lender Processing Services, Inc.	463,464
15,564	Macrovision Solutions Corp.*	351,279
3,986	Mantech International Corp., Class A*	152,863
17,576	Mentor Graphics Corp.*	98,777
17,101	Metavante Technologies, Inc.*	438,641
10,625	National Instruments Corp.	225,356
30,105	NCR Corp.*	323,328
14,126	NeuStar, Inc., Class A*	283,226
25,536	Palm, Inc.*	311,539
21,996	Parametric Technology Corp.*	254,714
9,261	Plantronics, Inc.	165,216
15,905	Polycom, Inc.*	275,316
50,121	RF Micro Devices, Inc.*	142,845
38,579	SAIC, Inc.*	673,975
11,497	Semtech Corp.*	184,987
8,516	Silicon Laboratories, Inc.*	286,308
8,022	SRA International, Inc., Class A*	142,310
15,682	Sybase, Inc.*	510,135
27,296	Synopsys, Inc.*	531,726
9,518	Tech Data Corp.*	304,766
22,663	Trimble Navigation Ltd.*	434,676
16,508	Valueclick, Inc.*	182,413
35,501	Vishay Intertechnology, Inc.*	196,321
42,362	Western Digital Corp.*	1,052,696
12,913	Wind River Systems, Inc.*	101,884
11,527	Zebra Technologies Corp., Class A*	251,634
		19,476,880

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Materials - 6.4%

15,475	Airgas, Inc.	$653,973
17,389	Albemarle Corp.	490,718
12,902	Aptargroup, Inc.	400,091
12,619	Ashland, Inc.	338,189
12,443	Cabot Corp.	198,715
8,385	Carpenter Technology Corp.	188,495
24,459	Cliffs Natural Resources, Inc.	666,508
21,375	Commercial Metals Co.	362,734
8,974	Cytec Industries, Inc.	192,761
13,799	FMC Corp.	749,976
6,502	Greif, Inc., Class A	314,177
17,370	Louisiana-Pacific Corp.*	75,386
12,906	Lubrizol Corp.	576,511
8,468	Martin Marietta Materials, Inc.	689,888
3,557	Minerals Technologies, Inc.	139,150
14,757	Olin Corp.	197,153
19,486	Packaging Corp. of America	314,114
12,138	Reliance Steel & Aluminum Co.	461,123
24,436	RPM International, Inc.	374,359
8,358	Scotts Miracle-Gro Co. (The), Class A	286,679
9,253	Sensient Technologies Corp.	212,079
18,978	Sonoco Products Co.	462,304
30,824	Steel Dynamics, Inc.	460,510
20,268	Temple-Inland, Inc.	259,025
18,973	Terra Industries, Inc.	527,260
19,035	Valspar Corp.	434,950
11,405	Worthington Industries, Inc.	159,556
		10,186,384
	Telecommunication Services - 0.5%

40,865	Cincinnati Bell, Inc.*	114,013
9,900	Syniverse Holdings, Inc.*	148,005
19,216	Telephone & Data Systems, Inc.	582,437
		844,455
	Utilities - 5.3%

14,635	AGL Resources, Inc.	423,244
21,025	Alliant Energy Corp.	498,923
25,769	Aqua America, Inc.	424,931
7,364	Black Hills Corp.	157,590
11,462	Cleco Corp.	234,513
22,068	DPL, Inc.	480,200
13,645	Energen Corp.	507,867
24,590	Great Plains Energy, Inc.	370,571
17,243	Hawaiian Electric Industries, Inc.	297,442
8,927	IDACORP, Inc.	207,731
34,954	MDU Resources Group, Inc.	645,251
15,132	National Fuel Gas Co.	507,376
20,325	NSTAR	611,173
44,591	NV Energy, Inc.	445,910
18,032	OGE Energy Corp.	465,586
20,027	Oneok, Inc.	586,791
16,456	PNM Resources, Inc.	152,218
20,555	UGI Corp.	495,581
15,419	Vectren Corp.	350,782
20,645	Westar Energy, Inc.	368,513
9,539	WGL Holdings, Inc.	283,499
		8,515,692
	Total Common Stocks (Cost $111,334,866)	136,518,261

Principal Amount
	Repurchase Agreements (a) - 10.7%
$498,190	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $498,204(b)	498,190
228,255	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $228,258(d)	228,255
2,490,948	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $2,490,983(c)	2,490,948
996,379	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $996,410(e)	996,379
1,494,569	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $1,494,618(f)	1,494,569
348,733	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $348,737(g)	348,733
2,989,138	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $2,989,183(h)	2,989,138
1,992,759	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $1,992,833(i)	1,992,759
5,480,086	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $5,480,164(j)	5,480,086
451,609	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $451,615(k)	451,609
	Total Repurchase Agreements (Cost $16,970,666)	16,970,666
	Total Investments (Cost $128,305,532) — 96.6%	153,488,927
	Other assets less liabilities — 3.4%	5,406,488
	Net Assets — 100.0%	$158,895,415

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $48,635,284.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $508,154. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $2,540,767. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $232,820. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $1,016,310. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $1,524,467. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $355,710. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $3,048,923. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $2,032,619. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $5,589,696. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $460,642. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

REIT       Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(26,306,998)
Net unrealized depreciation	$(26,306,998)
Federal income tax cost of investments	$179,795,925

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	385	06/19/09	$22,122,100	$982,784

Cash collateral in the amount of $1,852,568 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400 Index	$22,176,635	$(508,524)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400 Index	39,102,577	(1,115,929)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	44,318,931	(840,121)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400 Index	53,552,796	6,074,289

	$159,150,939	$3,609,715

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra SmallCap600

Shares		Value
	Common Stocks (a) - 88.2%
	Consumer Discretionary - 14.0%

8,092	Aaron’s, Inc.	$263,556
2,406	American Public Education, Inc.*	78,604
3,984	Arbitron, Inc.	79,321
1,804	Arctic Cat, Inc.	7,234
2,791	Audiovox Corp., Class A*	16,244
3,246	Big 5 Sporting Goods Corp.	35,219
2,191	Blue Nile, Inc.*	100,567
6,388	Brown Shoe Co., Inc.	51,871
13,300	Brunswick Corp.	61,446
3,549	Buckle, Inc. (The)	126,983
2,697	Buffalo Wild Wings, Inc.*	95,744
5,954	Cabela’s, Inc.*	79,129
3,637	California Pizza Kitchen, Inc.*	50,736
2,137	Capella Education Co.*	111,530
8,507	Carter’s, Inc.*	201,191
4,433	Cato Corp. (The), Class A	85,291
3,425	CEC Entertainment, Inc.*	110,045
3,168	Charlotte Russe Holding, Inc.*	32,155
3,635	Children’s Place Retail Stores, Inc. (The)*	130,533
5,359	Christopher & Banks Corp.	27,760
8,242	CKE Restaurants, Inc.	67,749
4,491	Coinstar, Inc.*	133,023
3,381	Cracker Barrel Old Country Store, Inc.	106,231
12,519	CROCS, Inc.*	36,430
1,975	Deckers Outdoor Corp.*	114,471
2,309	DineEquity, Inc.	64,029
6,793	Dress Barn, Inc.*	107,533
2,922	Drew Industries, Inc.*	41,931
4,380	E.W. Scripps Co. (The), Class A	8,541
4,342	Ethan Allen Interiors, Inc.	53,233
8,276	Finish Line (The), Class A	57,187
6,726	Fossil, Inc.*	150,528
6,028	Fred’s, Inc., Class A	77,339
2,907	Genesco, Inc.*	74,972
3,622	Group 1 Automotive, Inc.	77,547
4,376	Gymboree Corp.*	161,256
2,795	Haverty Furniture Cos., Inc.	29,403
4,553	Helen of Troy Ltd.*	87,918
4,300	Hibbett Sports, Inc.*	77,529
9,329	Hillenbrand, Inc.	160,086
6,614	HOT Topic, Inc.*	47,687
5,936	HSN, Inc.*	67,077
8,763	Iconix Brand Group, Inc.*	141,873
5,936	Interval Leisure Group, Inc.*	56,808
8,586	Jack in the Box, Inc.*	225,812
4,212	Jakks Pacific, Inc.*	53,703
3,898	Jo-Ann Stores, Inc.*	84,236
2,755	JoS. A. Bank Clothiers, Inc.*	104,277
4,048	K-Swiss, Inc., Class A	35,420
1,878	Landry’s Restaurants, Inc.*	18,911
7,765	La-Z-Boy, Inc.	14,521
2,508	Lithia Motors, Inc., Class A	13,819
11,809	Live Nation, Inc.*	67,547
14,348	Liz Claiborne, Inc.	64,566
2,118	M/I Homes, Inc.	24,484
2,831	Maidenform Brands, Inc.*	36,577
3,182	Marcus Corp.	34,779
2,790	MarineMax, Inc.*	8,258
7,811	Men’s Wearhouse, Inc. (The)	133,490
4,659	Meritage Homes Corp.*	97,233
2,117	Midas, Inc.*	21,170
1,729	Monarch Casino & Resort, Inc.*	14,057
2,720	Movado Group, Inc.	20,618
3,495	Multimedia Games, Inc.*	12,512
722	National Presto Industries, Inc.	58,829
3,375	Nautilus, Inc.*	4,691
4,614	NutriSystem, Inc.	63,212
3,219	O’Charleys, Inc.	25,977
11,514	OfficeMax, Inc.	94,990
2,056	Oxford Industries, Inc.	19,059
3,638	P.F. Chang’s China Bistro, Inc.*	116,198
3,235	Papa John’s International, Inc.*	87,669
1,846	Peet’s Coffee & Tea, Inc.*	48,162
6,453	PEP Boys-Manny Moe & Jack	45,494
1,771	Perry Ellis International, Inc.*	14,469
3,526	PetMed Express, Inc.*	51,550
9,046	Pinnacle Entertainment, Inc.*	96,340
4,901	Polaris Industries, Inc.	155,705
7,283	Pool Corp.	126,943
1,099	Pre-Paid Legal Services, Inc.*	46,554
19,146	Quiksilver, Inc.*	58,395
2,603	RC2 Corp.*	31,314
2,340	Red Robin Gourmet Burgers, Inc.*	40,482
7,975	Ruby Tuesday, Inc.*	49,285
2,538	Russ Berrie & Co., Inc.*	8,020
2,921	Ruth’s Hospitality Group, Inc.*	11,275
8,090	Shuffle Master, Inc.*	35,515
5,006	Skechers U.S.A., Inc., Class A*	47,557
1,026	Skyline Corp.	20,387
4,238	Sonic Automotive, Inc., Class A	40,303
9,142	Sonic Corp.*	86,209
4,928	Spartan Motors, Inc.	46,520
5,728	Stage Stores, Inc.	69,481
2,144	Stamps.com, Inc.*	19,039
1,807	Standard Motor Products, Inc.	9,523
13,986	Standard Pacific Corp.*	34,126
4,334	Steak n Shake Co. (The)*	37,576
3,829	Stein Mart, Inc.*	26,535
2,870	Sturm Ruger & Co., Inc.	34,067
3,498	Superior Industries International, Inc.	42,256
7,655	Texas Roadhouse, Inc., Class A*	89,028
6,038	Ticketmaster Entertainment, Inc.*	46,976
4,775	Tractor Supply Co.*	183,265
2,767	True Religion Apparel, Inc.*	63,807
4,676	Tuesday Morning Corp.*	16,413
3,735	Tween Brands, Inc.*	19,683
2,155	Unifirst Corp.	73,593
2,113	Universal Electronics, Inc.*	41,457
3,255	Universal Technical Institute, Inc.*	45,277
2,388	Volcom, Inc.*	32,644
4,381	Winnebago Industries	33,602
7,441	WMS Industries, Inc.*	263,932
7,466	Wolverine World Wide, Inc.	147,901
4,813	Zale Corp.*	18,771
3,031	Zumiez, Inc.*	27,037
		7,738,623
	Consumer Staples - 3.5%

13,426	Alliance One International, Inc.*	63,908
2,749	Andersons, Inc. (The)	69,000
1,524	Boston Beer Co., Inc., Class A*	43,464
1,902	Cal-Maine Foods, Inc.	46,485
7,669	Casey’s General Stores, Inc.	193,489
10,675	Central Garden and Pet Co. , Class A*	105,149
2,938	Chattem, Inc.*	175,487
12,337	Darling International, Inc.*	93,391
2,467	Diamond Foods, Inc.	72,752
4,563	Great Atlantic & Pacific Tea Co.*	18,069
2,685	Green Mountain Coffee Roasters, Inc.*	224,117
6,105	Hain Celestial Group, Inc. (The)*	104,823
2,107	J&J Snack Foods Corp.	79,055

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,757	Lance, Inc.	$101,467
2,358	Mannatech, Inc.	7,239
1,927	Nash Finch Co.	56,480
2,632	Sanderson Farms, Inc.	114,782
3,347	Spartan Stores, Inc.	41,536
4,758	TreeHouse Foods, Inc.*	127,181
6,479	United Natural Foods, Inc.*	147,268
2,485	WD-40 Co.	64,560
		1,949,702
	Energy - 4.9%

8,430	Atwood Oceanics, Inc.*	223,058
3,399	Basic Energy Services, Inc.*	34,398
4,396	Bristow Group, Inc.*	139,045
2,957	CARBO Ceramics, Inc.	111,834
4,530	Dril-Quip, Inc.*	187,180
2,154	Gulf Island Fabrication, Inc.	34,249
6,191	Holly Corp.	149,760
3,503	Hornbeck Offshore Services, Inc.*	97,173
13,540	ION Geophysical Corp.*	38,318
2,239	Lufkin Industries, Inc.	101,606
3,750	Matrix Service Co.*	42,450
3,007	NATCO Group, Inc., Class A*	85,098
7,464	Oil States International, Inc.*	195,034
6,319	Penn Virginia Corp.	120,819
2,240	Petroleum Development Corp.*	40,566
6,546	Petroquest Energy, Inc.*	36,265
7,540	Pioneer Drilling Co.*	47,200
3,019	SEACOR Holdings, Inc.*	230,682
9,402	St. Mary Land & Exploration Co.	203,647
5,265	Stone Energy Corp.*	44,489
2,486	Superior Well Services, Inc.*	24,959
4,666	Swift Energy Co.*	76,662
11,359	Tetra Technologies, Inc.*	98,823
4,428	World Fuel Services Corp.	187,924
		2,551,239
	Financials - 15.8%

5,119	Acadia Realty Trust (REIT)	68,697
1,139	American Physicians Capital, Inc.	43,931
2,845	Amerisafe, Inc.*	45,947
7,195	Bank Mutual Corp.	65,259
1,872	Bank of the Ozarks, Inc.	47,343
14,618	BioMed Realty Trust, Inc. (REIT)	143,695
9,622	Boston Private Financial Holdings, Inc.	47,918
8,803	Brookline Bancorp, Inc.	86,622
4,242	Cascade Bancorp	8,187
4,451	Cash America International, Inc.	102,462
6,713	Cedar Shopping Centers, Inc. (REIT)	34,639
4,337	Central Pacific Financial Corp.	25,935
7,336	Colonial Properties Trust (REIT)	57,074
2,745	Columbia Banking System, Inc.	29,838
4,921	Community Bank System, Inc.	76,275
6,237	Delphi Financial Group, Inc. , Class A	118,752
13,588	DiamondRock Hospitality Co. (REIT)	88,322
3,969	Dime Community Bancshares	35,364
9,621	East West Bancorp, Inc.	77,641
3,784	EastGroup Properties, Inc. (REIT)	129,072
3,785	eHealth, Inc.*	60,560
5,237	Entertainment Properties Trust (REIT)	106,416
12,947	Extra Space Storage, Inc. (REIT)	97,232
3,895	Financial Federal Corp.	96,557
11,452	First Bancorp/Puerto Rico	56,000
3,882	First Cash Financial Services, Inc.*	58,657
11,295	First Commonwealth Financial Corp.	83,583
4,809	First Financial Bancorp	41,021
3,142	First Financial Bankshares, Inc.	153,424
7,339	First Midwest Bancorp, Inc./IL	63,849
5,406	Forestar Group, Inc.*	65,737
8,933	Franklin Street Properties Corp. (REIT)	112,556
7,107	Frontier Financial Corp.	10,589
9,275	Glacier Bancorp, Inc.	153,687
2,776	Greenhill & Co., Inc.	204,036
16,434	Guaranty Financial Group, Inc.*	5,259
3,604	Hancock Holding Co.	125,888
5,611	Hanmi Financial Corp.	8,080
2,004	Home Bancshares, Inc./AR	39,980
4,960	Home Properties, Inc. (REIT)	165,168
2,455	Independent Bank Corp./MA	49,886
3,009	Independent Bank Corp./MI	4,905
2,125	Infinity Property & Casualty Corp.	78,221
8,756	Inland Real Estate Corp. (REIT)	61,117
6,540	Investment Technology Group, Inc.*	136,032
2,866	Irwin Financial Corp.*	3,038
6,290	Kilroy Realty Corp. (REIT)	133,914
8,892	Kite Realty Group Trust (REIT)	28,810
7,920	LaBranche & Co., Inc.*	34,135
7,803	LaSalle Hotel Properties (REIT)	106,745
12,351	Lexington Realty Trust (REIT)	52,368
3,489	LTC Properties, Inc. (REIT)	72,606
11,521	Medical Properties Trust, Inc. (REIT)	72,582
4,260	Mid-America Apartment Communities, Inc. (REIT)	154,595
3,372	Nara Bancorp, Inc.	14,972
6,015	National Financial Partners Corp.	36,391
12,393	National Penn Bancshares, Inc.	75,102
11,923	National Retail Properties, Inc. (REIT)	204,003
2,005	Navigators Group, Inc.*	87,699
4,922	NBT Bancorp, Inc.	107,989
10,011	Old National Bancorp/IN	120,032
6,272	optionsXpress Holdings, Inc.	107,188
2,316	Parkway Properties, Inc./MD (REIT)	30,201
5,944	Pennsylvania Real Estate Investment Trust (REIT)	33,168
3,622	Pinnacle Financial Partners, Inc.*	52,519
2,367	Piper Jaffray Cos.*	85,378
2,311	Portfolio Recovery Associates, Inc.*	83,127
6,663	Post Properties, Inc. (REIT)	101,477
3,255	Presidential Life Corp.	28,058
5,585	PrivateBancorp, Inc.	111,868
5,035	ProAssurance Corp.*	227,632
6,186	Prosperity Bancshares, Inc.	173,579
2,249	PS Business Parks, Inc. (REIT)	100,913
4,102	Rewards Network, Inc.*	16,818
2,691	RLI Corp.	126,100
3,546	S&T Bancorp, Inc.	52,977
2,460	Safety Insurance Group, Inc.	76,777
7,955	Selective Insurance Group	105,086
18,168	Senior Housing Properties Trust (REIT)	304,314
5,315	Signature Bank/NY*	143,771
12,792	South Financial Group, Inc. (The)	24,305
3,318	Sovran Self Storage, Inc. (REIT)	80,163
2,718	Sterling Bancorp/NY	24,951
11,050	Sterling Bancshares, Inc./TX	70,057
7,905	Sterling Financial Corp./WA	32,806
2,743	Stewart Information Services Corp.	42,242
4,083	Stifel Financial Corp.*	177,774
12,990	Susquehanna Bancshares, Inc.	92,749
4,137	SWS Group, Inc.	52,995
5,538	Tanger Factory Outlet Centers (REIT)	179,210
1,009	Tompkins Financial Corp.	48,785
5,273	Tower Group, Inc.	125,972
4,818	TradeStation Group, Inc.*	39,508

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
11,449	TrustCo Bank Corp. NY	$64,572
17,698	UCBH Holdings, Inc.	27,432
4,445	UMB Financial Corp.	178,378
9,081	Umpqua Holdings Corp.	77,188
5,698	United Bankshares, Inc.	120,171
6,200	United Community Banks, Inc./GA	48,050
3,377	United Fire & Casualty Co.	58,794
3,231	Urstadt Biddle Properties, Inc., Class A (REIT)	42,746
9,657	Whitney Holding Corp./LA	119,747
2,917	Wilshire Bancorp, Inc.	14,060
3,607	Wintrust Financial Corp.	64,926
2,440	World Acceptance Corp.*	48,873
5,629	Zenith National Insurance Corp.	120,742
		8,614,541
	Health Care - 10.6%

3,306	Abaxis, Inc.*	57,822
1,608	Air Methods Corp.*	42,435
960	Almost Family, Inc.*	25,498
4,111	Amedisys, Inc.*	125,057
11,122	American Medical Systems Holdings, Inc.*	168,721
8,010	AMERIGROUP Corp.*	231,169
4,913	AMN Healthcare Services, Inc.*	35,374
4,749	Amsurg Corp.*	88,711
1,927	Analogic Corp.	70,316
4,299	Arqule, Inc.*	21,366
1,746	Bio-Reference Labs, Inc.*	47,509
4,409	Cambrex Corp.*	15,872
5,798	Catalyst Health Solutions, Inc.*	124,019
6,489	Centene Corp.*	117,970
3,399	Chemed Corp.	130,080
1,416	Computer Programs & Systems, Inc.	48,427
4,376	Conmed Corp.*	68,922
6,808	Cooper Cos., Inc. (The)	180,480
1,156	Corvel Corp.*	24,785
4,646	Cross Country Healthcare, Inc.*	36,053
4,251	CryoLife, Inc.*	19,937
8,684	Cubist Pharmaceuticals, Inc.*	148,149
3,502	Cyberonics, Inc.*	50,744
2,677	Dionex Corp.*	150,876
8,471	Eclipsys Corp.*	124,947
4,907	Enzo Biochem, Inc.*	20,708
6,575	eResearchTechnology, Inc.*	39,384
1,440	Genoptix, Inc.*	41,875
4,349	Gentiva Health Services, Inc.*	69,280
3,476	Greatbatch, Inc.*	71,814
3,842	Haemonetics Corp.*	204,510
4,669	Hanger Orthopedic Group, Inc.*	68,634
7,367	Healthspring, Inc.*	71,534
5,076	Healthways, Inc.*	60,760
3,852	HMS Holdings Corp.*	135,398
1,959	ICU Medical, Inc.*	70,837
3,013	Integra LifeSciences Holdings Corp.*	78,217
4,845	Invacare Corp.	82,268
5,037	inVentiv Health, Inc.*	63,466
2,010	Kendle International, Inc.*	20,904
1,737	Kensey Nash Corp.*	43,494
1,408	Landauer, Inc.	81,143
2,794	LCA-Vision, Inc.*	17,351
2,224	LHC Group, Inc.*	51,308
5,526	Magellan Health Services, Inc.*	165,006
4,999	Martek Biosciences Corp.*	105,929
2,956	Medcath Corp.*	31,511
6,891	Mednax, Inc.*	279,085
6,095	Meridian Bioscience, Inc.	116,475
4,243	Merit Medical Systems, Inc.*	58,087
2,115	Molina Healthcare, Inc.*	50,633
1,827	MWI Veterinary Supply, Inc.*	53,403
4,218	Natus Medical, Inc.*	43,108
2,221	Neogen Corp.*	48,951
3,751	Noven Pharmaceuticals, Inc.*	41,636
4,952	Odyssey HealthCare, Inc.*	48,629
4,731	Omnicell, Inc.*	43,478
2,702	Osteotech, Inc.*	11,321
2,785	Palomar Medical Technologies, Inc.*	28,323
5,250	Par Pharmaceutical Cos., Inc.*	70,087
8,693	Parexel International Corp.*	89,538
4,597	PharMerica Corp.*	80,631
6,472	Phase Forward, Inc.*	90,608
9,128	PSS World Medical, Inc.*	146,687
2,743	Quality Systems, Inc.	136,958
9,538	Regeneron Pharmaceuticals, Inc.*	146,027
2,775	RehabCare Group, Inc.*	60,550
3,866	Res-Care, Inc.*	54,704
7,254	Salix Pharmaceuticals Ltd.*	65,866
7,186	Savient Pharmaceuticals, Inc.*	45,631
2,209	SurModics, Inc.*	43,672
5,402	Symmetry Medical, Inc.*	41,541
5,012	Theragenics Corp.*	6,014
11,682	Viropharma, Inc.*	81,190
4,934	West Pharmaceutical Services, Inc.	159,467
3,179	Zoll Medical Corp.*	53,375
		5,946,245
	Industrials - 15.4%

3,415	A. O. Smith Corp.	102,416
5,837	AAR Corp.*	85,804
6,718	ABM Industries, Inc.	108,697
8,512	Actuant Corp., Class A	104,527
6,097	Acuity Brands, Inc.	165,716
3,303	Administaff, Inc.	71,014
2,358	Aerovironment, Inc.*	65,835
4,028	Albany International Corp., Class A	53,774
1,370	American Science & Engineering, Inc.	85,666
4,199	Apogee Enterprises, Inc.	51,732
5,474	Applied Industrial Technologies, Inc.	113,695
1,962	Applied Signal Technology, Inc.	41,065
3,814	Arkansas Best Corp.	107,212
2,991	Astec Industries, Inc.*	91,584
2,986	ATC Technology Corp.*	43,536
1,399	Axsys Technologies, Inc.*	68,663
1,902	AZZ, Inc.*	66,095
6,976	Baldor Electric Co.	161,773
6,316	Barnes Group, Inc.	96,382
7,028	Belden, Inc.	128,753
4,191	Bowne & Co., Inc.	22,504
7,739	Brady Corp., Class A	191,772
7,515	Briggs & Stratton Corp.	114,228
3,959	C&D Technologies, Inc.*	7,087
1,276	Cascade Corp.	36,838
1,944	CDI Corp.	21,831
3,895	Ceradyne, Inc.*	88,027
2,548	CIRCOR International, Inc.	62,171
7,674	CLARCOR, Inc.	219,937
1,679	Consolidated Graphics, Inc.*	27,250
2,343	Cubic Corp.	89,385
6,819	Curtiss-Wright Corp.	199,660
9,901	EMCOR Group, Inc.*	222,475
3,062	EnPro Industries, Inc.*	53,922
3,950	ESCO Technologies, Inc.*	160,449
4,483	Esterline Technologies Corp.*	122,565
4,364	Forward Air Corp.	93,040

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,788	G&K Services, Inc., Class A	$59,775
7,818	Gardner Denver, Inc.*	221,562
7,492	GenCorp, Inc.*	15,059
7,718	Geo Group, Inc. (The)*	126,112
4,063	Gibraltar Industries, Inc.	31,366
7,336	Griffon Corp.*	71,086
6,488	Healthcare Services Group, Inc.	113,410
8,084	Heartland Express, Inc.	126,919
2,468	Heidrick & Struggles International, Inc.	45,288
5,705	HUB Group, Inc., Class A*	112,731
3,650	II-VI, Inc.*	87,600
5,801	Insituform Technologies, Inc. , Class A*	84,637
8,478	Interface, Inc., Class A	53,751
4,160	John Bean Technologies Corp.	62,566
3,848	Kaman Corp.	60,991
5,073	Kaydon Corp.	174,511
8,117	Kirby Corp.*	272,894
8,554	Knight Transportation, Inc.	151,748
630	Lawson Products, Inc.	7,056
1,849	Lindsay Corp.	58,909
2,515	Lydall, Inc.*	9,280
4,684	Magnetek, Inc.*	6,089
5,352	Mobile Mini, Inc.*	67,489
6,417	Moog, Inc., Class A*	153,366
5,605	Mueller Industries, Inc.	123,142
2,976	NCI Building Systems, Inc.*	13,392
4,166	Old Dominion Freight Line, Inc.*	122,689
5,385	On Assignment, Inc.*	19,224
8,624	Orbital Sciences Corp.*	126,945
5,685	Quanex Building Products Corp.	62,762
4,751	Regal-Beloit Corp.	187,712
4,951	Robbins & Myers, Inc.	94,762
2,405	School Specialty, Inc.*	45,743
5,646	Simpson Manufacturing Co., Inc.	117,663
8,595	Skywest, Inc.	88,099
7,918	Spherion Corp.*	27,238
1,909	Standard Register Co. (The)	6,357
1,868	Standex International Corp.	19,016
2,028	Stanley, Inc.*	52,911
5,045	SYKES Enterprises, Inc.*	82,233
5,437	Teledyne Technologies, Inc.*	178,714
9,081	Tetra Tech, Inc.*	233,109
5,399	Toro Co.	166,289
2,917	Tredegar Corp.	40,896
2,505	Triumph Group, Inc.	98,722
6,535	TrueBlue, Inc.*	55,744
3,575	United Stationers, Inc.*	128,021
2,538	Universal Forest Products, Inc.	77,307
2,656	Valmont Industries, Inc.	182,228
3,061	Viad Corp.	44,966
2,951	Vicor Corp.	16,053
1,823	Volt Information Sciences, Inc.*	12,141
4,636	Wabash National Corp.	5,795
4,277	Watsco, Inc.	210,557
4,430	Watts Water Technologies, Inc. , Class A	90,859
		8,452,564
	Information Technology - 16.0%

3,886	Actel Corp.*	43,834
18,372	Adaptec, Inc.*	49,972
4,926	Advanced Energy Industries, Inc.*	46,551
3,418	Agilysys, Inc.	22,080
4,505	Anixter International, Inc.*	184,795
18,571	Arris Group, Inc.*	225,081
4,732	ATMI, Inc.*	76,800
4,589	Avid Technology, Inc.*	65,347
2,105	Bankrate, Inc.*	63,382
1,731	Bel Fuse, Inc., Class B	23,368
9,838	Benchmark Electronics, Inc.*	120,024
2,641	Black Box Corp.	86,942
6,613	Blackbaud, Inc.	91,722
5,886	Blue Coat Systems, Inc.*	83,405
7,771	Brightpoint, Inc.*	46,004
9,615	Brooks Automation, Inc.*	37,595
3,534	Cabot Microelectronics Corp.*	98,775
4,515	CACI International, Inc., Class A*	173,241
1,170	Catapult Communications Corp.*	10,975
5,855	Checkpoint Systems, Inc.*	82,204
9,113	Ciber, Inc.*	29,253
5,986	Cognex Corp.	78,357
3,527	Cohu, Inc.	32,625
6,256	CommVault Systems, Inc.*	77,262
2,766	comScore, Inc.*	30,841
4,247	Comtech Telecommunications Corp.*	123,758
6,356	Concur Technologies, Inc.*	187,502
5,301	CSG Systems International, Inc.*	72,995
5,088	CTS Corp.	29,358
10,412	Cybersource Corp.*	135,356
4,479	Cymer, Inc.*	124,337
20,816	Cypress Semiconductor Corp.*	179,018
5,151	Daktronics, Inc.	44,144
6,010	DealerTrack Holdings, Inc.*	86,243
3,783	Digi International, Inc.*	32,761
4,930	Diodes, Inc.*	75,774
4,049	DSP Group, Inc.*	29,355
1,341	Ebix, Inc.*	42,469
4,090	Electro Scientific Industries, Inc.*	36,646
2,291	EMS Technologies, Inc.*	44,789
9,036	Epicor Software Corp.*	46,445
5,383	EPIQ Systems, Inc.*	81,983
6,478	Exar Corp.*	41,848
2,526	FARO Technologies, Inc.*	38,976
5,627	FEI Co.*	122,444
2,304	Forrester Research, Inc.*	53,384
3,640	Gerber Scientific, Inc.*	11,757
14,389	Harmonic, Inc.*	83,168
3,698	Heartland Payment Systems, Inc.	28,290
2,852	Hittite Microwave Corp.*	102,330
3,492	Hutchinson Technology, Inc.*	7,368
13,149	Informatica Corp.*	214,723
5,273	Infospace, Inc.*	36,911
6,878	Insight Enterprises, Inc.*	51,929
2,606	Integral Systems, Inc.*	19,806
7,306	Intermec, Inc.*	83,873
3,310	Intevac, Inc.*	24,891
6,632	j2 Global Communications, Inc.*	147,894
4,124	JDA Software Group, Inc.*	61,448
2,049	Keithley Instruments, Inc.	8,811
4,339	Knot, Inc. (The)*	35,493
10,296	Kopin Corp.*	40,566
9,207	Kulicke & Soffa Industries, Inc.*	42,444
3,273	Littelfuse, Inc.*	57,408
2,617	LoJack Corp.*	8,688
3,555	Manhattan Associates, Inc.*	62,532
2,623	MAXIMUS, Inc.	104,658
3,421	Mercury Computer Systems, Inc.*	25,794
5,707	Methode Electronics, Inc.	33,329
6,901	Micrel, Inc.	50,722
12,124	Micros Systems, Inc.*	316,679
12,238	Microsemi Corp.*	164,723
7,479	MKS Instruments, Inc.*	101,041
2,541	MTS Systems Corp.	56,359

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,191	Netgear, Inc.*	$72,830
4,411	Network Equipment Technologies, Inc.*	16,762
5,435	Newport Corp.*	31,740
4,577	Novatel Wireless, Inc.*	53,459
3,088	Park Electrochemical Corp.	59,568
2,754	PC-Tel, Inc.*	15,312
4,833	Perficient, Inc.*	30,738
3,807	Pericom Semiconductor Corp.*	35,976
4,381	Phoenix Technologies Ltd.*	12,223
5,938	Plexus Corp.*	108,428
6,019	Progress Software Corp.*	134,946
4,165	Radiant Systems, Inc.*	31,446
3,509	Radisys Corp.*	30,388
2,360	Rogers Corp.*	40,262
4,641	Rudolph Technologies, Inc.*	20,560
3,980	Scansource, Inc.*	98,465
24,969	Skyworks Solutions, Inc.*	237,955
4,213	Smith Micro Software, Inc.*	41,119
4,014	Sonic Solutions, Inc.*	7,024
2,750	SPSS, Inc.*	91,768
3,306	Standard Microsystems Corp.*	60,963
1,743	StarTek, Inc.*	9,464
3,055	Stratasys, Inc.*	31,955
1,946	Supertex, Inc.*	47,658
6,638	Symmetricom, Inc.*	34,119
5,137	Synaptics, Inc.*	180,411
2,862	SYNNEX Corp.*	74,069
11,718	Take-Two Interactive Software, Inc.*	101,478
4,614	Taleo Corp., Class A*	71,517
6,183	Technitrol, Inc.	21,702
9,991	Tekelec*	163,153
10,118	THQ, Inc.*	65,059
1,993	Tollgrade Communications, Inc.*	11,201
22,231	TriQuint Semiconductor, Inc.*	98,928
6,462	TTM Technologies, Inc.*	57,512
4,332	Tyler Technologies, Inc.*	72,778
3,545	Ultratech, Inc.*	44,525
12,397	United Online, Inc.	79,341
11,016	Varian Semiconductor Equipment Associates, Inc.*	259,096
4,852	Veeco Instruments, Inc.*	51,092
4,114	Viasat, Inc.*	103,179
6,791	Websense, Inc.*	123,257
5,772	Wright Express Corp.*	143,550
		8,570,631
	Materials - 3.6%

3,929	A. Schulman, Inc.	58,660
2,499	A.M. Castle & Co.	26,240
3,396	AMCOL International Corp.	72,708
3,052	American Vanguard Corp.	31,161
3,751	Arch Chemicals, Inc.	105,403
2,747	Balchem Corp.	66,258
3,030	Brush Engineered Materials, Inc.*	46,511
5,834	Buckeye Technologies, Inc.*	29,578
8,155	Calgon Carbon Corp.*	94,027
8,321	Century Aluminum Co.*	50,009
1,709	Clearwater Paper Corp.*	40,452
1,589	Deltic Timber Corp.	53,359
6,570	Eagle Materials, Inc.	161,622
7,333	H.B. Fuller Co.	124,808
6,389	Headwaters, Inc.*	25,364
4,255	Myers Industries, Inc.	42,976
2,203	Neenah Paper, Inc.	17,822
1,853	NewMarket Corp.	134,472
1,358	Olympic Steel, Inc.	25,069
4,596	OM Group, Inc.*	121,794
1,695	Penford Corp.	10,339
13,932	PolyOne Corp.*	41,935
1,649	Quaker Chemical Corp.	22,740
5,769	Rock-Tenn Co., Class A	221,414
3,483	RTI International Metals, Inc.*	49,842
2,312	Schweitzer-Mauduit International, Inc.	51,951
1,092	Stepan Co.	45,875
4,176	Texas Industries, Inc.	142,109
7,361	Wausau Paper Corp.	53,294
3,179	Zep, Inc.	38,688
		2,006,480
	Telecommunication Services - 0.3%

13,429	Fairpoint Communications, Inc.	13,563
6,668	General Communication, Inc., Class A*	44,075
4,825	Iowa Telecommunications Services, Inc.	57,128
2,679	Neutral Tandem, Inc.*	77,691
		192,457
	Utilities - 4.1%

4,132	Allete, Inc.	109,167
2,609	American States Water Co.	81,792
13,827	Atmos Energy Corp.	331,848
8,240	Avista Corp.	130,522
1,734	Central Vermont Public Service Corp.	28,021
2,380	CH Energy Group, Inc.	98,699
6,776	El Paso Electric Co.*	89,714
3,337	Laclede Group, Inc. (The)	103,714
6,387	New Jersey Resources Corp.	212,495
4,003	Northwest Natural Gas Co.	169,887
11,085	Piedmont Natural Gas Co., Inc.	251,186
4,489	South Jersey Industries, Inc.	149,843
6,707	Southwest Gas Corp.	139,371
3,811	UIL Holdings Corp.	79,002
5,372	Unisource Energy Corp.	136,664
		2,111,925
	Total Common Stocks (Cost $43,695,068)	48,134,407

Principal Amount
	Repurchase Agreements (a) - 3.3%
$52,817	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $52,818(b)	52,817
24,199	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $24,199(d)	24,199
264,084	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $264,088(c)	264,084
105,634	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $105,637(e)	105,634
158,450	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $158,455(f)	158,450
36,972	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $36,972(g)	36,972
316,901	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $316,906(h)	316,901

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$211,267	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $211,275(i)	$211,267
580,985	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $580,993(j)	580,985
47,878	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $47,879(k)	47,878
	Total Repurchase Agreements (Cost $1,799,187)	1,799,187
	Total Investments (Cost $45,494,255) — 91.5%	49,933,594
	Other assets less liabilities — 8.5%	4,631,393
	Net Assets — 100.0%	$54,564,987

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $19,819,216.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $53,873. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $269,366. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $24,683. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $107,747. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $161,620. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $37,712. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $323,239. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $215,493. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $592,606. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $48,836. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

REIT       Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(15,999,116)
Net unrealized depreciation	$(15,999,116)
Federal income tax cost of investments	$65,932,710

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600 Index	$17,458,091	$(995,040)

Equity Index Swap Agreement with UBS AG, based on the S&P SmallCap 600 Index	16,661,655	(779,762)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600 Index	8,950,282	1,976,824

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600 Index	17,014,601	2,056,257

	$60,084,629	$2,258,279

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Russell2000

Shares		Value
	Common Stocks (a) - 90.1%
	Consumer Discretionary - 11.9%

9,479	1-800-Flowers.com, Inc., Class A*	$22,086
17,038	99 Cents Only Stores*	159,646
16,470	Aaron’s, Inc.	536,428
24,277	Aeropostale, Inc.*	840,470
9,157	AFC Enterprises, Inc.*	63,733
7,433	AH Belo Corp., Class A	8,920
6,928	Ambassadors Group, Inc.	85,422
12,293	American Apparel, Inc.*	48,680
16,718	American Axle & Manufacturing Holdings, Inc.	34,105
14,311	American Greetings Corp., Class A	98,030
3,998	American Public Education, Inc.*	130,615
3,643	America’s Car-Mart, Inc.*	59,563
8,035	Amerigon, Inc.*	35,675
9,221	Ameristar Casinos, Inc.	185,065
9,900	Arbitron, Inc.	197,109
437	Aristotle Corp. (The)*	1,805
26,745	ArvinMeritor, Inc.	68,200
11,588	Asbury Automotive Group, Inc.	110,086
6,330	Audiovox Corp., Class A*	36,841
19,856	Bally Technologies, Inc.*	555,968
14,241	Beazer Homes USA, Inc.*	36,315
13,933	Bebe Stores, Inc.	112,300
32,348	Belo Corp., Class A	58,226
2,102	Bidz.com, Inc.*	6,453
7,924	Big 5 Sporting Goods Corp.	85,975
6,316	BJ’s Restaurants, Inc.*	90,571
64,227	Blockbuster, Inc., Class A*	44,959
4,843	Blue Nile, Inc.*	222,294
4,658	Bluegreen Corp.*	12,483
2,216	Blyth, Inc.	73,593
11,250	Bob Evans Farms, Inc.	290,250
21,959	Borders Group, Inc.*	58,631
3,397	Brookfield Homes Corp.	14,098
15,360	Brown Shoe Co., Inc.	124,723
31,790	Brunswick Corp.	146,870
8,420	Buckle, Inc. (The)	301,268
6,461	Buffalo Wild Wings, Inc.*	229,365
6,027	Build-A-Bear Workshop, Inc.*	27,001
14,257	Cabela’s, Inc.*	189,476
4,091	Cache, Inc.*	16,609
7,218	California Pizza Kitchen, Inc.*	100,691
24,056	Callaway Golf Co.	171,279
5,167	Capella Education Co.*	269,666
20,541	Carter’s, Inc.*	485,795
13,525	Casual Male Retail Group, Inc.*	23,669
10,039	Cato Corp. (The), Class A	193,150
2,348	Cavco Industries, Inc.*	54,004
7,306	CEC Entertainment, Inc.*	234,742
28,194	Champion Enterprises, Inc.*	12,405
7,568	Charlotte Russe Holding, Inc.*	76,815
41,112	Charming Shoppes, Inc.*	154,581
21,675	Cheesecake Factory, Inc. (The)*	370,859
2,734	Cherokee, Inc.	56,758
64,044	Chico’s FAS, Inc.*	625,069
8,476	Children’s Place Retail Stores, Inc. (The)*	304,373
12,799	Christopher & Banks Corp.	66,299
3,474	Churchill Downs, Inc.	135,243
10,834	Cinemark Holdings, Inc.	115,057
5,179	Citi Trends, Inc.*	133,515
19,008	CKE Restaurants, Inc.	156,246
19,098	CKX, Inc.*	133,113
10,897	Coinstar, Inc.*	322,769
20,657	Coldwater Creek, Inc.*	78,497
23,203	Collective Brands, Inc.*	342,476
4,491	Columbia Sportswear Co.	142,410
3,553	Conn’s, Inc.*	35,423
21,378	Cooper Tire & Rubber Co.	226,607
3,415	Core-Mark Holding Co., Inc.*	89,166
30,906	Corinthian Colleges, Inc.*	475,334
8,039	Cracker Barrel Old Country Store, Inc.	252,585
30,207	CROCS, Inc.*	87,902
3,955	Crown Media Holdings, Inc. , Class A*	9,373
2,679	CSS Industries, Inc.	48,758
8,993	Cumulus Media, Inc., Class A*	10,342
35,927	Dana Holding Corp.*	47,064
4,733	Deckers Outdoor Corp.*	274,325
34,476	Denny’s Corp.*	86,880
20,707	Dillard’s, Inc., Class A	195,681
6,315	DineEquity, Inc.	175,115
9,241	Dolan Media Co.*	127,803
14,236	Domino’s Pizza, Inc.*	128,978
3,982	Dorman Products, Inc.*	56,544
5,066	Dover Downs Gaming & Entertainment, Inc.	30,041
5,502	Dover Motorsports, Inc.	8,638
16,330	Dress Barn, Inc.*	258,504
7,151	Drew Industries, Inc.*	102,617
30,327	Drugstore.com, Inc.*	51,556
4,863	DSW, Inc., Class A*	55,292
1,595	Einstein Noah Restaurant Group, Inc.*	12,585
9,319	Entercom Communications Corp. , Class A	14,817
20,458	Entravision Communications Corp. , Class A*	9,206
8,934	Ethan Allen Interiors, Inc.	109,531
27,310	Exide Technologies*	167,137
4,985	FGX International Holdings Ltd.*	67,098
15,471	Finish Line (The), Class A	106,905
2,427	Fisher Communications, Inc.	29,876
16,464	Fossil, Inc.*	368,464
14,491	Fred’s, Inc., Class A	185,920
4,387	Fuel Systems Solutions, Inc.*	92,741
3,539	Fuqi International, Inc.*	43,211
15,081	Furniture Brands International, Inc.	62,888
4,799	G-III Apparel Group Ltd.*	32,105
5,990	Gaiam, Inc., Class A*	33,185
14,826	Gaylord Entertainment Co.*	210,529
6,961	Genesco, Inc.*	179,524
5,863	Global Sources Ltd.*	39,986
4,297	Global Traffic Network, Inc.*	13,407
3,809	Grand Canyon Education, Inc.*	51,650
15,500	Gray Television, Inc.	10,540
9,770	Great Wolf Resorts, Inc.*	26,477
8,416	Group 1 Automotive, Inc.	180,187
10,332	Gymboree Corp.*	380,734
13,321	Harte-Hanks, Inc.	112,296
6,431	Haverty Furniture Cos., Inc.	67,654
10,961	Helen of Troy Ltd.*	211,657
4,529	hhgregg, Inc.*	74,955
10,321	Hibbett Sports, Inc.*	186,088
3,328	Hooker Furniture Corp.	41,267
15,867	HOT Topic, Inc.*	114,401
16,836	Hovnanian Enterprises, Inc. , Class A*	45,120
20,926	Iconix Brand Group, Inc.*	338,792
13,279	Interactive Data Corp.	311,393
6,494	iRobot Corp.*	81,175

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,731	Isle of Capri Casinos, Inc.*	$75,305
15,378	J. Crew Group, Inc.*	397,675
21,328	Jack in the Box, Inc.*	560,926
10,318	Jackson Hewitt Tax Service, Inc.	40,962
9,942	Jakks Pacific, Inc.*	126,760
9,203	Jo-Ann Stores, Inc.*	198,877
6,600	JoS. A. Bank Clothiers, Inc.*	249,810
15,321	Journal Communications, Inc. , Class A	23,135
2,277	K12, Inc.*	39,847
3,268	Kenneth Cole Productions, Inc. , Class A	22,745
10,298	Knology, Inc.*	82,384
20,429	Krispy Kreme Doughnuts, Inc.*	70,889
9,405	K-Swiss, Inc., Class A	82,294
4,231	Landry’s Restaurants, Inc.*	42,606
18,663	La-Z-Boy, Inc.	34,900
11,956	Leapfrog Enterprises, Inc.*	34,075
23,261	Lear Corp.*	28,844
2,934	Learning Tree International, Inc.*	27,961
16,297	Lee Enterprises, Inc.	16,297
12,640	Life Time Fitness, Inc.*	233,587
9,706	LIN TV Corp., Class A*	19,315
1,549	Lincoln Educational Services Corp.*	28,564
27,503	Live Nation, Inc.*	157,317
5,887	Lodgian, Inc.*	11,185
7,827	Luby’s, Inc.*	33,813
7,029	Lululemon Athletica, Inc.*	88,776
3,408	Lumber Liquidators, Inc.*	51,631
6,673	M/I Homes, Inc.	77,140
8,150	Maidenform Brands, Inc.*	105,298
7,348	Marcus Corp.	80,314
3,637	Marine Products Corp.	12,657
5,934	MarineMax, Inc.*	17,565
9,182	Martha Stewart Living Omnimedia , Class A*	29,841
17,758	Marvel Entertainment, Inc.*	589,210
11,320	Matthews International Corp. , Class A	323,186
20,647	McClatchy Co. (The), Class A	17,343
8,298	Media General, Inc., Class A	22,156
14,284	Mediacom Communications Corp. , Class A*	85,561
18,733	Men’s Wearhouse, Inc. (The)	320,147
11,138	Meritage Homes Corp.*	232,450
5,020	Midas, Inc.*	50,200
11,711	Modine Manufacturing Co.	52,348
4,160	Monarch Casino & Resort, Inc.*	33,821
5,910	Monro Muffler, Inc.	157,915
8,952	Morgans Hotel Group Co.*	35,987
5,775	Movado Group, Inc.	43,775
15,269	National CineMedia, Inc.	191,015
1,630	National Presto Industries, Inc.	132,812
8,270	Nautilus, Inc.*	11,495
13,886	NetFlix, Inc.*	547,386
8,426	New York & Co., Inc.*	30,334
11,087	NutriSystem, Inc.	151,892
6,574	O’Charleys, Inc.	53,052
13,284	Orbitz Worldwide, Inc.*	28,693
5,435	Outdoor Channel Holdings, Inc.*	38,045
5,595	Overstock.com, Inc.*	63,671
5,163	Oxford Industries, Inc.	47,861
8,771	P.F. Chang’s China Bistro, Inc.*	280,146
23,850	Pacific Sunwear of California*	102,316
3,591	Palm Harbor Homes, Inc.*	8,152
7,933	Papa John’s International, Inc.*	214,984
4,782	Peet’s Coffee & Tea, Inc.*	124,762
16,110	PEP Boys-Manny Moe & Jack	113,576
3,807	Perry Ellis International, Inc.*	31,103
8,614	PetMed Express, Inc.*	125,937
32,318	Pier 1 Imports, Inc.*	64,636
21,762	Pinnacle Entertainment, Inc.*	231,765
7,741	Playboy Enterprises, Inc., Class B*	25,778
11,962	Polaris Industries, Inc.	380,033
17,356	Pool Corp.	302,515
2,669	Pre-Paid Legal Services, Inc.*	113,059
9,143	Primedia, Inc.	21,577
4,848	Princeton Review, Inc.*	22,689
31,611	Quantum Fuel Systems Technologies Worldwide, Inc.*	23,041
45,740	Quiksilver, Inc.*	139,507
18,694	Raser Technologies, Inc.*	73,467
6,318	RC2 Corp.*	76,006
13,662	RCN Corp.*	75,141
5,612	Red Robin Gourmet Burgers, Inc.*	97,088
15,611	Regis Corp.	273,661
24,218	Rent-A-Center, Inc.*	472,978
10,490	Retail Ventures, Inc.*	27,379
2,867	Rex Stores Corp.*	29,129
4,900	RHI Entertainment, Inc.*	15,288
2,510	Rick’s Cabaret International, Inc.*	16,968
3,657	Riviera Holdings Corp.*	5,047
18,771	Ruby Tuesday, Inc.*	116,005
6,085	Russ Berrie & Co., Inc.*	19,229
7,294	Ruth’s Hospitality Group, Inc.*	28,155
15,380	Ryland Group, Inc.	262,690
34,237	Sally Beauty Holdings, Inc.*	243,425
8,731	Scholastic Corp.	171,128
16,050	Sealy Corp.*	30,495
3,219	Shoe Carnival, Inc.*	34,218
19,203	Shuffle Master, Inc.*	84,301
7,141	Shutterfly, Inc.*	101,973
17,607	Sinclair Broadcast Group, Inc. , Class A	30,988
11,915	Skechers U.S.A., Inc., Class A*	113,192
2,476	Skyline Corp.	49,198
15,325	Smith & Wesson Holding Corp.*	80,916
9,464	Sonic Automotive, Inc., Class A	90,003
21,748	Sonic Corp.*	205,084
24,445	Sotheby’s	259,117
11,763	Spartan Motors, Inc.	111,043
4,942	Speedway Motorsports, Inc.	75,613
13,909	Stage Stores, Inc.	168,716
4,539	Stamps.com, Inc.*	40,306
36,489	Standard Pacific Corp.*	89,033
10,421	Steak n Shake Co. (The)*	90,350
9,164	Stein Mart, Inc.*	63,507
5,268	Steiner Leisure Ltd.*	153,562
2,489	Steinway Musical Instruments, Inc.*	27,304
6,407	Steven Madden Ltd.*	174,399
30,353	Stewart Enterprises, Inc., Class A	125,358
5,310	Stoneridge, Inc.*	17,151
8,366	Superior Industries International, Inc.	101,061
2,409	Syms Corp.*	16,381
4,002	Systemax, Inc.*	49,105
8,870	Talbots, Inc.	29,714
27,105	Tempur-Pedic International, Inc.	298,968
16,915	Tenneco, Inc.*	103,520
17,913	Texas Roadhouse, Inc., Class A*	208,328
17,349	Timberland Co. (The), Class A*	249,479
5,435	Town Sports International Holdings, Inc.*	21,251

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
12,094	Tractor Supply Co.*	$464,168
6,191	True Religion Apparel, Inc.*	142,764
10,987	Tuesday Morning Corp.*	38,564
22,498	Tupperware Brands Corp.	547,151
9,002	Tween Brands, Inc.*	47,441
7,366	Ulta Salon Cosmetics & Fragrance, Inc.*	63,053
11,958	Under Armour, Inc., Class A*	293,449
16,384	Unifi, Inc.*	25,395
5,212	Unifirst Corp.	177,990
5,132	Universal Electronics, Inc.*	100,690
7,357	Universal Technical Institute, Inc.*	102,336
10,769	Vail Resorts, Inc.*	296,040
17,440	Valassis Communications, Inc.*	112,488
489	Value Line, Inc.	14,602
6,593	Volcom, Inc.*	90,126
16,518	Warnaco Group, Inc. (The)*	521,969
143,924	Wendy’s/Arby’s Group, Inc. , Class A	604,481
35,158	Wet Seal, Inc. (The), Class A*	110,748
2,631	Weyco Group, Inc.	63,223
10,548	Winnebago Industries	80,903
15,927	WMS Industries, Inc.*	564,931
18,061	Wolverine World Wide, Inc.	357,788
5,333	Wonder Auto Technology, Inc.*	43,357
7,702	World Wrestling Entertainment, Inc., Class A	96,121
11,615	Zale Corp.*	45,298
7,127	Zumiez, Inc.*	63,573
		36,081,710
	Consumer Staples - 3.6%

8,508	AgFeed Industries, Inc.*	51,558
1,301	Alico, Inc.	33,241
32,268	Alliance One International, Inc.*	153,596
2,578	American Dairy, Inc.*	93,710
22,402	American Oriental Bioengineering, Inc.*	108,650
6,570	Andersons, Inc. (The)	164,907
416	Arden Group, Inc., Class A	53,248
6,726	B&G Foods, Inc., Class A	48,764
3,060	Boston Beer Co., Inc., Class A*	87,271
3,764	Calavo Growers, Inc.	60,525
4,708	Cal-Maine Foods, Inc.	115,064
18,407	Casey’s General Stores, Inc.	464,409
23,365	Central Garden and Pet Co. , Class A*	230,145
6,237	Chattem, Inc.*	372,536
2,860	China Sky One Medical, Inc.*	42,156
15,715	Chiquita Brands International, Inc.*	164,222
1,480	Coca-Cola Bottling Co. Consolidated	72,194
29,576	Darling International, Inc.*	223,890
5,827	Diamond Foods, Inc.	171,838
8,861	Elizabeth Arden, Inc.*	62,470
2,450	Farmer Bros Co.	54,659
28,062	Flowers Foods, Inc.	594,073
15,222	Fresh Del Monte Produce, Inc.*	270,038
12,801	Great Atlantic & Pacific Tea Co.*	50,692
6,245	Green Mountain Coffee Roasters, Inc.*	521,270
1,212	Griffin Land & Nurseries, Inc.	34,978
14,707	Hain Celestial Group, Inc. (The)*	252,519
2,420	HQ Sustainable Maritime Industries, Inc.*	21,828
4,321	Imperial Sugar Co.	44,679
4,564	Ingles Markets, Inc., Class A	68,186
5,102	Inter Parfums, Inc.	42,806
5,138	J&J Snack Foods Corp.	192,778
7,317	Lancaster Colony Corp.	337,094
9,815	Lance, Inc.	209,354
1,752	Lifeway Foods, Inc.*	19,657
5,715	Mannatech, Inc.	17,545
4,623	Nash Finch Co.	135,500
3,903	National Beverage Corp.*	41,957
17,974	Nu Skin Enterprises, Inc., Class A	260,803
6,665	Omega Protein Corp.*	31,126
8,062	Pantry, Inc. (The)*	160,595
12,251	Prestige Brands Holdings, Inc.*	76,324
5,237	Pricesmart, Inc.	87,615
20,403	Ralcorp Holdings, Inc.*	1,168,480
6,484	Reddy Ice Holdings, Inc.	12,903
15,277	Ruddick Corp.	384,369
7,360	Sanderson Farms, Inc.	320,970
3,386	Schiff Nutrition International, Inc.*	16,422
22,734	Smart Balance, Inc.*	168,232
7,941	Spartan Stores, Inc.	98,548
26,638	Star Scientific, Inc.*	133,190
2,824	Susser Holdings Corp.*	38,350
3,763	Synutra International, Inc.*	38,458
8,893	Tootsie Roll Industries, Inc.	200,092
11,326	TreeHouse Foods, Inc.*	302,744
15,562	United Natural Foods, Inc.*	353,724
9,224	Universal Corp.	341,565
2,388	USANA Health Sciences, Inc.*	63,330
11,963	Vector Group Ltd.	175,258
2,318	Village Super Market, Inc., Class A	67,106
5,963	WD-40 Co.	154,919
4,003	Weis Markets, Inc.	139,825
19,626	Winn-Dixie Stores, Inc.*	299,493
7,035	Zhongpin, Inc.*	74,430
		10,852,878
	Energy - 4.7%

15,238	Abraxas Petroleum Corp.*	17,981
10,169	Allis-Chalmers Energy, Inc.*	27,660
3,925	Alon USA Energy, Inc.	52,124
13,315	American Oil & Gas, Inc.*	12,649
1,389	APCO Argentina, Inc.	22,071
3,261	Approach Resources, Inc.*	29,153
13,760	Arena Resources, Inc.*	492,883
12,523	Atlas America, Inc.	230,674
10,085	ATP Oil & Gas Corp.*	90,866
14,975	Basic Energy Services, Inc.*	151,547
15,493	Berry Petroleum Co., Class A	302,423
13,294	Bill Barrett Corp.*	452,395
14,507	BMB Munai, Inc.*	22,921
3,128	Bolt Technology Corp.*	35,503
25,906	BPZ Resources, Inc.*	185,228
28,554	Brigham Exploration Co.*	96,513
8,784	Bristow Group, Inc.*	277,838
9,535	Bronco Drilling Co., Inc.*	56,638
16,043	Cal Dive International, Inc.*	161,874
7,605	Callon Petroleum Co.*	20,077
17,166	Cano Petroleum, Inc.*	12,016
7,051	CARBO Ceramics, Inc.	266,669
9,919	Carrizo Oil & Gas, Inc.*	211,771
20,414	Cheniere Energy, Inc.*	84,718
1,959	Clayton Williams Energy, Inc.*	48,035
8,964	Clean Energy Fuels Corp.*	86,323
17,425	Complete Production Services, Inc.*	123,369
16,534	Comstock Resources, Inc.*	658,549
20,074	Concho Resources, Inc.*	643,372
4,768	Contango Oil & Gas Co.*	237,780

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14,598	Crosstex Energy, Inc.	$51,093
8,348	CVR Energy, Inc.*	79,807
2,805	Dawson Geophysical Co.*	75,342
4,811	Delek U.S. Holdings, Inc.	49,313
60,559	Delta Petroleum Corp.*	121,118
17,662	DHT Maritime, Inc.	101,910
2,962	Double Eagle Petroleum Co.*	14,069
11,226	Dril-Quip, Inc.*	463,858
41,268	Endeavour International Corp.*	70,981
43,511	Energy XXI Bermuda Ltd.	27,412
9,824	ENGlobal Corp.*	53,737
47,334	Evergreen Energy, Inc.*	48,659
54,193	EXCO Resources, Inc.*	834,030
15,409	FX Energy, Inc.*	55,010
34,018	Gasco Energy, Inc.*	14,628
17,591	General Maritime Corp.	168,522
13,786	GeoGlobal Resources, Inc.*	13,648
1,735	Geokinetics, Inc.*	22,937
6,699	GeoMet, Inc.*	8,374
2,204	Georesources, Inc.*	18,646
7,893	GMX Resources, Inc.*	139,469
12,822	Golar LNG Ltd.	99,114
8,187	Goodrich Petroleum Corp.*	218,757
80,287	Gran Tierra Energy, Inc.*	244,072
1,642	GreenHunter Energy, Inc.*	1,970
4,417	Gulf Island Fabrication, Inc.	70,230
8,187	Gulfmark Offshore, Inc.*	249,703
9,518	Gulfport Energy Corp.*	59,202
11,953	Harvest Natural Resources, Inc.*	62,992
8,412	Hornbeck Offshore Services, Inc.*	233,349
5,412	Houston American Energy Corp.	11,419
46,162	International Coal Group, Inc.*	147,718
32,446	ION Geophysical Corp.*	91,822
9,946	James River Coal Co.*	222,989
6,207	Knightsbridge Tankers Ltd.	92,919
5,366	Lufkin Industries, Inc.	243,509
9,436	Matrix Service Co.*	106,816
21,777	McMoRan Exploration Co.*	147,648
28,155	Meridian Resource Corp.*	13,796
3,556	Mitcham Industries, Inc.*	18,100
7,257	NATCO Group, Inc., Class A*	205,373
10,011	National Coal Corp.*	18,220
4,388	Natural Gas Services Group, Inc.*	65,206
32,610	Newpark Resources, Inc.*	93,917
15,319	Nordic American Tanker Shipping	513,799
7,741	Northern Oil and Gas, Inc.*	61,231
67,435	Oilsands Quest, Inc.*	68,784
1,479	OYO Geospace Corp.*	22,924
16,049	Pacific Ethanol, Inc.*	6,099
2,656	Panhandle Oil and Gas, Inc. , Class A	54,714
15,019	Parallel Petroleum Corp.*	31,240
40,997	Parker Drilling Co.*	191,866
16,473	Penn Virginia Corp.	314,964
5,390	Petroleum Development Corp.*	97,613
15,743	Petroquest Energy, Inc.*	87,216
4,951	PHI, Inc. (Non-Voting)*	78,176
18,072	Pioneer Drilling Co.*	113,131
335	PrimeEnergy Corp.*	12,727
10,000	Quest Resource Corp.*	5,500
16,892	RAM Energy Resources, Inc.*	16,554
60,173	Rentech, Inc.*	31,892
6,084	Rex Energy Corp.*	41,432
18,668	Rosetta Resources, Inc.*	162,972
10,525	RPC, Inc.	108,934
15,314	Ship Finance International Ltd.	189,587
11,496	Stone Energy Corp.*	97,141
20,975	Sulphco, Inc.*	21,814
5,992	Superior Well Services, Inc.*	60,160
11,084	Swift Energy Co.*	182,110
4,528	T-3 Energy Services, Inc.*	65,747
4,900	Teekay Tankers Ltd., Class A	60,417
6,136	Toreador Resources Corp.*	23,746
4,924	Trico Marine Services, Inc.*	14,526
8,137	Tri-Valley Corp.*	8,707
4,637	Union Drilling, Inc.*	45,396
17,861	Uranium Resources, Inc.*	22,148
40,350	USEC, Inc.*	215,872
21,455	Vaalco Energy, Inc.*	97,835
7,348	Venoco, Inc.*	52,759
21,153	Warren Resources, Inc.*	46,960
10,837	Western Refining, Inc.*	154,427
3,448	Westmoreland Coal Co.*	30,342
14,097	Willbros Group, Inc.*	215,261
10,430	World Fuel Services Corp.	442,649
		14,332,396
	Financials - 17.8%

5,416	1st Source Corp.	96,946
8,089	Abington Bancorp, Inc.	65,602
14,395	Acadia Realty Trust (REIT)	193,181
15,188	Advance America Cash Advance Centers, Inc.	68,346
13,898	Advanta Corp., Class B	9,729
2,830	Agree Realty Corp. (REIT)	49,044
729	Alexander’s, Inc. (REIT)	196,837
104,114	Ambac Financial Group, Inc.	130,143
7,258	Amcore Financial, Inc.	7,766
18,940	American Campus Communities, Inc. (REIT)	435,431
3,627	American Capital Agency Corp. (REIT)	68,913
19,820	American Equity Investment Life Holding Co.	115,154
2,757	American Physicians Capital, Inc.	106,337
3,849	American Safety Insurance Holdings Ltd.*	47,997
4,924	Ameris Bancorp	30,873
6,832	Amerisafe, Inc.*	110,337
2,338	Ames National Corp.	47,859
7,142	Ampal-American Israel Corp. , Class A*	17,641
5,748	Amtrust Financial Services, Inc.	55,008
6,909	Anchor Bancorp Wisconsin, Inc.	8,913
22,711	Anthracite Capital, Inc. (REIT)	24,528
35,972	Anworth Mortgage Asset Corp. (REIT)	239,574
51,623	Apollo Investment Corp.	284,443
5,150	Arbor Realty Trust, Inc. (REIT)	8,034
35,264	Ares Capital Corp.	269,770
11,144	Argo Group International Holdings Ltd.*	312,478
3,315	Arrow Financial Corp.	83,206
26,344	Ashford Hospitality Trust, Inc. (REIT)	106,693
30,996	Aspen Insurance Holdings Ltd.	715,698
5,415	Asset Acceptance Capital Corp.*	46,569
5,261	Associated Estates Realty Corp. (REIT)	31,408
20,245	Assured Guaranty Ltd.	265,412
2,213	Avatar Holdings, Inc.*	39,104
3,115	Baldwin & Lyons, Inc., Class B	61,272
2,678	Bancfirst Corp.	103,317

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,901	Banco Latinoamericano de Exportaciones S.A., Class E	$125,446
6,365	BancTrust Financial Group, Inc.	26,542
17,509	Bank Mutual Corp.	158,807
4,488	Bank of the Ozarks, Inc.	113,502
7,143	BankFinancial Corp.	64,001
5,429	Banner Corp.	33,388
11,884	Beneficial Mutual Bancorp, Inc.*	113,611
4,975	Berkshire Hills Bancorp, Inc.	106,465
11,443	BGC Partners, Inc., Class A	38,563
35,583	BioMed Realty Trust, Inc. (REIT)	349,781
4,718	BlackRock Kelso Capital Corp.	30,714
21,068	Boston Private Financial Holdings, Inc.	104,919
9,211	Broadpoint Securities Group, Inc.*	40,344
21,129	Brookline Bancorp, Inc.	207,909
1,229	Brooklyn Federal Bancorp, Inc.	14,527
2,496	Bryn Mawr Bank Corp.	45,302
7,300	Calamos Asset Management, Inc. , Class A	90,666
2,793	Camden National Corp.	91,247
4,275	Capital City Bank Group, Inc.	60,534
1,105	Capital Southwest Corp.	79,118
6,035	Capital Trust, Inc./NY, Class A (REIT)	9,716
5,223	Capitol Bancorp Ltd.	20,840
16,241	CapLease, Inc. (REIT)	50,347
22,917	Capstead Mortgage Corp. (REIT)	273,400
10,273	Cardinal Financial Corp.	83,314
4,586	Cardtronics, Inc.*	14,859
4,818	Care Investment Trust, Inc. (REIT)	28,667
8,082	Cascade Bancorp	15,598
10,573	Cash America International, Inc.	243,390
17,937	Cathay General Bancorp	185,827
13,895	Cedar Shopping Centers, Inc. (REIT)	71,698
3,351	Centerstate Banks of Florida, Inc.	30,293
10,421	Central Pacific Financial Corp.	62,318
8,647	Chemical Financial Corp.	163,082
138,497	Chimera Investment Corp. (REIT)	483,355
3,255	Citizens & Northern Corp.	67,964
45,741	Citizens Republic Bancorp, Inc.*	52,145
14,341	Citizens, Inc./TX*	94,507
4,967	City Bank/WA	14,901
5,852	City Holding Co.	185,742
3,806	Clifton Savings Bancorp, Inc.	38,060
6,072	CNA Surety Corp.*	92,112
6,841	CoBiz Financial, Inc.	44,467
4,845	Cogdell Spencer, Inc. (REIT)	18,169
6,087	Cohen & Steers, Inc.	93,922
73,260	Colonial BancGroup, Inc. (The)	95,238
17,213	Colonial Properties Trust (REIT)	133,917
6,566	Columbia Banking System, Inc.	71,372
11,843	Community Bank System, Inc.	183,567
5,441	Community Trust Bancorp, Inc.	149,791
8,650	Compass Diversified Holdings	76,120
5,845	CompuCredit Corp.*	17,477
1,967	Consolidated-Tomoka Land Co.	62,020
16,993	Corporate Office Properties Trust (REIT)	504,352
13,684	Corus Bankshares, Inc.*	3,968
15,801	Cousins Properties, Inc. (REIT)	142,209
8,774	Crawford & Co., Class B*	39,132
2,158	Credit Acceptance Corp.*	46,009
24,009	CVB Financial Corp.	152,457
6,477	Danvers Bancorp, Inc.	95,730
62,321	DCT Industrial Trust, Inc. (REIT)	279,198
15,855	Delphi Financial Group, Inc. , Class A	301,879
815	Diamond Hill Investment Group, Inc.*	32,331
39,191	DiamondRock Hospitality Co. (REIT)	254,741
8,543	Dime Community Bancshares	76,118
8,796	Dollar Financial Corp.*	88,576
4,253	Donegal Group, Inc., Class A	64,305
1,953	Doral Financial Corp.*	6,894
4,809	DuPont Fabros Technology, Inc. (REIT)	45,541
23,026	East West Bancorp, Inc.	185,820
9,035	EastGroup Properties, Inc. (REIT)	308,184
10,349	Education Realty Trust, Inc. (REIT)	48,226
9,046	eHealth, Inc.*	144,736
2,123	EMC Insurance Group, Inc.	46,366
16,945	Employers Holdings, Inc.	206,898
2,336	Encore Bancshares, Inc.*	15,698
4,966	Encore Capital Group, Inc.*	63,962
2,028	Enstar Group Ltd.*	111,946
4,013	Enterprise Financial Services Corp.	31,622
12,606	Entertainment Properties Trust (REIT)	256,154
3,991	Epoch Holding Corp.	25,423
7,385	Equity Lifestyle Properties, Inc. (REIT)	289,787
13,158	Equity One, Inc. (REIT)	190,002
5,683	ESSA Bancorp, Inc.	79,278
3,758	Evercore Partners, Inc., Class A	72,605
31,035	Extra Space Storage, Inc. (REIT)	233,073
16,309	Ezcorp, Inc., Class A*	198,154
2,252	Farmers Capital Bank Corp.	49,206
4,653	FBL Financial Group, Inc., Class A	33,734
9,292	FBR Capital Markets Corp.*	46,925
8,239	FCStone Group, Inc.*	33,615
3,441	Federal Agricultural Mortgage Corp., Class C	21,506
22,831	FelCor Lodging Trust, Inc. (REIT)	71,233
3,628	Fifth Street Finance Corp.	34,756
9,244	Financial Federal Corp.	229,159
3,981	Financial Institutions, Inc.	45,981
6,260	First Acceptance Corp.*	12,270
3,144	First Bancorp, Inc./ME	53,196
5,212	First Bancorp/NC	71,873
25,821	First Bancorp/Puerto Rico	126,265
9,219	First Busey Corp.	71,447
7,204	First Cash Financial Services, Inc.*	108,852
30,863	First Commonwealth Financial Corp.	228,386
3,460	First Community Bancshares, Inc./VA	60,342
13,605	First Financial Bancorp	116,051
7,544	First Financial Bankshares, Inc.	368,374
4,105	First Financial Corp./IN	138,133
4,234	First Financial Holdings, Inc.	37,810
7,466	First Financial Northwest, Inc.	65,626
16,080	First Industrial Realty Trust, Inc. (REIT)	64,802
25,086	First Marblehead Corp. (The)*	44,151
7,959	First Merchants Corp.	78,715
5,273	First Mercury Financial Corp.*	77,408
17,627	First Midwest Bancorp, Inc./IL	153,355
54,351	First Niagara Financial Group, Inc.	689,714
6,161	First Place Financial Corp./OH	25,999
9,929	First Potomac Realty Trust (REIT)	104,155
2,917	First South Bancorp, Inc./NC	28,878

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
29,545	FirstMerit Corp.	$514,378
30,355	Flagstar Bancorp, Inc.*	28,837
10,931	Flagstone Reinsurance Holdings Ltd.	104,719
7,772	Flushing Financial Corp.	77,409
31,217	FNB Corp./PA	208,530
12,929	Forestar Group, Inc.*	157,217
2,240	Fox Chase Bancorp, Inc.*	22,221
2,782	FPIC Insurance Group, Inc.*	82,737
21,439	Franklin Street Properties Corp. (REIT)	270,131
53,670	Friedman Billings Ramsey Group, Inc., Class A (REIT)*	20,395
17,063	Frontier Financial Corp.	25,424
2,750	GAMCO Investors, Inc., Class A	144,512
6,293	Getty Realty Corp. (REIT)	114,784
23,989	GFI Group, Inc.	144,174
22,028	Glacier Bancorp, Inc.	365,004
7,654	Gladstone Capital Corp.	54,573
8,015	Gladstone Investment Corp.	33,984
13,717	Glimcher Realty Trust (REIT)	37,859
15,111	Gramercy Capital Corp./NY (REIT)	33,849
4,763	Green Bankshares, Inc.	26,816
6,603	Greenhill & Co., Inc.	485,320
10,456	Greenlight Capital Re Ltd. , Class A*	172,524
12,599	Grubb & Ellis Co.	8,693
19,113	Guaranty Bancorp*	29,816
32,917	Guaranty Financial Group, Inc.*	10,533
2,137	Hallmark Financial Services*	14,874
9,339	Hancock Holding Co.	326,211
13,513	Hanmi Financial Corp.	19,459
4,495	Harleysville Group, Inc.	131,659
15,533	Harleysville National Corp.	98,013
9,387	Harris & Harris Group, Inc.*	41,491
5,635	Hatteras Financial Corp. (REIT)	140,424
21,348	Healthcare Realty Trust, Inc. (REIT)	351,602
4,753	Heartland Financial USA, Inc.	71,865
12,823	Hercules Technology Growth Capital, Inc.	96,173
3,762	Heritage Commerce Corp.	22,835
17,473	Hersha Hospitality Trust (REIT)	47,876
23,057	Highwoods Properties, Inc. (REIT)	521,549
16,350	Hilltop Holdings, Inc.*	194,402
4,810	Home Bancshares, Inc./AR	95,959
2,385	Home Federal Bancorp, Inc./ID	22,562
11,482	Home Properties, Inc. (REIT)	382,351
14,746	Horace Mann Educators Corp.	133,156
5,771	Iberiabank Corp.	251,154
2,355	Independence Holding Co.	17,074
7,546	Independent Bank Corp./MA	153,335
984	IndyMac Bancorp, Inc.*	49
5,197	Infinity Property & Casualty Corp.	191,302
26,553	Inland Real Estate Corp. (REIT)	185,340
7,501	Integra Bank Corp.	11,026
14,738	Interactive Brokers Group, Inc. , Class A*	219,154
1,619	International Assets Holding Corp.*	23,621
18,514	International Bancshares Corp.	207,727
15,994	Investors Bancorp, Inc.*	139,468
20,839	Investors Real Estate Trust (REIT)	185,467
20,306	IPC Holdings Ltd.	504,604
1,660	Kansas City Life Insurance Co.	39,010
3,648	Kayne Anderson Energy Development Co.	44,980
9,983	KBW, Inc.*	259,857
6,435	Kearny Financial Corp.	72,201
14,937	Kite Realty Group Trust (REIT)	48,396
34,105	Knight Capital Group, Inc., Class A*	586,947
6,281	Kohlberg Capital Corp.	26,129
16,586	LaBranche & Co., Inc.*	71,486
38,933	Ladenburg Thalmann Financial Services, Inc.*	29,978
7,324	Lakeland Bancorp, Inc.	77,561
4,440	Lakeland Financial Corp.	82,939
19,393	LaSalle Hotel Properties (REIT)	265,296
30,623	Lexington Realty Trust (REIT)	129,842
2,688	Life Partners Holdings, Inc.	42,712
8,369	LTC Properties, Inc. (REIT)	174,159
13,880	Maguire Properties, Inc. (REIT)*	14,574
17,832	Maiden Holdings Ltd.	91,122
7,309	MainSource Financial Group, Inc.	58,253
11,248	MarketAxess Holdings, Inc.*	118,666
1,698	Maui Land & Pineapple Co., Inc.*	14,773
20,490	Max Capital Group Ltd.	323,947
12,608	MB Financial, Inc.	128,728
27,448	MCG Capital Corp.	59,288
20,136	Meadowbrook Insurance Group, Inc.	148,805
5,391	Medallion Financial Corp.	39,839
28,921	Medical Properties Trust, Inc. (REIT)	182,202
3,815	Meridian Interstate Bancorp, Inc.*	32,237
80,837	MFA Financial, Inc. (REIT)	506,040
10,233	Mid-America Apartment Communities, Inc. (REIT)	371,356
8,058	Midwest Banc Holdings, Inc.	9,750
7,894	Mission West Properties, Inc. (REIT)	55,021
7,177	Monmouth Real Estate Investment Corp., Class A (REIT)	43,277
31,335	Montpelier Re Holdings Ltd.	419,262
8,819	MVC Capital, Inc.	71,434
8,272	Nara Bancorp, Inc.	36,728
1,239	NASB Financial, Inc.	35,758
14,339	National Financial Partners Corp.	86,751
8,076	National Health Investors, Inc. (REIT)	213,449
2,230	National Interstate Corp.	35,658
30,484	National Penn Bancshares, Inc.	184,733
28,424	National Retail Properties, Inc. (REIT)	486,335
821	National Western Life Insurance Co., Class A	98,430
4,780	Navigators Group, Inc.*	209,077
12,423	NBT Bancorp, Inc.	272,561
6,348	Nelnet, Inc., Class A*	53,704
39,416	NewAlliance Bancshares, Inc.	510,043
19,158	Newcastle Investment Corp. (REIT)	13,602
8,682	NewStar Financial, Inc.*	26,133
7,850	NGP Capital Resources Co.	61,858
7,139	Northfield Bancorp, Inc.	76,245
21,624	NorthStar Realty Finance Corp. (REIT)	71,792
6,192	Northwest Bancorp, Inc.	114,242
1,614	NYMAGIC, Inc.	24,210
3,208	OceanFirst Financial Corp.	40,260
13,903	Ocwen Financial Corp.*	173,509
7,984	Odyssey Re Holdings Corp.	321,037
24,030	Old National Bancorp/IN	288,120
4,988	Old Second Bancorp, Inc.	31,973

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
29,728	Omega Healthcare Investors, Inc. (REIT)	$474,756
2,898	One Liberty Properties, Inc. (REIT)	17,823
2,913	Oppenheimer Holdings Inc., Class A	43,287
15,367	optionsXpress Holdings, Inc.	262,622
8,817	Oriental Financial Group, Inc.	87,376
4,435	Oritani Financial Corp.*	60,006
16,734	Pacific Capital Bancorp N.A.	83,837
4,164	Pacific Continental Corp.	50,551
10,135	PacWest Bancorp	143,208
4,009	Park National Corp.	252,567
7,848	Parkway Properties, Inc./MD (REIT)	102,338
7,514	Patriot Capital Funding, Inc.	14,201
3,013	Peapack Gladstone Financial Corp.	50,920
7,648	PennantPark Investment Corp.	52,006
1,880	Pennsylvania Commerce Bancorp, Inc.*	34,141
12,776	Pennsylvania Real Estate Investment Trust (REIT)	71,290
6,102	Penson Worldwide, Inc.*	60,288
3,739	Peoples Bancorp, Inc./OH	66,292
19,651	PHH Corp.*	302,625
41,525	Phoenix Cos, Inc. (The)	83,465
5,872	Pico Holdings, Inc.*	164,005
8,625	Pinnacle Financial Partners, Inc.*	125,063
7,140	Piper Jaffray Cos.*	257,540
19,295	Platinum Underwriters Holdings Ltd.	556,275
11,532	PMA Capital Corp., Class A*	56,046
29,479	PMI Group, Inc. (The)	51,293
5,511	Portfolio Recovery Associates, Inc.*	198,231
16,012	Post Properties, Inc. (REIT)	243,863
14,298	Potlatch Corp. (REIT)	374,322
7,776	Premierwest Bancorp	27,760
7,863	Presidential Life Corp.	67,779
7,657	Primus Guaranty Ltd.*	21,286
10,884	PrivateBancorp, Inc.	218,007
11,636	ProAssurance Corp.*	526,064
15,588	Prospect Capital Corp.	132,810
14,226	Prosperity Bancshares, Inc.	399,182
21,661	Provident Financial Services, Inc.	213,144
14,555	Provident New York Bancorp	120,224
5,449	PS Business Parks, Inc. (REIT)	244,497
2,233	Pzena Investment Management, Inc., Class A	14,581
29,194	Radian Group, Inc.	82,619
22,491	RAIT Financial Trust (REIT)	27,889
5,711	Ramco-Gershenson Properties Trust (REIT)	51,456
36,769	Realty Income Corp. (REIT)	789,430
21,812	Redwood Trust, Inc. (REIT)	347,247
7,604	Renasant Corp.	104,175
3,354	Republic Bancorp, Inc./KY, Class A	81,335
3,563	Resource America, Inc., Class A	18,848
7,718	Resource Capital Corp. (REIT)	25,392
7,797	Riskmetrics Group, Inc.*	125,298
6,774	RLI Corp.	317,430
3,224	Rockville Financial, Inc.	34,819
3,182	Roma Financial Corp.	40,030
8,642	S&T Bancorp, Inc.	129,111
44,115	Safeguard Scientifics, Inc.*	46,321
5,902	Safety Insurance Group, Inc.	184,201
7,063	Sanders Morris Harris Group, Inc.	38,140
5,959	Sandy Spring Bancorp, Inc.	81,340
1,591	Santander BanCorp	11,710
3,445	Saul Centers, Inc. (REIT)	98,906
4,588	SCBT Financial Corp.	103,459
7,694	SeaBright Insurance Holdings, Inc.*	62,244
5,377	Seacoast Banking Corp. of Florida	13,819
19,349	Selective Insurance Group	255,600
43,702	Senior Housing Properties Trust (REIT)	732,008
3,047	Shore Bancshares, Inc.	56,369
2,696	Sierra Bancorp	39,038
12,770	Signature Bank/NY*	345,429
5,059	Simmons First National Corp., Class A	138,262
4,434	Smithtown Bancorp, Inc.	54,538
30,764	South Financial Group, Inc. (The)	58,452
4,624	Southside Bancshares, Inc.	105,982
5,273	Southwest Bancorp, Inc./OK	48,775
7,931	Sovran Self Storage, Inc. (REIT)	191,613
5,139	State Auto Financial Corp.	85,873
5,195	State Bancorp, Inc./NY	39,638
8,197	StellarOne Corp.	100,987
6,530	Sterling Bancorp/NY	59,945
29,899	Sterling Bancshares, Inc./TX	189,560
18,833	Sterling Financial Corp./WA	78,157
6,196	Stewart Information Services Corp.	95,418
9,813	Stifel Financial Corp.*	427,258
27,006	Strategic Hotels & Resorts, Inc. (REIT)	31,057
2,250	Stratus Properties, Inc.*	16,245
3,473	Suffolk Bancorp	90,645
5,297	Sun Bancorp, Inc./NJ*	35,597
5,963	Sun Communities, Inc. (REIT)	84,198
27,288	Sunstone Hotel Investors, Inc. (REIT)	158,543
31,208	Susquehanna Bancshares, Inc.	222,825
10,864	SVB Financial Group*	292,785
8,835	SWS Group, Inc.	113,176
4,867	SY Bancorp, Inc.	120,604
11,448	Tanger Factory Outlet Centers (REIT)	370,457
4,040	Tejon Ranch Co.*	103,788
35	Teton Advisors, Inc.*^‡	—
11,583	Texas Capital Bancshares, Inc.*	177,799
18,891	Thinkorswim Group, Inc.*	190,610
8,656	Thomas Properties Group, Inc.	12,897
7,043	Thomas Weisel Partners Group, Inc.*	35,356
2,101	Tompkins Financial Corp.	101,583
13,037	Tower Group, Inc.	311,454
7,534	TowneBank/VA	122,804
11,664	TradeStation Group, Inc.*	95,645
5,035	Trico Bancshares	71,598
27,468	TrustCo Bank Corp. NY	154,920
17,968	Trustmark Corp.	351,993
4,595	U.S. Global Investors, Inc., Class A	31,476
42,572	UCBH Holdings, Inc.	65,987
11,276	UMB Financial Corp.	452,506
21,807	Umpqua Holdings Corp.	185,360
4,893	Union Bankshares Corp./VA	70,851
12,718	United America Indemnity Ltd., Class A*	60,792
13,741	United Bankshares, Inc.	289,798
14,926	United Community Banks, Inc./GA	115,676
9,555	United Community Financial Corp./OH	13,090
6,106	United Financial Bancorp, Inc.	76,203
8,261	United Fire & Casualty Co.	143,824
3,132	United Security Bancshares/CA	19,105

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,301	Universal Health Realty Income Trust (REIT)	$137,890
4,662	Univest Corp. of Pennsylvania	92,634
7,517	Urstadt Biddle Properties, Inc., Class A (REIT)	99,450
17,973	U-Store-It Trust (REIT)	54,099
23,387	Validus Holdings Ltd.	533,457
4,009	ViewPoint Financial Group	58,652
2,076	Virtus Investment Partners, Inc.*	30,725
21,143	Washington Real Estate Investment Trust (REIT)	462,186
4,927	Washington Trust Bancorp, Inc.	83,217
2,518	Waterstone Financial, Inc.*	7,630
9,636	WesBanco, Inc.	158,319
6,317	West Bancorporation, Inc.	40,429
5,696	West Coast Bancorp/OR	15,721
10,533	Westamerica Bancorporation	546,241
14,722	Western Alliance Bancorp*	101,876
11,500	Westfield Financial, Inc.	105,800
1,948	Westwood Holdings Group, Inc.	79,206
6,988	Wilshire Bancorp, Inc.	33,682
4,041	Winthrop Realty Trust (REIT)	39,036
8,568	Wintrust Financial Corp.	154,224
5,935	World Acceptance Corp.*	118,878
2,229	WSFS Financial Corp.	59,135
5,786	Yadkin Valley Financial Corp.	37,320
13,497	Zenith National Insurance Corp.	289,511
		53,967,188
	Health Care - 13.0%

7,867	Abaxis, Inc.*	137,594
12,343	ABIOMED, Inc.*	73,688
11,981	Acadia Pharmaceuticals, Inc.*	23,483
9,725	Accelrys, Inc.*	45,610
13,097	Accuray, Inc.*	80,678
13,444	Acorda Therapeutics, Inc.*	331,932
2,962	Acura Pharmaceuticals, Inc.*	20,793
16,707	Adolor Corp.*	34,249
4,711	Affymax, Inc.*	80,087
25,196	Affymetrix, Inc.*	121,193
3,894	Air Methods Corp.*	102,763
20,694	Akorn, Inc.*	22,350
8,498	Albany Molecular Research, Inc.*	74,358
29,653	Alexion Pharmaceuticals, Inc.*	1,082,335
8,655	Alexza Pharmaceuticals, Inc.*	18,089
21,363	Align Technology, Inc.*	252,724
34,683	Alkermes, Inc.*	282,320
9,262	Alliance HealthCare Services, Inc.*	63,908
21,343	Allos Therapeutics, Inc.*	155,377
52,960	Allscripts-Misys Healthcare Solutions, Inc.	683,714
2,310	Almost Family, Inc.*	61,354
12,911	Alnylam Pharmaceuticals, Inc.*	262,868
9,050	Alphatec Holdings, Inc.*	19,910
6,168	AMAG Pharmaceuticals, Inc.*	324,437
9,617	Amedisys, Inc.*	292,549
26,408	American Medical Systems Holdings, Inc.*	400,609
19,433	AMERIGROUP Corp.*	560,836
1,774	Amicus Therapeutics, Inc.*	11,779
12,280	AMN Healthcare Services, Inc.*	88,416
11,425	Amsurg Corp.*	213,419
4,862	Analogic Corp.	177,414
8,777	Angiodynamics, Inc.*	107,694
5,231	Ardea Biosciences, Inc.*	81,917
26,804	Arena Pharmaceuticals, Inc.*	98,907
31,346	Ariad Pharmaceuticals, Inc.*	47,019
14,717	Arqule, Inc.*	73,143
17,254	Array Biopharma, Inc.*	53,660
3,733	Assisted Living Concepts, Inc., Class A*	57,264
7,494	athenahealth, Inc.*	226,169
545	Atrion Corp.	60,059
14,935	Auxilium Pharmaceuticals, Inc.*	349,927
3,898	Biodel, Inc.*	17,112
7,938	BioForm Medical, Inc.*	10,716
4,813	BioMimetic Therapeutics, Inc.*	39,804
6,872	Bio-Rad Laboratories, Inc., Class A*	511,552
4,187	Bio-Reference Labs, Inc.*	113,928
8,827	BMP Sunstone Corp.*	40,692
18,322	Bruker Corp.*	119,643
9,641	Cadence Pharmaceuticals, Inc.*	102,195
17,343	Caliper Life Sciences, Inc.*	25,841
10,557	Cambrex Corp.*	38,005
4,529	Cantel Medical Corp.*	61,640
8,099	Capital Senior Living Corp.*	35,879
4,291	Caraco Pharmaceutical Laboratories Ltd.*	17,936
7,058	Cardiac Science Corp.*	29,150
1,633	CardioNet, Inc.*	28,920
11,964	Catalyst Health Solutions, Inc.*	255,910
29,031	Celera Corp.*	219,765
31,167	Cell Genesys, Inc.*	14,025
5,418	Celldex Therapeutics, Inc.*	48,870
15,752	Centene Corp.*	286,371
20,663	Cepheid, Inc.*	208,696
8,120	Chemed Corp.	310,752
4,008	Chindex International, Inc.*	31,904
4,094	Clinical Data, Inc.*	50,111
16,992	Columbia Laboratories, Inc.*	21,410
3,352	Computer Programs & Systems, Inc.	114,638
10,964	Conceptus, Inc.*	173,779
10,399	Conmed Corp.*	163,784
2,743	Corvel Corp.*	58,810
5,413	Cougar Biotechnology, Inc.*	232,705
11,127	Cross Country Healthcare, Inc.*	86,346
10,101	CryoLife, Inc.*	47,374
20,467	Cubist Pharmaceuticals, Inc.*	349,167
8,619	Cyberonics, Inc.*	124,889
3,468	Cynosure, Inc., Class A*	23,374
13,625	Cypress Bioscience, Inc.*	103,550
15,641	Cytokinetics, Inc.*	42,856
9,117	Cytori Therapeutics, Inc.*	34,553
41,886	Dendreon Corp.*	949,556
18,532	Depomed, Inc.*	39,844
14,790	DexCom, Inc.*	82,232
6,649	Dionex Corp.*	374,738
37,224	Discovery Laboratories, Inc.*	40,574
29,692	Durect Corp.*	69,479
21,272	Dyax Corp.*	42,544
19,732	Eclipsys Corp.*	291,047
3,592	Emergency Medical Services Corp., Class A*	111,352
4,913	Emergent Biosolutions, Inc.*	53,748
7,145	Emeritus Corp.*	102,674
3,019	Ensign Group, Inc. (The)	44,983
11,664	Enzo Biochem, Inc.*	49,222
16,237	Enzon Pharmaceuticals, Inc.*	130,221
15,689	eResearchTechnology, Inc.*	93,977
25,513	ev3, Inc.*	233,189
2,759	Exactech, Inc.*	44,144
38,153	Exelixis, Inc.*	211,749

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,661	Facet Biotech Corp.*	$85,831
11,549	Five Star Quality Care, Inc.*	24,368
5,054	Genomic Health, Inc.*	98,048
3,019	Genoptix, Inc.*	87,793
9,231	Gentiva Health Services, Inc.*	147,050
31,261	Geron Corp.*	204,760
8,300	Greatbatch, Inc.*	171,478
6,761	GTx, Inc.*	58,145
9,335	Haemonetics Corp.*	496,902
22,080	Halozyme Therapeutics, Inc.*	154,339
11,176	Hanger Orthopedic Group, Inc.*	164,287
9,137	Hansen Medical, Inc.*	52,081
31,933	HealthSouth Corp.*	378,087
17,934	Healthspring, Inc.*	174,139
12,755	Healthways, Inc.*	152,677
9,071	HMS Holdings Corp.*	318,846
49,160	Human Genome Sciences, Inc.*	121,425
4,261	ICU Medical, Inc.*	154,078
9,079	Idenix Pharmaceuticals, Inc.*	30,869
7,460	Idera Pharmaceuticals, Inc.*	40,508
7,842	I-Flow Corp.*	43,131
25,421	Immucor, Inc.*	382,586
18,410	Immunogen, Inc.*	152,619
23,718	Immunomedics, Inc.*	59,058
27,657	Incyte Corp.*	90,992
15,321	Inspire Pharmaceuticals, Inc.*	62,816
6,656	Insulet Corp.*	48,123
6,462	Integra LifeSciences Holdings Corp.*	167,754
13,511	InterMune, Inc.*	159,700
11,643	Invacare Corp.	197,698
11,994	inVentiv Health, Inc.*	151,124
2,213	IPC The Hospitalist Co., Inc.*	55,104
6,681	IRIS International, Inc.*	79,838
32,753	Isis Pharmaceuticals, Inc.*	451,991
17,859	Javelin Pharmaceuticals, Inc.*	24,645
2,780	Jazz Pharmaceuticals, Inc.*	2,780
4,713	Kendle International, Inc.*	49,015
2,621	Kensey Nash Corp.*	65,630
10,167	Kindred Healthcare, Inc.*	133,493
11,954	KV Pharmaceutical Co., Class A*	20,083
3,368	Landauer, Inc.	194,098
29,147	Lexicon Pharmaceuticals, Inc.*	40,514
5,313	LHC Group, Inc.*	122,571
3,343	Life Sciences Research, Inc.*	22,398
37,044	Ligand Pharmaceuticals, Inc., Class B*	110,391
14,962	Luminex Corp.*	237,148
13,291	Magellan Health Services, Inc.*	396,869
18,702	MannKind Corp.*	123,059
2,836	MAP Pharmaceuticals, Inc.*	34,287
7,493	Marshall Edwards, Inc.*	6,219
11,929	Martek Biosciences Corp.*	252,776
16,720	Masimo Corp.*	400,277
9,130	Maxygen, Inc.*	64,732
46,324	Medarex, Inc.*	335,386
6,629	MedAssets, Inc.*	104,804
5,775	Medcath Corp.*	61,562
5,123	Medical Action Industries, Inc.*	52,306
18,877	Medicines Co. (The)*	144,598
20,485	Medicis Pharmaceutical Corp., Class A	322,024
9,252	Medivation, Inc.*	209,558
14,576	Meridian Bioscience, Inc.	278,547
10,018	Merit Medical Systems, Inc.*	137,146
6,888	Metabolix, Inc.*	48,492
5,644	Micrus Endovascular Corp.*	50,852
13,011	MiddleBrook Pharmaceuticals, Inc.*	20,297
6,417	Molecular Insight Pharmaceuticals, Inc.*	25,411
4,984	Molina Healthcare, Inc.*	119,317
9,617	Momenta Pharmaceuticals, Inc.*	84,341
3,722	MWI Veterinary Supply, Inc.*	108,794
34,665	Myriad Genetics, Inc.*	1,253,486
18,809	Nabi Biopharmaceuticals*	53,229
4,680	Nanosphere, Inc.*	20,826
3,289	National Healthcare Corp.	126,331
621	National Research Corp.	16,655
10,006	Natus Medical, Inc.*	102,261
33,540	Nektar Therapeutics*	226,395
5,229	Neogen Corp.*	115,247
13,946	Neurocrine Biosciences, Inc.*	42,814
7,866	Nighthawk Radiology Holdings, Inc.*	31,149
22,367	Novavax, Inc.*	41,155
9,011	Noven Pharmaceuticals, Inc.*	100,022
17,134	NPS Pharmaceuticals, Inc.*	56,885
12,910	NuVasive, Inc.*	466,309
9,407	NxStage Medical, Inc.*	32,642
6,437	Obagi Medical Products, Inc.*	44,415
11,886	Odyssey HealthCare, Inc.*	116,721
11,276	Omnicell, Inc.*	103,626
20,174	Onyx Pharmaceuticals, Inc.*	477,317
17,419	Opko Health, Inc.*	20,903
10,385	Optimer Pharmaceuticals, Inc.*	128,878
17,004	OraSure Technologies, Inc.*	61,895
7,273	Orexigen Therapeutics, Inc.*	25,892
6,203	Orthofix International N.V.*	157,060
24,032	Orthovita, Inc.*	89,159
20,761	OSI Pharmaceuticals, Inc.*	701,722
5,419	Osiris Therapeutics, Inc.*	68,334
14,925	Owens & Minor, Inc.	523,271
12,474	Pain Therapeutics, Inc.*	55,634
6,624	Palomar Medical Technologies, Inc.*	67,366
12,534	Par Pharmaceutical Cos., Inc.*	167,329
20,549	Parexel International Corp.*	211,655
43,306	PDL BioPharma, Inc.	300,977
7,387	Pharmasset, Inc.*	77,564
11,041	PharMerica Corp.*	193,659
15,529	Phase Forward, Inc.*	217,406
9,453	Pozen, Inc.*	72,315
9,666	Progenics Pharmaceuticals, Inc.*	49,973
3,911	Protalix BioTherapeutics, Inc.*	14,862
4,666	Providence Service Corp. (The)*	50,859
22,480	PSS World Medical, Inc.*	361,254
20,116	Psychiatric Solutions, Inc.*	371,140
6,354	Quality Systems, Inc.	317,255
18,343	Questcor Pharmaceuticals, Inc.*	78,141
9,514	Quidel Corp.*	121,113
7,742	RadNet, Inc.*	17,342
22,512	Regeneron Pharmaceuticals, Inc.*	344,659
6,550	RehabCare Group, Inc.*	142,921
11,273	Repligen Corp.*	45,881
9,003	Res-Care, Inc.*	127,392
10,598	Rexahn Pharmaceuticals, Inc.*	12,082
13,242	Rigel Pharmaceuticals, Inc.*	110,438
19,504	RTI Biologics, Inc.*	76,066
17,331	Salix Pharmaceuticals Ltd.*	157,365
13,289	Sangamo Biosciences, Inc.*	52,890
22,101	Savient Pharmaceuticals, Inc.*	140,341
23,714	Seattle Genetics, Inc.*	217,932
22,024	Sequenom, Inc.*	72,459

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,126	Sirona Dental Systems, Inc.*	$120,498
6,350	Skilled Healthcare Group, Inc. , Class A*	59,754
4,361	Somanetics Corp.*	73,308
6,099	SonoSite, Inc.*	112,892
11,486	Spectranetics Corp.*	50,998
11,137	Stereotaxis, Inc.*	38,645
21,250	STERIS Corp.	502,138
3,317	Sucampo Pharmaceuticals, Inc. , Class A*	18,608
15,616	Sun Healthcare Group, Inc.*	144,760
16,291	Sunrise Senior Living, Inc.*	39,261
5,593	SurModics, Inc.*	110,574
12,874	Symmetry Medical, Inc.*	99,001
4,204	Synovis Life Technologies, Inc.*	81,642
6,074	Synta Pharmaceuticals Corp.*	25,268
6,580	Targacept, Inc.*	18,687
18,782	Theravance, Inc.*	277,974
19,773	Thoratec Corp.*	495,907
14,860	TomoTherapy, Inc.*	34,029
4,428	TranS1, Inc.*	37,284
4,798	Triple-S Management Corp. , Class B*	68,419
4,306	U.S. Physical Therapy, Inc.*	58,174
9,596	United Therapeutics Corp.*	769,119
15,608	Universal American Corp.*	140,316
23,103	Valeant Pharmaceuticals International*	531,138
10,719	Varian, Inc.*	373,236
28,562	Viropharma, Inc.*	198,506
2,404	Virtual Radiologic Corp.*	18,415
6,106	Vision-Sciences, Inc.*	6,717
5,326	Vital Images, Inc.*	62,101
25,060	Vivus, Inc.*	129,560
4,721	Vnus Medical Technologies, Inc.*	136,720
17,130	Volcano Corp.*	211,727
11,735	West Pharmaceutical Services, Inc.	379,275
13,490	Wright Medical Group, Inc.*	210,444
9,853	XenoPort, Inc.*	170,555
48,016	XOMA Ltd.*	38,893
7,585	Zoll Medical Corp.*	127,352
13,540	Zymogenetics, Inc.*	56,597
		39,520,546
	Industrials - 14.0%

6,471	3D Systems Corp.*	44,650
7,243	A. O. Smith Corp.	217,218
4,868	AAON, Inc.	101,254
14,061	AAR Corp.*	206,697
15,869	ABM Industries, Inc.	256,760
19,660	ACCO Brands Corp.*	57,997
8,871	Aceto Corp.	54,024
20,277	Actuant Corp., Class A	249,002
14,738	Acuity Brands, Inc.	400,579
7,823	Administaff, Inc.	168,195
17,546	Advanced Battery Technologies, Inc.*	62,815
5,800	Advisory Board Co. (The)*	134,560
3,932	Aerovironment, Inc.*	109,781
16,938	Aircastle Ltd.	113,315
42,455	Airtran Holdings, Inc.*	215,247
8,466	Akeena Solar, Inc.*	10,159
2,247	Alamo Group, Inc.	25,885
13,057	Alaska Air Group, Inc.*	203,297
10,774	Albany International Corp., Class A	143,833
4,956	Allegiant Travel Co.*	199,925
9,585	Altra Holdings, Inc.*	63,261
3,407	Amerco, Inc.*	125,548
3,243	American Commercial Lines, Inc.*	57,360
5,907	American Ecology Corp.	112,528
3,387	American Railcar Industries, Inc.	27,299
13,215	American Reprographics Co.*	115,103
3,296	American Science & Engineering, Inc.	206,099
15,245	American Superconductor Corp.*	425,031
3,840	American Woodmark Corp.	73,766
3,327	Ameron International Corp.	184,482
3,003	Ampco-Pittsburgh Corp.	77,958
626	Amrep Corp.*	9,014
10,497	Apogee Enterprises, Inc.	129,323
15,353	Applied Industrial Technologies, Inc.	318,882
4,570	Applied Signal Technology, Inc.	95,650
4,750	Argon ST, Inc.*	98,420
8,217	Arkansas Best Corp.	230,980
2,707	Ascent Solar Technologies, Inc.*	16,377
6,548	Astec Industries, Inc.*	200,500
7,178	ATC Technology Corp.*	104,655
4,823	Atlas Air Worldwide Holdings, Inc.*	124,819
3,355	Axsys Technologies, Inc.*	164,663
4,403	AZZ, Inc.*	153,004
5,293	Badger Meter, Inc.	215,002
16,738	Baldor Electric Co.	388,154
17,361	Barnes Group, Inc.	264,929
39,772	Beacon Power Corp.*	30,624
16,073	Beacon Roofing Supply, Inc.*	233,059
16,874	Belden, Inc.	309,132
13,845	Blount International, Inc.*	116,160
10,049	Bowne & Co., Inc.	53,962
18,228	Brady Corp., Class A	451,690
17,988	Briggs & Stratton Corp.	273,418
5,770	Builders FirstSource, Inc.*	23,715
2,670	CAI International, Inc.*	13,083
68,440	Capstone Turbine Corp.*	43,802
3,291	Cascade Corp.	95,011
8,171	Casella Waste Systems, Inc. , Class A*	20,428
16,242	CBIZ, Inc.*	117,430
4,501	CDI Corp.	50,546
7,931	Celadon Group, Inc.*	60,196
17,431	Cenveo, Inc.*	85,935
9,559	Ceradyne, Inc.*	216,033
10,279	Chart Industries, Inc.*	218,223
6,766	China Architectural Engineering, Inc.*	9,878
11,890	China BAK Battery, Inc.*	26,515
5,081	China Fire & Security Group, Inc.*	61,988
6,108	CIRCOR International, Inc.	149,035
18,327	CLARCOR, Inc.	525,252
7,172	Clean Harbors, Inc.*	391,017
2,876	Coleman Cable, Inc.*	8,657
7,827	Colfax Corp.*	63,712
6,893	Columbus McKinnon Corp.*	95,744
14,560	Comfort Systems USA, Inc.	135,845
8,280	Commercial Vehicle Group, Inc.*	10,433
5,282	COMSYS IT Partners, Inc.*	26,727
3,616	Consolidated Graphics, Inc.*	58,688
4,032	Cornell Cos., Inc.*	68,463
7,088	CoStar Group, Inc.*	252,687
3,789	Courier Corp.	59,298
3,997	CRA International, Inc.*	105,321
5,655	Cubic Corp.	215,738
16,241	Curtiss-Wright Corp.	475,536

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
18,692	Deluxe Corp.	$264,305
7,841	Dollar Thrifty Automotive Group, Inc.*	67,589
3,833	Ducommun, Inc.	72,865
4,490	Duff & Phelps Corp., Class A*	66,721
2,603	DXP Enterprises, Inc.*	38,524
14,557	Dycom Industries, Inc.*	170,171
3,165	Dynamex, Inc.*	49,121
4,575	Dynamic Materials Corp.	82,075
8,979	DynCorp International, Inc. , Class A*	129,926
16,972	Eagle Bulk Shipping, Inc.	132,042
24,632	EMCOR Group, Inc.*	553,481
6,619	Encore Wire Corp.	140,521
14,710	Ener1, Inc.*	98,557
16,352	Energy Conversion Devices, Inc.*	281,418
5,391	Energy Recovery, Inc.*	43,020
12,052	EnergySolutions, Inc.	97,260
3,510	EnerNOC, Inc.*	83,608
9,976	EnerSys*	161,611
9,336	Ennis, Inc.	100,829
7,334	EnPro Industries, Inc.*	129,152
9,416	ESCO Technologies, Inc.*	382,478
10,674	Esterline Technologies Corp.*	291,827
63,848	Evergreen Solar, Inc.*	118,757
4,962	Exponent, Inc.*	130,352
17,422	Federal Signal Corp.	149,481
3,731	First Advantage Corp., Class A*	50,294
5,836	Flanders Corp.*	31,514
13,643	Flow International Corp.*	29,469
24,772	Force Protection, Inc.*	213,782
10,464	Forward Air Corp.	223,092
8,300	Franklin Electric Co., Inc.	197,374
4,303	FreightCar America, Inc.	71,989
6,856	Fuel Tech, Inc.*	66,915
24,893	FuelCell Energy, Inc.*	84,138
13,220	Furmanite Corp.*	53,144
5,233	Fushi Copperweld, Inc.*	44,428
6,715	G&K Services, Inc., Class A	143,970
8,817	Genco Shipping & Trading Ltd.	230,565
20,690	GenCorp, Inc.*	41,587
11,133	Genesee & Wyoming, Inc., Class A*	321,966
18,507	Geo Group, Inc. (The)*	302,404
6,531	GeoEye, Inc.*	140,155
9,758	Gibraltar Industries, Inc.	75,332
5,208	Gorman-Rupp Co. (The)	109,368
43,386	GrafTech International Ltd.*	441,236
3,601	Graham Corp.	50,414
12,018	Granite Construction, Inc.	439,258
14,451	Great Lakes Dredge & Dock Corp.	75,290
5,940	Greenbrier Cos., Inc.	44,669
19,434	Griffon Corp.*	188,315
11,009	GT Solar International, Inc.*	70,678
5,934	H&E Equipment Services, Inc.*	39,164
2,707	Harbin Electric, Inc.*	34,081
15,692	Hawaiian Holdings, Inc.*	82,540
15,714	Healthcare Services Group, Inc.	274,681
19,125	Heartland Express, Inc.	300,263
8,043	HEICO Corp.	280,540
6,239	Heidrick & Struggles International, Inc.	114,486
4,901	Herley Industries, Inc.*	52,294
20,368	Herman Miller, Inc.	289,837
34,823	Hexcel Corp.*	372,258
8,500	Hill International, Inc.*	34,510
16,131	HNI Corp.	279,873
10,859	Horizon Lines, Inc., Class A	57,770
6,458	Houston Wire & Cable Co.	77,109
13,415	HUB Group, Inc., Class A*	265,080
9,651	Hudson Highland Group, Inc.*	18,916
2,329	Hurco Cos, Inc.*	33,444
7,532	Huron Consulting Group, Inc.*	345,192
2,412	ICF International, Inc.*	64,159
3,176	ICT Group, Inc.*	28,044
8,861	II-VI, Inc.*	212,664
10,731	Innerworkings, Inc.*	50,006
14,096	Insituform Technologies, Inc. , Class A*	205,661
6,342	Insteel Industries, Inc.	54,668
2,809	Integrated Electrical Services, Inc.*	27,697
19,345	Interface, Inc., Class A	122,647
11,755	Interline Brands, Inc.*	156,929
2,057	International Shipholding Corp.	45,542
62,823	JetBlue Airways Corp.*	284,588
4,679	Kadant, Inc.*	65,319
9,201	Kaman Corp.	145,836
12,432	Kaydon Corp.	427,661
9,524	Kelly Services, Inc., Class A	101,526
1,813	Key Technology, Inc.*	18,620
11,125	Kforce, Inc.*	103,574
11,587	Kimball International, Inc., Class B	69,870
20,778	Knight Transportation, Inc.	368,602
17,573	Knoll, Inc.	121,781
16,838	Korn/Ferry International*	186,733
879	K-Tron International, Inc.*	75,761
3,721	L.B. Foster Co., Class A*	108,504
4,427	LaBarge, Inc.*	33,645
5,772	Ladish Co., Inc.*	68,052
1,519	Lawson Products, Inc.	17,013
6,960	Layne Christensen Co.*	148,805
9,278	LECG Corp.*	27,092
4,325	Lindsay Corp.	137,794
3,151	LMI Aerospace, Inc.*	29,682
6,816	LSI Industries, Inc.	33,194
6,021	Lydall, Inc.*	22,217
4,214	M&F Worldwide Corp.*	70,584
5,546	Marten Transport Ltd.*	118,296
17,518	MasTec, Inc.*	226,858
8,579	Mcgrath Rentcorp	155,795
11,347	Medis Technologies Ltd.*	3,064
9,246	Metalico, Inc.*	23,300
5,459	Met-Pro Corp.	47,166
2,654	Michael Baker Corp.*	111,548
24,690	Microvision, Inc.*	52,590
6,572	Middleby Corp.*	295,149
11,255	Mine Safety Appliances Co.	263,592
12,568	Mobile Mini, Inc.*	158,482
15,470	Moog, Inc., Class A*	369,733
34,229	MPS Group, Inc.*	259,798
13,468	Mueller Industries, Inc.	295,892
41,790	Mueller Water Products, Inc., Class A	150,862
3,893	Multi-Color Corp.	49,558
2,155	NACCO Industries, Inc., Class A	75,511
17,532	Navigant Consulting, Inc.*	208,806
7,163	NCI Building Systems, Inc.*	32,234
5,755	NN, Inc.	8,863
12,228	Nordson Corp.	469,555
3,318	Northwest Pipe Co.*	129,336
19,001	Odyssey Marine Exploration, Inc.*	72,394
10,042	Old Dominion Freight Line, Inc.*	295,737
1,130	Omega Flex, Inc.	15,684
12,854	On Assignment, Inc.*	45,889

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
21,243	Orbital Sciences Corp.*	$312,697
2,734	Orion Energy Systems, Inc.*	9,569
7,828	Orion Marine Group, Inc.*	165,014
12,813	Otter Tail Corp.	243,063
12,591	Pacer International, Inc.	32,737
2,965	Park-Ohio Holdings Corp.*	9,992
576	Patriot Transportation Holding, Inc.*	49,830
6,138	Pike Electric Corp.*	67,150
42,149	Plug Power, Inc.*	39,199
4,707	PMFG, Inc.*	28,242
5,783	Polypore International, Inc.*	57,483
2,687	Powell Industries, Inc.*	105,572
27,081	Power-One, Inc.*	38,184
6,141	PowerSecure International, Inc.*	28,003
980	Preformed Line Products Co.	43,365
5,441	PRG-Schultz International, Inc.*	15,616
2,250	Protection One, Inc.*	5,153
13,466	Quanex Building Products Corp.	148,665
5,806	Raven Industries, Inc.	159,433
7,906	RBC Bearings, Inc.*	145,866
13,000	Regal-Beloit Corp.	513,630
12,683	Republic Airways Holdings, Inc.*	74,322
16,515	Resources Connection, Inc.*	306,023
10,179	Robbins & Myers, Inc.	194,826
15,091	Rollins, Inc.	252,171
17,268	RSC Holdings, Inc.*	103,953
12,194	Rush Enterprises, Inc., Class A*	142,304
4,882	Saia, Inc.*	67,128
4,029	Sauer-Danfoss, Inc.	20,709
5,465	Schawk, Inc.	38,255
6,821	School Specialty, Inc.*	129,735
122	Seaboard Corp.	131,028
13,509	Simpson Manufacturing Co., Inc.	281,528
21,180	Skywest, Inc.	217,095
18,687	Spherion Corp.*	64,283
2,668	Standard Parking Corp.*	39,833
5,374	Standard Register Co. (The)	17,895
4,534	Standex International Corp.	46,156
3,205	Stanley, Inc.*	83,618
4,185	Sterling Construction Co., Inc.*	71,564
4,231	Sun Hydraulics Corp.	67,273
11,972	SYKES Enterprises, Inc.*	195,144
5,273	TAL International Group, Inc.	52,361
22,716	Taser International, Inc.*	99,042
3,803	TBS International Ltd., Class A*	37,155
6,700	Team, Inc.*	94,805
5,916	Tecumseh Products Co., Class A*	47,801
12,864	Teledyne Technologies, Inc.*	422,840
6,024	Tennant Co.	110,058
21,360	Tetra Tech, Inc.*	548,311
3,473	Textainer Group Holdings Ltd.	36,084
4,855	Thermadyne Holdings Corp.*	20,342
12,449	Titan International, Inc.	112,539
2,656	Titan Machinery, Inc.*	33,359
12,062	TransDigm Group, Inc.*	473,072
8,739	Tredegar Corp.	122,521
5,511	Trex Co., Inc.*	61,227
5,311	Trimas Corp.*	15,349
5,997	Triumph Group, Inc.	236,342
16,087	TrueBlue, Inc.*	137,222
18,264	Tutor Perini Corp.*	377,152
3,161	Twin Disc, Inc.	22,886
52,227	UAL Corp.*	243,378
4,558	Ultralife Corp.*	31,633
8,364	Ultrapetrol Bahamas Ltd.*	40,314
695	United Capital Corp.*	15,102
8,494	United Stationers, Inc.*	304,170
6,029	Universal Forest Products, Inc.	183,643
2,160	Universal Truckload Services, Inc.	29,354
47,857	US Airways Group, Inc.*	123,471
19,448	Valence Technology, Inc.*	34,228
7,516	Viad Corp.	110,410
7,042	Vicor Corp.	38,308
4,350	Volt Information Sciences, Inc.*	28,971
1,454	VSE Corp.	36,510
11,147	Wabash National Corp.	13,934
17,569	Wabtec Corp.	626,862
28,919	Waste Connections, Inc.*	734,543
9,066	Waste Services, Inc.*	52,673
8,480	Watsco, Inc.	417,470
15,486	Watson Wyatt Worldwide, Inc., Class A	587,539
10,598	Watts Water Technologies, Inc. , Class A	217,365
15,432	Werner Enterprises, Inc.	277,622
21,310	Woodward Governor Co.	437,494
7,985	Xerium Technologies, Inc.*	5,749
20,723	YRC Worldwide, Inc.*	53,465
		42,678,200
	Information Technology - 16.9%

146,345	3Com Corp.*	632,210
9,883	3PAR, Inc.*	85,883
12,473	ACI Worldwide, Inc.*	185,972
9,068	Acme Packet, Inc.*	70,277
9,177	Actel Corp.*	103,517
16,223	Actuate Corp.*	78,519
22,172	Acxiom Corp.	237,019
43,892	Adaptec, Inc.*	119,386
20,389	Adtran, Inc.	423,683
15,568	Advanced Analogic Technologies, Inc.*	73,637
11,894	Advanced Energy Industries, Inc.*	112,398
5,706	Advent Software, Inc.*	175,117
8,240	Agilysys, Inc.	53,230
8,750	Airvana, Inc.*	51,450
8,177	American Software, Inc., Class A	40,803
39,565	Amkor Technology, Inc.*	179,625
22,714	Anadigics, Inc.*	89,039
5,304	Anaren, Inc.*	85,288
10,841	Anixter International, Inc.*	444,698
23,517	Applied Micro Circuits Corp.*	183,903
2,498	ArcSight, Inc.*	40,243
31,030	Ariba, Inc.*	293,854
44,491	Arris Group, Inc.*	539,231
46,744	Art Technology Group, Inc.*	168,278
18,979	Aruba Networks, Inc.*	123,553
12,570	AsiaInfo Holdings, Inc.*	263,467
21,534	Atheros Communications, Inc.*	360,910
11,650	ATMI, Inc.*	189,080
9,092	AuthenTec, Inc.*	15,911
10,948	Avid Technology, Inc.*	155,900
16,238	Avocent Corp.*	227,332
37,184	Axcelis Technologies, Inc.*	15,989
4,620	Bankrate, Inc.*	139,108
4,302	Bel Fuse, Inc., Class B	58,077
24,486	Benchmark Electronics, Inc.*	298,729
11,929	BigBand Networks, Inc.*	62,269
6,358	Black Box Corp.	209,305
16,232	Blackbaud, Inc.	225,138
11,228	Blackboard, Inc.*	323,591
12,022	Blue Coat Systems, Inc.*	170,352
7,968	Bottomline Technologies, Inc.*	77,290

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
18,096	Brightpoint, Inc.*	$107,128
23,045	Brooks Automation, Inc.*	90,106
8,517	Cabot Microelectronics Corp.*	238,050
10,931	CACI International, Inc., Class A*	419,422
10,934	Callidus Software, Inc.*	30,943
2,457	Cass Information Systems, Inc.	76,609
10,991	Cavium Networks, Inc.*	158,710
7,308	Ceva, Inc.*	55,614
14,396	Checkpoint Systems, Inc.*	202,120
8,317	China Information Security Technology, Inc.*	23,038
11,375	China Security & Surveillance Technology, Inc.*	79,739
10,905	Chordiant Software, Inc.*	43,838
22,070	Ciber, Inc.*	70,845
23,555	Cirrus Logic, Inc.*	91,629
14,908	Cogent, Inc.*	149,825
14,356	Cognex Corp.	187,920
8,615	Cogo Group, Inc.*	56,084
8,573	Coherent, Inc.*	167,345
8,371	Cohu, Inc.	77,432
15,518	CommVault Systems, Inc.*	191,647
5,125	Compellent Technologies, Inc.*	59,809
6,525	comScore, Inc.*	72,754
10,210	Comtech Telecommunications Corp.*	297,519
7,920	Comverge, Inc.*	80,784
15,641	Concur Technologies, Inc.*	461,409
7,376	Constant Contact, Inc.*	129,744
3,452	CPI International, Inc.*	37,730
11,960	Cray, Inc.*	51,548
12,677	CSG Systems International, Inc.*	174,562
12,209	CTS Corp.	70,446
25,039	Cybersource Corp.*	325,507
11,017	Cymer, Inc.*	305,832
11,901	Daktronics, Inc.	101,992
12,602	Data Domain, Inc.*	320,973
14,457	DealerTrack Holdings, Inc.*	207,458
6,633	Deltek, Inc.*	26,864
7,486	DemandTec, Inc.*	69,245
6,463	DG FastChannel, Inc.*	127,903
5,709	Dice Holdings, Inc.*	27,118
9,355	Digi International, Inc.*	81,014
2,409	Digimarc Corp.*	24,475
13,474	Digital River, Inc.*	513,764
10,502	Diodes, Inc.*	161,416
9,779	DivX, Inc.*	51,829
6,269	Double-Take Software, Inc.*	57,737
8,362	DSP Group, Inc.*	60,624
6,465	DTS, Inc.*	171,129
39,832	Earthlink, Inc.*	312,283
2,318	Ebix, Inc.*	73,411
10,763	Echelon Corp.*	78,893
7,404	Electro Rent Corp.	71,449
9,841	Electro Scientific Industries, Inc.*	88,175
17,868	Electronics for Imaging, Inc.*	181,718
24,577	Elixir Gaming Technologies, Inc.*	4,424
26,630	Emcore Corp.*	34,885
5,661	EMS Technologies, Inc.*	110,673
30,631	Emulex Corp.*	336,635
41,455	Entegris, Inc.*	119,390
3,344	Entropic Communications, Inc.*	7,858
22,239	Entrust, Inc.*	46,924
21,531	Epicor Software Corp.*	110,669
12,831	EPIQ Systems, Inc.*	195,416
17,104	Euronet Worldwide, Inc.*	272,980
13,553	Exar Corp.*	87,552
5,150	ExlService Holdings, Inc.*	50,985
32,046	Extreme Networks*	52,876
17,649	Fair Isaac Corp.	310,269
12,909	FalconStor Software, Inc.*	46,860
6,054	FARO Technologies, Inc.*	93,413
13,236	FEI Co.*	288,015
143,239	Finisar Corp.*	93,105
17,721	Formfactor, Inc.*	321,636
5,638	Forrester Research, Inc.*	130,632
21,487	Gartner, Inc.*	329,825
8,591	Gerber Scientific, Inc.*	27,749
14,560	Global Cash Access Holdings, Inc.*	101,629
7,319	Globecomm Systems, Inc.*	47,354
8,523	GSI Commerce, Inc.*	109,606
3,382	Guidance Software, Inc.*	10,822
13,980	Hackett Group, Inc. (The)*	32,853
34,163	Harmonic, Inc.*	197,462
21,223	Harris Stratex Networks, Inc. , Class A*	101,234
8,858	Heartland Payment Systems, Inc.	67,764
7,092	Hittite Microwave Corp.*	254,461
10,118	HSW International, Inc.*	1,619
2,605	Hughes Communications, Inc.*	57,102
8,558	Hutchinson Technology, Inc.*	18,057
19,380	Hypercom Corp.*	26,163
5,685	i2 Technologies, Inc.*	69,812
4,973	ICx Technologies, Inc.*	21,135
7,941	iGate Corp.	42,405
10,839	Imation Corp.	104,705
10,125	Immersion Corp.*	45,056
33,680	Infinera Corp.*	288,301
11,999	infoGROUP, Inc.*	67,194
32,126	Informatica Corp.*	524,618
12,483	Infospace, Inc.*	87,381
17,015	Insight Enterprises, Inc.*	128,463
6,149	Integral Systems, Inc.*	46,732
4,784	Interactive Intelligence, Inc.*	62,288
16,462	InterDigital, Inc.*	421,756
22,342	Intermec, Inc.*	256,486
18,301	Internap Network Services Corp.*	51,426
8,047	Internet Brands, Inc., Class A*	54,156
13,324	Internet Capital Group, Inc.*	77,546
7,874	Intevac, Inc.*	59,212
6,975	IPG Photonics Corp.*	71,912
8,935	Isilon Systems, Inc.*	24,482
14,576	Ixia*	88,914
8,791	IXYS Corp.	83,251
16,119	j2 Global Communications, Inc.*	359,454
27,150	Jack Henry & Associates, Inc.	498,745
9,340	JDA Software Group, Inc.*	139,166
8,178	Kenexa Corp.*	79,081
5,014	Keynote Systems, Inc.*	36,402
10,794	Knot, Inc. (The)*	88,295
25,037	Kopin Corp.*	98,646
22,098	Kulicke & Soffa Industries, Inc.*	101,872
26,241	L-1 Identity Solutions, Inc.*	227,509
41,800	Lattice Semiconductor Corp.*	82,764
42,841	Lawson Software, Inc.*	225,344
10,462	Limelight Networks, Inc.*	51,473
5,308	Liquidity Services, Inc.*	51,965
7,866	Littelfuse, Inc.*	137,970
10,620	LoopNet, Inc.*	86,341
4,233	Loral Space & Communications, Inc. *	130,546
45,474	LTX-Credence Corp.*	25,465
29,928	Macrovision Solutions Corp.*	675,475
17,012	Magma Design Automation, Inc.*	25,178

See accompanying notes in the financial satements.

Shares		Value
	Common Stocks (a) (continued)
8,372	Manhattan Associates, Inc.*	$147,263
7,450	Mantech International Corp., Class A*	285,707
7,668	Marchex, Inc., Class B	25,534
17,916	Mattson Technology, Inc.*	23,291
6,408	MAXIMUS, Inc.	255,679
8,007	Maxwell Technologies, Inc.*	90,960
5,237	Measurement Specialties, Inc.*	28,804
32,944	Mentor Graphics Corp.*	185,145
9,247	MercadoLibre, Inc.*	200,105
8,257	Mercury Computer Systems, Inc.*	62,258
13,791	Methode Electronics, Inc.	80,539
16,564	Micrel, Inc.	121,745
29,561	Micros Systems, Inc.*	772,133
29,996	Microsemi Corp.*	403,746
3,281	MicroStrategy, Inc., Class A*	153,551
19,706	Microtune, Inc.*	45,324
16,076	MIPS Technologies, Inc.*	62,536
18,085	MKS Instruments, Inc.*	244,328
16,752	ModusLink Global Solutions, Inc.*	71,196
9,471	Monolithic Power Systems, Inc.*	196,144
5,468	Monotype Imaging Holdings, Inc.*	30,894
46,575	Move, Inc.*	97,808
57,052	MRV Communications, Inc.*	31,379
16,310	MSC.Software Corp.*	117,921
6,366	MTS Systems Corp.	141,198
3,150	Multi-Fineline Electronix, Inc.*	60,322
2,360	NCI, Inc., Class A*	59,378
14,234	Ness Technologies, Inc.*	48,680
18,103	Net 1 UEPS Technologies, Inc.*	221,038
14,313	Netezza Corp.*	99,905
12,829	Netgear, Inc.*	179,991
6,205	Netlogic Microsystems, Inc.*	203,028
10,692	Netscout Systems, Inc.*	100,291
2,580	NetSuite, Inc.*	29,825
13,065	Newport Corp.*	76,300
17,585	Nextwave Wireless, Inc.*	5,627
14,477	NIC, Inc.	87,296
11,502	Novatel Wireless, Inc.*	134,343
1,684	NVE Corp.*	67,377
63,037	Oclaro, Inc.*	39,083
23,950	Omniture, Inc.*	283,089
18,529	Omnivision Technologies, Inc.*	211,045
10,461	Online Resources Corp.*	54,502
31,520	OpenTV Corp., Class A*	55,160
7,523	Oplink Communications, Inc.*	86,514
4,783	Opnet Technologies, Inc.*	48,595
9,760	Opnext, Inc.*	24,302
11,475	Orbcomm, Inc.*	17,672
5,710	OSI Systems, Inc.*	105,064
50,033	Palm, Inc.*	610,403
41,796	Parametric Technology Corp.*	483,998
7,386	Park Electrochemical Corp.	142,476
10,306	Parkervision, Inc.*	33,598
3,444	PC Connection, Inc.*	18,425
3,705	PC Mall, Inc.*	30,048
6,606	PC-Tel, Inc.*	36,729
5,234	Pegasystems, Inc.	138,910
11,605	Perficient, Inc.*	73,808
8,008	Pericom Semiconductor Corp.*	75,676
31,389	Perot Systems Corp., Class A*	428,774
10,550	Phoenix Technologies Ltd.*	29,434
15,204	Photronics, Inc.*	48,045
17,763	Plantronics, Inc.	316,892
14,486	Plexus Corp.*	264,514
12,197	PLX Technology, Inc.*	39,274
79,380	PMC - Sierra, Inc.*	602,494
31,777	Polycom, Inc.*	550,060
9,982	Power Integrations, Inc.	220,203
47,695	Powerwave Technologies, Inc.*	64,388
10,012	Presstek, Inc.*	17,321
15,074	Progress Software Corp.*	337,959
4,669	PROS Holdings, Inc.*	37,212
4,515	QAD, Inc.	13,455
74,592	Quantum Corp.*	85,781
23,896	Quest Software, Inc.*	308,736
6,285	Rackspace Hosting, Inc.*	73,346
10,036	Radiant Systems, Inc.*	75,772
8,142	Radisys Corp.*	70,510
31,081	RealNetworks, Inc.*	79,567
3,485	Renaissance Learning, Inc.	34,188
95,483	RF Micro Devices, Inc.*	272,127
9,575	RightNow Technologies, Inc.*	84,164
3,499	Rimage Corp.*	53,290
20,354	Riverbed Technology, Inc.*	408,912
10,775	Rofin-Sinar Technologies, Inc.*	242,976
5,683	Rogers Corp.*	96,952
4,808	Rubicon Technology, Inc.*	44,186
11,094	Rudolph Technologies, Inc.*	49,146
16,951	S1 Corp.*	114,928
177,280	Sanmina-SCI Corp.*	127,642
31,868	Sapient Corp.*	169,219
13,639	SAVVIS, Inc.*	160,531
9,537	Scansource, Inc.*	235,945
11,204	Seachange International, Inc.*	82,910
8,186	Semitool, Inc.*	40,111
22,407	Semtech Corp.*	360,529
15,717	ShoreTel, Inc.*	96,031
9,632	Sigma Designs, Inc.*	148,911
10,756	Silicon Graphics International Corp. *	54,533
26,608	Silicon Image, Inc.*	63,061
28,353	Silicon Storage Technology, Inc.*	52,170
22,014	SiRF Technology Holdings, Inc.*	87,616
59,164	Skyworks Solutions, Inc.*	563,833
16,081	Smart Modular Technologies WWH, Inc.*	44,705
11,710	Smith Micro Software, Inc.*	114,290
20,073	Solera Holdings, Inc.*	459,672
8,044	Sonic Solutions, Inc.*	14,077
19,360	SonicWALL, Inc.*	98,930
74,009	Sonus Networks, Inc.*	166,520
7,265	Sourcefire, Inc.*	88,633
6,478	SPSS, Inc.*	216,171
15,434	SRA International, Inc., Class A*	273,799
8,156	Standard Microsystems Corp.*	150,397
10,794	Starent Networks Corp.*	228,077
11,142	STEC, Inc.*	182,617
7,490	Stratasys, Inc.*	78,345
8,828	SuccessFactors, Inc.*	69,212
8,552	Super Micro Computer, Inc.*	57,298
4,028	Supertex, Inc.*	98,646
16,795	SupportSoft, Inc.*	37,285
7,448	Switch & Data Facilities Co., Inc.*	97,941
28,775	Sybase, Inc.*	936,051
69,402	Sycamore Networks, Inc.*	208,206
15,836	Symmetricom, Inc.*	81,397
12,207	Symyx Technologies, Inc.*	59,082
12,340	Synaptics, Inc.*	433,381
7,489	Synchronoss Technologies, Inc.*	90,916
6,315	SYNNEX Corp.*	163,432
4,681	Syntel, Inc.	134,485
27,900	Take-Two Interactive Software, Inc.*	241,614

See accompanying notes in the financial satements.

Shares		Value
	Common Stocks (a) (continued)
9,444	Taleo Corp., Class A*	$146,382
14,855	Technitrol, Inc.	52,141
5,050	TechTarget, Inc.*	20,301
5,570	Techwell, Inc.*	35,871
23,670	Tekelec*	386,531
13,111	TeleCommunication Systems, Inc. , Class A*	97,939
13,204	TeleTech Holdings, Inc.*	152,242
19,184	Terremark Worldwide, Inc.*	96,496
17,553	Tessera Technologies, Inc.*	413,022
6,609	TheStreet.com, Inc.	12,888
24,194	THQ, Inc.*	155,567
63,509	TIBCO Software, Inc.*	421,065
36,988	TiVo, Inc.*	258,916
8,879	TNS, Inc.*	167,369
22,141	Trident Microsystems, Inc.*	38,083
52,028	TriQuint Semiconductor, Inc.*	231,525
15,491	TTM Technologies, Inc.*	137,870
12,861	Tyler Technologies, Inc.*	216,065
8,930	Ultimate Software Group, Inc.*	181,368
7,053	Ultra Clean Holdings*	20,665
8,483	Ultratech, Inc.*	106,546
5,068	Unica Corp.*	22,654
27,989	United Online, Inc.	179,130
10,497	Universal Display Corp.*	92,269
40,095	Utstarcom, Inc.*	82,997
31,434	Valueclick, Inc.*	347,346
9,750	VASCO Data Security International, Inc.*	72,247
11,567	Veeco Instruments, Inc.*	121,801
24,796	VeriFone Holdings, Inc.*	189,193
9,196	Viasat, Inc.*	230,636
8,971	Vignette Corp.*	116,085
3,198	Virtusa Corp.*	22,578
16,024	VistaPrint Ltd.*	613,559
5,831	Vocus, Inc.*	111,430
8,245	Volterra Semiconductor Corp.*	112,627
10,029	Web.com Group, Inc.*	47,939
16,382	Websense, Inc.*	297,333
24,686	Wind River Systems, Inc.*	194,773
14,084	Wright Express Corp.*	350,269
18,800	Zoran Corp.*	208,304
5,546	Zygo Corp.*	28,007
		51,416,780
	Materials - 3.6%

9,836	A. Schulman, Inc.	146,851
5,989	A.M. Castle & Co.	62,884
1,966	AEP Industries, Inc.*	48,737
16,341	Allied Nevada Gold Corp.*	126,643
9,936	AMCOL International Corp.	212,730
6,853	American Vanguard Corp.	69,969
9,023	Arch Chemicals, Inc.	253,546
6,576	Balchem Corp.	158,613
14,167	Boise, Inc.*	24,651
7,401	Brush Engineered Materials, Inc.*	113,605
14,227	Buckeye Technologies, Inc.*	72,131
2,715	Bway Holding Co.*	39,449
19,623	Calgon Carbon Corp.*	226,253
2,476	China Direct, Inc.*	3,095
6,231	China Precision Steel, Inc.*	13,272
4,085	Clearwater Paper Corp.*	96,692
24,463	Coeur d’Alene Mines Corp.*	361,314
11,758	Compass Minerals International, Inc.	630,581
3,817	Deltic Timber Corp.	128,175
15,866	Ferro Corp.	58,546
8,225	Flotek Industries, Inc.*	17,272
22,768	General Moly, Inc.*	48,496
4,318	General Steel Holdings, Inc.*	22,885
3,255	GenTek, Inc.*	76,460
16,419	Glatfelter	168,295
52,452	Graphic Packaging Holding Co.*	98,610
17,579	H.B. Fuller Co.	299,195
4,323	Haynes International, Inc.*	99,213
15,243	Headwaters, Inc.*	60,515
78,832	Hecla Mining Co.*	292,467
12,674	Horsehead Holding Corp.*	90,999
10,054	ICO, Inc.*	28,955
3,791	Innophos Holdings, Inc.	59,102
8,488	Innospec, Inc.	75,628
5,722	Kaiser Aluminum Corp.	177,783
7,199	KapStone Paper and Packaging Corp.*	30,596
7,562	Koppers Holdings, Inc.	191,243
8,420	Landec Corp.*	57,256
37,488	Louisiana-Pacific Corp.*	162,698
6,305	LSB Industries, Inc.*	105,609
10,927	Mercer International, Inc.*	10,381
6,856	Minerals Technologies, Inc.	268,207
10,274	Myers Industries, Inc.	103,767
5,296	Neenah Paper, Inc.	42,845
4,889	NewMarket Corp.	354,795
2,469	NL Industries, Inc.	18,789
27,131	Olin Corp.	362,470
3,280	Olympic Steel, Inc.	60,549
11,084	OM Group, Inc.*	293,726
4,077	Penford Corp.	24,870
33,856	PolyOne Corp.*	101,907
3,932	Quaker Chemical Corp.	54,222
13,835	Rock-Tenn Co., Class A	530,987
15,131	Rockwood Holdings, Inc.*	225,754
12,740	Royal Gold, Inc.	593,302
8,346	RTI International Metals, Inc.*	119,431
5,687	Schweitzer-Mauduit International, Inc.	127,787
17,444	Sensient Technologies Corp.	399,816
10,939	ShengdaTech, Inc.*	42,881
9,151	Silgan Holdings, Inc.	405,023
34,262	Solutia, Inc.*	167,884
11,092	Spartech Corp.	46,919
2,301	Stepan Co.	96,665
14,346	Stillwater Mining Co.*	106,017
2,769	Sutor Technology Group Ltd.*	9,442
8,480	Texas Industries, Inc.	288,574
13,327	U.S. Concrete, Inc.*	30,919
647	United States Lime & Minerals, Inc.*	25,861
2,431	Universal Stainless & Alloy*	33,767
5,082	Verso Paper Corp.	7,369
16,008	Wausau Paper Corp.	115,898
6,956	Westlake Chemical Corp.	142,250
23,346	Worthington Industries, Inc.	326,611
26,174	WR Grace & Co.*	339,738
7,589	Zep, Inc.	92,358
9,988	Zoltek Cos., Inc.*	98,881
		11,081,676
	Telecommunication Services - 1.2%

15,720	Alaska Communications Systems Group, Inc.	106,424
3,433	Atlantic Tele-Network, Inc.	78,169
8,692	Cbeyond, Inc.*	149,415
24,446	Centennial Communications Corp.*	205,591

See accompanying notes in the financial satements.

Shares		Value
	Common Stocks (a) (continued)
77,983	Cincinnati Bell, Inc.*	$217,573
16,185	Cogent Communications Group, Inc.*	126,405
8,409	Consolidated Communications Holdings, Inc.	86,613
32,313	Fairpoint Communications, Inc.	32,636
43,667	FiberTower Corp.*	32,750
16,412	General Communication, Inc., Class A*	108,483
10,271	Global Crossing Ltd.*	86,071
17,619	Globalstar, Inc.*	16,386
10,833	Ibasis, Inc.*	14,191
37,578	ICO Global Communications Holdings Ltd.*	24,426
6,541	IDT Corp., Class B*	10,989
11,612	Iowa Telecommunications Services, Inc.	137,486
6,227	iPCS, Inc.*	112,833
6,044	Neutral Tandem, Inc.*	175,276
10,849	NTELOS Holdings Corp.	193,872
44,850	PAETEC Holding Corp.*	137,241
22,451	Premiere Global Services, Inc.*	268,738
8,541	Shenandoah Telecommunications Co.	164,927
18,623	Syniverse Holdings, Inc.*	278,414
24,256	TerreStar Corp.*	13,341
53,394	tw telecom, inc.*	633,253
7,064	USA Mobility, Inc.	78,975
13,412	Virgin Mobile USA, Inc., Class A*	64,512
18,641	Vonage Holdings Corp.*	8,575
		3,563,565
	Utilities - 3.4%

10,054	Allete, Inc.	265,627
6,707	American States Water Co.	210,264
19,256	Avista Corp.	305,015
13,940	Black Hills Corp.	298,316
4,340	Cadiz, Inc.*	33,027
7,121	California Water Service Group	247,953
4,200	Central Vermont Public Service Corp.	67,872
5,726	CH Energy Group, Inc.	237,457
2,472	Chesapeake Utilities Corp.	81,230
21,849	Cleco Corp.	447,031
3,053	Connecticut Water Service, Inc.	64,388
5,270	Consolidated Water Co., Inc.	82,265
16,251	El Paso Electric Co.*	215,163
12,250	Empire District Electric Co. (The)	191,957
16,420	IDACORP, Inc.	382,093
17,939	ITC Holdings Corp.	769,404
7,921	Laclede Group, Inc. (The)	246,185
8,016	MGE Energy, Inc.	248,736
4,815	Middlesex Water Co.	66,303
15,219	New Jersey Resources Corp.	506,336
16,384	Nicor, Inc.	515,277
9,588	Northwest Natural Gas Co.	406,915
13,035	NorthWestern Corp.	279,340
6,498	Ormat Technologies, Inc.	259,205
26,645	Piedmont Natural Gas Co., Inc.	603,776
31,361	PNM Resources, Inc.	290,089
27,268	Portland General Electric Co.	490,551
4,764	SJW Corp.	96,471
10,791	South Jersey Industries, Inc.	360,204
15,709	Southwest Gas Corp.	326,433
8,881	Southwest Water Co.	46,625
9,201	Synthesis Energy Systems, Inc.*	4,969
22,509	U.S. Geothermal, Inc.*	30,387
10,645	UIL Holdings Corp.	$220,671
12,494	Unisource Energy Corp.	317,847
38,052	Westar Energy, Inc.	679,228
17,955	WGL Holdings, Inc.	533,623
		10,428,233
	Total Common Stocks (Cost $222,582,156)	273,923,172

No. of Rights
	Rights - 0.0%
10,230	Allis-Chalmers Energy, Inc., expiring 06/19/09 at $2.50*^	2,251
6,409	BioMimetic Therapeutics, Inc., expiring 06/22/09 at $8.50*^	—
	Total Rights (Cost $—)	2,251

No. of Warrants
Warrants - 0.0%
67	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements (a) - 5.5%
$487,950	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $487,963(b)	487,950
223,563	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $223,566(d)	223,563
2,439,749	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $2,439,784(c)	2,439,749
975,899	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $975,929(e)	975,899
1,463,849	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $1,463,897(f)	1,463,849
341,565	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $341,569(g)	341,565
2,927,699	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $2,927,743(h)	2,927,699
1,951,799	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $1,951,871(i)	1,951,799
5,367,448	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $5,367,524(j)	5,367,448
442,326	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $442,332(k)	442,326

See accompanying notes in the financial satements.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
	Total Repurchase Agreements (Cost $16,621,847)	16,621,847
	Total Investments (Cost $239,204,003) — 95.6%	290,547,270
	Other assets less liabilities — 4.4%	$13,442,850
	Net Assets — 100.0%	$303,990,120

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2009, the value of these securities amounted to $2,251 or 0.00% of net assets.
‡	Illiquid security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $84,471,993.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $497,709. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $2,488,544. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $228,034. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $995,420. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $1,493,133. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $348,398. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $2,986,255. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $1,990,840. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $5,474,805. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $451,174. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

REIT     Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(85,498,839)
Net unrealized depreciation	$(85,498,839)
Federal income tax cost of investments	$376,046,109

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of May 31, 2009:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	981	06/19/09	$49,157,910	$7,850,308

Cash collateral in the amount of $3,445,512 was pledged to cover margin requirements for open futures contracts as of May 31, 2009.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	$36,843,595	$(1,427,903)

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	56,141,635	(1,340,551)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	56,804,363	(2,565,246)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	135,158,666	15,516,841

	$284,948,259	$10,183,141

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) - 91.7%
	Consumer Discretionary - 8.2%

228	American Eagle Outfitters, Inc.	$3,377
163	AnnTaylor Stores Corp.*	1,193
61	Ascent Media Corp., Class A*	1,764
372	Autoliv, Inc.	10,334
502	AutoNation, Inc.*	7,972
158	Barnes & Noble, Inc.	3,904
200	Bed Bath & Beyond, Inc.*	5,622
267	Black & Decker Corp.	8,563
64	BorgWarner, Inc.	2,064
218	Boyd Gaming Corp.*	2,189
968	Cablevision Systems Corp., Class A	18,421
391	Career Education Corp.*	7,851
1,517	Carnival Corp.	38,593
2,576	CBS Corp., Class B	19,011
540	Centex Corp.	4,552
87	Choice Hotels International, Inc.	2,374
39	Clear Channel Outdoor Holdings, Inc., Class A*	137
8,672	Comcast Corp., Class A	119,413
1,380	D.R. Horton, Inc.	12,710
1,229	Discovery Communications, Inc., Class C*	25,612
126	E.W. Scripps Co. (The), Class A	246
1,173	Eastman Kodak Co.	3,062
907	Expedia, Inc.*	15,700
563	Family Dollar Stores, Inc.	17,042
99	Federal Mogul Corp.*	990
676	Foot Locker, Inc.	7,510
13,595	Ford Motor Co.*	78,171
671	Fortune Brands, Inc.	23,492
999	Gannett Co., Inc.	4,765
1,020	Gap, Inc. (The)	18,207
2,296	General Motors Corp.*	1,722
716	Genuine Parts Co.	23,972
375	Goodyear Tire & Rubber Co. (The)*	4,294
116	Harley-Davidson, Inc.	1,969
65	Harman International Industries, Inc.	1,212
313	Hasbro, Inc.	7,953
100	Hearst-Argyle Television, Inc.	448
7,383	Home Depot, Inc.	170,990
140	HSN, Inc.*	1,582
142	International Speedway Corp., Class A	3,520
297	Interpublic Group of Cos., Inc.*	1,556
140	Interval Leisure Group, Inc.*	1,340
969	J.C. Penney Co., Inc.	25,281
339	Jarden Corp.*	6,027
2,198	Johnson Controls, Inc.	43,806
378	Jones Apparel Group, Inc.	3,440
330	KB Home	4,950
321	Kohl’s Corp.*	13,633
686	Leggett & Platt, Inc.	10,071
596	Lennar Corp., Class A	5,668
630	Liberty Global, Inc., Class A*	8,707
427	Liberty Media Corp. - Capital, Class A*	5,931
2,594	Liberty Media Corp. - Interactive, Class A*	15,201
407	Limited Brands, Inc.	5,092
414	Liz Claiborne, Inc.	1,863
6,067	Lowe’s Cos., Inc.	115,334
1,841	Macy’s, Inc.	21,503
1,581	Mattel, Inc.	24,679
461	McDonald’s Corp.	27,194
705	McGraw-Hill Cos., Inc. (The)	21,213
150	MDC Holdings, Inc.	4,607
172	Meredith Corp.	4,637
51	MGM Mirage*	380
244	Mohawk Industries, Inc.*	9,338
628	New York Times Co. (The), Class A	4,145
1,210	Newell Rubbermaid, Inc.	13,927
6,071	News Corp., Class A	59,374
18	NVR, Inc.*	8,908
1,193	Office Depot, Inc.*	5,559
332	OfficeMax, Inc.	2,739
105	Omnicom Group, Inc.	3,203
373	O’Reilly Automotive, Inc.*	13,447
40	Orient-Express Hotels Ltd., Class A	285
178	Penske Auto Group, Inc.	2,179
28	Phillips-Van Heusen Corp.	825
711	Pulte Homes, Inc.	6,257
573	RadioShack Corp.	7,701
349	Regal Entertainment Group, Class A	4,453
602	Royal Caribbean Cruises Ltd.	9,066
631	Saks, Inc.*	2,410
379	Scripps Networks Interactive, Inc., Class A	10,513
241	Sears Holdings Corp.*	13,701
1,141	Service Corp. International	6,104
373	Signet Jewelers Ltd.	6,710
252	Snap-On, Inc.	7,850
342	Stanley Works (The)	12,209
460	Staples, Inc.	9,407
255	Target Corp.	10,022
109	Thor Industries, Inc.	2,192
140	Ticketmaster Entertainment, Inc.*	1,089
773	Time Warner Cable, Inc.	23,801
4,632	Time Warner, Inc.	108,481
569	Toll Brothers, Inc.*	10,572
219	TRW Automotive Holdings Corp.*	1,954
381	VF Corp.	21,648
149	Viacom, Inc., Class B*	3,303
1,284	Virgin Media, Inc.	11,171
7,357	Walt Disney Co. (The)	178,187
183	Warner Music Group Corp.*	1,244
27	Washington Post Co. (The), Class B	9,720
23	Weight Watchers International, Inc.	539
328	Whirlpool Corp.	13,822
351	Williams-Sonoma, Inc.	4,542
773	Wyndham Worldwide Corp.	9,114
		1,686,327
	Consumer Staples - 8.5%

333	Alberto-Culver Co.	7,739
2,306	Altria Group, Inc.	39,410
2,813	Archer-Daniels-Midland Co.	77,414
239	BJ’s Wholesale Club, Inc.*	8,422
119	Brown-Forman Corp., Class B	5,218
531	Bunge Ltd.	33,596
452	Campbell Soup Co.	12,530
416	Clorox Co.	21,815
2,993	Coca-Cola Co. (The)	147,136
1,391	Coca-Cola Enterprises, Inc.	23,174
1,979	ConAgra Foods, Inc.	36,790
808	Constellation Brands, Inc., Class A*	9,341
324	Corn Products International, Inc.	8,557
2,872	CVS Caremark Corp.	85,586
153	Dean Foods Co.*	2,876
862	Del Monte Foods Co.	7,051
1,107	Dr. Pepper Snapple Group, Inc.*	24,055
1,339	General Mills, Inc.	68,530
613	H. J. Heinz Co.	22,424
333	Hershey Co. (The)	11,728

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
310	Hormel Foods Corp.	$10,769
417	J.M. Smucker Co. (The)	16,788
469	Kellogg Co.	20,284
1,077	Kimberly-Clark Corp.	55,886
6,421	Kraft Foods, Inc., Class A	167,652
1,610	Kroger Co. (The)	36,708
362	Lorillard, Inc.	24,736
308	McCormick & Co., Inc. (Non-Voting)	9,400
61	Mead Johnson Nutrition Co., Class A*	1,901
505	Molson Coors Brewing Co., Class B	22,215
118	NBTY, Inc.*	2,913
599	Pepsi Bottling Group, Inc.	19,683
254	PepsiAmericas, Inc.	6,680
416	PepsiCo, Inc.	21,653
8,283	Procter & Gamble Co. (The)	430,219
748	Reynolds American, Inc.	29,898
2,334	Rite Aid Corp.*	2,707
1,913	Safeway, Inc.	38,757
3,085	Sara Lee Corp.	27,734
510	Smithfield Foods, Inc.*	6,339
927	SUPERVALU, Inc.	15,388
1,143	Tyson Foods, Inc., Class A	15,225
329	Walgreen Co.	9,801
1,892	Wal-Mart Stores, Inc.	94,108
		1,740,836
	Energy - 15.2%

2,181	Anadarko Petroleum Corp.	104,208
1,457	Apache Corp.	122,767
1,284	BJ Services Co.	20,082
247	Cabot Oil & Gas Corp.	8,677
1,591	Chesapeake Energy Corp.	36,052
9,036	Chevron Corp.	602,430
362	Cimarex Energy Co.	11,809
6,738	ConocoPhillips	308,870
1,949	Devon Energy Corp.	123,255
2,412	El Paso Corp.	23,517
174	Encore Acquisition Co.*	6,175
42	ENSCO International, Inc.	1,633
269	EOG Resources, Inc.	19,688
269	Exterran Holdings, Inc.*	5,356
17,716	Exxon Mobil Corp.	1,228,605
487	Forest Oil Corp.*	9,258
182	Global Industries Ltd.*	1,274
393	Helix Energy Solutions Group, Inc.*	4,421
456	Helmerich & Payne, Inc.	15,946
388	Hercules Offshore, Inc.*	1,800
456	Key Energy Services, Inc.*	2,941
3,093	Marathon Oil Corp.	98,605
104	Mariner Energy, Inc.*	1,504
1,056	Nabors Industries Ltd.*	18,881
576	Newfield Exploration Co.*	20,805
704	Noble Energy, Inc.	41,874
73	Oil States International, Inc.*	1,908
93	Overseas Shipholding Group, Inc.	3,145
258	Patterson-UTI Energy, Inc.	3,700
69	PetroHawk Energy Corp.*	1,739
522	Pioneer Natural Resources Co.	14,679
46	Plains Exploration & Production Co.*	1,301
207	Pride International, Inc.*	5,014
320	Rowan Cos., Inc.	6,547
81	SEACOR Holdings, Inc.*	6,189
487	Southern Union Co.	8,464
2,765	Spectra Energy Corp.	44,378
158	St. Mary Land & Exploration Co.	3,422
207	Sunoco, Inc.	6,299
184	Teekay Corp.	2,951
427	Tesoro Corp.	7,233
217	Tidewater, Inc.	10,345
49	Unit Corp.*	1,642
2,309	Valero Energy Corp.	51,652
2,153	XTO Energy, Inc.	92,084
		3,113,125
	Financials - 22.1%

172	Alexandria Real Estate Equities, Inc. (REIT)	6,175
22	Alleghany Corp.*	5,720
781	Allied Capital Corp.	2,335
213	Allied World Assurance Co. Holdings Ltd.	8,041
2,406	Allstate Corp. (The)	61,906
639	AMB Property Corp. (REIT)	11,406
938	American Capital Ltd.	2,579
708	American Express Co.	17,594
344	American Financial Group, Inc./OH	7,368
10,148	American International Group, Inc.	17,150
69	American National Insurance Co.	5,466
574	AmeriCredit Corp.*	7,296
970	Ameriprise Financial, Inc.	29,294
2,349	Annaly Capital Management, Inc. (REIT)	32,745
1,213	AON Corp.	43,668
354	Apartment Investment & Management Co., Class A (REIT)	3,345
201	Arch Capital Group Ltd.*	11,439
436	Arthur J. Gallagher & Co.	9,134
556	Associated Banc-Corp	8,045
516	Assurant, Inc.	12,193
368	Astoria Financial Corp.	2,837
336	AvalonBay Communities, Inc. (REIT)	20,657
456	Axis Capital Holdings Ltd.	10,889
360	BancorpSouth, Inc.	8,006
27,658	Bank of America Corp.	311,706
209	Bank of Hawaii Corp.	7,823
4,997	Bank of New York Mellon Corp. (The)	138,817
2,826	BB&T Corp.	63,359
21	BlackRock, Inc.	3,349
97	BOK Financial Corp.	3,934
523	Boston Properties, Inc. (REIT)	25,271
383	Brandywine Realty Trust (REIT)	2,853
210	BRE Properties, Inc. (REIT)	5,246
385	Brown & Brown, Inc.	7,423
107	Camden Property Trust (REIT)	3,212
1,973	Capital One Financial Corp.	48,220
949	CapitalSource, Inc.	3,559
62	Capitol Federal Financial	2,610
616	CB Richard Ellis Group, Inc., Class A*	4,497
310	CBL & Associates Properties, Inc. (REIT)	1,931
1,597	Chubb Corp.	63,321
637	Cincinnati Financial Corp.	14,403
1,698	CIT Group, Inc.	6,503
23,783	Citigroup, Inc.	88,473
186	City National Corp./CA	6,802
86	CME Group, Inc.	27,661
120	CNA Financial Corp.	1,741
657	Comerica, Inc.	14,244
271	Commerce Bancshares, Inc./MO	8,528
807	Conseco, Inc.*	1,945
257	Cullen/Frost Bankers, Inc.	12,580
598	Developers Diversified Realty Corp. (REIT)	2,936
106	Digital Realty Trust, Inc. (REIT)	3,792

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,094	Discover Financial Services	$20,019
530	Douglas Emmett, Inc. (REIT)	4,929
978	Duke Realty Corp. (REIT)	9,301
1,639	E*Trade Financial Corp.*	2,360
216	Endurance Specialty Holdings Ltd.	5,934
1,182	Equity Residential (REIT)	28,770
128	Erie Indemnity Co., Class A	4,429
92	Essex Property Trust, Inc. (REIT)	6,264
271	Everest Re Group Ltd.	18,761
4,649	Fannie Mae	3,394
181	Federal Realty Investment Trust (REIT)	9,530
1,026	Fidelity National Financial, Inc., Class A	14,302
2,195	Fifth Third Bancorp	15,145
404	First American Corp.	9,219
26	First Citizens BancShares, Inc./NC, Class A	3,445
922	First Horizon National Corp.	11,193
315	Franklin Resources, Inc.	21,058
234	Freddie Mac	187
760	Fulton Financial Corp.	4,416
1,891	Genworth Financial, Inc., Class A	11,195
1,964	Goldman Sachs Group, Inc. (The)	283,935
225	Hanover Insurance Group, Inc. (The)	7,720
1,375	Hartford Financial Services Group, Inc.	19,717
504	HCC Insurance Holdings, Inc.	12,444
1,050	HCP, Inc. (REIT)	24,392
421	Health Care REIT, Inc. (REIT)	14,419
410	Hospitality Properties Trust (REIT)	5,728
2,631	Host Hotels & Resorts, Inc. (REIT)	24,679
985	HRPT Properties Trust (REIT)	4,679
1,481	Hudson City Bancorp, Inc.	19,001
1,897	Huntington Bancshares, Inc./OH	7,436
1,587	Invesco Ltd.	24,837
16	Investment Technology Group, Inc.*	333
435	iStar Financial, Inc. (REIT)	1,349
50	Janus Capital Group, Inc.	507
581	Jefferies Group, Inc.*	12,567
151	Jones Lang LaSalle, Inc.	5,293
16,180	JPMorgan Chase & Co.	597,042
2,150	KeyCorp	10,750
130	Kilroy Realty Corp. (REIT)	2,768
1,397	Kimco Realty Corp. (REIT)	16,331
608	Legg Mason, Inc.	11,722
776	Leucadia National Corp.*	16,203
461	Liberty Property Trust (REIT)	10,732
1,133	Lincoln National Corp.	21,470
1,371	Loews Corp.	37,086
312	M&T Bank Corp.	15,694
342	Mack-Cali Realty Corp. (REIT)	8,451
43	Markel Corp.*	12,255
2,235	Marsh & McLennan Cos., Inc.	42,286
1,132	Marshall & Ilsley Corp.	7,449
716	MBIA, Inc.*	4,618
116	Mercury General Corp.	3,844
2,205	MetLife, Inc.	69,457
229	MF Global Ltd.*	1,392
546	MGIC Investment Corp.	2,381
861	Moody’s Corp.	23,583
4,305	Morgan Stanley	130,528
269	NASDAQ OMX Group, Inc. (The)*	5,679
406	Nationwide Health Properties, Inc. (REIT)	10,787
1,498	New York Community Bancorp, Inc.	16,568
102	Northern Trust Corp.	5,880
461	NYSE Euronext	13,830
1,007	Old Republic International Corp.	10,302
106	OneBeacon Insurance Group Ltd., Class A	1,151
237	PartnerRe Ltd.	15,467
1,511	People’s United Financial, Inc.	23,874
504	Plum Creek Timber Co., Inc. (REIT)	17,464
1,859	PNC Financial Services Group, Inc.	84,677
1,228	Popular, Inc.	3,610
1,357	Principal Financial Group, Inc.	30,125
2,960	Progressive Corp. (The)*	47,745
1,933	ProLogis (REIT)	16,411
374	Protective Life Corp.	4,623
1,569	Prudential Financial, Inc.	62,619
553	Public Storage (REIT)	36,835
417	Raymond James Financial, Inc.	6,630
301	Rayonier, Inc. (REIT)	12,040
350	Regency Centers Corp. (REIT)	12,471
5,046	Regions Financial Corp.	21,143
300	Reinsurance Group of America, Inc.	11,034
268	RenaissanceRe Holdings Ltd.	12,266
255	SL Green Realty Corp. (REIT)	5,840
232	SLM Corp.*	1,534
65	St. Joe Co. (The)*	1,660
214	StanCorp Financial Group, Inc.	6,638
1,588	State Street Corp.	73,763
17	Student Loan Corp. (The)	756
1,543	SunTrust Banks, Inc.	20,321
1,227	Synovus Financial Corp.	4,012
553	TCF Financial Corp.	7,941
371	TFS Financial Corp.	4,233
371	Torchmark Corp.	14,899
90	Transatlantic Holdings, Inc.	3,484
2,642	Travelers Cos., Inc. (The)	107,424
25	Tree.com, Inc.*	257
8,290	U.S. Bancorp	159,168
650	UDR, Inc. (REIT)	7,150
180	Unitrin, Inc.	2,614
1,513	Unum Group	25,887
647	Valley National Bancorp	7,859
534	Ventas, Inc. (REIT)	16,212
682	Vornado Realty Trust (REIT)	31,822
564	W. R. Berkley Corp.	12,233
384	Washington Federal, Inc.	5,038
229	Webster Financial Corp.	1,708
463	Weingarten Realty Investors (REIT)	7,352
20,777	Wells Fargo & Co.	529,813
6	Wesco Financial Corp.	1,782
32	White Mountains Insurance Group Ltd.	7,040
294	Whitney Holding Corp./LA	3,646
294	Wilmington Trust Corp.	4,237
1,445	XL Capital Ltd., Class A	14,623
504	Zions Bancorporation	6,895
		4,532,028
	Health Care - 12.0%

707	Aetna, Inc.	18,933
584	AmerisourceBergen Corp.	21,666
4,464	Amgen, Inc.*	222,932
57	Beckman Coulter, Inc.	3,089
6,111	Boston Scientific Corp.*	57,443
752	Bristol-Myers Squibb Co.	14,980
157	Brookdale Senior Living, Inc.	1,820
393	Cardinal Health, Inc.	14,050
163	Charles River Laboratories International, Inc.*	5,123
1,056	CIGNA Corp.	23,412
326	Community Health Systems, Inc.*	8,603

See accoimpanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
197	Cooper Cos., Inc. (The)	$5,222
527	Coventry Health Care, Inc.*	9,512
2,182	Covidien Plc	77,941
77	DaVita, Inc.*	3,473
3,951	Eli Lilly & Co.	136,586
49	Endo Pharmaceuticals Holdings, Inc.*	781
1,216	Forest Laboratories, Inc.*	28,807
359	Health Management Associates, Inc., Class A*	2,086
443	Health Net, Inc.*	6,636
28	Henry Schein, Inc.*	1,275
235	Hill-Rom Holdings, Inc.	3,798
316	HLTH Corp.*	3,726
559	Hologic, Inc.*	7,083
595	Hospira, Inc.*	20,528
319	Humana, Inc.*	9,994
619	IMS Health, Inc.	7,453
167	Inverness Medical Innovations, Inc.*	5,433
9,073	Johnson & Johnson	500,467
1,077	King Pharmaceuticals, Inc.*	10,188
282	Life Technologies Corp.*	10,936
237	LifePoint Hospitals, Inc.*	6,458
27	Lincare Holdings, Inc.*	588
342	McKesson Corp.	14,073
30	Mednax, Inc.*	1,215
6,695	Merck & Co., Inc.	184,648
1,085	Mylan, Inc.*	14,333
432	Omnicare, Inc.	11,677
286	PerkinElmer, Inc.	4,653
29,553	Pfizer, Inc.	448,910
124	Quest Diagnostics, Inc.	6,475
173	Teleflex, Inc.	7,759
908	Tenet Healthcare Corp.*	3,296
1,206	Thermo Fisher Scientific, Inc.*	46,925
3,387	UnitedHealth Group, Inc.	90,094
206	Universal Health Services, Inc., Class B	11,316
231	Watson Pharmaceuticals, Inc.*	6,988
1,966	WellPoint, Inc.*	91,557
5,825	Wyeth	261,310
308	Zimmer Holdings, Inc.*	13,721
		2,469,972
	Industrials - 7.5%

50	Aecom Technology Corp.*	1,595
110	AGCO Corp.*	3,175
180	Alexander & Baldwin, Inc.	4,455
81	Alliant Techsystems, Inc.*	6,989
605	AMR Corp.*	2,692
88	Armstrong World Industries, Inc.*	1,573
492	Avery Dennison Corp.	13,560
442	Avis Budget Group, Inc.*	2,122
30	BE Aerospace, Inc.*	446
238	Carlisle Cos., Inc.	5,443
575	Cintas Corp.	13,392
540	Continental Airlines, Inc., Class B*	5,033
167	Con-way, Inc.	5,361
182	Cooper Industries Ltd., Class A	5,973
35	Copa Holdings S.A., Class A	1,219
57	Corrections Corp. of America*	875
221	Crane Co.	5,211
334	Danaher Corp.	20,157
2,538	Delta Air Lines, Inc.*	14,746
103	Dover Corp.	3,238
71	Dun & Bradstreet Corp.	5,807
394	Eaton Corp.	17,139
264	Equifax, Inc.	7,186
1,354	FedEx Corp.	75,052
138	Flowserve Corp.	10,153
229	Gardner Denver, Inc.*	6,490
189	GATX Corp.	4,759
1,741	General Dynamics Corp.	99,063
45,966	General Electric Co.	619,622
1,659	Hertz Global Holdings, Inc.*	11,364
138	Hubbell, Inc., Class B	4,583
40	IDEX Corp.	934
1,944	Illinois Tool Works, Inc.	62,772
1,129	Ingersoll-Rand Co., Ltd., Class A*	22,840
192	ITT Corp.	7,907
72	Kansas City Southern*	1,187
133	KBR, Inc.	2,450
265	Kennametal, Inc.	5,003
121	L-3 Communications Holdings, Inc.	8,895
59	Lincoln Electric Holdings, Inc.	2,407
320	Manpower, Inc.	13,603
1,580	Masco Corp.	16,369
1,167	Norfolk Southern Corp.	43,412
1,053	Northrop Grumman Corp.	50,144
99	Oshkosh Corp.	1,175
333	Owens Corning*	4,639
433	Pentair, Inc.	10,838
87	Pitney Bowes, Inc.	1,991
191	Quanta Services, Inc.*	4,357
927	R.R. Donnelley & Sons Co.	12,496
1,113	Raytheon Co.	49,695
798	Republic Services, Inc.	18,186
169	Ryder System, Inc.	4,762
3,197	Southwest Airlines Co.	21,548
457	Spirit Aerosystems Holdings, Inc., Class A*	6,284
271	Steelcase, Inc., Class A	1,309
415	Terex Corp.*	5,569
233	Thomas & Betts Corp.*	7,148
342	Timken Co.	5,783
354	Trinity Industries, Inc.	5,395
259	United Rentals, Inc.*	1,230
1,828	United Technologies Corp.	96,171
302	URS Corp.*	14,520
132	USG Corp.*	1,584
42	UTi Worldwide, Inc.*	551
1,535	Waste Management, Inc.	42,351
49	WESCO International, Inc.*	1,310
		1,535,288
	Information Technology - 3.1%

421	ADC Telecommunications, Inc.*	2,964
2,550	Advanced Micro Devices, Inc.*	11,577
283	Affiliated Computer Services, Inc., Class A*	12,718
495	Amdocs Ltd.*	10,712
500	Arrow Electronics, Inc.*	12,095
705	Atmel Corp.*	2,714
369	Avnet, Inc.*	8,491
198	AVX Corp.	1,837
1,411	Brocade Communications Systems, Inc.*	10,357
904	CA, Inc.	15,775
1,126	Cadence Design Systems, Inc.*	6,362
660	Computer Sciences Corp.*	28,024
445	Compuware Corp.*	3,395
540	Convergys Corp.*	4,995
230	Cree, Inc.*	6,999
47	Diebold, Inc.	1,162
33	DST Systems, Inc.*	1,264

See accoimpanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
170	EchoStar Corp., Class A*	$2,725
2,727	EMC Corp.*	32,042
544	Fairchild Semiconductor International, Inc.*	3,841
659	Fidelity National Information Services, Inc.	12,692
14	Genpact Ltd.*	146
380	IAC/InterActiveCorp*	6,141
734	Ingram Micro, Inc., Class A*	12,126
412	Integrated Device Technology, Inc.*	2,320
3,403	Intel Corp.	53,495
247	International Rectifier Corp.*	3,574
356	Intersil Corp., Class A	4,361
473	Jabil Circuit, Inc.	3,704
424	JDS Uniphase Corp.*	2,285
48	Kla-Tencor Corp.	1,296
46	Lam Research Corp.*	1,205
329	Lender Processing Services, Inc.	9,557
342	Lexmark International, Inc., Class A*	5,588
674	LSI Corp.*	3,013
67	McAfee, Inc.*	2,628
3,237	Micron Technology, Inc.*	16,379
424	Molex, Inc.	6,479
9,852	Motorola, Inc.	59,703
68	NCR Corp.*	730
846	Novell, Inc.*	3,519
305	Novellus Systems, Inc.*	5,469
530	QLogic Corp.*	7,235
737	SAIC, Inc.*	12,875
788	SanDisk Corp.*	12,340
1,093	Seagate Technology	9,520
3,226	Sun Microsystems, Inc.*	29,034
3,670	Symantec Corp.*	57,215
619	Synopsys, Inc.*	12,058
187	Tech Data Corp.*	5,988
1,736	Tellabs, Inc.*	9,635
400	Teradata Corp.*	8,640
280	Teradyne, Inc.*	2,002
2,088	Tyco Electronics Ltd.	36,269
699	Unisys Corp.*	972
814	Vishay Intertechnology, Inc.*	4,501
3,928	Xerox Corp.	26,710
18	Zebra Technologies Corp., Class A*	393
		631,846
	Materials - 3.5%

948	Alcoa, Inc.	8,741
242	Aptargroup, Inc.	7,504
321	Ashland, Inc.	8,603
363	Ball Corp.	14,447
435	Bemis Co., Inc.	10,914
282	Cabot Corp.	4,504
181	Carpenter Technology Corp.	4,069
81	Celanese Corp., Class A	1,661
116	Century Aluminum Co.*	697
499	Commercial Metals Co.	8,468
208	Cytec Industries, Inc.	4,468
2,145	Domtar Corp.*	2,445
4,860	Dow Chemical Co. (The)	85,925
3,935	E.I. du Pont de Nemours & Co.	112,029
21	Eagle Materials, Inc.	517
333	Eastman Chemical Co.	13,800
200	FMC Corp.	10,870
1,796	Freeport-McMoRan Copper & Gold, Inc.	97,756
632	Huntsman Corp.	3,994
1,868	International Paper Co.	26,843
62	Intrepid Potash, Inc.*	2,021
298	Lubrizol Corp.	13,312
14	Martin Marietta Materials, Inc.	1,141
759	MeadWestvaco Corp.	12,121
45	Nalco Holding Co.	781
1,087	Nucor Corp.	47,730
520	Owens-Illinois, Inc.*	14,888
348	Packaging Corp. of America	5,610
571	Pactiv Corp.*	12,790
638	PPG Industries, Inc.	28,372
274	Reliance Steel & Aluminum Co.	10,409
564	RPM International, Inc.	8,641
82	Schnitzer Steel Industries, Inc., Class A	4,472
40	Scotts Miracle-Gro Co. (The), Class A	1,372
700	Sealed Air Corp.	14,007
252	Sigma-Aldrich Corp.	12,212
435	Sonoco Products Co.	10,597
516	Steel Dynamics, Inc.	7,709
464	Temple-Inland, Inc.	5,930
305	Titanium Metals Corp.	2,824
33	United States Steel Corp.	1,125
16	Valhi, Inc.	173
438	Valspar Corp.	10,008
478	Vulcan Materials Co.	21,171
923	Weyerhaeuser Co.	30,994
		708,665
	Telecommunication Services - 5.7%

25,953	AT&T, Inc.	643,375
437	CenturyTel, Inc.	13,481
31	Clearwire Corp., Class A*	138
978	Crown Castle International Corp.*	23,726
320	Embarq Corp.	13,446
1,102	Frontier Communications Corp.	8,023
210	Leap Wireless International, Inc.*	7,873
3,305	Qwest Communications International, Inc.	14,410
12,131	Sprint Nextel Corp.*	62,475
261	Telephone & Data Systems, Inc.	7,911
43	United States Cellular Corp.*	1,786
12,453	Verizon Communications, Inc.	364,375
981	Windstream Corp.	8,250
		1,169,269
	Utilities - 5.9%

334	AGL Resources, Inc.	9,659
482	Alliant Energy Corp.	11,438
915	Ameren Corp.	21,283
2,079	American Electric Power Co., Inc.	54,761
276	American Water Works Co., Inc.	4,769
584	Aqua America, Inc.	9,630
394	Atmos Energy Corp.	9,456
558	Centerpoint Energy, Inc.	5,647
984	CMS Energy Corp.	11,159
1,191	Consolidated Edison, Inc.	42,233
74	Constellation Energy Group, Inc.	2,019
2,525	Dominion Resources, Inc.	80,270
458	DPL, Inc.	9,966
713	DTE Energy Co.	21,568
5,524	Duke Energy Corp.	78,165
2,163	Dynegy, Inc., Class A*	4,348
1,423	Edison International	41,609
254	Energen Corp.	9,454
244	Entergy Corp.	18,207
1,433	Exelon Corp.	68,798
1,332	FirstEnergy Corp.	50,336
1,783	FPL Group, Inc.	100,793

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
590	Great Plains Energy, Inc.	$8,891
394	Hawaiian Electric Industries, Inc.	6,796
334	Integrys Energy Group, Inc.	9,048
799	MDU Resources Group, Inc.	14,750
227	Mirant Corp.*	3,543
355	National Fuel Gas Co.	11,903
1,198	NiSource, Inc.	12,807
765	Northeast Utilities	15,904
722	NRG Energy, Inc.*	16,245
467	NSTAR	14,043
752	NV Energy, Inc.	7,520
402	OGE Energy Corp.	10,380
456	Oneok, Inc.	13,361
957	Pepco Holdings, Inc.	12,422
1,561	PG&E Corp.	57,304
440	Pinnacle West Capital Corp.	12,166
1,216	Progress Energy, Inc.	43,180
470	Questar Corp.	15,928
1,512	RRI Energy, Inc.*	8,286
510	SCANA Corp.	15,310
1,094	Sempra Energy	49,974
3,352	Southern Co. (The)	95,230
921	TECO Energy, Inc.	10,334
467	UGI Corp.	11,259
354	Vectren Corp.	8,053
511	Wisconsin Energy Corp.	20,164
1,984	Xcel Energy, Inc.	34,026
		1,204,395
	Total Common Stocks (Cost $17,575,171)	18,791,751

Principal Amount
	Repurchase Agreements (a) - 2.7%
$16,078	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $16,078(b)	16,078
7,367	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $7,367(d)	7,367
80,392	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $80,393(c)	80,392
32,157	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $32,158(e)	32,157
48,235	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $48,237(f)	48,235
11,255	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $11,255(g)	11,255
96,470	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $96,471(h)	96,470
64,313	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $64,315(i)	64,313
176,861	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $176,864(j)	176,861
14,575	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $14,575(k)	14,575
	Total Repurchase Agreements (Cost $547,703)	547,703
	Total Investments (Cost $18,122,874) — 94.4%	19,339,454
	Other assets less liabilities — 5.6%	1,144,441
	Net Assets — 100.0%	$20,483,895

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $4,620,224.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $16,400. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $82,000. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $7,514. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $32,800. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $49,200. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $11,480. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $98,399. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $65,599. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $180,398. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $14,867. The investment in the repurchase agreement was through participation in a pooled account.

REIT      Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,095,156)
Net unrealized depreciation	$(5,095,156)
Federal income tax cost of investments	$24,434,610

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on Russell 1000® Value Index	$4,949,285	$(228,124)

Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 1000® Value Index	5,403,968	(216,044)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 1000® Value Index	3,705,006	722,934

Equity Index Swap Agreement with Societe Generale, based on Russell 1000® Value Index	7,804,269	843,145

	$21,862,528	$1,121,911

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) - 87.8%
	Consumer Discretionary - 9.0%

464	Abercrombie & Fitch Co., Class A	$13,971
511	Advance Auto Parts, Inc.	21,763
1,689	Amazon.com, Inc.*	131,725
649	American Eagle Outfitters, Inc.	9,612
117	AnnTaylor Stores Corp.*	856
684	Apollo Group, Inc., Class A*	40,424
191	AutoZone, Inc.*	29,061
1,143	Bed Bath & Beyond, Inc.*	32,130
1,792	Best Buy Co., Inc.	62,899
437	Big Lots, Inc.*	10,055
544	BorgWarner, Inc.	17,544
37	Boyd Gaming Corp.*	371
543	Brinker International, Inc.	9,720
218	Brink’s Home Security Holdings, Inc.*	6,278
430	Burger King Holdings, Inc.	7,121
1,173	Carmax, Inc.*	13,149
477	Carnival Corp.	12,135
193	Central European Media Enterprises Ltd., Class A*	3,613
177	Chipotle Mexican Grill, Inc., Class A*	14,017
56	Choice Hotels International, Inc.	1,528
170	Clear Channel Outdoor Holdings, Inc., Class A*	598
1,722	Coach, Inc.*	45,237
4,392	Comcast Corp., Class A	60,478
282	CTC Media, Inc.*	2,795
751	Darden Restaurants, Inc.	27,164
329	DeVry, Inc.	14,335
453	Dick’s Sporting Goods, Inc.*	8,063
2,930	DIRECTV Group, Inc. (The)*	65,925
1,094	DISH Network Corp., Class A*	17,942
483	Dollar Tree, Inc.*	21,624
401	DreamWorks Animation SKG, Inc., Class A*	11,172
58	Family Dollar Stores, Inc.	1,756
876	GameStop Corp., Class A*	21,856
1,222	Gap, Inc. (The)	21,813
645	Garmin Ltd.	13,468
766	Gentex Corp.	9,031
830	Goodyear Tire & Rubber Co. (The)*	9,503
324	Guess?, Inc.	8,366
1,745	H&R Block, Inc.	25,477
505	Hanesbrands, Inc.*	8,534
1,127	Harley-Davidson, Inc.	19,125
233	Harman International Industries, Inc.	4,343
277	Hasbro, Inc.	7,039
335	Hillenbrand, Inc.	5,749
26	HSN, Inc.*	294
1,661	International Game Technology	28,835
2,167	Interpublic Group of Cos., Inc.*	11,355
26	Interval Leisure Group, Inc.*	249
208	ITT Educational Services, Inc.*	19,092
216	John Wiley & Sons, Inc., Class A	6,828
484	Johnson Controls, Inc.	9,646
1,263	Kohl’s Corp.*	53,640
413	Lamar Advertising Co., Class A*	7,669
885	Las Vegas Sands Corp.*	8,770
705	Liberty Global, Inc., Class A*	9,743
2,772	Liberty Media Corp. - Entertainment, Class A*	66,972
945	Limited Brands, Inc.	11,822
727	LKQ Corp.*	11,116
392	Lowe’s Cos., Inc.	7,452
1,585	Marriott International, Inc., Class A	37,026
5,515	McDonald’s Corp.	325,330
858	McGraw-Hill Cos., Inc. (The)	25,817
991	MGM Mirage*	7,393
87	Morningstar, Inc.*	3,604
4,970	News Corp., Class A	48,607
1,898	NIKE, Inc., Class B	108,281
976	Nordstrom, Inc.	19,217
2	NVR, Inc.*	990
1,589	Omnicom Group, Inc.	48,464
262	O’Reilly Automotive, Inc.*	9,445
303	Orient-Express Hotels Ltd., Class A	2,157
142	Panera Bread Co., Class A*	7,560
357	Penn National Gaming, Inc.*	11,806
683	PetSmart, Inc.	13,906
241	Phillips-Van Heusen Corp.	7,102
301	Polo Ralph Lauren Corp.	16,200
218	priceline.com, Inc.*	24,004
265	Pulte Homes, Inc.	2,332
715	Ross Stores, Inc.	27,999
346	Scientific Games Corp., Class A*	6,169
540	Sherwin-Williams Co. (The)	28,512
20,348	Sirius XM Radio, Inc.*	7,112
3,201	Staples, Inc.	65,460
3,905	Starbucks Corp.*	56,193
1,001	Starwood Hotels & Resorts Worldwide, Inc.	24,494
76	Strayer Education, Inc.	14,005
3,917	Target Corp.	153,938
56	Thor Industries, Inc.	1,126
26	Ticketmaster Entertainment, Inc.*	202
676	Tiffany & Co.	19,178
991	Tim Hortons, Inc.	26,242
940	Time Warner Cable, Inc.	28,943
708	Time Warner, Inc.	16,581
2,278	TJX Cos., Inc.	67,224
609	Urban Outfitters, Inc.*	12,436
2,818	Viacom, Inc., Class B*	62,475
352	WABCO Holdings, Inc.	5,977
1,186	Walt Disney Co. (The)	28,725
76	Warner Music Group Corp.*	517
164	Weight Watchers International, Inc.	3,842
77	Williams-Sonoma, Inc.	996
364	Wynn Resorts Ltd.*	13,490
2,541	Yum! Brands, Inc.	87,995
		2,601,920
	Consumer Staples - 11.5%

61	Alberto-Culver Co.	1,418
8,403	Altria Group, Inc.	143,607
2,289	Avon Products, Inc.	60,796
325	Bare Escentuals, Inc.*	2,844
412	Brown-Forman Corp., Class B	18,066
553	Campbell Soup Co.	15,329
234	Central European Distribution Corp.*	5,890
376	Church & Dwight Co., Inc.	18,902
228	Clorox Co.	11,956
8,784	Coca-Cola Co. (The)	431,821
2,724	Colgate-Palmolive Co.	179,648
2,324	Costco Wholesale Corp.	112,760
4,140	CVS Caremark Corp.	123,372
660	Dean Foods Co.*	12,408
372	Energizer Holdings, Inc.*	19,441
525	Estee Lauder Cos., Inc. (The), Class A	17,367
153	General Mills, Inc.	7,831
938	H. J. Heinz Co.	34,312
388	Hansen Natural Corp.*	14,232
330	Herbalife Ltd.	9,639
416	Hershey Co. (The)	14,652

See accoimpanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
125	J.M. Smucker Co. (The)	$5,032
766	Kellogg Co.	33,129
923	Kimberly-Clark Corp.	47,894
1,566	Kroger Co. (The)	35,705
489	Lorillard, Inc.	33,413
226	McCormick & Co., Inc. (Non-Voting)	6,898
110	Mead Johnson Nutrition Co., Class A*	3,428
140	NBTY, Inc.*	3,457
7,998	PepsiCo, Inc.	416,296
10,638	Philip Morris International, Inc.	453,604
5,999	Procter & Gamble Co. (The)	311,588
3,222	Sysco Corp.	77,199
175	Tyson Foods, Inc., Class A	2,331
4,909	Walgreen Co.	146,239
9,713	Wal-Mart Stores, Inc.	483,125
752	Whole Foods Market, Inc.	14,190
		3,329,819
	Energy - 7.8%

377	Alpha Natural Resources, Inc.*	10,386
773	Arch Coal, Inc.	14,324
300	Atwood Oceanics, Inc.*	7,938
1,652	Baker Hughes, Inc.	64,527
252	Cabot Oil & Gas Corp.	8,853
1,162	Cameron International Corp.*	36,289
1,302	Chesapeake Energy Corp.	29,503
148	CNX Gas Corp.*	4,550
980	CONSOL Energy, Inc.	40,337
160	Continental Resources, Inc.*	4,738
1,320	Denbury Resources, Inc.*	22,691
369	Diamond Offshore Drilling, Inc.	31,099
461	Dresser-Rand Group, Inc.*	12,908
806	El Paso Corp.	7,859
72	Encore Acquisition Co.*	2,555
722	ENSCO International, Inc.	28,079
1,002	EOG Resources, Inc.	73,336
4,938	Exxon Mobil Corp.	342,450
687	FMC Technologies, Inc.*	28,593
243	Foundation Coal Holdings, Inc.	7,132
558	Frontier Oil Corp.	9,748
261	Frontline Ltd.	6,102
395	Global Industries Ltd.*	2,765
4,680	Halliburton Co.	107,312
45	Helix Energy Solutions Group, Inc.*	506
1,509	Hess Corp.	100,484
229	Holly Corp.	5,540
112	Key Energy Services, Inc.*	722
344	Mariner Energy, Inc.*	4,974
457	Massey Energy Co.	10,461
1,019	Murphy Oil Corp.	60,131
213	Nabors Industries Ltd.*	3,809
2,227	National Oilwell Varco, Inc.*	86,007
59	Noble Energy, Inc.	3,509
4,403	Occidental Petroleum Corp.	295,485
296	Oceaneering International, Inc.*	15,220
176	Oil States International, Inc.*	4,599
415	Patriot Coal Corp.*	3,760
512	Patterson-UTI Energy, Inc.	7,342
1,456	Peabody Energy Corp.	49,475
1,393	PetroHawk Energy Corp.*	35,104
588	Plains Exploration & Production Co.*	16,629
645	Pride International, Inc.*	15,622
585	Quicksilver Resources, Inc.*	6,581
828	Range Resources Corp.	37,931
211	Rowan Cos., Inc.	4,317
616	SandRidge Energy, Inc.*	6,708
6,400	Schlumberger Ltd.	366,272
13	SEACOR Holdings, Inc.*	993
1,157	Smith International, Inc.	33,773
1,834	Southwestern Energy Co.*	79,724
136	St. Mary Land & Exploration Co.	2,946
372	Sunoco, Inc.	11,320
433	Superior Energy Services, Inc.*	9,985
215	Tesoro Corp.	3,642
400	Tetra Technologies, Inc.*	3,480
15	Tidewater, Inc.	715
193	Unit Corp.*	6,468
162	W&T Offshore, Inc.	1,652
271	Whiting Petroleum Corp.*	12,699
3,135	Williams Cos., Inc. (The)	52,605
323	XTO Energy, Inc.	13,815
		2,279,079
	Financials - 3.6%

220	Affiliated Managers Group, Inc.*	12,344
2,550	Aflac, Inc.	90,525
4,531	American Express Co.	112,595
195	Apartment Investment & Management Co., Class A (REIT)	1,843
170	Axis Capital Holdings Ltd.	4,060
68	BlackRock, Inc.	10,846
148	Brown & Brown, Inc.	2,853
226	Camden Property Trust (REIT)	6,785
42	Capitol Federal Financial	1,768
404	CB Richard Ellis Group, Inc., Class A*	2,949
5,012	Charles Schwab Corp. (The)	88,211
254	CME Group, Inc.	81,697
277	Digital Realty Trust, Inc. (REIT)	9,908
433	E*Trade Financial Corp.*	624
550	Eaton Vance Corp.	14,905
14	Erie Indemnity Co., Class A	484
31	Essex Property Trust, Inc. (REIT)	2,111
93	Federal Realty Investment Trust (REIT)	4,896
468	Federated Investors, Inc., Class B	11,714
574	Forest City Enterprises, Inc., Class A	4,070
440	Franklin Resources, Inc.	29,414
3,181	Freddie Mac	2,545
263	GLG Partners, Inc.	960
286	Goldman Sachs Group, Inc. (The)	41,347
172	HCP, Inc. (REIT)	3,996
66	Health Care REIT, Inc. (REIT)	2,260
966	Hudson City Bancorp, Inc.	12,394
379	IntercontinentalExchange, Inc.*	40,852
281	Invesco Ltd.	4,398
215	Investment Technology Group, Inc.*	4,472
812	Janus Capital Group, Inc.	8,234
16	Kilroy Realty Corp. (REIT)	341
406	Lazard Ltd., Class A	11,482
401	Macerich Co. (The) (REIT)	6,769
241	MF Global Ltd.*	1,465
331	Morgan Stanley	10,036
236	MSCI, Inc., Class A*	5,020
395	NASDAQ OMX Group, Inc. (The)*	8,338
50	Nationwide Health Properties, Inc. (REIT)	1,328
1,167	Northern Trust Corp.	67,278
856	NYSE Euronext	25,680
299	Plum Creek Timber Co., Inc. (REIT)	10,360
400	Prudential Financial, Inc.	15,964
52	Rayonier, Inc. (REIT)	2,080
722	SEI Investments Co.	11,140
1,492	Simon Property Group, Inc. (REIT)	79,777
2,219	SLM Corp.*	14,668

See accoimpanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) (continued)
417	St. Joe Co. (The)*	$10,650
699	State Street Corp.	32,469
1,393	T. Rowe Price Group, Inc.	56,514
283	Taubman Centers, Inc. (REIT)	7,001
1,225	TD Ameritrade Holding Corp.*	20,874
35	Transatlantic Holdings, Inc.	1,355
5	Tree.com, Inc.*	51
138	Ventas, Inc. (REIT)	4,190
37	W. R. Berkley Corp.	803
465	Waddell & Reed Financial, Inc., Class A	11,346
105	Walter Investment Management Corp. (REIT)*	1,417
		1,034,456
	Health Care - 11.9%

8,279	Abbott Laboratories	373,052
37	Abraxis Bioscience, Inc.*	1,899
1,564	Aetna, Inc.	41,884
1,636	Allergan, Inc.	72,197
100	AmerisourceBergen Corp.	3,710
735	Amylin Pharmaceuticals, Inc.*	8,320
3,365	Baxter International, Inc.	172,254
295	Beckman Coulter, Inc.	15,989
1,309	Becton, Dickinson and Co.	88,593
1,557	Biogen Idec, Inc.*	80,637
529	BioMarin Pharmaceutical, Inc.*	7,395
522	Boston Scientific Corp.*	4,907
9,695	Bristol-Myers Squibb Co.	193,124
533	C.R. Bard, Inc.	38,104
1,432	Cardinal Health, Inc.	51,194
2,458	Celgene Corp.*	103,826
396	Cephalon, Inc.*	23,091
363	Cerner Corp.*	21,159
166	Charles River Laboratories International, Inc.*	5,217
209	CIGNA Corp.	4,634
116	Community Health Systems, Inc.*	3,061
337	Covance, Inc.*	14,161
166	Coventry Health Care, Inc.*	2,996
467	DaVita, Inc.*	21,066
798	DENTSPLY International, Inc.	23,350
294	Edwards Lifesciences Corp.*	18,769
509	Eli Lilly & Co.	17,596
585	Endo Pharmaceuticals Holdings, Inc.*	9,319
1,129	Express Scripts, Inc.*	72,313
142	Forest Laboratories, Inc.*	3,364
290	Gen-Probe, Inc.*	12,363
1,434	Genzyme Corp.*	84,807
4,948	Gilead Sciences, Inc.*	213,259
864	Health Management Associates, Inc., Class A*	5,020
31	Health Net, Inc.*	464
449	Henry Schein, Inc.*	20,448
45	Hill-Rom Holdings, Inc.	727
156	HLTH Corp.*	1,839
686	Hologic, Inc.*	8,692
123	Hospira, Inc.*	4,244
516	Humana, Inc.*	16,166
323	Idexx Laboratories, Inc.*	13,518
658	Illumina, Inc.*	24,155
212	IMS Health, Inc.	2,553
208	Intuitive Surgical, Inc.*	31,133
211	Inverness Medical Innovations, Inc.*	6,864
3,976	Johnson & Johnson	219,316
303	Kinetic Concepts, Inc.*	7,857
597	Laboratory Corp. of America Holdings*	36,393
590	Life Technologies Corp.*	22,880
336	Lincare Holdings, Inc.*	7,318
1,068	McKesson Corp.	43,948
2,718	Medco Health Solutions, Inc.*	124,729
216	Mednax, Inc.*	8,748
6,024	Medtronic, Inc.	206,924
3,293	Merck & Co., Inc.	90,821
186	Mettler-Toledo International, Inc.*	13,241
296	Millipore Corp.*	18,615
300	Mylan, Inc.*	3,963
42	Omnicare, Inc.	1,135
651	Patterson Cos., Inc.*	13,404
284	PerkinElmer, Inc.	4,621
418	Perrigo Co.	11,228
573	Pharmaceutical Product Development, Inc.	11,477
697	Quest Diagnostics, Inc.	36,397
414	ResMed, Inc.*	15,347
8,698	Schering-Plough Corp.	212,231
578	Sepracor, Inc.*	9,046
1,822	St. Jude Medical, Inc.*	71,094
1,650	Stryker Corp.	63,426
207	Techne Corp.	12,476
1,455	Tenet Healthcare Corp.*	5,282
763	Thermo Fisher Scientific, Inc.*	29,688
2,432	UnitedHealth Group, Inc.	64,691
674	Varian Medical Systems, Inc.*	24,102
452	VCA Antech, Inc.*	10,970
928	Vertex Pharmaceuticals, Inc.*	27,664
492	Warner Chilcott Ltd., Class A*	6,475
537	Waters Corp.*	23,263
277	Watson Pharmaceuticals, Inc.*	8,379
224	WellCare Health Plans, Inc.*	4,256
259	WellPoint, Inc.*	12,062
775	Zimmer Holdings, Inc.*	34,526
		3,461,426
	Industrials - 10.9%

3,778	3M Co.	215,724
523	Aecom Technology Corp.*	16,689
357	AGCO Corp.*	10,303
77	Alliant Techsystems, Inc.*	6,644
572	AMETEK, Inc.	17,989
752	AMR Corp.*	3,346
495	BE Aerospace, Inc.*	7,366
3,754	Boeing Co. (The)	168,367
218	Brink’s Co. (The)	5,797
402	Bucyrus International, Inc.	11,529
1,510	Burlington Northern Santa Fe Corp.	109,384
915	C.H. Robinson Worldwide, Inc.	46,500
36	Carlisle Cos., Inc.	823
3,300	Caterpillar, Inc.	117,018
40	Con-way, Inc.	1,284
710	Cooper Industries Ltd., Class A	23,302
117	Copa Holdings S.A., Class A	4,074
339	Copart, Inc.*	10,404
183	Corporate Executive Board Co. (The)	3,182
547	Corrections Corp. of America*	8,396
647	Covanta Holding Corp.*	9,776
2,171	CSX Corp.	68,951
1,090	Cummins, Inc.	35,349
962	Danaher Corp.	58,057
2,312	Deere & Co.	100,503
1,022	Delta Air Lines, Inc.*	5,938
418	Donaldson Co., Inc.	14,082

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
889	Dover Corp.	$27,950
212	Dun & Bradstreet Corp.	17,340
399	Eaton Corp.	17,357
4,188	Emerson Electric Co.	134,393
370	Equifax, Inc.	10,071
1,144	Expeditors International of Washington, Inc.	37,535
693	Fastenal Co.	23,022
254	First Solar, Inc.*	48,260
140	Flowserve Corp.	10,300
952	Fluor Corp.	44,725
269	FTI Consulting, Inc.*	13,509
30	GATX Corp.	755
283	General Cable Corp.*	10,822
671	Goodrich Corp.	32,570
325	Graco, Inc.	7,244
452	Harsco Corp.	13,135
119	Hertz Global Holdings, Inc.*	815
3,978	Honeywell International, Inc.	131,911
131	Hubbell, Inc., Class B	4,351
393	IDEX Corp.	9,177
232	IHS, Inc., Class A*	11,136
128	Illinois Tool Works, Inc.	4,133
294	Ingersoll-Rand Co., Ltd., Class A*	5,948
960	Iron Mountain, Inc.*	26,160
739	ITT Corp.	30,432
438	J.B. Hunt Transport Services, Inc.	13,460
653	Jacobs Engineering Group, Inc.*	28,014
148	John Bean Technologies Corp.	2,226
548	Joy Global, Inc.	18,890
399	Kansas City Southern*	6,580
700	KBR, Inc.	12,894
87	Kennametal, Inc.	1,643
289	Kirby Corp.*	9,716
510	L-3 Communications Holdings, Inc.	37,490
283	Landstar System, Inc.	10,754
250	Lennox International, Inc.	7,753
156	Lincoln Electric Holdings, Inc.	6,365
1,764	Lockheed Martin Corp.	147,523
697	Manitowoc Co., Inc. (The)	4,544
32	Manpower, Inc.	1,360
1,215	McDermott International, Inc.*	26,694
641	Monster Worldwide, Inc.*	7,487
237	MSC Industrial Direct Co., Class A	8,622
583	Norfolk Southern Corp.	21,688
442	Northrop Grumman Corp.	21,048
279	Oshkosh Corp.	3,312
1,959	PACCAR, Inc.	58,476
658	Pall Corp.	16,897
900	Parker Hannifin Corp.	38,034
1,007	Pitney Bowes, Inc.	23,040
747	Precision Castparts Corp.	61,680
820	Quanta Services, Inc.*	18,704
779	Raytheon Co.	34,782
770	Republic Services, Inc.	17,548
767	Robert Half International, Inc.	16,406
787	Rockwell Automation, Inc.	24,153
862	Rockwell Collins, Inc.	36,566
480	Roper Industries, Inc.	20,630
101	Ryder System, Inc.	2,846
445	Shaw Group, Inc. (The)*	12,104
264	SPX Corp.	12,120
462	Stericycle, Inc.*	23,091
442	SunPower Corp., Class A*	12,880
1,440	Textron, Inc.	16,560
23	Timken Co.	389
191	Toro Co.	5,883
2,772	Union Pacific Corp.	136,576
3,669	United Parcel Service, Inc., Class B	187,633
2,976	United Technologies Corp.	156,567
82	URS Corp.*	3,943
199	USG Corp.*	2,388
483	UTi Worldwide, Inc.*	6,332
102	Valmont Industries, Inc.	6,998
410	W.W. Grainger, Inc.	32,320
748	Waste Management, Inc.	20,637
166	WESCO International, Inc.*	4,437
		3,162,511
	Information Technology - 27.3%

3,204	Accenture Ltd., Class A	95,896
3,184	Activision Blizzard, Inc.*	38,463
2,853	Adobe Systems, Inc.*	80,398
447	Advanced Micro Devices, Inc.*	2,029
133	Affiliated Computer Services, Inc., Class A*	5,977
1,852	Agilent Technologies, Inc.*	33,762
902	Akamai Technologies, Inc.*	20,078
320	Alliance Data Systems Corp.*	12,960
1,608	Altera Corp.	27,368
446	Amdocs Ltd.*	9,651
941	Amphenol Corp., Class A	31,420
1,556	Analog Devices, Inc.	37,982
454	ANSYS, Inc.*	13,556
4,729	Apple, Inc.*	642,245
7,261	Applied Materials, Inc.	81,759
45	Arrow Electronics, Inc.*	1,089
1,525	Atmel Corp.*	5,871
1,199	Autodesk, Inc.*	25,731
2,781	Automatic Data Processing, Inc.	105,706
353	Avnet, Inc.*	8,123
22	AVX Corp.	204
1,025	BMC Software, Inc.*	34,952
2,758	Broadcom Corp., Class A*	70,274
751	Broadridge Financial Solutions, Inc.	12,437
284	Brocade Communications Systems, Inc.*	2,085
973	CA, Inc.	16,979
467	Ciena Corp.*	5,137
31,687	Cisco Systems, Inc.*	586,209
985	Citrix Systems, Inc.*	30,939
1,550	Cognizant Technology Solutions Corp., Class A*	39,044
375	CommScope, Inc.*	9,840
776	Compuware Corp.*	5,921
8,448	Corning, Inc.	124,186
199	Cree, Inc.*	6,056
740	Cypress Semiconductor Corp.*	6,364
9,739	Dell, Inc.*	112,778
295	Diebold, Inc.	7,292
271	Dolby Laboratories, Inc., Class A*	9,772
177	DST Systems, Inc.*	6,779
5,952	eBay, Inc.*	104,874
16	EchoStar Corp., Class A*	256
1,708	Electronic Arts, Inc.*	39,267
7,740	EMC Corp.*	90,945
175	Equinix, Inc.*	13,020
439	F5 Networks, Inc.*	13,943
229	Factset Research Systems, Inc.	12,114
238	Fidelity National Information Services, Inc.	4,584
834	Fiserv, Inc.*	35,328
806	FLIR Systems, Inc.*	18,103
310	Genpact Ltd.*	3,243

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
427	Global Payments, Inc.	$15,355
1,270	Google, Inc., Class A*	529,882
723	Harris Corp.	22,471
522	Hewitt Associates, Inc., Class A*	15,138
13,225	Hewlett-Packard Co.	454,279
69	IAC/InterActiveCorp*	1,115
413	Integrated Device Technology, Inc.*	2,325
26,548	Intel Corp.	417,335
7,368	International Business Machines Corp.	783,071
86	International Rectifier Corp.*	1,244
226	Intersil Corp., Class A	2,768
1,722	Intuit, Inc.*	46,873
197	Itron, Inc.*	11,493
541	Jabil Circuit, Inc.	4,236
602	JDS Uniphase Corp.*	3,245
2,816	Juniper Networks, Inc.*	69,640
854	Kla-Tencor Corp.	23,058
613	Lam Research Corp.*	16,054
119	Lender Processing Services, Inc.	3,457
1,190	Linear Technology Corp.	27,858
2,592	LSI Corp.*	11,586
2,602	Marvell Technology Group Ltd.*	29,741
390	Mastercard, Inc., Class A	68,769
729	McAfee, Inc.*	28,599
1,222	MEMC Electronic Materials, Inc.*	23,572
482	Metavante Technologies, Inc.*	12,363
992	Microchip Technology, Inc.	21,397
568	Micron Technology, Inc.*	2,874
43,065	Microsoft Corp.	899,628
206	Molex, Inc.	3,148
304	National Instruments Corp.	6,448
1,230	National Semiconductor Corp.	17,072
763	NCR Corp.*	8,195
1,843	NetApp, Inc.*	35,938
388	NeuStar, Inc., Class A*	7,779
850	Novell, Inc.*	3,536
161	Novellus Systems, Inc.*	2,887
1,051	Nuance Communications, Inc.*	13,032
2,976	Nvidia Corp.*	31,040
2,186	ON Semiconductor Corp.*	14,974
20,891	Oracle Corp.	409,255
1,736	Paychex, Inc.	47,514
8,683	QUALCOMM, Inc.	378,492
560	Rambus, Inc.*	7,252
1,023	Red Hat, Inc.*	20,409
183	SAIC, Inc.*	3,197
564	Salesforce.com, Inc.*	21,404
237	SanDisk Corp.*	3,711
1,258	Seagate Technology	10,957
248	Silicon Laboratories, Inc.*	8,338
152	Sohu.com, Inc.*	9,597
38	Tech Data Corp.*	1,217
472	Teradata Corp.*	10,195
577	Teradyne, Inc.*	4,126
7,096	Texas Instruments, Inc.	137,662
877	Total System Services, Inc.	11,971
651	Trimble Navigation Ltd.*	12,486
1,053	Unisys Corp.*	1,464
398	Varian Semiconductor Equipment Associates, Inc.*	9,361
1,044	VeriSign, Inc.*	24,440
2,401	Visa, Inc., Class A	162,572
222	VMware, Inc., Class A*	6,891
42	WebMD Health Corp., Class A*	1,141
1,188	Western Digital Corp.*	29,522
3,761	Western Union Co. (The)	66,306
1,498	Xilinx, Inc.	31,069
7,392	Yahoo!, Inc.*	117,089
305	Zebra Technologies Corp., Class A*	6,658
		7,950,760
	Materials - 3.5%

1,130	Air Products & Chemicals, Inc.	73,201
444	Airgas, Inc.	18,763
601	AK Steel Holding Corp.	8,594
491	Albemarle Corp.	13,856
4,055	Alcoa, Inc.	37,387
542	Allegheny Technologies, Inc.	19,192
68	Aptargroup, Inc.	2,109
79	Ball Corp.	3,144
16	Carpenter Technology Corp.	360
669	Celanese Corp., Class A	13,721
140	Century Aluminum Co.*	841
260	CF Industries Holdings, Inc.	20,186
703	Cliffs Natural Resources, Inc.	19,157
861	Crown Holdings, Inc.*	20,234
208	Eagle Materials, Inc.	5,117
936	Ecolab, Inc.	34,960
155	FMC Corp.	8,424
179	Greif, Inc., Class A	8,649
94	Huntsman Corp.	594
432	International Flavors & Fragrances, Inc.	13,781
99	Intrepid Potash, Inc.*	3,227
221	Martin Marietta Materials, Inc.	18,005
2,944	Monsanto Co.	241,850
833	Mosaic Co. (The)	45,565
702	Nalco Holding Co.	12,187
2,567	Newmont Mining Corp.	125,449
361	Nucor Corp.	15,852
256	Owens-Illinois, Inc.*	7,329
130	Packaging Corp. of America	2,096
97	PPG Industries, Inc.	4,314
1,680	Praxair, Inc.	122,976
15	Schnitzer Steel Industries, Inc., Class A	818
183	Scotts Miracle-Gro Co. (The), Class A	6,277
345	Sigma-Aldrich Corp.	16,719
1,180	Southern Copper Corp.	24,697
237	Steel Dynamics, Inc.	3,541
548	Terra Industries, Inc.	15,229
85	Titanium Metals Corp.	787
728	United States Steel Corp.	24,810
12	Valhi, Inc.	130
284	Walter Energy, Inc.	9,270
		1,023,398
	Telecommunication Services - 0.7%

2,127	American Tower Corp., Class A*	67,787
322	Clearwire Corp., Class A*	1,433
314	Crown Castle International Corp.*	7,618
398	Embarq Corp.	16,724
386	Frontier Communications Corp.	2,810
25	Leap Wireless International, Inc.*	937
8,325	Level 3 Communications, Inc.*	8,908
1,307	MetroPCS Communications, Inc.*	22,389
899	NII Holdings, Inc.*	18,393
4,010	Qwest Communications International, Inc.	17,484
625	SBA Communications Corp., Class A*	15,981
237	Telephone & Data Systems, Inc.	7,183
37	United States Cellular Corp.*	1,537
1,195	Windstream Corp.	10,050
		199,234

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Utilities - 1.6%

3,604	AES Corp. (The)*	$36,004
901	Allegheny Energy, Inc.	22,525
1,899	Calpine Corp.*	25,731
1,181	Centerpoint Energy, Inc.	11,952
978	Constellation Energy Group, Inc.	26,680
47	DPL, Inc.	1,023
73	Energen Corp.	2,717
727	Entergy Corp.	54,249
702	EQT Corp.	26,150
1,759	Exelon Corp.	84,450
495	Mirant Corp.*	7,727
536	NRG Energy, Inc.*	12,060
331	NV Energy, Inc.	3,310
2,001	PPL Corp.	64,972
2,728	Public Service Enterprise Group, Inc.	86,941
352	Questar Corp.	11,929
		478,420
	Total Common Stocks (Cost $22,439,704)	25,521,023

Principal Amount
	Repurchase Agreements (a) - 4.5%
$38,470	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $38,471(b)	38,470
17,626	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $17,626(d)	17,626
192,348	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $192,351(c)	192,348
76,939	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $76,941(e)	76,939
115,409	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $115,413(f)	115,409
26,929	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $26,929(g)	26,929
230,817	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $230,820(h)	230,817
153,878	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $153,884(i)	153,878
423,164	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $423,171(j)	423,164
34,873	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $34,873(k)	34,873
	Total Repurchase Agreements (Cost $1,310,453)	1,310,453
	Total Investments (Cost $23,750,157) — 92.3%	26,831,476
	Other assets less liabilities — 7.7%	2,240,242
	Net Assets — 100.0%	$29,071,718

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $7,165,700.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $39,239. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $196,195. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $17,979. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $78,478. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $117,718. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $27,468. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $235,434. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $156,956. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $431,629. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $35,571. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,878,442)
Net unrealized depreciation	$(6,878,442)
Federal income tax cost of investments	$33,709,918

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	$7,668,890	$14,825

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	8,537,613	55,042

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	4,834,107	846,056

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	11,017,055	1,046,476

	$32,057,665	$1,962,399

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) - 91.6%
	Consumer Discretionary - 13.5%

548	American Eagle Outfitters, Inc.	$8,116
392	AnnTaylor Stores Corp.*	2,869
148	Ascent Media Corp., Class A*	4,280
895	Autoliv, Inc.	24,863
1,209	AutoNation, Inc.*	19,199
380	Barnes & Noble, Inc.	9,390
482	Bed Bath & Beyond, Inc.*	13,549
643	Black & Decker Corp.	20,621
155	BorgWarner, Inc.	4,999
525	Boyd Gaming Corp.*	5,271
2,331	Cablevision Systems Corp., Class A	44,359
942	Career Education Corp.*	18,915
6,202	CBS Corp., Class B	45,771
1,299	Centex Corp.	10,951
210	Choice Hotels International, Inc.	5,731
94	Clear Channel Outdoor Holdings, Inc., Class A*	331
3,322	D.R. Horton, Inc.	30,596
2,957	Discovery Communications, Inc., Class C*	61,624
304	E.W. Scripps Co. (The), Class A	593
2,823	Eastman Kodak Co.	7,368
2,182	Expedia, Inc.*	37,770
1,354	Family Dollar Stores, Inc.	40,986
239	Federal Mogul Corp.*	2,390
1,628	Foot Locker, Inc.	18,087
32,726	Ford Motor Co.*	188,174
1,616	Fortune Brands, Inc.	56,576
2,405	Gannett Co., Inc.	11,472
2,454	Gap, Inc. (The)	43,804
5,527	General Motors Corp.*	4,145
1,723	Genuine Parts Co.	57,686
903	Goodyear Tire & Rubber Co. (The)*	10,339
279	Harley-Davidson, Inc.	4,735
155	Harman International Industries, Inc.	2,889
753	Hasbro, Inc.	19,134
240	Hearst-Argyle Television, Inc.	1,075
338	HSN, Inc.*	3,819
341	International Speedway Corp., Class A	8,453
715	Interpublic Group of Cos., Inc.*	3,747
338	Interval Leisure Group, Inc.*	3,235
2,333	J.C. Penney Co., Inc.	60,868
816	Jarden Corp.*	14,508
911	Jones Apparel Group, Inc.	8,290
794	KB Home	11,910
773	Kohl’s Corp.*	32,829
1,651	Leggett & Platt, Inc.	24,237
1,434	Lennar Corp., Class A	13,637
1,515	Liberty Global, Inc., Class A*	20,937
1,027	Liberty Media Corp. - Capital, Class A*	14,265
6,245	Liberty Media Corp. - Interactive, Class A*	36,596
980	Limited Brands, Inc.	12,260
997	Liz Claiborne, Inc.	4,486
4,431	Macy’s, Inc.	51,754
3,806	Mattel, Inc.	59,412
1,696	McGraw-Hill Cos., Inc. (The)	51,033
360	MDC Holdings, Inc.	11,056
415	Meredith Corp.	11,188
122	MGM Mirage*	910
587	Mohawk Industries, Inc.*	22,464
1,512	New York Times Co. (The), Class A	9,979
2,912	Newell Rubbermaid, Inc.	33,517
43	NVR, Inc.*	21,281
2,872	Office Depot, Inc.*	13,383
798	OfficeMax, Inc.	6,583
899	O’Reilly Automotive, Inc.*	32,409
97	Orient-Express Hotels Ltd., Class A	691
428	Penske Auto Group, Inc.	5,239
67	Phillips-Van Heusen Corp.	1,974
1,713	Pulte Homes, Inc.	15,074
1,380	RadioShack Corp.	18,547
839	Regal Entertainment Group, Class A	10,706
1,450	Royal Caribbean Cruises Ltd.	21,837
1,518	Saks, Inc.*	5,799
913	Scripps Networks Interactive, Inc., Class A	25,327
581	Sears Holdings Corp.*	33,030
2,746	Service Corp. International	14,691
897	Signet Jewelers Ltd.	16,137
606	Snap-On, Inc.	18,877
824	Stanley Works (The)	29,417
263	Thor Industries, Inc.	5,289
338	Ticketmaster Entertainment, Inc.*	2,630
1,370	Toll Brothers, Inc.*	25,455
528	TRW Automotive Holdings Corp.*	4,710
918	VF Corp.	52,161
3,091	Virgin Media, Inc.	26,892
440	Warner Music Group Corp.*	2,992
65	Washington Post Co. (The), Class B	23,400
56	Weight Watchers International, Inc.	1,312
790	Whirlpool Corp.	33,291
845	Williams-Sonoma, Inc.	10,934
1,860	Wyndham Worldwide Corp.	21,929
		1,866,045
	Consumer Staples - 8.0%

802	Alberto-Culver Co.	18,638
575	BJ’s Wholesale Club, Inc.*	20,263
286	Brown-Forman Corp., Class B	12,541
1,278	Bunge Ltd.	80,859
1,089	Campbell Soup Co.	30,187
1,002	Clorox Co.	52,545
3,348	Coca-Cola Enterprises, Inc.	55,778
4,764	ConAgra Foods, Inc.	88,563
1,945	Constellation Brands, Inc., Class A*	22,484
779	Corn Products International, Inc.	20,573
369	Dean Foods Co.*	6,937
2,075	Del Monte Foods Co.	16,974
2,666	Dr. Pepper Snapple Group, Inc.*	57,932
1,475	H. J. Heinz Co.	53,955
802	Hershey Co. (The)	28,246
747	Hormel Foods Corp.	25,951
1,003	J.M. Smucker Co. (The)	40,381
871	Lorillard, Inc.	59,515
741	McCormick & Co., Inc. (Non-Voting)	22,615
148	Mead Johnson Nutrition Co., Class A*	4,612
1,215	Molson Coors Brewing Co., Class B	53,448
284	NBTY, Inc.*	7,012
1,443	Pepsi Bottling Group, Inc.	47,417
611	PepsiAmericas, Inc.	16,069
5,619	Rite Aid Corp.*	6,518
4,606	Safeway, Inc.	93,318
7,428	Sara Lee Corp.	66,778
1,227	Smithfield Foods, Inc.*	15,252
2,232	SUPERVALU, Inc.	37,051
2,752	Tyson Foods, Inc., Class A	36,657
		1,099,069
	Energy - 5.7%

3,090	BJ Services Co.	48,328
593	Cabot Oil & Gas Corp.	20,832

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
871	Cimarex Energy Co.	$28,412
5,805	El Paso Corp.	56,599
419	Encore Acquisition Co.*	14,870
102	ENSCO International, Inc.	3,967
648	Exterran Holdings, Inc.*	12,902
1,172	Forest Oil Corp.*	22,280
439	Global Industries Ltd.*	3,073
946	Helix Energy Solutions Group, Inc.*	10,642
1,097	Helmerich & Payne, Inc.	38,362
934	Hercules Offshore, Inc.*	4,334
1,098	Key Energy Services, Inc.*	7,082
249	Mariner Energy, Inc.*	3,600
2,543	Nabors Industries Ltd.*	45,469
1,385	Newfield Exploration Co.*	50,026
1,695	Noble Energy, Inc.	100,819
176	Oil States International, Inc.*	4,599
224	Overseas Shipholding Group, Inc.	7,576
620	Patterson-UTI Energy, Inc.	8,891
165	PetroHawk Energy Corp.*	4,158
1,257	Pioneer Natural Resources Co.	35,347
111	Plains Exploration & Production Co.*	3,139
499	Pride International, Inc.*	12,086
770	Rowan Cos., Inc.	15,754
194	SEACOR Holdings, Inc.*	14,823
1,172	Southern Union Co.	20,369
6,656	Spectra Energy Corp.	106,829
380	St. Mary Land & Exploration Co.	8,231
499	Sunoco, Inc.	15,184
444	Teekay Corp.	7,122
1,027	Tesoro Corp.	17,397
521	Tidewater, Inc.	24,836
118	Unit Corp.*	3,954
		781,892
	Financials - 25.8%

414	Alexandria Real Estate Equities, Inc. (REIT)	14,863
54	Alleghany Corp.*	14,040
1,879	Allied Capital Corp.	5,618
514	Allied World Assurance Co. Holdings Ltd.	19,404
1,538	AMB Property Corp. (REIT)	27,453
2,258	American Capital Ltd.	6,210
828	American Financial Group, Inc./OH	17,736
165	American National Insurance Co.	13,071
1,382	AmeriCredit Corp.*	17,565
2,336	Ameriprise Financial, Inc.	70,547
5,655	Annaly Capital Management, Inc. (REIT)	78,831
2,920	AON Corp.	105,120
851	Apartment Investment & Management Co., Class A (REIT)	8,042
484	Arch Capital Group Ltd.*	27,544
1,050	Arthur J. Gallagher & Co.	21,998
1,340	Associated Banc-Corp	19,390
1,243	Assurant, Inc.	29,372
885	Astoria Financial Corp.	6,823
809	AvalonBay Communities, Inc. (REIT)	49,737
1,099	Axis Capital Holdings Ltd.	26,244
866	BancorpSouth, Inc.	19,260
504	Bank of Hawaii Corp.	18,865
234	BOK Financial Corp.	9,491
1,259	Boston Properties, Inc. (REIT)	60,835
921	Brandywine Realty Trust (REIT)	6,861
506	BRE Properties, Inc. (REIT)	12,640
927	Brown & Brown, Inc.	17,873
257	Camden Property Trust (REIT)	7,715
2,286	CapitalSource, Inc.	8,573
149	Capitol Federal Financial	6,271
1,484	CB Richard Ellis Group, Inc., Class A*	10,833
747	CBL & Associates Properties, Inc. (REIT)	4,654
1,532	Cincinnati Financial Corp.	34,639
4,088	CIT Group, Inc.	15,657
449	City National Corp./CA	16,420
289	CNA Financial Corp.	4,193
1,583	Comerica, Inc.	34,319
652	Commerce Bancshares, Inc./MO	20,518
1,942	Conseco, Inc.*	4,680
618	Cullen/Frost Bankers, Inc.	30,251
1,440	Developers Diversified Realty Corp. (REIT)	7,070
255	Digital Realty Trust, Inc. (REIT)	9,121
5,041	Discover Financial Services	48,192
1,275	Douglas Emmett, Inc. (REIT)	11,858
2,354	Duke Realty Corp. (REIT)	22,387
3,946	E*Trade Financial Corp.*	5,682
521	Endurance Specialty Holdings Ltd.	14,312
2,845	Equity Residential (REIT)	69,247
309	Erie Indemnity Co., Class A	10,691
221	Essex Property Trust, Inc. (REIT)	15,048
651	Everest Re Group Ltd.	45,069
436	Federal Realty Investment Trust (REIT)	22,955
2,469	Fidelity National Financial, Inc., Class A	34,418
5,284	Fifth Third Bancorp	36,460
973	First American Corp.	22,204
64	First Citizens BancShares, Inc./NC, Class A	8,479
2,218	First Horizon National Corp.	26,927
1,830	Fulton Financial Corp.	10,632
4,552	Genworth Financial, Inc., Class A	26,948
540	Hanover Insurance Group, Inc. (The)	18,527
1,213	HCC Insurance Holdings, Inc.	29,949
2,527	HCP, Inc. (REIT)	58,702
1,014	Health Care REIT, Inc. (REIT)	34,730
988	Hospitality Properties Trust (REIT)	13,802
6,333	Host Hotels & Resorts, Inc. (REIT)	59,404
2,371	HRPT Properties Trust (REIT)	11,262
3,565	Hudson City Bancorp, Inc.	45,739
4,567	Huntington Bancshares, Inc./OH	17,903
3,819	Invesco Ltd.	59,767
39	Investment Technology Group, Inc.*	811
1,048	iStar Financial, Inc. (REIT)	3,249
120	Janus Capital Group, Inc.	1,217
1,398	Jefferies Group, Inc.*	30,239
363	Jones Lang LaSalle, Inc.	12,723
5,176	KeyCorp	25,880
314	Kilroy Realty Corp. (REIT)	6,685
3,364	Kimco Realty Corp. (REIT)	39,325
1,463	Legg Mason, Inc.	28,207
1,867	Leucadia National Corp.*	38,983
1,110	Liberty Property Trust (REIT)	25,841
2,727	Lincoln National Corp.	51,677
751	M&T Bank Corp.	37,775
823	Mack-Cali Realty Corp. (REIT)	20,336
104	Markel Corp.*	29,640
5,380	Marsh & McLennan Cos., Inc.	101,790
2,726	Marshall & Ilsley Corp.	17,937
1,723	MBIA, Inc.*	11,113
280	Mercury General Corp.	9,279
552	MF Global Ltd.*	3,356
1,315	MGIC Investment Corp.	5,733
2,071	Moody’s Corp.	56,725
647	NASDAQ OMX Group, Inc. (The)*	13,658

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
977	Nationwide Health Properties, Inc. (REIT)	$25,959
3,605	New York Community Bancorp, Inc.	39,871
246	Northern Trust Corp.	14,182
2,424	Old Republic International Corp.	24,798
254	OneBeacon Insurance Group Ltd., Class A	2,758
571	PartnerRe Ltd.	37,263
3,638	People’s United Financial, Inc.	57,480
1,213	Plum Creek Timber Co., Inc. (REIT)	42,030
2,955	Popular, Inc.	8,688
3,267	Principal Financial Group, Inc.	72,527
7,125	Progressive Corp. (The)*	114,926
4,654	ProLogis (REIT)	39,512
900	Protective Life Corp.	11,124
1,331	Public Storage (REIT)	88,658
1,005	Raymond James Financial, Inc.	15,980
723	Rayonier, Inc. (REIT)	28,920
842	Regency Centers Corp. (REIT)	30,000
12,146	Regions Financial Corp.	50,892
722	Reinsurance Group of America, Inc.	26,555
644	RenaissanceRe Holdings Ltd.	29,476
614	SL Green Realty Corp. (REIT)	14,061
560	SLM Corp.*	3,702
156	St. Joe Co. (The)*	3,984
515	StanCorp Financial Group, Inc.	15,975
41	Student Loan Corp. (The)	1,822
2,954	Synovus Financial Corp.	9,660
1,330	TCF Financial Corp.	19,099
893	TFS Financial Corp.	10,189
894	Torchmark Corp.	35,903
215	Transatlantic Holdings, Inc.	8,323
60	Tree.com, Inc.*	617
1,565	UDR, Inc. (REIT)	17,215
433	Unitrin, Inc.	6,287
3,642	Unum Group	62,315
1,557	Valley National Bancorp	18,897
1,285	Ventas, Inc. (REIT)	39,013
1,642	Vornado Realty Trust (REIT)	76,616
1,359	W. R. Berkley Corp.	29,477
923	Washington Federal, Inc.	12,110
552	Webster Financial Corp.	4,118
1,114	Weingarten Realty Investors (REIT)	17,690
14	Wesco Financial Corp.	4,158
78	White Mountains Insurance Group Ltd.	17,160
708	Whitney Holding Corp./LA	8,779
708	Wilmington Trust Corp.	10,202
3,479	XL Capital Ltd., Class A	35,208
1,213	Zions Bancorporation	16,594
		3,554,593
	Health Care - 4.8%

1,406	AmerisourceBergen Corp.	52,163
137	Beckman Coulter, Inc.	7,425
378	Brookdale Senior Living, Inc.	4,381
391	Charles River Laboratories International, Inc.*	12,289
2,543	CIGNA Corp.	56,378
784	Community Health Systems, Inc.*	20,690
473	Cooper Cos., Inc. (The)	12,539
1,270	Coventry Health Care, Inc.*	22,923
185	DaVita, Inc.*	8,345
118	Endo Pharmaceuticals Holdings, Inc.*	1,880
2,926	Forest Laboratories, Inc.*	69,317
865	Health Management Associates, Inc., Class A*	5,026
1,067	Health Net, Inc.*	15,984
68	Henry Schein, Inc.*	3,097
567	Hill-Rom Holdings, Inc.	9,163
760	HLTH Corp.*	8,960
1,345	Hologic, Inc.*	17,041
1,432	Hospira, Inc.*	49,404
769	Humana, Inc.*	24,093
1,491	IMS Health, Inc.	17,952
403	Inverness Medical Innovations, Inc.*	13,110
2,593	King Pharmaceuticals, Inc.*	24,530
680	Life Technologies Corp.*	26,370
570	LifePoint Hospitals, Inc.*	15,532
64	Lincare Holdings, Inc.*	1,394
72	Mednax, Inc.*	2,916
2,613	Mylan, Inc.*	34,518
1,039	Omnicare, Inc.	28,084
689	PerkinElmer, Inc.	11,210
298	Quest Diagnostics, Inc.	15,561
416	Teleflex, Inc.	18,658
2,187	Tenet Healthcare Corp.*	7,939
496	Universal Health Services, Inc., Class B	27,245
556	Watson Pharmaceuticals, Inc.*	16,819
		662,936
	Industrials - 6.6%

120	Aecom Technology Corp.*	3,829
264	AGCO Corp.*	7,619
434	Alexander & Baldwin, Inc.	10,742
196	Alliant Techsystems, Inc.*	16,913
1,457	AMR Corp.*	6,484
212	Armstrong World Industries, Inc.*	3,791
1,186	Avery Dennison Corp.	32,686
1,063	Avis Budget Group, Inc.*	5,102
73	BE Aerospace, Inc.*	1,086
572	Carlisle Cos., Inc.	13,082
1,385	Cintas Corp.	32,257
1,299	Continental Airlines, Inc., Class B*	12,107
401	Con-way, Inc.	12,872
437	Cooper Industries Ltd., Class A	14,342
84	Copa Holdings S.A., Class A	2,925
138	Corrections Corp. of America*	2,118
533	Crane Co.	12,568
6,110	Delta Air Lines, Inc.*	35,499
249	Dover Corp.	7,829
171	Dun & Bradstreet Corp.	13,986
949	Eaton Corp.	41,281
636	Equifax, Inc.	17,312
331	Flowserve Corp.	24,352
552	Gardner Denver, Inc.*	15,644
454	GATX Corp.	11,432
3,994	Hertz Global Holdings, Inc.*	27,359
332	Hubbell, Inc., Class B	11,026
96	IDEX Corp.	2,242
2,718	Ingersoll-Rand Co., Ltd., Class A*	54,985
462	ITT Corp.	19,025
173	Kansas City Southern*	2,853
320	KBR, Inc.	5,894
637	Kennametal, Inc.	12,027
290	L-3 Communications Holdings, Inc.	21,318
143	Lincoln Electric Holdings, Inc.	5,834
771	Manpower, Inc.	32,775
3,804	Masco Corp.	39,409
237	Oshkosh Corp.	2,813
802	Owens Corning*	11,172
1,042	Pentair, Inc.	26,081
210	Pitney Bowes, Inc.	4,805
459	Quanta Services, Inc.*	10,470
2,233	R.R. Donnelley & Sons Co.	30,101

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,920	Republic Services, Inc.	$43,757
406	Ryder System, Inc.	11,441
7,695	Southwest Airlines Co.	51,864
1,101	Spirit Aerosystems Holdings, Inc., Class A*	15,139
652	Steelcase, Inc., Class A	3,149
998	Terex Corp.*	13,393
561	Thomas & Betts Corp.*	17,211
824	Timken Co.	13,934
851	Trinity Industries, Inc.	12,969
624	United Rentals, Inc.*	2,964
728	URS Corp.*	35,002
318	USG Corp.*	3,816
100	UTi Worldwide, Inc.*	1,311
118	WESCO International, Inc.*	3,154
		907,151
	Information Technology - 6.9%

1,015	ADC Telecommunications, Inc.*	7,146
6,138	Advanced Micro Devices, Inc.*	27,866
682	Affiliated Computer Services, Inc., Class A*	30,649
1,192	Amdocs Ltd.*	25,795
1,203	Arrow Electronics, Inc.*	29,101
1,696	Atmel Corp.*	6,530
889	Avnet, Inc.*	20,456
477	AVX Corp.	4,427
3,397	Brocade Communications Systems, Inc.*	24,934
2,177	CA, Inc.	37,989
2,712	Cadence Design Systems, Inc.*	15,323
1,589	Computer Sciences Corp.*	67,469
1,071	Compuware Corp.*	8,172
1,299	Convergys Corp.*	12,016
554	Cree, Inc.*	16,858
113	Diebold, Inc.	2,793
80	DST Systems, Inc.*	3,064
409	EchoStar Corp., Class A*	6,556
1,310	Fairchild Semiconductor International, Inc.*	9,249
1,586	Fidelity National Information Services, Inc.	30,546
34	Genpact Ltd.*	356
914	IAC/InterActiveCorp*	14,770
1,768	Ingram Micro, Inc., Class A*	29,207
991	Integrated Device Technology, Inc.*	5,579
595	International Rectifier Corp.*	8,610
858	Intersil Corp., Class A	10,510
1,139	Jabil Circuit, Inc.	8,918
1,021	JDS Uniphase Corp.*	5,503
114	Kla-Tencor Corp.	3,078
112	Lam Research Corp.*	2,933
793	Lender Processing Services, Inc.	23,037
824	Lexmark International, Inc., Class A*	13,464
1,622	LSI Corp.*	7,250
162	McAfee, Inc.*	6,355
7,792	Micron Technology, Inc.*	39,427
1,021	Molex, Inc.	15,601
164	NCR Corp.*	1,761
2,037	Novell, Inc.*	8,474
734	Novellus Systems, Inc.*	13,161
1,275	QLogic Corp.*	17,404
1,774	SAIC, Inc.*	30,992
1,898	SanDisk Corp.*	29,723
2,630	Seagate Technology	22,907
7,767	Sun Microsystems, Inc.*	69,903
1,491	Synopsys, Inc.*	29,045
451	Tech Data Corp.*	14,441
4,179	Tellabs, Inc.*	23,193
964	Teradata Corp.*	20,822
673	Teradyne, Inc.*	4,812
1,682	Unisys Corp.*	2,338
1,960	Vishay Intertechnology, Inc.*	10,839
9,455	Xerox Corp.	64,294
42	Zebra Technologies Corp., Class A*	917
		946,563
	Materials - 6.2%

582	Aptargroup, Inc.	18,048
772	Ashland, Inc.	20,690
874	Ball Corp.	34,785
1,048	Bemis Co., Inc.	26,294
678	Cabot Corp.	10,828
436	Carpenter Technology Corp.	9,801
196	Celanese Corp., Class A	4,020
279	Century Aluminum Co.*	1,677
1,200	Commercial Metals Co.	20,364
501	Cytec Industries, Inc.	10,761
5,163	Domtar Corp.*	5,886
50	Eagle Materials, Inc.	1,230
802	Eastman Chemical Co.	33,235
482	FMC Corp.	26,197
1,522	Huntsman Corp.	9,619
4,497	International Paper Co.	64,622
149	Intrepid Potash, Inc.*	4,857
716	Lubrizol Corp.	31,984
35	Martin Marietta Materials, Inc.	2,851
1,827	MeadWestvaco Corp.	29,177
108	Nalco Holding Co.	1,875
1,252	Owens-Illinois, Inc.*	35,845
837	Packaging Corp. of America	13,492
1,375	Pactiv Corp.*	30,800
1,536	PPG Industries, Inc.	68,306
659	Reliance Steel & Aluminum Co.	25,035
1,358	RPM International, Inc.	20,805
198	Schnitzer Steel Industries, Inc., Class A	10,799
96	Scotts Miracle-Gro Co. (The), Class A	3,293
1,684	Sealed Air Corp.	33,697
607	Sigma-Aldrich Corp.	29,415
1,046	Sonoco Products Co.	25,481
1,243	Steel Dynamics, Inc.	18,570
1,117	Temple-Inland, Inc.	14,275
735	Titanium Metals Corp.	6,806
38	Valhi, Inc.	412
1,054	Valspar Corp.	24,084
1,151	Vulcan Materials Co.	50,978
2,222	Weyerhaeuser Co.	74,615
		855,509
	Telecommunication Services - 1.7%

1,053	CenturyTel, Inc.	32,485
76	Clearwire Corp., Class A*	338
2,355	Crown Castle International Corp.*	57,132
771	Embarq Corp.	32,397
2,653	Frontier Communications Corp.	19,314
505	Leap Wireless International, Inc.*	18,933
7,956	Qwest Communications International, Inc.	34,688
629	Telephone & Data Systems, Inc.	19,065
103	United States Cellular Corp.*	4,278
2,361	Windstream Corp.	19,856
		238,486

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Utilities - 12.4%

805	AGL Resources, Inc.	$23,281
1,161	Alliant Energy Corp.	27,551
2,203	Ameren Corp.	51,242
5,005	American Electric Power Co., Inc.	131,832
665	American Water Works Co., Inc.	11,491
1,405	Aqua America, Inc.	23,168
948	Atmos Energy Corp.	22,752
1,342	Centerpoint Energy, Inc.	13,581
2,369	CMS Energy Corp.	26,864
2,867	Consolidated Edison, Inc.	101,664
178	Constellation Energy Group, Inc.	4,856
1,103	DPL, Inc.	24,001
1,716	DTE Energy Co.	51,909
5,207	Dynegy, Inc., Class A*	10,466
3,426	Edison International	100,176
611	Energen Corp.	22,741
1,420	Great Plains Energy, Inc.	21,399
948	Hawaiian Electric Industries, Inc.	16,353
804	Integrys Energy Group, Inc.	21,780
1,923	MDU Resources Group, Inc.	35,499
546	Mirant Corp.*	8,523
854	National Fuel Gas Co.	28,635
2,884	NiSource, Inc.	30,830
1,841	Northeast Utilities	38,274
1,738	NRG Energy, Inc.*	39,105
1,123	NSTAR	33,769
1,811	NV Energy, Inc.	18,110
967	OGE Energy Corp.	24,968
1,097	Oneok, Inc.	32,142
2,304	Pepco Holdings, Inc.	29,906
3,757	PG&E Corp.	137,919
1,058	Pinnacle West Capital Corp.	29,254
2,928	Progress Energy, Inc.	103,973
1,132	Questar Corp.	38,363
3,639	RRI Energy, Inc.*	19,942
1,227	SCANA Corp.	36,835
2,633	Sempra Energy	120,275
2,216	TECO Energy, Inc.	24,864
1,124	UGI Corp.	27,100
852	Vectren Corp.	19,383
1,230	Wisconsin Energy Corp.	48,536
4,777	Xcel Energy, Inc.	81,926
		1,715,238
	Total Common Stocks
	(Cost $11,461,101)	12,627,482

Principal Amount
	Repurchase Agreements (a) - 2.1%
$8,469	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $8,469(b)	8,469
3,880	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $3,880(d)	3,880
42,343	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $42,344(c)	42,343
16,937	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $16,938(e)	16,937
25,406	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $25,407(f)	25,406
5,928	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $5,928(g)	5,928
50,812	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $50,813(h)	50,812
33,875	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $33,876(i)	33,875
93,156	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $93,157(j)	93,156
7,677	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $7,677(k)	7,677
	Total Repurchase Agreements (Cost $288,483)	288,483
	Total Investments (Cost $11,749,584) — 93.7%	12,915,965
	Other assets less liabilities — 6.3%	861,411
	Net Assets — 100.0%	$13,777,376

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $3,204,415.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $8,638. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $43,190. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $3,958. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $17,276. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $25,914. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $6,047. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $51,828. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $34,553. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $95,019. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $7,831. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,893,980)
Net unrealized depreciation	$(2,893,980)
Federal income tax cost of investments	$15,809,945

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	$3,768,375	$(193,120)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	3,822,580	(149,402)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	2,580,850	595,017

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	4,585,767	607,485

	$14,757,572	$859,980

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) - 88.7%
	Consumer Discretionary - 16.7%

882	Abercrombie & Fitch Co., Class A	$26,557
972	Advance Auto Parts, Inc.	41,397
1,235	American Eagle Outfitters, Inc.	18,290
222	AnnTaylor Stores Corp.*	1,625
1,301	Apollo Group, Inc., Class A*	76,889
363	AutoZone, Inc.*	55,230
2,175	Bed Bath & Beyond, Inc.*	61,139
830	Big Lots, Inc.*	19,098
1,034	BorgWarner, Inc.	33,346
71	Boyd Gaming Corp.*	713
1,033	Brinker International, Inc.	18,491
414	Brink’s Home Security Holdings, Inc.*	11,923
819	Burger King Holdings, Inc.	13,563
2,232	Carmax, Inc.*	25,021
368	Central European Media Enterprises Ltd., Class A*	6,889
337	Chipotle Mexican Grill, Inc., Class A*	26,687
107	Choice Hotels International, Inc.	2,920
323	Clear Channel Outdoor Holdings, Inc., Class A*	1,137
3,276	Coach, Inc.*	86,060
537	CTC Media, Inc.*	5,322
1,429	Darden Restaurants, Inc.	51,687
625	DeVry, Inc.	27,231
862	Dick’s Sporting Goods, Inc.*	15,344
2,082	DISH Network Corp., Class A*	34,145
918	Dollar Tree, Inc.*	41,099
764	DreamWorks Animation SKG, Inc., Class A*	21,285
111	Family Dollar Stores, Inc.	3,360
1,666	GameStop Corp., Class A*	41,567
2,326	Gap, Inc. (The)	41,519
1,228	Garmin Ltd.	25,641
1,457	Gentex Corp.	17,178
1,579	Goodyear Tire & Rubber Co. (The)*	18,080
616	Guess?, Inc.	15,905
3,321	H&R Block, Inc.	48,487
960	Hanesbrands, Inc.*	16,224
2,144	Harley-Davidson, Inc.	36,384
443	Harman International Industries, Inc.	8,257
527	Hasbro, Inc.	13,391
637	Hillenbrand, Inc.	10,931
49	HSN, Inc.*	554
3,160	International Game Technology	54,858
4,123	Interpublic Group of Cos., Inc.*	21,604
49	Interval Leisure Group, Inc.*	469
396	ITT Educational Services, Inc.*	36,349
411	John Wiley & Sons, Inc., Class A	12,992
2,402	Kohl’s Corp.*	102,013
785	Lamar Advertising Co., Class A*	14,577
1,341	Liberty Global, Inc., Class A*	18,533
5,273	Liberty Media Corp. - Entertainment, Class A*	127,396
1,797	Limited Brands, Inc.	22,480
1,383	LKQ Corp.*	21,146
3,016	Marriott International, Inc., Class A	70,454
1,633	McGraw-Hill Cos., Inc. (The)	49,137
1,885	MGM Mirage*	14,062
165	Morningstar, Inc.*	6,834
1,857	Nordstrom, Inc.	36,564
4	NVR, Inc.*	1,980
499	O’Reilly Automotive, Inc.*	17,989
577	Orient-Express Hotels Ltd., Class A	4,108
271	Panera Bread Co., Class A*	14,428
680	Penn National Gaming, Inc.*	22,488
1,299	PetSmart, Inc.	26,448
459	Phillips-Van Heusen Corp.	13,527
572	Polo Ralph Lauren Corp.	30,785
414	priceline.com, Inc.*	45,585
505	Pulte Homes, Inc.	4,444
1,360	Ross Stores, Inc.	53,258
659	Scientific Games Corp., Class A*	11,750
1,027	Sherwin-Williams Co. (The)	54,226
38,713	Sirius XM Radio, Inc.*	13,530
7,430	Starbucks Corp.*	106,918
1,905	Starwood Hotels & Resorts Worldwide, Inc.	46,615
145	Strayer Education, Inc.	26,719
107	Thor Industries, Inc.	2,152
49	Ticketmaster Entertainment, Inc.*	381
1,287	Tiffany & Co.	36,512
1,885	Tim Hortons, Inc.	49,915
4,334	TJX Cos., Inc.	127,896
1,159	Urban Outfitters, Inc.*	23,667
669	WABCO Holdings, Inc.	11,360
144	Warner Music Group Corp.*	979
313	Weight Watchers International, Inc.	7,334
146	Williams-Sonoma, Inc.	1,889
692	Wynn Resorts Ltd.*	25,645
4,835	Yum! Brands, Inc.	167,436
		2,579,998
	Consumer Staples - 4.0%

115	Alberto-Culver Co.	2,673
4,355	Avon Products, Inc.	115,669
619	Bare Escentuals, Inc.*	5,416
785	Brown-Forman Corp., Class B	34,422
1,052	Campbell Soup Co.	29,161
445	Central European Distribution Corp.*	11,201
715	Church & Dwight Co., Inc.	35,943
435	Clorox Co.	22,811
1,257	Dean Foods Co.*	23,632
707	Energizer Holdings, Inc.*	36,948
999	Estee Lauder Cos., Inc. (The), Class A	33,047
1,785	H. J. Heinz Co.	65,295
739	Hansen Natural Corp.*	27,106
628	Herbalife Ltd.	18,344
791	Hershey Co. (The)	27,859
239	J.M. Smucker Co. (The)	9,622
930	Lorillard, Inc.	63,547
430	McCormick & Co., Inc. (Non-Voting)	13,124
209	Mead Johnson Nutrition Co., Class A*	6,512
267	NBTY, Inc.*	6,592
333	Tyson Foods, Inc., Class A	4,436
1,431	Whole Foods Market, Inc.	27,003
		620,363
	Energy - 8.6%

717	Alpha Natural Resources, Inc.*	19,753
1,471	Arch Coal, Inc.	27,258
570	Atwood Oceanics, Inc.*	15,082
479	Cabot Oil & Gas Corp.	16,827
2,211	Cameron International Corp.*	69,050
282	CNX Gas Corp.*	8,669
1,865	CONSOL Energy, Inc.	76,763
304	Continental Resources, Inc.*	9,001
2,511	Denbury Resources, Inc.*	43,164
702	Diamond Offshore Drilling, Inc.	59,165
878	Dresser-Rand Group, Inc.*	24,584
1,534	El Paso Corp.	14,957
137	Encore Acquisition Co.*	4,862
1,374	ENSCO International, Inc.	53,435

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,307	FMC Technologies, Inc.*	$54,397
463	Foundation Coal Holdings, Inc.	13,589
1,061	Frontier Oil Corp.	18,536
497	Frontline Ltd.	11,620
751	Global Industries Ltd.*	5,257
86	Helix Energy Solutions Group, Inc.*	968
436	Holly Corp.	10,547
214	Key Energy Services, Inc.*	1,380
654	Mariner Energy, Inc.*	9,457
869	Massey Energy Co.	19,891
1,939	Murphy Oil Corp.	114,420
405	Nabors Industries Ltd.*	7,241
112	Noble Energy, Inc.	6,662
563	Oceaneering International, Inc.*	28,950
335	Oil States International, Inc.*	8,754
790	Patriot Coal Corp.*	7,157
974	Patterson-UTI Energy, Inc.	13,967
2,650	PetroHawk Energy Corp.*	66,780
1,118	Plains Exploration & Production Co.*	31,617
1,228	Pride International, Inc.*	29,742
1,112	Quicksilver Resources, Inc.*	12,510
1,575	Range Resources Corp.	72,151
402	Rowan Cos., Inc.	8,225
1,171	SandRidge Energy, Inc.*	12,752
25	SEACOR Holdings, Inc.*	1,910
2,202	Smith International, Inc.	64,276
3,490	Southwestern Energy Co.*	151,710
259	St. Mary Land & Exploration Co.	5,610
708	Sunoco, Inc.	21,544
824	Superior Energy Services, Inc.*	19,001
409	Tesoro Corp.	6,929
761	Tetra Technologies, Inc.*	6,621
28	Tidewater, Inc.	1,335
367	Unit Corp.*	12,298
308	W&T Offshore, Inc.	3,142
516	Whiting Petroleum Corp.*	24,180
		1,327,696
	Financials - 5.1%

418	Affiliated Managers Group, Inc.*	23,454
371	Apartment Investment & Management Co., Class A (REIT)	3,506
324	Axis Capital Holdings Ltd.	7,737
281	Brown & Brown, Inc.	5,418
431	Camden Property Trust (REIT)	12,939
80	Capitol Federal Financial	3,367
768	CB Richard Ellis Group, Inc., Class A*	5,606
526	Digital Realty Trust, Inc. (REIT)	18,815
824	E*Trade Financial Corp.*	1,187
1,046	Eaton Vance Corp.	28,347
26	Erie Indemnity Co., Class A	900
59	Essex Property Trust, Inc. (REIT)	4,017
176	Federal Realty Investment Trust (REIT)	9,266
891	Federated Investors, Inc., Class B	22,302
1,093	Forest City Enterprises, Inc., Class A	7,749
501	GLG Partners, Inc.	1,829
328	HCP, Inc. (REIT)	7,619
125	Health Care REIT, Inc. (REIT)	4,281
1,838	Hudson City Bancorp, Inc.	23,582
720	IntercontinentalExchange, Inc.*	77,609
534	Invesco Ltd.	8,357
408	Investment Technology Group, Inc.*	8,486
1,545	Janus Capital Group, Inc.	15,666
30	Kilroy Realty Corp. (REIT)	639
772	Lazard Ltd., Class A	21,832
763	Macerich Co. (The) (REIT)	12,879
458	MF Global Ltd.*	2,785
449	MSCI, Inc., Class A*	9,550
752	NASDAQ OMX Group, Inc. (The)*	15,875
96	Nationwide Health Properties, Inc. (REIT)	2,551
2,221	Northern Trust Corp.	128,041
569	Plum Creek Timber Co., Inc. (REIT)	19,716
98	Rayonier, Inc. (REIT)	3,920
1,374	SEI Investments Co.	21,201
4,221	SLM Corp.*	27,901
793	St. Joe Co. (The)*	20,253
2,650	T. Rowe Price Group, Inc.	107,510
539	Taubman Centers, Inc. (REIT)	13,335
2,331	TD Ameritrade Holding Corp.*	39,720
66	Transatlantic Holdings, Inc.	2,555
9	Tree.com, Inc.*	92
263	Ventas, Inc. (REIT)	7,985
71	W. R. Berkley Corp.	1,540
885	Waddell & Reed Financial, Inc., Class A	21,594
199	Walter Investment Management Corp. (REIT)*	2,686
		786,199
	Health Care - 11.5%

70	Abraxis Bioscience, Inc.*	3,592
3,113	Allergan, Inc.	137,377
190	AmerisourceBergen Corp.	7,049
1,399	Amylin Pharmaceuticals, Inc.*	15,837
560	Beckman Coulter, Inc.	30,352
1,006	BioMarin Pharmaceutical, Inc.*	14,064
1,013	C.R. Bard, Inc.	72,419
754	Cephalon, Inc.*	43,966
690	Cerner Corp.*	40,220
316	Charles River Laboratories International, Inc.*	9,932
398	CIGNA Corp.	8,824
221	Community Health Systems, Inc.*	5,832
642	Covance, Inc.*	26,977
316	Coventry Health Care, Inc.*	5,704
889	DaVita, Inc.*	40,103
1,519	DENTSPLY International, Inc.	44,446
560	Edwards Lifesciences Corp.*	35,750
1,113	Endo Pharmaceuticals Holdings, Inc.*	17,730
2,148	Express Scripts, Inc.*	137,579
271	Forest Laboratories, Inc.*	6,420
551	Gen-Probe, Inc.*	23,489
1,644	Health Management Associates, Inc., Class A*	9,552
59	Health Net, Inc.*	884
855	Henry Schein, Inc.*	38,937
87	Hill-Rom Holdings, Inc.	1,406
297	HLTH Corp.*	3,502
1,306	Hologic, Inc.*	16,547
234	Hospira, Inc.*	8,073
981	Humana, Inc.*	30,735
615	Idexx Laboratories, Inc.*	25,738
1,252	Illumina, Inc.*	45,961
403	IMS Health, Inc.	4,852
395	Intuitive Surgical, Inc.*	59,124
401	Inverness Medical Innovations, Inc.*	13,044
577	Kinetic Concepts, Inc.*	14,962
1,136	Laboratory Corp. of America Holdings*	69,250
1,123	Life Technologies Corp.*	43,550
640	Lincare Holdings, Inc.*	13,939
412	Mednax, Inc.*	16,686

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
354	Mettler-Toledo International, Inc.*	$25,201
562	Millipore Corp.*	35,344
572	Mylan, Inc.*	7,556
79	Omnicare, Inc.	2,135
1,238	Patterson Cos., Inc.*	25,490
540	PerkinElmer, Inc.	8,786
795	Perrigo Co.	21,354
1,090	Pharmaceutical Product Development, Inc.	21,833
1,326	Quest Diagnostics, Inc.	69,244
789	ResMed, Inc.*	29,248
1,100	Sepracor, Inc.*	17,215
3,466	St. Jude Medical, Inc.*	135,243
394	Techne Corp.	23,746
2,768	Tenet Healthcare Corp.*	10,048
1,282	Varian Medical Systems, Inc.*	45,844
861	VCA Antech, Inc.*	20,896
1,765	Vertex Pharmaceuticals, Inc.*	52,615
937	Warner Chilcott Ltd., Class A*	12,331
1,022	Waters Corp.*	44,273
527	Watson Pharmaceuticals, Inc.*	15,942
426	WellCare Health Plans, Inc.*	8,094
		1,776,842
	Industrials - 15.0%

995	Aecom Technology Corp.*	31,750
680	AGCO Corp.*	19,625
146	Alliant Techsystems, Inc.*	12,598
1,089	AMETEK, Inc.	34,249
1,431	AMR Corp.*	6,368
941	BE Aerospace, Inc.*	14,002
414	Brink’s Co. (The)	11,008
764	Bucyrus International, Inc.	21,911
1,741	C.H. Robinson Worldwide, Inc.	88,478
68	Carlisle Cos., Inc.	1,555
76	Con-way, Inc.	2,440
1,352	Cooper Industries Ltd., Class A	44,373
223	Copa Holdings S.A., Class A	7,765
645	Copart, Inc.*	19,795
348	Corporate Executive Board Co. (The)	6,052
1,041	Corrections Corp. of America*	15,979
1,231	Covanta Holding Corp.*	18,600
2,073	Cummins, Inc.	67,227
1,945	Delta Air Lines, Inc.*	11,300
795	Donaldson Co., Inc.	26,784
1,691	Dover Corp.	53,165
403	Dun & Bradstreet Corp.	32,961
759	Eaton Corp.	33,016
705	Equifax, Inc.	19,190
2,177	Expeditors International of Washington, Inc.	71,427
1,318	Fastenal Co.	43,784
266	Flowserve Corp.	19,570
1,811	Fluor Corp.	85,081
512	FTI Consulting, Inc.*	25,713
56	GATX Corp.	1,410
538	General Cable Corp.*	20,573
1,276	Goodrich Corp.	61,937
618	Graco, Inc.	13,775
860	Harsco Corp.	24,992
226	Hertz Global Holdings, Inc.*	1,548
249	Hubbell, Inc., Class B	8,269
747	IDEX Corp.	17,442
442	IHS, Inc., Class A*	21,216
560	Ingersoll-Rand Co., Ltd., Class A*	11,329
1,826	Iron Mountain, Inc.*	49,758
1,406	ITT Corp.	57,899
832	J.B. Hunt Transport Services, Inc.	25,567
1,243	Jacobs Engineering Group, Inc.*	53,325
282	John Bean Technologies Corp.	4,241
1,042	Joy Global, Inc.	35,918
760	Kansas City Southern*	12,532
1,331	KBR, Inc.	24,517
165	Kennametal, Inc.	3,115
550	Kirby Corp.*	18,491
970	L-3 Communications Holdings, Inc.	71,305
538	Landstar System, Inc.	20,444
476	Lennox International, Inc.	14,761
297	Lincoln Electric Holdings, Inc.	12,118
1,327	Manitowoc Co., Inc. (The)	8,652
62	Manpower, Inc.	2,636
2,311	McDermott International, Inc.*	50,773
1,220	Monster Worldwide, Inc.*	14,250
452	MSC Industrial Direct Co., Class A	16,444
530	Oshkosh Corp.	6,291
1,252	Pall Corp.	32,151
1,712	Parker Hannifin Corp.	72,349
1,915	Pitney Bowes, Inc.	43,815
1,422	Precision Castparts Corp.	117,415
1,560	Quanta Services, Inc.*	35,584
1,464	Republic Services, Inc.	33,365
1,459	Robert Half International, Inc.	31,208
1,498	Rockwell Automation, Inc.	45,974
1,641	Rockwell Collins, Inc.	69,611
912	Roper Industries, Inc.	39,198
193	Ryder System, Inc.	5,439
846	Shaw Group, Inc. (The)*	23,011
502	SPX Corp.	23,047
880	Stericycle, Inc.*	43,982
840	SunPower Corp., Class A*	24,478
2,740	Textron, Inc.	31,510
43	Timken Co.	727
362	Toro Co.	11,150
155	URS Corp.*	7,452
378	USG Corp.*	4,536
918	UTi Worldwide, Inc.*	12,035
193	Valmont Industries, Inc.	13,242
781	W.W. Grainger, Inc.	61,566
315	WESCO International, Inc.*	8,420
		2,322,559
	Information Technology - 18.4%

6,057	Activision Blizzard, Inc.*	73,169
851	Advanced Micro Devices, Inc.*	3,864
254	Affiliated Computer Services, Inc., Class A*	11,415
3,524	Agilent Technologies, Inc.*	64,242
1,717	Akamai Technologies, Inc.*	38,220
608	Alliance Data Systems Corp.*	24,624
3,060	Altera Corp.	52,081
848	Amdocs Ltd.*	18,351
1,790	Amphenol Corp., Class A	59,768
2,961	Analog Devices, Inc.	72,278
864	ANSYS, Inc.*	25,799
85	Arrow Electronics, Inc.*	2,056
2,901	Atmel Corp.*	11,169
2,280	Autodesk, Inc.*	48,929
672	Avnet, Inc.*	15,463
42	AVX Corp.	390
1,949	BMC Software, Inc.*	66,461
5,247	Broadcom Corp., Class A*	133,694
1,429	Broadridge Financial Solutions, Inc.	23,664
541	Brocade Communications Systems, Inc.*	3,971

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,851	CA, Inc.	$32,300
888	Ciena Corp.*	9,768
1,873	Citrix Systems, Inc.*	58,831
2,948	Cognizant Technology Solutions Corp., Class A*	74,260
713	CommScope, Inc.*	18,709
1,477	Compuware Corp.*	11,269
378	Cree, Inc.*	11,503
1,408	Cypress Semiconductor Corp.*	12,109
561	Diebold, Inc.	13,868
515	Dolby Laboratories, Inc., Class A*	18,571
337	DST Systems, Inc.*	12,907
31	EchoStar Corp., Class A*	497
3,250	Electronic Arts, Inc.*	74,717
334	Equinix, Inc.*	24,850
836	F5 Networks, Inc.*	26,551
436	Factset Research Systems, Inc.	23,064
452	Fidelity National Information Services, Inc.	8,706
1,586	Fiserv, Inc.*	67,183
1,533	FLIR Systems, Inc.*	34,431
590	Genpact Ltd.*	6,171
812	Global Payments, Inc.	29,200
1,375	Harris Corp.	42,735
994	Hewitt Associates, Inc., Class A*	28,826
131	IAC/InterActiveCorp*	2,117
787	Integrated Device Technology, Inc.*	4,431
163	International Rectifier Corp.*	2,359
431	Intersil Corp., Class A	5,280
3,276	Intuit, Inc.*	89,173
375	Itron, Inc.*	21,877
1,029	Jabil Circuit, Inc.	8,057
1,145	JDS Uniphase Corp.*	6,172
5,358	Juniper Networks, Inc.*	132,503
1,625	Kla-Tencor Corp.	43,875
1,167	Lam Research Corp.*	30,564
226	Lender Processing Services, Inc.	6,565
2,264	Linear Technology Corp.	53,000
4,931	LSI Corp.*	22,042
4,950	Marvell Technology Group Ltd.*	56,578
1,387	McAfee, Inc.*	54,412
2,324	MEMC Electronic Materials, Inc.*	44,830
916	Metavante Technologies, Inc.*	23,495
1,888	Microchip Technology, Inc.	40,724
1,080	Micron Technology, Inc.*	5,465
391	Molex, Inc.	5,974
578	National Instruments Corp.	12,259
2,341	National Semiconductor Corp.	32,493
1,451	NCR Corp.*	15,584
3,506	NetApp, Inc.*	68,367
738	NeuStar, Inc., Class A*	14,797
1,617	Novell, Inc.*	6,727
307	Novellus Systems, Inc.*	5,504
2,001	Nuance Communications, Inc.*	24,812
5,662	Nvidia Corp.*	59,055
4,159	ON Semiconductor Corp.*	28,489
3,303	Paychex, Inc.	90,403
1,066	Rambus, Inc.*	13,805
1,946	Red Hat, Inc.*	38,823
348	SAIC, Inc.*	6,080
1,073	Salesforce.com, Inc.*	40,720
452	SanDisk Corp.*	7,078
2,394	Seagate Technology	20,852
472	Silicon Laboratories, Inc.*	15,869
289	Sohu.com, Inc.*	18,247
72	Tech Data Corp.*	2,305
899	Teradata Corp.*	19,418
1,098	Teradyne, Inc.*	7,851
1,669	Total System Services, Inc.	22,782
1,239	Trimble Navigation Ltd.*	23,764
2,003	Unisys Corp.*	2,784
757	Varian Semiconductor Equipment Associates, Inc.*	17,805
1,987	VeriSign, Inc.*	46,516
79	WebMD Health Corp., Class A*	2,146
2,260	Western Digital Corp.*	56,161
2,850	Xilinx, Inc.	59,109
580	Zebra Technologies Corp., Class A*	12,661
		2,843,393
	Materials - 3.8%

845	Airgas, Inc.	35,710
1,143	AK Steel Holding Corp.	16,345
933	Albemarle Corp.	26,329
1,032	Allegheny Technologies, Inc.	36,543
129	Aptargroup, Inc.	4,000
150	Ball Corp.	5,970
30	Carpenter Technology Corp.	674
1,273	Celanese Corp., Class A	26,109
266	Century Aluminum Co.*	1,599
494	CF Industries Holdings, Inc.	38,354
1,337	Cliffs Natural Resources, Inc.	36,433
1,638	Crown Holdings, Inc.*	38,493
395	Eagle Materials, Inc.	9,717
1,781	Ecolab, Inc.	66,520
296	FMC Corp.	16,088
340	Greif, Inc., Class A	16,429
179	Huntsman Corp.	1,131
822	International Flavors & Fragrances, Inc.	26,222
188	Intrepid Potash, Inc.*	6,129
421	Martin Marietta Materials, Inc.	34,299
1,336	Nalco Holding Co.	23,193
487	Owens-Illinois, Inc.*	13,943
247	Packaging Corp. of America	3,982
184	PPG Industries, Inc.	8,183
28	Schnitzer Steel Industries, Inc., Class A	1,527
348	Scotts Miracle-Gro Co. (The), Class A	11,936
657	Sigma-Aldrich Corp.	31,838
451	Steel Dynamics, Inc.	6,738
1,042	Terra Industries, Inc.	28,957
161	Titanium Metals Corp.	1,491
23	Valhi, Inc.	249
540	Walter Energy, Inc.	17,626
		592,757
	Telecommunication Services - 2.5%

4,047	American Tower Corp., Class A*	128,978
612	Clearwire Corp., Class A*	2,723
597	Crown Castle International Corp.*	14,483
757	Embarq Corp.	31,809
735	Frontier Communications Corp.	5,351
47	Leap Wireless International, Inc.*	1,762
15,839	Level 3 Communications, Inc.*	16,948
2,486	MetroPCS Communications, Inc.*	42,585
1,710	NII Holdings, Inc.*	34,987
7,629	Qwest Communications International, Inc.	33,262
1,190	SBA Communications Corp., Class A*	30,428
451	Telephone & Data Systems, Inc.	13,670
71	United States Cellular Corp.*	2,949
2,273	Windstream Corp.	19,116
		379,051

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Utilities - 3.1%
6,856	AES Corp. (The)*	$68,491
1,715	Allegheny Energy, Inc.	42,875
3,613	Calpine Corp.*	48,956
2,247	Centerpoint Energy, Inc.	22,740
1,860	Constellation Energy Group, Inc.	50,741
89	DPL, Inc.	1,937
138	Energen Corp.	5,136
1,336	EQT Corp.	49,766
941	Mirant Corp.*	14,689
1,021	NRG Energy, Inc.*	22,973
630	NV Energy, Inc.	6,300
3,807	PPL Corp.	123,613
670	Questar Corp.	22,706
		480,923
	Total Common Stocks
	(Cost $12,152,221)	13,709,781

Principal Amount
	Repurchase Agreements (a) - 4.2%
$19,205	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $19,206(b)	19,205
8,799	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $8,799(d)	8,799
96,026	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $96,027(c)	96,026
38,411	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $38,412(e)	38,411
57,616	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $57,618(f)	57,616
13,444	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $13,444(g)	13,444
115,232	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $115,234(h)	115,232
76,821	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $76,824(i)	76,821
211,258	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $211,261(j)	211,258
17,410	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $17,410(k)	17,410
	Total Repurchase Agreements (Cost $654,222)	654,222
	Total Investments (Cost $12,806,443) — 92.9%	14,364,003
	Other assets less liabilities — 7.1%	1,095,695
	Net Assets — 100.0%	$15,459,698

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $3,115,868.

(b)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $19,589. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $97,947. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $8,975. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $39,179. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $58,769. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $13,713. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $117,537. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $78,358. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(j)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $215,483. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $17,758. The investment in the repurchase agreement was through participation in a pooled account.

REIT       Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,725,431)
Net unrealized depreciation	$(3,725,431)
Federal income tax cost of investments	$18,089,434

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	$3,674,031	$(39,602)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	5,669,509	(17,361)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	2,529,674	535,053

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	5,129,289	638,953

	$17,002,503	$1,117,043

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) - 86.0%
	Consumer Discretionary - 10.4%

884	99 Cents Only Stores*	$8,283
1,916	Aaron’s, Inc.	62,404
505	AFC Enterprises, Inc.*	3,515
865	AH Belo Corp., Class A	1,038
1,945	American Axle & Manufacturing Holdings, Inc.	3,968
1,665	American Greetings Corp., Class A	11,405
424	America’s Car-Mart, Inc.*	6,932
1,073	Ameristar Casinos, Inc.	21,535
3,112	ArvinMeritor, Inc.	7,936
1,348	Asbury Automotive Group, Inc.	12,806
736	Audiovox Corp., Class A*	4,284
1,657	Beazer Homes USA, Inc.*	4,225
1,258	Bebe Stores, Inc.	10,139
3,763	Belo Corp., Class A	6,773
922	Big 5 Sporting Goods Corp.	10,004
160	BJ’s Restaurants, Inc.*	2,294
7,472	Blockbuster, Inc., Class A*	5,230
542	Bluegreen Corp.*	1,453
258	Blyth, Inc.	8,568
1,309	Bob Evans Farms, Inc.	33,772
1,221	Borders Group, Inc.*	3,260
395	Brookfield Homes Corp.	1,639
1,787	Brown Shoe Co., Inc.	14,510
3,699	Brunswick Corp.	17,089
701	Build-A-Bear Workshop, Inc.*	3,140
1,659	Cabela’s, Inc.*	22,048
195	Cache, Inc.*	792
219	California Pizza Kitchen, Inc.*	3,055
2,799	Callaway Golf Co.	19,929
2,390	Carter’s, Inc.*	56,524
1,574	Casual Male Retail Group, Inc.*	2,755
948	Cato Corp. (The), Class A	18,240
62	Cavco Industries, Inc.*	1,426
105	CEC Entertainment, Inc.*	3,374
1,686	Champion Enterprises, Inc.*	742
744	Charlotte Russe Holding, Inc.*	7,552
4,783	Charming Shoppes, Inc.*	17,984
147	Cherokee, Inc.	3,052
5,119	Chico’s FAS, Inc.*	49,961
986	Children’s Place Retail Stores, Inc. (The)*	35,407
475	Christopher & Banks Corp.	2,461
404	Churchill Downs, Inc.	15,728
804	Cinemark Holdings, Inc.	8,538
944	CKX, Inc.*	6,580
2,699	Collective Brands, Inc.*	39,837
523	Columbia Sportswear Co.	16,584
413	Conn’s, Inc.*	4,118
2,487	Cooper Tire & Rubber Co.	26,362
397	Core-Mark Holding Co., Inc.*	10,366
302	Cracker Barrel Old Country Store, Inc.	9,489
260	CROCS, Inc.*	757
262	Crown Media Holdings, Inc. , Class A*	621
312	CSS Industries, Inc.	5,678
1,046	Cumulus Media, Inc., Class A*	1,203
4,180	Dana Holding Corp.*	5,476
2,409	Dillard’s, Inc., Class A	22,765
1,656	Domino’s Pizza, Inc.*	15,003
463	Dorman Products, Inc.*	6,575
1,900	Dress Barn, Inc.*	30,077
760	Drew Industries, Inc.*	10,906
244	DSW, Inc., Class A*	2,774
88	Einstein Noah Restaurant Group, Inc.*	694
1,084	Entercom Communications Corp. , Class A	1,724
1,200	Entravision Communications Corp. , Class A*	540
1,039	Ethan Allen Interiors, Inc.	12,738
1,235	Finish Line (The), Class A	8,534
282	Fisher Communications, Inc.	3,471
1,686	Fred’s, Inc., Class A	21,631
27	Fuel Systems Solutions, Inc.*	571
1,755	Furniture Brands International, Inc.	7,318
196	G-III Apparel Group Ltd.*	1,311
1,725	Gaylord Entertainment Co.*	24,495
810	Genesco, Inc.*	20,890
56	Grand Canyon Education, Inc.*	759
1,803	Gray Television, Inc.	1,226
1,017	Great Wolf Resorts, Inc.*	2,756
979	Group 1 Automotive, Inc.	20,960
337	Gymboree Corp.*	12,418
1,351	Harte-Hanks, Inc.	11,389
545	Haverty Furniture Cos., Inc.	5,733
1,275	Helen of Troy Ltd.*	24,620
365	Hooker Furniture Corp.	4,526
1,846	HOT Topic, Inc.*	13,310
1,959	Hovnanian Enterprises, Inc. , Class A*	5,250
706	Iconix Brand Group, Inc.*	11,430
811	Interactive Data Corp.	19,018
667	Isle of Capri Casinos, Inc.*	8,764
940	Jack in the Box, Inc.*	24,722
1,200	Jackson Hewitt Tax Service, Inc.	4,764
1,157	Jakks Pacific, Inc.*	14,752
1,071	Jo-Ann Stores, Inc.*	23,144
606	JoS. A. Bank Clothiers, Inc.*	22,937
1,783	Journal Communications, Inc. , Class A	2,692
380	Kenneth Cole Productions, Inc. , Class A	2,645
1,198	Knology, Inc.*	9,584
1,094	K-Swiss, Inc., Class A	9,573
492	Landry’s Restaurants, Inc.*	4,954
2,171	La-Z-Boy, Inc.	4,060
2,706	Lear Corp.*	3,355
1,896	Lee Enterprises, Inc.	1,896
1,129	LIN TV Corp., Class A*	2,247
93	Lincoln Educational Services Corp.*	1,715
3,200	Live Nation, Inc.*	18,304
685	Lodgian, Inc.*	1,302
911	Luby’s, Inc.*	3,936
776	M/I Homes, Inc.	8,971
476	Maidenform Brands, Inc.*	6,150
855	Marcus Corp.	9,345
281	Marine Products Corp.	978
690	MarineMax, Inc.*	2,042
71	Matthews International Corp. , Class A	2,027
2,402	McClatchy Co. (The), Class A	2,018
965	Media General, Inc., Class A	2,577
1,662	Mediacom Communications Corp. , Class A*	9,955
1,935	Men’s Wearhouse, Inc. (The)	33,069
1,296	Meritage Homes Corp.*	27,048
1,362	Modine Manufacturing Co.	6,088
279	Monarch Casino & Resort, Inc.*	2,268
632	Monro Muffler, Inc.	16,887
104	Morgans Hotel Group Co.*	418
672	Movado Group, Inc.	5,094
174	National Presto Industries, Inc.	14,178
962	Nautilus, Inc.*	1,337
824	New York & Co., Inc.*	2,966
765	O’Charleys, Inc.	6,174

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,448	Orbitz Worldwide, Inc.*	$3,128
632	Outdoor Channel Holdings, Inc.*	4,424
601	Oxford Industries, Inc.	5,571
71	P.F. Chang’s China Bistro, Inc.*	2,268
2,775	Pacific Sunwear of California*	11,905
418	Palm Harbor Homes, Inc.*	949
208	Papa John’s International, Inc.*	5,637
1,874	PEP Boys-Manny Moe & Jack	13,212
204	Perry Ellis International, Inc.*	1,667
3,140	Pier 1 Imports, Inc.*	6,280
2,532	Pinnacle Entertainment, Inc.*	26,966
381	Playboy Enterprises, Inc., Class B*	1,269
164	Polaris Industries, Inc.	5,210
384	Pool Corp.	6,693
1,064	Primedia, Inc.	2,511
5,322	Quiksilver, Inc.*	16,232
896	Raser Technologies, Inc.*	3,521
735	RC2 Corp.*	8,842
742	RCN Corp.*	4,081
69	Red Robin Gourmet Burgers, Inc.*	1,194
1,816	Regis Corp.	31,834
2,818	Rent-A-Center, Inc.*	55,036
1,158	Retail Ventures, Inc.*	3,022
334	Rex Stores Corp.*	3,393
479	RHI Entertainment, Inc.*	1,494
86	Riviera Holdings Corp.*	119
2,184	Ruby Tuesday, Inc.*	13,497
708	Russ Berrie & Co., Inc.*	2,237
376	Ruth’s Hospitality Group, Inc.*	1,451
1,789	Ryland Group, Inc.	30,556
271	Sally Beauty Holdings, Inc.*	1,927
1,016	Scholastic Corp.	19,914
1,867	Sealy Corp.*	3,547
374	Shoe Carnival, Inc.*	3,976
1,327	Sinclair Broadcast Group, Inc. , Class A	2,336
1,289	Skechers U.S.A., Inc., Class A*	12,245
288	Skyline Corp.	5,723
1,101	Sonic Automotive, Inc., Class A	10,471
397	Sonic Corp.*	3,744
1,263	Spartan Motors, Inc.	11,923
575	Speedway Motorsports, Inc.	8,797
1,618	Stage Stores, Inc.	19,626
4,245	Standard Pacific Corp.*	10,358
1,212	Steak n Shake Co. (The)*	10,508
1,066	Stein Mart, Inc.*	7,387
259	Steiner Leisure Ltd.*	7,550
290	Steinway Musical Instruments, Inc.*	3,181
745	Steven Madden Ltd.*	20,279
3,531	Stewart Enterprises, Inc., Class A	14,583
618	Stoneridge, Inc.*	1,996
973	Superior Industries International, Inc.	11,754
280	Syms Corp.*	1,904
276	Systemax, Inc.*	3,387
1,032	Talbots, Inc.	3,457
1,205	Tempur-Pedic International, Inc.	13,291
1,968	Tenneco, Inc.*	12,044
2,018	Timberland Co. (The), Class A*	29,019
353	Tractor Supply Co.*	13,548
1,278	Tuesday Morning Corp.*	4,486
217	Tween Brands, Inc.*	1,144
1,906	Unifi, Inc.*	2,954
606	Unifirst Corp.	20,695
44	Universal Electronics, Inc.*	863
535	Universal Technical Institute, Inc.*	7,442
70	Vail Resorts, Inc.*	1,924
1,037	Valassis Communications, Inc.*	6,689
2,294	Wendy’s/Arby’s Group, Inc. , Class A	9,635
133	Weyco Group, Inc.	3,196
1,351	Zale Corp.*	5,269
		1,920,160
	Consumer Staples - 4.1%

34	Alico, Inc.	869
1,059	Alliance One International, Inc.*	5,041
91	American Dairy, Inc.*	3,308
764	Andersons, Inc. (The)	19,176
3	Arden Group, Inc., Class A	384
782	B&G Foods, Inc., Class A	5,669
49	Cal-Maine Foods, Inc.	1,198
2,141	Casey’s General Stores, Inc.	54,017
2,718	Central Garden and Pet Co. , Class A*	26,772
43	Chattem, Inc.*	2,568
1,828	Chiquita Brands International, Inc.*	19,103
1,031	Elizabeth Arden, Inc.*	7,269
285	Farmer Bros Co.	6,358
1,296	Flowers Foods, Inc.	27,436
1,771	Fresh Del Monte Produce, Inc.*	31,418
953	Great Atlantic & Pacific Tea Co.*	3,774
141	Griffin Land & Nurseries, Inc.	4,069
1,526	Hain Celestial Group, Inc. (The)*	26,201
503	Imperial Sugar Co.	5,201
531	Ingles Markets, Inc., Class A	7,933
560	Inter Parfums, Inc.	4,698
598	J&J Snack Foods Corp.	22,437
901	Lance, Inc.	19,218
561	Mannatech, Inc.	1,722
538	Nash Finch Co.	15,769
422	National Beverage Corp.*	4,537
709	Nu Skin Enterprises, Inc., Class A	10,288
775	Omega Protein Corp.*	3,619
773	Pantry, Inc. (The)*	15,398
1,425	Prestige Brands Holdings, Inc.*	8,878
2,129	Ralcorp Holdings, Inc.*	121,928
754	Reddy Ice Holdings, Inc.	1,500
1,680	Ruddick Corp.	42,269
718	Sanderson Farms, Inc.	31,312
370	Schiff Nutrition International, Inc.*	1,795
614	Smart Balance, Inc.*	4,544
813	Spartan Stores, Inc.	10,089
2,470	Star Scientific, Inc.*	12,350
329	Susser Holdings Corp.*	4,468
686	Tootsie Roll Industries, Inc.	15,435
1,318	TreeHouse Foods, Inc.*	35,230
1,255	United Natural Foods, Inc.*	28,526
1,073	Universal Corp.	39,733
270	Village Super Market, Inc., Class A	7,817
370	WD-40 Co.	9,613
466	Weis Markets, Inc.	16,277
964	Winn-Dixie Stores, Inc.*	14,711
		761,925
	Energy - 2.7%

1,183	Allis-Chalmers Energy, Inc.*	3,218
457	Alon USA Energy, Inc.	6,069
1,173	American Oil & Gas, Inc.*	1,114
660	Berry Petroleum Co., Class A	12,883
829	Bill Barrett Corp.*	28,211
1,549	BMB Munai, Inc.*	2,447
3,322	Brigham Exploration Co.*	11,228
1,022	Bristow Group, Inc.*	32,326
1,109	Bronco Drilling Co., Inc.*	6,588
1,732	Cal Dive International, Inc.*	17,476
885	Callon Petroleum Co.*	2,336

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
530	Cheniere Energy, Inc.*	$2,200
2,027	Complete Production Services, Inc.*	14,351
111	Dawson Geophysical Co.*	2,982
560	Delek U.S. Holdings, Inc.	5,740
1,091	DHT Maritime, Inc.	6,295
4,748	Energy XXI Bermuda Ltd.	2,991
372	EXCO Resources, Inc.*	5,725
91	Geokinetics, Inc.*	1,203
679	GeoMet, Inc.*	849
568	GMX Resources, Inc.*	10,037
240	Golar LNG Ltd.	1,855
230	Gulfmark Offshore, Inc.*	7,015
751	Gulfport Energy Corp.*	4,671
1,391	Harvest Natural Resources, Inc.*	7,331
979	Hornbeck Offshore Services, Inc.*	27,157
414	Lufkin Industries, Inc.	18,787
3,276	Meridian Resource Corp.*	1,605
97	National Coal Corp.*	177
3,794	Newpark Resources, Inc.*	10,927
1,303	Nordic American Tanker Shipping	43,703
6,983	Oilsands Quest, Inc.*	7,123
386	Pacific Ethanol, Inc.*	147
3,921	Parker Drilling Co.*	18,350
934	Petroquest Energy, Inc.*	5,174
187	PHI, Inc. (Non-Voting)*	2,953
1,842	Pioneer Drilling Co.*	11,531
85	Quest Resource Corp.*	47
985	RAM Energy Resources, Inc.*	965
2,172	Rosetta Resources, Inc.*	18,962
1,202	Stone Energy Corp.*	10,157
234	Superior Well Services, Inc.*	2,349
1,290	Swift Energy Co.*	21,195
714	Toreador Resources Corp.*	2,763
573	Trico Marine Services, Inc.*	1,690
352	Union Drilling, Inc.*	3,446
393	Uranium Resources, Inc.*	487
3,258	USEC, Inc.*	17,430
1,712	Vaalco Energy, Inc.*	7,807
1,261	Western Refining, Inc.*	17,969
33	Westmoreland Coal Co.*	290
1,213	World Fuel Services Corp.	51,480
		501,812
	Financials - 29.6%

630	1st Source Corp.	11,277
941	Abington Bancorp, Inc.	7,631
863	Acadia Realty Trust (REIT)	11,581
1,221	Advance America Cash Advance Centers, Inc.	5,494
1,617	Advanta Corp., Class B	1,132
329	Agree Realty Corp. (REIT)	5,702
30	Alexander’s, Inc. (REIT)	8,100
12,113	Ambac Financial Group, Inc.	15,141
844	Amcore Financial, Inc.	903
2,204	American Campus Communities, Inc. (REIT)	50,670
422	American Capital Agency Corp. (REIT)	8,018
2,306	American Equity Investment Life Holding Co.	13,398
321	American Physicians Capital, Inc.	12,381
448	American Safety Insurance Holdings Ltd.*	5,587
573	Ameris Bancorp	3,593
795	Amerisafe, Inc.*	12,839
272	Ames National Corp.	5,568
831	Ampal-American Israel Corp. , Class A*	2,053
630	Amtrust Financial Services, Inc.	6,029
804	Anchor Bancorp Wisconsin, Inc.	1,037
2,642	Anthracite Capital, Inc. (REIT)	2,853
4,185	Anworth Mortgage Asset Corp. (REIT)	27,872
6,006	Apollo Investment Corp.	33,093
599	Arbor Realty Trust, Inc. (REIT)	934
4,103	Ares Capital Corp.	31,388
845	Argo Group International Holdings Ltd.*	23,694
386	Arrow Financial Corp.	9,689
3,065	Ashford Hospitality Trust, Inc. (REIT)	12,413
3,606	Aspen Insurance Holdings Ltd.	83,263
126	Asset Acceptance Capital Corp.*	1,084
230	Associated Estates Realty Corp. (REIT)	1,373
2,355	Assured Guaranty Ltd.	30,874
257	Avatar Holdings, Inc.*	4,541
362	Baldwin & Lyons, Inc., Class B	7,121
312	Bancfirst Corp.	12,037
1,152	Banco Latinoamericano de Exportaciones S.A., Class E	14,596
740	BancTrust Financial Group, Inc.	3,086
2,037	Bank Mutual Corp.	18,476
522	Bank of the Ozarks, Inc.	13,201
831	BankFinancial Corp.	7,446
632	Banner Corp.	3,887
1,383	Beneficial Mutual Bancorp, Inc.*	13,221
579	Berkshire Hills Bancorp, Inc.	12,391
615	BGC Partners, Inc., Class A	2,073
4,140	BioMed Realty Trust, Inc. (REIT)	40,696
549	BlackRock Kelso Capital Corp.	3,574
2,451	Boston Private Financial Holdings, Inc.	12,206
885	Broadpoint Securities Group, Inc.*	3,876
2,458	Brookline Bancorp, Inc.	24,187
143	Brooklyn Federal Bancorp, Inc.	1,690
290	Bryn Mawr Bank Corp.	5,263
849	Calamos Asset Management, Inc. , Class A	10,545
325	Camden National Corp.	10,618
497	Capital City Bank Group, Inc.	7,038
129	Capital Southwest Corp.	9,236
702	Capital Trust, Inc./NY, Class A (REIT)	1,130
608	Capitol Bancorp Ltd.	2,426
1,890	CapLease, Inc. (REIT)	5,859
2,666	Capstead Mortgage Corp. (REIT)	31,805
443	Cardinal Financial Corp.	3,593
561	Care Investment Trust, Inc. (REIT)	3,338
940	Cascade Bancorp	1,814
689	Cash America International, Inc.	15,861
2,087	Cathay General Bancorp	21,621
1,617	Cedar Shopping Centers, Inc. (REIT)	8,344
390	Centerstate Banks of Florida, Inc.	3,526
1,212	Central Pacific Financial Corp.	7,248
1,006	Chemical Financial Corp.	18,973
16,113	Chimera Investment Corp. (REIT)	56,234
379	Citizens & Northern Corp.	7,914
5,322	Citizens Republic Bancorp, Inc.*	6,067
1,668	Citizens, Inc./TX*	10,992
578	City Bank/WA	1,734
681	City Holding Co.	21,615
443	Clifton Savings Bancorp, Inc.	4,430
706	CNA Surety Corp.*	10,710
796	CoBiz Financial, Inc.	5,174
564	Cogdell Spencer, Inc. (REIT)	2,115
268	Cohen & Steers, Inc.	4,135

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,523	Colonial BancGroup, Inc. (The)	$11,080
2,003	Colonial Properties Trust (REIT)	15,583
764	Columbia Banking System, Inc.	8,305
1,378	Community Bank System, Inc.	21,359
633	Community Trust Bancorp, Inc.	17,426
1,006	Compass Diversified Holdings	8,853
680	CompuCredit Corp.*	2,033
77	Consolidated-Tomoka Land Co.	2,428
1,977	Corporate Office Properties Trust (REIT)	58,677
1,592	Corus Bankshares, Inc.*	462
767	Cousins Properties, Inc. (REIT)	6,903
1,021	Crawford & Co., Class B*	4,554
90	Credit Acceptance Corp.*	1,919
2,793	CVB Financial Corp.	17,736
423	Danvers Bancorp, Inc.	6,252
7,251	DCT Industrial Trust, Inc. (REIT)	32,484
1,845	Delphi Financial Group, Inc. , Class A	35,129
4,560	DiamondRock Hospitality Co. (REIT)	29,640
994	Dime Community Bancshares	8,857
495	Donegal Group, Inc., Class A	7,484
212	Doral Financial Corp.*	748
224	DuPont Fabros Technology, Inc. (REIT)	2,121
2,679	East West Bancorp, Inc.	21,620
721	EastGroup Properties, Inc. (REIT)	24,593
1,204	Education Realty Trust, Inc. (REIT)	5,611
247	EMC Insurance Group, Inc.	5,394
1,861	Employers Holdings, Inc.	22,723
272	Encore Bancshares, Inc.*	1,828
578	Encore Capital Group, Inc.*	7,445
100	Enstar Group Ltd.*	5,520
228	Enterprise Financial Services Corp.	1,797
1,467	Entertainment Properties Trust (REIT)	29,809
70	Epoch Holding Corp.	446
308	Equity Lifestyle Properties, Inc. (REIT)	12,086
1,531	Equity One, Inc. (REIT)	22,108
661	ESSA Bancorp, Inc.	9,221
437	Evercore Partners, Inc., Class A	8,443
3,611	Extra Space Storage, Inc. (REIT)	27,119
262	Farmers Capital Bank Corp.	5,725
541	FBL Financial Group, Inc., Class A	3,922
1,081	FBR Capital Markets Corp.*	5,459
400	Federal Agricultural Mortgage Corp., Class C	2,500
2,656	FelCor Lodging Trust, Inc. (REIT)	8,287
338	Fifth Street Finance Corp.	3,238
1,075	Financial Federal Corp.	26,649
463	Financial Institutions, Inc.	5,348
728	First Acceptance Corp.*	1,427
366	First Bancorp, Inc./ME	6,193
606	First Bancorp/NC	8,357
3,004	First Bancorp/Puerto Rico	14,690
1,073	First Busey Corp.	8,316
54	First Cash Financial Services, Inc.*	816
3,591	First Commonwealth Financial Corp.	26,573
402	First Community Bancshares, Inc./VA	7,011
1,583	First Financial Bancorp	13,503
721	First Financial Bankshares, Inc.	35,206
478	First Financial Corp./IN	16,085
493	First Financial Holdings, Inc.	4,402
869	First Financial Northwest, Inc.	7,638
1,871	First Industrial Realty Trust, Inc. (REIT)	7,540
1,398	First Marblehead Corp. (The)*	2,460
926	First Merchants Corp.	9,158
499	First Mercury Financial Corp.*	7,325
2,051	First Midwest Bancorp, Inc./IL	17,844
6,323	First Niagara Financial Group, Inc.	80,239
717	First Place Financial Corp./OH	3,026
1,155	First Potomac Realty Trust (REIT)	12,116
339	First South Bancorp, Inc./NC	3,356
3,438	FirstMerit Corp.	59,856
3,532	Flagstar Bancorp, Inc.*	3,355
1,272	Flagstone Reinsurance Holdings Ltd.	12,186
904	Flushing Financial Corp.	9,004
3,632	FNB Corp./PA	24,262
1,391	Forestar Group, Inc.*	16,915
261	Fox Chase Bancorp, Inc.*	2,589
324	FPIC Insurance Group, Inc.*	9,636
2,494	Franklin Street Properties Corp. (REIT)	31,424
6,244	Friedman Billings Ramsey Group, Inc., Class A (REIT)*	2,373
1,985	Frontier Financial Corp.	2,958
218	GAMCO Investors, Inc., Class A	11,456
732	Getty Realty Corp. (REIT)	13,352
2,563	Glacier Bancorp, Inc.	42,469
891	Gladstone Capital Corp.	6,353
932	Gladstone Investment Corp.	3,952
1,596	Glimcher Realty Trust (REIT)	4,405
1,758	Gramercy Capital Corp./NY (REIT)	3,938
554	Green Bankshares, Inc.	3,119
1,216	Greenlight Capital Re Ltd. , Class A*	20,064
232	Grubb & Ellis Co.	160
2,224	Guaranty Bancorp*	3,469
3,830	Guaranty Financial Group, Inc.*	1,226
249	Hallmark Financial Services*	1,733
1,008	Hancock Holding Co.	35,209
1,572	Hanmi Financial Corp.	2,264
523	Harleysville Group, Inc.	15,319
1,807	Harleysville National Corp.	11,402
1,092	Harris & Harris Group, Inc.*	4,827
656	Hatteras Financial Corp. (REIT)	16,348
2,484	Healthcare Realty Trust, Inc. (REIT)	40,911
553	Heartland Financial USA, Inc.	8,361
1,492	Hercules Technology Growth Capital, Inc.	11,190
438	Heritage Commerce Corp.	2,659
2,033	Hersha Hospitality Trust (REIT)	5,570
2,538	Highwoods Properties, Inc. (REIT)	57,410
1,902	Hilltop Holdings, Inc.*	22,615
560	Home Bancshares, Inc./AR	11,172
278	Home Federal Bancorp, Inc./ID	2,630
763	Home Properties, Inc. (REIT)	25,408
1,716	Horace Mann Educators Corp.	15,495
671	Iberiabank Corp.	29,202
274	Independence Holding Co.	1,986
878	Independent Bank Corp./MA	17,841
605	Infinity Property & Casualty Corp.	22,270
2,091	Inland Real Estate Corp. (REIT)	14,595
873	Integra Bank Corp.	1,283
2,154	International Bancshares Corp.	24,168
1,861	Investors Bancorp, Inc.*	16,228
2,424	Investors Real Estate Trust (REIT)	21,574
2,362	IPC Holdings Ltd.	58,696
193	Kansas City Life Insurance Co.	4,535
424	Kayne Anderson Energy Development Co.	5,228
1,103	KBW, Inc.*	28,711
749	Kearny Financial Corp.	8,404
1,738	Kite Realty Group Trust (REIT)	5,631
3,480	Knight Capital Group, Inc., Class A*	59,891
731	Kohlberg Capital Corp.	3,041
1,930	LaBranche & Co., Inc.*	8,318

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
852	Lakeland Bancorp, Inc.	$9,023
517	Lakeland Financial Corp.	9,658
2,256	LaSalle Hotel Properties (REIT)	30,862
3,563	Lexington Realty Trust (REIT)	15,107
34	Life Partners Holdings, Inc.	540
974	LTC Properties, Inc. (REIT)	20,269
1,615	Maguire Properties, Inc. (REIT)*	1,696
2,075	Maiden Holdings Ltd.	10,603
850	MainSource Financial Group, Inc.	6,774
1,309	MarketAxess Holdings, Inc.*	13,810
198	Maui Land & Pineapple Co., Inc.*	1,723
2,384	Max Capital Group Ltd.	37,691
1,467	MB Financial, Inc.	14,978
3,193	MCG Capital Corp.	6,897
2,343	Meadowbrook Insurance Group, Inc.	17,315
627	Medallion Financial Corp.	4,634
3,365	Medical Properties Trust, Inc. (REIT)	21,199
444	Meridian Interstate Bancorp, Inc.*	3,752
9,405	MFA Financial, Inc. (REIT)	58,875
521	Mid-America Apartment Communities, Inc. (REIT)	18,907
937	Midwest Banc Holdings, Inc.	1,134
918	Mission West Properties, Inc. (REIT)	6,398
835	Monmouth Real Estate Investment Corp., Class A (REIT)	5,035
3,646	Montpelier Re Holdings Ltd.	48,783
1,026	MVC Capital, Inc.	8,311
962	Nara Bancorp, Inc.	4,271
144	NASB Financial, Inc.	4,156
1,668	National Financial Partners Corp.	10,091
940	National Health Investors, Inc. (REIT)	24,844
259	National Interstate Corp.	4,141
3,547	National Penn Bancshares, Inc.	21,495
3,307	National Retail Properties, Inc. (REIT)	56,583
96	National Western Life Insurance Co., Class A	11,509
556	Navigators Group, Inc.*	24,319
1,445	NBT Bancorp, Inc.	31,703
739	Nelnet, Inc., Class A*	6,252
4,586	NewAlliance Bancshares, Inc.	59,343
2,229	Newcastle Investment Corp. (REIT)	1,583
696	NewStar Financial, Inc.*	2,095
913	NGP Capital Resources Co.	7,194
831	Northfield Bancorp, Inc.	8,875
2,516	NorthStar Realty Finance Corp. (REIT)	8,353
720	Northwest Bancorp, Inc.	13,284
188	NYMAGIC, Inc.	2,820
373	OceanFirst Financial Corp.	4,681
1,618	Ocwen Financial Corp.*	20,193
929	Odyssey Re Holdings Corp.	37,355
2,796	Old National Bancorp/IN	33,524
580	Old Second Bancorp, Inc.	3,718
3,047	Omega Healthcare Investors, Inc. (REIT)	48,661
355	One Liberty Properties, Inc. (REIT)	2,183
339	Oppenheimer Holdings Inc., Class A	5,038
1,026	Oriental Financial Group, Inc.	10,168
72	Oritani Financial Corp.*	974
1,947	Pacific Capital Bancorp N.A.	9,754
485	Pacific Continental Corp.	5,888
1,179	PacWest Bancorp	16,659
466	Park National Corp.	29,358
913	Parkway Properties, Inc./MD (REIT)	11,905
874	Patriot Capital Funding, Inc.	1,652
351	Peapack Gladstone Financial Corp.	5,932
890	PennantPark Investment Corp.	6,052
219	Pennsylvania Commerce Bancorp, Inc.*	3,977
1,486	Pennsylvania Real Estate Investment Trust (REIT)	8,292
710	Penson Worldwide, Inc.*	7,015
435	Peoples Bancorp, Inc./OH	7,713
2,286	PHH Corp.*	35,204
4,831	Phoenix Cos, Inc. (The)	9,710
683	Pico Holdings, Inc.*	19,076
776	Pinnacle Financial Partners, Inc.*	11,252
831	Piper Jaffray Cos.*	29,974
2,245	Platinum Underwriters Holdings Ltd.	64,723
1,342	PMA Capital Corp., Class A*	6,522
3,430	PMI Group, Inc. (The)	5,968
220	Portfolio Recovery Associates, Inc.*	7,913
1,863	Post Properties, Inc. (REIT)	28,373
1,060	Potlatch Corp. (REIT)	27,751
905	Premierwest Bancorp	3,231
915	Presidential Life Corp.	7,887
451	Primus Guaranty Ltd.*	1,254
1,354	ProAssurance Corp.*	61,214
1,814	Prospect Capital Corp.	15,455
1,655	Prosperity Bancshares, Inc.	46,439
2,520	Provident Financial Services, Inc.	24,797
1,693	Provident New York Bancorp	13,984
451	PS Business Parks, Inc. (REIT)	20,236
3,396	Radian Group, Inc.	9,611
2,617	RAIT Financial Trust (REIT)	3,245
664	Ramco-Gershenson Properties Trust (REIT)	5,983
4,278	Realty Income Corp. (REIT)	91,850
2,538	Redwood Trust, Inc. (REIT)	40,405
885	Renasant Corp.	12,124
390	Republic Bancorp, Inc./KY, Class A	9,457
414	Resource America, Inc., Class A	2,190
898	Resource Capital Corp. (REIT)	2,954
788	RLI Corp.	36,926
375	Rockville Financial, Inc.	4,050
370	Roma Financial Corp.	4,655
1,005	S&T Bancorp, Inc.	15,015
4,737	Safeguard Scientifics, Inc.*	4,974
687	Safety Insurance Group, Inc.	21,441
822	Sanders Morris Harris Group, Inc.	4,439
693	Sandy Spring Bancorp, Inc.	9,459
185	Santander BanCorp	1,362
143	Saul Centers, Inc. (REIT)	4,106
534	SCBT Financial Corp.	12,042
895	SeaBright Insurance Holdings, Inc.*	7,241
626	Seacoast Banking Corp. of Florida	1,609
2,251	Selective Insurance Group	29,736
5,084	Senior Housing Properties Trust (REIT)	85,157
355	Shore Bancshares, Inc.	6,567
314	Sierra Bancorp	4,547
163	Signature Bank/NY*	4,409
589	Simmons First National Corp., Class A	16,097
416	Smithtown Bancorp, Inc.	5,117
3,579	South Financial Group, Inc. (The)	6,800
538	Southside Bancshares, Inc.	12,331
613	Southwest Bancorp, Inc./OK	5,670
923	Sovran Self Storage, Inc. (REIT)	22,300
598	State Auto Financial Corp.	9,993
604	State Bancorp, Inc./NY	4,608
954	StellarOne Corp.	11,753
760	Sterling Bancorp/NY	6,977
3,478	Sterling Bancshares, Inc./TX	22,051
2,191	Sterling Financial Corp./WA	9,093

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
721	Stewart Information Services Corp.	$11,103
1,078	Stifel Financial Corp.*	46,936
3,142	Strategic Hotels & Resorts, Inc. (REIT)	3,613
262	Stratus Properties, Inc.*	1,892
245	Suffolk Bancorp	6,394
619	Sun Bancorp, Inc./NJ*	4,159
248	Sun Communities, Inc. (REIT)	3,502
3,175	Sunstone Hotel Investors, Inc. (REIT)	18,447
3,631	Susquehanna Bancshares, Inc.	25,925
998	SVB Financial Group*	26,896
1,028	SWS Group, Inc.	13,169
497	SY Bancorp, Inc.	12,316
3	Teton Advisors, Inc.*^‡	—
1,348	Texas Capital Bancshares, Inc.*	20,692
810	Thomas Properties Group, Inc.	1,207
819	Thomas Weisel Partners Group, Inc.*	4,111
244	Tompkins Financial Corp.	11,797
664	Tower Group, Inc.	15,863
877	TowneBank/VA	14,295
586	Trico Bancshares	8,333
2,077	TrustCo Bank Corp. NY	11,714
2,090	Trustmark Corp.	40,943
78	U.S. Global Investors, Inc., Class A	534
4,953	UCBH Holdings, Inc.	7,677
1,312	UMB Financial Corp.	52,651
2,537	Umpqua Holdings Corp.	21,564
569	Union Bankshares Corp./VA	8,239
1,480	United America Indemnity Ltd., Class A*	7,074
1,599	United Bankshares, Inc.	33,723
1,737	United Community Banks, Inc./GA	13,462
1,112	United Community Financial Corp./OH	1,523
710	United Financial Bancorp, Inc.	8,861
961	United Fire & Casualty Co.	16,731
364	United Security Bancshares/CA	2,220
438	Universal Health Realty Income Trust (REIT)	14,042
542	Univest Corp. of Pennsylvania	10,770
874	Urstadt Biddle Properties, Inc., Class A (REIT)	11,563
2,091	U-Store-It Trust (REIT)	6,294
2,721	Validus Holdings Ltd.	62,066
39	ViewPoint Financial Group	571
242	Virtus Investment Partners, Inc.*	3,582
1,230	Washington Real Estate Investment Trust (REIT)	26,888
573	Washington Trust Bancorp, Inc.	9,678
293	Waterstone Financial, Inc.*	888
1,121	WesBanco, Inc.	18,418
735	West Bancorporation, Inc.	4,704
663	West Coast Bancorp/OR	1,830
665	Westamerica Bancorporation	34,487
1,713	Western Alliance Bancorp*	11,854
1,338	Westfield Financial, Inc.	12,310
32	Westwood Holdings Group, Inc.	1,301
813	Wilshire Bancorp, Inc.	3,919
470	Winthrop Realty Trust (REIT)	4,540
997	Wintrust Financial Corp.	17,946
259	WSFS Financial Corp.	6,871
673	Yadkin Valley Financial Corp.	4,341
1,570	Zenith National Insurance Corp.	33,676
		5,462,167
	Health Care - 4.4%

1,372	Affymetrix, Inc.*	6,599
614	Albany Molecular Research, Inc.*	5,372
85	Alliance HealthCare Services, Inc.*	586
2,261	AMERIGROUP Corp.*	65,252
101	AMN Healthcare Services, Inc.*	727
1,329	Amsurg Corp.*	24,826
599	Angiodynamics, Inc.*	7,350
2,292	Arena Pharmaceuticals, Inc.*	8,457
197	Assisted Living Concepts, Inc., Class A*	3,022
181	BioForm Medical, Inc.*	244
121	BMP Sunstone Corp.*	558
2,018	Caliper Life Sciences, Inc.*	3,007
526	Cambrex Corp.*	1,894
527	Cantel Medical Corp.*	7,172
881	Capital Senior Living Corp.*	3,903
821	Cardiac Science Corp.*	3,391
2,108	Celera Corp.*	15,958
1,682	Centene Corp.*	30,579
245	Chemed Corp.	9,376
67	Computer Programs & Systems, Inc.	2,291
1,115	Conmed Corp.*	17,561
1,058	Cross Country Healthcare, Inc.*	8,210
298	Cypress Bioscience, Inc.*	2,265
167	Cytokinetics, Inc.*	458
228	Emergency Medical Services Corp., Class A*	7,068
147	Emergent Biosolutions, Inc.*	1,608
329	Ensign Group, Inc. (The)	4,902
327	Enzo Biochem, Inc.*	1,380
2,386	ev3, Inc.*	21,808
1,266	Five Star Quality Care, Inc.*	2,671
612	Gentiva Health Services, Inc.*	9,749
1,342	Geron Corp.*	8,790
966	Greatbatch, Inc.*	19,958
1,300	Hanger Orthopedic Group, Inc.*	19,110
3,715	HealthSouth Corp.*	43,986
2,087	Healthspring, Inc.*	20,265
5,056	Human Genome Sciences, Inc.*	12,488
247	ICU Medical, Inc.*	8,932
1,104	Invacare Corp.	18,746
16	IPC The Hospitalist Co., Inc.*	398
154	Jazz Pharmaceuticals, Inc.*	154
1,183	Kindred Healthcare, Inc.*	15,533
179	Landauer, Inc.	10,316
2,394	Lexicon Pharmaceuticals, Inc.*	3,328
1,546	Magellan Health Services, Inc.*	46,164
1,038	MannKind Corp.*	6,830
629	Maxygen, Inc.*	4,460
672	Medcath Corp.*	7,164
370	Medical Action Industries, Inc.*	3,778
580	Molina Healthcare, Inc.*	13,885
1,998	Nabi Biopharmaceuticals*	5,654
47	National Healthcare Corp.	1,805
17	National Research Corp.	456
2,279	Nektar Therapeutics*	15,383
837	Nighthawk Radiology Holdings, Inc.*	3,315
448	NxStage Medical, Inc.*	1,555
1,083	Odyssey HealthCare, Inc.*	10,635
131	OraSure Technologies, Inc.*	477
483	Orthofix International N.V.*	12,230
156	Owens & Minor, Inc.	5,469
771	Palomar Medical Technologies, Inc.*	7,841
1,458	Par Pharmaceutical Cos., Inc.*	19,464
1,284	PharMerica Corp.*	22,521
80	Providence Service Corp. (The)*	872
77	RadNet, Inc.*	172
762	RehabCare Group, Inc.*	16,627
1,047	Res-Care, Inc.*	14,815
2,016	Salix Pharmaceuticals Ltd.*	18,305

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
41	Sirona Dental Systems, Inc.*	$806
739	Skilled Healthcare Group, Inc. , Class A*	6,954
214	Sunrise Senior Living, Inc.*	516
1,054	Symmetry Medical, Inc.*	8,105
92	TomoTherapy, Inc.*	211
558	Triple-S Management Corp. , Class B*	7,957
1,816	Universal American Corp.*	16,326
1,400	Valeant Pharmaceuticals International*	32,186
66	Varian, Inc.*	2,298
3,323	Viropharma, Inc.*	23,095
300	Vital Images, Inc.*	3,498
		802,077
	Industrials - 12.0%

70	3D Systems Corp.*	483
843	A. O. Smith Corp.	25,282
1,265	AAR Corp.*	18,596
1,846	ABM Industries, Inc.	29,868
2,287	ACCO Brands Corp.*	6,747
970	Aceto Corp.	5,907
231	Actuant Corp., Class A	2,837
230	Acuity Brands, Inc.	6,251
1,971	Aircastle Ltd.	13,186
2,381	Airtran Holdings, Inc.*	12,072
261	Alamo Group, Inc.	3,007
1,519	Alaska Air Group, Inc.*	23,651
1,253	Albany International Corp., Class A	16,728
91	Allegiant Travel Co.*	3,671
396	Amerco, Inc.*	14,593
85	American Railcar Industries, Inc.	685
101	American Woodmark Corp.	1,940
304	Ameron International Corp.	16,857
93	Ampco-Pittsburgh Corp.	2,414
67	Amrep Corp.*	965
608	Apogee Enterprises, Inc.	7,491
1,250	Applied Industrial Technologies, Inc.	25,963
387	Applied Signal Technology, Inc.	8,100
70	Argon ST, Inc.*	1,450
956	Arkansas Best Corp.	26,873
58	Astec Industries, Inc.*	1,776
835	ATC Technology Corp.*	12,174
561	Atlas Air Worldwide Holdings, Inc.*	14,519
305	AZZ, Inc.*	10,599
42	Badger Meter, Inc.	1,706
1,947	Baldor Electric Co.	45,151
991	Beacon Roofing Supply, Inc.*	14,369
1,368	Belden, Inc.	25,062
1,611	Blount International, Inc.*	13,516
1,069	Bowne & Co., Inc.	5,742
2,121	Brady Corp., Class A	52,558
2,093	Briggs & Stratton Corp.	31,814
671	Builders FirstSource, Inc.*	2,758
90	CAI International, Inc.*	441
383	Cascade Corp.	11,057
409	Casella Waste Systems, Inc. , Class A*	1,022
481	CDI Corp.	5,402
923	Celadon Group, Inc.*	7,006
1,112	Ceradyne, Inc.*	25,131
315	China BAK Battery, Inc.*	702
102	CIRCOR International, Inc.	2,489
814	CLARCOR, Inc.	23,329
91	Coleman Cable, Inc.*	274
714	Columbus McKinnon Corp.*	9,917
1,694	Comfort Systems USA, Inc.	15,805
963	Commercial Vehicle Group, Inc.*	1,213
614	COMSYS IT Partners, Inc.*	3,107
181	Consolidated Graphics, Inc.*	2,938
469	Cornell Cos., Inc.*	7,964
441	Courier Corp.	6,902
174	CRA International, Inc.*	4,585
658	Cubic Corp.	25,103
285	Curtiss-Wright Corp.	8,345
1,039	Deluxe Corp.	14,691
912	Dollar Thrifty Automotive Group, Inc.*	7,861
446	Ducommun, Inc.	8,478
1,694	Dycom Industries, Inc.*	19,803
190	Dynamex, Inc.*	2,949
975	DynCorp International, Inc. , Class A*	14,108
1,757	EMCOR Group, Inc.*	39,480
770	Encore Wire Corp.	16,347
204	Energy Recovery, Inc.*	1,628
366	EnerNOC, Inc.*	8,718
810	EnerSys*	13,122
1,086	Ennis, Inc.	11,729
751	EnPro Industries, Inc.*	13,225
215	Esterline Technologies Corp.*	5,878
176	Exponent, Inc.*	4,624
2,027	Federal Signal Corp.	17,392
434	First Advantage Corp., Class A*	5,850
1,208	Force Protection, Inc.*	10,425
379	Franklin Electric Co., Inc.	9,013
446	FreightCar America, Inc.	7,462
397	Furmanite Corp.*	1,596
781	G&K Services, Inc., Class A	16,745
361	Genesee & Wyoming, Inc., Class A*	10,440
687	GeoEye, Inc.*	14,743
1,135	Gibraltar Industries, Inc.	8,762
893	GrafTech International Ltd.*	9,082
1,398	Granite Construction, Inc.	51,097
1,681	Great Lakes Dredge & Dock Corp.	8,758
691	Greenbrier Cos., Inc.	5,196
2,261	Griffon Corp.*	21,909
414	GT Solar International, Inc.*	2,658
690	H&E Equipment Services, Inc.*	4,554
239	Hawaiian Holdings, Inc.*	1,257
841	Heartland Express, Inc.	13,204
726	Heidrick & Struggles International, Inc.	13,322
377	Herley Industries, Inc.*	4,023
1,071	Herman Miller, Inc.	15,240
1,713	HNI Corp.	29,721
549	HUB Group, Inc., Class A*	10,848
184	Hudson Highland Group, Inc.*	361
271	Hurco Cos, Inc.*	3,892
265	ICF International, Inc.*	7,049
207	ICT Group, Inc.*	1,828
1,640	Insituform Technologies, Inc. , Class A*	23,928
668	Insteel Industries, Inc.	5,758
256	Integrated Electrical Services, Inc.*	2,524
1,368	Interline Brands, Inc.*	18,263
239	International Shipholding Corp.	5,291
7,309	JetBlue Airways Corp.*	33,110
544	Kadant, Inc.*	7,594
1,009	Kaman Corp.	15,993
1,108	Kelly Services, Inc., Class A	11,811
1,125	Kforce, Inc.*	10,474
1,348	Kimball International, Inc., Class B	8,128
209	Knoll, Inc.	1,448
1,820	Korn/Ferry International*	20,184
433	L.B. Foster Co., Class A*	12,626
50	LaBarge, Inc.*	380
671	Ladish Co., Inc.*	7,911

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
177	Lawson Products, Inc.	$1,982
630	Layne Christensen Co.*	13,469
691	LECG Corp.*	2,018
139	LMI Aerospace, Inc.*	1,309
793	LSI Industries, Inc.	3,862
700	Lydall, Inc.*	2,583
464	M&F Worldwide Corp.*	7,772
645	Marten Transport Ltd.*	13,758
212	MasTec, Inc.*	2,745
319	Mcgrath Rentcorp	5,793
67	Medis Technologies Ltd.*	18
264	Michael Baker Corp.*	11,096
850	Mine Safety Appliances Co.	19,907
241	Mobile Mini, Inc.*	3,039
1,614	Moog, Inc., Class A*	38,575
3,982	MPS Group, Inc.*	30,223
1,456	Mueller Industries, Inc.	31,988
4,862	Mueller Water Products, Inc., Class A	17,552
56	Multi-Color Corp.	713
251	NACCO Industries, Inc., Class A	8,795
833	NCI Building Systems, Inc.*	3,749
119	NN, Inc.	183
386	Northwest Pipe Co.*	15,046
427	Odyssey Marine Exploration, Inc.*	1,627
347	Old Dominion Freight Line, Inc.*	10,219
1,496	On Assignment, Inc.*	5,341
1,491	Otter Tail Corp.	28,284
899	Pacer International, Inc.	2,337
345	Park-Ohio Holdings Corp.*	1,163
63	Patriot Transportation Holding, Inc.*	5,450
484	Pike Electric Corp.*	5,295
4,904	Plug Power, Inc.*	4,561
21	Powell Industries, Inc.*	825
2,949	Power-One, Inc.*	4,158
99	Preformed Line Products Co.	4,381
555	Quanex Building Products Corp.	6,127
1,512	Regal-Beloit Corp.	59,739
1,476	Republic Airways Holdings, Inc.*	8,649
490	Robbins & Myers, Inc.	9,379
1,419	Rush Enterprises, Inc., Class A*	16,560
568	Saia, Inc.*	7,810
47	Sauer-Danfoss, Inc.	242
636	Schawk, Inc.	4,452
794	School Specialty, Inc.*	15,102
14	Seaboard Corp.	15,036
1,572	Simpson Manufacturing Co., Inc.	32,760
2,464	Skywest, Inc.	25,256
1,098	Spherion Corp.*	3,777
85	Standard Parking Corp.*	1,269
433	Standard Register Co. (The)	1,442
528	Standex International Corp.	5,375
163	Sterling Construction Co., Inc.*	2,787
443	TAL International Group, Inc.	4,399
688	Tecumseh Products Co., Class A*	5,559
49	Tennant Co.	895
228	Textainer Group Holdings Ltd.	2,369
442	Thermadyne Holdings Corp.*	1,852
1,017	Tredegar Corp.	14,258
465	Trex Co., Inc.*	5,166
618	Trimas Corp.*	1,786
306	Triumph Group, Inc.	12,059
1,692	TrueBlue, Inc.*	14,433
1,264	Tutor Perini Corp.*	26,102
328	Twin Disc, Inc.	2,375
3,214	UAL Corp.*	14,977
973	Ultrapetrol Bahamas Ltd.*	4,690
81	United Capital Corp.*	1,760
988	United Stationers, Inc.*	35,380
701	Universal Forest Products, Inc.	21,352
197	Universal Truckload Services, Inc.	2,677
5,568	US Airways Group, Inc.*	14,365
523	Valence Technology, Inc.*	920
874	Viad Corp.	12,839
506	Volt Information Sciences, Inc.*	3,370
1,297	Wabash National Corp.	1,621
268	Wabtec Corp.	9,562
1,055	Waste Services, Inc.*	6,130
463	Watsco, Inc.	22,793
602	Watson Wyatt Worldwide, Inc., Class A	22,840
1,233	Watts Water Technologies, Inc. , Class A	25,289
1,795	Werner Enterprises, Inc.	32,292
526	Woodward Governor Co.	10,799
2,411	YRC Worldwide, Inc.*	6,220
		2,211,291
	Information Technology - 11.6%

17,026	3Com Corp.*	73,552
1,011	Actel Corp.*	11,404
2,580	Acxiom Corp.	27,580
5,107	Adaptec, Inc.*	13,891
1,039	Adtran, Inc.	21,590
1,095	Advanced Energy Industries, Inc.*	10,348
959	Agilysys, Inc.	6,195
101	Airvana, Inc.*	594
323	American Software, Inc., Class A	1,612
4,032	Amkor Technology, Inc.*	18,305
617	Anaren, Inc.*	9,921
1,154	Anixter International, Inc.*	47,337
1,861	Applied Micro Circuits Corp.*	14,553
509	Ariba, Inc.*	4,820
5,176	Arris Group, Inc.*	62,733
1,274	Avid Technology, Inc.*	18,142
1,889	Avocent Corp.*	26,446
4,326	Axcelis Technologies, Inc.*	1,860
467	Bel Fuse, Inc., Class B	6,305
2,350	Benchmark Electronics, Inc.*	28,670
740	Black Box Corp.	24,361
142	Blackbaud, Inc.	1,970
927	Bottomline Technologies, Inc.*	8,992
2,105	Brightpoint, Inc.*	12,462
2,681	Brooks Automation, Inc.*	10,483
1,010	CACI International, Inc., Class A*	38,754
222	Ceva, Inc.*	1,689
1,675	Checkpoint Systems, Inc.*	23,517
2,568	Ciber, Inc.*	8,243
899	Cirrus Logic, Inc.*	3,497
727	Cogent, Inc.*	7,306
997	Coherent, Inc.*	19,461
904	Cohu, Inc.	8,362
46	Comverge, Inc.*	469
365	CPI International, Inc.*	3,989
1,003	Cray, Inc.*	4,323
674	CSG Systems International, Inc.*	9,281
1,420	CTS Corp.	8,193
968	Cymer, Inc.*	26,872
456	DealerTrack Holdings, Inc.*	6,544
59	Deltek, Inc.*	239
81	DG FastChannel, Inc.*	1,603
895	Digi International, Inc.*	7,751
17	Digimarc Corp.*	173
973	DSP Group, Inc.*	7,054
861	Electro Rent Corp.	8,309

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,145	Electro Scientific Industries, Inc.*	$10,259
2,079	Electronics for Imaging, Inc.*	21,143
659	EMS Technologies, Inc.*	12,883
3,564	Emulex Corp.*	39,168
4,534	Entegris, Inc.*	13,058
47	Entropic Communications, Inc.*	110
2,505	Epicor Software Corp.*	12,876
506	EPIQ Systems, Inc.*	7,706
1,990	Euronet Worldwide, Inc.*	31,760
1,427	Exar Corp.*	9,218
3,728	Extreme Networks*	6,151
2,053	Fair Isaac Corp.	36,092
1,540	FEI Co.*	33,510
810	Formfactor, Inc.*	14,702
1,000	Gerber Scientific, Inc.*	3,230
635	Global Cash Access Holdings, Inc.*	4,432
284	Globecomm Systems, Inc.*	1,838
2,194	Harmonic, Inc.*	12,681
2,469	Harris Stratex Networks, Inc. , Class A*	11,777
670	HSW International, Inc.*	107
996	Hutchinson Technology, Inc.*	2,102
604	Hypercom Corp.*	815
661	i2 Technologies, Inc.*	8,117
259	ICx Technologies, Inc.*	1,101
1,261	Imation Corp.	12,181
567	Immersion Corp.*	2,523
1,396	infoGROUP, Inc.*	7,818
614	Infospace, Inc.*	4,298
1,980	Insight Enterprises, Inc.*	14,949
1,060	Internap Network Services Corp.*	2,979
522	Internet Brands, Inc., Class A*	3,513
595	Internet Capital Group, Inc.*	3,463
916	Intevac, Inc.*	6,888
682	Ixia*	4,160
263	IXYS Corp.	2,491
237	Jack Henry & Associates, Inc.	4,354
1,010	JDA Software Group, Inc.*	15,049
210	Kenexa Corp.*	2,031
472	Keynote Systems, Inc.*	3,427
2,604	Kopin Corp.*	10,260
2,696	L-1 Identity Solutions, Inc.*	23,374
2,398	Lattice Semiconductor Corp.*	4,748
548	Limelight Networks, Inc.*	2,696
517	Littelfuse, Inc.*	9,068
492	Loral Space & Communications, Inc. *	15,173
5,021	LTX-Credence Corp.*	2,812
3,217	Macrovision Solutions Corp.*	72,608
2,084	Mattson Technology, Inc.*	2,709
647	MAXIMUS, Inc.	25,815
609	Measurement Specialties, Inc.*	3,350
3,584	Mentor Graphics Corp.*	20,142
961	Mercury Computer Systems, Inc.*	7,246
1,604	Methode Electronics, Inc.	9,367
1,637	MIPS Technologies, Inc.*	6,368
1,976	MKS Instruments, Inc.*	26,696
1,949	ModusLink Global Solutions, Inc.*	8,283
187	Monotype Imaging Holdings, Inc.*	1,057
6,638	MRV Communications, Inc.*	3,651
1,898	MSC.Software Corp.*	13,723
485	MTS Systems Corp.	10,757
45	Multi-Fineline Electronix, Inc.*	862
1,505	Ness Technologies, Inc.*	5,147
1,245	Netgear, Inc.*	17,467
193	Netscout Systems, Inc.*	1,810
1,520	Newport Corp.*	8,877
747	Novatel Wireless, Inc.*	8,725
4,254	Oclaro, Inc.*	2,637
1,970	Omnivision Technologies, Inc.*	22,438
3,308	OpenTV Corp., Class A*	5,789
555	Oplink Communications, Inc.*	6,383
54	Opnet Technologies, Inc.*	549
506	Opnext, Inc.*	1,260
242	Orbcomm, Inc.*	373
137	OSI Systems, Inc.*	2,521
850	Palm, Inc.*	10,370
248	Parametric Technology Corp.*	2,872
160	Park Electrochemical Corp.	3,086
401	PC Connection, Inc.*	2,145
77	PC Mall, Inc.*	624
292	PC-Tel, Inc.*	1,624
1,350	Perficient, Inc.*	8,586
3,652	Perot Systems Corp., Class A*	49,886
1,769	Photronics, Inc.*	5,590
2,067	Plantronics, Inc.	36,875
150	Plexus Corp.*	2,739
72	PLX Technology, Inc.*	232
3,796	PMC - Sierra, Inc.*	28,812
266	Polycom, Inc.*	4,604
5,549	Powerwave Technologies, Inc.*	7,491
158	Progress Software Corp.*	3,542
3,784	Quantum Corp.*	4,352
2,780	Quest Software, Inc.*	35,918
191	Rackspace Hosting, Inc.*	2,229
947	Radisys Corp.*	8,201
2,166	RealNetworks, Inc.*	5,545
11,109	RF Micro Devices, Inc.*	31,661
383	Rimage Corp.*	5,833
661	Rogers Corp.*	11,277
1,155	Rudolph Technologies, Inc.*	5,117
487	S1 Corp.*	3,302
14,211	Sanmina-SCI Corp.*	10,232
270	Scansource, Inc.*	6,680
1,304	Seachange International, Inc.*	9,650
161	Semitool, Inc.*	789
143	Semtech Corp.*	2,301
274	ShoreTel, Inc.*	1,674
192	Sigma Designs, Inc.*	2,968
1,109	Silicon Graphics International Corp. *	5,623
3,299	Silicon Storage Technology, Inc.*	6,070
2,561	SiRF Technology Holdings, Inc.*	10,193
2,237	Skyworks Solutions, Inc.*	21,319
1,871	Smart Modular Technologies WWH, Inc.*	5,201
227	Smith Micro Software, Inc.*	2,216
369	Sonic Solutions, Inc.*	646
1,989	SonicWALL, Inc.*	10,164
164	Sourcefire, Inc.*	2,001
833	SRA International, Inc., Class A*	14,777
428	Standard Microsystems Corp.*	7,892
150	Super Micro Computer, Inc.*	1,005
617	SupportSoft, Inc.*	1,370
529	Sybase, Inc.*	17,208
7,202	Sycamore Networks, Inc.*	21,606
1,842	Symmetricom, Inc.*	9,468
669	Symyx Technologies, Inc.*	3,238
735	SYNNEX Corp.*	19,022
1,616	Technitrol, Inc.	5,672
2,443	Tekelec*	39,894
307	TheStreet.com, Inc.	599
875	THQ, Inc.*	5,626
7,389	TIBCO Software, Inc.*	48,989
104	TNS, Inc.*	1,960
1,556	Trident Microsystems, Inc.*	2,676

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
6,053	TriQuint Semiconductor, Inc.*	$26,936
1,579	TTM Technologies, Inc.*	14,053
821	Ultra Clean Holdings*	2,406
3,256	United Online, Inc.	20,838
4,427	Utstarcom, Inc.*	9,164
210	Veeco Instruments, Inc.*	2,211
1,373	VeriFone Holdings, Inc.*	10,476
847	Viasat, Inc.*	21,243
487	Vignette Corp.*	6,302
100	Virtusa Corp.*	706
900	Web.com Group, Inc.*	4,302
185	Websense, Inc.*	3,358
95	Wright Express Corp.*	2,363
2,187	Zoran Corp.*	24,232
645	Zygo Corp.*	3,257
		2,142,545
	Materials - 4.5%

1,144	A. Schulman, Inc.	17,080
697	A.M. Castle & Co.	7,319
224	Allied Nevada Gold Corp.*	1,736
773	AMCOL International Corp.	16,550
48	American Vanguard Corp.	490
692	Arch Chemicals, Inc.	19,445
1,648	Boise, Inc.*	2,868
861	Brush Engineered Materials, Inc.*	13,216
1,655	Buckeye Technologies, Inc.*	8,391
75	Bway Holding Co.*	1,090
725	China Precision Steel, Inc.*	1,544
303	Clearwater Paper Corp.*	7,172
2,847	Coeur d’ Alene Mines Corp.*	42,056
651	Compass Minerals International, Inc.	34,913
231	Ferro Corp.	852
495	General Moly, Inc.*	1,054
83	GenTek, Inc.*	1,950
1,910	Glatfelter	19,577
2,045	H.B. Fuller Co.	34,806
377	Haynes International, Inc.*	8,652
1,514	Headwaters, Inc.*	6,011
9,172	Hecla Mining Co.*	34,028
1,475	Horsehead Holding Corp.*	10,590
724	ICO, Inc.*	2,085
211	Innophos Holdings, Inc.	3,289
380	Innospec, Inc.	3,386
666	Kaiser Aluminum Corp.	20,693
838	KapStone Paper and Packaging Corp.*	3,562
825	Koppers Holdings, Inc.	20,864
4,361	Louisiana-Pacific Corp.*	18,927
249	LSB Industries, Inc.*	4,171
1,271	Mercer International, Inc.*	1,207
431	Minerals Technologies, Inc.	16,861
513	Myers Industries, Inc.	5,181
616	Neenah Paper, Inc.	4,983
117	NL Industries, Inc.	890
3,156	Olin Corp.	42,164
94	Olympic Steel, Inc.	1,735
1,290	OM Group, Inc.*	34,185
474	Penford Corp.	2,891
3,939	PolyOne Corp.*	11,856
74	Quaker Chemical Corp.	1,020
1,004	Rock-Tenn Co., Class A	38,534
1,760	Rockwood Holdings, Inc.*	26,259
1,482	Royal Gold, Inc.	69,017
971	RTI International Metals, Inc.*	13,895
662	Schweitzer-Mauduit International, Inc.	14,875
2,029	Sensient Technologies Corp.	46,505
530	Silgan Holdings, Inc.	23,458
921	Solutia, Inc.*	4,513
1,290	Spartech Corp.	5,457
157	Stepan Co.	6,596
1,207	Stillwater Mining Co.*	8,920
149	Sutor Technology Group Ltd.*	508
1,550	U.S. Concrete, Inc.*	3,596
33	United States Lime & Minerals, Inc.*	1,319
256	Universal Stainless & Alloy*	3,556
591	Verso Paper Corp.	857
1,862	Wausau Paper Corp.	13,481
809	Westlake Chemical Corp.	16,544
2,227	Worthington Industries, Inc.	31,156
703	WR Grace & Co.*	9,125
		829,511
	Telecommunication Services - 0.9%

891	Alaska Communications Systems Group, Inc.	6,032
399	Atlantic Tele-Network, Inc.	9,085
410	Centennial Communications Corp.*	3,448
9,073	Cincinnati Bell, Inc.*	25,314
618	Consolidated Communications Holdings, Inc.	6,365
3,759	Fairpoint Communications, Inc.	3,797
5,080	FiberTower Corp.*	3,810
1,909	General Communication, Inc., Class A*	12,618
809	Global Crossing Ltd.*	6,779
2,050	Globalstar, Inc.*	1,907
1,260	Ibasis, Inc.*	1,651
2,960	ICO Global Communications Holdings Ltd.*	1,924
761	IDT Corp., Class B*	1,278
1,188	Iowa Telecommunications Services, Inc.	14,066
490	iPCS, Inc.*	8,879
1,299	PAETEC Holding Corp.*	3,975
373	Premiere Global Services, Inc.*	4,465
98	Shenandoah Telecommunications Co.	1,892
1,129	Syniverse Holdings, Inc.*	16,879
1,975	TerreStar Corp.*	1,086
758	tw telecom, inc.*	8,990
822	USA Mobility, Inc.	9,190
347	Vonage Holdings Corp.*	160
		153,590
	Utilities - 5.8%

1,170	Allete, Inc.	30,911
780	American States Water Co.	24,453
2,240	Avista Corp.	35,482
1,622	Black Hills Corp.	34,711
829	California Water Service Group	28,866
489	Central Vermont Public Service Corp.	7,902
666	CH Energy Group, Inc.	27,619
288	Chesapeake Utilities Corp.	9,464
2,542	Cleco Corp.	52,009
355	Connecticut Water Service, Inc.	7,487
1,891	El Paso Electric Co.*	25,037
1,425	Empire District Electric Co. (The)	22,330
1,910	IDACORP, Inc.	44,446
922	Laclede Group, Inc. (The)	28,656
933	MGE Energy, Inc.	28,951
560	Middlesex Water Co.	7,711
1,771	New Jersey Resources Corp.	58,921
1,906	Nicor, Inc.	59,944
1,115	Northwest Natural Gas Co.	47,321
1,516	NorthWestern Corp.	32,488

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,100	Piedmont Natural Gas Co., Inc.	$70,246
3,649	PNM Resources, Inc.	33,753
3,172	Portland General Electric Co.	57,064
521	SJW Corp.	10,550
1,255	South Jersey Industries, Inc.	41,892
1,828	Southwest Gas Corp.	37,986
1,033	Southwest Water Co.	5,423
441	Synthesis Energy Systems, Inc.*	238
1,239	UIL Holdings Corp.	25,684
1,454	Unisource Energy Corp.	36,990
4,427	Westar Energy, Inc.	79,022
2,089	WGL Holdings, Inc.	62,083
		1,075,640
	Total Common Stocks (Cost $14,241,834)	15,860,718

No. of Rights
	Rights - 0.0%
1,192	Allis-Chalmers Energy, Inc., expiring 06/19/09 at $2.50*^	262
	Total Rights (Cost $—)	262

Principal Amount
	Repurchase Agreements (a) - 11.0%
$59,838	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $59,838(b)	59,838
27,415	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $27,415(d)	27,415
299,181	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $299,185(c)	299,181
119,672	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $119,676(e)	119,672
179,509	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $179,515(f)	179,509
41,885	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $41,885(g)	41,885
359,017	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $359,022(h)	359,017
239,345	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $239,354(i)	239,345
658,198	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $658,207(j)	658,198
54,241	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $54,242(k)	54,241
	Total Repurchase Agreements (Cost $2,038,301)	2,038,301
	Total Investments (Cost $16,280,135) — 97.0%	17,899,281
	Other assets less liabilities — 3.0%	548,566
	Net Assets — 100.0%	$18,447,847

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2009, the value of these securities amounted to $262 or 0.00% of net assets.
‡	Illiquid security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $5,310,241.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $61,033. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $305,165. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $27,963. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $122,066. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $183,100. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $42,723. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $366,198. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $244,132. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $671,363. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $55,326. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

REIT       Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(7,091,489)
Net unrealized depreciation	$(7,091,489)
Federal income tax cost of investments	$24,990,770

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	$4,836,733	$(298,457)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	7,682,565	(309,638)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	2,546,685	560,682

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	5,583,987	608,029

	$20,649,970	$560,616

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) - 89.1%
	Consumer Discretionary - 12.7%

1,423	1-800-Flowers.com, Inc., Class A*	$3,316
1,417	99 Cents Only Stores*	13,277
3,645	Aeropostale, Inc.*	126,190
723	AFC Enterprises, Inc.*	5,032
1,040	Ambassadors Group, Inc.	12,823
1,845	American Apparel, Inc.*	7,306
600	American Public Education, Inc.*	19,602
1,206	Amerigon, Inc.*	5,355
1,486	Arbitron, Inc.	29,586
66	Aristotle Corp. (The)*	273
2,981	Bally Technologies, Inc.*	83,468
469	Bebe Stores, Inc.	3,780
316	Bidz.com, Inc.*	970
741	BJ’s Restaurants, Inc.*	10,626
727	Blue Nile, Inc.*	33,369
1,721	Borders Group, Inc.*	4,595
1,264	Buckle, Inc. (The)	45,226
970	Buffalo Wild Wings, Inc.*	34,435
363	Cache, Inc.*	1,474
801	California Pizza Kitchen, Inc.*	11,174
776	Capella Education Co.*	40,499
283	Cato Corp. (The), Class A	5,445
273	Cavco Industries, Inc.*	6,279
961	CEC Entertainment, Inc.*	30,877
2,057	Champion Enterprises, Inc.*	905
176	Charlotte Russe Holding, Inc.*	1,786
3,254	Cheesecake Factory, Inc. (The)*	55,676
221	Cherokee, Inc.	4,588
3,009	Chico’s FAS, Inc.*	29,368
1,308	Christopher & Banks Corp.	6,775
589	Cinemark Holdings, Inc.	6,255
778	Citi Trends, Inc.*	20,057
2,854	CKE Restaurants, Inc.	23,460
1,649	CKX, Inc.*	11,494
1,636	Coinstar, Inc.*	48,458
3,101	Coldwater Creek, Inc.*	11,784
4,640	Corinthian Colleges, Inc.*	71,363
817	Cracker Barrel Old Country Store, Inc.	25,670
4,199	CROCS, Inc.*	12,219
256	Crown Media Holdings, Inc. , Class A*	607
710	Deckers Outdoor Corp.*	41,152
5,176	Denny’s Corp.*	13,044
948	DineEquity, Inc.	26,288
1,387	Dolan Media Co.*	19,182
761	Dover Downs Gaming & Entertainment, Inc.	4,513
826	Dover Motorsports, Inc.	1,297
93	Drew Industries, Inc.*	1,335
4,553	Drugstore.com, Inc.*	7,740
415	DSW, Inc., Class A*	4,719
126	Einstein Noah Restaurant Group, Inc.*	994
1,523	Entravision Communications Corp. , Class A*	685
4,100	Exide Technologies*	25,092
748	FGX International Holdings Ltd.*	10,068
729	Finish Line (The), Class A	5,037
2,472	Fossil, Inc.*	55,323
624	Fuel Systems Solutions, Inc.*	13,191
531	Fuqi International, Inc.*	6,484
468	G-III Apparel Group Ltd.*	3,131
899	Gaiam, Inc., Class A*	4,980
880	Global Sources Ltd.*	6,002
645	Global Traffic Network, Inc.*	2,012
499	Grand Canyon Education, Inc.*	6,766
154	Great Wolf Resorts, Inc.*	417
1,117	Gymboree Corp.*	41,161
256	Harte-Hanks, Inc.	2,158
263	Haverty Furniture Cos., Inc.	2,767
680	hhgregg, Inc.*	11,254
1,549	Hibbett Sports, Inc.*	27,928
28	Hooker Furniture Corp.	347
2,230	Iconix Brand Group, Inc.*	36,104
947	Interactive Data Corp.	22,207
975	iRobot Corp.*	12,188
2,309	J. Crew Group, Inc.*	59,711
1,988	Jack in the Box, Inc.*	52,284
209	JoS. A. Bank Clothiers, Inc.*	7,911
342	K12, Inc.*	5,985
3,067	Krispy Kreme Doughnuts, Inc.*	10,642
1,795	Leapfrog Enterprises, Inc.*	5,116
440	Learning Tree International, Inc.*	4,193
1,897	Life Time Fitness, Inc.*	35,057
112	Lincoln Educational Services Corp.*	2,065
1,055	Lululemon Athletica, Inc.*	13,325
512	Lumber Liquidators, Inc.*	7,757
609	Maidenform Brands, Inc.*	7,868
183	Marine Products Corp.	637
1,378	Martha Stewart Living Omnimedia , Class A*	4,478
2,666	Marvel Entertainment, Inc.*	88,458
1,608	Matthews International Corp. , Class A	45,908
315	Men’s Wearhouse, Inc. (The)	5,383
754	Midas, Inc.*	7,540
264	Monarch Casino & Resort, Inc.*	2,146
72	Monro Muffler, Inc.	1,924
1,210	Morgans Hotel Group Co.*	4,864
2,292	National CineMedia, Inc.	28,673
21	National Presto Industries, Inc.	1,711
2,085	NetFlix, Inc.*	82,191
201	New York & Co., Inc.*	724
1,664	NutriSystem, Inc.	22,797
126	Orbitz Worldwide, Inc.*	272
840	Overstock.com, Inc.*	9,559
1,225	P.F. Chang’s China Bistro, Inc.*	39,127
923	Papa John’s International, Inc.*	25,013
718	Peet’s Coffee & Tea, Inc.*	18,733
309	Perry Ellis International, Inc.*	2,525
1,293	PetMed Express, Inc.*	18,904
801	Pier 1 Imports, Inc.*	1,602
671	Playboy Enterprises, Inc., Class B*	2,234
1,584	Polaris Industries, Inc.	50,324
2,110	Pool Corp.	36,777
401	Pre-Paid Legal Services, Inc.*	16,986
728	Princeton Review, Inc.*	3,407
4,745	Quantum Fuel Systems Technologies Worldwide, Inc.*	3,459
1,650	Raser Technologies, Inc.*	6,484
1,093	RCN Corp.*	6,012
753	Red Robin Gourmet Burgers, Inc.*	13,027
80	Retail Ventures, Inc.*	209
118	RHI Entertainment, Inc.*	368
377	Rick’s Cabaret International, Inc.*	2,549
438	Riviera Holdings Corp.*	604
610	Ruth’s Hospitality Group, Inc.*	2,355
4,790	Sally Beauty Holdings, Inc.*	34,057
2,883	Shuffle Master, Inc.*	12,656
1,072	Shutterfly, Inc.*	15,308
930	Sinclair Broadcast Group, Inc. , Class A	1,637
125	Skechers U.S.A., Inc., Class A*	1,187
2,301	Smith & Wesson Holding Corp.*	12,149
2,752	Sonic Corp.*	25,951

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,670	Sotheby’s	$38,902
136	Spartan Motors, Inc.	1,284
681	Stamps.com, Inc.*	6,047
457	Steiner Leisure Ltd.*	13,322
244	Systemax, Inc.*	2,994
2,515	Tempur-Pedic International, Inc.	27,740
2,689	Texas Roadhouse, Inc., Class A*	31,273
816	Town Sports International Holdings, Inc.*	3,191
1,360	Tractor Supply Co.*	52,197
929	True Religion Apparel, Inc.*	21,423
3,377	Tupperware Brands Corp.	82,129
1,072	Tween Brands, Inc.*	5,649
1,106	Ulta Salon Cosmetics & Fragrance, Inc.*	9,467
1,795	Under Armour, Inc., Class A*	44,049
714	Universal Electronics, Inc.*	14,009
414	Universal Technical Institute, Inc.*	5,759
1,526	Vail Resorts, Inc.*	41,950
1,280	Valassis Communications, Inc.*	8,256
73	Value Line, Inc.	2,180
990	Volcom, Inc.*	13,533
2,480	Warnaco Group, Inc. (The)*	78,368
18,646	Wendy’s/Arby’s Group, Inc. , Class A	78,313
5,278	Wet Seal, Inc. (The), Class A*	16,626
224	Weyco Group, Inc.	5,383
1,583	Winnebago Industries	12,142
2,391	WMS Industries, Inc.*	84,809
2,711	Wolverine World Wide, Inc.	53,705
801	Wonder Auto Technology, Inc.*	6,512
1,156	World Wrestling Entertainment, Inc., Class A	14,427
1,070	Zumiez, Inc.*	9,544
		2,939,014
	Consumer Staples - 2.8%

1,277	AgFeed Industries, Inc.*	7,739
152	Alico, Inc.	3,884
3,478	Alliance One International, Inc.*	16,555
269	American Dairy, Inc.*	9,778
3,363	American Oriental Bioengineering, Inc.*	16,311
59	Arden Group, Inc., Class A	7,552
459	Boston Beer Co., Inc., Class A*	13,091
565	Calavo Growers, Inc.	9,085
644	Cal-Maine Foods, Inc.	15,739
880	Chattem, Inc.*	52,562
429	China Sky One Medical, Inc.*	6,323
222	Coca-Cola Bottling Co. Consolidated	10,829
4,440	Darling International, Inc.*	33,611
875	Diamond Foods, Inc.	25,804
2,540	Flowers Foods, Inc.	53,772
692	Great Atlantic & Pacific Tea Co.*	2,740
938	Green Mountain Coffee Roasters, Inc.*	78,295
238	Hain Celestial Group, Inc. (The)*	4,086
363	HQ Sustainable Maritime Industries, Inc.*	3,274
44	Inter Parfums, Inc.	369
1,098	Lancaster Colony Corp.	50,585
311	Lance, Inc.	6,634
263	Lifeway Foods, Inc.*	2,951
135	Mannatech, Inc.	414
41	National Beverage Corp.*	441
1,784	Nu Skin Enterprises, Inc., Class A	25,886
213	Pantry, Inc. (The)*	4,243
786	Pricesmart, Inc.	13,150
315	Ralcorp Holdings, Inc.*	18,040
126	Ruddick Corp.	3,170
178	Sanderson Farms, Inc.	7,763
31	Schiff Nutrition International, Inc.*	150
2,621	Smart Balance, Inc.*	19,395
143	Spartan Stores, Inc.	1,775
812	Star Scientific, Inc.*	4,060
565	Synutra International, Inc.*	5,774
450	Tootsie Roll Industries, Inc.	10,125
717	United Natural Foods, Inc.*	16,297
359	USANA Health Sciences, Inc.*	9,521
1,796	Vector Group Ltd.	26,311
418	WD-40 Co.	10,860
1,703	Winn-Dixie Stores, Inc.*	25,988
1,056	Zhongpin, Inc.*	11,173
		646,105
	Energy - 6.5%

2,288	Abraxas Petroleum Corp.*	2,700
486	American Oil & Gas, Inc.*	462
209	APCO Argentina, Inc.	3,321
489	Approach Resources, Inc.*	4,372
2,066	Arena Resources, Inc.*	74,004
1,880	Atlas America, Inc.	34,630
1,514	ATP Oil & Gas Corp.*	13,641
2,248	Basic Energy Services, Inc.*	22,750
1,475	Berry Petroleum Co., Class A	28,792
926	Bill Barrett Corp.*	31,512
179	BMB Munai, Inc.*	283
470	Bolt Technology Corp.*	5,334
3,889	BPZ Resources, Inc.*	27,806
173	Cal Dive International, Inc.*	1,746
2,577	Cano Petroleum, Inc.*	1,804
1,058	CARBO Ceramics, Inc.	40,014
1,489	Carrizo Oil & Gas, Inc.*	31,790
2,381	Cheniere Energy, Inc.*	9,881
294	Clayton Williams Energy, Inc.*	7,209
1,346	Clean Energy Fuels Corp.*	12,962
2,482	Comstock Resources, Inc.*	98,858
3,013	Concho Resources, Inc.*	96,567
716	Contango Oil & Gas Co.*	35,707
2,191	Crosstex Energy, Inc.	7,669
1,253	CVR Energy, Inc.*	11,979
278	Dawson Geophysical Co.*	7,467
9,091	Delta Petroleum Corp.*	18,182
1,244	DHT Maritime, Inc.	7,178
445	Double Eagle Petroleum Co.*	2,114
1,685	Dril-Quip, Inc.*	69,624
6,195	Endeavour International Corp.*	10,655
405	Energy XXI Bermuda Ltd.	255
1,475	ENGlobal Corp.*	8,068
7,106	Evergreen Energy, Inc.*	7,305
7,656	EXCO Resources, Inc.*	117,826
2,313	FX Energy, Inc.*	8,257
5,107	Gasco Energy, Inc.*	2,196
2,641	General Maritime Corp.	25,301
2,070	GeoGlobal Resources, Inc.*	2,049
143	Geokinetics, Inc.*	1,890
130	GeoMet, Inc.*	162
331	Georesources, Inc.*	2,800
453	GMX Resources, Inc.*	8,005
1,615	Golar LNG Ltd.	12,484
1,229	Goodrich Petroleum Corp.*	32,839
12,053	Gran Tierra Energy, Inc.*	36,641
246	GreenHunter Energy, Inc.*	295
663	Gulf Island Fabrication, Inc.	10,542
932	Gulfmark Offshore, Inc.*	28,426
460	Gulfport Energy Corp.*	2,861

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
812	Houston American Energy Corp.	$1,713
6,930	International Coal Group, Inc.*	22,176
4,871	ION Geophysical Corp.*	13,785
1,493	James River Coal Co.*	33,473
932	Knightsbridge Tankers Ltd.	13,952
271	Lufkin Industries, Inc.	12,298
1,417	Matrix Service Co.*	16,040
3,269	McMoRan Exploration Co.*	22,164
534	Mitcham Industries, Inc.*	2,718
1,089	NATCO Group, Inc., Class A*	30,819
1,378	National Coal Corp.*	2,508
659	Natural Gas Services Group, Inc.*	9,793
619	Nordic American Tanker Shipping	20,761
1,162	Northern Oil and Gas, Inc.*	9,191
1,114	Oilsands Quest, Inc.*	1,136
222	OYO Geospace Corp.*	3,441
1,911	Pacific Ethanol, Inc.*	726
399	Panhandle Oil and Gas, Inc. , Class A	8,219
2,255	Parallel Petroleum Corp.*	4,690
1,095	Parker Drilling Co.*	5,125
2,473	Penn Virginia Corp.	47,284
809	Petroleum Development Corp.*	14,651
1,158	Petroquest Energy, Inc.*	6,415
502	PHI, Inc. (Non-Voting)*	7,927
336	Pioneer Drilling Co.*	2,103
50	PrimeEnergy Corp.*	1,899
1,392	Quest Resource Corp.*	766
1,265	RAM Energy Resources, Inc.*	1,240
9,033	Rentech, Inc.*	4,787
913	Rex Energy Corp.*	6,218
1,580	RPC, Inc.	16,353
2,299	Ship Finance International Ltd.	28,462
174	Stone Energy Corp.*	1,470
3,149	Sulphco, Inc.*	3,275
597	Superior Well Services, Inc.*	5,994
680	T-3 Energy Services, Inc.*	9,874
736	Teekay Tankers Ltd., Class A	9,075
1,221	Tri-Valley Corp.*	1,306
242	Union Drilling, Inc.*	2,369
2,175	Uranium Resources, Inc.*	2,697
1,854	USEC, Inc.*	9,919
1,011	Vaalco Energy, Inc.*	4,610
1,103	Venoco, Inc.*	7,920
3,175	Warren Resources, Inc.*	7,049
475	Westmoreland Coal Co.*	4,180
2,116	Willbros Group, Inc.*	32,311
		1,504,097
	Financials - 4.5%

1,048	Acadia Realty Trust (REIT)	14,064
705	Advance America Cash Advance Centers, Inc.	3,173
70	Alexander’s, Inc. (REIT)	18,901
50	Amtrust Financial Services, Inc.	479
582	Argo Group International Holdings Ltd.*	16,319
650	Asset Acceptance Capital Corp.*	5,590
493	Associated Estates Realty Corp. (REIT)	2,943
924	BGC Partners, Inc., Class A	3,114
241	Broadpoint Securities Group, Inc.*	1,056
970	Cardinal Financial Corp.	7,867
688	Cardtronics, Inc.*	2,229
698	Cash America International, Inc.	16,068
567	Cohen & Steers, Inc.	8,749
196	Consolidated-Tomoka Land Co.	6,180
1,383	Cousins Properties, Inc. (REIT)	12,447
207	Credit Acceptance Corp.*	4,413
426	Danvers Bancorp, Inc.	6,296
122	Diamond Hill Investment Group, Inc.*	4,840
1,320	Dollar Financial Corp.*	13,292
19	Doral Financial Corp.*	67
432	DuPont Fabros Technology, Inc. (REIT)	4,091
426	EastGroup Properties, Inc. (REIT)	14,531
1,358	eHealth, Inc.*	21,728
142	Employers Holdings, Inc.	1,734
176	Enstar Group Ltd.*	9,715
308	Enterprise Financial Services Corp.	2,427
509	Epoch Holding Corp.	3,242
711	Equity Lifestyle Properties, Inc. (REIT)	27,900
2,448	Ezcorp, Inc., Class A*	29,743
1,237	FCStone Group, Inc.*	5,047
109	Fifth Street Finance Corp.	1,044
1,011	First Cash Financial Services, Inc.*	15,276
203	First Financial Bankshares, Inc.	9,912
1,962	First Marblehead Corp. (The)*	3,453
147	First Mercury Financial Corp.*	2,158
146	Forestar Group, Inc.*	1,775
131	GAMCO Investors, Inc., Class A	6,884
3,601	GFI Group, Inc.	21,642
991	Greenhill & Co., Inc.	72,839
1,593	Grubb & Ellis Co.	1,099
101	Hancock Holding Co.	3,528
187	Highwoods Properties, Inc. (REIT)	4,230
739	Home Properties, Inc. (REIT)	24,609
1,288	Inland Real Estate Corp. (REIT)	8,990
2,212	Interactive Brokers Group, Inc. , Class A*	32,892
243	International Assets Holding Corp.*	3,545
75	KBW, Inc.*	1,952
630	Knight Capital Group, Inc., Class A*	10,842
5,845	Ladenburg Thalmann Financial Services, Inc.*	4,501
360	Life Partners Holdings, Inc.	5,720
863	Mid-America Apartment Communities, Inc. (REIT)	31,318
405	NewStar Financial, Inc.*	1,219
531	Omega Healthcare Investors, Inc. (REIT)	8,480
2,307	optionsXpress Holdings, Inc.	39,427
573	Oritani Financial Corp.*	7,753
294	Pinnacle Financial Partners, Inc.*	4,263
544	Portfolio Recovery Associates, Inc.*	19,568
779	Potlatch Corp. (REIT)	20,394
568	Primus Guaranty Ltd.*	1,579
1,634	PrivateBancorp, Inc.	32,729
236	PS Business Parks, Inc. (REIT)	10,589
335	Pzena Investment Management, Inc., Class A	2,188
1,171	Riskmetrics Group, Inc.*	18,818
510	Safeguard Scientifics, Inc.*	536
332	Saul Centers, Inc. (REIT)	9,532
1,706	Signature Bank/NY*	46,147
128	Smithtown Bancorp, Inc.	1,574
82	Stifel Financial Corp.*	3,570
206	Suffolk Bancorp	5,377
576	Sun Communities, Inc. (REIT)	8,133
342	SVB Financial Group*	9,217
89	SY Bancorp, Inc.	2,205
1,719	Tanger Factory Outlet Centers (REIT)	55,627
606	Tejon Ranch Co.*	15,568
1	Teton Advisors, Inc.*^‡	—
2,836	Thinkorswim Group, Inc.*	28,615

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
255	Thomas Properties Group, Inc.	$380
1,100	Tower Group, Inc.	26,279
1,751	TradeStation Group, Inc.*	14,358
1,443	TrustCo Bank Corp. NY	8,139
589	U.S. Global Investors, Inc., Class A	4,035
80	Universal Health Realty Income Trust (REIT)	2,565
551	ViewPoint Financial Group	8,061
1,587	Washington Real Estate Investment Trust (REIT)	34,692
723	Westamerica Bancorporation	37,495
251	Westwood Holdings Group, Inc.	10,206
891	World Acceptance Corp.*	17,847
		1,053,619
	Health Care - 21.1%

1,181	Abaxis, Inc.*	20,656
1,853	ABIOMED, Inc.*	11,062
1,799	Acadia Pharmaceuticals, Inc.*	3,526
1,460	Accelrys, Inc.*	6,847
1,966	Accuray, Inc.*	12,111
2,018	Acorda Therapeutics, Inc.*	49,824
445	Acura Pharmaceuticals, Inc.*	3,124
2,508	Adolor Corp.*	5,141
707	Affymax, Inc.*	12,019
2,012	Affymetrix, Inc.*	9,678
585	Air Methods Corp.*	15,438
3,107	Akorn, Inc.*	3,356
483	Albany Molecular Research, Inc.*	4,226
4,452	Alexion Pharmaceuticals, Inc.*	162,498
1,299	Alexza Pharmaceuticals, Inc.*	2,715
3,207	Align Technology, Inc.*	37,939
5,207	Alkermes, Inc.*	42,385
1,281	Alliance HealthCare Services, Inc.*	8,839
3,204	Allos Therapeutics, Inc.*	23,325
7,950	Allscripts-Misys Healthcare Solutions, Inc.	102,635
347	Almost Family, Inc.*	9,216
1,938	Alnylam Pharmaceuticals, Inc.*	39,458
1,359	Alphatec Holdings, Inc.*	2,990
926	AMAG Pharmaceuticals, Inc.*	48,708
1,444	Amedisys, Inc.*	43,926
3,964	American Medical Systems Holdings, Inc.*	60,134
266	Amicus Therapeutics, Inc.*	1,766
1,713	AMN Healthcare Services, Inc.*	12,334
730	Analogic Corp.	26,638
544	Angiodynamics, Inc.*	6,675
785	Ardea Biosciences, Inc.*	12,293
1,066	Arena Pharmaceuticals, Inc.*	3,934
4,706	Ariad Pharmaceuticals, Inc.*	7,059
2,209	Arqule, Inc.*	10,979
2,590	Array Biopharma, Inc.*	8,055
306	Assisted Living Concepts, Inc., Class A*	4,694
1,125	athenahealth, Inc.*	33,952
82	Atrion Corp.	9,036
2,242	Auxilium Pharmaceuticals, Inc.*	52,530
585	Biodel, Inc.*	2,568
958	BioForm Medical, Inc.*	1,293
722	BioMimetic Therapeutics, Inc.*	5,971
1,032	Bio-Rad Laboratories, Inc., Class A*	76,822
628	Bio-Reference Labs, Inc.*	17,088
1,169	BMP Sunstone Corp.*	5,389
2,751	Bruker Corp.*	17,964
1,447	Cadence Pharmaceuticals, Inc.*	15,338
907	Cambrex Corp.*	3,265
79	Capital Senior Living Corp.*	350
644	Caraco Pharmaceutical Laboratories Ltd.*	2,692
245	CardioNet, Inc.*	4,339
1,796	Catalyst Health Solutions, Inc.*	38,416
1,639	Celera Corp.*	12,407
4,679	Cell Genesys, Inc.*	2,106
813	Celldex Therapeutics, Inc.*	7,333
194	Centene Corp.*	3,527
3,102	Cepheid, Inc.*	31,330
903	Chemed Corp.	34,558
602	Chindex International, Inc.*	4,792
615	Clinical Data, Inc.*	7,528
2,551	Columbia Laboratories, Inc.*	3,214
417	Computer Programs & Systems, Inc.	14,261
1,646	Conceptus, Inc.*	26,089
122	Conmed Corp.*	1,922
412	Corvel Corp.*	8,833
813	Cougar Biotechnology, Inc.*	34,951
306	Cross Country Healthcare, Inc.*	2,375
1,516	CryoLife, Inc.*	7,110
3,073	Cubist Pharmaceuticals, Inc.*	52,425
1,294	Cyberonics, Inc.*	18,750
521	Cynosure, Inc., Class A*	3,512
1,661	Cypress Bioscience, Inc.*	12,624
2,132	Cytokinetics, Inc.*	5,842
1,369	Cytori Therapeutics, Inc.*	5,189
6,288	Dendreon Corp.*	142,549
2,782	Depomed, Inc.*	5,981
2,220	DexCom, Inc.*	12,343
998	Dionex Corp.*	56,247
5,588	Discovery Laboratories, Inc.*	6,091
4,457	Durect Corp.*	10,429
3,193	Dyax Corp.*	6,386
2,962	Eclipsys Corp.*	43,689
245	Emergency Medical Services Corp., Class A*	7,595
547	Emergent Biosolutions, Inc.*	5,984
1,073	Emeritus Corp.*	15,419
28	Ensign Group, Inc. (The)	417
1,329	Enzo Biochem, Inc.*	5,608
2,438	Enzon Pharmaceuticals, Inc.*	19,553
2,355	eResearchTechnology, Inc.*	14,106
751	ev3, Inc.*	6,864
414	Exactech, Inc.*	6,624
5,728	Exelixis, Inc.*	31,790
1,300	Facet Biotech Corp.*	12,883
101	Five Star Quality Care, Inc.*	213
759	Genomic Health, Inc.*	14,725
453	Genoptix, Inc.*	13,173
596	Gentiva Health Services, Inc.*	9,494
2,961	Geron Corp.*	19,395
1,015	GTx, Inc.*	8,729
1,401	Haemonetics Corp.*	74,575
3,315	Halozyme Therapeutics, Inc.*	23,172
1,372	Hansen Medical, Inc.*	7,820
1,915	Healthways, Inc.*	22,923
1,362	HMS Holdings Corp.*	47,874
856	Human Genome Sciences, Inc.*	2,114
321	ICU Medical, Inc.*	11,607
1,363	Idenix Pharmaceuticals, Inc.*	4,634
1,120	Idera Pharmaceuticals, Inc.*	6,082
1,177	I-Flow Corp.*	6,474
3,816	Immucor, Inc.*	57,431
2,764	Immunogen, Inc.*	22,914
3,561	Immunomedics, Inc.*	8,867
4,152	Incyte Corp.*	13,660

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,300	Inspire Pharmaceuticals, Inc.*	$9,430
999	Insulet Corp.*	7,223
970	Integra LifeSciences Holdings Corp.*	25,181
2,028	InterMune, Inc.*	23,971
323	Invacare Corp.	5,485
1,801	inVentiv Health, Inc.*	22,693
312	IPC The Hospitalist Co., Inc.*	7,769
1,003	IRIS International, Inc.*	11,986
4,917	Isis Pharmaceuticals, Inc.*	67,855
2,681	Javelin Pharmaceuticals, Inc.*	3,700
218	Jazz Pharmaceuticals, Inc.*	218
708	Kendle International, Inc.*	7,363
394	Kensey Nash Corp.*	9,866
1,794	KV Pharmaceutical Co., Class A*	3,014
275	Landauer, Inc.	15,848
1,286	Lexicon Pharmaceuticals, Inc.*	1,788
798	LHC Group, Inc.*	18,410
502	Life Sciences Research, Inc.*	3,363
5,561	Ligand Pharmaceuticals, Inc., Class B*	16,572
2,246	Luminex Corp.*	35,599
1,468	MannKind Corp.*	9,659
426	MAP Pharmaceuticals, Inc.*	5,150
1,125	Marshall Edwards, Inc.*	934
1,791	Martek Biosciences Corp.	37,951
2,510	Masimo Corp.*	60,089
559	Maxygen, Inc.*	3,963
6,954	Medarex, Inc.*	50,347
995	MedAssets, Inc.*	15,731
291	Medical Action Industries, Inc.*	2,971
2,834	Medicines Co. (The)*	21,708
3,075	Medicis Pharmaceutical Corp., Class A	48,339
1,389	Medivation, Inc.*	31,461
2,188	Meridian Bioscience, Inc.	41,813
1,504	Merit Medical Systems, Inc.*	20,590
1,034	Metabolix, Inc.*	7,279
847	Micrus Endovascular Corp.*	7,631
1,953	MiddleBrook Pharmaceuticals, Inc.*	3,047
963	Molecular Insight Pharmaceuticals, Inc.*	3,813
1,444	Momenta Pharmaceuticals, Inc.*	12,664
559	MWI Veterinary Supply, Inc.*	16,340
5,204	Myriad Genetics, Inc.*	188,177
246	Nabi Biopharmaceuticals*	696
703	Nanosphere, Inc.*	3,128
433	National Healthcare Corp.	16,632
72	National Research Corp.	1,931
1,502	Natus Medical, Inc.*	15,350
2,095	Nektar Therapeutics*	14,141
785	Neogen Corp.*	17,301
2,094	Neurocrine Biosciences, Inc.*	6,429
102	Nighthawk Radiology Holdings, Inc.*	404
3,358	Novavax, Inc.*	6,179
1,353	Noven Pharmaceuticals, Inc.*	15,018
2,572	NPS Pharmaceuticals, Inc.*	8,539
1,938	NuVasive, Inc.*	70,001
835	NxStage Medical, Inc.*	2,897
966	Obagi Medical Products, Inc.*	6,665
387	Odyssey HealthCare, Inc.*	3,800
1,693	Omnicell, Inc.*	15,559
3,028	Onyx Pharmaceuticals, Inc.*	71,642
2,615	Opko Health, Inc.*	3,138
1,559	Optimer Pharmaceuticals, Inc.*	19,347
2,384	OraSure Technologies, Inc.*	8,678
1,092	Orexigen Therapeutics, Inc.*	3,888
308	Orthofix International N.V.*	7,799
3,608	Orthovita, Inc.*	13,386
3,117	OSI Pharmaceuticals, Inc.*	105,355
814	Osiris Therapeutics, Inc.*	10,265
2,039	Owens & Minor, Inc.	71,487
1,873	Pain Therapeutics, Inc.*	8,354
3,085	Parexel International Corp.*	31,776
6,501	PDL BioPharma, Inc.	45,182
1,109	Pharmasset, Inc.*	11,644
2,331	Phase Forward, Inc.*	32,634
1,419	Pozen, Inc.*	10,855
1,451	Progenics Pharmaceuticals, Inc.*	7,502
587	Protalix BioTherapeutics, Inc.*	2,231
597	Providence Service Corp. (The)*	6,507
3,375	PSS World Medical, Inc.*	54,236
3,020	Psychiatric Solutions, Inc.*	55,719
954	Quality Systems, Inc.	47,633
2,754	Questcor Pharmaceuticals, Inc.*	11,732
1,428	Quidel Corp.*	18,178
1,063	RadNet, Inc.*	2,381
3,379	Regeneron Pharmaceuticals, Inc.*	51,732
1,692	Repligen Corp.*	6,886
1,591	Rexahn Pharmaceuticals, Inc.*	1,814
1,988	Rigel Pharmaceuticals, Inc.*	16,580
2,928	RTI Biologics, Inc.*	11,419
1,995	Sangamo Biosciences, Inc.*	7,940
3,318	Savient Pharmaceuticals, Inc.*	21,069
3,560	Seattle Genetics, Inc.*	32,716
3,306	Sequenom, Inc.*	10,877
867	Sirona Dental Systems, Inc.*	17,054
655	Somanetics Corp.*	11,011
916	SonoSite, Inc.*	16,955
1,724	Spectranetics Corp.*	7,655
1,672	Stereotaxis, Inc.*	5,802
3,190	STERIS Corp.	75,380
498	Sucampo Pharmaceuticals, Inc. , Class A*	2,794
2,344	Sun Healthcare Group, Inc.*	21,729
2,169	Sunrise Senior Living, Inc.*	5,227
840	SurModics, Inc.*	16,607
572	Symmetry Medical, Inc.*	4,399
631	Synovis Life Technologies, Inc.*	12,254
912	Synta Pharmaceuticals Corp.*	3,794
988	Targacept, Inc.*	2,806
2,820	Theravance, Inc.*	41,736
2,968	Thoratec Corp.*	74,437
2,113	TomoTherapy, Inc.*	4,839
665	TranS1, Inc.*	5,599
646	U.S. Physical Therapy, Inc.*	8,727
1,441	United Therapeutics Corp.*	115,496
1,661	Valeant Pharmaceuticals International*	38,186
1,524	Varian, Inc.*	53,066
361	Virtual Radiologic Corp.*	2,765
917	Vision-Sciences, Inc.*	1,009
413	Vital Images, Inc.*	4,816
3,762	Vivus, Inc.*	19,450
709	Vnus Medical Technologies, Inc.*	20,533
2,572	Volcano Corp.*	31,790
1,762	West Pharmaceutical Services, Inc.	56,948
2,025	Wright Medical Group, Inc.*	31,590
1,479	XenoPort, Inc.*	25,601
7,208	XOMA Ltd.*	5,838
1,139	Zoll Medical Corp.*	19,124
2,033	Zymogenetics, Inc.*	8,498
		4,898,086
	Industrials - 15.3%

881	3D Systems Corp.*	6,079
731	AAON, Inc.	15,205
479	AAR Corp.*	7,041

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
80	Aceto Corp.	$487
2,746	Actuant Corp., Class A	33,721
1,916	Acuity Brands, Inc.	52,077
1,174	Administaff, Inc.	25,241
2,634	Advanced Battery Technologies, Inc.*	9,430
871	Advisory Board Co. (The)*	20,207
590	Aerovironment, Inc.*	16,473
3,301	Airtran Holdings, Inc.*	16,736
1,271	Akeena Solar, Inc.*	1,525
627	Allegiant Travel Co.*	25,293
1,439	Altra Holdings, Inc.*	9,497
491	American Commercial Lines, Inc.*	8,677
887	American Ecology Corp.	16,897
399	American Railcar Industries, Inc.	3,216
1,984	American Reprographics Co.*	17,281
495	American Science & Engineering, Inc.	30,952
2,289	American Superconductor Corp.*	63,817
447	American Woodmark Corp.	8,587
107	Ameron International Corp.	5,933
331	Ampco-Pittsburgh Corp.	8,593
7	Amrep Corp.*	101
791	Apogee Enterprises, Inc.	9,745
691	Applied Industrial Technologies, Inc.	14,352
187	Applied Signal Technology, Inc.	3,914
623	Argon ST, Inc.*	12,909
406	Ascent Solar Technologies, Inc.*	2,456
908	Astec Industries, Inc.*	27,803
504	Axsys Technologies, Inc.*	24,736
268	AZZ, Inc.*	9,313
740	Badger Meter, Inc.	30,059
2,606	Barnes Group, Inc.	39,768
5,971	Beacon Power Corp.*	4,598
1,134	Beacon Roofing Supply, Inc.*	16,443
768	Belden, Inc.	14,070
131	Bowne & Co., Inc.	704
285	CAI International, Inc.*	1,397
10,274	Capstone Turbine Corp.*	6,575
699	Casella Waste Systems, Inc. , Class A*	1,747
2,438	CBIZ, Inc.*	17,627
55	CDI Corp.	618
2,617	Cenveo, Inc.*	12,902
1,543	Chart Industries, Inc.*	32,758
1,016	China Architectural Engineering, Inc.*	1,483
1,378	China BAK Battery, Inc.*	3,073
763	China Fire & Security Group, Inc.*	9,309
785	CIRCOR International, Inc.	19,154
1,700	CLARCOR, Inc.	48,722
1,077	Clean Harbors, Inc.*	58,718
315	Coleman Cable, Inc.*	948
1,175	Colfax Corp.*	9,564
114	Columbus McKinnon Corp.*	1,583
309	Consolidated Graphics, Inc.*	5,015
1,064	CoStar Group, Inc.*	37,932
375	CRA International, Inc.*	9,881
2,070	Curtiss-Wright Corp.	60,610
1,465	Deluxe Corp.	20,715
674	Duff & Phelps Corp., Class A*	10,016
391	DXP Enterprises, Inc.*	5,787
229	Dynamex, Inc.*	3,554
687	Dynamic Materials Corp.	12,325
90	DynCorp International, Inc. , Class A*	1,302
2,548	Eagle Bulk Shipping, Inc.	19,823
1,431	EMCOR Group, Inc.*	32,155
2,208	Ener1, Inc.*	14,794
2,455	Energy Conversion Devices, Inc.*	42,251
545	Energy Recovery, Inc.*	4,349
1,809	EnergySolutions, Inc.	14,599
54	EnerNOC, Inc.*	1,286
452	EnerSys*	7,322
132	EnPro Industries, Inc.*	2,325
1,414	ESCO Technologies, Inc.*	57,437
1,325	Esterline Technologies Corp.*	36,226
9,585	Evergreen Solar, Inc.*	17,828
518	Exponent, Inc.*	13,608
876	Flanders Corp.*	4,730
2,048	Flow International Corp.*	4,424
2,161	Force Protection, Inc.*	18,649
1,571	Forward Air Corp.	33,494
758	Franklin Electric Co., Inc.	18,025
71	FreightCar America, Inc.	1,188
1,029	Fuel Tech, Inc.*	10,043
3,737	FuelCell Energy, Inc.*	12,631
1,473	Furmanite Corp.*	5,921
786	Fushi Copperweld, Inc.*	6,673
1,324	Genco Shipping & Trading Ltd.	34,623
3,106	GenCorp, Inc.*	6,243
1,205	Genesee & Wyoming, Inc., Class A*	34,849
2,778	Geo Group, Inc. (The)*	45,393
94	GeoEye, Inc.*	2,017
782	Gorman-Rupp Co. (The)	16,422
5,360	GrafTech International Ltd.*	54,511
541	Graham Corp.	7,574
1,119	GT Solar International, Inc.*	7,184
406	Harbin Electric, Inc.*	5,112
2,047	Hawaiian Holdings, Inc.*	10,767
2,359	Healthcare Services Group, Inc.	41,235
1,786	Heartland Express, Inc.	28,040
1,207	HEICO Corp.	42,100
249	Herley Industries, Inc.*	2,657
1,676	Herman Miller, Inc.	23,849
5,228	Hexcel Corp.*	55,887
1,276	Hill International, Inc.*	5,181
211	HNI Corp.	3,661
1,630	Horizon Lines, Inc., Class A	8,672
969	Houston Wire & Cable Co.	11,570
1,305	HUB Group, Inc., Class A*	25,787
1,211	Hudson Highland Group, Inc.*	2,374
1,131	Huron Consulting Group, Inc.*	51,834
20	ICF International, Inc.*	532
209	ICT Group, Inc.*	1,845
1,330	II-VI, Inc.*	31,920
1,611	Innerworkings, Inc.*	7,507
90	Insteel Industries, Inc.	776
91	Integrated Electrical Services, Inc.*	897
2,904	Interface, Inc., Class A	18,411
79	Kaman Corp.	1,252
1,866	Kaydon Corp.	64,190
272	Key Technology, Inc.*	2,793
219	Kforce, Inc.*	2,039
3,119	Knight Transportation, Inc.	55,331
2,369	Knoll, Inc.	16,417
179	Korn/Ferry International*	1,985
132	K-Tron International, Inc.*	11,377
600	LaBarge, Inc.*	4,560
232	Layne Christensen Co.*	4,960
501	LECG Corp.*	1,463
649	Lindsay Corp.	20,677
294	LMI Aerospace, Inc.*	2,769
34	M&F Worldwide Corp.*	570
2,356	MasTec, Inc.*	30,510
876	Mcgrath Rentcorp	15,908
1,617	Medis Technologies Ltd.*	437
1,388	Metalico, Inc.*	3,498
819	Met-Pro Corp.	7,076

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
57	Michael Baker Corp.*	$2,396
3,707	Microvision, Inc.*	7,896
987	Middleby Corp.*	44,326
593	Mine Safety Appliances Co.	13,888
1,575	Mobile Mini, Inc.*	19,861
239	Moog, Inc., Class A*	5,712
144	Mueller Industries, Inc.	3,164
513	Multi-Color Corp.	6,530
2,632	Navigant Consulting, Inc.*	31,347
710	NN, Inc.	1,093
1,836	Nordson Corp.	70,502
2,302	Odyssey Marine Exploration, Inc.*	8,771
1,060	Old Dominion Freight Line, Inc.*	31,217
170	Omega Flex, Inc.	2,360
3,189	Orbital Sciences Corp.*	46,942
410	Orion Energy Systems, Inc.*	1,435
1,175	Orion Marine Group, Inc.*	24,769
730	Pacer International, Inc.	1,898
5	Patriot Transportation Holding, Inc.*	433
297	Pike Electric Corp.*	3,249
707	PMFG, Inc.*	4,242
868	Polypore International, Inc.*	8,628
376	Powell Industries, Inc.*	14,773
260	Power-One, Inc.*	367
922	PowerSecure International, Inc.*	4,204
20	Preformed Line Products Co.	885
817	PRG-Schultz International, Inc.*	2,345
338	Protection One, Inc.*	774
1,306	Quanex Building Products Corp.	14,418
872	Raven Industries, Inc.	23,945
1,187	RBC Bearings, Inc.*	21,900
2,479	Resources Connection, Inc.*	45,936
895	Robbins & Myers, Inc.	17,130
2,266	Rollins, Inc.	37,865
2,592	RSC Holdings, Inc.*	15,604
544	Sauer-Danfoss, Inc.	2,796
1,389	Spherion Corp.*	4,778
291	Standard Parking Corp.*	4,345
248	Standard Register Co. (The)	826
481	Stanley, Inc.*	12,549
418	Sterling Construction Co., Inc.*	7,148
635	Sun Hydraulics Corp.	10,096
1,797	SYKES Enterprises, Inc.*	29,291
220	TAL International Group, Inc.	2,185
3,410	Taser International, Inc.*	14,868
571	TBS International Ltd., Class A*	5,579
1,006	Team, Inc.*	14,235
1,931	Teledyne Technologies, Inc.*	63,472
841	Tennant Co.	15,365
3,207	Tetra Tech, Inc.*	82,324
227	Textainer Group Holdings Ltd.	2,359
158	Thermadyne Holdings Corp.*	662
1,869	Titan International, Inc.	16,896
399	Titan Machinery, Inc.*	5,011
1,811	TransDigm Group, Inc.*	71,027
227	Trex Co., Inc.*	2,522
505	Triumph Group, Inc.	19,902
232	TrueBlue, Inc.*	1,979
1,110	Tutor Perini Corp.*	22,922
51	Twin Disc, Inc.	369
3,693	UAL Corp.*	17,209
684	Ultralife Corp.*	4,747
70	Universal Truckload Services, Inc.	951
2,245	Valence Technology, Inc.*	3,951
1,057	Vicor Corp.	5,750
218	VSE Corp.	5,474
2,292	Wabtec Corp.	81,779
4,341	Waste Connections, Inc.*	110,261
676	Watsco, Inc.	33,279
1,548	Watson Wyatt Worldwide, Inc., Class A	58,731
2,521	Woodward Governor Co.	51,756
1,199	Xerium Technologies, Inc.*	863
		3,553,336
	Information Technology - 21.4%

1,484	3PAR, Inc.*	12,896
1,872	ACI Worldwide, Inc.*	27,912
1,361	Acme Packet, Inc.*	10,548
73	Actel Corp.*	823
2,435	Actuate Corp.*	11,785
1,720	Adtran, Inc.	35,742
2,337	Advanced Analogic Technologies, Inc.*	11,054
373	Advanced Energy Industries, Inc.*	3,525
857	Advent Software, Inc.*	26,301
1,184	Airvana, Inc.*	6,962
810	American Software, Inc., Class A	4,042
736	Amkor Technology, Inc.*	3,341
3,410	Anadigics, Inc.*	13,367
138	Anixter International, Inc.*	5,661
1,130	Applied Micro Circuits Corp.*	8,837
375	ArcSight, Inc.*	6,041
4,001	Ariba, Inc.*	37,889
7,017	Art Technology Group, Inc.*	25,261
2,849	Aruba Networks, Inc.*	18,547
1,887	AsiaInfo Holdings, Inc.*	39,552
3,233	Atheros Communications, Inc.*	54,185
1,749	ATMI, Inc.*	28,386
1,365	AuthenTec, Inc.*	2,389
694	Bankrate, Inc.*	20,896
43	Bel Fuse, Inc., Class B	581
643	Benchmark Electronics, Inc.*	7,845
1,791	BigBand Networks, Inc.*	9,349
2,254	Blackbaud, Inc.	31,263
1,686	Blackboard, Inc.*	48,591
1,805	Blue Coat Systems, Inc.*	25,577
1,279	Cabot Microelectronics Corp.*	35,748
338	CACI International, Inc., Class A*	12,969
1,641	Callidus Software, Inc.*	4,644
369	Cass Information Systems, Inc.	11,505
1,650	Cavium Networks, Inc.*	23,826
811	Ceva, Inc.*	6,172
1,249	China Information Security Technology, Inc.*	3,460
1,708	China Security & Surveillance Technology, Inc.*	11,973
1,637	Chordiant Software, Inc.*	6,581
2,376	Cirrus Logic, Inc.*	9,243
1,300	Cogent, Inc.*	13,065
2,155	Cognex Corp.	28,209
1,293	Cogo Group, Inc.*	8,417
90	Cohu, Inc.	833
2,330	CommVault Systems, Inc.*	28,776
769	Compellent Technologies, Inc.*	8,974
979	comScore, Inc.*	10,916
1,533	Comtech Telecommunications Corp.*	44,672
1,130	Comverge, Inc.*	11,526
2,348	Concur Technologies, Inc.*	69,266
1,107	Constant Contact, Inc.*	19,472
47	CPI International, Inc.*	514
501	Cray, Inc.*	2,159
1,033	CSG Systems International, Inc.*	14,224
3,759	Cybersource Corp.*	48,867

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
405	Cymer, Inc.*	$11,243
1,787	Daktronics, Inc.	15,315
1,892	Data Domain, Inc.*	48,189
1,582	DealerTrack Holdings, Inc.*	22,702
920	Deltek, Inc.*	3,726
1,124	DemandTec, Inc.*	10,397
865	DG FastChannel, Inc.*	17,118
857	Dice Holdings, Inc.*	4,071
250	Digi International, Inc.*	2,165
340	Digimarc Corp.*	3,454
2,023	Digital River, Inc.*	77,137
1,577	Diodes, Inc.*	24,239
1,468	DivX, Inc.*	7,780
941	Double-Take Software, Inc.*	8,667
971	DTS, Inc.*	25,702
5,980	Earthlink, Inc.*	46,883
348	Ebix, Inc.*	11,021
1,616	Echelon Corp.*	11,845
3,690	Elixir Gaming Technologies, Inc.*	664
3,998	Emcore Corp.*	5,237
373	Entegris, Inc.*	1,074
441	Entropic Communications, Inc.*	1,036
3,339	Entrust, Inc.*	7,045
1,273	EPIQ Systems, Inc.*	19,388
193	Exar Corp.*	1,247
773	ExlService Holdings, Inc.*	7,653
1,938	FalconStor Software, Inc.*	7,035
909	FARO Technologies, Inc.*	14,026
21,504	Finisar Corp.*	13,977
1,615	Formfactor, Inc.*	29,312
846	Forrester Research, Inc.*	19,602
3,226	Gartner, Inc.*	49,519
1,366	Global Cash Access Holdings, Inc.*	9,535
733	Globecomm Systems, Inc.*	4,743
1,279	GSI Commerce, Inc.*	16,448
508	Guidance Software, Inc.*	1,626
2,099	Hackett Group, Inc. (The)*	4,933
2,298	Harmonic, Inc.*	13,282
1,330	Heartland Payment Systems, Inc.	10,175
1,065	Hittite Microwave Corp.*	38,212
655	HSW International, Inc.*	105
391	Hughes Communications, Inc.*	8,571
2,130	Hypercom Corp.*	2,876
413	ICx Technologies, Inc.*	1,755
1,192	iGate Corp.	6,365
789	Immersion Corp.*	3,511
5,056	Infinera Corp.*	43,279
4,823	Informatica Corp.*	78,760
1,081	Infospace, Inc.*	7,567
923	Integral Systems, Inc.*	7,015
718	Interactive Intelligence, Inc.*	9,348
2,471	InterDigital, Inc.*	63,307
3,354	Intermec, Inc.*	38,504
1,379	Internap Network Services Corp.*	3,875
534	Internet Brands, Inc., Class A*	3,594
1,232	Internet Capital Group, Inc.*	7,170
1,047	IPG Photonics Corp.*	10,795
1,341	Isilon Systems, Inc.*	3,674
1,309	Ixia*	7,985
981	IXYS Corp.	9,290
2,420	j2 Global Communications, Inc.*	53,966
3,770	Jack Henry & Associates, Inc.	69,255
99	JDA Software Group, Inc.*	1,475
956	Kenexa Corp.*	9,245
144	Keynote Systems, Inc.*	1,045
1,620	Knot, Inc. (The)*	13,252
398	Kopin Corp.*	1,568
3,317	Kulicke & Soffa Industries, Inc.*	15,291
461	L-1 Identity Solutions, Inc.*	3,997
3,181	Lattice Semiconductor Corp.*	6,298
6,431	Lawson Software, Inc.*	33,827
864	Limelight Networks, Inc.*	4,251
797	Liquidity Services, Inc.*	7,803
514	Littelfuse, Inc.*	9,016
1,594	LoopNet, Inc.*	12,959
348	LTX-Credence Corp.*	195
341	Macrovision Solutions Corp.*	7,696
2,554	Magma Design Automation, Inc.*	3,780
1,257	Manhattan Associates, Inc.*	22,111
1,118	Mantech International Corp., Class A*	42,875
1,151	Marchex, Inc., Class B	3,833
127	MAXIMUS, Inc.	5,067
1,202	Maxwell Technologies, Inc.*	13,655
321	Mentor Graphics Corp.*	1,804
1,388	MercadoLibre, Inc.*	30,036
2,487	Micrel, Inc.	18,279
4,438	Micros Systems, Inc.*	115,921
4,503	Microsemi Corp.*	60,610
493	MicroStrategy, Inc., Class A*	23,072
2,958	Microtune, Inc.*	6,803
302	MIPS Technologies, Inc.*	1,175
166	MKS Instruments, Inc.*	2,243
1,422	Monolithic Power Systems, Inc.*	29,450
580	Monotype Imaging Holdings, Inc.*	3,277
6,992	Move, Inc.*	14,683
330	MTS Systems Corp.	7,319
415	Multi-Fineline Electronix, Inc.*	7,947
354	NCI, Inc., Class A*	8,907
194	Ness Technologies, Inc.*	664
2,718	Net 1 UEPS Technologies, Inc.*	33,187
2,149	Netezza Corp.*	15,000
320	Netgear, Inc.*	4,490
932	Netlogic Microsystems, Inc.*	30,495
1,356	Netscout Systems, Inc.*	12,719
387	NetSuite, Inc.*	4,474
2,640	Nextwave Wireless, Inc.*	845
2,173	NIC, Inc.	13,103
763	Novatel Wireless, Inc.*	8,912
253	NVE Corp.*	10,123
3,974	Oclaro, Inc.*	2,464
3,595	Omniture, Inc.*	42,493
239	Omnivision Technologies, Inc.*	2,722
1,570	Online Resources Corp.*	8,180
464	OpenTV Corp., Class A*	812
413	Oplink Communications, Inc.*	4,750
648	Opnet Technologies, Inc.*	6,584
812	Opnext, Inc.*	2,022
1,411	Orbcomm, Inc.*	2,173
680	OSI Systems, Inc.*	12,512
6,414	Palm, Inc.*	78,251
5,954	Parametric Technology Corp.*	68,947
903	Park Electrochemical Corp.	17,419
1,547	Parkervision, Inc.*	5,043
457	PC Mall, Inc.*	3,706
615	PC-Tel, Inc.*	3,419
786	Pegasystems, Inc.	20,860
1,202	Pericom Semiconductor Corp.*	11,359
1,584	Phoenix Technologies Ltd.*	4,419
1,981	Plexus Corp.*	36,173
1,738	PLX Technology, Inc.*	5,596
7,019	PMC - Sierra, Inc.*	53,274
4,427	Polycom, Inc.*	76,631
1,498	Power Integrations, Inc.	33,046
1,503	Presstek, Inc.*	2,600

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,059	Progress Software Corp.*	$46,163
701	PROS Holdings, Inc.*	5,587
678	QAD, Inc.	2,020
6,316	Quantum Corp.*	7,263
697	Rackspace Hosting, Inc.*	8,134
1,507	Radiant Systems, Inc.*	11,378
1,871	RealNetworks, Inc.*	4,790
523	Renaissance Learning, Inc.	5,131
1,437	RightNow Technologies, Inc.*	12,631
31	Rimage Corp.*	472
3,056	Riverbed Technology, Inc.*	61,395
1,618	Rofin-Sinar Technologies, Inc.*	36,486
722	Rubicon Technology, Inc.*	6,635
175	Rudolph Technologies, Inc.*	775
1,916	S1 Corp.*	12,990
8,277	Sanmina-SCI Corp.*	5,959
4,784	Sapient Corp.*	25,403
2,047	SAVVIS, Inc.*	24,093
1,084	Scansource, Inc.*	26,818
1,021	Semitool, Inc.*	5,003
3,179	Semtech Corp.*	51,150
2,006	ShoreTel, Inc.*	12,257
1,199	Sigma Designs, Inc.*	18,537
184	Silicon Graphics International Corp. *	933
3,994	Silicon Image, Inc.*	9,466
5,995	Skyworks Solutions, Inc.*	57,132
1,464	Smith Micro Software, Inc.*	14,289
3,013	Solera Holdings, Inc.*	68,998
732	Sonic Solutions, Inc.*	1,281
340	SonicWALL, Inc.*	1,737
11,110	Sonus Networks, Inc.*	24,998
879	Sourcefire, Inc.*	10,724
973	SPSS, Inc.*	32,469
1,242	SRA International, Inc., Class A*	22,033
672	Standard Microsystems Corp.*	12,392
1,620	Starent Networks Corp.*	34,231
1,673	STEC, Inc.*	27,420
1,124	Stratasys, Inc.*	11,757
1,325	SuccessFactors, Inc.*	10,388
1,090	Super Micro Computer, Inc.*	7,303
605	Supertex, Inc.*	14,816
1,725	SupportSoft, Inc.*	3,830
1,118	Switch & Data Facilities Co., Inc.*	14,702
3,637	Sybase, Inc.*	118,312
1,125	Sycamore Networks, Inc.*	3,375
969	Symyx Technologies, Inc.*	4,690
1,852	Synaptics, Inc.*	65,042
1,124	Synchronoss Technologies, Inc.*	13,645
703	Syntel, Inc.	20,197
4,188	Take-Two Interactive Software, Inc.	36,268
1,418	Taleo Corp., Class A*	21,979
145	Technitrol, Inc.	509
758	TechTarget, Inc.*	3,047
836	Techwell, Inc.*	5,384
401	Tekelec*	6,548
1,968	TeleCommunication Systems, Inc. , Class A*	14,701
1,982	TeleTech Holdings, Inc.*	22,852
2,880	Terremark Worldwide, Inc.*	14,486
2,635	Tessera Technologies, Inc.*	62,002
596	TheStreet.com, Inc.	1,162
2,503	THQ, Inc.*	16,094
5,553	TiVo, Inc.*	38,871
1,198	TNS, Inc.*	22,582
1,316	Trident Microsystems, Inc.*	2,264
288	TTM Technologies, Inc.*	2,563
1,931	Tyler Technologies, Inc.*	32,441
1,341	Ultimate Software Group, Inc.*	27,236
1,274	Ultratech, Inc.*	16,001
761	Unica Corp.*	3,402
1,576	Universal Display Corp.*	13,853
307	Utstarcom, Inc.*	636
4,719	Valueclick, Inc.*	52,145
1,464	VASCO Data Security International, Inc.*	10,848
1,466	Veeco Instruments, Inc.*	15,437
1,951	VeriFone Holdings, Inc.*	14,886
287	Viasat, Inc.*	7,198
718	Vignette Corp.*	9,291
351	Virtusa Corp.*	2,478
2,405	VistaPrint Ltd.*	92,087
875	Vocus, Inc.*	16,721
1,238	Volterra Semiconductor Corp.*	16,911
345	Web.com Group, Inc.*	1,649
2,221	Websense, Inc.*	40,311
3,706	Wind River Systems, Inc.*	29,240
1,992	Wright Express Corp.*	49,541
		4,954,235
	Materials - 2.6%

295	AEP Industries, Inc.*	7,313
2,164	Allied Nevada Gold Corp.*	16,771
494	AMCOL International Corp.	10,577
967	American Vanguard Corp.	9,873
462	Arch Chemicals, Inc.	12,982
987	Balchem Corp.	23,807
310	Bway Holding Co.*	4,504
2,946	Calgon Carbon Corp.*	33,967
372	China Direct, Inc.*	465
223	Clearwater Paper Corp.*	5,278
925	Compass Minerals International, Inc.	49,608
573	Deltic Timber Corp.	19,241
2,084	Ferro Corp.	7,690
1,235	Flotek Industries, Inc.*	2,594
2,779	General Moly, Inc.*	5,919
648	General Steel Holdings, Inc.*	3,434
382	GenTek, Inc.*	8,973
7,874	Graphic Packaging Holding Co.*	14,803
162	Haynes International, Inc.*	3,718
334	Headwaters, Inc.*	1,326
575	ICO, Inc.*	1,656
297	Innophos Holdings, Inc.	4,630
784	Innospec, Inc.	6,986
70	Koppers Holdings, Inc.	1,770
1,264	Landec Corp.*	8,595
626	LSB Industries, Inc.*	10,486
473	Minerals Technologies, Inc.	18,504
881	Myers Industries, Inc.	8,898
734	NewMarket Corp.	53,266
220	NL Industries, Inc.	1,674
371	Olympic Steel, Inc.	6,849
495	Quaker Chemical Corp.	6,826
781	Rock-Tenn Co., Class A	29,975
1,642	ShengdaTech, Inc.*	6,437
690	Silgan Holdings, Inc.	30,539
3,955	Solutia, Inc.*	19,380
142	Stepan Co.	5,965
597	Stillwater Mining Co.*	4,412
224	Sutor Technology Group Ltd.*	764
1,273	Texas Industries, Inc.	43,320
54	United States Lime & Minerals, Inc.*	2,158
34	Universal Stainless & Alloy*	472
631	Worthington Industries, Inc.	8,828
3,022	WR Grace & Co.*	39,226

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,139	Zep, Inc.	$13,862
1,499	Zoltek Cos., Inc.*	14,840
		593,161
	Telecommunication Services - 1.4%

1,211	Alaska Communications Systems Group, Inc.	8,199
1,305	Cbeyond, Inc.*	22,433
3,141	Centennial Communications Corp.*	26,416
2,430	Cogent Communications Group, Inc.*	18,978
465	Consolidated Communications Holdings, Inc.	4,790
498	Global Crossing Ltd.*	4,173
1,822	ICO Global Communications Holdings Ltd.*	1,184
211	Iowa Telecommunications Services, Inc.	2,498
302	iPCS, Inc.*	5,472
907	Neutral Tandem, Inc.*	26,303
1,629	NTELOS Holdings Corp.	29,110
5,056	PAETEC Holding Corp.*	15,471
2,888	Premiere Global Services, Inc.*	34,569
1,155	Shenandoah Telecommunications Co.	22,303
1,339	Syniverse Holdings, Inc.*	20,018
1,092	TerreStar Corp.*	601
7,038	tw telecom, inc.*	83,471
2,013	Virgin Mobile USA, Inc., Class A*	9,683
2,351	Vonage Holdings Corp.*	1,081
		336,753
	Utilities - 0.8%

652	Cadiz, Inc.*	4,962
791	Consolidated Water Co., Inc.	12,347
2,693	ITC Holdings Corp.	115,503
975	Ormat Technologies, Inc.	38,893
43	SJW Corp.	871
812	Synthesis Energy Systems, Inc.*	438
3,379	U.S. Geothermal, Inc.*	4,562
		177,576
	Total Common Stocks (Cost $18,038,495)	20,655,982

No. of Rights
Rights - 0.0%
647	BioMimetic Therapeutics, Inc., expiring 06/22/09 at $8.50*^	—
	Total Rights (Cost $—)	—

No. of Warrants
Warrants - 0.0%
18	GreenHunter Energy, Inc., expiring 08/27/11 at $27.50*	—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements (a) - 4.1%
$27,564	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $27,565(b)	27,564
12,629	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $12,629(d)	12,629
137,821	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $137,823(c)	137,821
55,128	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $55,130(e)	55,128
82,692	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $82,695(f)	82,692
19,295	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $19,295(g)	19,295
165,385	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $165,387(h)	165,385
110,257	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $110,261(i)	110,257
303,206	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $303,210(j)	303,206
24,987	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $24,987(k)	24,987
	Total Repurchase Agreements (Cost $938,964)	938,964
	Total Investments (Cost $18,977,459) — 93.2%	21,594,946
	Other assets less liabilities — 6.8%	1,587,683
	Net Assets — 100.0%	$23,182,629

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At May 31, 2009, the value of these securities amounted to $— or 0.00% of net assets.
‡	Illiquid security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $6,794,907.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $28,115. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $140,577. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $12,882. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $56,231. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $84,346. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $19,681. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $168,693. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $112,462. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $309,271. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $25,487. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

REIT	Real Estate Investment Trust

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(5,480,679)
Net unrealized depreciation	$(5,480,679)
Federal income tax cost of investments	$27,075,625

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on Russell 2000 Growth® Index	$6,383,426	$(41,564)

Equity Index Swap Agreement with Deutsche Bank AG, based on Russell 2000 Growth® Index	8,351,627	(24,816)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on Russell 2000 Growth® Index	3,835,815	842,655

Equity Index Swap Agreement with Societe Generale, based on Russell 2000 Growth® Index	6,815,967	822,910

	$25,386,835	$1,599,185

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May31, 2009

Ultra Consumer Services

Shares		Value
	Common Stocks (a) — 88.3%
	Airlines — 1.1%

336	Alaska Air Group, Inc.*	$5,231
2,590	AMR Corp.*	11,525
1,149	Continental Airlines, Inc., Class B*	10,709
6,455	Delta Air Lines, Inc.*	37,504
1,707	JetBlue Airways Corp.*	7,733
529	Skywest, Inc.	5,422
6,819	Southwest Airlines Co.	45,960
1,198	UAL Corp.*	5,583
		129,667
	Commercial Services & Supplies — 0.2%

575	Copart, Inc.*	17,647

	Computers & Peripherals — 0.0%

281	Avid Technology, Inc.*	4,001

	Diversified Consumer Services — 2.5%

1,290	Apollo Group, Inc., Class A*	76,239
829	Career Education Corp.*	16,646
738	Corinthian Colleges, Inc.*	11,350
576	DeVry, Inc.	25,096
3,143	H&R Block, Inc.	45,888
575	Hillenbrand, Inc.	9,867
360	ITT Educational Services, Inc.*	33,044
287	Matthews International Corp., Class A	8,194
73	Pre-Paid Legal Services, Inc.*	3,092
399	Regis Corp.	6,995
2,387	Service Corp. International	12,771
626	Sotheby’s	6,636
769	Stewart Enterprises, Inc., Class A	3,176
131	Strayer Education, Inc.	24,139
330	Weight Watchers International, Inc.	7,732
		290,865
	Electronic Equipment, Instruments & Components — 0.2%

484	Dolby Laboratories, Inc., Class A*	17,453

	Food & Staples Retailing — 21.4%

557	BJ’s Wholesale Club, Inc.*	19,629
470	Casey’s General Stores, Inc.	11,858
4,008	Costco Wholesale Corp.	194,468
13,301	CVS Caremark Corp.	396,370
5,663	Kroger Co. (The)	129,116
5,451	Rite Aid Corp.*	6,323
393	Ruddick Corp.	9,888
3,983	Safeway, Inc.	80,696
1,976	SUPERVALU, Inc.	32,802
5,476	Sysco Corp.	131,205
362	United Natural Foods, Inc.*	8,228
9,213	Walgreen Co.	274,455
22,667	Wal-Mart Stores, Inc.	1,127,457
1,290	Whole Foods Market, Inc.	24,342
		2,446,837
	Health Care Providers & Services — 2.9%

1,417	AmerisourceBergen Corp.	52,571
3,311	Cardinal Health, Inc.	118,368
210	Chemed Corp.	8,037
2,544	McKesson Corp.	104,685
991	Omnicare, Inc.	26,787
788	VCA Antech, Inc.*	19,125
		329,573
	Hotels, Restaurants & Leisure — 13.3%

507	Bally Technologies, Inc.*	14,196
288	Bob Evans Farms, Inc.	7,430
533	Boyd Gaming Corp.*	5,351
938	Brinker International, Inc.	16,790
856	Burger King Holdings, Inc.	14,175
3,921	Carnival Corp.	99,750
213	CEC Entertainment, Inc.*	6,844
525	Cheesecake Factory, Inc. (The)*	8,983
134	Chipotle Mexican Grill, Inc., Class A*	10,611
164	Chipotle Mexican Grill, Inc., Class B*	11,188
312	Choice Hotels International, Inc.	8,515
210	Cracker Barrel Old Country Store, Inc.	6,598
1,166	Darden Restaurants, Inc.	42,174
382	Gaylord Entertainment Co.*	5,424
2,759	International Game Technology	47,896
256	International Speedway Corp., Class A	6,346
361	Interval Leisure Group, Inc.*	3,455
526	Jack in the Box, Inc.*	13,834
3,268	Las Vegas Sands Corp.*	32,386
327	Life Time Fitness, Inc.*	6,043
2,832	Marriott International, Inc., Class A	66,156
10,353	McDonald’s Corp.	610,724
2,217	MGM Mirage*	16,539
473	Orient-Express Hotels Ltd., Class A	3,368
210	P.F. Chang’s China Bistro, Inc.*	6,707
273	Panera Bread Co., Class A*	14,535
205	Papa John’s International, Inc.*	5,556
625	Penn National Gaming, Inc.*	20,669
557	Pinnacle Entertainment, Inc.*	5,932
1,251	Royal Caribbean Cruises Ltd.	18,840
643	Scientific Games Corp., Class A*	11,465
565	Sonic Corp.*	5,328
6,788	Starbucks Corp.*	97,679
1,568	Starwood Hotels& Resorts Worldwide, Inc.	38,369
271	Vail Resorts, Inc.*	7,450
4,082	Wendy’s/Arby’s Group, Inc., Class A	17,144
413	WMS Industries, Inc.*	14,649
1,660	Wyndham Worldwide Corp.	19,571
627	Wynn Resorts Ltd.*	23,237
4,295	Yum! Brands, Inc.	148,736
		1,520,643
	Household Durables — 0.0%

390	American Greetings Corp., Class A	2,671

	Internet & Catalog Retail — 3.1%

2,868	Amazon.com, Inc.*	223,675
1,941	Expedia, Inc.*	33,599
361	HSN, Inc.*	4,079
5,245	Liberty Media Corp. - Interactive, Class A*	30,736
428	NetFlix, Inc.*	16,872
379	priceline.com, Inc.*	41,732
371	Ticketmaster Entertainment, Inc.*	2,886
		353,579
	Internet Software & Services — 1.7%

10,198	eBay, Inc.*	179,689
830	RealNetworks, Inc.*	2,125

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
805	Valueclick, Inc.*	$8,895
		190,709
	Media — 19.5%

245	Arbitron, Inc.	4,878
124	Ascent Media Corp., Class A*	3,586
2,172	Cablevision Systems Corp., Class A	41,333
5,428	CBS Corp., Class B	40,059
19,126	Comcast Corp., Class A	263,365
7,526	Comcast Corp., Special, Class A	97,838
482	CTC Media, Inc.*	4,777
5,082	DIRECTV Group, Inc. (The)*	114,345
1,247	Discovery Communications, Inc., Class A*	27,995
1,303	Discovery Communications, Inc., Class C*	27,155
1,953	DISH Network Corp., Class A*	32,029
543	DreamWorks Animation SKG, Inc., Class A*	15,128
2,135	Gannett Co., Inc.	10,184
356	Harte-Hanks, Inc.	3,001
334	Interactive Data Corp.	7,832
4,428	Interpublic Group of Cos., Inc.*	23,203
458	John Wiley& Sons, Inc., Class A	14,477
600	Lamar Advertising Co., Class A*	11,142
1,342	Liberty Global, Inc., Class A*	18,547
1,312	Liberty Global, Inc., Class C*	17,948
852	Liberty Media Corp. - Capital, Class A*	11,834
4,575	Liberty Media Corp. - Entertainment, Class A*	110,532
728	Live Nation, Inc.*	4,164
2,981	McGraw-Hill Cos., Inc. (The)	89,698
336	Meredith Corp.	9,059
1,077	New York Times Co. (The), Class A	7,108
16,861	News Corp., Class A	164,901
4,041	News Corp., Class B	45,380
2,888	Omnicom Group, Inc.	88,084
729	Regal Entertainment Group, Class A	9,302
294	Scholastic Corp.	5,762
814	Scripps Networks Interactive, Inc., Class A	22,580
3,024	Time Warner Cable, Inc.	93,109
11,081	Time Warner, Inc.	259,517
113	Viacom, Inc., Class A*	2,657
5,099	Viacom, Inc., Class B*	113,045
16,117	Walt Disney Co. (The)	390,354
55	Washington Post Co. (The), Class B	19,800
		2,225,708
	Multiline Retail — 5.5%

346	99 Cents Only Stores*	3,242
756	Big Lots, Inc.*	17,396
560	Dillard’s, Inc., Class A	5,292
834	Dollar Tree, Inc.*	37,338
1,230	Family Dollar Stores, Inc.	37,232
346	Fred’s, Inc., Class A	4,439
1,808	J.C. Penney Co., Inc.	47,171
2,667	Kohl’s Corp.*	113,268
3,902	Macy’s, Inc.	45,575
1,564	Nordstrom, Inc.	30,795
1,164	Saks, Inc.*	4,446
554	Sears Holdings Corp.*	31,495
6,352	Target Corp.	249,634
		627,323
	Professional Services — 0.5%

502	Dun& Bradstreet Corp.	41,058
444	IHS, Inc., Class A*	21,312
		62,370
	Road& Rail — 0.1%

1,666	Hertz Global Holdings, Inc.*	11,412

	Software — 0.2%

403	Factset Research Systems, Inc.	21,319

	Specialty Retail — 15.9%

417	Aaron’s, Inc.	13,582
809	Abercrombie& Fitch Co., Class A	24,359
877	Advance Auto Parts, Inc.	37,351
623	Aeropostale, Inc.*	21,568
1,635	American Eagle Outfitters, Inc.	24,214
529	AnnTaylor Stores Corp.*	3,872
1,032	AutoNation, Inc.*	16,388
323	AutoZone, Inc.*	49,144
350	Barnes& Noble, Inc.	8,649
2,433	Bed Bath& Beyond, Inc.*	68,392
3,118	Best Buy Co., Inc.	109,442
394	Brown Shoe Co., Inc.	3,199
1,838	Carmax, Inc.*	20,604
255	Cato Corp. (The), Class A	4,906
1,630	Chico’s FAS, Inc.*	15,909
225	Children’s Place Retail Stores, Inc.(The)*	8,080
331	Christopher& Banks Corp.	1,715
592	Collective Brands, Inc.*	8,738
795	Dick’s Sporting Goods, Inc.*	14,151
412	Dress Barn, Inc.*	6,522
1,439	Foot Locker, Inc.	15,987
1,420	GameStop Corp., Class A*	35,429
4,816	Gap, Inc. (The)	85,966
177	Genesco, Inc.*	4,565
218	Group 1 Automotive, Inc.	4,667
564	Guess?, Inc.	14,563
271	Gymboree Corp.*	9,986
15,779	Home Depot, Inc.	365,442
478	J. Crew Group, Inc.*	12,361
2,554	Limited Brands, Inc.	31,951
13,586	Lowe’s Cos., Inc.	258,270
436	Men’s Wearhouse, Inc. (The)	7,451
2,534	Office Depot, Inc.*	11,808
704	OfficeMax, Inc.	5,808
1,246	O’Reilly Automotive, Inc.*	44,918
422	PEP Boys-Manny Moe& Jack	2,975
1,180	PetSmart, Inc.	24,025
1,162	RadioShack Corp.	15,617
622	Rent-A-Center, Inc.*	12,148
1,203	Ross Stores, Inc.	47,109
784	Sally Beauty Holdings, Inc.*	5,574
794	Signet Jewelers Ltd.	14,284
6,571	Staples, Inc.	134,377
1,152	Tiffany& Co.	32,682
3,899	TJX Cos., Inc.	115,060
292	Tractor Supply Co.*	11,207
1,106	Urban Outfitters, Inc.*	22,585
882	Williams-Sonoma, Inc.	11,413
		1,819,013

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Textiles, Apparel & Luxury Goods — 0.2%
515	Polo Ralph Lauren Corp.	$27,717

	Total Common Stocks (Cost $9,133,739)	10,098,507

Principal Amount
	Repurchase Agreements (a) - 10.0%
$33,496	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $33,497(b)	33,496
15,347	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $15,347(d)	15,347
167,479	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $167,481(c)	167,479
66,992	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $66,994(e)	66,992
100,487	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $100,490(f)	100,487
23,447	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $23,447(g)	23,447
200,975	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $200,978(h)	200,975
133,983	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $133,988(i)	133,983
368,454	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $368,459(j)	368,454
30,364	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $30,364(k)	30,364
	Total Repurchase Agreements (Cost $1,141,024)	1,141,024
	Total Investments (Cost $10,274,763) — 98.3%	11,239,531
	Other assets less liabilities — 1.7%	200,046
	Net Assets — 100.0%	$11,439,577

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $2,328,457.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $34,166. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $170,829. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $15,654. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $68,332. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $102,497. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $23,916. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $204,995. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $136,663. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $375,824. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $30,971. The investment in the repurchase agreement was through participation in a pooled account.

Schedule of Portfolio Investments May 31, 2009

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,039,298)
Net unrealized depreciation	$(2,039,298)
Federal income tax cost of investments	$13,278,829

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	$1,495,661	$(118,605)

Equity Index Swap with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	6,778,397	(111,992)

Equity Index Swap with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	1,204,549	206,880

Equity Index Swap with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	3,306,109	313,576

	$12,784,716	$289,859

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Financials

Shares		Value
	Common Stocks (a) — 89.1%
	Capital Markets — 16.6%

68,538	Affiliated Managers Group, Inc.*	$3,845,667
360,376	Ameriprise Financial, Inc.	10,883,355
1,894,317	Bank of New York Mellon Corp. (The)	52,624,126
32,995	BlackRock, Inc.	5,262,703
1,566,425	Charles Schwab Corp. (The)	27,569,080
735,517	E*Trade Financial Corp.*	1,059,145
192,084	Eaton Vance Corp.	5,205,476
159,668	Federated Investors, Inc., Class B	3,996,490
264,231	Franklin Resources, Inc.	17,663,842
330,645	GLG Partners, Inc.	1,206,854
702,767	Goldman Sachs Group, Inc. (The)	101,599,025
20,511	Greenhill & Co., Inc.	1,507,559
644,828	Invesco Ltd.	10,091,558
72,422	Investment Technology Group, Inc.*	1,506,378
262,750	Janus Capital Group, Inc.	2,664,285
193,314	Jefferies Group, Inc.*	4,181,382
151,086	Knight Capital Group, Inc., Class A*	2,600,190
127,148	Lazard Ltd., Class A	3,595,746
234,986	Legg Mason, Inc.	4,530,530
161,919	MF Global Ltd.*	984,468
1,884,760	Morgan Stanley	57,145,923
371,423	Northern Trust Corp.	21,412,536
78,081	optionsXpress Holdings, Inc.	1,334,404
31,847	Piper Jaffray Cos.*	1,148,721
164,657	Raymond James Financial, Inc.	2,618,046
233,177	SEI Investments Co.	3,597,921
802,349	State Street Corp.	37,269,111
42,580	Stifel Financial Corp.*	1,853,933
44,979	SWS Group, Inc.	576,181
431,908	T. Rowe Price Group, Inc.	17,522,508
395,838	TD Ameritrade Holding Corp.*	6,745,080
141,348	Waddell & Reed Financial, Inc., Class A	3,448,891
		417,251,114
	Commercial Banks — 15.9%

198,131	Associated Banc-Corp	2,866,955
127,781	BancorpSouth, Inc.	2,841,849
79,209	Bank of Hawaii Corp.	2,964,793
1,041,756	BB&T Corp.	23,356,170
37,024	BOK Financial Corp.	1,501,693
381,016	CapitalSource, Inc.	1,428,810
82,194	Cathay General Bancorp	851,530
209,271	Citizens Republic Bancorp, Inc.*	238,569
65,942	City National Corp./CA	2,411,499
250,636	Comerica, Inc.	5,433,789
102,696	Commerce Bancshares, Inc./MO	3,231,843
93,620	Cullen/Frost Bankers, Inc.	4,582,699
104,430	East West Bancorp, Inc.	842,750
879,105	Fifth Third Bancorp	6,065,825
127,730	First Bancorp/Puerto Rico	624,600
350,578	First Horizon National Corp.	4,256,017
80,519	First Midwest Bancorp, Inc./IL	700,515
125,522	FirstMerit Corp.	2,185,338
149,398	FNB Corp./PA	997,979
288,308	Fulton Financial Corp.	1,675,069
98,900	Glacier Bancorp, Inc.	1,638,773
44,197	Hancock Holding Co.	1,543,801
610,154	Huntington Bancshares, Inc./OH	2,391,804
88,667	International Bancshares Corp.	994,844
823,390	KeyCorp	4,116,950
140,148	M&T Bank Corp.	7,049,464
404,166	Marshall & Ilsley Corp.	2,659,412
57,457	MB Financial, Inc.	586,636
132,592	National Penn Bancshares, Inc.	803,508
110,655	Old National Bancorp/IN	1,326,753
77,706	Pacific Capital Bancorp N.A.	389,307
39,784	PacWest Bancorp	562,148
19,297	Park National Corp.	1,215,711
711,967	PNC Financial Services Group, Inc.	32,430,097
424,243	Popular, Inc.	1,247,274
52,171	PrivateBancorp, Inc.	1,044,985
76,876	Prosperity Bancshares, Inc.	2,157,141
1,819,999	Regions Financial Corp.	7,625,796
121,963	Sterling Bancshares, Inc./TX	773,245
587,736	SunTrust Banks, Inc.	7,740,483
143,046	Susquehanna Bancshares, Inc.	1,021,348
53,550	SVB Financial Group*	1,443,173
455,938	Synovus Financial Corp.	1,490,917
206,117	TCF Financial Corp.	2,959,840
84,060	Trustmark Corp.	1,646,735
2,872,237	U.S. Bancorp	55,146,950
183,726	UCBH Holdings, Inc.	284,775
51,726	UMB Financial Corp.	2,075,764
100,047	Umpqua Holdings Corp.	850,400
71,658	United Bankshares, Inc.	1,511,267
80,446	United Community Banks, Inc./GA	623,457
236,451	Valley National Bancorp	2,870,521
87,111	Webster Financial Corp.	649,848
6,694,487	Wells Fargo & Co.	170,709,419
48,505	Westamerica Bancorporation	2,515,469
106,406	Whitney Holding Corp./LA	1,319,434
111,285	Wilmington Trust Corp.	1,603,617
39,612	Wintrust Financial Corp.	713,016
192,136	Zions Bancorporation	2,628,420
		399,420,794
	Consumer Finance — 3.0%

1,727,136	American Express Co.	42,919,330
99,141	AmeriCredit Corp.*	1,260,082
744,497	Capital One Financial Corp.	18,195,507
795,612	Discover Financial Services	7,606,051
776,578	SLM Corp.*	5,133,180
		75,114,150
	Diversified Financial Services — 19.4%

12,717,221	Bank of America Corp.	143,323,081
646,800	CIT Group, Inc.	2,477,244
9,059,012	Citigroup, Inc.	33,699,525
110,621	CME Group, Inc.	35,580,138
119,566	IntercontinentalExchange, Inc.*	12,888,019
6,210,391	JPMorgan Chase & Co.	229,163,428
318,948	Moody’s Corp.	8,735,986
166,220	MSCI, Inc., Class A*	3,535,499
262,565	NASDAQ OMX Group, Inc. (The)*	5,542,747
431,061	NYSE Euronext	12,931,830
		487,877,497
	Insurance — 17.9%

554,133	ACE Ltd.	24,376,311
775,792	Aflac, Inc.	27,540,616
10,578	Alleghany Corp.*	2,750,280
58,852	Allied World Assurance Co. Holdings Ltd.	2,221,663

Shares		Value
	Common Stocks (a) (continued)
891,733	Allstate Corp. (The)	$22,944,290
477,869	Ambac Financial Group, Inc.	597,336
128,105	American Financial Group, Inc./OH	2,744,009
3,931,869	American International Group, Inc.	6,644,859
26,465	American National Insurance Co.	2,096,557
395,911	AON Corp.	14,252,796
82,844	Arch Capital Group Ltd.*	4,714,652
50,953	Argo Group International Holdings Ltd.*	1,428,722
158,147	Arthur J. Gallagher & Co.	3,313,180
125,763	Aspen Insurance Holdings Ltd.	2,903,868
196,035	Assurant, Inc.	4,632,307
99,247	Assured Guaranty Ltd.	1,301,128
234,755	Axis Capital Holdings Ltd.	5,605,949
188,546	Brown & Brown, Inc.	3,635,167
592,143	Chubb Corp.	23,478,470
252,418	Cincinnati Financial Corp.	5,707,171
68,739	Delphi Financial Group, Inc. , Class A	1,308,791
85,218	Endurance Specialty Holdings Ltd.	2,340,938
53,496	Erie Indemnity Co., Class A	1,850,962
96,693	Everest Re Group Ltd.	6,694,056
351,677	Fidelity National Financial, Inc., Class A	4,902,377
135,901	First American Corp.	3,101,261
719,504	Genworth Financial, Inc., Class A	4,259,464
85,863	Hanover Insurance Group, Inc. (The)	2,945,960
541,447	Hartford Financial Services Group, Inc.	7,764,350
191,288	HCC Insurance Holdings, Inc.	4,722,901
65,162	Horace Mann Educators Corp.	588,413
77,901	IPC Holdings Ltd.	1,935,840
425,928	Lincoln National Corp.	8,071,336
589,325	Loews Corp.	15,941,241
16,372	Markel Corp.*	4,666,020
850,397	Marsh & McLennan Cos., Inc.	16,089,511
78,050	Max Capital Group Ltd.	1,233,970
387,238	MBIA, Inc.*	2,497,685
43,947	Mercury General Corp.	1,456,404
841,901	MetLife, Inc.	26,519,881
141,817	Montpelier Re Holdings Ltd.	1,897,511
65,684	National Financial Partners Corp.	397,388
384,444	Old Republic International Corp.	3,932,862
91,888	PartnerRe Ltd.	5,996,611
79,195	Platinum Underwriters Holdings Ltd.	2,283,192
483,680	Principal Financial Group, Inc.	10,737,696
51,651	ProAssurance Corp.*	2,335,142
1,055,827	Progressive Corp. (The)*	17,030,489
116,031	Protective Life Corp.	1,434,143
707,161	Prudential Financial, Inc.	28,222,796
119,135	Reinsurance Group of America, Inc.	4,381,785
102,302	RenaissanceRe Holdings Ltd.	4,682,363
31,840	RLI Corp.	1,492,022
87,614	Selective Insurance Group	1,157,381
81,411	StanCorp Financial Group, Inc.	2,525,369
141,820	Torchmark Corp.	5,695,491
59,864	Tower Group, Inc.	1,430,151
43,978	Transatlantic Holdings, Inc.	1,702,388
972,750	Travelers Cos., Inc. (The)	39,552,015
76,030	Unitrin, Inc.	1,103,956
550,862	Unum Group	9,425,249
233,731	W. R. Berkley Corp.	5,069,625
12,248	White Mountains Insurance Group Ltd.	2,694,560
276,744	Willis Group Holdings Ltd.	7,369,693
550,523	XL Capital Ltd., Class A	5,571,293
61,624	Zenith National Insurance Corp.	1,321,835
		451,223,698
	IT Services — 3.8%

134,694	Mastercard, Inc., Class A	23,750,593
743,428	Visa, Inc., Class A	50,337,510
1,190,489	Western Union Co. (The)	20,988,323
		95,076,426
	Professional Services — 0.2%

209,900	Equifax, Inc.	5,713,478

	Real Estate Investment Trusts — 10.4%

64,735	Alexandria Real Estate Equities, Inc.	2,323,987
231,833	AMB Property Corp.	4,138,219
70,077	American Campus Communities, Inc.	1,611,070
894,581	Annaly Capital Management, Inc.	12,470,459
194,242	Apartment Investment & Management Co., Class A	1,835,587
132,454	AvalonBay Communities, Inc.	8,143,272
134,113	BioMed Realty Trust, Inc.	1,318,331
198,028	Boston Properties, Inc.	9,568,713
147,391	Brandywine Realty Trust	1,098,063
85,445	BRE Properties, Inc.	2,134,416
87,592	Camden Property Trust	2,629,512
117,946	CBL & Associates Properties, Inc.	734,804
69,662	Colonial Properties Trust	541,970
85,914	Corporate Office Properties Trust	2,549,928
68,502	Cousins Properties, Inc.	616,518
285,792	DCT Industrial Trust, Inc.	1,280,348
210,479	Developers Diversified Realty Corp.	1,033,452
149,465	DiamondRock Hospitality Co.	971,522
116,969	Digital Realty Trust, Inc.	4,183,981
181,172	Douglas Emmett, Inc.	1,684,900
353,251	Duke Realty Corp.	3,359,417
54,507	Entertainment Properties Trust	1,107,582
37,480	Equity Lifestyle Properties, Inc.	1,470,715
450,904	Equity Residential	10,975,003
44,950	Essex Property Trust, Inc.	3,060,645
97,544	Federal Realty Investment Trust	5,135,692
73,614	First Industrial Realty Trust, Inc.	296,664
106,371	Franklin Street Properties Corp.	1,340,275
60,484	Hatteras Financial Corp.	1,507,261
420,552	HCP, Inc.	9,769,423
184,278	Health Care REIT, Inc.	6,311,522
97,674	Healthcare Realty Trust, Inc.	1,608,691
105,455	Highwoods Properties, Inc.	2,385,392
53,386	Home Properties, Inc.	1,777,754
156,260	Hospitality Properties Trust	2,182,952
992,986	Host Hotels & Resorts, Inc.	9,314,209
374,706	HRPT Properties Trust	1,779,853
163,856	iStar Financial, Inc.	507,954
54,934	Kilroy Realty Corp.	1,169,545
536,266	Kimco Realty Corp.	6,268,950

Shares		Value
	Common Stocks (a) (continued)
68,243	LaSalle Hotel Properties	$933,564
136,480	Lexington Realty Trust	578,675
163,022	Liberty Property Trust	3,795,152
126,964	Macerich Co. (The)	2,143,152
109,809	Mack-Cali Realty Corp.	2,713,380
370,768	MFA Financial, Inc.	2,321,008
46,767	Mid-America Apartment Communities, Inc.	1,697,174
130,324	National Retail Properties, Inc.	2,229,844
170,239	Nationwide Health Properties, Inc.	4,523,250
135,951	Omega Healthcare Investors, Inc.	2,171,137
65,922	Pennsylvania Real Estate Investment Trust	367,845
277,609	Plum Creek Timber Co., Inc.	9,619,152
73,237	Post Properties, Inc.	1,115,400
65,689	Potlatch Corp.	1,719,738
695,457	ProLogis	5,904,430
213,949	Public Storage	14,251,143
130,285	Rayonier, Inc.	5,211,400
173,391	Realty Income Corp.	3,722,705
84,722	Redwood Trust, Inc.	1,348,774
115,089	Regency Centers Corp.	4,100,621
199,992	Senior Housing Properties Trust	3,349,866
405,552	Simon Property Group, Inc.	21,684,865
94,624	SL Green Realty Corp.	2,166,890
89,578	Sunstone Hotel Investors, Inc.	520,448
52,978	Tanger Factory Outlet Centers	1,714,368
87,430	Taubman Centers, Inc.	2,163,018
226,096	UDR, Inc.	2,487,056
237,731	Ventas, Inc.	7,217,513
270,745	Vornado Realty Trust	12,632,962
86,939	Washington Real Estate Investment Trust	1,900,487
178,347	Weingarten Realty Investors	2,832,150
		261,335,718
	Real Estate Management & Development — 0.5%

338,894	Brookfield Properties Corp.	2,562,038
372,956	CB Richard Ellis Group, Inc., Class A*	2,722,579
186,234	Forest City Enterprises, Inc., Class A	1,320,399
55,313	Forestar Group, Inc.*	672,606
57,323	Jones Lang LaSalle, Inc.	2,009,171
152,331	St. Joe Co. (The)*	3,890,534
		13,177,327
	Thrifts & Mortgage Finance — 1.4%

145,026	Astoria Financial Corp.	1,118,150
35,454	Capitol Federal Financial	1,492,259
51,128	Dime Community Bancshares	455,550
242,949	First Niagara Financial Group, Inc.	3,083,023
801,626	Hudson City Bancorp, Inc.	10,284,862
208,180	MGIC Investment Corp.	907,665
572,313	New York Community Bancorp, Inc.	6,329,782
166,144	NewAlliance Bancshares, Inc.	2,149,903
284,946	People’s United Financial, Inc.	4,502,147
93,517	Provident Financial Services, Inc.	920,207
156,434	TFS Financial Corp.	1,784,912
126,397	TrustCo Bank Corp. NY	712,879
146,324	Washington Federal, Inc.	1,919,771
		35,661,110
	Total Common Stocks (Cost $1,789,377,884)	2,241,851,312

Principal Amount
	Repurchase Agreements (a) - 5.7%
$4,231,858	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $4,231,973(b)	4,231,858
1,938,904	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $1,938,930(d)	1,938,904
21,159,286	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $21,159,586(c)	21,159,286
8,463,714	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $8,463,977(e)	8,463,714
12,695,572	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $12,695,992(f)	12,695,572
2,962,300	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $2,962,335(g)	2,962,300
25,391,143	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $25,391,524(h)	25,391,143
16,927,429	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $16,928,054(i)	16,927,429
46,550,429	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $46,551,088(j)	46,550,429
3,836,176	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $3,836,227(k)	3,836,176
	Total Repurchase Agreements (Cost $144,156,811)	144,156,811
	Total Investments (Cost $1,933,534,695) — 94.8%	2,386,008,123
	Other assets less liabilities — 5.2%	131,906,998
	Net Assets — 100.0%	$2,517,915,121

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $982,555,261.

See accompanying notes to the financial statements.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $4,316,494. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $21,582,472. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $1,977,682. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $8,633,019. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $12,949,540. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $3,021,564. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $25,898,986. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $17,266,017. The investment in the repurchase agreement was through participation in a pooled account.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $47,481,508. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $3,912,911. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(289,717,239)
Net unrealized depreciation	$(289,717,239)
Federal income tax cost of investments	$2,675,725,362

Swap Agreements

Ultra Financials had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	$107,025,306	$(30,224,175)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	268,116,822	(16,189,682)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	300,633,282	—

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	941,767,582	(71,714,902)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	1,136,745,240	255,958,629

	$2,754,288,232	$137,829,870

See accompanying notes to the financial statements.

Schedule of Portfolio Investments May 31, 2009

Ultra Industrials

Shares		Value
	Common Stocks (a) — 88.6%
	Aerospace & Defense — 17.6%

888	AAR Corp.*	$13,054
748	Alliant Techsystems, Inc.*	64,545
2,289	BE Aerospace, Inc.*	34,060
15,095	Boeing Co. (The)	677,011
602	Ceradyne, Inc.*	13,605
1,027	Curtiss-Wright Corp.	30,071
670	Esterline Technologies Corp.*	18,318
7,509	General Dynamics Corp.	427,262
2,833	Goodrich Corp.	137,514
2,094	Hexcel Corp.*	22,385
15,500	Honeywell International, Inc.	513,980
4,183	ITT Corp.	172,256
2,750	L-3 Communications Holdings, Inc.	202,152
7,351	Lockheed Martin Corp.	614,764
884	Moog, Inc., Class A*	21,128
7,028	Northrop Grumman Corp.	334,673
1,351	Orbital Sciences Corp.*	19,887
3,218	Precision Castparts Corp.	265,710
9,619	Raytheon Co.	429,488
3,650	Rockwell Collins, Inc.	154,833
2,366	Spirit Aerosystems Holdings, Inc., Class A*	32,532
1,426	Taser International, Inc.*	6,217
779	Teledyne Technologies, Inc.*	25,606
854	TransDigm Group, Inc.*	33,494
20,221	United Technologies Corp.	1,063,827
		5,328,372
	Air Freight & Logistics — 5.3%

3,910	C.H. Robinson Worldwide, Inc.	198,706
4,911	Expeditors International of Washington, Inc.	161,130
6,704	FedEx Corp.	371,603
661	Forward Air Corp.	14,092
854	HUB Group, Inc., Class A*	16,875
15,890	United Parcel Service, Inc., Class B	812,615
2,082	UTi Worldwide, Inc.*	27,295
		1,602,316
	Building Products — 0.7%

1,208	Lennox International, Inc.	37,460
8,412	Masco Corp.	87,148
2,016	Owens Corning*	28,083
868	Quanex Building Products Corp.	9,583
866	Simpson Manufacturing Co., Inc.	18,048
1,531	USG Corp.*	18,372
		198,694
	Chemicals — 0.2%

3,172	Nalco Holding Co.	55,066

	Commercial Services & Supplies — 3.5%

911	Brink’s Co. (The)	24,223
3,052	Cintas Corp.	71,081
459	Clean Harbors, Inc.*	25,025
2,881	Corrections Corp. of America*	44,223
1,178	Deluxe Corp.	16,657
427	G&K Services, Inc., Class A	9,155
4,195	Iron Mountain, Inc.*	114,314
728	Mine Safety Appliances Co.	17,050
4,731	R.R. Donnelley & Sons Co.	63,774
7,139	Republic Services, Inc.	162,698
1,993	Stericycle, Inc.*	99,610
1,370	Tetra Tech, Inc.*	35,168
534	United Stationers, Inc.*	19,122
461	Viad Corp.	6,772
1,844	Waste Connections, Inc.*	46,838
11,426	Waste Management, Inc.	315,243
		1,070,953
	Communications Equipment — 0.2%

406	Black Box Corp.	13,366
1,606	CommScope, Inc.*	42,141
		55,507
	Construction & Engineering — 2.8%

1,791	Aecom Technology Corp.*	57,151
1,508	EMCOR Group, Inc.*	33,885
4,184	Fluor Corp.	196,564
2,905	Foster Wheeler AG*	77,040
729	Granite Construction, Inc.	26,645
854	Insituform Technologies, Inc., Class A*	12,460
2,820	Jacobs Engineering Group, Inc.*	120,978
3,728	KBR, Inc.	68,670
4,533	Quanta Services, Inc.*	103,398
1,917	Shaw Group, Inc. (The)*	52,142
1,928	URS Corp.*	92,698
		841,631
	Construction Materials — 0.7%

1,004	Eagle Materials, Inc.	24,698
949	Martin Marietta Materials, Inc.	77,315
530	Texas Industries, Inc.	18,036
2,100	Vulcan Materials Co.	93,009
		213,058
	Containers & Packaging — 2.4%

1,482	Aptargroup, Inc.	45,957
2,178	Ball Corp.	86,684
2,315	Bemis Co., Inc.	58,083
3,682	Crown Holdings, Inc.*	86,527
553	Greif, Inc., Class A	26,721
3,840	Owens-Illinois, Inc.*	109,939
2,364	Packaging Corp. of America	38,108
3,009	Pactiv Corp.*	67,402
874	Rock-Tenn Co., Class A	33,544
3,650	Sealed Air Corp.	73,036
579	Silgan Holdings, Inc.	25,627
2,294	Sonoco Products Co.	55,882
2,083	Temple-Inland, Inc.	26,621
		734,131
	Diversified Consumer Services — 0.1%

995	Brink’s Home Security Holdings, Inc.*	28,656

	Diversified Financial Services — 0.1%

1,243	PHH Corp.*	19,142

	Electrical Equipment — 4.2%

937	Acuity Brands, Inc.	25,468
2,445	AMETEK, Inc.	76,895
965	Baldor Electric Co.	22,378
1,073	Belden, Inc.	19,657
1,132	Brady Corp., Class A	28,051
4,010	Cooper Industries Ltd., Class A	131,608
17,412	Emerson Electric Co.	558,751
949	EnerSys*	15,374
1,221	General Cable Corp.*	46,691

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,753	GrafTech International Ltd.*	$27,998
1,129	Hubbell, Inc., Class B	37,494
734	Regal-Beloit Corp.	29,000
2,921	Rockwell Automation, Inc.	89,646
2,066	Roper Industries, Inc.	88,797
1,228	Thomas & Betts Corp.*	37,675
1,316	Woodward Governor Co.	27,018
		1,262,501
	Electronic Equipment, Instruments & Components — 3.7%

8,069	Agilent Technologies, Inc.*	147,098
4,036	Amphenol Corp., Class A	134,762
709	Anixter International, Inc.*	29,083
2,755	Arrow Electronics, Inc.*	66,643
3,448	Avnet, Inc.*	79,339
1,179	AVX Corp.	10,941
1,503	Benchmark Electronics, Inc.*	18,337
886	Checkpoint Systems, Inc.*	12,439
838	Cognex Corp.	10,969
778	CTS Corp.	4,489
572	Electro Scientific Industries, Inc.*	5,125
18,662	Flextronics International Ltd.*	73,902
3,215	FLIR Systems, Inc.*	72,209
785	Itron, Inc.*	45,797
4,556	Jabil Circuit, Inc.	35,674
500	Littelfuse, Inc.*	8,770
876	Methode Electronics, Inc.	5,116
1,490	Molex, Inc.	22,767
1,627	Molex, Inc., Class A	22,453
1,306	National Instruments Corp.	27,700
835	Newport Corp.*	4,876
428	Park Electrochemical Corp.	8,256
910	Plexus Corp.*	16,617
11,843	Sanmina-SCI Corp.*	8,527
2,777	Trimble Navigation Ltd.*	53,263
10,557	Tyco Electronics Ltd.	183,375
3,965	Vishay Intertechnology, Inc.*	21,926
		1,130,453
	Health Care Equipment & Supplies — 0.1%

918	Teleflex, Inc.	41,172

	Health Care Technology — 0.3%

2,076	HLTH Corp.*	24,476
4,180	IMS Health, Inc.	50,327
		74,803
	Household Durables — 0.4%

3,457	Fortune Brands, Inc.	121,030

	Industrial Conglomerates — 15.4%

14,776	3M Co.	843,709
1,413	Carlisle Cos., Inc.	32,315
243,528	General Electric Co.	3,282,758
5,233	McDermott International, Inc.*	114,969
5,557	Textron, Inc.	63,906
10,948	Tyco International Ltd.	302,274
		4,639,931
	Internet Software & Services — 0.1%

911	VistaPrint Ltd.*	34,882

	IT Services — 6.5%

14,315	Accenture Ltd., Class A	428,448
1,527	Acxiom Corp.	16,324
2,096	Affiliated Computer Services, Inc., Class A*	94,194
1,492	Alliance Data Systems Corp.*	60,426
11,748	Automatic Data Processing, Inc.	446,541
3,237	Broadridge Financial Solutions, Inc.	53,605
2,649	Convergys Corp.*	24,503
1,599	Cybersource Corp.*	20,787
4,377	Fidelity National Information Services, Inc.	84,301
3,689	Fiserv, Inc.*	156,266
1,845	Global Payments, Inc.	66,346
1,987	Hewitt Associates, Inc., Class A*	57,623
2,182	Lender Processing Services, Inc.	63,387
496	Mantech International Corp., Class A*	19,021
2,062	Metavante Technologies, Inc.*	52,890
1,815	NeuStar, Inc., Class A*	36,391
7,475	Paychex, Inc.	204,591
854	TeleTech Holdings, Inc.*	9,847
4,538	Total System Services, Inc.	61,944
		1,957,435
	Life Sciences Tools & Services — 0.4%

413	Dionex Corp.*	23,277
776	Mettler-Toledo International, Inc.*	55,243
2,732	PerkinElmer, Inc.	44,450
		122,970
	Machinery — 12.6%

1,300	Actuant Corp., Class A	15,964
2,105	AGCO Corp.*	60,750
620	Albany International Corp., Class A	8,277
388	Astec Industries, Inc.*	11,881
1,727	Bucyrus International, Inc.	49,530
13,874	Caterpillar, Inc.	491,972
1,171	CLARCOR, Inc.	33,561
1,207	Crane Co.	28,461
4,219	Cummins, Inc.	136,822
5,686	Danaher Corp.	343,150
9,710	Deere & Co.	422,094
1,560	Donaldson Co., Inc.	52,557
4,293	Dover Corp.	134,972
3,786	Eaton Corp.	164,691
593	ESCO Technologies, Inc.*	24,088
1,302	Flowserve Corp.	95,788
1,198	Gardner Denver, Inc.*	33,951
1,382	Graco, Inc.	30,805
1,939	Harsco Corp.	56,347
1,898	IDEX Corp.	44,318
10,129	Illinois Tool Works, Inc.	327,066
7,322	Ingersoll-Rand Co., Ltd., Class A*	148,124
2,358	Joy Global, Inc.	81,280
790	Kaydon Corp.	27,176
1,700	Kennametal, Inc.	32,096
935	Lincoln Electric Holdings, Inc.	38,148
2,999	Manitowoc Co., Inc. (The)	19,554
856	Mueller Industries, Inc.	18,806
2,652	Mueller Water Products, Inc., Class A	9,574
1,457	Navistar International Corp.*	58,003
716	Nordson Corp.	27,494
1,714	Oshkosh Corp.	20,345
7,938	PACCAR, Inc.	236,949
2,736	Pall Corp.	70,261
3,721	Parker Hannifin Corp.	157,250
2,301	Pentair, Inc.	57,594
1,245	SPX Corp.	57,158

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,184	Terex Corp.*	$29,309
1,784	Timken Co.	30,168
814	Toro Co.	25,071
1,828	Trinity Industries, Inc.	27,859
430	Valmont Industries, Inc.	29,502
1,124	Wabtec Corp.	40,104
		3,808,870
	Marine — 0.3%

950	Alexander & Baldwin, Inc.	23,513
227	American Commercial Lines, Inc.*	4,007
727	Genco Shipping & Trading Ltd.	19,011
1,236	Kirby Corp.*	41,554
		88,085
	Metals & Mining — 0.1%

500	Schnitzer Steel Industries, Inc., Class A	27,270

	Multi-Utilities — 0.2%

3,880	MDU Resources Group, Inc.	71,625

	Office Electronics — 0.1%

1,458	Zebra Technologies Corp., Class A*	31,828

	Oil, Gas & Consumable Fuels — 0.2%

1,206	General Maritime Corp.	11,553
497	Overseas Shipholding Group, Inc.	16,809
980	Teekay Corp.	15,719
670	World Fuel Services Corp.	28,435
		72,516
	Paper & Forest Products — 0.8%

2,399	Louisiana-Pacific Corp.*	10,412
3,725	MeadWestvaco Corp.	59,488
4,831	Weyerhaeuser Co.	162,225
		232,125
	Professional Services — 1.3%

521	Administaff, Inc.	11,202
787	Corporate Executive Board Co. (The)	13,686
1,168	FTI Consulting, Inc.*	58,657
484	Huron Consulting Group, Inc.*	22,182
1,798	Manpower, Inc.	76,433
2,835	Monster Worldwide, Inc.*	33,113
2,134	MPS Group, Inc.*	16,197
1,108	Navigant Consulting, Inc.*	13,196
1,031	Resources Connection, Inc.*	19,104
3,496	Robert Half International, Inc.	74,779
1,181	Spherion Corp.*	4,063
1,002	TrueBlue, Inc.*	8,547
982	Watson Wyatt Worldwide, Inc., Class A	37,257
		388,416
	Road & Rail — 6.5%

522	Arkansas Best Corp.	14,673
6,384	Burlington Northern Santa Fe Corp.	462,457
1,067	Con-way, Inc.	34,251
9,208	CSX Corp.	292,446
736	Genesee & Wyoming, Inc., Class A*	21,285
2,568	J.B. Hunt Transport Services, Inc.	78,915
2,101	Kansas City Southern*	34,646
1,294	Knight Transportation, Inc.	22,956
1,197	Landstar System, Inc.	45,486
8,446	Norfolk Southern Corp.	314,191
703	Old Dominion Freight Line, Inc.*	20,703
1,285	Ryder System, Inc.	36,211
11,601	Union Pacific Corp.	571,581
1,174	Werner Enterprises, Inc.	21,120
1,367	YRC Worldwide, Inc.*	3,527
		1,974,448
	Semiconductors & Semiconductor Equipment — 0.1%

722	ATMI, Inc.*	11,718
732	Veeco Instruments, Inc.*	7,708
		19,426
	Software — 0.1%

1,963	Jack Henry & Associates, Inc.	36,060

	Specialty Retail — 0.4%

2,284	Sherwin-Williams Co. (The)	120,595

	Trading Companies & Distributors — 1.2%

3,214	Fastenal Co.	106,769
992	GATX Corp.	24,979
585	Kaman Corp.	9,272
1,011	MSC Industrial Direct Co., Class A	36,780
1,193	United Rentals, Inc.*	5,667
1,492	W.W. Grainger, Inc.	117,614
565	Watsco, Inc.	27,815
977	WESCO International, Inc.*	26,115
		355,011
	Total Common Stocks (Cost $22,875,851)	26,758,978

Principal Amount
	Repurchase Agreements (a) - 6.0%
$53,568	Bank of America Corp., 0.14%, dated 05/28/09, due 06/04/09, total to be received $53,569(b)	53,568
24,543	Bank of America Corp., 0.16%, dated 05/29/09, due 06/01/09, total to be received $24,543(d)	24,543
267,842	Bank of America Corp., 0.17%, dated 05/29/09, due 06/01/09, total to be received $267,846(c)	267,842
107,137	Credit Suisse (USA) LLC, 0.16%, dated 05/28/09, due 06/04/09, total to be received $107,140(e)	107,137
160,705	Credit Suisse (USA) LLC, 0.17%, dated 05/29/09, due 06/05/09, total to be received $160,710(f)	160,705
37,498	ING Financial Markets LLC, 0.14%, dated 05/29/09, due 06/01/09, total to be received $37,498(g)	37,498
321,410	ING Financial Markets LLC, 0.18%, dated 05/29/09, due 06/01/09, total to be received $321,415(h)	321,410

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a) (continued)
$214,273	ING Financial Markets LLC, 0.19%, dated 05/29/09, due 06/05/09, total to be received $214,281(i)	$214,273
589,251	JPMorgan Chase & Co., 0.17%, dated 05/29/09, due 06/01/09, total to be received $589,259(j)	589,251
48,560	UBS Warburg LLC, 0.16%, dated 05/29/09, due 06/01/09, total to be received $48,561(k)	48,560
	Total Repurchase Agreements (Cost $1,824,787)	1,824,787
	Total Investments (Cost $24,700,638) — 94.6%	28,583,765
	Other assets less liabilities — 5.4%	1,643,967
	Net Assets — 100.0%	$30,227,732

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of 05/31/09, the aggregate amount held in a segregated account was $11,068,736.

(b)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 5.00% to 6.00%, due 04/15/38 to 05/15/39, which had a total value of $54,639. The investment in the repurchase agreement was through participation in a pooled account.

(c)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 0% to 6.00%, due 09/20/38 to 05/20/39, which had a total value of $273,199. The investment in the repurchase agreement was through participation in a pooled account.

(d)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Bills, 0%, due 08/06/09, which had a total value of $25,034. The investment in the repurchase agreement was through participation in a pooled account.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: U.S. Treasury Notes, 0.88% to 1.38%, due 12/31/10 to 03/15/12, which had a total value of $109,280. The investment in the repurchase agreement was through participation in a pooled account.

(f)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Government National Mortgage Association, 4.50% to 5.50%, due 12/15/38 to 05/15/39, which had a total value of $163,920. The investment in the repurchase agreement was through participation in a pooled account.

(g)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Mortgage Corp., 0%, due 06/01/09 to 12/28/09; Federal National Mortgage Association, 1.50% to 2.32%, due 09/16/10 to 10/01/12, which had a total value of $38,248. The investment in the repurchase agreement was through participation in a pooled account.

(h)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Farm Credit Bank, 0%, due 06/05/09 to 11/17/09; Federal Home Loan Bank, 0.80% to 6.72%, due 06/02/09 to 06/11/21; Federal Home Loan Mortgage Corp., 1.45% to 6.88%, due 06/11/09 to 07/15/32; Federal National Mortgage Association, 1.75% to 8.20%, due 06/15/09 to 11/15/30, which had a total value of $327,838. The investment in the repurchase agreement was through participation in a pooled account.

(i)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 3.38%, due 12/30/09 to 08/13/10; Federal Home Loan Mortgage Corp., 2.88% to 7.00%, due 03/15/10 to 03/15/31; Federal National Mortgage Association, 1.20% to 7.25%, due 07/27/09 to 10/23/39, which had a total value of $218,559. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

(j)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal Home Loan Bank, 0.80% to 5.25%, due 12/30/09 to 06/18/14; Federal Home Loan Mortgage Corp., 0% to 6.88%, due 06/15/09 to 06/13/18; Federal National Mortgage Association, 4.50% to 5.00%, due 06/03/09 to 08/13/09; U.S. Treasury Bonds, 7.25% to 12.50%, due 08/15/14 to 02/15/19; U.S. Treasury Notes, 1.38% to 6.50%, due 06/15/09 to 02/15/19, which had a total value of $601,037. The investment in the repurchase agreement was through participation in a pooled account.

(k)

Represents the Fund’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government and/or agency securities at the date of this schedule as follows: Federal National Mortgage Association, 0% to 6.63%, due 12/29/09 to 11/15/30, which had a total value of $49,531. The investment in the repurchase agreement was through participation in a pooled account.

As of May 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,599,618)
Net unrealized depreciation	$(2,599,618)
Federal income tax cost of investments	$31,183,383

Swap Agreements

Ultra Industrials had the following open swap agreements as of May 31, 2009:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	$7,835,919	$(368,025)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	11,092,446	(472,730)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	3,897,156	911,872

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	10,538,885	1,574,715

	$33,364,406	$1,645,832

See accompanying notes to the financial statements.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)                 Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)                 Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
July 28, 2009

By:	/s/ Charles Todd
Charles Todd
Treasurer
July 28, 2009